UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025 – September 30, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Banking Fund

Investor Class | RYKIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$79	1.43%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 19.05%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., NU Holdings Limited/Cayman Islands — Class A, and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia S.A. ADR, Pinnacle Financial Partners, Inc., and Prosperity Bancshares, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	19.05%	23.48%	17.92%	8.59%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$11,151,207
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	75%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Banking Fund | Investor Class | RYKIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYKIX-093025

Guggenheim Investments	2

Banking Fund

Class A | RYBKX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 18.92%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., NU Holdings Limited/Cayman Islands — Class A, and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia S.A. ADR, Pinnacle Financial Partners, Inc., and Prosperity Bancshares, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	18.92%	23.19%	17.62%	8.28%
Class A (with sales charge)‡	13.27%	17.33%	16.49%	7.75%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$11,151,207
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	75%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Banking Fund | Class A | RYBKX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBKX-093025

Guggenheim Investments	2

Banking Fund

Class C | RYKCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.41%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 18.48%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., NU Holdings Limited/Cayman Islands — Class A, and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia S.A. ADR, Pinnacle Financial Partners, Inc., and Prosperity Bancshares, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	18.48%	22.25%	16.75%	7.47%
Class C (with CDSC)§	17.48%	21.25%	16.75%	7.47%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$11,151,207
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	75%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Banking Fund | Class C | RYKCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYKCX-093025

Guggenheim Investments	2

Banking Fund

Class H | RYKAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 18.91%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., NU Holdings Limited/Cayman Islands — Class A, and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia S.A. ADR, Pinnacle Financial Partners, Inc., and Prosperity Bancshares, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	18.91%	23.19%	17.63%	8.28%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$11,151,207
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	75%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Banking Fund | Class H | RYKAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYKAX-093025

Guggenheim Investments	2

Basic Materials Fund

Investor Class | RYBIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$77	1.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 20.11%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and construction materials. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Coeur Mining, Inc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Eastman Chemical Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	20.11%	11.53%	12.60%	11.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$26,103,035
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	83%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Basic Materials Fund | Investor Class | RYBIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBIX-093025

Guggenheim Investments	2

Basic Materials Fund

Class A | RYBMX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$91	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 19.97%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and construction materials. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Coeur Mining, Inc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Eastman Chemical Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	19.97%	11.25%	12.32%	11.52%
Class A (with sales charge)‡	14.27%	5.97%	11.23%	10.98%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$26,103,035
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	83%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Basic Materials Fund | Class A | RYBMX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBMX-093025

Guggenheim Investments	2

Basic Materials Fund

Class C | RYBCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 19.52%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and construction materials. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Coeur Mining, Inc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Eastman Chemical Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	19.52%	10.43%	11.48%	10.69%
Class C (with CDSC)§	18.52%	9.47%	11.48%	10.69%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$26,103,035
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	83%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Basic Materials Fund | Class C | RYBCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBCX-093025

Guggenheim Investments	2

Basic Materials Fund

Class H | RYBAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 19.97%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and construction materials. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Coeur Mining, Inc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Eastman Chemical Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	19.97%	11.25%	12.31%	11.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$26,103,035
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	83%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares
†	6 month returns are not annualized.

Guggenheim Investments	1

Basic Materials Fund | Class H | RYBAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBAX-093025

Guggenheim Investments	2

Biotechnology Fund

Investor Class | RYOIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$75	1.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 15.00%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, life sciences tools & services, and pharmaceuticals. No industry detracted from performance. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., Insmed, Inc., and Ionis Pharmaceuticals, Inc. Those that detracted the most were Vertex Pharmaceuticals, Inc., Sarepta Therapeutics, Inc., and Regeneron Pharmaceuticals, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	15.00%	4.32%	3.24%	5.37%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$89,999,720
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	27%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Biotechnology Fund | Investor Class | RYOIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYOIX-093025

Guggenheim Investments	2

Biotechnology Fund

Class A | RYBOX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$89	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 14.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, life sciences tools & services, and pharmaceuticals. No industry detracted from performance. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., Insmed, Inc., and Ionis Pharmaceuticals, Inc. Those that detracted the most were Vertex Pharmaceuticals, Inc., Sarepta Therapeutics, Inc., and Regeneron Pharmaceuticals, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	14.86%	4.08%	2.99%	5.11%
Class A (with sales charge)‡	9.42%	-0.87%	1.99%	4.60%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$89,999,720
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	27%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Biotechnology Fund | Class A | RYBOX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBOX-093025

Guggenheim Investments	2

Biotechnology Fund

Class C | RYCFX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$129	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 14.44%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, life sciences tools & services, and pharmaceuticals. No industry detracted from performance. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., Insmed, Inc., and Ionis Pharmaceuticals, Inc. Those that detracted the most were Vertex Pharmaceuticals, Inc., Sarepta Therapeutics, Inc., and Regeneron Pharmaceuticals, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	14.44%	3.29%	2.22%	4.33%
Class C (with CDSC)§	13.44%	2.44%	2.22%	4.33%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$89,999,720
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	27%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Biotechnology Fund | Class C | RYCFX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCFX-093025

Guggenheim Investments	2

Biotechnology Fund

Class H | RYOAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$89	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 14.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, life sciences tools & services, and pharmaceuticals. No industry detracted from performance. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., Insmed, Inc., and Ionis Pharmaceuticals, Inc. Those that detracted the most were Vertex Pharmaceuticals, Inc., Sarepta Therapeutics, Inc., and Regeneron Pharmaceuticals, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	14.86%	4.06%	2.99%	5.11%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$89,999,720
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	27%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Biotechnology Fund | Class H | RYOAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYOAX-093025

Guggenheim Investments	2

Consumer Products Fund

Investor Class | RYCIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$69	1.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -4.10%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned -1.27% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, food distributors, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were e.l.f. Beauty, Inc., Estee Lauder Companies Inc.—Class A, and Celsius Holdings, Inc. Those that detracted the most were Kenvue, Inc., Procter & Gamble Co., and BellRing Brands, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-4.10%	-5.94%	4.01%	5.22%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Staples Index	-1.27%	0.51%	8.51%	8.95%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$35,229,490
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	17%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Consumer Products Fund | Investor Class | RYCIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCIX-093025

Guggenheim Investments	2

Consumer Products Fund

Class A | RYPDX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$81	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -4.21%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned -1.27% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, food distributors, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were e.l.f. Beauty, Inc., Estee Lauder Companies Inc.—Class A, and Celsius Holdings, Inc. Those that detracted the most were Kenvue, Inc., Procter & Gamble Co., and BellRing Brands, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.21%	-6.17%	3.75%	4.96%
Class A (with sales charge)‡	-8.76%	-10.64%	2.74%	4.45%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Staples Index	-1.27%	0.51%	8.51%	8.95%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$35,229,490
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	17%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Consumer Products Fund | Class A | RYPDX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYPDX-093025

Guggenheim Investments	2

Consumer Products Fund

Class C | RYCPX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$118	2.41%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -4.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned -1.27% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, food distributors, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were e.l.f. Beauty, Inc., Estee Lauder Companies Inc.—Class A, and Celsius Holdings, Inc. Those that detracted the most were Kenvue, Inc., Procter & Gamble Co., and BellRing Brands, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-4.56%	-6.87%	2.97%	4.18%
Class C (with CDSC)§	-5.51%	-7.71%	2.97%	4.18%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Staples Index	-1.27%	0.51%	8.51%	8.95%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$35,229,490
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	17%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Consumer Products Fund | Class C | RYCPX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCPX-093025

Guggenheim Investments	2

Consumer Products Fund

Class H | RYCAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -4.21%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned -1.27% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, food distributors, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were e.l.f. Beauty, Inc., Estee Lauder Companies Inc.—Class A, and Celsius Holdings, Inc. Those that detracted the most were Kenvue, Inc., Procter & Gamble Co., and BellRing Brands, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	-4.21%	-6.17%	3.75%	4.96%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Staples Index	-1.27%	0.51%	8.51%	8.95%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$35,229,490
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	17%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Consumer Products Fund | Class H | RYCAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCAX-093025

Guggenheim Investments	2

Electronics Fund

Investor Class | RYSIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$89	1.39%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 54.99%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., Wolfspeed, Inc., and Power Integrations, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	54.99%	25.47%	23.27%	24.59%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$105,359,406
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Electronics Fund | Investor Class | RYSIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSIX-093025

Guggenheim Investments	2

Electronics Fund

Class A | RYELX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$105	1.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 54.80%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., Wolfspeed, Inc., and Power Integrations, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	54.80%	25.16%	22.96%	24.29%
Class A (with sales charge)‡	47.45%	19.22%	21.77%	23.69%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$105,359,406
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Electronics Fund | Class A | RYELX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYELX-093025

Guggenheim Investments	2

Electronics Fund

Class C | RYSCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$152	2.39%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 54.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., Wolfspeed, Inc., and Power Integrations, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	54.22%	24.23%	22.04%	23.36%
Class C (with CDSC)§	53.22%	23.23%	22.04%	23.36%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$105,359,406
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Electronics Fund | Class C | RYSCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSCX-093025

Guggenheim Investments	2

Electronics Fund

Class H | RYSAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$105	1.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 54.80%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., Wolfspeed, Inc., and Power Integrations, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	54.80%	25.16%	22.96%	24.27%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$105,359,406
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Electronics Fund | Class H | RYSAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSAX-093025

Guggenheim Investments	2

Energy Fund

Investor Class | RYEIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$72	1.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 4.82%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were coal & consumable fuels, oil & gas refining and marketing, and semiconductors. Those that detracted the most were oil & gas exploration & production, integrated oil & gas, and automotive retail. The holdings that contributed the most to performance were Cameco Corp., SolarEdge Technologies, Inc., and First Solar, Inc. Those that detracted the most were ONEOK, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger N.V.).

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	4.82%	5.47%	26.92%	4.15%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$18,817,623
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	440%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Energy Fund | Investor Class | RYEIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYEIX-093025

Guggenheim Investments	2

Energy Fund

Class A | RYENX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$85	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 4.69%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were coal & consumable fuels, oil & gas refining and marketing, and semiconductors. Those that detracted the most were oil & gas exploration & production, integrated oil & gas, and automotive retail. The holdings that contributed the most to performance were Cameco Corp., SolarEdge Technologies, Inc., and First Solar, Inc. Those that detracted the most were ONEOK, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger N.V.).

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.69%	5.21%	26.61%	3.89%
Class A (with sales charge)‡	-0.28%	0.21%	25.38%	3.39%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$18,817,623
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	440%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Energy Fund | Class A | RYENX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYENX-093025

Guggenheim Investments	2

Energy Fund

Class C | RYECX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 4.29%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were coal & consumable fuels, oil & gas refining and marketing, and semiconductors. Those that detracted the most were oil & gas exploration & production, integrated oil & gas, and automotive retail. The holdings that contributed the most to performance were Cameco Corp., SolarEdge Technologies, Inc., and First Solar, Inc. Those that detracted the most were ONEOK, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger N.V.).

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.29%	4.43%	25.66%	3.12%
Class C (with CDSC)§	3.29%	3.43%	25.66%	3.12%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$18,817,623
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	440%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Energy Fund | Class C | RYECX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYECX-093025

Guggenheim Investments	2

Energy Fund

Class H | RYEAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.63%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 4.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were coal & consumable fuels, oil & gas refining and marketing, and semiconductors. Those that detracted the most were oil & gas exploration & production, integrated oil & gas, and automotive retail. The holdings that contributed the most to performance were Cameco Corp., SolarEdge Technologies, Inc., and First Solar, Inc. Those that detracted the most were ONEOK, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger N.V.).

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	4.71%	5.21%	26.60%	3.87%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$18,817,623
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	440%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Energy Fund | Class H | RYEAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYEAX-093025

Guggenheim Investments	2

Energy Services Fund

Investor Class | RYVIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -0.09%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industry that contributed the most to performance was oil & gas drilling. The industry that detracted from performance was oil & gas equipment & services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc.—Class A, Baker Hughes Co., and Weatherford International plc. Those that detracted the most were SLB (formerly Schlumberger N.V.), Patterson-UTI Energy, Inc., and Atlas Energy Solutions, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-0.09%	-9.11%	17.88%	-6.62%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,419,212
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	291%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Energy Services Fund | Investor Class | RYVIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVIX-093025

Guggenheim Investments	2

Energy Services Fund

Class A | RYESX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -0.22%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industry that contributed the most to performance was oil & gas drilling. The industry that detracted from performance was oil & gas equipment & services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc.—Class A, Baker Hughes Co., and Weatherford International plc. Those that detracted the most were SLB (formerly Schlumberger N.V.), Patterson-UTI Energy, Inc., and Atlas Energy Solutions, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-0.22%	-9.33%	17.58%	-6.86%
Class A (with sales charge)‡	-4.96%	-13.64%	16.44%	-7.31%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,419,212
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	291%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Energy Services Fund | Class A | RYESX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYESX-093025

Guggenheim Investments	2

Energy Services Fund

Class C | RYVCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -0.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industry that contributed the most to performance was oil & gas drilling. The industry that detracted from performance was oil & gas equipment & services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc.—Class A, Baker Hughes Co., and Weatherford International plc. Those that detracted the most were SLB (formerly Schlumberger N.V.), Patterson-UTI Energy, Inc., and Atlas Energy Solutions, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.56%	-10.01%	16.70%	-7.55%
Class C (with CDSC)§	-1.55%	-10.91%	16.70%	-7.55%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,419,212
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	291%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Energy Services Fund | Class C | RYVCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVCX-093025

Guggenheim Investments	2

Energy Services Fund

Class H | RYVAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -0.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industry that contributed the most to performance was oil & gas drilling. The industry that detracted from performance was oil & gas equipment & services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc.—Class A, Baker Hughes Co., and Weatherford International plc. Those that detracted the most were SLB (formerly Schlumberger N.V.), Patterson-UTI Energy, Inc., and Atlas Energy Solutions, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	-0.18%	-9.34%	17.58%	-6.86%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,419,212
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	291%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Energy Services Fund | Class H | RYVAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVAX-093025

Guggenheim Investments	2

Financial Services Fund

Investor Class | RYFIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$76	1.43%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 10.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and asset management & custody banks. Those that detracted the most were insurance brokers, multi-family residential REITs, and multi-sector holdings. The holdings that contributed the most to performance were Robinhood Markets, Inc.—Class A, JPMorgan Chase & Co., and Coinbase Global, Inc.—Class A. Those that detracted the most were Fiserv, Inc., Berkshire Hathaway Inc.—Class B, and Marsh & McLennan Companies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	10.86%	15.66%	16.10%	10.63%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$14,030,222
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	132%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Financial Services Fund | Investor Class | RYFIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFIX-093025

Guggenheim Investments	2

Financial Services Fund

Class A | RYFNX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$87	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 10.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and asset management & custody banks. Those that detracted the most were insurance brokers, multi-family residential REITs, and multi-sector holdings. The holdings that contributed the most to performance were Robinhood Markets, Inc.—Class A, JPMorgan Chase & Co., and Coinbase Global, Inc.—Class A. Those that detracted the most were Fiserv, Inc., Berkshire Hathaway Inc.—Class B, and Marsh & McLennan Companies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	10.71%	15.36%	15.81%	10.36%
Class A (with sales charge)‡	5.44%	9.89%	14.69%	9.82%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$14,030,222
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	132%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Financial Services Fund | Class A | RYFNX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFNX-093025

Guggenheim Investments	2

Financial Services Fund

Class C | RYFCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$127	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 10.30%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and asset management & custody banks. Those that detracted the most were insurance brokers, multi-family residential REITs, and multi-sector holdings. The holdings that contributed the most to performance were Robinhood Markets, Inc.—Class A, JPMorgan Chase & Co., and Coinbase Global, Inc.—Class A. Those that detracted the most were Fiserv, Inc., Berkshire Hathaway Inc.—Class B, and Marsh & McLennan Companies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	10.30%	14.49%	14.94%	9.54%
Class C (with CDSC)§	9.30%	13.49%	14.94%	9.54%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$14,030,222
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	132%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Financial Services Fund | Class C | RYFCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFCX-093025

Guggenheim Investments	2

Financial Services Fund

Class H | RYFAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$87	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 10.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and asset management & custody banks. Those that detracted the most were insurance brokers, multi-family residential REITs, and multi-sector holdings. The holdings that contributed the most to performance were Robinhood Markets, Inc.—Class A, JPMorgan Chase & Co., and Coinbase Global, Inc.—Class A. Those that detracted the most were Fiserv, Inc., Berkshire Hathaway Inc.—Class B, and Marsh & McLennan Companies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	10.71%	15.36%	15.81%	10.36%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$14,030,222
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	132%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Financial Services Fund | Class H | RYFAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFAX-093025

Guggenheim Investments	2

Health Care Fund

Investor Class | RYHIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 2.45%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, health care facilities, and health care services. Those that detracted the most were managed health care, health care supplies, and pharmaceuticals. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Insmed Inc. Those that detracted the most were UnitedHealth Group, Inc., Bristol-Myers Squibb Co., and Elevance Health, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	2.45%	-4.46%	5.27%	7.60%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$23,132,018
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	152%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Health Care Fund | Investor Class | RYHIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHIX-093025

Guggenheim Investments	2

Health Care Fund

Class A | RYHEX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 2.33%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, health care facilities, and health care services. Those that detracted the most were managed health care, health care supplies, and pharmaceuticals. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Insmed Inc. Those that detracted the most were UnitedHealth Group, Inc., Bristol-Myers Squibb Co., and Elevance Health, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.33%	-4.70%	5.01%	7.32%
Class A (with sales charge)‡	-2.53%	-9.22%	3.99%	6.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$23,132,018
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	152%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Health Care Fund | Class A | RYHEX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHEX-093025

Guggenheim Investments	2

Health Care Fund

Class C | RYHCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.41%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 1.95%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, health care facilities, and health care services. Those that detracted the most were managed health care, health care supplies, and pharmaceuticals. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Insmed Inc. Those that detracted the most were UnitedHealth Group, Inc., Bristol-Myers Squibb Co., and Elevance Health, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.95%	-5.42%	4.23%	6.53%
Class C (with CDSC)§	0.95%	-6.37%	4.23%	6.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$23,132,018
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	152%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Health Care Fund | Class C | RYHCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHCX-093025

Guggenheim Investments	2

Health Care Fund

Class H | RYHAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 2.32%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, health care facilities, and health care services. Those that detracted the most were managed health care, health care supplies, and pharmaceuticals. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Insmed Inc. Those that detracted the most were UnitedHealth Group, Inc., Bristol-Myers Squibb Co., and Elevance Health, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	2.32%	-4.70%	5.02%	7.33%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$23,132,018
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	152%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30,2015, the Fund's Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Health Care Fund | Class H | RYHAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHAX-093025

Guggenheim Investments	2

Internet Fund

Investor Class | RYIIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$78	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 28.17%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, communications equipment, and internet services & infrastructure. The industry that detracted the most was human resources & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, ROBLOX Corp.—Class A, and Netflix, Inc. Those that detracted the most were Salesforce, Inc., GoDaddy, Inc.—Class A, and Adobe, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	28.17%	31.76%	6.91%	13.87%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$40,649,929
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	15%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Internet Fund | Investor Class | RYIIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIIX-093025

Guggenheim Investments	2

Internet Fund

Class A | RYINX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$94	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 28.00%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, communications equipment, and internet services & infrastructure. The industry that detracted the most was human resources & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, ROBLOX Corp.—Class A, and Netflix, Inc. Those that detracted the most were Salesforce, Inc., GoDaddy, Inc.—Class A, and Adobe, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	28.00%	31.42%	6.64%	13.59%
Class A (with sales charge)‡	21.92%	25.19%	5.61%	13.03%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$40,649,929
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	15%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Internet Fund | Class A | RYINX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYINX-093025

Guggenheim Investments	2

Internet Fund

Class C | RYICX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$137	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 27.52%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, communications equipment, and internet services & infrastructure. The industry that detracted the most was human resources & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, ROBLOX Corp.—Class A, and Netflix, Inc. Those that detracted the most were Salesforce, Inc., GoDaddy, Inc.—Class A, and Adobe, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	27.52%	30.44%	5.85%	12.74%
Class C (with CDSC)§	26.52%	29.44%	5.85%	12.74%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$40,649,929
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	15%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Internet Fund | Class C | RYICX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYICX-093025

Guggenheim Investments	2

Internet Fund

Class H | RYIAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$94	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 27.99%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, communications equipment, and internet services & infrastructure. The industry that detracted the most was human resources & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, ROBLOX Corp.—Class A, and Netflix, Inc. Those that detracted the most were Salesforce, Inc., GoDaddy, Inc.—Class A, and Adobe, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	27.99%	31.42%	6.64%	13.59%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$40,649,929
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	15%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Internet Fund | Class H | RYIAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIAX-093025

Guggenheim Investments	2

Leisure Fund

Investor Class | RYLIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$75	1.39%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 14.08%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and interactive home entertainment. Those that detracted the most were restaurants, distillers & vintners, and brewers. The holdings that contributed the most to performance were ROBLOX Corp.—Class A, Netflix, Inc, and EchoStar Corp.—Class A. Those that detracted the most were Comcast Corp.—Class A, Chipotle Mexican Grill, Inc. —Class A, and Starbucks Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	14.08%	17.71%	7.75%	8.34%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,778,656
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	108%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Leisure Fund | Investor Class | RYLIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLIX-093025

Guggenheim Investments	2

Leisure Fund

Class A | RYLSX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$88	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 13.93%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and interactive home entertainment. Those that detracted the most were restaurants, distillers & vintners, and brewers. The holdings that contributed the most to performance were ROBLOX Corp.—Class A, Netflix, Inc, and EchoStar Corp.—Class A. Those that detracted the most were Comcast Corp.—Class A, Chipotle Mexican Grill, Inc. —Class A, and Starbucks Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	13.93%	17.43%	7.48%	8.07%
Class A (with sales charge)‡	8.51%	11.86%	6.44%	7.54%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,778,656
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	108%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Leisure Fund | Class A | RYLSX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLSX-093025

Guggenheim Investments	2

Leisure Fund

Class C | RYLCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$128	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 13.50%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and interactive home entertainment. Those that detracted the most were restaurants, distillers & vintners, and brewers. The holdings that contributed the most to performance were ROBLOX Corp.—Class A, Netflix, Inc, and EchoStar Corp.—Class A. Those that detracted the most were Comcast Corp.—Class A, Chipotle Mexican Grill, Inc. —Class A, and Starbucks Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	13.50%	16.56%	6.68%	7.26%
Class C (with CDSC)§	12.50%	15.56%	6.68%	7.26%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,778,656
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	108%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Leisure Fund | Class C | RYLCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLCX-093025

Guggenheim Investments	2

Leisure Fund

Class H | RYLAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 13.94%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and interactive home entertainment. Those that detracted the most were restaurants, distillers & vintners, and brewers. The holdings that contributed the most to performance were ROBLOX Corp.—Class A, Netflix, Inc, and EchoStar Corp.—Class A. Those that detracted the most were Comcast Corp.—Class A, Chipotle Mexican Grill, Inc. —Class A, and Starbucks Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H **	13.94%	17.41%	7.48%	8.07%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,778,656
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	108%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Leisure Fund | Class H | RYLAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLAX-093025

Guggenheim Investments	2

Precious Metals Fund

Investor Class | RYPMX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$86	1.29%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 67.41%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Barrick Mining Corp. One holding and Orla Mining Ltd. detracted from performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	67.41%	86.20%	14.94%	19.76%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$182,878,755
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	210%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Precious Metals Fund | Investor Class | RYPMX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYPMX-093025

Guggenheim Investments	2

Precious Metals Fund

Class A | RYMNX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$104	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 67.21%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Barrick Mining Corp. One holding and Orla Mining Ltd. detracted from performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	67.21%	85.78%	14.66%	19.46%
Class A (with sales charge)‡	59.26%	76.97%	13.55%	18.88%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$182,878,755
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	210%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Precious Metals Fund | Class A | RYMNX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMNX-093025

Guggenheim Investments	2

Precious Metals Fund

Class C | RYZCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$153	2.29%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 66.57%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Barrick Mining Corp. One holding and Orla Mining Ltd. detracted from performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	66.57%	84.34%	13.80%	18.57%
Class C (with CDSC)§	65.57%	83.34%	13.80%	18.57%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$182,878,755
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	210%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Precious Metals Fund | Class C | RYZCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYZCX-093025

Guggenheim Investments	2

Precious Metals Fund

Class H | RYMPX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$104	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 67.20%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Barrick Mining Corp. One holding and Orla Mining Ltd. detracted from performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	67.20%	85.78%	14.66%	19.44%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$182,878,755
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	210%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Precious Metals Fund | Class H | RYMPX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMPX-093025

Guggenheim Investments	2

Real Estate Fund

Class A | RYREX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$85	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 4.58%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 3.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were real estate services, health care REITs, and retail REITs. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and industrial REITS. The holdings that contributed the most to performance were Opendoor Technologies Inc., Digital Realty Trust, Inc., and Welltower, Inc. Those that detracted the most were Americold Realty Trust, Inc., American Tower Corp.—Class A, and Mid-America Apartment Communities, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.58%	-1.50%	6.82%	4.88%
Class A (with sales charge)‡	-0.39%	-6.19%	5.78%	4.37%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
MSCI U.S. REIT Index	3.61%	-1.69%	9.30%	6.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,979,004
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	690%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Real Estate Fund | Class A | RYREX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Welltower, Inc.	3.7%
Prologis, Inc.	3.4%
American Tower Corp. — Class A	3.1%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
CBRE Group, Inc. — Class A	2.2%
Crown Castle, Inc.	2.1%
Equinix, Inc.	2.0%
Top 10 Total	26.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYREX-093025

Guggenheim Investments	2

Real Estate Fund

Class C | RYCRX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.41%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 4.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 3.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were real estate services, health care REITs, and retail REITs. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and industrial REITS. The holdings that contributed the most to performance were Opendoor Technologies Inc., Digital Realty Trust, Inc., and Welltower, Inc. Those that detracted the most were Americold Realty Trust, Inc., American Tower Corp.—Class A, and Mid-America Apartment Communities, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.11%	-2.24%	6.17%	4.18%
Class C (with CDSC)§	3.11%	-3.21%	6.17%	4.18%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
MSCI U.S. REIT Index	3.61%	-1.69%	9.30%	6.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,979,004
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	690%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Real Estate Fund | Class C | RYCRX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Welltower, Inc.	3.7%
Prologis, Inc.	3.4%
American Tower Corp. — Class A	3.1%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
CBRE Group, Inc. — Class A	2.2%
Crown Castle, Inc.	2.1%
Equinix, Inc.	2.0%
Top 10 Total	26.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCRX-093025

Guggenheim Investments	2

Real Estate Fund

Class H | RYHRX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 4.59%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 3.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were real estate services, health care REITs, and retail REITs. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and industrial REITS. The holdings that contributed the most to performance were Opendoor Technologies Inc., Digital Realty Trust, Inc., and Welltower, Inc. Those that detracted the most were Americold Realty Trust, Inc., American Tower Corp.—Class A, and Mid-America Apartment Communities, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	4.59%	-1.48%	6.83%	4.90%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
MSCI U.S. REIT Index	3.61%	-1.69%	9.30%	6.61%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,979,004
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	690%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Real Estate Fund | Class H | RYHRX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Welltower, Inc.	3.7%
Prologis, Inc.	3.4%
American Tower Corp. — Class A	3.1%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
CBRE Group, Inc. — Class A	2.2%
Crown Castle, Inc.	2.1%
Equinix, Inc.	2.0%
Top 10 Total	26.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHRX-093025

Guggenheim Investments	2

Retailing Fund

Investor Class | RYRIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$76	1.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 17.27%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, other specialty retail, and apparel retail. Those that detracted the most were distributors and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Amazon.com, Inc., and Wayfair, Inc.—Class A. Those that detracted the most were CarMax, Inc., LKQ Corp., and JD.com, Inc. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	17.27%	13.12%	7.77%	9.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,499,701
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	116%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Retailing Fund | Investor Class | RYRIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRIX-093025

Guggenheim Investments	2

Retailing Fund

Class A | RYRTX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 17.13%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, other specialty retail, and apparel retail. Those that detracted the most were distributors and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Amazon.com, Inc., and Wayfair, Inc.—Class A. Those that detracted the most were CarMax, Inc., LKQ Corp., and JD.com, Inc. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	17.13%	12.82%	7.49%	9.53%
Class A (with sales charge)‡	11.57%	7.47%	6.45%	9.00%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,499,701
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	116%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Retailing Fund | Class A | RYRTX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRTX-093025

Guggenheim Investments	2

Retailing Fund

Class C | RYRCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$130	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 16.60%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, other specialty retail, and apparel retail. Those that detracted the most were distributors and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Amazon.com, Inc., and Wayfair, Inc.—Class A. Those that detracted the most were CarMax, Inc., LKQ Corp., and JD.com, Inc. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	16.60%	11.97%	6.68%	8.70%
Class C (with CDSC)§	15.60%	10.97%	6.68%	8.70%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,499,701
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	116%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Retailing Fund | Class C | RYRCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRCX-093025

Guggenheim Investments	2

Retailing Fund

Class H | RYRAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 17.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, other specialty retail, and apparel retail. Those that detracted the most were distributors and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Amazon.com, Inc., and Wayfair, Inc.—Class A. Those that detracted the most were CarMax, Inc., LKQ Corp., and JD.com, Inc. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	17.11%	12.83%	7.48%	9.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,499,701
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	116%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Retailing Fund | Class H | RYRAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRAX-093025

Guggenheim Investments	2

Technology Fund

Investor Class | RYTIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$83	1.38%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 40.08%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, application software, and systems software. The industry that detracted the most was IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were Enphase Energy, Inc., Atlassian Corp.—Class A, and Salesforce, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	40.08%	32.14%	16.54%	19.64%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$84,822,674
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	53%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Technology Fund | Investor Class | RYTIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTIX-093025

Guggenheim Investments	2

Technology Fund

Class A | RYTHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$99	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 39.91%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, application software, and systems software. The industry that detracted the most was IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were Enphase Energy, Inc., Atlassian Corp.—Class A, and Salesforce, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	39.91%	31.80%	16.25%	19.35%
Class A (with sales charge)‡	33.25%	25.54%	15.12%	18.77%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$84,822,674
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	53%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Technology Fund | Class A | RYTHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTHX-093025

Guggenheim Investments	2

Technology Fund

Class C | RYCHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$144	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 39.37%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, application software, and systems software. The industry that detracted the most was IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were Enphase Energy, Inc., Atlassian Corp.—Class A, and Salesforce, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	39.37%	30.82%	15.38%	18.45%
Class C (with CDSC)§	38.37%	29.82%	15.38%	18.45%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$84,822,674
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	53%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Technology Fund | Class C | RYCHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCHX-093025

Guggenheim Investments	2

Technology Fund

Class H | RYTAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$99	1.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 39.89%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, application software, and systems software. The industry that detracted the most was IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were Enphase Energy, Inc., Atlassian Corp.—Class A, and Salesforce, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	39.89%	31.81%	16.25%	19.34%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$84,822,674
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	53%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Technology Fund | Class H | RYTAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTAX-093025

Guggenheim Investments	2

Telecommunications Fund

Investor Class | RYMIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$78	1.39%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 23.98%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned -1.62% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. The industry that detracted the most from performance was other specialized REITs. The holdings that contributed the most to performance were Arista Networks, Inc., EchoStar Corp.— Class A, and Ciena Corp. Those that detracted the most were Charter Communications, Inc.— Class A, Comcast Corp.— Class A, and T-Mobile US, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	23.98%	26.87%	7.60%	6.63%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Telecommunication Services Index	-1.62%	18.02%	6.98%	7.00%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,360,717
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	170%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Telecommunications Fund | Investor Class | RYMIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMIX-093025

Guggenheim Investments	2

Telecommunications Fund

Class A | RYTLX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$92	1.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 23.79%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned -1.62% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. The industry that detracted the most from performance was other specialized REITs. The holdings that contributed the most to performance were Arista Networks, Inc., EchoStar Corp.— Class A, and Ciena Corp. Those that detracted the most were Charter Communications, Inc.— Class A, Comcast Corp.— Class A, and T-Mobile US, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	23.79%	26.54%	7.33%	6.36%
Class A (with sales charge)‡	17.92%	20.53%	6.29%	5.85%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Telecommunication Services Index	-1.62%	18.02%	6.98%	7.00%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,360,717
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	170%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Telecommunications Fund | Class A | RYTLX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTLX-093025

Guggenheim Investments	2

Telecommunications Fund

Class C | RYCSX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$136	2.43%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 23.35%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned -1.62% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. The industry that detracted the most from performance was other specialized REITs. The holdings that contributed the most to performance were Arista Networks, Inc., EchoStar Corp.— Class A, and Ciena Corp. Those that detracted the most were Charter Communications, Inc.— Class A, Comcast Corp.— Class A, and T-Mobile US, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	23.35%	25.56%	6.52%	5.56%
Class C (with CDSC)§	22.35%	24.56%	6.52%	5.56%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Telecommunication Services Index	-1.62%	18.02%	6.98%	7.00%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,360,717
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	170%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Telecommunications Fund | Class C | RYCSX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCSX-093025

Guggenheim Investments	2

Telecommunications Fund

Class H | RYMAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$93	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 23.82%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned -1.62% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. The industry that detracted the most from performance was other specialized REITs. The holdings that contributed the most to performance were Arista Networks, Inc., EchoStar Corp.— Class A, and Ciena Corp. Those that detracted the most were Charter Communications, Inc.— Class A, Comcast Corp.— Class A, and T-Mobile US, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	23.82%	26.52%	7.33%	6.38%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Telecommunication Services Index	-1.62%	18.02%	6.98%	7.00%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,360,717
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	170%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Telecommunications Fund | Class H | RYMAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMAX-093025

Guggenheim Investments	2

Transportation Fund

Investor Class | RYPIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$78	1.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 23.58%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 18.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, automotive parts & equipment, and passenger ground transportation. Those that detracted the most were air freight & logistics, marine transportation, and tires & rubber. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and NIO Inc. ADR. Those that detracted the most were United Parcel Service, Inc.— Class B, Old Dominion Freight Line, Inc., and Matson, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	23.58%	13.20%	6.98%	8.05%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Industrials Index	18.61%	15.69%	16.82%	13.79%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,211,380
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	73%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Transportation Fund | Investor Class | RYPIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYPIX-093025

Guggenheim Investments	2

Transportation Fund

Class A | RYTSX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$93	1.66%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 23.45%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 18.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, automotive parts & equipment, and passenger ground transportation. Those that detracted the most were air freight & logistics, marine transportation, and tires & rubber. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and NIO Inc. ADR. Those that detracted the most were United Parcel Service, Inc.— Class B, Old Dominion Freight Line, Inc., and Matson, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	23.45%	12.92%	6.71%	7.78%
Class A (with sales charge)‡	17.57%	7.56%	5.68%	7.26%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Industrials Index	18.61%	15.69%	16.82%	13.79%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,211,380
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	73%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Transportation Fund | Class A | RYTSX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTSX-093025

Guggenheim Investments	2

Transportation Fund

Class C | RYCNX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$134	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 23.01%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 18.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, automotive parts & equipment, and passenger ground transportation. Those that detracted the most were air freight & logistics, marine transportation, and tires & rubber. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and NIO Inc. ADR. Those that detracted the most were United Parcel Service, Inc.— Class B, Old Dominion Freight Line, Inc., and Matson, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	23.01%	12.09%	5.92%	6.98%
Class C (with CDSC)§	22.01%	11.09%	5.92%	6.98%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Industrials Index	18.61%	15.69%	16.82%	13.79%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,211,380
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	73%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Transportation Fund | Class C | RYCNX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCNX-093025

Guggenheim Investments	2

Transportation Fund

Class H | RYPAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$92	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 23.45%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 18.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, automotive parts & equipment, and passenger ground transportation. Those that detracted the most were air freight & logistics, marine transportation, and tires & rubber. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and NIO Inc. ADR. Those that detracted the most were United Parcel Service, Inc.— Class B, Old Dominion Freight Line, Inc., and Matson, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	23.45%	12.92%	6.72%	7.78%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Industrials Index	18.61%	15.69%	16.82%	13.79%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,211,380
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	73%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Transportation Fund | Class H | RYPAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYPAX-093025

Guggenheim Investments	2

Utilities Fund

Investor Class | RYUIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$74	1.38%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 13.85%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 12.15% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi-utilities. The industry that detracted from performance was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Oklo Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Consolidated Edison, Inc., and American Water Works Company, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	13.85%	13.91%	11.07%	9.48%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Utilities Index	12.15%	11.20%	11.44%	10.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$26,722,079
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	231%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Utilities Fund | Investor Class | RYUIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYUIX-093025

Guggenheim Investments	2

Utilities Fund

Class A | RYUTX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$88	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 13.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 12.15% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi-utilities. The industry that detracted from performance was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Oklo Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Consolidated Edison, Inc., and American Water Works Company, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	13.71%	13.62%	10.79%	9.20%
Class A (with sales charge)‡	8.30%	8.22%	9.72%	8.67%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Utilities Index	12.15%	11.20%	11.44%	10.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$26,722,079
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	231%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Utilities Fund | Class A | RYUTX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYUTX-093025

Guggenheim Investments	2

Utilities Fund

Class C | RYCUX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$128	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 13.30%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 12.15% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi-utilities. The industry that detracted from performance was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Oklo Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Consolidated Edison, Inc., and American Water Works Company, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	13.30%	12.76%	9.96%	8.39%
Class C (with CDSC)§	12.30%	11.76%	9.96%	8.39%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Utilities Index	12.15%	11.20%	11.44%	10.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$26,722,079
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	231%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Utilities Fund | Class C | RYCUX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCUX-093025

Guggenheim Investments	2

Utilities Fund

Class H | RYAUX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 13.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 12.15% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi-utilities. The industry that detracted from performance was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Oklo Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Consolidated Edison, Inc., and American Water Works Company, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	13.72%	13.59%	10.79%	9.20%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Utilities Index	12.15%	11.20%	11.44%	10.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$26,722,079
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	231%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

Utilities Fund | Class H | RYAUX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAUX-093025

Guggenheim Investments	2

Dow Jones Industrial Average® Fund

Class A | RYDAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.60%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 10.53%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class A (without sales charge)	10.53%	9.59%	11.05%	10.68%
Class A (with sales charge)‡	5.28%	4.39%	9.98%	10.13%
S&P 500 Index	19.96%	17.60%	16.47%	14.47%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	12.60%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$21,144,359
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	56%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Dow Jones Industrial Average® Fund | Class A | RYDAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.4%
Microsoft Corp.	6.1%
Caterpillar, Inc.	5.6%
Home Depot, Inc.	4.8%
Sherwin-Williams Co.	4.1%
UnitedHealth Group, Inc.	4.1%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.6%
Top 10 Total	49.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYDAX-093025

Guggenheim Investments	2

Dow Jones Industrial Average® Fund

Class C | RYDKX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.35%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 10.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class C (without CDSC)	10.11%	8.77%	10.22%	9.85%
Class C (with CDSC)§	9.10%	7.77%	10.22%	9.85%
S&P 500 Index	19.96%	17.60%	16.47%	14.47%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	12.60%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$21,144,359
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	56%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Dow Jones Industrial Average® Fund | Class C | RYDKX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.4%
Microsoft Corp.	6.1%
Caterpillar, Inc.	5.6%
Home Depot, Inc.	4.8%
Sherwin-Williams Co.	4.1%
UnitedHealth Group, Inc.	4.1%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.6%
Top 10 Total	49.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYDKX-093025

Guggenheim Investments	2

Dow Jones Industrial Average® Fund

Class H | RYDHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.60%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 10.53%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class H	10.53%	9.57%	11.05%	10.69%
S&P 500 Index	19.96%	17.60%	16.47%	14.47%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	12.60%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$21,144,359
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	56%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Dow Jones Industrial Average® Fund | Class H | RYDHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.4%
Microsoft Corp.	6.1%
Caterpillar, Inc.	5.6%
Home Depot, Inc.	4.8%
Sherwin-Williams Co.	4.1%
UnitedHealth Group, Inc.	4.1%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.6%
Top 10 Total	49.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYDHX-093025

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Class A | RYAHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$91	1.68%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 15.85%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	15.85%	3.25%	15.31%	11.36%
Class A (with sales charge)‡	10.36%	-1.66%	14.19%	10.82%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$12,352,331
Total Number of Portfolio Holdings	410
Portfolio Turnover Rate	6%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Class A | RYAHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
Comfort Systems USA, Inc.	0.7%
Pure Storage, Inc. — Class A	0.6%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Ciena Corp.	0.5%
Curtiss-Wright Corp.	0.5%
RB Global, Inc.	0.5%
Nutanix, Inc. — Class A	0.5%
Top 10 Total	13.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAHX-093025

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Class C | RYDCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$131	2.43%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 15.45%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	15.45%	2.48%	14.45%	10.53%
Class C (with CDSC)§	14.43%	1.48%	14.45%	10.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$12,352,331
Total Number of Portfolio Holdings	410
Portfolio Turnover Rate	6%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Class C | RYDCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
Comfort Systems USA, Inc.	0.7%
Pure Storage, Inc. — Class A	0.6%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Ciena Corp.	0.5%
Curtiss-Wright Corp.	0.5%
RB Global, Inc.	0.5%
Nutanix, Inc. — Class A	0.5%
Top 10 Total	13.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYDCX-093025

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Class H | RYMDX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$91	1.68%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 15.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	15.86%	3.25%	15.31%	11.38%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$12,352,331
Total Number of Portfolio Holdings	410
Portfolio Turnover Rate	6%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Class H | RYMDX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
Comfort Systems USA, Inc.	0.7%
Pure Storage, Inc. — Class A	0.6%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Ciena Corp.	0.5%
Curtiss-Wright Corp.	0.5%
RB Global, Inc.	0.5%
Nutanix, Inc. — Class A	0.5%
Top 10 Total	13.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMDX-093025

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Class A | RYAGX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$81	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -9.84%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-9.84%	-1.63%	-11.27%	-11.11%
Class A (with sales charge)‡	-14.11%	-6.30%	-12.13%	-11.55%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$153,180
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Class A | RYAGX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	43.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAGX-093025

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Class C | RYCLX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$116	2.44%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -10.16%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-10.16%	-1.37%	-11.22%	-11.41%
Class C (with CDSC)§	-11.06%	-2.15%	-11.22%	-11.41%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$153,180
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Class C | RYCLX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	43.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCLX-093025

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Class H | RYMHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.61%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -9.42%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-9.42%	-1.34%	-11.22%	-11.07%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$153,180
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Class H | RYMHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	43.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMHX-093025

Guggenheim Investments	2

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class A | RMQAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$87	1.35%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 57.69%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	57.69%	40.28%	26.21%	34.56%
Class A (with sales charge)‡	50.20%	33.62%	24.99%	33.91%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$957,741,936
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	500%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | RMQAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.5%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	45.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RMQAX-093025

Guggenheim Investments	2

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class C | RMQCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$135	2.10%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 57.10%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	57.10%	39.22%	25.25%	33.55%
Class C (with CDSC)§	56.10%	38.22%	25.25%	33.55%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$957,741,936
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	500%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | RMQCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.5%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	45.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RMQCX-093025

Guggenheim Investments	2

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class H | RMQHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 57.68%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	57.68%	40.25%	26.18%	34.59%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$957,741,936
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	500%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | RMQHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.5%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	45.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RMQHX-093025

Guggenheim Investments	2

NASDAQ-100 Fund

Investor Class | RYOCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$72	1.26%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 27.68%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	27.68%	22.39%	16.12%	19.00%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,081,501,525
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	16%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

NASDAQ-100 Fund | Investor Class | RYOCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYOCX-093025

Guggenheim Investments	2

NASDAQ-100 Fund

Class A | RYATX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.51%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 27.53%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	27.53%	22.09%	15.83%	18.69%
Class A (with sales charge)‡	21.47%	16.29%	14.71%	18.12%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,081,501,525
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	16%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

NASDAQ-100 Fund | Class A | RYATX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYATX-093025

Guggenheim Investments	2

NASDAQ-100 Fund

Class C | RYCOX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$129	2.26%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 27.05%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	27.05%	21.18%	14.97%	17.82%
Class C (with CDSC)§	26.05%	20.18%	14.97%	17.82%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,081,501,525
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	16%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

NASDAQ-100 Fund | Class C | RYCOX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCOX-093025

Guggenheim Investments	2

NASDAQ-100 Fund

Class H | RYHOX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$86	1.51%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 27.54%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	27.54%	22.09%	15.83%	18.71%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,081,501,525
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	16%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

NASDAQ-100 Fund | Class H | RYHOX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHOX-093025

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Investor Class | RYAIX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$65	1.46%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -21.79%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-21.79%	-17.26%	-15.19%	-18.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$14,747,313
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Investor Class | RYAIX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAIX-093025

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Class A | RYAPX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$75	1.69%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -21.89%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-21.89%	-17.45%	-15.40%	-18.68%
Class A (with sales charge)‡	-25.60%	-21.37%	-16.22%	-19.07%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$14,747,313
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Class A | RYAPX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAPX-093025

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Class C | RYACX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$108	2.42%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -22.16%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-22.16%	-18.04%	-16.04%	-19.34%
Class C (with CDSC)§	-22.94%	-18.80%	-16.04%	-19.34%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$14,747,313
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Class C | RYACX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYACX-093025

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Class H | RYALX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$76	1.71%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -21.88%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-21.88%	-17.42%	-15.40%	-18.74%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$14,747,313
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Class H | RYALX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYALX-093025

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Class A | RYAKX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$99	1.71%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 30.54%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	30.54%	9.85%	11.90%	9.69%
Class A (with sales charge)‡	24.35%	4.63%	10.81%	9.16%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,681,347
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Class A | RYAKX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	9.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp. — Class A	0.4%
IonQ, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Rambus, Inc.	0.2%
Top 10 Total	18.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAKX-093025

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Class C | RYCMX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$143	2.48%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 29.93%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	29.93%	9.02%	11.05%	8.86%
Class C (with CDSC)§	28.93%	8.02%	11.05%	8.86%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,681,347
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Class C | RYCMX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	9.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp. — Class A	0.4%
IonQ, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Rambus, Inc.	0.2%
Top 10 Total	18.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCMX-093025

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Class H | RYMKX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$99	1.71%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 30.56%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	30.56%	9.86%	11.90%	9.67%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,681,347
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Class H | RYMKX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	9.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp. — Class A	0.4%
IonQ, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Rambus, Inc.	0.2%
Top 10 Total	18.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMKX-093025

Guggenheim Investments	2

Russell 2000® Fund

Class A | RYRRX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$91	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 20.99%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc, and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	20.99%	8.89%	9.78%	7.96%
Class A (with sales charge)‡	15.23%	3.72%	8.71%	7.44%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$12,390,358
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Russell 2000® Fund | Class A | RYRRX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	12.4%
iShares Russell 2000 Index ETF	12.4%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp. — Class A	0.3%
IonQ, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.2%
Coeur Mining, Inc.	0.2%
Rambus, Inc.	0.2%
Top 10 Total	27.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRRX-093025

Guggenheim Investments	2

Russell 2000® Fund

Class C | RYROX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$133	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 20.54%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc, and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	20.54%	8.08%	8.95%	7.15%
Class C (with CDSC)§	19.54%	7.08%	8.95%	7.15%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$12,390,358
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Russell 2000® Fund | Class C | RYROX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	12.4%
iShares Russell 2000 Index ETF	12.4%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp. — Class A	0.3%
IonQ, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.2%
Coeur Mining, Inc.	0.2%
Rambus, Inc.	0.2%
Top 10 Total	27.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYROX-093025

Guggenheim Investments	2

Russell 2000® Fund

Class H | RYRHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$91	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 21.02%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc, and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	21.02%	8.91%	9.79%	7.97%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$12,390,358
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Russell 2000® Fund | Class H | RYRHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	12.4%
iShares Russell 2000 Index ETF	12.4%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp. — Class A	0.3%
IonQ, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.2%
Coeur Mining, Inc.	0.2%
Rambus, Inc.	0.2%
Top 10 Total	27.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRHX-093025

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Class A | RYAFX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$75	1.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -17.60%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-17.60%	-7.57%	-10.91%	-11.40%
Class A (with sales charge)‡	-21.51%	-11.96%	-11.77%	-11.83%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,406,938
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Class A | RYAFX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	31.9%
Guggenheim Strategy Fund II	31.6%
Total	63.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAFX-093025

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Class C | RYCQX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$112	2.45%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -17.68%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-17.68%	-7.84%	-11.50%	-12.02%
Class C (with CDSC)§	-18.50%	-8.70%	-11.50%	-12.02%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,406,938
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Class C | RYCQX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	31.9%
Guggenheim Strategy Fund II	31.6%
Total	63.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCQX-093025

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Class H | RYSHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.68%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -17.38%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-17.38%	-7.31%	-10.86%	-11.36%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,406,938
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Class H | RYSHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	31.9%
Guggenheim Strategy Fund II	31.6%
Total	63.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSHX-093025

Guggenheim Investments	2

Nova Fund

Investor Class | RYNVX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$78	1.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 27.69%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	27.69%	20.95%	20.21%	18.66%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$262,764,025
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	198%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Nova Fund | Investor Class | RYNVX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYNVX-093025

Guggenheim Investments	2

Nova Fund

Class A | RYANX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$93	1.63%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 27.51%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	27.51%	20.64%	19.91%	18.38%
Class A (with sales charge)‡	21.45%	14.91%	18.75%	17.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$262,764,025
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	198%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Nova Fund | Class A | RYANX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYANX-093025

Guggenheim Investments	2

Nova Fund

Class C | RYNCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$135	2.38%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 27.03%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	27.03%	19.74%	19.02%	17.50%
Class C (with CDSC)§	26.03%	18.74%	19.02%	17.50%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$262,764,025
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	198%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Nova Fund | Class C | RYNCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYNCX-093025

Guggenheim Investments	2

Nova Fund

Class H | RYNHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$93	1.63%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 27.52%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	27.52%	20.64%	19.92%	18.39%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$262,764,025
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	198%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Nova Fund | Class H | RYNHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYNHX-093025

Guggenheim Investments	2

S&P 500® Fund

Class A | RYSOX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$89	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 19.00%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	19.00%	15.66%	14.55%	13.35%
Class A (with sales charge)‡	13.34%	10.17%	13.44%	12.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$165,514,130
Total Number of Portfolio Holdings	510
Portfolio Turnover Rate	92%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® Fund | Class A | RYSOX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	7.7%
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. — Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc. — Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class C	1.9%
Berkshire Hathaway, Inc. — Class B	1.5%
Top 10 Total	37.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSOX-093025

Guggenheim Investments	2

S&P 500® Fund

Class C | RYSYX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$130	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 18.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	18.56%	14.79%	13.69%	12.51%
Class C (with CDSC)§	17.56%	13.79%	13.69%	12.51%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$165,514,130
Total Number of Portfolio Holdings	510
Portfolio Turnover Rate	92%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® Fund | Class C | RYSYX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	7.7%
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. — Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc. — Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class C	1.9%
Berkshire Hathaway, Inc. — Class B	1.5%
Top 10 Total	37.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.
Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSYX-093025

Guggenheim Investments	2

S&P 500® Fund

Class H | RYSPX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$89	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 18.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	18.99%	15.66%	14.55%	13.35%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$165,514,130
Total Number of Portfolio Holdings	510
Portfolio Turnover Rate	92%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Fund | Class H | RYSPX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	7.7%
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. — Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc. — Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class C	1.9%
Berkshire Hathaway, Inc. — Class B	1.5%
Top 10 Total	37.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSPX-093025

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Investor Class | RYURX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$66	1.42%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -15.37%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-15.37%	-10.84%	-12.11%	-13.25%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$38,509,431
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Investor Class | RYURX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYURX-093025

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Class A | RYARX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$76	1.65%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -15.47%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-15.47%	-11.03%	-12.32%	-13.46%
Class A (with sales charge)‡	-19.49%	-15.26%	-13.17%	-13.88%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$38,509,431
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Class A | RYARX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYARX-093025

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Class C | RYUCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$111	2.40%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -15.79%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-15.79%	-11.71%	-12.98%	-14.11%
Class C (with CDSC)§	-16.63%	-12.52%	-12.98%	-14.11%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$38,509,431
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Class C | RYUCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYUCX-093025

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Class H | RYUHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.67%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -15.46%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-15.46%	-11.01%	-12.30%	-13.45%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$38,509,431
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Class H | RYUHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYUHX-093025

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Class A | RYLGX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$87	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 23.96%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 25.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer discretionary. The sectors that detracted were energy and financials. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. —Class A, Vistra Corp., and Royal Caribbean Cruises Ltd. Those that detracted the most were Trade Desk, Inc.—Class A, Texas Pacific Land Corp., and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	23.96%	20.29%	10.23%	11.15%
Class A (with sales charge)‡	18.06%	14.57%	9.16%	10.61%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Growth Index	25.06%	22.34%	12.00%	12.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$30,029,488
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	792%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Class A | RYLGX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Palantir Technologies, Inc. — Class A	2.9%
Royal Caribbean Cruises Ltd.	2.4%
Vistra Corp.	2.3%
NVIDIA Corp.	2.3%
Arista Networks, Inc.	2.1%
Carnival Corp.	2.1%
Howmet Aerospace, Inc.	2.0%
Norwegian Cruise Line Holdings Ltd.	1.9%
United Airlines Holdings, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Top 10 Total	21.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLGX-093025

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Class C | RYGRX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$129	2.30%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 23.49%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 25.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer discretionary. The sectors that detracted were energy and financials. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. —Class A, Vistra Corp., and Royal Caribbean Cruises Ltd. Those that detracted the most were Trade Desk, Inc.—Class A, Texas Pacific Land Corp., and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	23.49%	19.39%	9.41%	10.32%
Class C (with CDSC)§	22.49%	18.39%	9.41%	10.32%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Growth Index	25.06%	22.34%	12.00%	12.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$30,029,488
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	792%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Class C | RYGRX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Palantir Technologies, Inc. — Class A	2.9%
Royal Caribbean Cruises Ltd.	2.4%
Vistra Corp.	2.3%
NVIDIA Corp.	2.3%
Arista Networks, Inc.	2.1%
Carnival Corp.	2.1%
Howmet Aerospace, Inc.	2.0%
Norwegian Cruise Line Holdings Ltd.	1.9%
United Airlines Holdings, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Top 10 Total	21.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYGRX-093025

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Class H | RYAWX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$87	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 23.93%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 25.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer discretionary. The sectors that detracted were energy and financials. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. —Class A, Vistra Corp., and Royal Caribbean Cruises Ltd. Those that detracted the most were Trade Desk, Inc.—Class A, Texas Pacific Land Corp., and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	23.93%	20.26%	10.23%	11.15%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Growth Index	25.06%	22.34%	12.00%	12.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$30,029,488
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	792%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Class H | RYAWX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Palantir Technologies, Inc. — Class A	2.9%
Royal Caribbean Cruises Ltd.	2.4%
Vistra Corp.	2.3%
NVIDIA Corp.	2.3%
Arista Networks, Inc.	2.1%
Carnival Corp.	2.1%
Howmet Aerospace, Inc.	2.0%
Norwegian Cruise Line Holdings Ltd.	1.9%
United Airlines Holdings, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Top 10 Total	21.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAWX-093025

Guggenheim Investments	2

S&P 500® Pure Value Fund

Class A | RYLVX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.56%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 8.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 9.08% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer discretionary. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Paramount Skydance Corp. — Class B, Warner Bros. Discovery, Inc., and General Motors Co. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	8.72%	13.76%	16.27%	8.62%
Class A (with sales charge)‡	3.55%	8.35%	15.15%	8.09%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Value Index	9.08%	14.92%	18.20%	10.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$143,994,650
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	833%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Class A | RYLVX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

CVS Health Corp.	3.5%
Paramount Skydance Corp. — Class B	2.9%
General Motors Co.	2.9%
Ford Motor Co.	2.8%
Archer-Daniels-Midland Co.	2.5%
Mosaic Co.	2.5%
Warner Bros Discovery, Inc.	2.4%
Valero Energy Corp.	2.3%
Bunge Global S.A.	2.1%
Citigroup, Inc.	2.0%
Top 10 Total	25.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLVX-093025

Guggenheim Investments	2

S&P 500® Pure Value Fund

Class C | RYVVX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.31%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 8.31%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 9.08% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer discretionary. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Paramount Skydance Corp. — Class B, Warner Bros. Discovery, Inc., and General Motors Co. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	8.31%	12.91%	15.41%	7.80%
Class C (with CDSC)§	7.31%	11.91%	15.41%	7.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Value Index	9.08%	14.92%	18.20%	10.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$143,994,650
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	833%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Class C | RYVVX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

CVS Health Corp.	3.5%
Paramount Skydance Corp. — Class B	2.9%
General Motors Co.	2.9%
Ford Motor Co.	2.8%
Archer-Daniels-Midland Co.	2.5%
Mosaic Co.	2.5%
Warner Bros Discovery, Inc.	2.4%
Valero Energy Corp.	2.3%
Bunge Global S.A.	2.1%
Citigroup, Inc.	2.0%
Top 10 Total	25.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVVX-093025

Guggenheim Investments	2

S&P 500® Pure Value Fund

Class H | RYZAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 8.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 9.08% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer discretionary. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Paramount Skydance Corp. — Class B, Warner Bros. Discovery, Inc., and General Motors Co. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	8.72%	13.75%	16.27%	8.62%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Value Index	9.08%	14.92%	18.20%	10.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$143,994,650
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	833%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Class H | RYZAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

CVS Health Corp.	3.5%
Paramount Skydance Corp. — Class B	2.9%
General Motors Co.	2.9%
Ford Motor Co.	2.8%
Archer-Daniels-Midland Co.	2.5%
Mosaic Co.	2.5%
Warner Bros Discovery, Inc.	2.4%
Valero Energy Corp.	2.3%
Bunge Global S.A.	2.1%
Citigroup, Inc.	2.0%
Top 10 Total	25.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYZAX-093025

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Class A | RYMGX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 15.87%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 16.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, health care, and information technology. The sector that detracted the most from the return of the underlying index was consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc., Hims & Hers Health, Inc., and EMCOR Group, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Lantheus Holdings, Inc., and Globus Medical, Inc.—Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	15.87%	2.86%	7.84%	6.75%
Class A (with sales charge)‡	10.37%	-2.02%	6.79%	6.23%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Growth Index	16.93%	4.44%	9.58%	8.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$28,725,034
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	345%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Class A | RYMGX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Comfort Systems USA, Inc.	3.5%
Hims & Hers Health, Inc.	3.0%
Roivant Sciences Ltd.	2.7%
Carpenter Technology Corp.	2.5%
Valaris Ltd.	2.1%
MasTec, Inc.	1.8%
Exelixis, Inc.	1.6%
Medpace Holdings, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.6%
ATI, Inc.	1.5%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMGX-093025

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Class C | RYCKX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.30%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 15.46%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 16.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, health care, and information technology. The sector that detracted the most from the return of the underlying index was consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc., Hims & Hers Health, Inc., and EMCOR Group, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Lantheus Holdings, Inc., and Globus Medical, Inc.—Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	15.46%	2.10%	7.03%	5.95%
Class C (with CDSC)§	14.46%	1.24%	7.03%	5.95%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Growth Index	16.93%	4.44%	9.58%	8.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$28,725,034
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	345%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Class C | RYCKX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Comfort Systems USA, Inc.	3.5%
Hims & Hers Health, Inc.	3.0%
Roivant Sciences Ltd.	2.7%
Carpenter Technology Corp.	2.5%
Valaris Ltd.	2.1%
MasTec, Inc.	1.8%
Exelixis, Inc.	1.6%
Medpace Holdings, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.6%
ATI, Inc.	1.5%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCKX-093025

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Class H | RYBHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 15.92%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 16.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, health care, and information technology. The sector that detracted the most from the return of the underlying index was consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc., Hims & Hers Health, Inc., and EMCOR Group, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Lantheus Holdings, Inc., and Globus Medical, Inc.—Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	15.92%	2.90%	7.83%	6.75%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Growth Index	16.93%	4.44%	9.58%	8.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$28,725,034
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	345%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Class H | RYBHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Comfort Systems USA, Inc.	3.5%
Hims & Hers Health, Inc.	3.0%
Roivant Sciences Ltd.	2.7%
Carpenter Technology Corp.	2.5%
Valaris Ltd.	2.1%
MasTec, Inc.	1.8%
Exelixis, Inc.	1.6%
Medpace Holdings, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.6%
ATI, Inc.	1.5%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYBHX-093025

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Class A | RYMVX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.56%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 12.96%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 13.83% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, information technology, and energy. The sector that detracted the most from the return of the underlying index was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HF Sinclair Corp., TD SYNNEX Corp., and Avis Budget Group, Inc. Those that detracted the most were Manpower Group, Inc., Concentrix Corp., and Goodyear Tire & Rubber Co. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	12.96%	8.63%	18.80%	10.27%
Class A (with sales charge)‡	7.59%	3.46%	17.65%	9.74%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Value Index	13.83%	10.91%	21.16%	12.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,992,095
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	763%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Class A | RYMVX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

HF Sinclair Corp.	4.4%
Concentrix Corp.	3.7%
TD SYNNEX Corp.	3.4%
PBF Energy, Inc. — Class A	3.2%
Cleveland-Cliffs, Inc.	3.0%
Macy's, Inc.	3.0%
Avnet, Inc.	2.9%
Arrow Electronics, Inc.	2.8%
Lear Corp.	2.7%
Goodyear Tire & Rubber Co.	2.4%
Top 10 Total	31.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMVX-093025

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Class C | RYMMX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.31%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 12.55%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 13.83% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, information technology, and energy. The sector that detracted the most from the return of the underlying index was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HF Sinclair Corp., TD SYNNEX Corp., and Avis Budget Group, Inc. Those that detracted the most were Manpower Group, Inc., Concentrix Corp., and Goodyear Tire & Rubber Co. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	12.55%	7.84%	17.92%	9.45%
Class C (with CDSC)§	11.55%	6.84%	17.92%	9.45%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Value Index	13.83%	10.91%	21.16%	12.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,992,095
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	763%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Class C | RYMMX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

HF Sinclair Corp.	4.4%
Concentrix Corp.	3.7%
TD SYNNEX Corp.	3.4%
PBF Energy, Inc. — Class A	3.2%
Cleveland-Cliffs, Inc.	3.0%
Macy's, Inc.	3.0%
Avnet, Inc.	2.9%
Arrow Electronics, Inc.	2.8%
Lear Corp.	2.7%
Goodyear Tire & Rubber Co.	2.4%
Top 10 Total	31.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYMMX-093025

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Class H | RYAVX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 12.90%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 13.83% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, information technology, and energy. The sector that detracted the most from the return of the underlying index was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HF Sinclair Corp., TD SYNNEX Corp., and Avis Budget Group, Inc. Those that detracted the most were Manpower Group, Inc., Concentrix Corp., and Goodyear Tire & Rubber Co. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	12.90%	8.54%	18.80%	10.27%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Value Index	13.83%	10.91%	21.16%	12.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$6,992,095
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	763%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Class H | RYAVX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

HF Sinclair Corp.	4.4%
Concentrix Corp.	3.7%
TD SYNNEX Corp.	3.4%
PBF Energy, Inc. — Class A	3.2%
Cleveland-Cliffs, Inc.	3.0%
Macy's, Inc.	3.0%
Avnet, Inc.	2.9%
Arrow Electronics, Inc.	2.8%
Lear Corp.	2.7%
Goodyear Tire & Rubber Co.	2.4%
Top 10 Total	31.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAVX-093025

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Class A | RYSGX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 15.74%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 16.84% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were energy and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were InterDigital, Inc., Acadian Asset Management, Inc., and Sterling Infrastructure, Inc. Those that detracted the most were Corcept Therapeutics Inc., Inspire Medical Systems, Inc., and Freshpet, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	15.74%	4.81%	8.44%	6.61%
Class A (with sales charge)‡	10.24%	-0.17%	7.39%	6.10%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Growth Index	16.84%	6.69%	10.37%	8.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,759,671
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	28%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Class A | RYSGX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

InterDigital, Inc.	2.3%
Protagonist Therapeutics, Inc.	2.2%
DXP Enterprises, Inc.	1.9%
Adtalem Global Education, Inc.	1.8%
Corcept Therapeutics, Inc.	1.8%
Acadian Asset Management, Inc.	1.7%
TG Therapeutics, Inc.	1.5%
Powell Industries, Inc.	1.5%
AZZ, Inc.	1.4%
Veracyte, Inc.	1.4%
Top 10 Total	17.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSGX-093025

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Class C | RYWCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.28%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 15.32%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 16.84% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were energy and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were InterDigital, Inc., Acadian Asset Management, Inc., and Sterling Infrastructure, Inc. Those that detracted the most were Corcept Therapeutics Inc., Inspire Medical Systems, Inc., and Freshpet, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	15.32%	4.04%	7.63%	5.82%
Class C (with CDSC)§	14.32%	3.13%	7.63%	5.82%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Growth Index	16.84%	6.69%	10.37%	8.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,759,671
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	28%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Class C | RYWCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

InterDigital, Inc.	2.3%
Protagonist Therapeutics, Inc.	2.2%
DXP Enterprises, Inc.	1.9%
Adtalem Global Education, Inc.	1.8%
Corcept Therapeutics, Inc.	1.8%
Acadian Asset Management, Inc.	1.7%
TG Therapeutics, Inc.	1.5%
Powell Industries, Inc.	1.5%
AZZ, Inc.	1.4%
Veracyte, Inc.	1.4%
Top 10 Total	17.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWCX-093025

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Class H | RYWAX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.55%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 15.75%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 16.84% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were energy and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were InterDigital, Inc., Acadian Asset Management, Inc., and Sterling Infrastructure, Inc. Those that detracted the most were Corcept Therapeutics Inc., Inspire Medical Systems, Inc., and Freshpet, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	15.75%	4.86%	8.42%	6.60%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Growth Index	16.84%	6.69%	10.37%	8.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,759,671
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	28%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Class H | RYWAX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

InterDigital, Inc.	2.3%
Protagonist Therapeutics, Inc.	2.2%
DXP Enterprises, Inc.	1.9%
Adtalem Global Education, Inc.	1.8%
Corcept Therapeutics, Inc.	1.8%
Acadian Asset Management, Inc.	1.7%
TG Therapeutics, Inc.	1.5%
Powell Industries, Inc.	1.5%
AZZ, Inc.	1.4%
Veracyte, Inc.	1.4%
Top 10 Total	17.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWAX-093025

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Class A | RYSVX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.56%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 19.24%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 20.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, industrials, and energy. The sector that detracted the most was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Viasat, Inc., Par Pacific Holdings, Inc., and National Vision Holdings, Inc. Those that detracted the most were B&G Foods, Inc., Owens & Minor, Inc., and PRA Group, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	19.24%	7.84%	17.93%	7.42%
Class A (with sales charge)‡	13.58%	2.71%	16.79%	6.90%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Value Index	20.79%	10.06%	20.45%	9.81%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$3,694,232
Total Number of Portfolio Holdings	143
Portfolio Turnover Rate	3,423%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Class A | RYSVX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Viasat, Inc.	4.0%
Par Pacific Holdings, Inc.	3.4%
National Vision Holdings, Inc.	2.0%
Dana, Inc.	2.0%
Adient plc	1.9%
Advance Auto Parts, Inc.	1.8%
United Natural Foods, Inc.	1.7%
Kohl's Corp.	1.7%
Enviri Corp.	1.7%
Topgolf Callaway Brands Corp.	1.7%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSVX-093025

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Class C | RYYCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$126	2.31%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 17.45%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 20.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, industrials, and energy. The sector that detracted the most was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Viasat, Inc., Par Pacific Holdings, Inc., and National Vision Holdings, Inc. Those that detracted the most were B&G Foods, Inc., Owens & Minor, Inc., and PRA Group, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	17.45%	7.02%	17.05%	6.62%
Class C (with CDSC)§	16.45%	6.02%	17.05%	6.62%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Value Index	20.79%	10.06%	20.45%	9.81%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$3,694,232
Total Number of Portfolio Holdings	143
Portfolio Turnover Rate	3,423%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Class C | RYYCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Viasat, Inc.	4.0%
Par Pacific Holdings, Inc.	3.4%
National Vision Holdings, Inc.	2.0%
Dana, Inc.	2.0%
Adient plc	1.9%
Advance Auto Parts, Inc.	1.8%
United Natural Foods, Inc.	1.7%
Kohl's Corp.	1.7%
Enviri Corp.	1.7%
Topgolf Callaway Brands Corp.	1.7%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYYCX-093025

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Class H | RYAZX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.51%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 19.21%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 20.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, industrials, and energy. The sector that detracted the most was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Viasat, Inc., Par Pacific Holdings, Inc., and National Vision Holdings, Inc. Those that detracted the most were B&G Foods, Inc., Owens & Minor, Inc., and PRA Group, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	19.21%	7.81%	17.91%	7.43%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Value Index	20.79%	10.06%	20.45%	9.81%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$3,694,232
Total Number of Portfolio Holdings	143
Portfolio Turnover Rate	3,423%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Class H | RYAZX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Viasat, Inc.	4.0%
Par Pacific Holdings, Inc.	3.4%
National Vision Holdings, Inc.	2.0%
Dana, Inc.	2.0%
Adient plc	1.9%
Advance Auto Parts, Inc.	1.8%
United Natural Foods, Inc.	1.7%
Kohl's Corp.	1.7%
Enviri Corp.	1.7%
Topgolf Callaway Brands Corp.	1.7%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAZX-093025

Guggenheim Investments	2

Emerging Markets Bond Strategy Fund

Class A | RYIEX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.60%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 6.01%, underperforming the fund's broad-based securities market index, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.03% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

Over the period, credit default swap spreads tightened for most emerging markets countries included in the credit default swap index. Argentina experienced notable credit default swap spread widening over the period. Nigeria and Egypt experienced some of the larger decreases in credit default swap spreads.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.01%	4.38%	0.03%	2.05%
Class A (with sales charge)‡	0.98%	-0.58%	-0.94%	1.55%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.03%	6.91%	1.90%	4.02%
ICE BofA BBB & Lower Sovereign USD External Debt Index	8.05%	8.06%	2.41%	3.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,615,010
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and the ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Emerging Markets Bond Strategy Fund | Class A | RYIEX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIEX-093025

Guggenheim Investments	2

Emerging Markets Bond Strategy Fund

Class C | RYFTX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.34%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 5.62%, underperforming the fund's broad-based securities market index, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.03% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

Over the period, credit default swap spreads tightened for most emerging markets countries included in the credit default swap index. Argentina experienced notable credit default swap spread widening over the period. Nigeria and Egypt experienced some of the larger decreases in credit default swap spreads.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.62%	3.58%	-0.72%	1.24%
Class C (with CDSC)§	4.62%	2.63%	-0.72%	1.24%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.03%	6.91%	1.90%	4.02%
ICE BofA BBB & Lower Sovereign USD External Debt Index	8.05%	8.06%	2.41%	3.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,615,010
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and the ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Emerging Markets Bond Strategy Fund | Class C | RYFTX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFTX-093025

Guggenheim Investments	2

Emerging Markets Bond Strategy Fund

Class H | RYGTX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.60%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 6.02%, underperforming the fund's broad-based securities market index, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.03% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

Over the period, credit default swap spreads tightened for most emerging markets countries included in the credit default swap index. Argentina experienced notable credit default swap spread widening over the period. Nigeria and Egypt experienced some of the larger decreases in credit default swap spreads.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	6.02%	4.35%	0.06%	2.05%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.03%	6.91%	1.90%	4.02%
ICE BofA BBB & Lower Sovereign USD External Debt Index	8.05%	8.06%	2.41%	3.92%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,615,010
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and the ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Emerging Markets Bond Strategy Fund | Class H | RYGTX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYGTX-093025

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Investor Class | RYGBX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$51	1.03%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -1.12%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-1.12%	-8.85%	-13.78%	-3.05%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$13,005,771
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	590%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Investor Class | RYGBX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYGBX-093025

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Class A | RYABX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$63	1.27%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -1.24%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.24%	-9.04%	-14.04%	-3.30%
Class A (with sales charge)‡	-5.93%	-13.36%	-14.87%	-3.77%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$13,005,771
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	590%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Class A | RYABX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYABX-093025

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Class C | RYCGX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$100	2.01%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -1.61%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.61%	-9.74%	-14.68%	-4.02%
Class C (with CDSC)§	-2.58%	-10.62%	-14.68%	-4.02%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$13,005,771
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	590%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Class C | RYCGX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCGX-093025

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Class H | RYHBX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$64	1.29%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -1.24%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-1.24%	-8.99%	-14.00%	-3.28%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$13,005,771
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	590%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Class H | RYHBX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHBX-093025

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Investor Class | RYJUX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$259	5.08%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 3.02%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	3.02%	12.45%	13.51%	1.58%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$15,899,895
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	309%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Investor Class | RYJUX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJUX-093025

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Class A | RYAQX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$271	5.33%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 2.89%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.89%	12.18%	13.23%	1.33%
Class A (with sales charge)‡	-2.00%	6.85%	12.13%	0.83%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$15,899,895
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	309%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Class A | RYAQX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAQX-093025

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Class C | RYJCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$309	6.08%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 2.50%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	2.50%	11.35%	12.38%	0.57%
Class C (with CDSC)§	1.50%	10.35%	12.38%	0.57%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$15,899,895
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	309%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Class C | RYJCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJCX-093025

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Class H | RYHJX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$271	5.33%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 2.89%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	2.89%	12.18%	13.23%	1.37%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$15,899,895
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	309%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Class H | RYHJX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHJX-093025

Guggenheim Investments	2

High Yield Strategy Fund

Class A | RYHDX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	1.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 7.33%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macroeconomic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary.  On the ratings side, BB-rated holdings were a leading contributor to index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	7.33%	7.08%	4.49%	4.55%
Class A (with sales charge)‡	2.23%	2.00%	3.47%	4.04%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$22,695,233
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

High Yield Strategy Fund | Class A | RYHDX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund III	8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Guggenheim Strategy Fund II	5.8%
Total	20.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHDX-093025

Guggenheim Investments	2

High Yield Strategy Fund

Class C | RYHHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.29%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 6.91%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macroeconomic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary.  On the ratings side, BB-rated holdings were a leading contributor to index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	6.91%	6.28%	3.71%	3.78%
Class C (with CDSC)§	5.91%	5.30%	3.71%	3.78%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$22,695,233
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

High Yield Strategy Fund | Class C | RYHHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund III	8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Guggenheim Strategy Fund II	5.8%
Total	20.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHHX-093025

Guggenheim Investments	2

High Yield Strategy Fund

Class H | RYHGX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 7.34%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macroeconomic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary.  On the ratings side, BB-rated holdings were a leading contributor to index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	7.34%	7.10%	4.49%	4.54%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$22,695,233
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

High Yield Strategy Fund | Class H | RYHGX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund III	8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Guggenheim Strategy Fund II	5.8%
Total	20.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYHGX-093025

Guggenheim Investments	2

Inverse High Yield Strategy Fund

Class A | RYILX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$77	1.57%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -4.19%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macroeconomic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary.  On the ratings side, BB-rated holdings were a leading contributor to index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.19%	-1.10%	-2.05%	-3.98%
Class A (with sales charge)‡	-8.74%	-5.79%	-3.00%	-4.44%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$688,213
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse High Yield Strategy Fund | Class A | RYILX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	24.5%
Guggenheim Strategy Fund II	24.4%
Total	48.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYILX-093025

Guggenheim Investments	2

Inverse High Yield Strategy Fund

Class C | RYIYX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$110	2.25%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -4.53%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to Index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-4.53%	-1.82%	-2.78%	-4.73%
Class C (with CDSC)§	-5.48%	-2.80%	-2.78%	-4.73%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$688,213
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse High Yield Strategy Fund | Class C | RYIYX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	24.5%
Guggenheim Strategy Fund II	24.4%
Total	48.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIYX-093025

Guggenheim Investments	2

Inverse High Yield Strategy Fund

Class H | RYIHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$78	1.58%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -4.14%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to Index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-4.14%	-1.20%	-2.06%	-3.89%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$688,213
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse High Yield Strategy Fund | Class H | RYIHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	24.5%
Guggenheim Strategy Fund II	24.4%
Total	48.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIHX-093025

Guggenheim Investments	2

Emerging Markets 2x Strategy Fund

Class A | RYWTX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$121	1.88%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 57.26%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	57.26%	50.40%	5.63%	11.33%
Class A (with sales charge)‡	49.79%	43.26%	4.60%	10.79%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$11,270,092
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	150%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Emerging Markets 2x Strategy Fund | Class A | RYWTX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification3 (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	40.9%
Taiwan, Province of China	13.4%
China	13.4%
Cayman Islands	10.6%
India	8.4%
Brazil	5.9%
Republic of Korea	2.7%
Other	4.7%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Alibaba Group Holding Ltd. ADR	8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.5%
HDFC Bank Ltd. ADR	2.7%
PDD Holdings, Inc. ADR	1.9%
ICICI Bank Ltd. ADR	1.7%
Infosys Ltd. ADR	1.3%
NetEase, Inc. ADR	1.2%
JD.com, Inc. ADR	1.1%
Trip.com Group Ltd. ADR	1.0%
Itau Unibanco Holding S.A. ADR	0.9%
Top 10 Total	29.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWTX-093025

Guggenheim Investments	2

Emerging Markets 2x Strategy Fund

Class C | RYWUX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$170	2.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 56.64%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	56.64%	49.27%	4.81%	10.48%
Class C (with CDSC)§	55.64%	48.27%	4.81%	10.48%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$11,270,092
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	150%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Emerging Markets 2x Strategy Fund | Class C | RYWUX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification3 (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	40.9%
Taiwan, Province of China	13.4%
China	13.4%
Cayman Islands	10.6%
India	8.4%
Brazil	5.9%
Republic of Korea	2.7%
Other	4.7%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Alibaba Group Holding Ltd. ADR	8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.5%
HDFC Bank Ltd. ADR	2.7%
PDD Holdings, Inc. ADR	1.9%
ICICI Bank Ltd. ADR	1.7%
Infosys Ltd. ADR	1.3%
NetEase, Inc. ADR	1.2%
JD.com, Inc. ADR	1.1%
Trip.com Group Ltd. ADR	1.0%
Itau Unibanco Holding S.A. ADR	0.9%
Top 10 Total	29.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWUX-093025

Guggenheim Investments	2

Emerging Markets 2x Strategy Fund

Class H | RYWVX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$124	1.93%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 57.11%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	57.11%	50.19%	5.53%	11.27%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$11,270,092
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	150%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Emerging Markets 2x Strategy Fund | Class H | RYWVX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification3 (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	40.9%
Taiwan, Province of China	13.4%
China	13.4%
Cayman Islands	10.6%
India	8.4%
Brazil	5.9%
Republic of Korea	2.7%
Other	4.7%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Alibaba Group Holding Ltd. ADR	8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.5%
HDFC Bank Ltd. ADR	2.7%
PDD Holdings, Inc. ADR	1.9%
ICICI Bank Ltd. ADR	1.7%
Infosys Ltd. ADR	1.3%
NetEase, Inc. ADR	1.2%
JD.com, Inc. ADR	1.1%
Trip.com Group Ltd. ADR	1.0%
Itau Unibanco Holding S.A. ADR	0.9%
Top 10 Total	29.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWVX-093025

Guggenheim Investments	2

Inverse Emerging Markets 2x Strategy Fund

Class A | RYWWX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	2.13%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -42.45%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-42.45%	-44.82%	-25.98%	-28.88%
Class A (with sales charge)‡	-45.18%	-47.44%	-26.70%	-29.23%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$105,785
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Emerging Markets 2x Strategy Fund | Class A | RYWWX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWWX-093025

Guggenheim Investments	2

Inverse Emerging Markets 2x Strategy Fund

Class C | RYWZX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$113	2.87%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -42.75%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-42.75%	-45.30%	-26.42%	-29.26%
Class C (with CDSC)§	-43.32%	-45.82%	-26.42%	-29.26%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$105,785
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Emerging Markets 2x Strategy Fund | Class C | RYWZX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWZX-093025

Guggenheim Investments	2

Inverse Emerging Markets 2x Strategy Fund

Class H | RYWYX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	2.13%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -42.50%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-42.50%	-44.79%	-25.75%	-28.76%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$105,785
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Emerging Markets 2x Strategy Fund | Class H | RYWYX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWYX-093025

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Class A | RYAEX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.59%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 9.40%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 12.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and information technology. The sector that detracted the most from performance was communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V. - Class G, Banco Santander S.A. ADR, and HSBC Holdings plc ADR. Those that detracted the most were Novo Nordisk A/S ADR, London Stock Exchange Group plc ADR, and Nestle S.A. ADR. The Fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	9.40%	7.88%	11.94%	6.86%
Class A (with sales charge)‡	4.21%	2.76%	10.85%	6.35%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
STOXX Europe 50 Index	12.68%	12.46%	12.79%	8.19%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,054,746
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	840%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Class A | RYAEX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification3 (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	45.0%
France	12.6%
United Kingdom	11.0%
Switzerland	9.7%
Germany	7.9%
Netherlands	5.5%
Spain	3.2%
Other	5.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	3.5%
Guggenheim Strategy Fund II	3.3%
ASML Holding N.V. — Class G	3.1%
SAP SE ADR	2.2%
Novartis AG ADR	2.0%
HSBC Holdings plc ADR	2.0%
AstraZeneca plc ADR	1.9%
Nestle S.A. ADR	1.9%
Roche Holding AG ADR	1.9%
Shell plc ADR	1.7%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYAEX-093025

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Class C | RYCEX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.37%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 8.99%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 12.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and information technology. The sector that detracted the most from performance was communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V. - Class G, Banco Santander S.A. ADR, and HSBC Holdings plc ADR. Those that detracted the most were Novo Nordisk A/S ADR, London Stock Exchange Group plc ADR, and Nestle S.A. ADR. The Fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	8.99%	7.06%	10.93%	6.01%
Class C (with CDSC)§	7.99%	6.13%	10.93%	6.01%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
STOXX Europe 50 Index	12.68%	12.46%	12.79%	8.19%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,054,746
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	840%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Class C | RYCEX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification3 (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	45.0%
France	12.6%
United Kingdom	11.0%
Switzerland	9.7%
Germany	7.9%
Netherlands	5.5%
Spain	3.2%
Other	5.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	3.5%
Guggenheim Strategy Fund II	3.3%
ASML Holding N.V. — Class G	3.1%
SAP SE ADR	2.2%
Novartis AG ADR	2.0%
HSBC Holdings plc ADR	2.0%
AstraZeneca plc ADR	1.9%
Nestle S.A. ADR	1.9%
Roche Holding AG ADR	1.9%
Shell plc ADR	1.7%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCEX-093025

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Class H | RYEUX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.60%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 9.70%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 12.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and information technology. The sector that detracted the most from performance was communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V. - Class G, Banco Santander S.A. ADR, and HSBC Holdings plc ADR. Those that detracted the most were Novo Nordisk A/S ADR, London Stock Exchange Group plc ADR, and Nestle S.A. ADR. The Fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	9.70%	8.22%	11.83%	6.84%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
STOXX Europe 50 Index	12.68%	12.46%	12.79%	8.19%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$2,054,746
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	840%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Class H | RYEUX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification3 (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	45.0%
France	12.6%
United Kingdom	11.0%
Switzerland	9.7%
Germany	7.9%
Netherlands	5.5%
Spain	3.2%
Other	5.1%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	3.5%
Guggenheim Strategy Fund II	3.3%
ASML Holding N.V. — Class G	3.1%
SAP SE ADR	2.2%
Novartis AG ADR	2.0%
HSBC Holdings plc ADR	2.0%
AstraZeneca plc ADR	1.9%
Nestle S.A. ADR	1.9%
Roche Holding AG ADR	1.9%
Shell plc ADR	1.7%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYEUX-093025

Guggenheim Investments	2

Japan 2x Strategy Fund

Class A | RYJSX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$97	1.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 51.72%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 28.00% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and industrials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were SoftBank Group Corp., Advantest Corp., and Tokyo Electron, Ltd. Those that detracted the most were Terumo Corporation, Trend Micro Inc., and Seiko Epson Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	51.72%	19.06%	5.93%	9.85%
Class A (with sales charge)‡	44.51%	13.40%	4.90%	9.32%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
Nikkei-225 Stock Average Index	28.00%	14.79%	6.72%	7.67%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,988,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Japan 2x Strategy Fund | Class A | RYJSX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJSX-093025

Guggenheim Investments	2

Japan 2x Strategy Fund

Class C | RYJTX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$142	2.26%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 51.18%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 28.00% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and industrials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were SoftBank Group Corp., Advantest Corp., and Tokyo Electron, Ltd. Those that detracted the most were Terumo Corporation, Trend Micro Inc., and Seiko Epson Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	51.18%	18.12%	5.12%	9.02%
Class C (with CDSC)§	50.18%	17.12%	5.12%	9.02%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
Nikkei-225 Stock Average Index	28.00%	14.79%	6.72%	7.67%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,988,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Japan 2x Strategy Fund | Class C | RYJTX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJTX-093025

Guggenheim Investments	2

Japan 2x Strategy Fund

Class H | RYJHX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$97	1.54%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 51.72%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 28.00% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and industrials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were SoftBank Group Corp., Advantest Corp., and Tokyo Electron, Ltd. Those that detracted the most were Terumo Corporation, Trend Micro Inc., and Seiko Epson Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	51.72%	19.07%	5.93%	9.89%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
Nikkei-225 Stock Average Index	28.00%	14.79%	6.72%	7.67%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,988,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Japan 2x Strategy Fund | Class H | RYJHX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYJHX-093025

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Class A | RYSDX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$91	1.90%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -9.65%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-9.65%	-1.28%	4.13%	2.06%
Class A (with sales charge)‡	-13.94%	-5.97%	3.12%	1.56%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$3,458,423
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Class A | RYSDX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSDX-093025

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Class C | RYSJX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -10.73%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-10.73%	-2.03%	3.35%	1.30%
Class C (with CDSC)§	-11.62%	-2.97%	3.35%	1.30%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$3,458,423
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Class C | RYSJX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSJX-093025

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Class H | RYSBX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.88%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -9.65%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-9.65%	-1.29%	4.13%	2.06%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$3,458,423
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Class H | RYSBX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYSBX-093025

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Class A | RYWDX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$101	1.91%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 11.57%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	11.57%	3.82%	-3.98%	-3.35%
Class A (with sales charge)‡	6.28%	-1.11%	-4.91%	-3.82%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,381,850
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Class A | RYWDX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWDX-093025

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Class C | RYWJX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$140	2.64%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 11.15%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	11.15%	2.89%	-4.76%	-4.11%
Class C (with CDSC)§	10.15%	1.91%	-4.76%	-4.11%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,381,850
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Class C | RYWJX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWJX-093025

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Class H | RYWBX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$102	1.92%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 11.57%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	11.57%	3.81%	-3.98%	-3.35%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,381,850
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Class H | RYWBX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYWBX-093025

Guggenheim Investments	2

U.S. Government Money Market Fund

Money Market Class | RYFXX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Money Market Class	$54	1.07%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Money Market Class shares) returned 1.66%.

What factors materially affected the fund's performance over the last six months?

During the reporting period, the U.S. Federal Reserve (the "Fed") lowered the federal funds target rate by 25 basis-points at the September meeting. It was noted in the September 2025 US Federal Open Market Committee ("FOMC") statement, that economic activity moderated in the first half of the year, job gains have slowed, and inflation has moved up and remains somewhat elevated. Also noted in the FOMC statement, uncertainty about the economic outlook remains elevated and downside risks to employment have risen. Current inflation and employment conditions have resulted in the market pricing in at least one 25 basis-point rate cut for the remainder of 2025.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	1.66%	3.45%	2.37%	1.41%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$259,060,196
Total Number of Portfolio Holdings	20

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	6 month returns are not annualized.

Guggenheim Investments	1

U.S. Government Money Market Fund | Money Market Class | RYFXX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification (Market Exposure as a % of Net Assets) as of 9.30.25

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYFXX-093025

Guggenheim Investments	2

(b)	Not applicable

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not required at this time.

Item 6.	Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

9.30.25

Rydex Funds Semi-Annual Financial Report

Sector Funds	Domestic Equity Funds
Banking Fund	Dow Jones Industrial Average® Fund
Basic Materials Fund	Mid-Cap 1.5x Strategy Fund
Biotechnology Fund	Inverse Mid-Cap Strategy Fund
Consumer Products Fund	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Electronics Fund	NASDAQ-100® Fund
Energy Fund	Inverse NASDAQ-100® Strategy Fund
Energy Services Fund	Russell 2000® 1.5x Strategy Fund
Financial Services Fund	Russell 2000® Fund
Health Care Fund	Inverse Russell 2000® Strategy Fund
Internet Fund	Nova Fund
Leisure Fund	S&P 500® Fund
Precious Metals Fund	Inverse S&P 500® Strategy Fund
Real Estate Fund	S&P 500® Pure Growth Fund
Retailing Fund	S&P 500® Pure Value Fund
Technology Fund	S&P MidCap 400® Pure Growth Fund
Telecommunications Fund	S&P MidCap 400® Pure Value Fund
Transportation Fund	S&P SmallCap 600® Pure Growth Fund
Utilities Fund	S&P SmallCap 600® Pure Value Fund

Fixed Income Funds	International Equity Funds
Emerging Markets Bond Strategy Fund	Emerging Markets 2x Strategy Fund
Government Long Bond 1.2x Strategy Fund	Inverse Emerging Markets 2x Strategy Fund
Inverse Government Long Bond Strategy Fund	Europe 1.25x Strategy Fund
High Yield Strategy Fund	Japan 2x Strategy Fund
Inverse High Yield Strategy Fund

Specialty Funds	Money Market Fund
Strengthening Dollar 2x Strategy Fund	U.S. Government Money Market Fund
Weakening Dollar 2x Strategy Fund

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Financial Report)
BANKING FUND	3
BASIC MATERIALS FUND	10
BIOTECHNOLOGY FUND	17
CONSUMER PRODUCTS FUND	24
ELECTRONICS FUND	31
ENERGY FUND	38
ENERGY SERVICES FUND	45
FINANCIAL SERVICES FUND	52
HEALTH CARE FUND	60
INTERNET FUND	68
LEISURE FUND	75
PRECIOUS METALS FUND	82
REAL ESTATE FUND	89
RETAILING FUND	96
TECHNOLOGY FUND	103
TELECOMMUNICATIONS FUND	111
TRANSPORTATION FUND	118
UTILITIES FUND	125
DOW JONES INDUSTRIAL AVERAGE® FUND	132
MID-CAP 1.5x STRATEGY FUND	139
INVERSE MID-CAP STRATEGY FUND	149
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND	155
NASDAQ-100® FUND	163
INVERSE NASDAQ-100® STRATEGY FUND	172
RUSSELL 2000® 1.5x STRATEGY FUND	180
RUSSELL 2000® FUND	205
INVERSE RUSSELL 2000® STRATEGY FUND	230
NOVA FUND	236
S&P 500® FUND	249
INVERSE S&P 500® STRATEGY FUND	260
S&P 500® PURE GROWTH FUND	268
S&P 500® PURE VALUE FUND	274
S&P MIDCAP 400® PURE GROWTH FUND	280
S&P MIDCAP 400® PURE VALUE FUND	286
S&P SMALLCAP 600® PURE GROWTH FUND	292
S&P SMALLCAP 600® PURE VALUE FUND	299
EMERGING MARKETS BOND STRATEGY FUND	306

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

TABLE OF CONTENTS (concluded)

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	312
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	319
HIGH YIELD STRATEGY FUND	327
INVERSE HIGH YIELD STRATEGY FUND	334
EMERGING MARKETS 2x STRATEGY FUND	340
INVERSE EMERGING MARKETS 2x STRATEGY FUND	347
EUROPE 1.25x STRATEGY FUND	353
JAPAN 2x STRATEGY FUND	360
STRENGTHENING DOLLAR 2x STRATEGY FUND	366
WEAKENING DOLLAR 2x STRATEGY FUND	372
U.S. GOVERNMENT MONEY MARKET FUND	378
NOTES TO FINANCIAL STATEMENTS	383
OTHER INFORMATION	409
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	411
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	412
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	413
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	414

2 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
BANKING FUND

	Shares	Value
COMMON STOCKS† - 98.2%

Banks - 91.4%
JPMorgan Chase & Co.	1,464	$461,790
Wells Fargo & Co.	5,506	461,513
Citigroup, Inc.	4,521	458,881
Bank of America Corp.	8,806	454,302
Bank of New York Mellon Corp.	3,166	344,967
PNC Financial Services Group, Inc.	1,713	344,193
U.S. Bancorp	6,916	334,250
NU Holdings Limited/Cayman Islands — Class A*	20,782	332,720
Truist Financial Corp.	6,565	300,152
State Street Corp.	1,881	218,215
M&T Bank Corp.	1,092	215,801
Fifth Third Bancorp	4,723	210,410
Northern Trust Corp.	1,452	195,439
Huntington Bancshares, Inc.	11,103	191,749
Regions Financial Corp.	7,088	186,911
Citizens Financial Group, Inc.	3,454	183,615
KeyCorp	9,356	174,864
ICICI Bank Ltd. ADR	5,581	168,714
Toronto-Dominion Bank	1,945	155,503
HDFC Bank Ltd. ADR	4,450	152,012
Royal Bank of Canada	1,014	149,382
East West Bancorp, Inc.	1,374	146,262
Bank of Nova Scotia	2,252	145,592
Popular, Inc.	1,116	141,743
First Horizon Corp.	5,786	130,821
Barclays plc ADR	6,199	128,133
SOUTHSTATE BANK CORP	1,226	121,215
Webster Financial Corp.	2,017	119,890
Western Alliance Bancorporation	1,331	115,424
Comerica, Inc.	1,672	114,565
Wintrust Financial Corp.	862	114,163
Zions Bancorp North America	1,949	110,274
UMB Financial Corp.	926	109,592
Canadian Imperial Bank of Commerce	1,362	108,810
Commerce Bancshares, Inc.	1,808	108,046
Columbia Banking System, Inc.	4,144	106,667
Old National Bancorp	4,856	106,589
Cullen/Frost Bankers, Inc.	840	106,487
Pinnacle Financial Partners, Inc.	1,089	102,137
Cadence Bank	2,718	102,034
HSBC Holdings plc ADR	1,409	100,011
Synovus Financial Corp.	1,966	96,491
Prosperity Bancshares, Inc.	1,430	94,881
UBS Group AG	2,260	92,660
FNB Corp.	5,730	92,310
Bank of Montreal	703	91,566
Bank OZK	1,763	89,878
Hancock Whitney Corp.	1,409	88,217
United Bankshares, Inc.	2,350	87,444
Valley National Bancorp	8,206	86,984
Grupo Financiero Galicia S.A. ADR*	3,100	85,436
Banco Bradesco S.A. ADR	24,363	82,347
Associated Banc-Corp.	3,053	78,493
First Financial Bankshares, Inc.	2,262	76,116
First Citizens BancShares, Inc. — Class A	42	75,145
Texas Capital Bancshares, Inc.*	887	74,978
Eastern Bankshares, Inc.	4,068	73,834
Independent Bank Corp.	1,025	70,899
Fulton Financial Corp.	3,765	70,142
Bancorp, Inc.*	926	69,348
Cathay General Bancorp	1,428	68,558
First Hawaiian, Inc.	2,707	67,215
First Interstate BancSystem, Inc. — Class A	2,008	63,995
International Bancshares Corp.	930	63,937
Seacoast Banking Corporation of Florida	2,055	62,534
Simmons First National Corp. — Class A	3,237	62,053
CVB Financial Corp.	3,119	58,980
First Financial Bancorp	2,308	58,277
Banner Corp.	602	39,431
BOK Financial Corp.	345	38,447
Total Banks		10,194,434

Diversified Financial Services - 3.8%
Capital One Financial Corp.	1,989	422,822

Savings & Loans - 3.0%
Axos Financial, Inc.*	944	79,909
Flagstar Financial, Inc.	6,337	73,192
WSFS Financial Corp.	1,219	65,741
WaFd, Inc.	1,930	58,460
Banc of California, Inc.	3,398	56,237
Total Savings & Loans		333,539

Total Common Stocks
(Cost $7,489,826)		10,950,795

PREFERRED STOCKS† - 1.1%
Banks - 1.1%
Itau Unibanco Holding S.A.
ADR	16,953	124,435
Total Preferred Stocks
(Cost $85,106)		124,435

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$43,549	43,549
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	31,336	31,336
Total Repurchase Agreements
(Cost $74,885)		74,885

Total Investments - 100.0%
(Cost $7,649,817)		$11,150,115
Other Assets & Liabilities, net - 0.0%		1,092
Total Net Assets - 100.0%		$11,151,207

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
BANKING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,950,795	$—	$—	$10,950,795
Preferred Stocks	124,435	—	—	124,435
Repurchase Agreements	—	74,885	—	74,885
Total Assets	$11,075,230	$74,885	$—	$11,150,115

4 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $7,574,932)	$11,075,230
Repurchase agreements, at value (cost $74,885)	74,885
Receivables:
Dividends	24,735
Foreign tax reclaims	1,529
Fund shares sold	514
Securities lending income	14
Interest	9
Total assets	11,176,916

Liabilities:
Payable for:
Management fees	7,398
Transfer agent fees	4,852
Professional fees	2,327
Printing fees	1,993
Portfolio accounting and administration fees	892
Distribution and service fees	804
Fund shares redeemed	217
Trustees’ fees*	158
Miscellaneous	7,068
Total liabilities	25,709
Net assets	$11,151,207

Net assets consist of:
Paid in capital	$16,252,168
Total distributable earnings (loss)	(5,100,961)
Net assets	$11,151,207

Investor Class:
Net assets	$7,259,301
Capital shares outstanding	62,011
Net asset value per share	$117.06

Class A:
Net assets	$3,360,567
Capital shares outstanding	32,703
Net asset value per share	$102.76
Maximum offering price per share (Net asset value divided by 95.25%)	$107.88

Class C:
Net assets	$149,837
Capital shares outstanding	1,753
Net asset value per share	$85.47

Class H:
Net assets	$381,502
Capital shares outstanding	3,828
Net asset value per share	$99.66

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $4,517)	$271,786
Interest	2,342
Income from securities lending, net	1,292
Total investment income	275,420

Expenses:
Management fees	78,471
Distribution and service fees:
Class A	3,190
Class C	761
Class H	191
Transfer agent fees	21,072
Portfolio accounting and administration fees	14,078
Registration fees	12,516
Trustees’ fees*	1,436
Custodian fees	1,295
Professional fees	1,294
Miscellaneous	5,868
Total expenses	140,172
Less:
Expenses reimbursed by Adviser	(4,616)
Net expenses	135,556
Net investment income	139,864

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,513,022
Net realized gain	1,513,022
Net change in unrealized appreciation (depreciation) on:
Investments	2,278,953
Net change in unrealized appreciation (depreciation)	2,278,953
Net realized and unrealized gain	3,791,975
Net increase in net assets resulting from operations	$3,931,839

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$139,864	$289,194
Net realized gain on investments	1,513,022	1,049,372
Net change in unrealized appreciation (depreciation) on investments	2,278,953	(1,909,793)
Net increase (decrease) in net assets resulting from operations	3,931,839	(571,227)

Distributions to shareholders:
Investor Class	—	(173,671)
Class A	—	(101,730)
Class C	—	(9,507)
Class H	—	(6,707)
Total distributions to shareholders	—	(291,615)

Capital share transactions:
Proceeds from sale of shares
Investor Class	15,819,831	56,535,563
Class A	1,315,279	1,334,795
Class C	83,619	73,767
Class H	278,795	302,766
Distributions reinvested
Investor Class	—	170,841
Class A	—	101,356
Class C	—	9,507
Class H	—	6,707
Cost of shares redeemed
Investor Class	(35,165,762)	(55,912,178)
Class A	(662,090)	(1,866,195)
Class C	(134,236)	(241,429)
Class H	(77,214)	(401,362)
Net increase (decrease) from capital share transactions	(18,541,778)	114,138
Net decrease in net assets	(14,609,939)	(748,704)

Net assets:
Beginning of period	25,761,146	26,509,850
End of period	$11,151,207	$25,761,146

Capital share activity:
Shares sold
Investor Class	143,763	566,825
Class A	13,432	15,794
Class C	1,019	1,034
Class H	2,816	3,753
Shares issued from reinvestment of distributions
Investor Class	—	1,604
Class A	—	1,082
Class C	—	121
Class H	—	74
Shares redeemed
Investor Class	(317,204)	(599,608)
Class A	(7,093)	(22,127)
Class C	(1,675)	(3,414)
Class H	(872)	(5,075)
Net decrease in shares	(165,814)	(39,937)

6 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$98.33	$88.13	$70.50	$99.66	$95.71	$51.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.80	1.71	1.96	1.43	1.03	1.25
Net gain (loss) on investments (realized and unrealized)	17.93	11.82 [e]	16.90	(28.00)	3.42	44.89
Total from investment operations	18.73	13.53	18.86	(26.57)	4.45	46.14
Less distributions from:
Net investment income	—	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Total distributions	—	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Net asset value, end of period	$117.06	$98.33	$88.13	$70.50	$99.66	$95.71

Total Return	19.05%	15.06%	26.99%	(27.01%)	4.62%	90.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,259	$23,151	$23,499	$1,531	$4,239	$9,027
Ratios to average net assets:
Net investment income (loss)	1.57%	1.80%	2.46%	1.62%	1.02%	1.79%
Total expenses	1.48%	1.43%	1.43%	1.40%	1.36%	1.43%
Net expenses[c]	1.43%	1.38%	1.39%	1.40%	1.36%	1.43%
Portfolio turnover rate	75%	280%	233%	384%	501%	799%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$86.41	$77.97	$62.66	$89.12	$85.85	$46.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	1.16	1.49	1.08	.71	1.02
Net gain (loss) on investments (realized and unrealized)	15.75	10.61 [e]	15.05	(24.95)	3.06	40.11
Total from investment operations	16.35	11.77	16.54	(23.87)	3.77	41.13
Less distributions from:
Net investment income	—	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Total distributions	—	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Net asset value, end of period	$102.76	$86.41	$77.97	$62.66	$89.12	$85.85

Total Return[d]	18.92%	14.76%	26.66%	(27.18%)	4.36%	88.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,361	$2,278	$2,465	$2,845	$4,591	$4,050
Ratios to average net assets:
Net investment income (loss)	1.27%	1.36%	2.25%	1.38%	0.77%	1.67%
Total expenses	1.69%	1.69%	1.69%	1.65%	1.61%	1.69%
Net expenses[c]	1.64%	1.64%	1.65%	1.65%	1.61%	1.69%
Portfolio turnover rate	75%	280%	233%	384%	501%	799%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

BANKING FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$72.14	$66.03	$53.62	$77.28	$75.07	$41.57
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.46	.85	.41	.03	.49
Net gain (loss) on investments (realized and unrealized)	13.15	8.98 [e]	12.79	(21.48)	2.68	35.27
Total from investment operations	13.33	9.44	13.64	(21.07)	2.71	35.76
Less distributions from:
Net investment income	—	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Total distributions	—	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Net asset value, end of period	$85.47	$72.14	$66.03	$53.62	$77.28	$75.07

Total Return[d]	18.48%	13.91%	25.72%	(27.73%)	3.58%	87.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$150	$174	$308	$828	$2,010	$892
Ratios to average net assets:
Net investment income (loss)	0.47%	0.64%	1.54%	0.61%	0.03%	0.93%
Total expenses	2.46%	2.44%	2.43%	2.40%	2.36%	2.45%
Net expenses[c]	2.41%	2.39%	2.41%	2.40%	2.36%	2.45%
Portfolio turnover rate	75%	280%	233%	384%	501%	799%

8 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$83.81	$75.71	$60.85	$86.66	$83.48	$45.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.56	1.17	1.47	.91	.63	.85
Net gain (loss) on investments (realized and unrealized)	15.29	10.26 [e]	14.62	(24.13)	3.05	39.16
Total from investment operations	15.85	11.43	16.09	(23.22)	3.68	40.01
Less distributions from:
Net investment income	—	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Total distributions	—	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Net asset value, end of period	$99.66	$83.81	$75.71	$60.85	$86.66	$83.48

Total Return	18.91%	14.77%	26.66%	(27.18%)	4.38%	88.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$382	$158	$237	$114	$2,316	$4,601
Ratios to average net assets:
Net investment income (loss)	1.22%	1.42%	2.23%	1.16%	0.71%	1.15%
Total expenses	1.69%	1.69%	1.69%	1.65%	1.60%	1.63%
Net expenses[c]	1.64%	1.64%	1.65%	1.65%	1.60%	1.63%
Portfolio turnover rate	75%	280%	233%	384%	501%	799%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Mining - 34.2%
Newmont Corp.	8,847	$745,891
Freeport-McMoRan, Inc.	13,245	519,469
Barrick Mining Corp.	12,977	425,256
Agnico Eagle Mines Ltd.	2,448	412,635
Kinross Gold Corp.	13,568	337,165
Wheaton Precious Metals Corp.	2,841	317,737
Teck Resources Ltd. — Class B	7,120	312,497
Franco-Nevada Corp.	1,393	310,514
First Majestic Silver Corp.	25,088	308,331
Rio Tinto plc ADR	4,623	305,164
Anglogold Ashanti plc	4,248	298,762
BHP Group Ltd. ADR	5,328	297,036
Pan American Silver Corp.	7,668	296,982
IAMGOLD Corp.*	22,751	294,170
B2Gold Corp.	58,681	290,471
Harmony Gold Mining Company Ltd. ADR	15,977	289,983
Alamos Gold, Inc. — Class A	8,236	287,107
Royal Gold, Inc.	1,402	281,213
Gold Fields Ltd. ADR	6,655	279,244
Coeur Mining, Inc.*	14,751	276,729
Hudbay Minerals, Inc.	17,868	270,879
Southern Copper Corp.	2,187	265,456
Equinox Gold Corp.*	23,211	260,427
Eldorado Gold Corp.*	8,576	247,761
MP Materials Corp.*	3,649	244,738
Alcoa Corp.	6,642	218,455
Hecla Mining Co.	17,883	216,384
SSR Mining, Inc.*	6,967	170,134
Century Aluminum Co.*	3,327	97,681
Kaiser Aluminum Corp.	620	47,839
Total Mining		8,926,110

Chemicals - 29.8%
Linde plc	2,335	1,109,125
Sherwin-Williams Co.	1,867	646,468
Ecolab, Inc.	2,283	625,222
Air Products and Chemicals, Inc.	2,040	556,349
DuPont de Nemours, Inc.	5,488	427,515
PPG Industries, Inc.	3,358	352,959
Nutrien Ltd.	5,036	295,664
CF Industries Holdings, Inc.	3,293	295,382
Dow, Inc.	12,430	285,020
International Flavors & Fragrances, Inc.	4,610	283,700
RPM International, Inc.	2,350	277,018
Mosaic Co.	7,327	254,100
Albemarle Corp.	3,091	250,618
LyondellBasell Industries N.V. — Class A	5,108	250,496
Eastman Chemical Co.	3,040	191,672
Axalta Coating Systems Ltd.*	6,172	176,643
Element Solutions, Inc.	6,983	175,762
Celanese Corp. — Class A	3,550	149,384
Cabot Corp.	1,898	144,343
FMC Corp.	4,245	142,759
Avient Corp.	3,654	120,399
Olin Corp.	4,803	120,027
Westlake Corp.	1,466	112,970
Chemours Co.	7,029	111,339
Ashland, Inc.	2,151	103,055
Balchem Corp.	612	91,837
Huntsman Corp.	9,075	81,494
Hawkins, Inc.	413	75,463
Innospec, Inc.	920	70,987
Total Chemicals		7,777,770

Building Materials - 10.2%
CRH plc	5,736	687,746
Vulcan Materials Co.	1,567	482,041
Martin Marietta Materials, Inc.	731	460,735
James Hardie Industries plc*	14,547	279,448
Cemex SAB de CV ADR	26,910	241,921
Eagle Materials, Inc.	806	187,830
Louisiana-Pacific Corp.	1,900	168,796
Knife River Corp.*	1,975	151,818
Total Building Materials		2,660,335

Packaging & Containers - 9.3%
Amcor plc	40,390	330,390
Packaging Corporation of America	1,516	330,382
Smurfit WestRock plc	6,479	275,811
Ball Corp.	5,467	275,646
Crown Holdings, Inc.	2,570	248,236
AptarGroup, Inc.	1,652	220,806
Graphic Packaging Holding Co.	8,858	173,351
Sealed Air Corp.	4,894	173,003
Sonoco Products Co.	3,413	147,066
Silgan Holdings, Inc.	3,363	144,643
O-I Glass, Inc.*	7,921	102,736
Total Packaging & Containers		2,422,070

Iron & Steel - 8.4%
Nucor Corp.	2,962	401,144
Vale S.A. ADR	31,992	347,433
Steel Dynamics, Inc.	2,422	337,699
Carpenter Technology Corp.	1,080	265,183
ArcelorMittal S.A.	6,931	250,556
Reliance, Inc.	780	219,047
Commercial Metals Co.	3,249	186,103
Cleveland-Cliffs, Inc.*	15,059	183,720
Total Iron & Steel		2,190,885

Biotechnology - 1.9%
Corteva, Inc.	7,262	491,129

Forest Products & Paper - 1.4%
International Paper Co.	8,065	374,216

Coal - 1.4%
Core Natural Resources, Inc.	1,968	164,289
Warrior Met Coal, Inc.	2,226	141,663
Alpha Metallurgical Resources, Inc.*	372	61,041
Total Coal		366,993

10 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
BASIC MATERIALS FUND

	Shares	Value
Aerospace & Defense - 1.0%
ATI, Inc.*	3,221	$261,996

Household Products & Housewares - 1.0%
Avery Dennison Corp.	1,606	260,445

Housewares - 0.4%
Scotts Miracle-Gro Co. — Class A	2,009	114,413

Environmental Control - 0.4%
PureCycle Technologies, Inc.*	8,306	109,224

Total Common Stocks
(Cost $13,958,824)		25,955,586

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$104,912	104,912
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	75,491	75,491
Total Repurchase Agreements
(Cost $180,403)		180,403

Total Investments - 100.1%
(Cost $14,139,227)		$26,135,989
Other Assets & Liabilities, net - (0.1)%		(32,954)
Total Net Assets - 100.0%		$26,103,035

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,955,586	$—	$—	$25,955,586
Repurchase Agreements	—	180,403	—	180,403
Total Assets	$25,955,586	$180,403	$—	$26,135,989

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $13,958,824)	$25,955,586
Repurchase agreements, at value (cost $180,403)	180,403
Cash	4
Receivables:
Dividends	19,206
Fund shares sold	8,500
Securities lending income	113
Interest	21
Total assets	26,163,833

Liabilities:
Payable for:
Management fees	17,402
Fund shares redeemed	13,966
Transfer agent fees	7,345
Printing fees	4,705
Professional fees	4,313
Distribution and service fees	2,398
Portfolio accounting and administration fees	2,098
Trustees’ fees*	239
Miscellaneous	8,332
Total liabilities	60,798
Net assets	$26,103,035

Net assets consist of:
Paid in capital	$15,836,887
Total distributable earnings (loss)	10,266,148
Net assets	$26,103,035

Investor Class:
Net assets	$16,339,218
Capital shares outstanding	179,054
Net asset value per share	$91.25

Class A:
Net assets	$7,311,583
Capital shares outstanding	88,907
Net asset value per share	$82.24
Maximum offering price per share (Net asset value divided by 95.25%)	$86.34

Class C:
Net assets	$871,880
Capital shares outstanding	13,295
Net asset value per share	$65.58

Class H:
Net assets	$1,580,354
Capital shares outstanding	20,008
Net asset value per share	$78.99

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $4,991)	$222,188
Interest	2,413
Income from securities lending, net	1,389
Total investment income	225,990

Expenses:
Management fees	101,391
Distribution and service fees:
Class A	7,950
Class C	4,148
Class H	1,318
Transfer agent fees	25,240
Portfolio accounting and administration fees	18,190
Registration fees	14,489
Professional fees	5,636
Custodian fees	1,669
Trustees’ fees*	1,583
Line of credit fees	21
Miscellaneous	4,620
Total expenses	186,255
Less:
Expenses reimbursed by Adviser	(5,965)
Net expenses	180,290
Net investment income	45,700

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	333,566
Net realized gain	333,566
Net change in unrealized appreciation (depreciation) on:
Investments	3,629,133
Net change in unrealized appreciation (depreciation)	3,629,133
Net realized and unrealized gain	3,962,699
Net increase in net assets resulting from operations	$4,008,399

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

12 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$45,700	$116,821
Net realized gain on investments	333,566	3,071,365
Net change in unrealized appreciation (depreciation) on investments	3,629,133	(3,707,128)
Net increase (decrease) in net assets resulting from operations	4,008,399	(518,942)

Distributions to shareholders:
Investor Class	—	(1,661,579)
Class A	—	(713,109)
Class C	—	(147,923)
Class H	—	(127,539)
Total distributions to shareholders	—	(2,650,150)

Capital share transactions:
Proceeds from sale of shares
Investor Class	17,968,809	11,309,203
Class A	812,764	1,487,818
Class C	87,175	117,383
Class H	728,517	217,844
Distributions reinvested
Investor Class	—	1,611,461
Class A	—	700,267
Class C	—	147,355
Class H	—	127,139
Cost of shares redeemed
Investor Class	(19,406,027)	(15,053,250)
Class A	(720,901)	(2,494,375)
Class C	(214,971)	(913,888)
Class H	(194,959)	(374,616)
Net decrease from capital share transactions	(939,593)	(3,117,659)
Net increase (decrease) in net assets	3,068,806	(6,286,751)

Net assets:
Beginning of period	23,034,229	29,320,980
End of period	$26,103,035	$23,034,229

Capital share activity:
Shares sold
Investor Class	223,527	135,558
Class A	10,741	19,279
Class C	1,432	1,888
Class H	10,110	2,870
Shares issued from reinvestment of distributions
Investor Class	—	20,557
Class A	—	9,892
Class C	—	2,595
Class H	—	1,870
Shares redeemed
Investor Class	(245,934)	(178,830)
Class A	(9,888)	(32,621)
Class C	(3,688)	(14,848)
Class H	(2,861)	(5,492)
Net decrease in shares	(16,561)	(37,282)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$75.97	$86.40	$80.67	$89.73	$78.37	$42.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.46	.67	.89	.60	.43
Net gain (loss) on investments (realized and unrealized)	15.08	(2.31)	6.81	(8.66)	12.39	37.12
Total from investment operations	15.28	(1.85)	7.48	(7.77)	12.99	37.55
Less distributions from:
Net investment income	—	(.04)	(1.75)	(1.29)	—	(.54)
Net realized gains	—	(8.54)	—	—	(1.63)	(1.03)
Total distributions	—	(8.58)	(1.75)	(1.29)	(1.63)	(1.57)
Net asset value, end of period	$91.25	$75.97	$86.40	$80.67	$89.73	$78.37

Total Return	20.11%	(2.45%)	9.55%	(8.59%)	16.72%	89.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,339	$15,305	$19,369	$23,164	$51,058	$38,112
Ratios to average net assets:
Net investment income (loss)	0.49%	0.55%	0.85%	1.11%	0.71%	0.67%
Total expenses	1.45%	1.44%	1.43%	1.39%	1.36%	1.43%
Net expenses[c]	1.40%	1.39%	1.40%	1.39%	1.36%	1.43%
Portfolio turnover rate	83%	51%	49%	126%	169%	162%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$68.55	$78.99	$74.08	$82.73	$72.55	$39.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.24	.46	.56	.35	.25
Net gain (loss) on investments (realized and unrealized)	13.60	(2.10)	6.20	(7.92)	11.46	34.46
Total from investment operations	13.69	(1.86)	6.66	(7.36)	11.81	34.71
Less distributions from:
Net investment income	—	(.04)	(1.75)	(1.29)	—	(.54)
Net realized gains	—	(8.54)	—	—	(1.63)	(1.03)
Total distributions	—	(8.58)	(1.75)	(1.29)	(1.63)	(1.57)
Net asset value, end of period	$82.24	$68.55	$78.99	$74.08	$82.73	$72.55

Total Return[d]	19.97%	(2.70%)	9.29%	(8.83%)	16.43%	88.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,312	$6,036	$7,228	$7,563	$7,506	$5,599
Ratios to average net assets:
Net investment income (loss)	0.26%	0.32%	0.63%	0.77%	0.45%	0.44%
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	83%	51%	49%	126%	169%	162%

14 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$54.87	$65.40	$62.10	$70.12	$62.18	$34.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.30)	(.11)	— [e]	(.18)	(.17)
Net gain (loss) on investments (realized and unrealized)	10.86	(1.65)	5.16	(6.73)	9.75	29.75
Total from investment operations	10.71	(1.95)	5.05	(6.73)	9.57	29.58
Less distributions from:
Net investment income	—	(.04)	(1.75)	(1.29)	—	(.54)
Net realized gains	—	(8.54)	—	—	(1.63)	(1.03)
Total distributions	—	(8.58)	(1.75)	(1.29)	(1.63)	(1.57)
Net asset value, end of period	$65.58	$54.87	$65.40	$62.10	$70.12	$62.18

Total Return[d]	19.52%	(3.43%)	8.47%	(9.51%)	15.57%	87.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$872	$853	$1,695	$2,627	$3,839	$2,534
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.47%)	(0.18%)	— [f]	(0.27%)	(0.34%)
Total expenses	2.45%	2.43%	2.43%	2.39%	2.36%	2.44%
Net expenses[c]	2.40%	2.38%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	83%	51%	49%	126%	169%	162%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$65.84	$76.20	$71.53	$79.95	$70.17	$38.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.24	.41	.28	.56	.19
Net gain (loss) on investments (realized and unrealized)	13.04	(2.02)	6.01	(7.41)	10.85	33.40
Total from investment operations	13.15	(1.78)	6.42	(7.13)	11.41	33.59
Less distributions from:
Net investment income	—	(.04)	(1.75)	(1.29)	—	(.54)
Net realized gains	—	(8.54)	—	—	(1.63)	(1.03)
Total distributions	—	(8.58)	(1.75)	(1.29)	(1.63)	(1.57)
Net asset value, end of period	$78.99	$65.84	$76.20	$71.53	$79.95	$70.17

Total Return	19.97%	(2.69%)	9.29%	(8.85%)	16.42%	88.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,580	$840	$1,030	$1,563	$10,420	$2,108
Ratios to average net assets:
Net investment income (loss)	0.31%	0.33%	0.59%	0.38%	0.73%	0.33%
Total expenses	1.69%	1.69%	1.68%	1.65%	1.60%	1.68%
Net expenses[c]	1.64%	1.64%	1.65%	1.65%	1.60%	1.68%
Portfolio turnover rate	83%	51%	49%	126%	169%	162%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Less than $0.01 per share.
[f]	Less than 0.01% or (0.01%).

16 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 100.0%

Biotechnology - 74.0%
Amgen, Inc.	16,944	$4,781,597
Gilead Sciences, Inc.	39,678	4,404,258
Vertex Pharmaceuticals, Inc.*	9,824	3,847,471
Alnylam Pharmaceuticals, Inc.*	6,549	2,986,344
Regeneron Pharmaceuticals, Inc.	5,220	2,935,049
Corteva, Inc.	37,439	2,532,000
Insmed, Inc.*	14,856	2,139,413
BeOne Medicines Ltd. ADR*	5,380	1,832,966
Biogen, Inc.*	12,010	1,682,361
Royalty Pharma plc — Class A	45,201	1,594,691
Incyte Corp.*	16,980	1,440,074
Illumina, Inc.*	14,883	1,413,439
Exelixis, Inc.*	31,282	1,291,947
Ionis Pharmaceuticals, Inc.*	19,219	1,257,307
United Therapeutics Corp.*	2,944	1,234,154
BioMarin Pharmaceutical, Inc.*	22,529	1,220,171
Argenx SE ADR*	1,606	1,184,521
Bridgebio Pharma, Inc.*	22,288	1,157,639
Moderna, Inc.*	44,782	1,156,719
CRISPR Therapeutics AG*	17,765	1,151,350
Halozyme Therapeutics, Inc.*	14,945	1,096,066
Revolution Medicines, Inc.*	22,369	1,044,632
Cytokinetics, Inc.*	18,238	1,002,361
Roivant Sciences Ltd.*	65,652	993,315
Avidity Biosciences, Inc.*	22,699	988,995
BioNTech SE ADR*	9,770	963,517
Legend Biotech Corp. ADR*	28,641	933,983
TG Therapeutics, Inc.*	25,822	932,820
Arrowhead Pharmaceuticals, Inc.*	25,732	887,497
Crinetics Pharmaceuticals, Inc.*	20,861	868,861
Axsome Therapeutics, Inc.*	7,076	859,380
PTC Therapeutics, Inc.*	13,705	841,076
Nuvalent, Inc. — Class A*	9,101	787,055
Akero Therapeutics, Inc.*	15,936	756,641
ADMA Biologics, Inc.*	46,352	679,520
Viking Therapeutics, Inc.*	25,572	672,032
Veracyte, Inc.*	19,032	653,369
Intellia Therapeutics, Inc.*	37,341	644,879
Ultragenyx Pharmaceutical, Inc.*	21,146	636,072
Summit Therapeutics, Inc.*	30,185	623,622
Ideaya Biosciences, Inc.*	22,690	617,395
Amicus Therapeutics, Inc.*	75,850	597,698
ACADIA Pharmaceuticals, Inc.*	27,963	596,730
Beam Therapeutics, Inc.*	24,367	591,387
Apellis Pharmaceuticals, Inc.*	25,973	587,769
Arcellx, Inc.*	7,093	582,335
Recursion Pharmaceuticals, Inc. — Class A*	109,524	534,477
Sarepta Therapeutics, Inc.*	27,633	532,488
Celldex Therapeutics, Inc.*	19,960	516,365
Denali Therapeutics, Inc.*	34,334	498,530
Dyne Therapeutics, Inc.*	38,536	487,480
Soleno Therapeutics, Inc.*	7,138	482,529
Novavax, Inc.*	52,500	455,175
Dynavax Technologies Corp.*	42,694	423,951
Immunovant, Inc.*	25,277	407,465
Krystal Biotech, Inc.*	2,302	406,372
Iovance Biotherapeutics, Inc.*	84,719	183,840
Total Biotechnology		66,611,150

Pharmaceuticals - 20.1%
AbbVie, Inc.	34,334	7,949,694
AstraZeneca plc ADR	23,877	1,831,843
Neurocrine Biosciences, Inc.*	10,154	1,425,419
Viatris, Inc.	132,990	1,316,601
Jazz Pharmaceuticals plc*	9,538	1,257,108
Alkermes plc*	36,181	1,085,430
Vaxcyte, Inc.*	24,002	864,552
Protagonist Therapeutics, Inc.*	12,349	820,344
Agios Pharmaceuticals, Inc.*	13,883	557,264
Madrigal Pharmaceuticals, Inc.*	1,142	523,790
Ascendis Pharma A/S ADR*	2,436	484,301
Total Pharmaceuticals		18,116,346

Healthcare-Products - 5.1%
Natera, Inc.*	10,600	1,706,282
Exact Sciences Corp.*	22,262	1,217,954
Guardant Health, Inc.*	17,952	1,121,641
Twist Bioscience Corp.*	18,229	512,964
Total Healthcare-Products		4,558,841

Healthcare-Services - 0.8%
Medpace Holdings, Inc.*	1,338	687,946

Total Common Stocks
(Cost $46,830,338)		89,974,283

RIGHTS ††† - 0.0%
Pharmaceuticals - 0.0%
Sanofi SA	8,866	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.2%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$109,318	109,318
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	78,661	78,661
Total Repurchase Agreements
(Cost $187,979)		187,979

Total Investments - 100.2%
(Cost $47,018,317)		$90,162,262
Other Assets & Liabilities, net - (0.2)%		(162,542)
Total Net Assets - 100.0%		$89,999,720

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
BIOTECHNOLOGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$89,974,283	$—		$—	$89,974,283
Rights	—	—	*	—	—
Repurchase Agreements	—	187,979		—	187,979
Total Assets	$89,974,283	$187,979		$—	$90,162,262

*	Security has a market value of $0.

18 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $46,830,338)	$89,974,283
Repurchase agreements, at value (cost $187,979)	187,979
Receivables:
Fund shares sold	25,593
Foreign tax reclaims	4,335
Securities lending income	2,176
Interest	22
Total assets	90,194,388

Liabilities:
Payable for:
Management fees	60,115
Fund shares redeemed	34,398
Transfer agent fees	26,076
Printing fees	16,262
Professional fees	14,906
Portfolio accounting and administration fees	7,249
Distribution and service fees	3,876
Trustees’ fees*	854
Miscellaneous	30,932
Total liabilities	194,668
Net assets	$89,999,720

Net assets consist of:
Paid in capital	$37,460,924
Total distributable earnings (loss)	52,538,796
Net assets	$89,999,720

Investor Class:
Net assets	$71,648,492
Capital shares outstanding	979,315
Net asset value per share	$73.16

Class A:
Net assets	$13,579,518
Capital shares outstanding	219,679
Net asset value per share	$61.82
Maximum offering price per share (Net asset value divided by 95.25%)	$64.90

Class C:
Net assets	$476,022
Capital shares outstanding	10,410
Net asset value per share	$45.73

Class H:
Net assets	$4,295,688
Capital shares outstanding	73,416
Net asset value per share	$58.51

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $560)	$318,108
Interest	9,044
Income from securities lending, net	20,643
Total investment income	347,795

Expenses:
Management fees	360,458
Distribution and service fees:
Class A	15,759
Class C	2,416
Class H	4,953
Transfer agent fees	90,093
Portfolio accounting and administration fees	64,669
Registration fees	55,045
Professional fees	19,343
Trustees’ fees*	6,003
Custodian fees	5,971
Line of credit fees	138
Miscellaneous	12,993
Total expenses	637,841
Less:
Expenses reimbursed by Adviser	(21,204)
Net expenses	616,637
Net investment loss	(268,842)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,716,974
Net realized gain	4,716,974
Net change in unrealized appreciation (depreciation) on:
Investments	7,587,805
Net change in unrealized appreciation (depreciation)	7,587,805
Net realized and unrealized gain	12,304,779
Net increase in net assets resulting from operations	$12,035,937

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(268,842)	$(567,790)
Net realized gain on investments	4,716,974	15,323,055
Net change in unrealized appreciation (depreciation) on investments	7,587,805	(16,898,230)
Net increase (decrease) in net assets resulting from operations	12,035,937	(2,142,965)

Distributions to shareholders:
Investor Class	—	(9,701,133)
Class A	—	(1,949,576)
Class C	—	(113,689)
Class H	—	(693,526)
Total distributions to shareholders	—	(12,457,924)

Capital share transactions:
Proceeds from sale of shares
Investor Class	13,853,638	64,276,404
Class A	650,637	2,045,858
Class C	26,969	241,921
Class H	241,004	259,634
Distributions reinvested
Investor Class	—	9,212,273
Class A	—	1,904,738
Class C	—	113,011
Class H	—	692,709
Cost of shares redeemed
Investor Class	(21,778,467)	(80,516,169)
Class A	(1,409,692)	(3,864,732)
Class C	(131,478)	(686,376)
Class H	(589,021)	(1,354,279)
Net decrease from capital share transactions	(9,136,410)	(7,675,008)
Net increase (decrease) in net assets	2,899,527	(22,275,897)

Net assets:
Beginning of period	87,100,193	109,376,090
End of period	$89,999,720	$87,100,193

Capital share activity:
Shares sold
Investor Class	218,355	893,682
Class A	12,054	32,226
Class C	661	4,610
Class H	4,632	4,355
Shares issued from reinvestment of distributions
Investor Class	—	136,701
Class A	—	33,387
Class C	—	2,662
Class H	—	12,828
Shares redeemed
Investor Class	(338,594)	(1,114,226)
Class A	(25,382)	(60,853)
Class C	(3,198)	(13,621)
Class H	(11,590)	(22,635)
Net decrease in shares	(143,062)	(90,884)

20 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$63.62	$74.64	$68.29	$73.30	$94.01	$71.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.37)	(.26)	(.24)	(.52)	(.58)
Net gain (loss) on investments (realized and unrealized)	9.73	(1.23)	6.61	(3.87)	(4.42)	29.82
Total from investment operations	9.54	(1.60)	6.35	(4.11)	(4.94)	29.24
Less distributions from:
Net realized gains	—	(9.42)	—	(.90)	(15.77)	(6.95)
Total distributions	—	(9.42)	—	(.90)	(15.77)	(6.95)
Net asset value, end of period	$73.16	$63.62	$74.64	$68.29	$73.30	$94.01

Total Return	15.00%	(2.85%)	9.30%	(5.64%)	(6.81%)	40.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71,648	$69,949	$88,328	$93,776	$122,777	$151,506
Ratios to average net assets:
Net investment income (loss)	(0.58%)	(0.50%)	(0.37%)	(0.34%)	(0.56%)	(0.62%)
Total expenses	1.45%	1.44%	1.43%	1.39%	1.36%	1.45%
Net expenses[c]	1.40%	1.39%	1.40%	1.39%	1.36%	1.45%
Portfolio turnover rate	27%	79%	51%	61%	65%	115%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$53.82	$64.71	$59.35	$63.98	$84.21	$64.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.47)	(.38)	(.35)	(.65)	(.73)
Net gain (loss) on investments (realized and unrealized)	8.23	(1.00)	5.74	(3.38)	(3.81)	26.97
Total from investment operations	8.00	(1.47)	5.36	(3.73)	(4.46)	26.24
Less distributions from:
Net realized gains	—	(9.42)	—	(.90)	(15.77)	(6.95)
Total distributions	—	(9.42)	—	(.90)	(15.77)	(6.95)
Net asset value, end of period	$61.82	$53.82	$64.71	$59.35	$63.98	$84.21

Total Return[d]	14.86%	(3.09%)	9.03%	(5.87%)	(7.04%)	40.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,580	$12,540	$14,770	$16,121	$19,263	$22,317
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(0.75%)	(0.62%)	(0.59%)	(0.80%)	(0.87%)
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	27%	79%	51%	61%	65%	115%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$39.96	$50.77	$46.92	$51.15	$70.90	$55.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.74)	(.66)	(.64)	(1.09)	(1.15)
Net gain (loss) on investments (realized and unrealized)	6.09	(.65)	4.51	(2.69)	(2.89)	23.15
Total from investment operations	5.77	(1.39)	3.85	(3.33)	(3.98)	22.00
Less distributions from:
Net realized gains	—	(9.42)	—	(.90)	(15.77)	(6.95)
Total distributions	—	(9.42)	—	(.90)	(15.77)	(6.95)
Net asset value, end of period	$45.73	$39.96	$50.77	$46.92	$51.15	$70.90

Total Return[d]	14.44%	(3.83%)	8.21%	(6.58%)	(7.74%)	39.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$476	$517	$980	$1,725	$3,174	$8,221
Ratios to average net assets:
Net investment income (loss)	(1.59%)	(1.50%)	(1.38%)	(1.34%)	(1.58%)	(1.61%)
Total expenses	2.45%	2.43%	2.43%	2.39%	2.36%	2.45%
Net expenses[c]	2.40%	2.38%	2.40%	2.39%	2.36%	2.45%
Portfolio turnover rate	27%	79%	51%	61%	65%	115%

22 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$50.94	$61.74	$56.63	$61.09	$81.10	$62.70
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.45)	(.36)	(.34)	(.64)	(.66)
Net gain (loss) on investments (realized and unrealized)	7.79	(.93)	5.47	(3.22)	(3.60)	26.01
Total from investment operations	7.57	(1.38)	5.11	(3.56)	(4.24)	25.35
Less distributions from:
Net realized gains	—	(9.42)	—	(.90)	(15.77)	(6.95)
Total distributions	—	(9.42)	—	(.90)	(15.77)	(6.95)
Net asset value, end of period	$58.51	$50.94	$61.74	$56.63	$61.09	$81.10

Total Return	14.86%	(3.10%)	9.02%	(5.87%)	(7.04%)	40.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,296	$4,094	$5,299	$6,096	$9,352	$9,565
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(0.74%)	(0.62%)	(0.59%)	(0.82%)	(0.83%)
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.72%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.72%
Portfolio turnover rate	27%	79%	51%	61%	65%	115%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Food - 32.6%
Mondelez International, Inc. — Class A	17,815	$1,112,903
Kroger Co.	11,657	785,798
Sysco Corp.	9,405	774,408
Hershey Co.	4,033	754,373
General Mills, Inc.	12,574	633,981
Kellanova	7,283	597,352
Kraft Heinz Co.	21,972	572,151
Tyson Foods, Inc. — Class A	9,684	525,841
McCormick & Company, Inc.	7,573	506,709
US Foods Holding Corp.*	6,434	492,973
Performance Food Group Co.*	4,650	483,786
J M Smucker Co.	3,725	404,535
Conagra Brands, Inc.	19,241	352,303
Sprouts Farmers Market, Inc.*	3,232	351,642
Lamb Weston Holdings, Inc.	5,988	347,783
Ingredion, Inc.	2,749	335,680
Hormel Foods Corp.	13,068	323,302
The Campbell’s Co.	9,357	295,494
Albertsons Companies, Inc. — Class A	15,958	279,425
Post Holdings, Inc.*	2,597	279,126
Cal-Maine Foods, Inc.	2,503	235,532
Marzetti Co.	1,255	216,851
Flowers Foods, Inc.	14,410	188,051
Simply Good Foods Co.*	7,167	177,885
Chefs’ Warehouse, Inc.*	2,872	167,524
Pilgrim’s Pride Corp.	3,757	152,985
Grocery Outlet Holding Corp.*	8,864	142,267
Total Food		11,490,660

Beverages - 26.4%
Coca-Cola Co.	28,130	1,865,582
PepsiCo, Inc.	11,932	1,675,730
Monster Beverage Corp.*	12,759	858,808
Keurig Dr Pepper, Inc.	26,574	677,903
Coca-Cola Europacific Partners plc	7,033	635,854
Constellation Brands, Inc. — Class A	3,826	515,247
Brown-Forman Corp. — Class B	15,897	430,491
Anheuser-Busch InBev S.A. ADR	7,123	424,602
Celsius Holdings, Inc.*	6,884	395,761
Fomento Economico Mexicano SAB de CV ADR	3,961	390,673
Diageo plc ADR	3,529	336,772
Molson Coors Beverage Co. — Class B	7,377	333,809
Coca-Cola Consolidated, Inc.	2,637	308,951
Primo Brands Corp. — Class A	12,578	277,974
Vita Coco Company, Inc.*	4,091	173,745
Total Beverages		9,301,902

Cosmetics & Personal Care - 16.2%
Procter & Gamble Co.	14,914	2,291,536
Colgate-Palmolive Co.	12,016	960,559
Estee Lauder Companies, Inc. — Class A	7,515	662,222
Kenvue, Inc.	38,760	629,075
Unilever plc ADR	6,528	386,980
Haleon plc ADR	39,695	356,064
elf Beauty, Inc.*	2,434	322,456
Inter Parfums, Inc.	863	84,902
Total Cosmetics & Personal Care		5,693,794

Agriculture - 14.6%
Philip Morris International, Inc.	11,766	1,908,445
Altria Group, Inc.	19,578	1,293,323
Archer-Daniels-Midland Co.	10,859	648,717
British American Tobacco plc ADR	8,817	468,006
Bunge Global S.A.	5,553	451,181
Darling Ingredients, Inc.*	8,345	257,610
Vital Farms, Inc.*	3,206	131,927
Total Agriculture		5,159,209

Household Products & Housewares - 6.1%
Kimberly-Clark Corp.	6,198	770,659
Church & Dwight Company, Inc.	6,209	544,095
Clorox Co.	3,845	474,088
Reynolds Consumer Products, Inc.	5,868	143,590
Spectrum Brands Holdings, Inc.	2,506	131,640
WD-40 Co.	406	80,226
Total Household Products & Housewares		2,144,298

Retail - 2.2%
Casey’s General Stores, Inc.	987	557,971
Freshpet, Inc.*	3,718	204,899
Total Retail		762,870

Internet - 0.8%
Maplebear, Inc.*	8,081	297,057

Pharmaceuticals - 0.7%
BellRing Brands, Inc.*	7,047	256,159

Total Common Stocks
(Cost $19,213,414)		35,105,949

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$52,958	52,958
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	38,107	38,107
Total Repurchase Agreements
(Cost $91,065)		91,065

Total Investments - 99.9%
(Cost $19,304,479)		$35,197,014
Other Assets & Liabilities, net - 0.1%		32,476
Total Net Assets - 100.0%		$35,229,490

24 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
CONSUMER PRODUCTS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,105,949	$—	$—	$35,105,949
Repurchase Agreements	—	91,065	—	91,065
Total Assets	$35,105,949	$91,065	$—	$35,197,014

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $19,213,414)	$35,105,949
Repurchase agreements, at value (cost $91,065)	91,065
Receivables:
Fund shares sold	366,281
Dividends	61,884
Securities lending income	68
Interest	10
Total assets	35,625,257

Liabilities:
Payable for:
Securities purchased	247,890
Fund shares redeemed	79,074
Management fees	24,277
Transfer agent fees	11,408
Portfolio accounting and administration fees	2,927
Distribution and service fees	2,174
Trustees’ fees*	381
Miscellaneous	27,636
Total liabilities	395,767
Net assets	$35,229,490

Net assets consist of:
Paid in capital	$15,849,879
Total distributable earnings (loss)	19,379,611
Net assets	$35,229,490

Investor Class:
Net assets	$26,672,019
Capital shares outstanding	182,368
Net asset value per share	$146.25

Class A:
Net assets	$6,674,298
Capital shares outstanding	54,688
Net asset value per share	$122.04
Maximum offering price per share (Net asset value divided by 95.25%)	$128.13

Class C:
Net assets	$660,954
Capital shares outstanding	7,956
Net asset value per share	$83.08

Class H:
Net assets	$1,222,219
Capital shares outstanding	10,762
Net asset value per share	$113.57

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends	$557,141
Interest	3,316
Income from securities lending, net	1,074
Total investment income	561,531

Expenses:
Management fees	163,167
Distribution and service fees:
Class A	9,405
Class C	3,914
Class H	1,609
Transfer agent fees	41,301
Portfolio accounting and administration fees	29,273
Registration fees	26,303
Professional fees	8,604
Trustees’ fees*	2,868
Custodian fees	2,717
Miscellaneous	4,641
Total expenses	293,802
Less:
Expenses reimbursed by Adviser	(9,598)
Net expenses	284,204
Net investment income	277,327

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,286,037
Net realized gain	2,286,037
Net change in unrealized appreciation (depreciation) on:
Investments	(4,082,968)
Net change in unrealized appreciation (depreciation)	(4,082,968)
Net realized and unrealized loss	(1,796,931)
Net decrease in net assets resulting from operations	$(1,519,604)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

26 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$277,327	$652,122
Net realized gain on investments	2,286,037	8,881,885
Net change in unrealized appreciation (depreciation) on investments	(4,082,968)	(8,786,719)
Net increase (decrease) in net assets resulting from operations	(1,519,604)	747,288

Distributions to shareholders:
Investor Class	—	(2,275,500)
Class A	—	(545,931)
Class C	—	(135,211)
Class H	—	(105,760)
Total distributions to shareholders	—	(3,062,402)

Capital share transactions:
Proceeds from sale of shares
Investor Class	5,957,089	34,884,877
Class A	421,966	2,252,657
Class C	22,916	81,328
Class H	107,907	678,521
Distributions reinvested
Investor Class	—	2,204,811
Class A	—	539,309
Class C	—	133,942
Class H	—	104,579
Cost of shares redeemed
Investor Class	(8,643,299)	(53,083,484)
Class A	(1,232,577)	(3,042,112)
Class C	(283,531)	(2,221,168)
Class H	(183,366)	(729,449)
Net decrease from capital share transactions	(3,832,895)	(18,196,189)
Net decrease in net assets	(5,352,499)	(20,511,303)

Net assets:
Beginning of period	40,581,989	61,093,292
End of period	$35,229,490	$40,581,989
Capital Share Activity:
Shares sold
Investor Class	39,147	222,048	*
Class A	3,339	17,392	*
Class C	269	876	*
Class H	931	5,433	*
Shares issued from reinvestment of distributions
Investor Class	—	14,402	*
Class A	—	4,213	*
Class C	—	1,528	*
Class H	—	878	*
Shares redeemed
Investor Class	(56,697)	(341,504	)*
Class A	(9,769)	(23,129	)*
Class C	(3,302)	(24,011	)*
Class H	(1,561)	(5,897	)*
Net decrease in shares	(27,643)	(127,771	)*

*	Reverse share split – capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$152.50	$158.12	$171.72	$181.58	$200.15	$158.63
Income (loss) from investment operations:
Net investment income (loss)[b]	1.15	2.10	2.25	2.91	1.98	2.10
Net gain (loss) on investments (realized and unrealized)	(7.40)	1.94	1.04 [e]	(.50)[f]	6.54	55.32
Total from investment operations	(6.25)	4.04	3.29	2.41	8.52	57.42
Less distributions from:
Net investment income	—	(2.43)	(2.64)	(1.86)	(1.86)	(2.19)
Net realized gains	—	(7.23)	(14.25)	(10.41)	(25.23)	(13.71)
Total distributions	—	(9.66)	(16.89)	(12.27)	(27.09)	(15.90)
Net asset value, end of period	$146.25	$152.50	$158.12	$171.72	$181.58	$200.15

Total Return	(4.10%)	2.53%	2.71%	1.40%	4.89%	36.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,672	$30,487	$48,221	$62,816	$67,612	$83,023
Ratios to average net assets:
Net investment income (loss)	1.52%	1.35%	1.39%	1.65%	1.01%	1.12%
Total expenses	1.45%	1.43%	1.43%	1.39%	1.36%	1.45%
Net expenses[c]	1.40%	1.38%	1.40%	1.39%	1.36%	1.45%
Portfolio turnover rate	17%	57%	43%	79%	60%	38%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$127.41	$133.98	$148.57	$159.14	$179.17	$143.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.80	1.46	1.62	2.04	1.32	1.50
Net gain (loss) on investments (realized and unrealized)	(6.17)	1.63	.68 [e]	(.34)[f]	5.74	49.93
Total from investment operations	(5.37)	3.09	2.30	1.70	7.06	51.43
Less distributions from:
Net investment income	—	(2.43)	(2.64)	(1.86)	(1.86)	(2.19)
Net realized gains	—	(7.23)	(14.25)	(10.41)	(25.23)	(13.71)
Total distributions	—	(9.66)	(16.89)	(12.27)	(27.09)	(15.90)
Net asset value, end of period	$122.04	$127.41	$133.98	$148.57	$159.14	$179.17

Total Return[d]	(4.21%)	2.27%	2.46%	1.13%	4.65%	36.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,674	$7,787	$8,393	$9,449	$9,820	$10,751
Ratios to average net assets:
Net investment income (loss)	1.27%	1.12%	1.15%	1.34%	0.76%	0.89%
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	17%	57%	43%	79%	60%	38%

28 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$87.05	$95.21	$111.52	$123.41	$146.04	$120.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.30	.39	.66	—	.18
Net gain (loss) on investments (realized and unrealized)	(4.20)	1.20	.19 [e]	(.28)[f]	4.46	41.53
Total from investment operations	(3.97)	1.50	.58	.38	4.46	41.71
Less distributions from:
Net investment income	—	(2.43)	(2.64)	(1.86)	(1.86)	(2.19)
Net realized gains	—	(7.23)	(14.25)	(10.41)	(25.23)	(13.71)
Total distributions	—	(9.66)	(16.89)	(12.27)	(27.09)	(15.90)
Net asset value, end of period	$83.08	$87.05	$95.21	$111.52	$123.41	$146.04

Total Return[d]	(4.56%)	1.51%	1.70%	0.37%	3.87%	35.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$661	$957	$3,103	$4,845	$6,578	$9,035
Ratios to average net assets:
Net investment income (loss)	0.53%	0.32%	0.38%	0.56%	—	0.12%
Total expenses	2.46%	2.43%	2.43%	2.39%	2.36%	2.45%
Net expenses[c]	2.41%	2.38%	2.40%	2.39%	2.36%	2.45%
Portfolio turnover rate	17%	57%	43%	79%	60%	38%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$118.56	$125.33	$140.13	$150.80	$171.18	$137.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.75	1.37	1.50	1.86	1.14	1.47
Net gain (loss) on investments (realized and unrealized)	(5.74)	1.52	.59 [e]	(.26)[f]	5.57	47.82
Total from investment operations	(4.99)	2.89	2.09	1.60	6.71	49.29
Less distributions from:
Net investment income	—	(2.43)	(2.64)	(1.86)	(1.86)	(2.19)
Net realized gains	—	(7.23)	(14.25)	(10.41)	(25.23)	(13.71)
Total distributions	—	(9.66)	(16.89)	(12.27)	(27.09)	(15.90)
Net asset value, end of period	$113.57	$118.56	$125.33	$140.13	$150.80	$171.18

Total Return	(4.21%)	2.27%	2.45%	1.14%	4.65%	36.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,222	$1,351	$1,376	$1,741	$2,443	$5,601
Ratios to average net assets:
Net investment income (loss)	1.28%	1.12%	1.15%	1.28%	0.68%	0.90%
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	17%	57%	43%	79%	60%	38%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Reverse share split — Per share amounts have been restated to reflect 1:3 reverse share split effective February 24, 2025.

30 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Semiconductors - 92.8%
NVIDIA Corp.	96,663	$18,035,383
Broadcom, Inc.	30,622	10,102,504
Advanced Micro Devices, Inc.*	27,427	4,437,414
Micron Technology, Inc.	22,079	3,694,258
Applied Materials, Inc.	17,813	3,647,034
Intel Corp.*	107,417	3,603,840
Lam Research Corp.	26,788	3,586,913
QUALCOMM, Inc.	21,509	3,578,237
Texas Instruments, Inc.	18,658	3,428,034
KLA Corp.	3,077	3,318,852
Analog Devices, Inc.	11,797	2,898,523
Marvell Technology, Inc.	30,317	2,548,750
Monolithic Power Systems, Inc.	1,996	1,837,598
ASML Holding N.V. — Class G	1,887	1,826,786
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,459	1,803,934
NXP Semiconductor N.V.	7,884	1,795,423
Microchip Technology, Inc.	23,947	1,537,876
Teradyne, Inc.	9,958	1,370,619
Astera Labs, Inc.*	6,331	1,239,610
ON Semiconductor Corp.*	24,035	1,185,166
ARM Holdings plc ADR*	8,277	1,171,113
Camtek Ltd.*	10,440	1,096,722
STMicroelectronics N.V. — Class Y	36,805	1,040,109
Entegris, Inc.	11,030	1,019,834
United Microelectronics Corp. ADR	133,930	1,015,189
Kulicke & Soffa Industries, Inc.	22,649	920,455
ASE Technology Holding Company Ltd. ADR	82,507	915,003
Skyworks Solutions, Inc.	11,757	905,054
Rambus, Inc.*	8,602	896,328
Lattice Semiconductor Corp.*	12,023	881,526
Qorvo, Inc.*	8,690	791,485
MKS, Inc.	6,233	771,458
MACOM Technology Solutions Holdings, Inc.*	5,908	735,487
Onto Innovation, Inc.*	5,584	721,565
Semtech Corp.*	10,096	721,359
Cirrus Logic, Inc.*	5,535	693,480
Nova Ltd.*	2,104	672,565
Impinj, Inc.*	3,224	582,738
GLOBALFOUNDRIES, Inc.*	15,090	540,826
Amkor Technology, Inc.	17,921	508,956
Allegro MicroSystems, Inc.*	17,213	502,620
Ambarella, Inc.*	5,849	482,660
Axcelis Technologies, Inc.*	4,925	480,877
FormFactor, Inc.*	13,035	474,735
SiTime Corp.*	1,553	467,934
ACM Research, Inc. — Class A*	10,941	428,121
Synaptics, Inc.*	5,987	409,152
Diodes, Inc.*	7,520	400,139
Silicon Laboratories, Inc.*	3,028	397,062
Veeco Instruments, Inc.*	12,671	385,579
Power Integrations, Inc.	9,123	366,836
Navitas Semiconductor Corp.*	43,136	311,442
Penguin Solutions, Inc.*	11,649	306,136
MaxLinear, Inc. — Class A*	18,580	298,766
Total Semiconductors		97,790,065

Energy-Alternate Sources - 3.9%
First Solar, Inc.*	5,957	1,313,697
SolarEdge Technologies, Inc.*	31,074	1,149,738
Canadian Solar, Inc.*	80,610	1,051,155
Enphase Energy, Inc.*	15,434	546,209
Total Energy-Alternate Sources		4,060,799

Telecommunications - 1.2%
Credo Technology Group Holding Ltd.*	8,297	1,208,126

Computers - 1.0%
Rigetti Computing, Inc.*	35,567	1,059,541

Electrical Components & Equipment - 0.6%
Universal Display Corp.	4,728	679,083

Total Common Stocks
(Cost $40,734,467)		104,797,614

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$377,103	377,103
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	271,351	271,351
Total Repurchase Agreements
(Cost $648,454)		648,454

Total Investments - 100.1%
(Cost $41,382,921)		$105,446,068
Other Assets & Liabilities, net - (0.1)%		(86,662)
Total Net Assets - 100.0%		$105,359,406

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
ELECTRONICS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$104,797,614	$—	$—	$104,797,614
Repurchase Agreements	—	648,454	—	648,454
Total Assets	$104,797,614	$648,454	$—	$105,446,068

32 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $40,734,467)	$104,797,614
Repurchase agreements, at value (cost $648,454)	648,454
Cash	2,801
Receivables:
Fund shares sold	130,700
Dividends	26,529
Securities lending income	3,007
Interest	76
Total assets	105,609,181

Liabilities:
Payable for:
Fund shares redeemed	77,759
Management fees	66,439
Transfer agent fees	27,380
Printing fees	17,438
Professional fees	16,475
Portfolio accounting and administration fees	8,011
Distribution and service fees	3,838
Trustees’ fees*	900
Miscellaneous	31,535
Total liabilities	249,775
Net assets	$105,359,406

Net assets consist of:
Paid in capital	$45,041,329
Total distributable earnings (loss)	60,318,077
Net assets	$105,359,406

Investor Class:
Net assets	$90,312,894
Capital shares outstanding	165,747
Net asset value per share	$544.88

Class A:
Net assets	$10,120,130
Capital shares outstanding	20,532
Net asset value per share	$492.90
Maximum offering price per share (Net asset value divided by 95.25%)	$517.48

Class C:
Net assets	$1,745,998
Capital shares outstanding	4,245
Net asset value per share	$411.31

Class H:
Net assets	$3,180,384
Capital shares outstanding	6,663
Net asset value per share	$477.29

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $3,898)	$353,392
Interest	11,239
Income from securities lending, net	91,719
Total investment income	456,350

Expenses:
Management fees	366,997
Distribution and service fees:
Class A	10,112
Class C	7,052
Class H	3,227
Transfer agent fees	90,268
Portfolio accounting and administration fees	65,842
Registration fees	53,739
Professional fees	24,047
Custodian fees	6,067
Trustees’ fees*	5,920
Miscellaneous	10,733
Total expenses	644,004
Less:
Expenses reimbursed by Adviser	(21,589)
Net expenses	622,415
Net investment loss	(166,065)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,841,430
Net realized gain	3,841,430
Net change in unrealized appreciation (depreciation) on:
Investments	34,470,922
Net change in unrealized appreciation (depreciation)	34,470,922
Net realized and unrealized gain	38,312,352
Net increase in net assets resulting from operations	$38,146,287

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(166,065)	$(632,354)
Net realized gain on investments	3,841,430	4,410,129
Net change in unrealized appreciation (depreciation) on investments	34,470,922	(18,705,975)
Net increase (decrease) in net assets resulting from operations	38,146,287	(14,928,200)

Distributions to shareholders:
Investor Class	—	(1,394,936)
Class A	—	(155,503)
Class C	—	(33,818)
Class H	—	(64,591)
Total distributions to shareholders	—	(1,648,848)

Capital share transactions:
Proceeds from sale of shares
Investor Class	23,327,060	135,266,366
Class A	1,413,334	3,874,272
Class C	302,836	598,290
Class H	106,748	2,056,531
Distributions reinvested
Investor Class	—	1,279,879
Class A	—	150,263
Class C	—	32,658
Class H	—	63,674
Cost of shares redeemed
Investor Class	(25,288,337)	(144,876,751)
Class A	(1,393,994)	(3,740,466)
Class C	(354,254)	(915,642)
Class H	(214,622)	(2,132,780)
Net decrease from capital share transactions	(2,101,229)	(8,343,706)
Net increase (decrease) in net assets	36,045,058	(24,920,754)

Net assets:
Beginning of period	69,314,348	94,235,102
End of period	$105,359,406	$69,314,348

Capital share activity:
Shares sold
Investor Class	56,526	315,754
Class A	3,463	9,826
Class C	878	1,740
Class H	282	5,093
Shares issued from reinvestment of distributions
Investor Class	—	3,052
Class A	—	395
Class C	—	102
Class H	—	173
Shares redeemed
Investor Class	(59,931)	(343,864)
Class A	(3,412)	(9,606)
Class C	(1,042)	(2,803)
Class H	(600)	(5,799)
Net decrease in shares	(3,836)	(25,937)

34 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$351.55	$422.50	$293.83	$304.55	$281.78	$137.65
Income (loss) from investment operations:
Net investment income (loss)[b]	(.73)	(2.24)	(.90)	(.35)	(1.59)	(.71)
Net gain (loss) on investments (realized and unrealized)	194.06	(61.50)	129.57	(10.37)	35.88	150.08
Total from investment operations	193.33	(63.74)	128.67	(10.72)	34.29	149.37
Less distributions from:
Net realized gains	—	(7.21)	—	—	(11.52)	(5.24)
Total distributions	—	(7.21)	—	—	(11.52)	(5.24)
Net asset value, end of period	$544.88	$351.55	$422.50	$293.83	$304.55	$281.78

Total Return	54.99%	(15.36%)	43.79%	(3.52%)	11.63%	109.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,313	$59,465	$82,055	$42,114	$60,738	$55,324
Ratios to average net assets:
Net investment income (loss)	(0.34%)	(0.52%)	(0.27%)	(0.14%)	(0.51%)	(0.33%)
Total expenses	1.44%	1.43%	1.43%	1.39%	1.36%	1.44%
Net expenses[c]	1.39%	1.38%	1.39%	1.39%	1.36%	1.44%
Portfolio turnover rate	21%	95%	96%	147%	281%	163%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$318.41	$384.31	$267.90	$278.40	$259.00	$127.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.17)	(3.02)	(1.69)	(.95)	(2.15)	(1.15)
Net gain (loss) on investments (realized and unrealized)	175.66	(55.67)	118.10	(9.55)	33.07	138.33
Total from investment operations	174.49	(58.69)	116.41	(10.50)	30.92	137.18
Less distributions from:
Net realized gains	—	(7.21)	—	—	(11.52)	(5.24)
Total distributions	—	(7.21)	—	—	(11.52)	(5.24)
Net asset value, end of period	$492.90	$318.41	$384.31	$267.90	$278.40	$259.00

Total Return[d]	54.80%	(15.58%)	43.45%	(3.77%)	11.35%	108.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,120	$6,521	$7,635	$5,769	$8,827	$5,156
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.78%)	(0.56%)	(0.41%)	(0.76%)	(0.58%)
Total expenses	1.69%	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[c]	1.64%	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	21%	95%	96%	147%	281%	163%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$266.71	$325.49	$228.60	$239.35	$225.59	$111.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.21)	(5.01)	(3.35)	(2.30)	(3.58)	(2.32)
Net gain (loss) on investments (realized and unrealized)	146.81	(46.56)	100.24	(8.45)	28.86	121.28
Total from investment operations	144.60	(51.57)	96.89	(10.75)	25.28	118.96
Less distributions from:
Net realized gains	—	(7.21)	—	—	(11.52)	(5.24)
Total distributions	—	(7.21)	—	—	(11.52)	(5.24)
Net asset value, end of period	$411.31	$266.71	$325.49	$228.60	$239.35	$225.59

Total Return[d]	54.22%	(16.21%)	42.38%	(4.49%)	10.51%	106.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,746	$1,176	$1,748	$1,246	$1,838	$2,987
Ratios to average net assets:
Net investment income (loss)	(1.34%)	(1.53%)	(1.31%)	(1.16%)	(1.48%)	(1.34%)
Total expenses	2.44%	2.44%	2.43%	2.39%	2.36%	2.44%
Net expenses[c]	2.39%	2.39%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	21%	95%	96%	147%	281%	163%

36 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$308.32	$372.36	$259.59	$269.75	$251.22	$123.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.13)	(2.97)	(1.56)	(.97)	(2.32)	(1.23)
Net gain (loss) on investments (realized and unrealized)	170.10	(53.86)	114.33	(9.19)	32.37	134.35
Total from investment operations	168.97	(56.83)	112.77	(10.16)	30.05	133.12
Less distributions from:
Net realized gains	—	(7.21)	—	—	(11.52)	(5.24)
Total distributions	—	(7.21)	—	—	(11.52)	(5.24)
Net asset value, end of period	$477.29	$308.32	$372.36	$259.59	$269.75	$251.22

Total Return	54.80%	(15.58%)	43.44%	(3.77%)	11.35%	108.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,180	$2,152	$2,798	$5,674	$2,051	$8,383
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.79%)	(0.56%)	(0.43%)	(0.85%)	(0.60%)
Total expenses	1.69%	1.69%	1.68%	1.64%	1.60%	1.67%
Net expenses[c]	1.64%	1.64%	1.65%	1.64%	1.60%	1.67%
Portfolio turnover rate	21%	95%	96%	147%	281%	163%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Oil & Gas - 60.7%
Exxon Mobil Corp.	11,323	$1,276,668
Chevron Corp.	6,390	992,303
ConocoPhillips	6,704	634,131
Marathon Petroleum Corp.	2,369	456,601
EOG Resources, Inc.	3,918	439,286
Valero Energy Corp.	2,580	439,271
Phillips 66	3,192	434,176
Equities Corp.	6,425	349,713
Occidental Petroleum Corp.	7,272	343,602
Diamondback Energy, Inc.	2,138	305,948
Expand Energy Corp.	2,864	304,271
Shell plc ADR	3,849	275,319
Devon Energy Corp.	7,793	273,223
BP plc ADR	7,683	264,756
Canadian Natural Resources Ltd.	7,826	250,119
Coterra Energy, Inc. — Class A	10,153	240,118
Petroleo Brasileiro S.A. - Petrobras ADR	18,536	234,666
Suncor Energy, Inc.	5,286	221,008
Viper Energy, Inc. — Class A	5,618	214,720
Cenovus Energy, Inc.	11,378	193,312
Antero Resources Corp.*	5,448	182,835
Ovintiv, Inc.	4,525	182,719
Range Resources Corp.	4,700	176,908
APA Corp.	7,281	176,783
Permian Resources Corp.	13,437	171,994
HF Sinclair Corp.	3,196	167,279
Equinor ASA ADR	6,539	159,421
Chord Energy Corp.	1,355	134,646
Weatherford International plc	1,962	134,260
Texas Pacific Land Corp.	141	131,643
Transocean Ltd.*	41,118	128,288
Matador Resources Co.	2,851	128,095
CNX Resources Corp.*	3,838	123,277
Magnolia Oil & Gas Corp. — Class A	5,114	122,071
Murphy Oil Corp.	4,208	119,549
California Resources Corp.	2,129	113,220
Noble Corporation plc	3,719	105,173
Civitas Resources, Inc.	3,110	101,075
Valaris Ltd.*	1,929	94,077
SM Energy Co.	3,752	93,687
PBF Energy, Inc. — Class A	3,092	93,286
Northern Oil & Gas, Inc.	3,530	87,544
Helmerich & Payne, Inc.	3,770	83,279
Comstock Resources, Inc.*	4,043	80,173
Patterson-UTI Energy, Inc.	14,953	77,457
Crescent Energy Co. — Class A	8,341	74,402
Vital Energy, Inc.*	2,475	41,803
Total Oil & Gas		11,428,155

Pipelines - 18.1%
Williams Companies, Inc.	8,286	524,918
Kinder Morgan, Inc.	15,359	434,813
Cheniere Energy, Inc.	1,733	407,220
ONEOK, Inc.	5,385	392,944
Targa Resources Corp.	2,072	347,143
Enbridge, Inc.	5,065	255,580
DT Midstream, Inc.	1,786	201,925
TC Energy Corp.	3,486	189,673
Golar LNG Ltd.	4,256	171,985
Venture Global, Inc. — Class A	11,612	164,774
Antero Midstream Corp.	7,758	150,816
Pembina Pipeline Corp.	3,365	136,148
New Fortress Energy, Inc.*	11,561	25,550
Total Pipelines		3,403,489

Oil & Gas Services - 8.3%
Baker Hughes Co.	8,405	409,492
Schlumberger N.V.	11,814	406,047
Halliburton Co.	10,828	266,369
TechnipFMC plc	4,712	185,888
NOV, Inc.	9,579	126,922
Liberty Energy, Inc. — Class A	6,830	84,282
Tidewater, Inc.*	1,553	82,822
Total Oil & Gas Services		1,561,822

Energy-Alternate Sources - 4.4%
First Solar, Inc.*	1,302	287,130
SolarEdge Technologies, Inc.*	5,668	209,716
Sunrun, Inc.*	6,905	119,387
Enphase Energy, Inc.*	3,372	119,335
Plug Power, Inc.*	23,322	54,340
Green Plains, Inc.*	4,650	40,874
Total Energy-Alternate Sources		830,782

Mining - 3.7%
Cameco Corp.	3,246	272,210
Uranium Energy Corp.*	13,959	186,213
Energy Fuels, Inc.*	7,659	117,566
Centrus Energy Corp. — Class A*	378	117,206
Total Mining		693,195

Coal - 1.3%
Core Natural Resources, Inc.	1,507	125,804
Peabody Energy Corp.	4,577	121,382
Total Coal		247,186

Transportation - 1.3%
Frontline plc	5,343	121,767
Scorpio Tankers, Inc.	2,023	113,389
Total Transportation		235,156

Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	3,649	130,525

Retail - 0.6%
Murphy USA, Inc.	293	113,760

Machinery-Diversified - 0.5%
Cactus, Inc. — Class A	2,523	99,583

Total Common Stocks
(Cost $9,273,546)		18,743,653

38 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
ENERGY FUND

	Shares	Value
MONEY MARKET FUND***,† - 0.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	105,604	$105,604
Total Money Market Fund
(Cost $105,604)		105,604

Total Investments - 100.2%
(Cost $9,379,150)		$18,849,257
Other Assets & Liabilities, net - (0.2)%		(31,634)
Total Net Assets - 100.0%		$18,817,623

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,743,653	$—	$—	$18,743,653
Money Market Fund	105,604	—	—	105,604
Total Assets	$18,849,257	$—	$—	$18,849,257

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $9,379,150)	$18,849,257
Cash	485
Receivables:
Fund shares sold	67,933
Dividends	16,843
Securities lending income	223
Total assets	18,934,741

Liabilities:
Payable for:
Fund shares redeemed	83,144
Management fees	12,049
Transfer agent fees	5,362
Distribution and service fees	2,036
Portfolio accounting and administration fees	1,453
Trustees’ fees*	177
Miscellaneous	12,897
Total liabilities	117,118
Net assets	$18,817,623

Net assets consist of:
Paid in capital	$21,857,241
Total distributable earnings (loss)	(3,039,618)
Net assets	$18,817,623

Investor Class:
Net assets	$11,857,504
Capital shares outstanding	44,412
Net asset value per share	$266.99

Class A:
Net assets	$4,125,140
Capital shares outstanding	17,021
Net asset value per share	$242.36
Maximum offering price per share (Net asset value divided by 95.25%)	$254.45

Class C:
Net assets	$1,074,912
Capital shares outstanding	5,431
Net asset value per share	$197.93

Class H:
Net assets	$1,760,067
Capital shares outstanding	7,533
Net asset value per share	$233.65

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $4,563)	$277,273
Interest	1,912
Income from securities lending, net	2,746
Total investment income	281,931

Expenses:
Management fees	74,139
Distribution and service fees:
Class A	4,772
Class C	5,814
Class H	1,726
Transfer agent fees	18,549
Portfolio accounting and administration fees	13,301
Registration fees	11,623
Professional fees	3,792
Trustees’ fees*	1,281
Custodian fees	1,232
Line of credit fees	12
Miscellaneous	2,485
Total expenses	138,726
Less:
Expenses reimbursed by Adviser	(4,361)
Net expenses	134,365
Net investment income	147,566

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	948,926
Net realized gain	948,926
Net change in unrealized appreciation (depreciation) on:
Investments	(172,859)
Net change in unrealized appreciation (depreciation)	(172,859)
Net realized and unrealized gain	776,067
Net increase in net assets resulting from operations	$923,633

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

40 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$147,566	$402,963
Net realized gain on investments	948,926	4,093,626
Net change in unrealized appreciation (depreciation) on investments	(172,859)	(6,928,450)
Net increase (decrease) in net assets resulting from operations	923,633	(2,431,861)

Distributions to shareholders:
Investor Class	—	(470,416)
Class A	—	(162,082)
Class C	—	(81,371)
Class H	—	(47,235)
Total distributions to shareholders	—	(761,104)

Capital share transactions:
Proceeds from sale of shares
Investor Class	81,754,627	158,246,066
Class A	1,027,046	2,433,008
Class C	94,968	390,123
Class H	1,280,129	1,848,361
Distributions reinvested
Investor Class	—	448,965
Class A	—	155,462
Class C	—	80,481
Class H	—	46,056
Cost of shares redeemed
Investor Class	(82,822,658)	(168,714,924)
Class A	(1,017,890)	(2,602,684)
Class C	(463,043)	(700,410)
Class H	(641,040)	(3,277,842)
Net decrease from capital share transactions	(787,861)	(11,647,338)
Net increase (decrease) in net assets	135,772	(14,840,303)

Net assets:
Beginning of period	18,681,851	33,522,154
End of period	$18,817,623	$18,681,851

Capital share activity:
Shares sold
Investor Class	338,966	591,109
Class A	4,600	9,965
Class C	524	1,880
Class H	5,938	7,487
Shares issued from reinvestment of distributions
Investor Class	—	1,742
Class A	—	663
Class C	—	418
Class H	—	204
Shares redeemed
Investor Class	(342,811)	(631,322)
Class A	(4,529)	(10,710)
Class C	(2,599)	(3,527)
Class H	(3,072)	(13,590)
Net decrease in shares	(2,983)	(45,681)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$254.72	$283.41	$246.39	$239.96	$152.94	$81.74
Income (loss) from investment operations:
Net investment income (loss)[b]	2.23	4.61	4.93	7.06	3.62	1.44
Net gain (loss) on investments (realized and unrealized)	10.04	(23.72)	38.98	6.01 [f]	84.29	72.59
Total from investment operations	12.27	(19.11)	43.91	13.07	87.91	74.03
Less distributions from:
Net investment income	—	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Total distributions	—	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Net asset value, end of period	$266.99	$254.72	$283.41	$246.39	$239.96	$152.94

Total Return	4.82%	(6.78%)	18.30%	5.34%	57.65%	91.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,858	$12,292	$24,579	$64,350	$57,612	$18,220
Ratios to average net assets:
Net investment income (loss)	1.82%	1.71%	1.91%	2.79%	1.99%	2.02%
Total expenses[c]	1.45%	1.43%	1.45%	1.39%	1.36%	1.42%
Net expenses[d]	1.40%	1.38%	1.41%	1.39%	1.36%	1.42%
Portfolio turnover rate	440%	534%	500%	363%	382%	939%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$231.50	$259.15	$226.42	$221.55	$141.62	$76.01
Income (loss) from investment operations:
Net investment income (loss)[b]	1.82	3.50	3.80	5.79	2.67	1.00
Net gain (loss) on investments (realized and unrealized)	9.04	(21.57)	35.82	5.72 [f]	78.15	67.44
Total from investment operations	10.86	(18.07)	39.62	11.51	80.82	68.44
Less distributions from:
Net investment income	—	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Total distributions	—	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Net asset value, end of period	$242.36	$231.50	$259.15	$226.42	$221.55	$141.62

Total Return[e]	4.69%	(7.01%)	18.02%	5.08%	57.25%	90.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,125	$3,924	$4,414	$4,726	$4,015	$2,214
Ratios to average net assets:
Net investment income (loss)	1.64%	1.43%	1.61%	2.48%	1.60%	1.60%
Total expenses[c]	1.70%	1.69%	1.68%	1.64%	1.61%	1.68%
Net expenses[d]	1.65%	1.64%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	440%	534%	500%	363%	382%	939%

42 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$189.78	$215.84	$191.16	$189.40	$122.07	$66.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.76	1.40	1.68	3.61	1.32	.56
Net gain (loss) on investments (realized and unrealized)	7.39	(17.88)	29.89	4.79 [f]	66.90	58.07
Total from investment operations	8.15	(16.48)	31.57	8.40	68.22	58.63
Less distributions from:
Net investment income	—	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Total distributions	—	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Net asset value, end of period	$197.93	$189.78	$215.84	$191.16	$189.40	$122.07

Total Return[e]	4.29%	(7.71%)	17.14%	4.29%	56.07%	89.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,075	$1,424	$1,885	$2,366	$1,640	$746
Ratios to average net assets:
Net investment income (loss)	0.84%	0.69%	0.84%	1.82%	0.91%	1.05%
Total expenses[c]	2.45%	2.44%	2.43%	2.39%	2.36%	2.44%
Net expenses[d]	2.40%	2.39%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	440%	534%	500%	363%	382%	939%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$223.15	$250.19	$218.83	$214.30	$137.02	$73.61
Income (loss) from investment operations:
Net investment income (loss)[b]	1.70	3.79	2.97	5.41	2.80	1.06
Net gain (loss) on investments (realized and unrealized)	8.80	(21.25)	35.28	5.76 [f]	75.37	65.18
Total from investment operations	10.50	(17.46)	38.25	11.17	78.17	66.24
Less distributions from:
Net investment income	—	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Total distributions	—	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Net asset value, end of period	$233.65	$223.15	$250.19	$218.83	$214.30	$137.02

Total Return	4.71%	(7.01%)	18.02%	5.08%	57.25%	90.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,760	$1,041	$2,643	$1,227	$2,079	$1,578
Ratios to average net assets:
Net investment income (loss)	1.56%	1.58%	1.28%	2.40%	1.73%	1.60%
Total expenses[c]	1.68%	1.67%	1.68%	1.65%	1.61%	1.68%
Net expenses[d]	1.63%	1.62%	1.65%	1.65%	1.61%	1.68%
Portfolio turnover rate	440%	534%	500%	363%	382%	939%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

44 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 100.0%

Oil & Gas Services - 71.9%
Baker Hughes Co.	11,433	$557,016
Schlumberger N.V.	16,069	552,292
Halliburton Co.	14,727	362,284
TechnipFMC plc	4,678	184,547
Archrock, Inc.	6,563	172,673
NOV, Inc.	13,029	172,634
Solaris Energy Infrastructure, Inc. — Class A	3,562	142,373
Kodiak Gas Services, Inc.	3,511	129,802
Oceaneering International, Inc.*	4,945	122,537
Liberty Energy, Inc. — Class A	9,291	114,651
Tidewater, Inc.*	2,113	112,686
Select Water Solutions, Inc. — Class A	9,388	100,358
Aris Water Solutions, Inc. — Class A	3,779	93,190
Expro Group Holdings N.V.*	7,045	83,695
Helix Energy Solutions Group, Inc.*	11,549	75,761
Atlas Energy Solutions, Inc.	6,412	72,904
RPC, Inc.	11,567	55,059
ProPetro Holding Corp.*	10,490	54,968
ProFrac Holding Corp. — Class A*	5,009	18,533
Total Oil & Gas Services		3,177,963

Oil & Gas - 22.0%
Weatherford International plc	2,669	182,640
Noble Corporation plc	5,057	143,012
Valaris Ltd.*	2,624	127,972
Helmerich & Payne, Inc.	5,127	113,255
Patterson-UTI Energy, Inc.	20,339	105,356
Seadrill Ltd.*	3,257	98,394
Transocean Ltd.*	31,246	97,488
Borr Drilling Ltd.*	23,861	64,186
Nabors Industries Ltd.*	966	39,480
Total Oil & Gas		971,783

Machinery-Diversified - 3.1%
Cactus, Inc. — Class A	3,432	135,461

Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	3,732	133,493

Total Common Stocks
(Cost $2,258,340)		4,418,700

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.2%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$5,633	5,633
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	4,053	4,053
Total Repurchase Agreements
(Cost $9,686)		9,686

Total Investments - 100.2%
(Cost $2,268,026)		$4,428,386
Other Assets & Liabilities, net - (0.2)%		(9,174)
Total Net Assets - 100.0%		$4,419,212

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,418,700	$—	$—	$4,418,700
Repurchase Agreements	—	9,686	—	9,686
Total Assets	$4,418,700	$9,686	$—	$4,428,386

46 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $2,258,340)	$4,418,700
Repurchase agreements, at value (cost $9,686)	9,686
Receivables:
Dividends	5,660
Securities lending income	15
Fund shares sold	6
Interest	1
Total assets	4,434,068

Liabilities:
Payable for:
Fund shares redeemed	6,258
Management fees	2,949
Transfer agent fees	1,409
Printing fees	801
Professional fees	734
Distribution and service fees	395
Portfolio accounting and administration fees	356
Trustees’ fees*	47
Miscellaneous	1,907
Total liabilities	14,856
Net assets	$4,419,212

Net assets consist of:
Paid in capital	$41,439,608
Total distributable earnings (loss)	(37,020,396)
Net assets	$4,419,212

Investor Class:
Net assets	$3,202,406
Capital shares outstanding	15,249
Net asset value per share	$210.01

Class A:
Net assets	$711,136
Capital shares outstanding	3,680
Net asset value per share	$193.24
Maximum offering price per share (Net asset value divided by 95.25%)	$202.88

Class C:
Net assets	$255,481
Capital shares outstanding	1,568
Net asset value per share	$162.93

Class H:
Net assets	$250,189
Capital shares outstanding	1,336
Net asset value per share	$187.27

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $174)	$60,030
Interest	618
Income from securities lending, net	815
Total investment income	61,463

Expenses:
Management fees	19,422
Distribution and service fees:
Class A	884
Class C	1,327
Class H	275
Transfer agent fees	4,919
Portfolio accounting fees	3,484
Registration fees	1,498
Professional fees	1,196
Trustees’ fees*	398
Custodian fees	329
Line of credit fees	21
Miscellaneous	1,902
Total expenses	35,655
Less:
Expenses reimbursed by Adviser	(1,142)
Net expenses	34,513
Net investment income	26,950

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	157,889
Net realized gain	157,889
Net change in unrealized appreciation (depreciation) on:
Investments	(236,988)
Net change in unrealized appreciation (depreciation)	(236,988)
Net realized and unrealized loss	(79,099)
Net decrease in net assets resulting from operations	$(52,149)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$26,950	$31,185
Net realized gain on investments	157,889	2,346,310
Net change in unrealized appreciation (depreciation) on investments	(236,988)	(4,159,427)
Net decrease in net assets resulting from operations	(52,149)	(1,781,932)

Capital share transactions:
Proceeds from sale of shares
Investor Class	14,055,875	42,268,472
Class A	446,111	1,336,902
Class C	41,431	156,340
Class H	43,932	73,711
Cost of shares redeemed
Investor Class	(14,428,678)	(49,464,550)
Class A	(498,896)	(1,629,942)
Class C	(94,946)	(301,464)
Class H	(23,814)	(560,637)
Net decrease from capital share transactions	(458,985)	(8,121,168)
Net decrease in net assets	(511,134)	(9,903,100)

Net assets:
Beginning of period	4,930,346	14,833,446
End of period	$4,419,212	$4,930,346

Capital share activity:
Shares sold
Investor Class	73,462	177,670
Class A	2,561	6,049
Class C	279	820
Class H	263	354
Shares redeemed
Investor Class	(75,418)	(205,584)
Class A	(2,862)	(7,316)
Class C	(638)	(1,599)
Class H	(138)	(2,736)
Net decrease in shares	(2,491)	(32,342)

48 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$210.20	$268.17	$213.90	$231.88	$169.20	$75.50
Income (loss) from investment operations:
Net investment income (loss)[b]	1.20	1.18	.15	(.56)	(.63)	.20
Net gain (loss) on investments (realized and unrealized)	(1.39)	(59.15)	54.12	(17.42)	63.81	95.34
Total from investment operations	(.19)	(57.97)	54.27	(17.98)	63.18	95.54
Less distributions from:
Net investment income	—	—	—	—	(.50)	(1.84)
Total distributions	—	—	—	—	(.50)	(1.84)
Net asset value, end of period	$210.01	$210.20	$268.17	$213.90	$231.88	$169.20

Total Return	(0.09%)	(21.62%)	25.37%	(7.75%)	37.44%	127.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,202	$3,616	$12,100	$32,626	$9,376	$4,703
Ratios to average net assets:
Net investment income (loss)	1.27%	0.48%	0.06%	(0.26%)	(0.35%)	0.82%
Total expenses	1.45%	1.43%	1.45%	1.39%	1.36%	1.42%
Net expenses[c]	1.40%	1.38%	1.42%	1.39%	1.36%	1.42%
Portfolio turnover rate	291%	431%	296%	242%	290%	770%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$193.67	$247.69	$198.04	$215.25	$157.49	$70.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.97	.61	(.38)	(1.16)	(1.04)	.19
Net gain (loss) on investments (realized and unrealized)	(1.40)	(54.63)	50.03	(16.05)	59.30	88.63
Total from investment operations	(.43)	(54.02)	49.65	(17.21)	58.26	88.82
Less distributions from:
Net investment income	—	—	—	—	(.50)	(1.84)
Total distributions	—	—	—	—	(.50)	(1.84)
Net asset value, end of period	$193.24	$193.67	$247.69	$198.04	$215.25	$157.49

Total Return[d]	(0.22%)	(21.81%)	25.07%	(8.00%)	37.09%	126.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$711	$771	$1,300	$1,334	$1,036	$676
Ratios to average net assets:
Net investment income (loss)	1.11%	0.28%	(0.17%)	(0.58%)	(0.61%)	0.87%
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.68%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	291%	431%	296%	242%	290%	770%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$163.84	$211.16	$170.13	$186.29	$137.36	$62.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	(.92)	(1.79)	(2.20)	(2.02)	(.01)
Net gain (loss) on investments (realized and unrealized)	(1.16)	(46.40)	42.82	(13.96)	51.45	77.13
Total from investment operations	(.91)	(47.32)	41.03	(16.16)	49.43	77.12
Less distributions from:
Net investment income	—	—	—	—	(.50)	(1.84)
Total distributions	—	—	—	—	(.50)	(1.84)
Net asset value, end of period	$162.93	$163.84	$211.16	$170.13	$186.29	$137.36

Total Return[d]	(0.56%)	(22.40%)	24.12%	(8.67%)	36.07%	124.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$255	$316	$571	$981	$814	$479
Ratios to average net assets:
Net investment income (loss)	0.34%	(0.48%)	(0.95%)	(1.27%)	(1.37%)	(0.03%)
Total expenses	2.45%	2.44%	2.43%	2.40%	2.36%	2.43%
Net expenses[c]	2.40%	2.39%	2.40%	2.40%	2.36%	2.43%
Portfolio turnover rate	291%	431%	296%	242%	290%	770%

50 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$187.60	$240.05	$191.93	$208.59	$152.63	$68.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.92	.57	(.49)	(1.52)	(.75)	.02
Net gain (loss) on investments (realized and unrealized)	(1.25)	(53.02)	48.61	(15.14)	57.21	86.08
Total from investment operations	(.33)	(52.45)	48.12	(16.66)	56.46	86.10
Less distributions from:
Net investment income	—	—	—	—	(.50)	(1.84)
Total distributions	—	—	—	—	(.50)	(1.84)
Net asset value, end of period	$187.27	$187.60	$240.05	$191.93	$208.59	$152.63

Total Return	(0.18%)	(21.85%)	25.07%	(7.99%)	37.09%	126.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$250	$227	$863	$1,082	$11,057	$689
Ratios to average net assets:
Net investment income (loss)	1.08%	0.26%	(0.23%)	(0.76%)	(0.43%)	0.11%
Total expenses	1.70%	1.68%	1.68%	1.65%	1.62%	1.68%
Net expenses[c]	1.65%	1.63%	1.65%	1.65%	1.62%	1.68%
Portfolio turnover rate	291%	431%	296%	242%	290%	770%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.0%

Banks - 26.2%
JPMorgan Chase & Co.	1,290	$406,905
Bank of America Corp.	5,006	258,259
Wells Fargo & Co.	2,720	227,990
Goldman Sachs Group, Inc.	272	216,607
Morgan Stanley	1,197	190,275
Citigroup, Inc.	1,861	188,891
Bank of New York Mellon Corp.	1,115	121,490
PNC Financial Services Group, Inc.	604	121,362
NU Holdings Limited/Cayman Islands — Class A*	7,364	117,898
U.S. Bancorp	2,434	117,635
Truist Financial Corp.	2,311	105,659
Toronto-Dominion Bank	1,166	93,222
Royal Bank of Canada	615	90,602
Popular, Inc.	706	89,669
Bank of Nova Scotia	1,383	89,411
ICICI Bank Ltd. ADR	2,934	88,695
HDFC Bank Ltd. ADR	2,564	87,586
State Street Corp.	662	76,799
M&T Bank Corp.	385	76,084
Fifth Third Bancorp	1,662	74,042
Northern Trust Corp.	511	68,781
Huntington Bancshares, Inc.	3,908	67,491
Regions Financial Corp.	2,495	65,793
Citizens Financial Group, Inc.	1,216	64,642
KeyCorp	3,294	61,565
East West Bancorp, Inc.	484	51,522
First Horizon Corp.	2,037	46,057
Western Alliance Bancorporation	468	40,585
Comerica, Inc.	588	40,290
Zions Bancorp North America	686	38,814
UMB Financial Corp.	327	38,700
Commerce Bancshares, Inc.	637	38,067
Old National Bancorp	1,710	37,534
Columbia Banking System, Inc.	1,458	37,529
Pinnacle Financial Partners, Inc.	383	35,922
Bank OZK	621	31,659
Wintrust Financial Corp.	235	31,123
Valley National Bancorp	2,888	30,613
First Citizens BancShares, Inc. — Class A	11	19,681
Total Banks		3,685,449

Diversified Financial Services - 23.9%
Visa, Inc. — Class A	1,033	352,646
Mastercard, Inc. — Class A	511	290,662
Charles Schwab Corp.	1,864	177,956
American Express Co.	530	176,045
Blackrock, Inc.	140	163,222
Capital One Financial Corp.	726	154,333
Interactive Brokers Group, Inc. — Class A	2,201	151,451
CME Group, Inc. — Class A	508	137,257
Intercontinental Exchange, Inc.	774	130,404
Coinbase Global, Inc. — Class A*	385	129,934
Apollo Global Management, Inc.	738	98,353
XP, Inc. — Class A	5,027	94,457
Ares Management Corp. — Class A	560	89,538
Nasdaq, Inc.	996	88,096
Rocket Companies, Inc. — Class A	4,229	81,958
Ameriprise Financial, Inc.	163	80,074
Raymond James Financial, Inc.	438	75,599
SoFi Technologies, Inc.*	2,852	75,350
Cboe Global Markets, Inc.	289	70,877
Synchrony Financial	951	67,569
Blue Owl Capital, Inc.	3,894	65,925
Tradeweb Markets, Inc. — Class A	584	64,812
T. Rowe Price Group, Inc.	624	64,047
TPG, Inc.	1,006	57,795
LPL Financial Holdings, Inc.	164	54,561
Invesco Ltd.	1,903	43,655
Ally Financial, Inc.	1,100	43,120
Jefferies Financial Group, Inc.	639	41,803
SEI Investments Co.	492	41,746
Mr Cooper Group, Inc.	175	36,888
Franklin Resources, Inc.	1,511	34,949
SLM Corp.	1,125	31,140
Virtu Financial, Inc. — Class A	869	30,849
Hamilton Lane, Inc. — Class A	201	27,093
Upstart Holdings, Inc.*	505	25,654
Total Diversified Financial Services		3,349,818

REITs - 17.8%
Welltower, Inc.	867	154,447
Prologis, Inc.	1,226	140,402
American Tower Corp. — Class A	666	128,085
Digital Realty Trust, Inc.	612	105,803
Simon Property Group, Inc.	560	105,095
Equinix, Inc.	133	104,171
Realty Income Corp.	1,683	102,310
Public Storage	315	90,988
Crown Castle, Inc.	922	88,964
VICI Properties, Inc.	2,465	80,384
Ventas, Inc.	1,110	77,689
Iron Mountain, Inc.	744	75,843
Extra Space Storage, Inc.	512	72,161
AvalonBay Communities, Inc.	365	70,507
Equity Residential	1,016	65,766
SBA Communications Corp.	313	60,519
Weyerhaeuser Co.	2,265	56,149
Invitation Homes, Inc.	1,866	54,730
Mid-America Apartment Communities, Inc.	388	54,215
Sun Communities, Inc.	417	53,793
Kimco Realty Corp.	2,358	51,522
Alexandria Real Estate Equities, Inc.	615	51,254
Healthpeak Properties, Inc.	2,675	51,226
Regency Centers Corp.	697	50,811
Gaming and Leisure Properties, Inc.	1,027	47,868
Annaly Capital Management, Inc.	2,338	47,251
UDR, Inc.	1,256	46,799
Lamar Advertising Co. — Class A	382	46,764
BXP, Inc.	615	45,719
Host Hotels & Resorts, Inc.	2,686	45,716

52 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
FINANCIAL SERVICES FUND

	Shares	Value
Camden Property Trust	420	$44,848
Equity LifeStyle Properties, Inc.	728	44,190
American Homes 4 Rent — Class A	1,313	43,657
AGNC Investment Corp.	4,386	42,939
Rexford Industrial Realty, Inc.	1,003	41,233
Sabra Health Care REIT, Inc.	1,522	28,370
Lineage, Inc.	563	21,754
Total REITs		2,493,942

Insurance - 17.5%
Berkshire Hathaway, Inc. — Class B*	891	447,941
Progressive Corp.	665	164,222
Marsh & McLennan Companies, Inc.	669	134,824
Arthur J Gallagher & Co.	396	122,657
Willis Towers Watson plc	347	119,871
Arch Capital Group Ltd.	1,236	112,142
Aon plc — Class A	301	107,331
Chubb Ltd.	379	106,973
Travelers Companies, Inc.	383	106,941
Aflac, Inc.	956	106,785
Allstate Corp.	489	104,964
MetLife, Inc.	1,134	93,408
American International Group, Inc.	1,147	90,085
Hartford Insurance Group, Inc.	627	83,636
Prudential Financial, Inc.	784	81,332
Brown & Brown, Inc.	748	70,155
Everest Group Ltd.	195	68,295
Cincinnati Financial Corp.	424	67,034
W R Berkley Corp.	847	64,897
Principal Financial Group, Inc.	704	58,369
Equitable Holdings, Inc.	1,014	51,491
Corebridge Financial, Inc.	1,218	39,037
Selective Insurance Group, Inc.	373	30,239
Erie Indemnity Co. — Class A	65	20,680
Total Insurance		2,453,309

Commercial Services - 6.4%
S&P Global, Inc.	321	156,234
Moody’s Corp.	232	110,543
PayPal Holdings, Inc.*	1,617	108,436
StoneCo Ltd. — Class A*	4,856	91,827
Block, Inc. — Class A*	1,235	89,254
Affirm Holdings, Inc.*	839	61,314
Global Payments, Inc.	719	59,735
Toast, Inc. — Class A*	1,591	58,088
Corpay, Inc.*	153	44,073
Shift4 Payments, Inc. — Class A*	430	33,282
MarketAxess Holdings, Inc.	188	32,759
Morningstar, Inc.	133	30,857
Remitly Global, Inc.*	1,314	21,418
Total Commercial Services		897,820

Private Equity - 3.2%
Blackstone, Inc. — Class A	1,105	188,789
KKR & Company, Inc. — Class A	925	120,204
Brookfield Corp.	1,284	88,057
Carlyle Group, Inc.	847	53,107
Total Private Equity		450,157

Software - 2.3%
Fiserv, Inc.*	859	110,751
MSCI, Inc. — Class A	153	86,814
Fidelity National Information Services, Inc.	1,192	78,600
Jack Henry & Associates, Inc.	290	43,190
Total Software		319,355

Internet - 1.2%
Robinhood Markets, Inc. — Class A*	1,187	169,954

Investment Companies - 0.3%
Ares Capital Corp.	2,433	49,657

Healthcare-Services - 0.2%
Oscar Health, Inc. — Class A*	1,538	29,114

Total Common Stocks
(Cost $10,039,833)		13,898,575

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A.
ADR	12,042	88,388
Total Preferred Stocks
(Cost $61,284)		88,388

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.2%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$12,843	12,843
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	9,241	9,241
Total Repurchase Agreements
(Cost $22,084)		22,084

Total Investments - 99.8%
(Cost $10,123,201)		$14,009,047
Other Assets & Liabilities, net - 0.2%		21,175
Total Net Assets - 100.0%		$14,030,222

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
FINANCIAL SERVICES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,898,575	$—	$—	$13,898,575
Preferred Stocks	88,388	—	—	88,388
Repurchase Agreements	—	22,084	—	22,084
Total Assets	$13,986,963	$22,084	$—	$14,009,047

54 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $10,101,117)	$13,986,963
Repurchase agreements, at value (cost $22,084)	22,084
Cash	61,722
Receivables:
Dividends	20,067
Fund shares sold	1,199
Foreign tax reclaims	299
Securities lending income	3
Interest	3
Total assets	14,092,340

Liabilities:
Payable for:
Fund shares redeemed	28,991
Management fees	10,012
Transfer agent fees	6,136
Professional fees	2,471
Portfolio accounting and administration fees	1,207
Distribution and service fees	1,205
Trustees’ fees*	199
Miscellaneous	11,897
Total liabilities	62,118
Net assets	$14,030,222

Net assets consist of:
Paid in capital	$9,737,458
Total distributable earnings (loss)	4,292,764
Net assets	$14,030,222

Investor Class:
Net assets	$9,863,559
Capital shares outstanding	92,166
Net asset value per share	$107.02

Class A:
Net assets	$2,903,171
Capital shares outstanding	30,160
Net asset value per share	$96.26
Maximum offering price per share (Net asset value divided by 95.25%)	$101.06

Class C:
Net assets	$606,815
Capital shares outstanding	7,946
Net asset value per share	$76.37

Class H:
Net assets	$656,677
Capital shares outstanding	7,106
Net asset value per share	$92.41

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $2,036)	$244,254
Interest	2,738
Income from securities lending, net	186
Total investment income	247,178

Expenses:
Management fees	95,026
Distribution and service fees:
Class A	3,619
Class C	3,161
Class H	789
Transfer agent fees	25,470
Portfolio accounting and administration fees	17,048
Registration fees	16,916
Professional fees	1,951
Trustees’ fees*	1,904
Custodian fees	1,585
Miscellaneous	4,583
Total expenses	172,052
Less:
Expenses reimbursed by Adviser	(5,590)
Net expenses	166,462
Net investment income	80,716

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,258,980
Net realized gain	3,258,980
Net change in unrealized appreciation (depreciation) on:
Investments	(595,945)
Net change in unrealized appreciation (depreciation)	(595,945)
Net realized and unrealized gain	2,663,035
Net increase in net assets resulting from operations	$2,743,751

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$80,716	$150,576
Net realized gain on investments	3,258,980	1,008,949
Net change in unrealized appreciation (depreciation) on investments	(595,945)	(336,174)
Net increase in net assets resulting from operations	2,743,751	823,351

Distributions to shareholders:
Investor Class	—	(120,954)
Class A	—	(20,403)
Class C	—	(7,575)
Class H	—	(3,992)
Total distributions to shareholders	—	(152,924)

Capital share transactions:
Proceeds from sale of shares
Investor Class	32,977,424	64,301,723
Class A	587,969	2,139,664
Class C	117,731	363,490
Class H	198,878	539,650
Distributions reinvested
Investor Class	—	118,066
Class A	—	19,992
Class C	—	7,527
Class H	—	3,985
Cost of shares redeemed
Investor Class	(51,736,292)	(71,527,406)
Class A	(869,952)	(1,442,455)
Class C	(266,269)	(554,541)
Class H	(239,641)	(304,344)
Net decrease from capital share transactions	(19,230,152)	(6,334,649)
Net decrease in net assets	(16,486,401)	(5,664,222)

Net assets:
Beginning of period	30,516,623	36,180,845
End of period	$14,030,222	$30,516,623

Capital share activity:
Shares sold
Investor Class	322,786	685,969
Class A	6,421	24,965
Class C	1,590	5,092
Class H	2,209	6,726
Shares issued from reinvestment of distributions
Investor Class	—	1,182
Class A	—	222
Class C	—	105
Class H	—	46
Shares redeemed
Investor Class	(502,997)	(802,699)
Class A	(9,478)	(17,767)
Class C	(3,676)	(8,332)
Class H	(2,762)	(3,956)
Net decrease in shares	(185,907)	(108,447)

56 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$96.54	$85.13	$66.11	$101.95	$88.84	$54.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.76	.86	.87	.64	.88
Net gain (loss) on investments (realized and unrealized)	10.09	11.38	18.16	(19.17)	13.35	33.16
Total from investment operations	10.48	12.14	19.02	(18.30)	13.99	34.04
Less distributions from:
Net investment income	—	(.73)	—	(2.30)	(.34)	—
Net realized gains	—	—	—	(15.24)	(.54)	—
Total distributions	—	(.73)	—	(17.54)	(.88)	—
Net asset value, end of period	$107.02	$96.54	$85.13	$66.11	$101.95	$88.84

Total Return	10.86%	14.23%	28.77%	(18.35%)	15.72%	62.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,864	$26,295	$33,024	$4,269	$32,004	$32,328
Ratios to average net assets:
Net investment income (loss)	0.79%	0.81%	1.12%	1.00%	0.63%	1.19%
Total expenses	1.48%	1.45%	1.43%	1.40%	1.36%	1.41%
Net expenses[c]	1.43%	1.40%	1.39%	1.40%	1.36%	1.41%
Portfolio turnover rate	132%	299%	119%	177%	406%	246%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$86.95	$76.92	$59.89	$94.54	$82.65	$51.10
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.49	.63	.76	.36	.55
Net gain (loss) on investments (realized and unrealized)	9.07	10.26	16.40	(17.87)	12.41	31.00
Total from investment operations	9.31	10.75	17.03	(17.11)	12.77	31.55
Less distributions from:
Net investment income	—	(.72)	—	(2.30)	(.34)	—
Net realized gains	—	—	—	(15.24)	(.54)	—
Total distributions	—	(.72)	—	(17.54)	(.88)	—
Net asset value, end of period	$96.26	$86.95	$76.92	$59.89	$94.54	$82.65

Total Return[d]	10.71%	13.96%	28.44%	(18.56%)	15.42%	61.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,903	$2,888	$1,984	$1,576	$3,276	$2,780
Ratios to average net assets:
Net investment income (loss)	0.53%	0.59%	0.96%	0.97%	0.39%	0.86%
Total expenses	1.70%	1.69%	1.69%	1.64%	1.61%	1.70%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.70%
Portfolio turnover rate	132%	299%	119%	177%	406%	246%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$69.24	$61.84	$48.51	$81.13	$71.57	$44.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.13)	.11	.15	(.28)	(.03)
Net gain (loss) on investments (realized and unrealized)	7.21	8.26	13.22	(15.23)	10.72	27.01
Total from investment operations	7.13	8.13	13.33	(15.08)	10.44	26.98
Less distributions from:
Net investment income	—	(.73)	—	(2.30)	(.34)	—
Net realized gains	—	—	—	(15.24)	(.54)	—
Total distributions	—	(.73)	—	(17.54)	(.88)	—
Net asset value, end of period	$76.37	$69.24	$61.84	$48.51	$81.13	$71.57

Total Return[d]	10.30%	13.10%	27.48%	(19.17%)	14.55%	60.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$607	$695	$814	$829	$1,216	$1,036
Ratios to average net assets:
Net investment income (loss)	(0.21%)	(0.20%)	0.20%	0.24%	(0.35%)	(0.06%)
Total expenses	2.45%	2.44%	2.44%	2.40%	2.36%	2.43%
Net expenses[c]	2.40%	2.39%	2.40%	2.40%	2.36%	2.43%
Portfolio turnover rate	132%	299%	119%	177%	406%	246%

58 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$83.47	$73.87	$57.51	$91.63	$80.10	$49.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.48	.59	(.06)	.41	.68
Net gain (loss) on investments (realized and unrealized)	8.69	9.85	15.77	(16.52)	12.00	29.89
Total from investment operations	8.94	10.33	16.36	(16.58)	12.41	30.57
Less distributions from:
Net investment income	—	(.73)	—	(2.30)	(.34)	—
Net realized gains	—	—	—	(15.24)	(.54)	—
Total distributions	—	(.73)	—	(17.54)	(.88)	—
Net asset value, end of period	$92.41	$83.47	$73.87	$57.51	$91.63	$80.10

Total Return	10.71%	13.95%	28.45%	(18.56%)	15.47%	61.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$657	$639	$358	$374	$12,923	$3,250
Ratios to average net assets:
Net investment income (loss)	0.56%	0.60%	0.95%	(0.08%)	0.45%	1.07%
Total expenses	1.70%	1.70%	1.68%	1.66%	1.61%	1.69%
Net expenses[c]	1.65%	1.65%	1.65%	1.66%	1.61%	1.69%
Portfolio turnover rate	132%	299%	119%	177%	406%	246%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Pharmaceuticals - 32.4%
Eli Lilly & Co.	1,178	$898,814
Johnson & Johnson	4,064	753,547
AbbVie, Inc.	3,094	716,385
Merck & Company, Inc.	5,994	503,076
Pfizer, Inc.	16,741	426,561
McKesson Corp.	455	351,506
CVS Health Corp.	4,541	342,346
Bristol-Myers Squibb Co.	7,271	327,922
Cencora, Inc. — Class A	865	270,338
Zoetis, Inc.	1,824	266,888
Becton Dickinson & Co.	1,359	254,364
AstraZeneca plc ADR	3,108	238,446
Novo Nordisk A/S ADR	4,074	226,066
Cardinal Health, Inc.	1,378	216,291
Jazz Pharmaceuticals plc*	1,403	184,915
GSK plc ADR	4,274	184,466
Teva Pharmaceutical Industries Ltd. ADR*	8,863	179,033
Alkermes plc*	5,693	170,790
Dexcom, Inc.*	2,528	170,109
Novartis AG ADR	1,307	167,610
Neurocrine Biosciences, Inc.*	915	128,448
Viatris, Inc.	11,986	118,661
Corcept Therapeutics, Inc.*	1,205	100,147
Henry Schein, Inc.*	1,343	89,135
Vaxcyte, Inc.*	2,165	77,983
Option Care Health, Inc.*	2,574	71,454
Madrigal Pharmaceuticals, Inc.*	133	61,002
Total Pharmaceuticals		7,496,303

Healthcare-Products - 28.4%
Abbott Laboratories	3,959	530,269
Thermo Fisher Scientific, Inc.	964	467,559
Intuitive Surgical, Inc.*	980	438,285
Boston Scientific Corp.*	4,214	411,413
Danaher Corp.	2,026	401,675
Stryker Corp.	1,049	387,784
Medtronic plc	2,972	283,053
IDEXX Laboratories, Inc.*	389	248,528
Edwards Lifesciences Corp.*	3,052	237,354
ResMed, Inc.	805	220,353
Agilent Technologies, Inc.	1,647	211,393
GE HealthCare Technologies, Inc.	2,625	197,138
STERIS plc	685	169,496
Insulet Corp.*	506	156,217
Natera, Inc.*	955	153,726
West Pharmaceutical Services, Inc.	573	150,315
Zimmer Biomet Holdings, Inc.	1,523	150,016
Waters Corp.*	485	145,408
Hologic, Inc.*	2,015	135,992
Cooper Companies, Inc.*	1,886	129,304
Baxter International, Inc.	5,044	114,852
Exact Sciences Corp.*	2,006	109,748
Bio-Techne Corp.	1,856	103,249
Guardant Health, Inc.*	1,617	101,030
Repligen Corp.*	745	99,584
Align Technology, Inc.*	791	99,049
Avantor, Inc.*	7,915	98,779
Masimo Corp.*	649	95,760
Tempus AI, Inc.*	1,146	92,494
Merit Medical Systems, Inc.*	886	73,742
Bruker Corp.	1,951	63,388
Lantheus Holdings, Inc.*	1,198	61,445
TransMedics Group, Inc.*	536	60,139
Dentsply Sirona, Inc.	4,163	52,829
Twist Bioscience Corp.*	1,642	46,206
PROCEPT BioRobotics Corp.*	1,272	45,398
Tandem Diabetes Care, Inc.*	2,523	30,629
Total Healthcare-Products		6,573,599

Biotechnology - 21.8%
Amgen, Inc.	1,527	430,919
Gilead Sciences, Inc.	3,577	397,047
Vertex Pharmaceuticals, Inc.*	886	346,993
Alnylam Pharmaceuticals, Inc.*	589	268,584
Regeneron Pharmaceuticals, Inc.	472	265,391
BeOne Medicines Ltd. ADR*	616	209,871
Insmed, Inc.*	1,339	192,829
CRISPR Therapeutics AG*	2,809	182,051
Argenx SE ADR*	237	174,802
Biogen, Inc.*	1,083	151,707
BioNTech SE ADR*	1,527	150,593
United Therapeutics Corp.*	343	143,789
Royalty Pharma plc — Class A	4,074	143,731
Incyte Corp.*	1,530	129,759
Illumina, Inc.*	1,341	127,355
Exelixis, Inc.*	2,820	116,466
Ionis Pharmaceuticals, Inc.*	1,732	113,307
BioMarin Pharmaceutical, Inc.*	2,031	109,999
Bridgebio Pharma, Inc.*	2,008	104,296
Moderna, Inc.*	4,037	104,276
Halozyme Therapeutics, Inc.*	1,348	98,862
Revolution Medicines, Inc.*	2,015	94,101
Cytokinetics, Inc.*	1,645	90,409
Roivant Sciences Ltd.*	5,918	89,539
Avidity Biosciences, Inc.*	2,047	89,188
Legend Biotech Corp. ADR*	2,581	84,166
TG Therapeutics, Inc.*	2,328	84,099
Axsome Therapeutics, Inc.*	649	78,821
Crinetics Pharmaceuticals, Inc.*	1,879	78,260
ADMA Biologics, Inc.*	4,177	61,235
Viking Therapeutics, Inc.*	2,305	60,575
Soleno Therapeutics, Inc.*	828	55,973
Apellis Pharmaceuticals, Inc.*	2,342	53,000
Sarepta Therapeutics, Inc.*	2,491	48,002
Krystal Biotech, Inc.*	267	47,134
Novavax, Inc.*	4,732	41,026
Iovance Biotherapeutics, Inc.*	9,833	21,338
Total Biotechnology		5,039,493

60 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
HEALTH CARE FUND

	Shares	Value
Healthcare-Services - 15.0%
UnitedHealth Group, Inc.	1,760	$607,728
Elevance Health, Inc.	932	301,148
Cigna Group	1,035	298,339
HCA Healthcare, Inc.	699	297,914
ICON plc*	1,171	204,925
IQVIA Holdings, Inc.*	1,019	193,549
Humana, Inc.	720	187,322
Labcorp Holdings, Inc.	598	171,662
Quest Diagnostics, Inc.	860	163,899
Tenet Healthcare Corp.*	743	150,859
Centene Corp.*	4,032	143,862
Universal Health Services, Inc. — Class B	621	126,957
Molina Healthcare, Inc.*	580	110,989
Ensign Group, Inc.	639	110,400
HealthEquity, Inc.*	1,060	100,456
Charles River Laboratories International, Inc.*	603	94,345
Medpace Holdings, Inc.*	156	80,209
DaVita, Inc.*	573	76,134
Acadia Healthcare Company, Inc.*	2,169	53,704
Total Healthcare-Services		3,474,401

Software - 1.4%
Veeva Systems, Inc. — Class A*	805	239,818
Waystar Holding Corp.*	1,806	68,483
Total Software		308,301

Internet - 0.5%
Hims & Hers Health, Inc.*	2,036	115,482

Total Common Stocks
(Cost $14,726,078)		23,007,579

RIGHTS†† - 0.0%
Pharmaceuticals - 0.0%
Sanofi SA
Expires 06/30/32	630	—
Johnson & Johnson†††
Expires 12/31/29	752	—
Total Pharmaceuticals		—

Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$83,274	83,274
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	59,921	59,921
Total Repurchase Agreements
(Cost $143,195)		143,195

Total Investments - 100.1%
(Cost $14,869,273)		$23,150,774
Other Assets & Liabilities, net - (0.1)%		(18,756)
Total Net Assets - 100.0%		$23,132,018

*	Non-income producing security.
†	Value determined based on Level 1 inputs— See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs— See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$23,007,579	$—		$—		$23,007,579
Rights	—	—	*	—	*	—
Repurchase Agreements	—	143,195		—		143,195
Total Assets	$23,007,579	$143,195		$—		$23,150,774

*	Security has a market value of $0.

62 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $14,726,078)	$23,007,579
Repurchase agreements, at value (cost $143,195)	143,195
Receivables:
Securities sold	1,376,926
Fund shares sold	396,380
Dividends	13,970
Foreign tax reclaims	608
Securities lending income	113
Interest	17
Total assets	24,938,788

Liabilities:
Overdraft due to custodian bank	5,233
Payable for:
Fund shares redeemed	1,759,098
Management fees	16,793
Transfer agent fees	6,702
Portfolio accounting and administration fees	2,025
Distribution and service fees	1,163
Trustees’ fees*	213
Miscellaneous	15,543
Total liabilities	1,806,770
Net assets	$23,132,018

Net assets consist of:
Paid in capital	$17,823,888
Total distributable earnings (loss)	5,308,130
Net assets	$23,132,018

Investor Class:
Net assets	$18,091,661
Capital shares outstanding	140,263
Net asset value per share	$128.98

Class A:
Net assets	$3,875,318
Capital shares outstanding	34,290
Net asset value per share	$113.02
Maximum offering price per share (Net asset value divided by 95.25%)	$118.66

Class C:
Net assets	$250,772
Capital shares outstanding	2,807
Net asset value per share	$89.34

Class H:
Net assets	$914,267
Capital shares outstanding	8,451
Net asset value per share	$108.18

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,515)	$130,349
Interest	2,537
Income from securities lending, net	1,771
Total investment income	134,657

Expenses:
Management fees	89,906
Distribution and service fees:
Class A	4,936
Class C	1,862
Class H	1,152
Transfer agent fees	22,339
Portfolio accounting fees	16,130
Registration fees	13,333
Professional fees	5,492
Custodian fees	1,486
Trustees’ fees*	1,453
Miscellaneous	2,998
Total expenses	161,087
Less:
Expenses reimbursed by Adviser	(5,289)
Net expenses	155,798
Net investment loss	(21,141)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(8,215)
Net realized loss	(8,215)
Net change in unrealized appreciation (depreciation) on:
Investments	346,276
Net change in unrealized appreciation (depreciation)	346,276
Net realized and unrealized gain	338,061
Net increase in net assets resulting from operations	$316,920

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(21,141)	$(70,543)
Net realized gain (loss) on investments	(8,215)	667,040
Net change in unrealized appreciation (depreciation) on investments	346,276	(1,383,216)
Net increase (decrease) in net assets resulting from operations	316,920	(786,719)

Capital share transactions:
Proceeds from sale of shares
Investor Class	37,711,134	62,563,005
Class A	428,323	1,382,494
Class C	43,829	134,737
Class H	278,386	475,851
Cost of shares redeemed
Investor Class	(34,257,627)	(64,575,158)
Class A	(915,447)	(2,435,233)
Class C	(230,107)	(660,095)
Class H	(353,134)	(702,059)
Net increase (decrease) from capital share transactions	2,705,357	(3,816,458)
Net increase (decrease) in net assets	3,022,277	(4,603,177)

Net assets:
Beginning of period	20,109,741	24,712,918
End of period	$23,132,018	$20,109,741

Capital share activity:
Shares sold
Investor Class	306,162	484,091	*
Class A	4,006	12,161	*
Class C	522	1,466	*
Class H	2,744	4,295	*
Shares redeemed
Investor Class	(280,444)	(498,701	)*
Class A	(8,508)	(21,454	)*
Class C	(2,710)	(7,276	)*
Class H	(3,442)	(6,423	)*
Net increase (decrease) in shares	18,330	(31,841	)*

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

64 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$125.89	$131.07	$115.10	$124.65	$117.73	$90.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.26)	(.21)	(.30)	(.36)	(.45)
Net gain (loss) on investments (realized and unrealized)	3.16	(4.92)	16.18	(7.36)	11.51	37.51
Total from investment operations	3.09	(5.18)	15.97	(7.66)	11.15	37.06
Less distributions from:
Net realized gains	—	—	—	(1.89)	(4.23)	(10.14)
Total distributions	—	—	—	(1.89)	(4.23)	(10.14)
Net asset value, end of period	$128.98	$125.89	$131.07	$115.10	$124.65	$117.73

Total Return	2.45%	(3.95%)	13.86%	(6.16%)	9.40%	41.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,092	$14,420	$16,929	$17,873	$25,478	$20,831
Ratios to average net assets:
Net investment income (loss)	(0.12%)	(0.20%)	(0.19%)	(0.26%)	(0.29%)	(0.41%)
Total expenses	1.45%	1.44%	1.43%	1.39%	1.35%	1.46%
Net expenses[c]	1.40%	1.39%	1.40%	1.39%	1.35%	1.46%
Portfolio turnover rate	152%	236%	116%	268%	238%	256%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$110.45	$115.29	$101.50	$110.42	$104.98	$81.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.50)	(.45)	(.48)	(.57)	(.63)
Net gain (loss) on investments (realized and unrealized)	2.79	(4.34)	14.24	(6.55)	10.24	33.77
Total from investment operations	2.57	(4.84)	13.79	(7.03)	9.67	33.14
Less distributions from:
Net realized gains	—	—	—	(1.89)	(4.23)	(10.14)
Total distributions	—	—	—	(1.89)	(4.23)	(10.14)
Net asset value, end of period	$113.02	$110.45	$115.29	$101.50	$110.42	$104.98

Total Return[d]	2.33%	(4.20%)	13.60%	(6.38%)	9.14%	40.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,875	$4,285	$5,544	$4,923	$5,650	$5,575
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.44%)	(0.43%)	(0.49%)	(0.50%)	(0.63%)
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	152%	236%	116%	268%	238%	256%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$87.63	$92.15	$81.73	$89.98	$86.86	$69.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(1.09)	(.99)	(1.02)	(1.17)	(1.20)
Net gain (loss) on investments (realized and unrealized)	2.21	(3.43)	11.41	(5.34)	8.52	28.58
Total from investment operations	1.71	(4.52)	10.42	(6.36)	7.35	27.38
Less distributions from:
Net realized gains	—	—	—	(1.89)	(4.23)	(10.14)
Total distributions	—	—	—	(1.89)	(4.23)	(10.14)
Net asset value, end of period	$89.34	$87.63	$92.15	$81.73	$89.98	$86.86

Total Return[d]	1.95%	(4.91%)	12.78%	(7.07%)	8.34%	39.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$251	$438	$996	$1,529	$2,699	$3,147
Ratios to average net assets:
Net investment income (loss)	(1.17%)	(1.20%)	(1.20%)	(1.25%)	(1.26%)	(1.39%)
Total expenses	2.46%	2.43%	2.43%	2.39%	2.36%	2.45%
Net expenses[c]	2.41%	2.38%	2.40%	2.39%	2.36%	2.45%
Portfolio turnover rate	152%	236%	116%	268%	238%	256%

66 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$105.73	$110.36	$97.16	$105.77	$100.71	$78.94
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.48)	(.42)	(.63)	(.51)	(.63)
Net gain (loss) on investments (realized and unrealized)	2.66	(4.15)	13.62	(6.09)	9.80	32.54
Total from investment operations	2.45	(4.63)	13.20	(6.72)	9.29	31.91
Less distributions from:
Net realized gains	—	—	—	(1.89)	(4.23)	(10.14)
Total distributions	—	—	—	(1.89)	(4.23)	(10.14)
Net asset value, end of period	$108.18	$105.73	$110.36	$97.16	$105.77	$100.71

Total Return	2.32%	(4.20%)	13.58%	(6.38%)	9.14%	40.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$914	$967	$1,245	$1,318	$10,297	$1,760
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.44%)	(0.43%)	(0.64%)	(0.46%)	(0.68%)
Total expenses	1.70%	1.69%	1.68%	1.65%	1.61%	1.76%
Net expenses[c]	1.65%	1.64%	1.65%	1.65%	1.61%	1.76%
Portfolio turnover rate	152%	236%	116%	268%	238%	256%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Internet - 56.6%
Alphabet, Inc. — Class A	11,805	$2,869,796
Amazon.com, Inc.*	10,828	2,377,504
Meta Platforms, Inc. — Class A	3,055	2,243,531
Netflix, Inc.*	1,422	1,704,864
Uber Technologies, Inc.*	12,040	1,179,559
DoorDash, Inc. — Class A*	3,039	826,578
Airbnb, Inc. — Class A*	5,471	664,289
Shopify, Inc. — Class A*	4,421	657,005
Alibaba Group Holding Ltd. ADR	3,534	631,632
Coupang, Inc.*	18,540	596,988
Booking Holdings, Inc.	97	523,729
eBay, Inc.	5,673	515,959
Spotify Technology S.A.*	685	478,130
Reddit, Inc. — Class A*	2,050	471,480
Baidu, Inc. ADR*	3,209	422,850
JD.com, Inc. ADR	11,784	412,204
Expedia Group, Inc.	1,884	402,705
Sea Ltd. ADR*	2,217	396,244
VeriSign, Inc.	1,366	381,893
Wix.com Ltd.*	2,034	361,299
Trip.com Group Ltd. ADR	4,770	358,704
Chewy, Inc. — Class A*	8,802	356,041
Pinterest, Inc. — Class A*	11,055	355,639
Bilibili, Inc. ADR*	12,388	347,979
GoDaddy, Inc. — Class A*	2,448	334,960
Roku, Inc.*	3,145	314,909
Zillow Group, Inc. — Class C*	4,012	309,125
MercadoLibre, Inc.*	130	303,802
F5, Inc.*	904	292,164
Wayfair, Inc. — Class A*	2,958	264,238
Lyft, Inc. — Class A*	11,906	262,051
Snap, Inc. — Class A*	33,416	257,637
Match Group, Inc.	6,439	227,425
Etsy, Inc.*	3,169	210,390
Cargurus, Inc.*	4,109	152,978
Trump Media & Technology Group Corp.*	7,882	129,422
IAC, Inc.*	3,570	121,630
TripAdvisor, Inc.*	6,694	108,844
Ziff Davis, Inc.*	2,626	100,051
Bumble, Inc. — Class A*	10,135	61,722
Total Internet		22,987,950

Software - 25.0%
Salesforce, Inc.	4,940	1,170,780
Adobe, Inc.*	2,820	994,755
ROBLOX Corp. — Class A*	5,681	786,932
Snowflake, Inc. — Class A*	2,970	669,884
Workday, Inc. — Class A*	2,772	667,304
Cloudflare, Inc. — Class A*	3,084	661,796
Electronic Arts, Inc.	3,120	629,304
Datadog, Inc. — Class A*	4,036	574,726
Take-Two Interactive Software, Inc.*	2,176	562,191
Veeva Systems, Inc. — Class A*	1,856	552,921
MongoDB, Inc.*	1,256	389,837
Zoom Communications, Inc. — Class A*	4,664	384,780
Nutanix, Inc. — Class A*	4,490	334,011
NetEase, Inc. ADR	2,136	324,651
Twilio, Inc. — Class A*	3,015	301,771
DocuSign, Inc.*	4,008	288,937
Akamai Technologies, Inc.*	3,368	255,160
Dropbox, Inc. — Class A*	7,315	220,986
Box, Inc. — Class A*	5,252	169,482
ZoomInfo Technologies, Inc. — Class A*	11,857	129,360
DigitalOcean Holdings, Inc.*	3,351	114,470
Total Software		10,184,038

Telecommunications - 11.5%
Cisco Systems, Inc.	18,746	1,282,601
Arista Networks, Inc.*	6,484	944,784
Motorola Solutions, Inc.	1,479	676,332
Ciena Corp.*	2,602	379,033
Telefonaktiebolaget LM Ericsson ADR	39,365	325,549
Nokia Oyj ADR	64,574	310,601
Applied Digital Corp.*	9,260	212,424
Viasat, Inc.*	4,859	142,369
CommScope Holding Company, Inc.*	9,061	140,264
Viavi Solutions, Inc.*	10,714	135,961
Extreme Networks, Inc.*	6,010	124,107
Total Telecommunications		4,674,025

Commercial Services - 2.0%
PayPal Holdings, Inc.*	9,543	639,954
Paylocity Holding Corp.*	1,037	165,163
Total Commercial Services		805,117

Computers - 1.5%
Okta, Inc.*	3,509	321,775
Lumentum Holdings, Inc.*	1,653	268,960
Total Computers		590,735

Real Estate - 1.1%
CoStar Group, Inc.*	5,613	473,569

Entertainment - 0.8%
DraftKings, Inc. — Class A*	8,230	307,802

Investment Companies - 0.5%
Core Scientific, Inc.*	10,925	195,994

Electronics - 0.2%
Applied Optoelectronics, Inc.*	3,854	99,934

Healthcare-Services - 0.2%
Teladoc Health, Inc.*	11,991	92,690

Total Common Stocks
(Cost $28,508,061)		40,411,854

68 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INTERNET FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$207,519	$207,519
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	149,323	149,323
Total Repurchase Agreements
(Cost $356,842)		356,842

Total Investments - 100.3%
(Cost $28,864,903)		$40,768,696
Other Assets & Liabilities, net - (0.3)%		(118,767)
Total Net Assets - 100.0%		$40,649,929

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,411,854	$—	$—	$40,411,854
Repurchase Agreements	—	356,842	—	356,842
Total Assets	$40,411,854	$356,842	$—	$40,768,696

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $28,508,061)	$40,411,854
Repurchase agreements, at value (cost $356,842)	356,842
Receivables:
Dividends	7,758
Fund shares sold	5,272
Foreign tax reclaims	877
Securities lending income	75
Interest	41
Total assets	40,782,719

Liabilities:
Payable for:
Fund shares redeemed	66,175
Management fees	27,363
Transfer agent fees	9,350
Distribution and service fees	4,902
Portfolio accounting and administration fees	3,299
Trustees’ fees*	293
Miscellaneous	21,408
Total liabilities	132,790
Net assets	$40,649,929

Net assets consist of:
Paid in capital	$30,024,576
Total distributable earnings (loss)	10,625,353
Net assets	$40,649,929

Investor Class:
Net assets	$32,400,958
Capital shares outstanding	184,852
Net asset value per share	$175.28

Class A:
Net assets	$2,050,648
Capital shares outstanding	13,202
Net asset value per share	$155.33
Maximum offering price per share (Net asset value divided by 95.25%)	$163.08

Class C:
Net assets	$5,375,608
Capital shares outstanding	44,985
Net asset value per share	$119.50

Class H:
Net assets	$822,715
Capital shares outstanding	5,554
Net asset value per share	$148.13

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,268)	$44,874
Interest	3,781
Income from securities lending, net	1,113
Total investment income	49,768

Expenses:
Management fees	113,092
Distribution and service fees:
Class A	2,303
Class C	24,589
Class H	958
Transfer agent fees	26,024
Portfolio accounting and administration fees	20,290
Registration fees	11,180
Professional fees	7,520
Custodian fees	1,821
Trustees’ fees*	1,164
Line of credit fees	15
Miscellaneous	8,848
Total expenses	217,804
Less:
Expenses reimbursed by Adviser	(6,652)
Net expenses	211,152
Net investment loss	(161,384)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	565,436
Net realized gain	565,436
Net change in unrealized appreciation (depreciation) on:
Investments	5,414,372
Net change in unrealized appreciation (depreciation)	5,414,372
Net realized and unrealized gain	5,979,808
Net increase in net assets resulting from operations	$5,818,424

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

70 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(161,384)	$(197,349)
Net realized gain on investments	565,436	3,898,131
Net change in unrealized appreciation (depreciation) on investments	5,414,372	(2,566,194)
Net increase in net assets resulting from operations	5,818,424	1,134,588

Capital share transactions:
Proceeds from sale of shares
Investor Class	22,620,768	28,889,168
Class A	502,513	1,698,744
Class C	187,018	897,028
Class H	8,882	253,209
Cost of shares redeemed
Investor Class	(2,681,828)	(53,536,522)
Class A	(555,278)	(2,100,584)
Class C	(284,093)	(283,567)
Class H	(67,504)	(285,085)
Net increase (decrease) from capital share transactions	19,730,478	(24,467,609)
Net increase (decrease) in net assets	25,548,902	(23,333,021)

Net assets:
Beginning of period	15,101,027	38,434,048
End of period	$40,649,929	$15,101,027

Capital share activity:
Shares sold
Investor Class	140,305	205,920
Class A	3,620	14,278
Class C	1,854	9,659
Class H	69	2,223
Shares redeemed
Investor Class	(17,417)	(407,285)
Class A	(4,007)	(17,769)
Class C	(2,592)	(2,989)
Class H	(501)	(2,494)
Net increase (decrease) in shares	121,331	(198,457)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$136.76	$123.64	$94.80	$115.59	$195.59	$105.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.82)	(1.35)	(1.18)	(.99)	(2.11)	(2.03)
Net gain (loss) on investments (realized and unrealized)	39.34	14.47	30.02	(19.80)	(34.69)	92.39
Total from investment operations	38.52	13.12	28.84	(20.79)	(36.80)	90.36
Less distributions from:
Net realized gains	—	—	—	—	(43.20)	—
Total distributions	—	—	—	—	(43.20)	—
Net asset value, end of period	$175.28	$136.76	$123.64	$94.80	$115.59	$195.59

Total Return	28.17%	10.61%	30.42%	(17.99%)	(23.48%)	85.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,401	$8,474	$32,558	$16,148	$8,777	$25,113
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(0.98%)	(1.09%)	(1.13%)	(1.18%)	(1.21%)
Total expenses	1.42%	1.45%	1.42%	1.39%	1.36%	1.44%
Net expenses[c]	1.37%	1.40%	1.38%	1.39%	1.36%	1.44%
Portfolio turnover rate	15%	175%	205%	133%	150%	284%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$121.35	$109.97	$84.53	$103.33	$179.98	$97.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.84)	(1.42)	(1.26)	(1.10)	(2.28)	(2.22)
Net gain (loss) on investments (realized and unrealized)	34.82	12.80	26.70	(17.70)	(31.17)	85.13
Total from investment operations	33.98	11.38	25.44	(18.80)	(33.45)	82.91
Less distributions from:
Net realized gains	—	—	—	—	(43.20)	—
Total distributions	—	—	—	—	(43.20)	—
Net asset value, end of period	$155.33	$121.35	$109.97	$84.53	$103.33	$179.98

Total Return[d]	28.00%	10.35%	30.10%	(18.19%)	(23.67%)	85.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,051	$1,649	$1,878	$1,342	$2,240	$2,952
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.19%)	(1.33%)	(1.39%)	(1.44%)	(1.45%)
Total expenses	1.70%	1.69%	1.69%	1.65%	1.61%	1.69%
Net expenses[c]	1.65%	1.64%	1.65%	1.65%	1.61%	1.69%
Portfolio turnover rate	15%	175%	205%	133%	150%	284%

72 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$93.71	$85.56	$66.26	$81.61	$152.56	$82.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.05)	(1.82)	(1.54)	(1.32)	(2.89)	(2.91)
Net gain (loss) on investments (realized and unrealized)	26.84	9.97	20.84	(14.03)	(24.86)	72.57
Total from investment operations	25.79	8.15	19.30	(15.35)	(27.75)	69.66
Less distributions from:
Net realized gains	—	—	—	—	(43.20)	—
Total distributions	—	—	—	—	(43.20)	—
Net asset value, end of period	$119.50	$93.71	$85.56	$66.26	$81.61	$152.56

Total Return[d]	27.52%	9.53%	29.13%	(18.81%)	(24.24%)	84.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,376	$4,285	$3,341	$2,522	$2,821	$4,124
Ratios to average net assets:
Net investment income (loss)	(1.96%)	(1.96%)	(2.08%)	(2.14%)	(2.19%)	(2.21%)
Total expenses	2.45%	2.44%	2.44%	2.40%	2.36%	2.43%
Net expenses[c]	2.40%	2.39%	2.40%	2.40%	2.36%	2.43%
Portfolio turnover rate	15%	175%	205%	133%	150%	284%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$115.74	$104.88	$80.62	$98.55	$173.71	$93.70
Income (loss) from investment operations:
Net investment income (loss)[b]	(.80)	(1.40)	(1.19)	(1.09)	(2.23)	(1.75)
Net gain (loss) on investments (realized and unrealized)	33.19	12.26	25.45	(16.84)	(29.73)	81.76
Total from investment operations	32.39	10.86	24.26	(17.93)	(31.96)	80.01
Less distributions from:
Net realized gains	—	—	—	—	(43.20)	—
Total distributions	—	—	—	—	(43.20)	—
Net asset value, end of period	$148.13	$115.74	$104.88	$80.62	$98.55	$173.71

Total Return	27.99%	10.35%	30.09%	(18.19%)	(23.67%)	85.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$823	$693	$656	$579	$947	$1,067
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.22%)	(1.33%)	(1.39%)	(1.45%)	(1.42%)
Total expenses	1.70%	1.69%	1.68%	1.65%	1.61%	1.76%
Net expenses[c]	1.65%	1.64%	1.65%	1.65%	1.61%	1.76%
Portfolio turnover rate	15%	175%	205%	133%	150%	284%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

74 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Internet - 18.6%
Netflix, Inc.*	496	$594,664
DoorDash, Inc. — Class A*	974	264,918
Airbnb, Inc. — Class A*	1,753	212,849
Booking Holdings, Inc.	38	205,172
Spotify Technology S.A.*	227	158,446
Sea Ltd. ADR*	728	130,116
Expedia Group, Inc.	604	129,105
Trip.com Group Ltd. ADR	1,539	115,733
Roku, Inc.*	1,007	100,831
MakeMyTrip Ltd.*	986	92,290
Total Internet		2,004,124

Retail - 18.4%
McDonald’s Corp.	1,249	379,559
Starbucks Corp.	3,040	257,184
Chipotle Mexican Grill, Inc. — Class A*	4,800	188,112
Yum! Brands, Inc.	1,112	169,024
Darden Restaurants, Inc.	605	115,168
Restaurant Brands International, Inc.	1,678	107,627
Domino’s Pizza, Inc.	215	92,818
Yum China Holdings, Inc.	2,157	92,578
Texas Roadhouse, Inc. — Class A	517	85,899
Dutch Bros, Inc. — Class A*	1,259	65,896
Cava Group, Inc.*	1,028	62,101
Brinker International, Inc.*	425	53,839
Wingstop, Inc.	192	48,323
Shake Shack, Inc. — Class A*	500	46,805
Cheesecake Factory, Inc.	736	40,215
Cracker Barrel Old Country Store, Inc.	762	33,574
Papa John’s International, Inc.	644	31,009
Wendy’s Co.	3,270	29,953
Sweetgreen, Inc. — Class A*	2,905	23,182
Bloomin’ Brands, Inc.	2,685	19,251
Jack in the Box, Inc.*	830	16,409
Dave & Buster’s Entertainment, Inc.*	869	15,781
Krispy Kreme, Inc.*	3,744	14,489
Total Retail		1,988,796

Media - 14.2%
Walt Disney Co.	3,210	367,545
Comcast Corp. — Class A	8,629	271,123
Warner Bros Discovery, Inc.*	8,726	170,419
Charter Communications, Inc. — Class A*	505	138,928
Fox Corp. — Class A	2,046	129,021
News Corp. — Class A	3,609	110,832
Paramount Skydance Corp. — Class B	5,547	104,949
Liberty Broadband Corp. — Class C*	1,212	77,011
New York Times Co. — Class A	1,320	75,768
Sirius XM Holdings, Inc.	2,279	53,044
Nexstar Media Group, Inc. — Class A	202	39,943
Total Media		1,538,583

Entertainment - 10.3%
Flutter Entertainment plc*	638	162,052
TKO Group Holdings, Inc.	724	146,219
Live Nation Entertainment, Inc.*	778	127,125
Warner Music Group Corp. — Class A	3,133	106,710
DraftKings, Inc. — Class A*	2,637	98,624
Light & Wonder, Inc. — Class A*	800	67,152
Churchill Downs, Inc.	643	62,378
Vail Resorts, Inc.	407	60,875
Caesars Entertainment, Inc.*	2,247	60,725
Red Rock Resorts, Inc. — Class A	984	60,083
Cinemark Holdings, Inc.	1,543	43,235
Penn Entertainment, Inc.*	2,211	42,584
Six Flags Entertainment Corp.*	1,688	38,351
United Parks & Resorts, Inc.*	602	31,123
Total Entertainment		1,107,236

Leisure Time - 8.3%
Royal Caribbean Cruises Ltd.	671	217,122
Carnival Corp.*	4,835	139,780
Viking Holdings Ltd.*	1,612	100,202
Norwegian Cruise Line Holdings Ltd.*	3,282	80,836
Planet Fitness, Inc. — Class A*	736	76,397
Peloton Interactive, Inc. — Class A*	6,058	54,522
Brunswick Corp.	798	50,465
Life Time Group Holdings, Inc.*	1,721	47,500
Harley-Davidson, Inc.	1,616	45,086
Polaris, Inc.	761	44,237
YETI Holdings, Inc.*	1,200	39,816
Total Leisure Time		895,963

Lodging - 8.2%
Hilton Worldwide Holdings, Inc.	742	192,505
Marriott International, Inc. — Class A	735	191,423
Las Vegas Sands Corp.	1,929	103,761
Hyatt Hotels Corp. — Class A	646	91,687
Wynn Resorts Ltd.	648	83,119
MGM Resorts International*	1,926	66,755
Wyndham Hotels & Resorts, Inc.	738	58,966
Boyd Gaming Corp.	666	57,576
Choice Hotels International, Inc.	346	36,991
Total Lodging		882,783

Agriculture - 7.3%
Philip Morris International, Inc.	2,486	403,229
Altria Group, Inc.	4,135	273,158
British American Tobacco plc ADR	1,955	103,772
Total Agriculture		780,159

Software - 6.8%
ROBLOX Corp. — Class A*	1,819	251,968
Electronic Arts, Inc.	999	201,498
Take-Two Interactive Software, Inc.*	696	179,819
NetEase, Inc. ADR	681	103,505
Total Software		736,790

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
LEISURE FUND

	Shares	Value
Beverages - 4.2%
Constellation Brands, Inc. — Class A	808	$108,813
Anheuser-Busch InBev S.A. ADR	1,686	100,502
Brown-Forman Corp. — Class B	3,357	90,908
Diageo plc ADR	881	84,074
Molson Coors Beverage Co. — Class B	1,559	70,545
Total Beverages		454,842

Toys, Games & Hobbies - 1.3%
Hasbro, Inc.	1,041	78,960
Mattel, Inc.*	3,462	58,265
Total Toys, Games & Hobbies		137,225

Telecommunications - 1.2%
EchoStar Corp. — Class A*	1,492	113,929
GCI Liberty, Inc. — Class C*	368	13,716
Total Telecommunications		127,645

Food Service - 0.8%
Aramark	2,115	81,216

Total Common Stocks
(Cost $6,426,317)		10,735,362

MONEY MARKET FUND***,† - 0.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	17,282	17,282
Total Money Market Fund
(Cost $17,282)		17,282

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$27,899	27,899
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	20,076	20,076
Total Repurchase Agreements
(Cost $47,975)		47,975

Total Investments - 100.2%
(Cost $6,491,574)		$10,800,619
Other Assets & Liabilities, net - (0.2)%		(21,963)
Total Net Assets - 100.0%		$10,778,656

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,735,362	$—	$—	$10,735,362
Money Market Fund	17,282	—	—	17,282
Repurchase Agreements	—	47,975	—	47,975
Total Assets	$10,752,644	$47,975	$—	$10,800,619

76 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $6,443,599)	$10,752,644
Repurchase agreements, at value (cost $47,975)	47,975
Receivables:
Dividends	8,011
Fund shares sold	974
Securities lending income	25
Interest	5
Total assets	10,809,634

Liabilities:
Payable for:
Fund shares redeemed	9,547
Management fees	7,796
Transfer agent fees	3,459
Portfolio accounting and administration fees	940
Distribution and service fees	766
Trustees’ fees*	115
Miscellaneous	8,355
Total liabilities	30,978
Net assets	$10,778,656

Net assets consist of:
Paid in capital	$8,138,551
Total distributable earnings (loss)	2,640,105
Net assets	$10,778,656

Investor Class:
Net assets	$7,968,917
Capital shares outstanding	76,955
Net asset value per share	$103.55

Class A:
Net assets	$1,766,089
Capital shares outstanding	19,062
Net asset value per share	$92.65
Maximum offering price per share (Net asset value divided by 95.25%)	$97.27

Class C:
Net assets	$344,161
Capital shares outstanding	4,468
Net asset value per share	$77.03

Class H:
Net assets	$699,489
Capital shares outstanding	7,792
Net asset value per share	$89.77

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $351)	$72,792
Interest	1,361
Income from securities lending, net	351
Total investment income	74,504

Expenses:
Management fees	47,023
Distribution and service fees:
Class A	2,224
Class C	1,579
Class H	881
Transfer agent fees	11,425
Portfolio accounting and administration fees	8,436
Registration fees	6,335
Professional fees	3,506
Custodian fees	774
Trustees’ fees*	669
Miscellaneous	1,563
Total expenses	84,415
Less:
Expenses reimbursed by Adviser	(2,766)
Net expenses	81,649
Net investment loss	(7,145)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	118,741
Net realized gain	118,741
Net change in unrealized appreciation (depreciation) on:
Investments	1,133,091
Net change in unrealized appreciation (depreciation)	1,133,091
Net realized and unrealized gain	1,251,832
Net increase in net assets resulting from operations	$1,244,687

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 77

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(7,145)	$3,596
Net realized gain on investments	118,741	455,516
Net change in unrealized appreciation (depreciation) on investments	1,133,091	(359,531)
Net increase in net assets resulting from operations	1,244,687	99,581

Distributions to shareholders:
Investor Class	—	(20,964)
Class A	—	(8,259)
Class C	—	(1,537)
Class H	—	(4,652)
Total distributions to shareholders	—	(35,412)

Capital share transactions:
Proceeds from sale of shares
Investor Class	12,462,128	24,778,616
Class A	70,252	250,558
Class C	76,122	28,935
Class H	107,465	114,364
Distributions reinvested
Investor Class	—	20,097
Class A	—	6,219
Class C	—	1,531
Class H	—	4,575
Cost of shares redeemed
Investor Class	(11,682,669)	(23,113,644)
Class A	(187,618)	(635,115)
Class C	—	(102,346)
Class H	(198,185)	(870,812)
Net increase from capital share transactions	647,495	482,978
Net increase in net assets	1,892,182	547,147

Net assets:
Beginning of period	8,886,474	8,339,327
End of period	$10,778,656	$8,886,474

Capital share activity:
Shares sold
Investor Class	124,417	266,706
Class A	790	3,034
Class C	1,112	468
Class H	1,210	1,485
Shares issued from reinvestment of distributions
Investor Class	—	206
Class A	—	71
Class C	—	21
Class H	—	54
Shares redeemed
Investor Class	(116,931)	(254,754)
Class A	(2,082)	(8,002)
Class C	—	(1,527)
Class H	(2,271)	(11,695)
Net increase (decrease) in shares	6,245	(3,933)

78 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$90.77	$83.50	$72.93	$80.27	$100.94	$53.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.14	.27	.21	(.44)	(.34)
Net gain (loss) on investments (realized and unrealized)	12.81	7.53	10.35	(7.55)	(14.80)	48.27
Total from investment operations	12.78	7.67	10.62	(7.34)	(15.24)	47.93
Less distributions from:
Net investment income	—	(.40)	(.05)	—	—	—
Net realized gains	—	—	—	—	(5.43)	—
Total distributions	—	(.40)	(.05)	—	(5.43)	—
Net asset value, end of period	$103.55	$90.77	$83.50	$72.93	$80.27	$100.94

Total Return	14.08%	9.15%	14.58%	(9.14%)	(15.52%)	90.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,969	$6,306	$4,786	$20,629	$5,574	$40,995
Ratios to average net assets:
Net investment income (loss)	(0.06%)	0.16%	0.36%	0.30%	(0.45%)	(0.39%)
Total expenses[c]	1.44%	1.45%	1.43%	1.39%	1.36%	1.41%
Net expenses[d]	1.39%	1.40%	1.40%	1.39%	1.36%	1.41%
Portfolio turnover rate	108%	263%	214%	145%	168%	144%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$81.32	$75.02	$65.70	$72.50	$91.96	$48.41
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.08)	.10	(.12)	(.51)	(.41)
Net gain (loss) on investments (realized and unrealized)	11.44	6.78	9.27	(6.68)	(13.52)	43.96
Total from investment operations	11.33	6.70	9.37	(6.80)	(14.03)	43.55
Less distributions from:
Net investment income	—	(.40)	(.05)	—	—	—
Net realized gains	—	—	—	—	(5.43)	—
Total distributions	—	(.40)	(.05)	—	(5.43)	—
Net asset value, end of period	$92.65	$81.32	$75.02	$65.70	$72.50	$91.96

Total Return[e]	13.93%	8.90%	14.28%	(9.38%)	(15.72%)	89.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,766	$1,655	$1,894	$2,600	$4,351	$4,291
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.11%)	0.15%	(0.20%)	(0.59%)	(0.56%)
Total expenses[c]	1.70%	1.69%	1.68%	1.64%	1.61%	1.68%
Net expenses[d]	1.65%	1.64%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	108%	263%	214%	145%	168%	144%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 79

LEISURE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$67.87	$63.14	$55.72	$61.94	$80.01	$42.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.56)	(.35)	(.50)	(1.04)	(.87)
Net gain (loss) on investments (realized and unrealized)	9.52	5.69	7.82	(5.72)	(11.60)	38.44
Total from investment operations	9.16	5.13	7.47	(6.22)	(12.64)	37.57
Less distributions from:
Net investment income	—	(.40)	(.05)	—	—	—
Net realized gains	—	—	—	—	(5.43)	—
Total distributions	—	(.40)	(.05)	—	(5.43)	—
Net asset value, end of period	$77.03	$67.87	$63.14	$55.72	$61.94	$80.01

Total Return[e]	13.50%	8.08%	13.43%	(10.04%)	(16.35%)	88.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$344	$228	$277	$318	$591	$942
Ratios to average net assets:
Net investment income (loss)	(0.98%)	(0.86%)	(0.60%)	(0.96%)	(1.38%)	(1.36%)
Total expenses[c]	2.45%	2.44%	2.43%	2.39%	2.36%	2.44%
Net expenses[d]	2.40%	2.39%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	108%	263%	214%	145%	168%	144%

80 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$78.79	$72.70	$63.67	$70.26	$89.30	$47.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.09)	.10	(.10)	(.59)	(.40)
Net gain (loss) on investments (realized and unrealized)	11.10	6.58	8.98	(6.49)	(13.02)	42.69
Total from investment operations	10.98	6.49	9.08	(6.59)	(13.61)	42.29
Less distributions from:
Net investment income	—	(.40)	(.05)	—	—	—
Net realized gains	—	—	—	—	(5.43)	—
Total distributions	—	(.40)	(.05)	—	(5.43)	—
Net asset value, end of period	$89.77	$78.79	$72.70	$63.67	$70.26	$89.30

Total Return	13.94%	8.89%	14.26%	(9.38%)	(15.72%)	89.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$699	$698	$1,382	$1,779	$2,023	$6,594
Ratios to average net assets:
Net investment income (loss)	(0.27%)	(0.12%)	0.15%	(0.16%)	(0.69%)	(0.55%)
Total expenses[c]	1.70%	1.68%	1.68%	1.64%	1.61%	1.68%
Net expenses[d]	1.65%	1.63%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	108%	263%	214%	145%	168%	144%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Mining - 99.8%
Newmont Corp.	176,408	$14,872,958
Agnico Eagle Mines Ltd.	86,359	14,556,673
Barrick Mining Corp.	363,831	11,922,742
Wheaton Precious Metals Corp.	97,594	10,914,913
Freeport-McMoRan, Inc.	264,115	10,358,590
Franco-Nevada Corp.	36,501	8,136,438
Gold Fields Ltd. ADR	188,956	7,928,594
Anglogold Ashanti plc	109,469	7,698,955
Kinross Gold Corp.	308,633	7,669,530
Pan American Silver Corp.	160,676	6,222,979
Alamos Gold, Inc. — Class A	171,354	5,973,400
Royal Gold, Inc.	27,978	5,611,827
Coeur Mining, Inc.*	294,148	5,518,216
OR Royalties, Inc.	108,644	4,354,452
IAMGOLD Corp.*	335,921	4,343,459
Harmony Gold Mining Company Ltd. ADR	238,326	4,325,617
Hecla Mining Co.	356,622	4,315,126
Equinox Gold Corp.*	383,589	4,303,869
First Majestic Silver Corp.	310,267	3,813,181
Sibanye Stillwater Ltd. ADR*	333,377	3,747,157
Eldorado Gold Corp.*	127,358	3,679,373
New Gold, Inc.*	504,058	3,619,136
SSR Mining, Inc.*	138,947	3,393,086
Sandstorm Gold Ltd.	236,036	2,955,171
Novagold Resources, Inc.*	302,570	2,662,616
B2Gold Corp.	531,296	2,629,915
Seabridge Gold, Inc.*	104,618	2,526,525
Fortuna Mining Corp.*	278,314	2,493,693
Centerra Gold, Inc.	222,493	2,387,350
Orla Mining Ltd.*	219,360	2,369,088
Endeavour Silver Corp.*	300,094	2,352,737
Perpetua Resources Corp.*	99,700	2,016,931
McEwen, Inc.*	83,715	1,431,527
Silvercorp Metals, Inc.	226,131	1,429,148
Total Mining		182,534,972

Total Common Stocks
(Cost $89,662,572)		182,534,972

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$654,108	654,108
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	470,673	470,673
Total Repurchase Agreements
(Cost $1,124,781)		1,124,781

Total Investments - 100.4%
(Cost $90,787,353)		$183,659,753
Other Assets & Liabilities, net - (0.4)%		(780,998)
Total Net Assets - 100.0%		$182,878,755

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

82 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$182,534,972	$—	$—	$182,534,972
Repurchase Agreements	—	1,124,781	—	1,124,781
Total Assets	$182,534,972	$1,124,781	$—	$183,659,753

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 83

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $89,662,572)	$182,534,972
Repurchase agreements, at value (cost $1,124,781)	1,124,781
Receivables:
Fund shares sold	323,450
Dividends	7,920
Foreign tax reclaims	3,411
Interest	131
Total assets	183,994,665

Liabilities:
Payable for:
Fund shares redeemed	881,353
Management fees	92,711
Transfer agent fees	37,714
Portfolio accounting and administration fees	12,670
Distribution and service fees	4,479
Trustees’ fees*	1,175
Miscellaneous	85,808
Total liabilities	1,115,910
Net assets	$182,878,755

Net assets consist of:
Paid in capital	$158,784,617
Total distributable earnings (loss)	24,094,138
Net assets	$182,878,755

Investor Class:
Net assets	$163,822,410
Capital shares outstanding	672,786
Net asset value per share	$243.50

Class A:
Net assets	$14,469,615
Capital shares outstanding	64,265
Net asset value per share	$225.16
Maximum offering price per share (Net asset value divided by 95.25%)	$236.39

Class C:
Net assets	$1,900,953
Capital shares outstanding	10,947
Net asset value per share	$173.65

Class H:
Net assets	$2,685,777
Capital shares outstanding	12,433
Net asset value per share	$216.02

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $69,956)	$628,021
Interest	15,413
Income from securities lending, net	781
Total investment income	644,215

Expenses:
Management fees	435,601
Distribution and service fees:
Class A	12,781
Class C	6,263
Class H	2,957
Transfer agent fees	118,867
Portfolio accounting and administration fees	88,571
Registration fees	52,027
Professional fees	30,480
Custodian fees	7,939
Trustees’ fees*	5,767
Line of credit fees	1,433
Miscellaneous	39,666
Total expenses	802,352
Less:
Expenses reimbursed by Adviser	(29,041)
Net expenses	773,311
Net investment loss	(129,096)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(499,327)
Foreign currency transactions	3
Net realized loss	(499,324)
Net change in unrealized appreciation (depreciation) on:
Investments	56,884,773
Net change in unrealized appreciation (depreciation)	56,884,773
Net realized and unrealized gain	56,385,449
Net increase in net assets resulting from operations	$56,256,353

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

84 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(129,096)	$(69,477)
Net realized gain (loss) on investments	(499,324)	2,420,508
Net change in unrealized appreciation (depreciation) on investments	56,884,773	19,210,074
Net increase in net assets resulting from operations	56,256,353	21,561,105

Capital share transactions:
Proceeds from sale of shares
Investor Class	337,956,417	491,770,166
Class A	2,065,675	2,665,192
Class C	552,360	424,624
Class H	244,218	4,664,057
Cost of shares redeemed
Investor Class	(300,994,952)	(482,605,434)
Class A	(1,700,476)	(3,963,142)
Class C	(265,744)	(833,587)
Class H	(1,441,456)	(5,026,090)
Net increase from capital share transactions	36,416,042	7,095,786
Net increase in net assets	92,672,395	28,656,891

Net assets:
Beginning of period	90,206,360	61,549,469
End of period	$182,878,755	$90,206,360

Capital share activity:
Shares sold
Investor Class	2,030,051	3,981,526	*
Class A	12,509	23,246	*
Class C	4,253	4,750	*
Class H	1,573	43,948	*
Shares redeemed
Investor Class	(1,895,338)	(3,933,597	)*
Class A	(10,826)	(34,353	)*
Class C	(1,975)	(9,641	)*
Class H	(9,344)	(47,033	)*
Net increase in shares	130,903	28,846	*

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 85

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$145.45	$104.48	$112.40	$143.95	$132.65	$79.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.05)	.18	.54	.48	(.18)
Net gain (loss) on investments (realized and unrealized)	98.21	41.02	(4.50)	(24.80)	18.65	54.82
Total from investment operations	98.05	40.97	(4.32)	(24.26)	19.13	54.64
Less distributions from:
Net investment income	—	—	(3.60)	(7.29)	(7.83)	(1.50)
Total distributions	—	—	(3.60)	(7.29)	(7.83)	(1.50)
Net asset value, end of period	$243.50	$145.45	$104.48	$112.40	$143.95	$132.65

Total Return	67.41%	39.21%	(3.46%)	(16.34%)	15.84%	68.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163,822	$78,265	$51,211	$74,345	$63,069	$87,174
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.04%)	0.19%	0.48%	0.35%	(0.13%)
Total expenses	1.34%	1.34%	1.33%	1.30%	1.26%	1.34%
Net expenses[d]	1.29%	1.29%	1.30%	1.30%	1.26%	1.34%
Portfolio turnover rate	210%	452%	387%	424%	114%	281%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$134.66	$96.98	$104.87	$135.27	$125.45	$75.43
Income (loss) from investment operations:
Net investment income (loss)[b]	(.34)	(.30)	(.03)	.24	.12	(.51)
Net gain (loss) on investments (realized and unrealized)	90.84	37.98	(4.26)	(23.35)	17.53	52.03
Total from investment operations	90.50	37.68	(4.29)	(23.11)	17.65	51.52
Less distributions from:
Net investment income	—	—	(3.60)	(7.29)	(7.83)	(1.50)
Total distributions	—	—	(3.60)	(7.29)	(7.83)	(1.50)
Net asset value, end of period	$225.16	$134.66	$96.98	$104.87	$135.27	$125.45

Total Return[c]	67.21%	38.85%	(3.68%)	(16.54%)	15.57%	68.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,470	$8,427	$7,146	$8,698	$11,664	$18,801
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.26%)	(0.02%)	0.23%	0.08%	(0.41%)
Total expenses	1.60%	1.59%	1.58%	1.54%	1.51%	1.59%
Net expenses[d]	1.55%	1.54%	1.55%	1.54%	1.51%	1.59%
Portfolio turnover rate	210%	452%	387%	424%	114%	281%

86 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$104.25	$75.64	$83.32	$110.26	$104.58	$63.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.73)	(.90)	(.57)	(.39)	(.63)	(1.29)
Net gain (loss) on investments (realized and unrealized)	70.13	29.51	(3.51)	(19.26)	14.14	43.88
Total from investment operations	69.40	28.61	(4.08)	(19.65)	13.51	42.59
Less distributions from:
Net investment income	—	—	(3.60)	(7.29)	(7.83)	(1.50)
Total distributions	—	—	(3.60)	(7.29)	(7.83)	(1.50)
Net asset value, end of period	$173.65	$104.25	$75.64	$83.32	$110.26	$104.58

Total Return[c]	66.57%	37.82%	(4.43%)	(17.16%)	14.70%	67.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,901	$904	$1,026	$1,836	$2,231	$2,086
Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.02%)	(0.76%)	(0.48%)	(0.59%)	(1.20%)
Total expenses	2.34%	2.33%	2.33%	2.29%	2.26%	2.35%
Net expenses[d]	2.29%	2.28%	2.30%	2.29%	2.26%	2.35%
Portfolio turnover rate	210%	452%	387%	424%	114%	281%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 87

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$129.20	$93.03	$100.77	$130.38	$121.22	$72.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.44)	(.06)	.18	.24	(.75)
Net gain (loss) on investments (realized and unrealized)	87.15	36.61	(4.08)	(22.50)	16.75	50.56
Total from investment operations	86.82	36.17	(4.14)	(22.32)	16.99	49.81
Less distributions from:
Net investment income	—	—	(3.60)	(7.29)	(7.83)	(1.50)
Total distributions	—	—	(3.60)	(7.29)	(7.83)	(1.50)
Net asset value, end of period	$216.02	$129.20	$93.03	$100.77	$130.38	$121.22

Total Return	67.20%	38.88%	(3.71%)	(16.54%)	15.57%	68.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,686	$2,610	$2,167	$2,591	$4,028	$2,628
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.41%)	(0.05%)	0.18%	0.20%	(0.59%)
Total expenses	1.60%	1.59%	1.58%	1.54%	1.51%	1.60%
Net expenses[d]	1.55%	1.54%	1.55%	1.54%	1.51%	1.60%
Portfolio turnover rate	210%	452%	387%	424%	114%	281%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025.

88 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

REITs - 88.0%

REITs-Diversified - 21.6%
American Tower Corp. — Class A	316	$60,773
Digital Realty Trust, Inc.	290	50,135
Crown Castle, Inc.	436	42,070
Equinix, Inc.	50	39,162
VICI Properties, Inc.	1,167	38,056
SBA Communications Corp.	148	28,616
Weyerhaeuser Co.	1,072	26,575
WP Carey, Inc.	363	24,528
Gaming and Leisure Properties, Inc.	486	22,652
Lamar Advertising Co. — Class A	147	17,996
Vornado Realty Trust	413	16,739
EPR Properties	233	13,516
National Storage Affiliates Trust	392	11,846
Broadstone Net Lease, Inc.	644	11,508
PotlatchDeltic Corp.	270	11,003
Outfront Media, Inc.	589	10,790
Total REITs-Diversified		425,965

REITs-Health Care - 11.7%
Welltower, Inc.	411	73,216
Ventas, Inc.	525	36,745
Healthpeak Properties, Inc.	1,266	24,244
Omega Healthcare Investors, Inc.	545	23,010
CareTrust REIT, Inc.	519	17,999
American Healthcare REIT, Inc.	413	17,350
Healthcare Realty Trust, Inc.	898	16,191
Sabra Health Care REIT, Inc.	720	13,421
Medical Properties Trust, Inc.	1,706	8,649
Total REITs-Health Care		230,825

REITs-Apartments - 10.6%
AvalonBay Communities, Inc.	173	33,418
Equity Residential	481	31,135
Invitation Homes, Inc.	883	25,898
Mid-America Apartment Communities, Inc.	183	25,571
UDR, Inc.	594	22,132
Camden Property Trust	199	21,249
American Homes 4 Rent — Class A	621	20,648
Essex Property Trust, Inc.	69	18,469
Independence Realty Trust, Inc.	738	12,096
Total REITs-Apartments		210,616

REITs-Warehouse/Industries - 8.7%
Prologis, Inc.	581	66,536
Rexford Industrial Realty, Inc.	474	19,486
EastGroup Properties, Inc.	98	16,587
First Industrial Realty Trust, Inc.	321	16,522
STAG Industrial, Inc.	467	16,480
Terreno Realty Corp.	268	15,209
Americold Realty Trust, Inc.	929	11,371
Lineage, Inc.	255	9,853
Total REITs-Warehouse/Industries		172,044

REITs-Shopping Centers - 7.0%
Kimco Realty Corp.	1,116	24,385
Regency Centers Corp.	330	24,057
Federal Realty Investment Trust	188	19,046
Brixmor Property Group, Inc.	675	18,684
Kite Realty Group Trust	637	14,205
Phillips Edison & Company, Inc.	403	13,835
Acadia Realty Trust	523	10,538
Urban Edge Properties	500	10,235
SITE Centers Corp.	478	4,307
Total REITs-Shopping Centers		139,292

REITs-Storage - 6.7%
Public Storage	149	43,039
Iron Mountain, Inc.	352	35,883
Extra Space Storage, Inc.	242	34,107
CubeSmart	476	19,354
Total REITs-Storage		132,383

REITs-Office Property - 6.6%
Alexandria Real Estate Equities, Inc.	291	24,252
BXP, Inc.	291	21,633
Kilroy Realty Corp.	336	14,196
Cousins Properties, Inc.	485	14,036
SL Green Realty Corp.	214	12,799
Highwoods Properties, Inc.	371	11,805
COPT Defense Properties	395	11,479
LXP Industrial Trust	1,136	10,179
Douglas Emmett, Inc.	633	9,856
Total REITs-Office Property		130,235

REITs-Single Tenant - 5.0%
Realty Income Corp.	797	48,450
NNN REIT, Inc.	425	18,092
Agree Realty Corp.	247	17,547
Essential Properties Realty Trust, Inc.	527	15,684
Total REITs-Single Tenant		99,773

REITs-Hotels - 4.0%
Host Hotels & Resorts, Inc.	1,271	21,632
Ryman Hospitality Properties, Inc.	159	14,245
Apple Hospitality REIT, Inc.	835	10,028
Sunstone Hotel Investors, Inc.	914	8,564
Park Hotels & Resorts, Inc.	771	8,543
DiamondRock Hospitality Co.	1,003	7,984
Pebblebrook Hotel Trust	636	7,244
Total REITs-Hotels		78,240

REITs-Regional Malls - 3.8%
Simon Property Group, Inc.	265	49,733
Macerich Co.	758	13,796
Tanger, Inc.	366	12,385
Total REITs-Regional Malls		75,914

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
REAL ESTATE FUND

	Shares	Value
REITs-Manufactured Homes - 2.3%
Sun Communities, Inc.	197	$25,413
Equity LifeStyle Properties, Inc.	345	20,942
Total REITs-Manufactured Homes		46,355

Total REITs		1,741,642

Real Estate - 7.2%
Real Estate Management/Services - 7.2%
CBRE Group, Inc. — Class A*	272	42,856
CoStar Group, Inc.*	450	37,966
Jones Lang LaSalle, Inc.*	59	17,599
Newmark Group, Inc. — Class A	702	13,092
Compass, Inc. — Class A*	1,517	12,182
Cushman & Wakefield plc*	750	11,940
eXp World Holdings, Inc.	553	5,895
Total Real Estate Management/Services		141,530

Total Real Estate		141,530

Diversified Financial Services - 2.0%
Finance-Mortgage Loan/Banker - 2.0%
Rocket Companies, Inc. — Class A	2,002	38,799

Internet - 1.7%
E-Commerce/Services - 1.7%
Zillow Group, Inc. — Class C*	321	24,733
Opendoor Technologies, Inc.*	1,187	9,460
Total E-Commerce/Services		34,193

Total Internet		34,193

Engineering & Construction - 0.4%
Building-Heavy Construct - 0.4%
Uniti Group, Inc.*	1,174	7,185

Total Common Stocks
(Cost $1,297,355)		1,963,349

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$5,133	5,133
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	3,694	3,694
Total Repurchase Agreements
(Cost $8,827)		8,827

Total Investments - 99.7%
(Cost $1,306,182)		$1,972,176
Other Assets & Liabilities, net - 0.3%		6,828
Total Net Assets - 100.0%		$1,979,004

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

90 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,963,349	$—	$—	$1,963,349
Repurchase Agreements	—	8,827	—	8,827
Total Assets	$1,963,349	$8,827	$—	$1,972,176

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 91

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $1,297,355)	$1,963,349
Repurchase agreements, at value (cost $8,827)	8,827
Receivables:
Fund shares sold	15,047
Dividends	9,259
Securities lending income	58
Interest	1
Total assets	1,996,541

Liabilities:
Payable for:
Securities purchased	12,346
Management fees	1,805
Transfer agent fees	720
Distribution and service fees	536
Portfolio accounting and administration fees	218
Fund shares redeemed	118
Trustees’ fees*	24
Miscellaneous	1,770
Total liabilities	17,537
Net assets	$1,979,004

Net assets consist of:
Paid in capital	$8,020,736
Total distributable earnings (loss)	(6,041,732)
Net assets	$1,979,004

Class A:
Net assets	$431,021
Capital shares outstanding	10,201
Net asset value per share	$42.25
Maximum offering price per share (Net asset value divided by 95.25%)	$44.36

Class C:
Net assets	$8,406
Capital shares outstanding	246
Net asset value per share	$34.19

Class H:
Net assets	$1,539,577
Capital shares outstanding	36,511
Net asset value per share	$42.17

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends	$34,481
Interest	297
Income from securities lending, net	229
Total investment income	35,007

Expenses:
Management fees	9,320
Distribution and service fees:
Class A	544
Class C	77
Class H	2,178
Transfer agent fees	2,312
Portfolio accounting and administration fees	1,672
Professional fees	897
Registration fees	372
Trustees’ fees*	205
Custodian fees	160
Line of credit fees	27
Miscellaneous	872
Total expenses	18,636
Less:
Expenses reimbursed by Adviser	(548)
Net expenses	18,088
Net investment income	16,919

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	155,616
Net realized gain	155,616
Net change in unrealized appreciation (depreciation) on:
Investments	6,251
Net change in unrealized appreciation (depreciation)	6,251
Net realized and unrealized gain	161,867
Net increase in net assets resulting from operations	$178,786

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

92 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,919	$61,209
Net realized gain on investments	155,616	544,317
Net change in unrealized appreciation (depreciation) on investments	6,251	29,903
Net increase in net assets resulting from operations	178,786	635,429

Distributions to shareholders:
Class A	—	(5,190)
Class C	—	(728)
Class H	—	(26,663)
Total distributions to shareholders	—	(32,581)

Capital share transactions:
Proceeds from sale of shares
Class A	661,499	1,376,486
Class C	42,663	124,418
Class H	15,102,839	16,376,197
Distributions reinvested
Class A	—	5,190
Class C	—	728
Class H	—	26,619
Cost of shares redeemed
Class A	(726,398)	(1,254,580)
Class C	(53,962)	(209,785)
Class H	(15,276,041)	(17,456,563)
Net decrease from capital share transactions	(249,400)	(1,011,290)
Net decrease in net assets	(70,614)	(408,442)

Net assets:
Beginning of period	2,049,618	2,458,060
End of period	$1,979,004	$2,049,618

Capital share activity:
Shares sold
Class A	16,596	34,057
Class C	1,320	3,684
Class H	368,296	419,664
Shares issued from reinvestment of distributions
Class A	—	125
Class C	—	21
Class H	—	640
Shares redeemed
Class A	(18,199)	(31,419)
Class C	(1,669)	(6,636)
Class H	(370,308)	(435,282)
Net decrease in shares	(3,964)	(15,146)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 93

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$40.40	$37.63	$35.12	$47.38	$40.87	$30.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.44	.50	.65	.21	.32
Net gain (loss) on investments (realized and unrealized)	1.52	2.65	2.74	(11.59)	6.48	13.33
Total from investment operations	1.85	3.09	3.24	(10.94)	6.69	13.65
Less distributions from:
Net investment income	—	(.32)	(.73)	(1.32)	(.18)	(3.48)
Total distributions	—	(.32)	(.73)	(1.32)	(.18)	(3.48)
Net asset value, end of period	$42.25	$40.40	$37.63	$35.12	$47.38	$40.87

Total Return[c]	4.58%	8.18%	9.34%	(23.05%)	16.36%	45.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$431	$477	$340	$491	$988	$1,049
Ratios to average net assets:
Net investment income (loss)	1.65%	1.11%	1.42%	1.65%	0.46%	0.87%
Total expenses	1.70%	1.70%	1.69%	1.65%	1.61%	1.70%
Net expenses[d]	1.65%	1.65%	1.66%	1.65%	1.61%	1.70%
Portfolio turnover rate	690%	344%	249%	308%	380%	499%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$32.84	$30.85	$29.13	$39.90	$34.44	$26.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	(.03)	.20	.31	(.09)	(.03)
Net gain (loss) on investments (realized and unrealized)	1.26	2.34	2.25	(9.76)	5.73	11.47
Total from investment operations	1.35	2.31	2.45	(9.45)	5.64	11.44
Less distributions from:
Net investment income	—	(.32)	(.73)	(1.32)	(.18)	(3.48)
Total distributions	—	(.32)	(.73)	(1.32)	(.18)	(3.48)
Net asset value, end of period	$34.19	$32.84	$30.85	$29.13	$39.90	$34.44

Total Return[c]	4.11%	7.38%	8.55%	(23.65%)	16.37%	44.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8	$20	$109	$120	$322	$194
Ratios to average net assets:
Net investment income (loss)	0.58%	(0.10%)	0.68%	0.94%	(0.22%)	(0.09%)
Total expenses	2.46%	2.43%	2.44%	2.40%	2.36%	2.45%
Net expenses[d]	2.41%	2.38%	2.41%	2.40%	2.36%	2.45%
Portfolio turnover rate	690%	344%	249%	308%	380%	499%

94 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$40.32	$37.55	$35.05	$47.28	$40.78	$30.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.54	.53	.54	.22	.23
Net gain (loss) on investments (realized and unrealized)	1.54	2.55	2.70	(11.45)	6.46	13.40
Total from investment operations	1.85	3.09	3.23	(10.91)	6.68	13.63
Less distributions from:
Net investment income	—	(.32)	(.73)	(1.32)	(.18)	(3.48)
Total distributions	—	(.32)	(.73)	(1.32)	(.18)	(3.48)
Net asset value, end of period	$42.17	$40.32	$37.55	$35.05	$47.28	$40.78

Total Return	4.59%	8.20%	9.33%	(23.04%)	16.37%	45.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,540	$1,553	$2,009	$2,048	$36,643	$10,907
Ratios to average net assets:
Net investment income (loss)	1.52%	1.35%	1.50%	1.33%	0.49%	0.60%
Total expenses	1.69%	1.69%	1.70%	1.65%	1.62%	1.66%
Net expenses[d]	1.64%	1.64%	1.66%	1.65%	1.62%	1.66%
Portfolio turnover rate	690%	344%	249%	308%	380%	499%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Retail - 66.6%
TJX Companies, Inc.	2,051	$296,452
Walmart, Inc.	2,821	290,732
Costco Wholesale Corp.	296	273,987
Home Depot, Inc.	667	270,262
Lowe’s Companies, Inc.	1,040	261,362
O’Reilly Automotive, Inc.*	2,023	218,100
Carvana Co.*	548	206,728
Ross Stores, Inc.	1,057	161,076
Target Corp.	1,625	145,763
Tractor Supply Co.	2,149	122,214
Ulta Beauty, Inc.*	213	116,458
AutoZone, Inc.*	26	111,546
Dollar General Corp.	1,064	109,964
Williams-Sonoma, Inc.	562	109,843
Dick’s Sporting Goods, Inc.	446	99,110
Genuine Parts Co.	714	98,960
Dollar Tree, Inc.*	1,011	95,408
Burlington Stores, Inc.*	348	88,566
Best Buy Company, Inc.	1,139	86,131
GameStop Corp. — Class A*	2,949	80,449
BJ’s Wholesale Club Holdings, Inc.*	845	78,796
Five Below, Inc.*	446	68,996
Ollie’s Bargain Outlet Holdings, Inc.*	496	63,686
AutoNation, Inc.*	286	62,568
Floor & Decor Holdings, Inc. — Class A*	775	57,118
Bath & Body Works, Inc.	1,998	51,469
CarMax, Inc.*	1,126	50,524
Gap, Inc.	2,321	49,646
Macy’s, Inc.	2,763	49,541
Urban Outfitters, Inc.*	689	49,215
Boot Barn Holdings, Inc.*	290	48,059
Signet Jewelers Ltd.	472	45,274
Abercrombie & Fitch Co. — Class A*	517	44,229
Murphy USA, Inc.	112	43,485
Academy Sports & Outdoors, Inc.	860	43,017
Advance Auto Parts, Inc.	699	42,919
Lithia Motors, Inc. — Class A	134	42,344
RH*	190	38,600
National Vision Holdings, Inc.*	1,317	38,443
American Eagle Outfitters, Inc.	2,035	34,819
Victoria’s Secret & Co.*	1,216	33,002
Kohl’s Corp.	1,890	29,049
ODP Corp.*	827	23,032
Total Retail		4,330,942

Internet - 29.2%
Amazon.com, Inc.*	2,850	625,774
PDD Holdings, Inc. ADR*	1,363	180,148
Alibaba Group Holding Ltd. ADR	980	175,155
Coupang, Inc.*	5,287	170,241
eBay, Inc.	1,618	147,157
JD.com, Inc. ADR	3,370	117,883
Sea Ltd. ADR*	628	112,242
MercadoLibre, Inc.*	48	112,173
Chewy, Inc. — Class A*	2,510	101,530
Wayfair, Inc. — Class A*	843	75,305
Etsy, Inc.*	904	60,017
Groupon, Inc.*	734	17,139
Total Internet		1,894,764

Distribution & Wholesale - 2.0%
Pool Corp.	227	70,386
LKQ Corp.	2,016	61,568
Total Distribution & Wholesale		131,954

Software - 1.4%
Global-e Online Ltd*	2,467	88,220

Commercial Services - 0.7%
Valvoline, Inc.*	1,271	45,642

Total Common Stocks
(Cost $3,131,091)		6,491,522

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$10,457	10,457
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	7,525	7,525
Total Repurchase Agreements
(Cost $17,982)		17,982

Total Investments - 100.2%
(Cost $3,149,073)		$6,509,504
Other Assets & Liabilities, net - (0.2)%		(9,803)
Total Net Assets - 100.0%		$6,499,701

96 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
RETAILING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,491,522	$—	$—	$6,491,522
Repurchase Agreements	—	17,982	—	17,982
Total Assets	$6,491,522	$17,982	$—	$6,509,504

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 97

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $3,131,091)	$6,491,522
Repurchase agreements, at value (cost $17,982)	17,982
Receivables:
Dividends	2,535
Fund shares sold	612
Securities lending income	12
Interest	2
Total assets	6,512,665

Liabilities:
Payable for:
Management fees	4,543
Transfer agent fees	2,080
Professional fees	1,332
Printing fees	1,234
Portfolio accounting and administration fees	548
Fund shares redeemed	497
Distribution and service fees	224
Trustees’ fees*	69
Miscellaneous	2,437
Total liabilities	12,964
Net assets	$6,499,701

Net assets consist of:
Paid in capital	$4,298,674
Total distributable earnings (loss)	2,201,027
Net assets	$6,499,701

Investor Class:
Net assets	$5,537,855
Capital shares outstanding	91,135
Net asset value per share	$60.77

Class A:
Net assets	$622,991
Capital shares outstanding	11,081
Net asset value per share	$56.22
Maximum offering price per share (Net asset value divided by 95.25%)	$59.02

Class C:
Net assets	$50,568
Capital shares outstanding	1,086
Net asset value per share	$46.56

Class H:
Net assets	$288,287
Capital shares outstanding	5,271
Net asset value per share	$54.69

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $23)	$38,639
Interest	874
Income from securities lending, net	183
Total investment income	39,696

Expenses:
Management fees	29,230
Distribution and service fees:
Class A	810
Class C	230
Class H	361
Transfer agent fees	7,350
Portfolio accounting and administration fees	5,244
Registration fees	4,397
Professional fees	1,510
Trustees’ fees*	493
Custodian fees	484
Miscellaneous	1,205
Total expenses	51,314
Less:
Expenses reimbursed by Adviser	(1,720)
Net expenses	49,594
Net investment loss	(9,898)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	337,811
Net realized gain	337,811
Net change in unrealized appreciation (depreciation) on:
Investments	768,089
Net change in unrealized appreciation (depreciation)	768,089
Net realized and unrealized gain	1,105,900
Net increase in net assets resulting from operations	$1,096,002

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

98 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(9,898)	$(21,947)
Net realized gain on investments	337,811	628,972
Net change in unrealized appreciation (depreciation) on investments	768,089	(593,590)
Net increase in net assets resulting from operations	1,096,002	13,435

Capital share transactions:
Proceeds from sale of shares
Investor Class	7,547,376	25,633,421
Class A	57,246	319,096
Class C	2,240	29,848
Class H	4,733	123,353
Cost of shares redeemed
Investor Class	(7,927,188)	(29,180,206)
Class A	(136,586)	(486,061)
Class C	(1,227)	(59,851)
Class H	(79,095)	(204,918)
Net decrease from capital share transactions	(532,501)	(3,825,318)
Net increase (decrease) in net assets	563,501	(3,811,883)

Net assets:
Beginning of period	5,936,200	9,748,083
End of period	$6,499,701	$5,936,200

Capital share activity:
Shares sold
Investor Class	132,890	492,051
Class A	1,103	6,577
Class C	49	733
Class H	88	2,518
Shares redeemed
Investor Class	(137,814)	(561,923)
Class A	(2,508)	(9,799)
Class C	(27)	(1,439)
Class H	(1,608)	(4,197)
Net decrease in shares	(7,827)	(75,479)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 99

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$51.82	$51.43	$42.39	$46.75	$57.11	$28.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.10)	(.03)	(.08)	(.30)	(.25)
Net gain (loss) on investments (realized and unrealized)	9.02	.49	9.07	(4.28)	(5.31)	28.74
Total from investment operations	8.95	.39	9.04	(4.36)	(5.61)	28.49
Less distributions from:
Net realized gains	—	—	—	—	(4.75)	—
Total distributions	—	—	—	—	(4.75)	—
Net asset value, end of period	$60.77	$51.82	$51.43	$42.39	$46.75	$57.11

Total Return	17.27%	0.76%	21.33%	(9.33%)	(10.94%)	99.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,538	$4,977	$8,533	$7,334	$7,998	$24,987
Ratios to average net assets:
Net investment income (loss)	(0.25%)	(0.19%)	(0.08%)	(0.19%)	(0.53%)	(0.52%)
Total expenses	1.45%	1.43%	1.43%	1.40%	1.36%	1.43%
Net expenses[c]	1.40%	1.38%	1.40%	1.40%	1.36%	1.43%
Portfolio turnover rate	116%	296%	299%	371%	214%	270%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$48.00	$47.76	$39.46	$43.64	$53.75	$27.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.24)	(.11)	(.17)	(.42)	(.38)
Net gain (loss) on investments (realized and unrealized)	8.35	.48	8.41	(4.01)	(4.94)	27.13
Total from investment operations	8.22	.24	8.30	(4.18)	(5.36)	26.75
Less distributions from:
Net realized gains	—	—	—	—	(4.75)	—
Total distributions	—	—	—	—	(4.75)	—
Net asset value, end of period	$56.22	$48.00	$47.76	$39.46	$43.64	$53.75

Total Return[d]	17.13%	0.50%	21.03%	(9.58%)	(11.17%)	99.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$623	$599	$750	$985	$1,917	$2,133
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.50%)	(0.27%)	(0.45%)	(0.79%)	(0.83%)
Total expenses	1.70%	1.69%	1.69%	1.65%	1.61%	1.67%
Net expenses[c]	1.65%	1.64%	1.65%	1.65%	1.61%	1.67%
Portfolio turnover rate	116%	296%	299%	371%	214%	270%

100 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$39.93	$40.01	$33.31	$37.12	$46.74	$23.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.50)	(.34)	(.39)	(.70)	(.62)
Net gain (loss) on investments (realized and unrealized)	6.90	.42	7.04	(3.42)	(4.17)	23.69
Total from investment operations	6.63	(.08)	6.70	(3.81)	(4.87)	23.07
Less distributions from:
Net realized gains	—	—	—	—	(4.75)	—
Total distributions	—	—	—	—	(4.75)	—
Net asset value, end of period	$46.56	$39.93	$40.01	$33.31	$37.12	$46.74

Total Return[d]	16.60%	(0.20%)	20.11%	(10.26%)	(11.84%)	97.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51	$42	$71	$147	$196	$294
Ratios to average net assets:
Net investment income (loss)	(1.26%)	(1.24%)	(1.01%)	(1.18%)	(1.54%)	(1.65%)
Total expenses	2.45%	2.44%	2.43%	2.40%	2.36%	2.44%
Net expenses[c]	2.40%	2.39%	2.40%	2.40%	2.36%	2.44%
Portfolio turnover rate	116%	296%	299%	371%	214%	270%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 101

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$46.70	$46.47	$38.40	$42.47	$52.44	$26.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.24)	(.10)	(.18)	(.38)	(.39)
Net gain (loss) on investments (realized and unrealized)	8.12	.47	8.17	(3.89)	(4.84)	26.48
Total from investment operations	7.99	.23	8.07	(4.07)	(5.22)	26.09
Less distributions from:
Net realized gains	—	—	—	—	(4.75)	—
Total distributions	—	—	—	—	(4.75)	—
Net asset value, end of period	$54.69	$46.70	$46.47	$38.40	$42.47	$52.44

Total Return	17.11%	0.49%	21.02%	(9.58%)	(11.18%)	99.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$288	$317	$394	$603	$673	$661
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.52%)	(0.26%)	(0.47%)	(0.73%)	(0.91%)
Total expenses	1.70%	1.69%	1.68%	1.65%	1.60%	1.69%
Net expenses[c]	1.65%	1.64%	1.65%	1.65%	1.60%	1.69%
Portfolio turnover rate	116%	296%	299%	371%	214%	270%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

102 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Software - 29.1%
Microsoft Corp.	8,641	$4,475,606
Palantir Technologies, Inc. — Class A*	8,429	1,537,618
Oracle Corp.	5,421	1,524,602
Salesforce, Inc.	4,320	1,023,840
Intuit, Inc.	1,435	979,976
ServiceNow, Inc.*	1,043	959,852
Adobe, Inc.*	2,462	868,470
ROBLOX Corp. — Class A*	4,964	687,613
Synopsys, Inc.*	1,369	675,451
Strategy, Inc. — Class A*	2,095	675,030
Cadence Design Systems, Inc.*	1,916	673,014
Snowflake, Inc. — Class A*	2,592	584,626
Workday, Inc. — Class A*	2,421	582,807
Autodesk, Inc.*	1,818	577,524
Cloudflare, Inc. — Class A*	2,690	577,247
Electronic Arts, Inc.	2,723	549,229
Roper Technologies, Inc.	1,019	508,165
Datadog, Inc. — Class A*	3,530	502,672
Take-Two Interactive Software, Inc.*	1,899	490,626
Atlassian Corp. — Class A*	3,065	489,480
NetEase, Inc. ADR	2,796	424,964
Monday.com Ltd.*	1,834	355,227
PTC, Inc.*	1,687	342,495
MongoDB, Inc.*	1,100	341,418
Zoom Communications, Inc. — Class A*	4,076	336,270
Samsara, Inc. — Class A*	8,559	318,823
IonQ, Inc.*	5,087	312,851
Guidewire Software, Inc.*	1,288	296,060
Nutanix, Inc. — Class A*	3,921	291,683
HubSpot, Inc.*	571	267,114
Dynatrace, Inc.*	5,478	265,409
Twilio, Inc. — Class A*	2,633	263,537
DocuSign, Inc.*	3,505	252,675
Unity Software, Inc.*	6,040	241,842
Akamai Technologies, Inc.*	2,943	222,962
Bentley Systems, Inc. — Class B	3,978	204,787
Dropbox, Inc. — Class A*	6,391	193,072
SoundHound AI, Inc. — Class A*	11,510	185,081
Confluent, Inc. — Class A*	9,008	178,358
Gitlab, Inc. — Class A*	3,864	174,189
Manhattan Associates, Inc.*	701	143,691
ZoomInfo Technologies, Inc. — Class A*	10,361	113,039
Total Software		24,668,995

Semiconductors - 27.7%
NVIDIA Corp.	25,808	4,815,257
Broadcom, Inc.	8,176	2,697,344
Advanced Micro Devices, Inc.*	7,320	1,184,303
Micron Technology, Inc.	5,894	986,184
Applied Materials, Inc.	4,752	972,924
Intel Corp.*	28,678	962,147
Lam Research Corp.	7,149	957,251
QUALCOMM, Inc.	5,739	954,740
Texas Instruments, Inc.	4,981	915,159
KLA Corp.	823	887,688
Analog Devices, Inc.	3,147	773,218
ASML Holding N.V. — Class G	742	718,323
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,478	692,081
Marvell Technology, Inc.	8,095	680,547
NXP Semiconductor N.V.	2,984	679,546
ARM Holdings plc ADR*	3,367	476,397
STMicroelectronics N.V. — Class Y	16,238	458,886
Microchip Technology, Inc.	6,391	410,430
Teradyne, Inc.	2,657	365,709
Astera Labs, Inc.*	1,687	330,314
ON Semiconductor Corp.*	6,415	316,324
Monolithic Power Systems, Inc.	310	285,398
Entegris, Inc.	2,943	272,110
Skyworks Solutions, Inc.	3,138	241,563
Rambus, Inc.*	2,299	239,556
Lattice Semiconductor Corp.*	3,212	235,504
Qorvo, Inc.*	2,323	211,579
MKS, Inc.	1,663	205,829
Cirrus Logic, Inc.*	1,386	173,652
GLOBALFOUNDRIES, Inc.*	4,027	144,328
Axcelis Technologies, Inc.*	1,117	109,064
Impinj, Inc.*	579	104,654
Total Semiconductors		23,458,009

Computers - 17.5%
Apple, Inc.	17,714	4,510,516
International Business Machines Corp.	4,255	1,200,591
Crowdstrike Holdings, Inc. — Class A*	1,663	815,502
Dell Technologies, Inc. — Class C	4,940	700,344
Seagate Technology Holdings plc	2,307	544,590
Fortinet, Inc.*	6,252	525,668
Accenture plc — Class A	2,119	522,545
Western Digital Corp.	4,223	507,013
Check Point Software Technologies Ltd.*	2,331	482,307
CyberArk Software Ltd.*	954	460,925
Infosys Ltd. ADR	25,743	418,839
Hewlett Packard Enterprise Co.	16,206	398,019
Cognizant Technology Solutions Corp. — Class A	5,837	391,488
Zscaler, Inc.*	1,296	388,359
Super Micro Computer, Inc.*	7,646	366,549
Pure Storage, Inc. — Class A*	4,329	362,813
HP, Inc.	12,896	351,158
NetApp, Inc.	2,812	333,110
Gartner, Inc.*	1,223	321,490
Sandisk Corp.*	2,690	301,818
Rigetti Computing, Inc.*	9,497	282,916
Okta, Inc.*	3,065	281,061
Lumentum Holdings, Inc.*	1,443	234,791
Varonis Systems, Inc.*	3,049	175,226
Total Computers		14,877,638

Internet - 15.3%
Alphabet, Inc. — Class A	15,871	3,858,240
Meta Platforms, Inc. — Class A	4,108	3,016,833

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
TECHNOLOGY FUND

	Shares	Value
AppLovin Corp. — Class A*	1,549	$1,113,018
Palo Alto Networks, Inc.*	4,092	833,213
Shopify, Inc. — Class A*	4,092	608,112
Baidu, Inc. ADR*	3,937	518,779
Sea Ltd. ADR*	2,454	438,603
Reddit, Inc. — Class A*	1,793	412,372
VeriSign, Inc.	1,198	334,925
CDW Corp.	2,022	322,064
Pinterest, Inc. — Class A*	9,660	310,762
GoDaddy, Inc. — Class A*	2,136	292,269
Gen Digital, Inc.	9,668	274,475
F5, Inc.*	750	242,393
Snap, Inc. — Class A*	29,199	225,124
Match Group, Inc.	5,625	198,675
Total Internet		12,999,857

Telecommunications - 4.4%
Cisco Systems, Inc.	16,385	1,121,062
Arista Networks, Inc.*	5,665	825,447
Motorola Solutions, Inc.	1,296	592,648
Corning, Inc.	7,222	592,421
Credo Technology Group Holding Ltd.*	2,217	322,817
Applied Digital Corp.*	8,095	185,699
InterDigital, Inc.	342	118,069
Total Telecommunications		3,758,163

Electronics - 3.5%
Amphenol Corp. — Class A	7,149	884,689
TE Connectivity plc	2,071	454,647
Keysight Technologies, Inc.*	2,217	387,798
Jabil, Inc.	1,557	338,134
Flex Ltd.*	5,723	331,762
Trimble, Inc.*	3,733	304,799
Coherent Corp.*	2,731	294,183
Total Electronics		2,996,012

Investment Companies - 0.8%
Riot Platforms, Inc.*	10,744	204,458
MARA Holdings, Inc.*	10,736	196,040
Core Scientific, Inc.*	9,546	171,255
Cleanspark, Inc.*	11,486	166,547
Total Investment Companies		738,300
Energy-Alternate Sources - 0.6%
First Solar, Inc.*	1,590	350,643
Enphase Energy, Inc.*	4,117	145,700
Total Energy-Alternate Sources		496,343

Office & Business Equipment - 0.3%
Zebra Technologies Corp. — Class A*	880	261,501

Electrical Components & Equipment - 0.2%
Universal Display Corp.	905	129,985

Total Common Stocks
(Cost $43,448,691)		84,384,803

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$272,178	272,178
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	195,850	195,850
Total Repurchase Agreements
(Cost $468,028)		468,028

Total Investments - 100.0%
(Cost $43,916,719)		$84,852,831
Other Assets & Liabilities, net - 0.0%		(30,157)
Total Net Assets - 100.0%		$84,822,674

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

104 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
TECHNOLOGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$84,384,803	$—	$—	$84,384,803
Repurchase Agreements	—	468,028	—	468,028
Total Assets	$84,384,803	$468,028	$—	$84,852,831

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 105

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $43,448,691)	$84,384,803
Repurchase agreements, at value (cost $468,028)	468,028
Cash	1,275
Receivables:
Securities sold	3,056,082
Fund shares sold	85,251
Dividends	19,132
Foreign tax reclaims	1,108
Securities lending income	203
Interest	55
Total assets	88,015,937

Liabilities:
Payable for:
Fund shares redeemed	3,055,104
Management fees	56,828
Transfer agent fees	20,629
Portfolio accounting and administration fees	6,853
Distribution and service fees	4,948
Trustees’ fees*	661
Miscellaneous	48,240
Total liabilities	3,193,263
Net assets	$84,822,674

Net assets consist of:
Paid in capital	$45,237,169
Total distributable earnings (loss)	39,585,505
Net assets	$84,822,674

Investor Class:
Net assets	$68,206,107
Capital shares outstanding	264,133
Net asset value per share	$258.23

Class A:
Net assets	$12,375,952
Capital shares outstanding	53,533
Net asset value per share	$231.18
Maximum offering price per share (Net asset value divided by 95.25%)	$242.71

Class C:
Net assets	$3,017,270
Capital shares outstanding	15,957
Net asset value per share	$189.09

Class H:
Net assets	$1,223,345
Capital shares outstanding	5,445
Net asset value per share	$224.67

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $857)	$179,060
Interest	6,995
Income from securities lending, net	1,075
Total investment income	187,130

Expenses:
Management fees	262,154
Distribution and service fees:
Class A	13,054
Class C	13,604
Class H	1,270
Transfer agent fees	61,883
Portfolio accounting and administration fees	47,033
Registration fees	29,177
Professional fees	17,832
Custodian fees	4,248
Trustees’ fees*	3,149
Miscellaneous	16,881
Total expenses	470,285
Less:
Expenses reimbursed by Adviser	(15,421)
Net expenses	454,864
Net investment loss	(267,734)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,313,148
Net realized gain	1,313,148
Net change in unrealized appreciation (depreciation) on:
Investments	18,512,099
Net change in unrealized appreciation (depreciation)	18,512,099
Net realized and unrealized gain	19,825,247
Net increase in net assets resulting from operations	$19,557,513

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

106 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(267,734)	$(460,150)
Net realized gain on investments	1,313,148	6,023,320
Net change in unrealized appreciation (depreciation) on investments	18,512,099	(4,855,155)
Net increase in net assets resulting from operations	19,557,513	708,015

Distributions to shareholders:
Investor Class	—	(1,530,798)
Class A	—	(459,868)
Class C	—	(184,496)
Class H	—	(57,400)
Total distributions to shareholders	—	(2,232,562)

Capital share transactions:
Proceeds from sale of shares
Investor Class	59,378,808	79,367,937
Class A	1,088,720	3,403,242
Class C	443,908	833,942
Class H	115,084	3,054,402
Distributions reinvested
Investor Class	—	1,459,040
Class A	—	446,832
Class C	—	182,134
Class H	—	54,967
Cost of shares redeemed
Investor Class	(33,082,315)	(89,094,206)
Class A	(1,312,241)	(3,152,579)
Class C	(761,613)	(1,435,843)
Class H	(76,863)	(3,478,421)
Net increase (decrease) from capital share transactions	25,793,488	(8,358,553)
Net increase (decrease) in net assets	45,351,001	(9,883,100)

Net assets:
Beginning of period	39,471,673	49,354,773
End of period	$84,822,674	$39,471,673

Capital share activity:
Shares sold
Investor Class	267,738	396,477
Class A	5,549	18,497
Class C	2,714	5,424
Class H	654	17,882
Shares issued from reinvestment of distributions
Investor Class	—	6,811
Class A	—	2,325
Class C	—	1,152
Class H	—	294
Shares redeemed
Investor Class	(150,326)	(444,843)
Class A	(7,284)	(17,475)
Class C	(4,769)	(9,474)
Class H	(489)	(20,333)
Net increase (decrease) in shares	113,787	(43,263)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 107

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$184.35	$191.70	$141.40	$168.83	$177.69	$100.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.88)	(1.39)	(.97)	(.68)	(1.32)	(.96)
Net gain (loss) on investments (realized and unrealized)	74.76	3.29	55.52	(20.64)	6.56	81.24
Total from investment operations	73.88	1.90	54.55	(21.32)	5.24	80.28
Less distributions from:
Net realized gains	—	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Total distributions	—	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Net asset value, end of period	$258.23	$184.35	$191.70	$141.40	$168.83	$177.69

Total Return	40.08%	0.32%	39.06%	(11.94%)	1.94%	80.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,206	$27,047	$36,092	$23,656	$32,397	$35,562
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.70%)	(0.61%)	(0.50%)	(0.68%)	(0.65%)
Total expenses	1.43%	1.43%	1.44%	1.39%	1.36%	1.44%
Net expenses[c]	1.38%	1.38%	1.40%	1.39%	1.36%	1.44%
Portfolio turnover rate	53%	138%	211%	121%	175%	195%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$165.24	$173.09	$128.33	$154.37	$163.90	$92.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.00)	(1.75)	(1.27)	(.93)	(1.68)	(1.24)
Net gain (loss) on investments (realized and unrealized)	66.94	3.15	50.28	(19.00)	6.25	75.15
Total from investment operations	65.94	1.40	49.01	(19.93)	4.57	73.91
Less distributions from:
Net realized gains	—	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Total distributions	—	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Net asset value, end of period	$231.18	$165.24	$173.09	$128.33	$154.37	$163.90

Total Return[d]	39.91%	0.07%	38.72%	(12.16%)	1.69%	79.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,376	$9,133	$8,987	$6,538	$8,305	$9,190
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(0.97%)	(0.87%)	(0.75%)	(0.96%)	(0.90%)
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	53%	138%	211%	121%	175%	195%

108 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$135.67	$144.59	$108.59	$132.87	$143.81	$82.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.43)	(2.58)	(1.97)	(1.59)	(2.60)	(2.01)
Net gain (loss) on investments (realized and unrealized)	54.85	2.91	42.22	(16.58)	5.76	66.39
Total from investment operations	53.42	.33	40.25	(18.17)	3.16	64.38
Less distributions from:
Net realized gains	—	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Total distributions	—	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Net asset value, end of period	$189.09	$135.67	$144.59	$108.59	$132.87	$143.81

Total Return[d]	39.37%	(0.68%)	37.69%	(12.82%)	0.92%	78.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,017	$2,444	$3,023	$2,856	$4,194	$6,214
Ratios to average net assets:
Net investment income (loss)	(1.78%)	(1.71%)	(1.62%)	(1.51%)	(1.70%)	(1.65%)
Total expenses	2.45%	2.44%	2.43%	2.39%	2.36%	2.44%
Net expenses[c]	2.40%	2.39%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	53%	138%	211%	121%	175%	195%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 109

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$160.60	$168.44	$124.98	$150.57	$160.17	$90.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.98)	(1.69)	(1.26)	(.92)	(1.62)	(1.01)
Net gain (loss) on investments (realized and unrealized)	65.05	3.10	48.97	(18.56)	6.12	73.26
Total from investment operations	64.07	1.41	47.71	(19.48)	4.50	72.25
Less distributions from:
Net realized gains	—	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Total distributions	—	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Net asset value, end of period	$224.67	$160.60	$168.44	$124.98	$150.57	$160.17

Total Return	39.89%	0.06%	38.72%	(12.17%)	1.68%	79.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,223	$848	$1,253	$997	$1,355	$1,734
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(0.96%)	(0.88%)	(0.76%)	(0.93%)	(0.83%)
Total expenses	1.69%	1.69%	1.69%	1.64%	1.60%	1.74%
Net expenses[c]	1.64%	1.64%	1.65%	1.64%	1.60%	1.74%
Portfolio turnover rate	53%	138%	211%	121%	175%	195%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

110 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Telecommunications - 73.9%
Cisco Systems, Inc.	11,506	$787,241
AT&T, Inc.	24,444	690,299
Arista Networks, Inc.*	4,691	683,526
Verizon Communications, Inc.	14,699	646,021
T-Mobile US, Inc.	2,221	531,663
Motorola Solutions, Inc.	912	417,048
Ciena Corp.*	2,285	332,856
EchoStar Corp. — Class A*	4,092	312,465
AST SpaceMobile, Inc.*	5,979	293,449
Telefonaktiebolaget LM Ericsson ADR	26,625	220,189
Frontier Communications Parent, Inc.*	5,775	215,696
Nokia Oyj ADR	41,965	201,852
Vodafone Group plc ADR	16,840	195,344
BCE, Inc.	8,350	195,306
America Movil SAB de CV ADR	8,957	188,097
TELUS Corp.	11,820	186,401
Rogers Communications, Inc. — Class B	5,083	175,211
Lumen Technologies, Inc.*	28,255	172,921
Telephone & Data Systems, Inc.	3,479	136,516
Calix, Inc.*	2,169	133,112
Viasat, Inc.*	4,268	125,052
CommScope Holding Company, Inc.*	7,961	123,236
Viavi Solutions, Inc.*	9,414	119,464
InterDigital, Inc.	338	116,688
Extreme Networks, Inc.*	5,281	109,053
Globalstar, Inc.*	2,891	105,203
Iridium Communications, Inc.	4,996	87,230
Harmonic, Inc.*	7,358	74,904
Gogo, Inc.*	6,010	51,626
GCI Liberty, Inc. — Class C*	775	28,884
Total Telecommunications		7,656,553

Media - 13.3%
Comcast Corp. — Class A	16,558	520,252
Charter Communications, Inc. — Class A*	1,384	380,745
Liberty Broadband Corp. — Class C*	3,325	211,271
Liberty Global Ltd. — Class A*	15,429	176,816
Liberty Latin America Ltd. — Class C*	10,299	86,924
Total Media		1,376,008

Internet - 5.9%
Roku, Inc.*	2,762	276,559
F5, Inc.*	745	240,777
Cogent Communications Holdings, Inc.	2,589	99,288
Total Internet		616,624

Computers - 3.2%
Lumentum Holdings, Inc.*	1,451	236,092
NetScout Systems, Inc.*	3,644	94,125
Total Computers		330,217

Software - 1.6%
Nice Ltd. ADR*	1,148	166,207

Electronics - 0.8%
Applied Optoelectronics, Inc.*	3,384	87,747

Engineering & Construction - 0.8%
Uniti Group, Inc.*	12,868	78,753

Total Common Stocks
(Cost $7,941,807)		10,312,109

MONEY MARKET FUND***,† - 0.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	16,421	16,421
Total Money Market Fund
(Cost $16,421)		16,421

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$25,877	25,877
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	18,620	18,620
Total Repurchase Agreements
(Cost $44,497)		44,497

Total Investments - 100.1%
(Cost $8,002,725)		$10,373,027
Other Assets & Liabilities, net - (0.1)%		(12,310)
Total Net Assets - 100.0%		$10,360,717

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
TELECOMMUNICATIONS FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,312,109	$—	$—	$10,312,109
Money Market Fund	16,421	—	—	16,421
Repurchase Agreements	—	44,497	—	44,497
Total Assets	$10,328,530	$44,497	$—	$10,373,027

112 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $7,958,228)	$10,328,530
Repurchase agreements, at value (cost $44,497)	44,497
Cash	1,006
Receivables:
Securities sold	198,635
Dividends	11,100
Fund shares sold	1,812
Foreign tax reclaims	608
Securities lending income	214
Interest	5
Total assets	10,586,407

Liabilities:
Payable for:
Fund shares redeemed	206,364
Management fees	7,295
Transfer agent fees	3,311
Portfolio accounting and administration fees	880
Trustees’ fees*	106
Distribution and service fees	64
Miscellaneous	7,670
Total liabilities	225,690
Net assets	$10,360,717

Net assets consist of:
Paid in capital	$10,341,305
Total distributable earnings (loss)	19,412
Net assets	$10,360,717

Investor Class:
Net assets	$10,039,710
Capital shares outstanding	155,608
Net asset value per share	$64.52

Class A:
Net assets	$229,599
Capital shares outstanding	3,979
Net asset value per share	$57.70
Maximum offering price per share (Net asset value divided by 95.25%)	$60.58

Class C:
Net assets	$2,131
Capital shares outstanding	44
Net asset value per share	$47.92

Class H:
Net assets	$89,277
Capital shares outstanding	1,592
Net asset value per share	$56.08

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $3,362)	$113,359
Interest	1,107
Income from securities lending, net	1,075
Total investment income	115,541

Expenses:
Management fees	35,731
Distribution and service fees:
Class A	230
Class C	28
Class H	96
Transfer agent fees	9,093
Portfolio accounting and administration fees	6,410
Professional fees	5,092
Trustees’ fees*	1,212
Custodian fees	653
Line of credit fees	92
Miscellaneous	2,325
Total expenses	60,962
Less:
Expenses reimbursed by Adviser	(2,102)
Net expenses	58,860
Net investment income	56,681

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	640,034
Net realized gain	640,034
Net change in unrealized appreciation (depreciation) on:
Investments	935,332
Net change in unrealized appreciation (depreciation)	935,332
Net realized and unrealized gain	1,575,366
Net increase in net assets resulting from operations	$1,632,047

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 113

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$56,681	$87,601
Net realized gain (loss) on investments	640,034	(65,563)
Net change in unrealized appreciation (depreciation) on investments	935,332	1,188,382
Net increase in net assets resulting from operations	1,632,047	1,210,420

Distributions to shareholders:
Investor Class	—	(50,338)
Class A	—	(621)
Class C	—	(35)
Class H	—	(370)
Total distributions to shareholders	—	(51,364)

Capital share transactions:
Proceeds from sale of shares
Investor Class	19,329,421	49,507,108
Class A	428,523	1,084,877
Class C	86,936	66,158
Class H	7,764	109,806
Distributions reinvested
Investor Class	—	50,303
Class A	—	621
Class C	—	35
Class H	—	370
Cost of shares redeemed
Investor Class	(37,474,044)	(27,858,153)
Class A	(419,331)	(1,032,833)
Class C	(95,983)	(82,282)
Class H	(38,117)	(126,264)
Net increase (decrease) from capital share transactions	(18,174,831)	21,719,746
Net increase (decrease) in net assets	(16,542,784)	22,878,802

Net assets:
Beginning of period	26,903,501	4,024,699
End of period	$10,360,717	$26,903,501

Capital share activity:
Shares sold
Investor Class	351,832	976,689
Class A	8,682	24,782
Class C	2,149	1,838
Class H	139	2,758
Shares issued from reinvestment of distributions
Investor Class	—	936
Class A	—	13
Class C	—	1
Class H	—	8
Shares redeemed
Investor Class	(707,386)	(553,480)
Class A	(8,654)	(23,533)
Class C	(2,404)	(2,305)
Class H	(893)	(2,907)
Net increase (decrease) in shares	(356,535)	424,800

114 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$52.04	$43.66	$44.78	$53.37	$56.03	$43.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.27	.49	.11	.58	.66
Net gain (loss) on investments (realized and unrealized)	12.09	8.20	(.92)	(8.10)	(3.00)	13.33
Total from investment operations	12.48	8.47	(.43)	(7.99)	(2.42)	13.99
Less distributions from:
Net investment income	—	(.09)	(.69)	(.60)	(.24)	(1.15)
Total distributions	—	(.09)	(.69)	(.60)	(.24)	(1.15)
Net asset value, end of period	$64.52	$52.04	$43.66	$44.78	$53.37	$56.03

Total Return	23.98%	19.39%	(0.91%)	(14.87%)	(4.36%)	32.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,040	$26,601	$3,799	$8,152	$997	$1,773
Ratios to average net assets:
Net investment income (loss)	1.36%	0.52%	1.13%	0.26%	1.02%	1.33%
Total expenses[c]	1.44%	1.45%	1.42%	1.40%	1.36%	1.46%
Net expenses[d]	1.39%	1.40%	1.39%	1.40%	1.36%	1.46%
Portfolio turnover rate	170%	159%	466%	471%	551%	344%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$46.61	$39.20	$40.35	$48.30	$50.87	$39.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.29	.32	.22	.37	.41
Net gain (loss) on investments (realized and unrealized)	10.88	7.21	(.78)	(7.57)	(2.70)	12.21
Total from investment operations	11.09	7.50	(.46)	(7.35)	(2.33)	12.62
Less distributions from:
Net investment income	—	(.09)	(.69)	(.60)	(.24)	(1.15)
Total distributions	—	(.09)	(.69)	(.60)	(.24)	(1.15)
Net asset value, end of period	$57.70	$46.61	$39.20	$40.35	$48.30	$50.87

Total Return[e]	23.79%	19.12%	(1.08%)	(15.12%)	(4.59%)	32.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$230	$184	$105	$258	$368	$467
Ratios to average net assets:
Net investment income (loss)	0.82%	0.65%	0.82%	0.54%	0.71%	0.90%
Total expenses[c]	1.69%	1.70%	1.69%	1.65%	1.61%	1.70%
Net expenses[d]	1.64%	1.65%	1.66%	1.65%	1.61%	1.70%
Portfolio turnover rate	170%	159%	466%	471%	551%	344%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 115

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$38.85	$32.95	$34.29	$41.46	$44.03	$34.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.06	— [f]	(.08)	(.01)	.01
Net gain (loss) on investments (realized and unrealized)	9.03	5.93	(.65)	(6.49)	(2.32)	10.70
Total from investment operations	9.07	5.99	(.65)	(6.57)	(2.33)	10.71
Less distributions from:
Net investment income	—	(.09)	(.69)	(.60)	(.24)	(1.15)
Total distributions	—	(.09)	(.69)	(.60)	(.24)	(1.15)
Net asset value, end of period	$47.92	$38.85	$32.95	$34.29	$41.46	$44.03

Total Return[e]	23.31%	18.20%	(1.84%)	(15.76%)	(5.30%)	31.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2	$12	$25	$33	$122	$188
Ratios to average net assets:
Net investment income (loss)	0.21%	0.17%	— [g]	(0.22%)	(0.02%)	0.03%
Total expenses[c]	2.47%	2.43%	2.45%	2.39%	2.36%	2.43%
Net expenses[d]	2.43%	2.38%	2.42%	2.39%	2.36%	2.43%
Portfolio turnover rate	170%	159%	466%	471%	551%	344%

116 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$45.29	$38.11	$39.24	$47.00	$49.50	$38.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.30	.28	.22	.44	.28
Net gain (loss) on investments (realized and unrealized)	10.55	6.97	(.72)	(7.38)	(2.70)	12.01
Total from investment operations	10.79	7.27	(.44)	(7.16)	(2.26)	12.29
Less distributions from:
Net investment income	—	(.09)	(.69)	(.60)	(.24)	(1.15)
Total distributions	—	(.09)	(.69)	(.60)	(.24)	(1.15)
Net asset value, end of period	$56.08	$45.29	$38.11	$39.24	$47.00	$49.50

Total Return	23.82%	19.12%	(1.12%)	(15.14%)	(4.60%)	32.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$89	$106	$95	$111	$124	$245
Ratios to average net assets:
Net investment income (loss)	0.98%	0.70%	0.73%	0.55%	0.86%	0.61%
Total expenses[c]	1.70%	1.69%	1.70%	1.65%	1.61%	1.68%
Net expenses[d]	1.65%	1.64%	1.67%	1.65%	1.61%	1.68%
Portfolio turnover rate	170%	159%	466%	471%	551%	344%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Less than $0.01 per share.
[g]	Less than 0.01% or (0.01%).

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Transportation - 36.1%
Union Pacific Corp.	1,136	$268,516
Norfolk Southern Corp.	625	187,756
CSX Corp.	5,135	182,344
United Parcel Service, Inc. — Class B	2,179	182,012
FedEx Corp.	667	157,285
Old Dominion Freight Line, Inc.	771	108,541
Expeditors International of Washington, Inc.	717	87,897
CH Robinson Worldwide, Inc.	638	84,471
Canadian Pacific Kansas City Ltd.	1,116	83,131
Canadian National Railway Co.	878	82,795
XPO, Inc.*	622	80,406
ZIM Integrated Shipping Services Ltd.	5,849	79,254
ZTO Express Cayman, Inc. ADR	4,074	78,221
Star Bulk Carriers Corp.	4,072	75,698
TFI International, Inc.	825	72,650
J.B. Hunt Transport Services, Inc.	496	66,548
Ryder System, Inc.	286	53,951
Knight-Swift Transportation Holdings, Inc.	1,302	51,442
Kirby Corp.*	546	45,564
Saia, Inc.*	149	44,605
Landstar System, Inc.	347	42,528
Matson, Inc.	369	36,380
Hub Group, Inc. — Class A	849	29,240
Werner Enterprises, Inc.	955	25,136
Forward Air Corp.*	795	20,384
ArcBest Corp.	236	16,489
Total Transportation		2,243,244

Auto Manufacturers - 27.2%
Tesla, Inc.*	1,858	826,290
General Motors Co.	2,753	167,850
Ford Motor Co.	12,517	149,703
NIO, Inc. ADR*	13,416	102,230
Li Auto, Inc. ADR*	3,373	85,472
Rivian Automotive, Inc. — Class A*	5,503	80,784
Ferrari N.V.	166	80,547
Stellantis N.V.	8,419	78,633
Toyota Motor Corp. ADR	396	75,672
Lucid Group, Inc.*	1,713	40,752
Total Auto Manufacturers		1,687,933

Auto Parts & Equipment - 11.6%
Aptiv plc*	984	84,841
Magna International, Inc.	1,695	80,309
Mobileye Global, Inc. — Class A*	5,667	80,018
Autoliv, Inc.	620	76,570
BorgWarner, Inc.	1,501	65,984
QuantumScape Corp.*	4,656	57,362
Gentex Corp.	1,907	53,968
Lear Corp.	480	48,293
Visteon Corp.	313	37,516
Dana, Inc.	1,689	33,848
Adient plc*	1,217	29,305
Goodyear Tire & Rubber Co.*	3,909	29,239
Dorman Products, Inc.*	168	26,188
Fox Factory Holding Corp.*	784	19,043
Total Auto Parts & Equipment		722,484

Airlines - 10.9%
Delta Air Lines, Inc.	2,285	129,674
United Airlines Holdings, Inc.*	1,182	114,063
Southwest Airlines Co.	2,762	88,135
Ryanair Holdings plc ADR	1,338	80,574
Copa Holdings S.A. — Class A	666	79,134
American Airlines Group, Inc.*	4,860	54,626
Alaska Air Group, Inc.*	920	45,798
SkyWest, Inc.*	411	41,355
JetBlue Airways Corp.*	5,129	25,235
Allegiant Travel Co. — Class A*	332	20,176
Total Airlines		678,770

Internet - 7.7%
Uber Technologies, Inc.*	3,237	317,129
Grab Holdings Ltd. — Class A*	15,069	90,715
Lyft, Inc. — Class A*	3,202	70,476
Total Internet		478,320

Commercial Services - 1.8%
GXO Logistics, Inc.*	1,006	53,207
Avis Budget Group, Inc.*	223	35,808
Hertz Global Holdings, Inc.*	2,916	19,829
Total Commercial Services		108,844

Home Builders - 1.1%
Thor Industries, Inc.	462	47,905
Winnebago Industries, Inc.	594	19,863
Total Home Builders		67,768

Aerospace & Defense - 1.1%
Joby Aviation, Inc.*	4,128	66,626

Building Materials - 0.9%
Modine Manufacturing Co.*	415	58,997

Leisure Time - 0.6%
Harley-Davidson, Inc.	1,356	37,833

Retail - 0.5%
Patrick Industries, Inc.	298	30,822

Total Common Stocks
(Cost $3,144,909)		6,181,641

118 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
TRANSPORTATION FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$31,862	$31,862
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	22,927	22,927
Total Repurchase Agreements
(Cost $54,789)		54,789

Total Investments - 100.4%
(Cost $3,199,698)		$6,236,430
Other Assets & Liabilities, net - (0.4)%		(25,050)
Total Net Assets - 100.0%		$6,211,380

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,181,641	$—	$—	$6,181,641
Repurchase Agreements	—	54,789	—	54,789
Total Assets	$6,181,641	$54,789	$—	$6,236,430

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 119

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $3,144,909)	$6,181,641
Repurchase agreements, at value (cost $54,789)	54,789
Receivables:
Securities sold	2,110,413
Dividends	3,572
Securities lending income	242
Foreign tax reclaims	117
Interest	7
Total assets	8,350,781

Liabilities:
Overdraft due to custodian bank	13
Payable for:
Fund shares redeemed	2,127,489
Management fees	4,212
Transfer agent fees	1,935
Distribution and service fees	542
Portfolio accounting and administration fees	508
Trustees’ fees*	64
Miscellaneous	4,638
Total liabilities	2,139,401
Net assets	$6,211,380

Net assets consist of:
Paid in capital	$3,770,619
Total distributable earnings (loss)	2,440,761
Net assets	$6,211,380

Investor Class:
Net assets	$4,181,726
Capital shares outstanding	62,778
Net asset value per share	$66.61

Class A:
Net assets	$1,456,009
Capital shares outstanding	25,187
Net asset value per share	$57.81
Maximum offering price per share (Net asset value divided by 95.25%)	$60.69

Class C:
Net assets	$242,115
Capital shares outstanding	5,094
Net asset value per share	$47.53

Class H:
Net assets	$331,530
Capital shares outstanding	5,985
Net asset value per share	$55.39

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $2,713)	$51,452
Interest	705
Income from securities lending, net	3,207
Total investment income	55,364

Expenses:
Management fees	26,473
Distribution and service fees:
Class A	2,130
Class C	1,186
Class H	384
Transfer agent fees	6,711
Portfolio accounting and administration fees	4,749
Registration fees	1,909
Professional fees	1,726
Trustees’ fees*	521
Custodian fees	446
Line of credit fees	23
Miscellaneous	2,677
Total expenses	48,935
Less:
Expenses reimbursed by Adviser	(1,557)
Net expenses	47,378
Net investment income	7,986

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	344,300
Net realized gain	344,300
Net change in unrealized appreciation (depreciation) on:
Investments	927,893
Net change in unrealized appreciation (depreciation)	927,893
Net realized and unrealized gain	1,272,193
Net increase in net assets resulting from operations	$1,280,179

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

120 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,986	$21,264
Net realized gain on investments	344,300	1,703,404
Net change in unrealized appreciation (depreciation) on investments	927,893	(2,943,506)
Net increase (decrease) in net assets resulting from operations	1,280,179	(1,218,838)

Distributions to shareholders:
Investor Class	—	(60,813)
Class A	—	(42,353)
Class C	—	(4,356)
Class H	—	(4,764)
Total distributions to shareholders	—	(112,286)

Capital share transactions:
Proceeds from sale of shares
Investor Class	4,620,275	9,585,177
Class A	389,612	921,536
Class C	64,456	55,741
Class H	47,677	14,752
Distributions reinvested
Investor Class	—	58,919
Class A	—	42,091
Class C	—	3,579
Class H	—	4,578
Cost of shares redeemed
Investor Class	(5,083,612)	(11,289,488)
Class A	(1,336,676)	(3,086,232)
Class C	(62,169)	(315,278)
Class H	(56,043)	(79,051)
Net decrease from capital share transactions	(1,416,480)	(4,083,676)
Net decrease in net assets	(136,301)	(5,414,800)

Net assets:
Beginning of period	6,347,681	11,762,481
End of period	$6,211,380	$6,347,681

Capital share activity:
Shares sold
Investor Class	72,516	158,681
Class A	7,650	18,204
Class C	1,746	1,334
Class H	974	300
Shares issued from reinvestment of distributions
Investor Class	—	923
Class A	—	759
Class C	—	78
Class H	—	86
Shares redeemed
Investor Class	(81,102)	(193,403)
Class A	(26,041)	(60,242)
Class C	(1,443)	(7,491)
Class H	(1,128)	(1,609)
Net decrease in shares	(26,828)	(82,380)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 121

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$53.90	$60.86	$55.68	$74.70	$84.28	$37.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.21	.21	.19	.04	(.20)
Net gain (loss) on investments (realized and unrealized)	12.60	(6.39)	5.06	(14.50)	.07	47.09
Total from investment operations	12.71	(6.18)	5.27	(14.31)	.11	46.89
Less distributions from:
Net investment income	—	(.29)	(.09)	—	—	—
Net realized gains	—	(.49)	—	(4.71)	(9.69)	—
Total distributions	—	(.78)	(.09)	(4.71)	(9.69)	—
Net asset value, end of period	$66.61	$53.90	$60.86	$55.68	$74.70	$84.28

Total Return	23.58%	(10.36%)	9.49%	(18.40%)	(0.71%)	125.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,182	$3,846	$6,400	$7,367	$10,814	$65,281
Ratios to average net assets:
Net investment income (loss)	0.38%	0.36%	0.36%	0.32%	0.05%	(0.29%)
Total expenses	1.45%	1.44%	1.43%	1.39%	1.35%	1.41%
Net expenses[c]	1.40%	1.39%	1.40%	1.39%	1.35%	1.41%
Portfolio turnover rate	73%	100%	207%	185%	162%	205%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$46.83	$53.11	$48.72	$66.33	$76.03	$33.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.04	.10	.03	(.04)	(.34)
Net gain (loss) on investments (realized and unrealized)	10.95	(5.54)	4.38	(12.93)	.03	42.55
Total from investment operations	10.98	(5.50)	4.48	(12.90)	(.01)	42.21
Less distributions from:
Net investment income	—	(.29)	(.09)	—	—	—
Net realized gains	—	(.49)	—	(4.71)	(9.69)	—
Total distributions	—	(.78)	(.09)	(4.71)	(9.69)	—
Net asset value, end of period	$57.81	$46.83	$53.11	$48.72	$66.33	$76.03

Total Return[d]	23.45%	(10.59%)	9.23%	(18.60%)	(0.95%)	124.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,456	$2,041	$4,506	$4,935	$7,123	$7,785
Ratios to average net assets:
Net investment income (loss)	0.12%	0.09%	0.20%	0.07%	(0.05%)	(0.59%)
Total expenses	1.71%	1.68%	1.68%	1.64%	1.61%	1.68%
Net expenses[c]	1.66%	1.63%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	73%	100%	207%	185%	162%	205%

122 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$38.64	$44.28	$40.94	$57.20	$67.28	$30.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.27)	(.17)	(.32)	(.52)	(.67)
Net gain (loss) on investments (realized and unrealized)	9.02	(4.59)	3.60	(11.23)	.13	37.80
Total from investment operations	8.89	(4.86)	3.43	(11.55)	(.39)	37.13
Less distributions from:
Net investment income	—	(.29)	(.09)	—	—	—
Net realized gains	—	(.49)	—	(4.71)	(9.69)	—
Total distributions	—	(.78)	(.09)	(4.71)	(9.69)	—
Net asset value, end of period	$47.53	$38.64	$44.28	$40.94	$57.20	$67.28

Total Return[d]	23.01%	(11.24%)	8.39%	(19.21%)	(1.68%)	123.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$242	$185	$481	$946	$1,772	$1,954
Ratios to average net assets:
Net investment income (loss)	(0.63%)	(0.63%)	(0.40%)	(0.70%)	(0.80%)	(1.33%)
Total expenses	2.45%	2.43%	2.43%	2.39%	2.36%	2.43%
Net expenses[c]	2.40%	2.38%	2.40%	2.39%	2.36%	2.43%
Portfolio turnover rate	73%	100%	207%	185%	162%	205%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 123

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$44.87	$50.92	$46.71	$63.86	$73.53	$32.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.05	.08	.03	(.25)	(.32)
Net gain (loss) on investments (realized and unrealized)	10.49	(5.32)	4.22	(12.47)	.27	41.15
Total from investment operations	10.52	(5.27)	4.30	(12.44)	.02	40.83
Less distributions from:
Net investment income	—	(.29)	(.09)	—	—	—
Net realized gains	—	(.49)	—	(4.71)	(9.69)	—
Total distributions	—	(.78)	(.09)	(4.71)	(9.69)	—
Net asset value, end of period	$55.39	$44.87	$50.92	$46.71	$63.86	$73.53

Total Return	23.45%	(10.60%)	9.24%	(18.60%)	(0.94%)	124.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$332	$275	$375	$506	$600	$1,169
Ratios to average net assets:
Net investment income (loss)	0.14%	0.10%	0.17%	0.07%	(0.35%)	(0.56%)
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.68%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	73%	100%	207%	185%	162%	205%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

124 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Electric - 87.7%
NextEra Energy, Inc.	18,134	$1,368,936
Constellation Energy Corp.	3,351	1,102,714
Southern Co.	11,613	1,100,564
Duke Energy Corp.	8,488	1,050,390
Vistra Corp.	4,381	858,326
Sempra	9,366	842,753
American Electric Power Company, Inc.	7,448	837,900
Dominion Energy, Inc.	12,669	774,963
Xcel Energy, Inc.	9,590	773,433
Exelon Corp.	16,244	731,142
Entergy Corp.	7,466	695,757
Public Service Enterprise Group, Inc.	8,308	693,386
WEC Energy Group, Inc.	5,781	662,445
Consolidated Edison, Inc.	6,469	650,264
NRG Energy, Inc.	3,750	607,312
PG&E Corp.	39,293	592,538
Ameren Corp.	5,506	574,716
Eversource Energy	8,005	569,476
PPL Corp.	14,962	555,988
DTE Energy Co.	3,868	547,051
FirstEnergy Corp.	11,924	546,358
CenterPoint Energy, Inc.	13,850	537,380
CMS Energy Corp.	6,842	501,245
Edison International	8,783	485,524
Alliant Energy Corp.	6,693	451,175
Evergy, Inc.	5,922	450,190
Oklo, Inc.*	3,947	440,604
Talen Energy Corp.*	943	401,133
National Grid plc ADR	5,432	394,743
Fortis, Inc.	7,769	394,199
Brookfield Renewable Corp.	10,309	354,836
Pinnacle West Capital Corp.	3,906	350,212
OGE Energy Corp.	7,178	332,126
AES Corp.	24,847	326,987
IDACORP, Inc.*	2,203	291,126
TXNM Energy, Inc.	4,569	258,377
Ormat Technologies, Inc.	2,681	258,046
Clearway Energy, Inc. — Class C	8,783	248,120
Portland General Electric Co.	5,403	237,732
Northwestern Energy Group, Inc.	3,464	203,025
Otter Tail Corp.	2,042	167,383
Hawaiian Electric Industries, Inc.*	12,687	140,064
MGE Energy, Inc.	817	68,775
Total Electric		23,429,414

Gas - 7.8%
Atmos Energy Corp.	3,290	561,767
NiSource, Inc.	11,356	491,715
National Fuel Gas Co.	3,380	312,211
UGI Corp.	8,316	276,590
ONE Gas, Inc.	2,964	239,906
MDU Resources Group, Inc.	11,842	210,906
Total Gas		2,093,095

Water - 3.5%
American Water Works Company, Inc.	4,047	563,302
Essential Utilities, Inc.	9,120	363,888
Total Water		927,190

Energy-Alternate Sources - 0.4%
XPLR Infrastructure, LP*	10,139	103,114

Total Common Stocks
(Cost $18,143,372)		26,552,813

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$79,574	79,574
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	57,259	57,259
Total Repurchase Agreements
(Cost $136,833)		136,833

Total Investments - 99.9%
(Cost $18,280,205)		$26,689,646
Other Assets & Liabilities, net - 0.1%		32,433
Total Net Assets - 100.0%		$26,722,079

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 125

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
UTILITIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,552,813	$—	$—	$26,552,813
Repurchase Agreements	—	136,833	—	136,833
Total Assets	$26,552,813	$136,833	$—	$26,689,646

126 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $18,143,372)	$26,552,813
Repurchase agreements, at value (cost $136,833)	136,833
Receivables:
Fund shares sold	60,306
Dividends	24,974
Securities lending income	51
Interest	16
Total assets	26,774,993

Liabilities:
Payable for:
Management fees	18,391
Transfer agent fees	7,391
Printing fees	5,026
Fund shares redeemed	4,759
Professional fees	4,607
Portfolio accounting and administration fees	2,218
Distribution and service fees	2,009
Trustees’ fees*	246
Miscellaneous	8,267
Total liabilities	52,914
Net assets	$26,722,079

Net assets consist of:
Paid in capital	$21,565,852
Total distributable earnings (loss)	5,156,227
Net assets	$26,722,079

Investor Class:
Net assets	$18,570,752
Capital shares outstanding	274,553
Net asset value per share	$67.64

Class A:
Net assets	$6,468,260
Capital shares outstanding	106,851
Net asset value per share	$60.54
Maximum offering price per share (Net asset value divided by 95.25%)	$63.56

Class C:
Net assets	$735,827
Capital shares outstanding	15,650
Net asset value per share	$47.02

Class H:
Net assets	$947,240
Capital shares outstanding	16,330
Net asset value per share	$58.01

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $2,325)	$344,987
Interest	2,560
Income from securities lending, net	1,519
Total investment income	349,066

Expenses:
Management fees	97,364
Distribution and service fees:
Class A	7,615
Class C	3,525
Class H	1,224
Transfer agent fees	23,544
Portfolio accounting and administration fees	17,468
Registration fees	14,421
Professional fees	7,252
Custodian fees	1,620
Trustees’ fees*	1,564
Line of credit fees	62
Miscellaneous	1,524
Total expenses	177,183
Less:
Expenses reimbursed by Adviser	(5,728)
Net expenses	171,455
Net investment income	177,611

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(147,806)
Net realized loss	(147,806)
Net change in unrealized appreciation (depreciation) on:
Investments	2,405,496
Net change in unrealized appreciation (depreciation)	2,405,496
Net realized and unrealized gain	2,257,690
Net increase in net assets resulting from operations	$2,435,301

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 127

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$177,611	$468,748
Net realized gain (loss) on investments	(147,806)	511,896
Net change in unrealized appreciation (depreciation) on investments	2,405,496	2,505,748
Net increase in net assets resulting from operations	2,435,301	3,486,392

Distributions to shareholders:
Investor Class	—	(247,320)
Class A	—	(44,625)
Class C	—	(5,104)
Class H	—	(6,802)
Total distributions to shareholders	—	(303,851)

Capital share transactions:
Proceeds from sale of shares
Investor Class	68,850,981	138,984,357
Class A	1,151,625	2,229,951
Class C	290,527	301,566
Class H	118,838	833,371
Distributions reinvested
Investor Class	—	244,277
Class A	—	44,623
Class C	—	4,917
Class H	—	6,700
Cost of shares redeemed
Investor Class	(61,557,209)	(139,398,058)
Class A	(1,579,459)	(2,258,464)
Class C	(224,795)	(501,917)
Class H	(211,784)	(739,909)
Net increase (decrease) from capital share transactions	6,838,724	(248,586)
Net increase in net assets	9,274,025	2,933,955

Net assets:
Beginning of period	17,448,054	14,514,099
End of period	$26,722,079	$17,448,054

Capital share activity:
Shares sold
Investor Class	1,083,565	2,448,075
Class A	20,391	44,588
Class C	6,655	7,626
Class H	2,224	17,709
Shares issued from reinvestment of distributions
Investor Class	—	4,252
Class A	—	866
Class C	—	122
Class H	—	136
Shares redeemed
Investor Class	(974,593)	(2,452,645)
Class A	(28,348)	(44,708)
Class C	(5,071)	(12,970)
Class H	(3,848)	(15,433)
Net increase (decrease) in shares	100,975	(2,382)

128 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$59.41	$49.12	$50.77	$54.36	$47.92	$41.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.54	1.01	.91	.69	.77	.76
Net gain (loss) on investments (realized and unrealized)	7.69	9.66	(1.07)	(3.86)	7.02	6.37
Total from investment operations	8.23	10.67	(.16)	(3.17)	7.79	7.13
Less distributions from:
Net investment income	—	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Total distributions	—	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Net asset value, end of period	$67.64	$59.41	$49.12	$50.77	$54.36	$47.92

Total Return	13.85%	21.74%	(0.14%)	(5.84%)	16.53%	17.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,571	$9,837	$8,148	$11,671	$52,202	$21,099
Ratios to average net assets:
Net investment income (loss)	1.69%	1.79%	1.90%	1.30%	1.55%	1.68%
Total expenses	1.43%	1.44%	1.43%	1.39%	1.36%	1.45%
Net expenses[c]	1.38%	1.39%	1.40%	1.39%	1.36%	1.45%
Portfolio turnover rate	231%	475%	163%	293%	175%	156%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$53.24	$44.16	$45.92	$49.34	$43.72	$38.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.74	.76	.56	.57	.57
Net gain (loss) on investments (realized and unrealized)	6.93	8.72	(1.03)	(3.56)	6.40	5.86
Total from investment operations	7.30	9.46	(.27)	(3.00)	6.97	6.43
Less distributions from:
Net investment income	—	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Total distributions	—	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Net asset value, end of period	$60.54	$53.24	$44.16	$45.92	$49.34	$43.72

Total Return[d]	13.71%	21.44%	(0.40%)	(6.09%)	16.24%	16.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,468	$6,112	$5,037	$5,862	$6,522	$5,399
Ratios to average net assets:
Net investment income (loss)	1.33%	1.48%	1.76%	1.18%	1.26%	1.39%
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.70%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.70%
Portfolio turnover rate	231%	475%	163%	293%	175%	156%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 129

UTILITIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$41.50	$34.76	$36.75	$39.87	$35.84	$31.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.28	.33	.16	.18	.21
Net gain (loss) on investments (realized and unrealized)	5.38	6.84	(.83)	(2.86)	5.20	4.84
Total from investment operations	5.52	7.12	(.50)	(2.70)	5.38	5.05
Less distributions from:
Net investment income	—	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Total distributions	—	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Net asset value, end of period	$47.02	$41.50	$34.76	$36.75	$39.87	$35.84

Total Return[d]	13.30%	20.51%	(1.13%)	(6.79%)	15.37%	16.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$736	$584	$670	$1,226	$1,556	$2,646
Ratios to average net assets:
Net investment income (loss)	0.63%	0.73%	0.95%	0.43%	0.48%	0.61%
Total expenses	2.45%	2.44%	2.43%	2.39%	2.36%	2.45%
Net expenses[c]	2.40%	2.39%	2.40%	2.39%	2.36%	2.45%
Portfolio turnover rate	231%	475%	163%	293%	175%	156%

130 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$51.01	$42.33	$44.08	$47.38	$42.04	$36.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.71	.67	.52	.63	.42
Net gain (loss) on investments (realized and unrealized)	6.63	8.35	(.93)	(3.40)	6.06	5.77
Total from investment operations	7.00	9.06	(.26)	(2.88)	6.69	6.19
Less distributions from:
Net investment income	—	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Total distributions	—	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Net asset value, end of period	$58.01	$51.01	$42.33	$44.08	$47.38	$42.04

Total Return	13.72%	21.42%	(0.39%)	(6.09%)	16.23%	16.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$947	$916	$658	$1,713	$2,148	$719
Ratios to average net assets:
Net investment income (loss)	1.37%	1.49%	1.61%	1.14%	1.45%	1.08%
Total expenses	1.70%	1.69%	1.68%	1.64%	1.61%	1.72%
Net expenses[c]	1.65%	1.64%	1.65%	1.64%	1.61%	1.72%
Portfolio turnover rate	231%	475%	163%	293%	175%	156%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
DOW JONES INDUSTRIAL AVERAGE® FUND

	Shares	Value
COMMON STOCKS† - 88.7%

Financial - 24.3%
Goldman Sachs Group, Inc.	2,484	$1,978,134
Visa, Inc. — Class A	2,484	847,988
American Express Co.	2,484	825,085
JPMorgan Chase & Co.	2,484	783,528
Travelers Companies, Inc.	2,484	693,582
Total Financial		5,128,317

Technology - 17.4%
Microsoft Corp.	2,484	1,286,588
International Business Machines Corp.	2,484	700,885
Apple, Inc.	2,484	632,501
Salesforce, Inc.	2,484	588,708
NVIDIA Corp.	2,484	463,465
Total Technology		3,672,147

Consumer, Non-cyclical - 13.1%
UnitedHealth Group, Inc.	2,484	857,725
Amgen, Inc.	2,484	700,985
Johnson & Johnson	2,484	460,583
Procter & Gamble Co.	2,484	381,667
Merck & Company, Inc.	2,484	208,482
Coca-Cola Co.	2,484	164,739
Total Consumer, Non-cyclical		2,774,181

Industrial - 12.4%
Caterpillar, Inc.	2,484	1,185,241
Boeing Co.*	2,484	536,122
Honeywell International, Inc.	2,484	522,882
3M Co.	2,484	385,467
Total Industrial		2,629,712

Consumer, Cyclical - 10.4%
Home Depot, Inc.	2,484	1,006,492
McDonald’s Corp.	2,484	754,863
Walmart, Inc.	2,484	256,001
NIKE, Inc. — Class B	2,484	173,209
Total Consumer, Cyclical		2,190,565

Communications - 5.2%
Amazon.com, Inc.*	2,484	545,412
Walt Disney Co.	2,484	284,418
Cisco Systems, Inc.	2,484	169,955
Verizon Communications, Inc.	2,484	109,172
Total Communications		1,108,957

Basic Materials - 4.1%
Sherwin-Williams Co.	2,484	860,110

Energy - 1.8%
Chevron Corp.	2,484	385,740

Total Common Stocks
(Cost $11,795,184)		18,749,729

MUTUAL FUNDS† - 6.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	67,906	683,817
Guggenheim Strategy Fund II1	24,698	614,494
Total Mutual Funds
(Cost $1,285,414)		1,298,311

	Face Amount
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
3.88% due 12/18/25[2,3]	$100,000	99,162
3.92% due 10/14/25[3,4]	27,000	26,961
Total U.S. Treasury Bills
(Cost $126,119)		126,123

REPURCHASE AGREEMENTS††,5 - 4.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	557,436	557,436
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	401,111	401,111
Total Repurchase Agreements
(Cost $958,547)		958,547

Total Investments - 99.9%
(Cost $14,165,264)		$21,132,710
Other Assets & Liabilities, net - 0.1%		11,649
Total Net Assets - 100.0%		$21,144,359

132 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
DOW JONES INDUSTRIAL AVERAGE® FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	2	Dec 2025	$466,850	$4,236

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.03% (SOFR + 0.90%)	At Maturity	11/20/25	26	$1,188,366	$6,877
BNP Paribas	Dow Jones Industrial Average	Pay	4.99% (Federal Funds Rate + 0.90%)	At Maturity	11/20/25	15	697,388	4,124
							$1,885,754	$11,001

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,749,729	$—	$—	$18,749,729
Mutual Funds	1,298,311	—	—	1,298,311
U.S. Treasury Bills	—	126,123	—	126,123
Repurchase Agreements	—	958,547	—	958,547
Equity Futures Contracts**	4,236	—	—	4,236
Equity Index Swap Agreements**	—	11,001	—	11,001
Total Assets	$20,052,276	$1,095,671	$—	$21,147,947

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
DOW JONES INDUSTRIAL AVERAGE® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$614,001	$—	$—	$—	$493	$614,494	24,698	$16,440
Guggenheim Ultra Short Duration Fund — Institutional Class	681,100	—	—	—	2,717	683,817	67,906	14,930
	$1,295,101	$—	$—	$—	$3,210	$1,298,311		$31,370

134 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $11,921,303)	$18,875,852
Investments in affiliated issuers, at value (cost $1,285,414)	1,298,311
Repurchase agreements, at value (cost $958,547)	958,547
Segregated cash with broker	63,367
Unrealized appreciation on OTC swap agreements	11,001
Receivables:
Dividends	10,314
Fund shares sold	6,528
Variation margin on futures contracts	730
Interest	112
Total assets	21,224,762

Liabilities:
Overdraft due to custodian bank	22,907
Payable for:
Management fees	12,259
Licensing fees	10,849
Transfer agent fees	6,290
Distribution and service fees	5,686
Fund shares redeemed	4,337
Portfolio accounting and administration fees	1,694
Swap settlement	1,243
Trustees’ fees*	205
Miscellaneous	14,933
Total liabilities	80,403
Net assets	$21,144,359

Net assets consist of:
Paid in capital	$15,727,600
Total distributable earnings (loss)	5,416,759
Net assets	$21,144,359
Class A:
Net assets	$4,004,856
Capital shares outstanding	36,472
Net asset value per share	$109.81
Maximum offering price per share (Net asset value divided by 95.25%)	$115.29
Class C:
Net assets	$2,637,301
Capital shares outstanding	26,075
Net asset value per share	$101.14
Class H:
Net assets	$14,502,202
Capital shares outstanding	131,960
Net asset value per share	$109.90

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$156,019
Dividends from securities of affiliated issuers	31,370
Interest	27,951
Total investment income	215,340

Expenses:
Management fees	77,916
Distribution and service fees:
Class A	5,027
Class C	12,564
Class H	17,804
Transfer agent fees	22,179
Portfolio accounting and administration fees	15,843
Registration fees	13,272
Professional fees	3,927
Custodian fees	1,460
Trustees’ fees*	1,437
Miscellaneous	10,569
Total expenses	181,998
Less:
Expenses reimbursed by Adviser	(5,195)
Expenses waived by Adviser	(855)
Total waived/reimbursed expenses	(6,050)
Net expenses	175,948
Net investment income	39,392

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(387,645)
Swap agreements	(30,354)
Futures contracts	30,487
Net realized loss	(387,512)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,152,873
Investments in affiliated issuers	3,210
Swap agreements	51,990
Futures contracts	(8,533)
Net change in unrealized appreciation (depreciation)	2,199,540
Net realized and unrealized gain	1,812,028
Net increase in net assets resulting from operations	$1,851,420

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 135

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,392	$144,118
Net realized gain (loss) on investments	(387,512)	904,685
Net change in unrealized appreciation (depreciation) on investments	2,199,540	(766,482)
Net increase in net assets resulting from operations	1,851,420	282,321

Distributions to shareholders:
Class A	—	(60,597)
Class C	—	(45,412)
Class H	—	(284,841)
Total distributions to shareholders	—	(390,850)

Capital share transactions:
Proceeds from sale of shares
Class A	4,303,675	3,943,460
Class C	240,963	714,406
Class H	16,254,084	121,815,021
Distributions reinvested
Class A	—	60,450
Class C	—	41,968
Class H	—	284,261
Cost of shares redeemed
Class A	(6,452,655)	(2,430,775)
Class C	(373,992)	(1,080,255)
Class H	(23,354,275)	(121,237,376)
Net increase (decrease) from capital share transactions	(9,382,200)	2,111,160
Net increase (decrease) in net assets	(7,530,780)	2,002,631

Net assets:
Beginning of period	28,675,139	26,672,508
End of period	$21,144,359	$28,675,139

Capital share activity:
Shares sold
Class A	44,702	39,367
Class C	2,701	7,763
Class H	161,562	1,195,793
Shares issued from reinvestment of distributions
Class A	—	581
Class C	—	436
Class H	—	2,731
Shares redeemed
Class A	(66,180)	(24,982)
Class C	(4,076)	(11,857)
Class H	(234,728)	(1,200,080)
Net increase (decrease) in shares	(96,019)	9,752

136 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$99.35	$95.64	$80.18	$86.09	$82.82	$57.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.72	.79	.52	.05	.02
Net gain (loss) on investments (realized and unrealized)	10.23	4.74	15.35	(3.90)[f]	4.32 [g]	29.21
Total from investment operations	10.46	5.46	16.14	(3.38)	4.37	29.23
Less distributions from:
Net investment income	—	(.24)	(.59)	(.47)	—	(.06)
Net realized gains	—	(1.51)	(.09)	(2.06)	(1.10)	(3.68)
Total distributions	—	(1.75)	(.68)	(2.53)	(1.10)	(3.74)
Net asset value, end of period	$109.81	$99.35	$95.64	$80.18	$86.09	$82.82

Total Return[c]	10.53%	5.62%	20.22%	(3.90%)	5.23%	51.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,005	$5,757	$4,111	$3,749	$4,632	$2,952
Ratios to average net assets:
Net investment income (loss)	0.46%	0.72%	0.93%	0.65%	0.05%	0.02%
Total expenses[d]	1.66%	1.66%	1.67%	1.57%	1.56%	1.69%
Net expenses[e]	1.60%	1.60%	1.63%	1.55%	1.55%	1.68%
Portfolio turnover rate	56%	327%	140%	414%	240%	110%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$91.85	$89.21	$75.39	$81.70	$79.25	$55.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.02)	.14	(.03)	(.56)	(.49)
Net gain (loss) on investments (realized and unrealized)	9.41	4.41	14.36	(3.75)[f]	4.11 [g]	28.11
Total from investment operations	9.29	4.39	14.50	(3.78)	3.55	27.62
Less distributions from:
Net investment income	—	(.24)	(.59)	(.47)	—	(.06)
Net realized gains	—	(1.51)	(.09)	(2.06)	(1.10)	(3.68)
Total distributions	—	(1.75)	(.68)	(2.53)	(1.10)	(3.74)
Net asset value, end of period	$101.14	$91.85	$89.21	$75.39	$81.70	$79.25

Total Return[c]	10.11%	4.84%	19.32%	(4.61%)	4.43%	50.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,637	$2,521	$2,775	$2,846	$3,001	$2,842
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.02%)	0.17%	(0.04%)	(0.68%)	(0.70%)
Total expenses[d]	2.41%	2.41%	2.42%	2.32%	2.32%	2.44%
Net expenses[e]	2.35%	2.35%	2.38%	2.30%	2.31%	2.43%
Portfolio turnover rate	56%	327%	140%	414%	240%	110%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 137

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$99.43	$95.73	$80.26	$86.15	$82.88	$57.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.70	.79	.60	.17	.03
Net gain (loss) on investments (realized and unrealized)	10.23	4.75	15.36	(3.96)[f]	4.20 [g]	29.23
Total from investment operations	10.47	5.45	16.15	(3.36)	4.37	29.26
Less distributions from:
Net investment income	—	(.24)	(.59)	(.47)	—	(.06)
Net realized gains	—	(1.51)	(.09)	(2.06)	(1.10)	(3.68)
Total distributions	—	(1.75)	(.68)	(2.53)	(1.10)	(3.74)
Net asset value, end of period	$109.90	$99.43	$95.73	$80.26	$86.15	$82.88

Total Return	10.53%	5.61%	20.21%	(3.87%)	5.23%	51.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,502	$20,396	$19,786	$18,713	$23,009	$17,500
Ratios to average net assets:
Net investment income (loss)	0.47%	0.71%	0.93%	0.74%	0.19%	0.05%
Total expenses[d]	1.66%	1.66%	1.67%	1.57%	1.57%	1.70%
Net expenses[e]	1.60%	1.60%	1.63%	1.56%	1.55%	1.69%
Portfolio turnover rate	56%	327%	140%	414%	240%	110%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

138 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 74.0%

Financial - 16.8%
Carlyle Group, Inc.	763	$47,840
Fidelity National Financial, Inc.	749	45,307
Equitable Holdings, Inc.	878	44,585
WP Carey, Inc. REIT	642	43,380
East West Bancorp, Inc.	404	43,006
Jones Lang LaSalle, Inc.*	139	41,461
Gaming and Leisure Properties, Inc. REIT	829	38,640
Evercore, Inc. — Class A	113	38,117
Annaly Capital Management, Inc. REIT	1,882	38,035
Reinsurance Group of America, Inc. — Class A	194	37,273
Omega Healthcare Investors, Inc. REIT	865	36,520
Unum Group	459	35,701
RenaissanceRe Holdings Ltd.	138	35,042
Equity LifeStyle Properties, Inc. REIT	568	34,478
Stifel Financial Corp.	299	33,927
First Horizon Corp.	1,488	33,644
Houlihan Lokey, Inc.	159	32,646
Ally Financial, Inc.	821	32,183
American Homes 4 Rent — Class A REIT	955	31,754
Jefferies Financial Group, Inc.	484	31,663
Lamar Advertising Co. — Class A REIT	254	31,095
American Financial Group, Inc.	203	29,581
SOUTHSTATE BANK CORP	297	29,364
Webster Financial Corp.	487	28,947
Old Republic International Corp.	670	28,455
Rexford Industrial Realty, Inc. REIT	692	28,448
Kinsale Capital Group, Inc.	65	27,642
CubeSmart REIT	668	27,161
EastGroup Properties, Inc. REIT	156	26,404
Primerica, Inc.	95	26,371
Western Alliance Bancorporation	303	26,276
Wintrust Financial Corp.	196	25,958
Comerica, Inc.	377	25,832
Brixmor Property Group, Inc. REIT	897	24,829
UMB Financial Corp.	209	24,735
Zions Bancorp North America	433	24,499
Cullen/Frost Bankers, Inc.	189	23,960
NNN REIT, Inc.	553	23,541
SEI Investments Co.	275	23,334
Agree Realty Corp. REIT	324	23,017
Columbia Banking System, Inc.	876	22,548
Old National Bancorp	1,022	22,433
Commerce Bancshares, Inc.	364	21,753
Voya Financial, Inc.	283	21,168
Pinnacle Financial Partners, Inc.	225	21,103
Cadence Bank	546	20,497
Synovus Financial Corp.	407	19,976
First Industrial Realty Trust, Inc. REIT	388	19,970
Affiliated Managers Group, Inc.	83	19,790
Starwood Property Trust, Inc. REIT	1,011	19,583
STAG Industrial, Inc. REIT	547	19,304
MGIC Investment Corp.	676	19,178
Vornado Realty Trust REIT	473	19,171
First American Financial Corp.	298	19,144
Hanover Insurance Group, Inc.	105	19,071
Ryan Specialty Holdings, Inc.	330	18,599
Healthcare Realty Trust, Inc. REIT	1,031	18,589
Prosperity Bancshares, Inc.	278	18,445
Essent Group Ltd.	289	18,369
RLI Corp.	269	17,544
FNB Corp.	1,053	16,964
SLM Corp.	611	16,912
Glacier Bancorp, Inc.	347	16,888
Janus Henderson Group plc	366	16,291
Hamilton Lane, Inc. — Class A	119	16,040
Bank OZK	310	15,804
Hancock Whitney Corp.	248	15,527
United Bankshares, Inc.	414	15,405
Home BancShares, Inc.	537	15,197
Valley National Bancorp	1,411	14,957
Selective Insurance Group, Inc.	178	14,431
Kite Realty Group Trust REIT	644	14,361
Cousins Properties, Inc. REIT	492	14,238
Kilroy Realty Corp. REIT	319	13,478
Sabra Health Care REIT, Inc.	703	13,104
EPR Properties REIT	223	12,936
First Financial Bankshares, Inc.	382	12,854
Associated Banc-Corp.	479	12,315
Texas Capital Bancshares, Inc.*	134	11,327
Federated Hermes, Inc. — Class B	217	11,269
CNO Financial Group, Inc.	284	11,232
Independence Realty Trust, Inc. REIT	684	11,211
Rayonier, Inc. REIT	416	11,041
International Bancshares Corp.	158	10,863
Flagstar Financial, Inc.	877	10,129
COPT Defense Properties REIT	330	9,590
Kemper Corp.	184	9,485
Brighthouse Financial, Inc.*	168	8,917
PotlatchDeltic Corp. REIT	208	8,476
Western Union Co.	947	7,567
Park Hotels & Resorts, Inc. REIT	586	6,493
National Storage Affiliates Trust REIT	207	6,255
Total Financial		2,082,443

Industrial - 16.7%
Comfort Systems USA, Inc.	103	84,994
Flex Ltd.*	1,100	63,767
Curtiss-Wright Corp.	110	59,724
AECOM	388	50,622
BWX Technologies, Inc.	268	49,411
Coherent Corp.*	456	49,120
nVent Electric plc	472	46,558
Kratos Defense & Security Solutions, Inc.*	495	45,228
XPO, Inc.*	345	44,598
Woodward, Inc.	176	44,477
Graco, Inc.	486	41,290
Carlisle Companies, Inc.	125	41,120
ITT, Inc.	229	40,936
MasTec, Inc.*	180	38,306
Fabrinet*	105	38,285

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Lincoln Electric Holdings, Inc.	162	$38,204
TD SYNNEX Corp.	225	36,844
RBC Bearings, Inc.*	92	35,907
Owens Corning	245	34,658
Clean Harbors, Inc.*	148	34,368
ATI, Inc.*	404	32,861
Mueller Industries, Inc.	324	32,760
Crown Holdings, Inc.	337	32,551
TopBuild Corp.*	82	32,051
Acuity, Inc.	89	30,651
AeroVironment, Inc.*	93	29,285
Applied Industrial Technologies, Inc.	112	29,238
Advanced Drainage Systems, Inc.	210	29,127
CNH Industrial N.V.	2,603	28,242
Donaldson Company, Inc.	342	27,993
Regal Rexnord Corp.	195	27,971
Crane Co.	143	26,332
Chart Industries, Inc.*	129	25,819
AptarGroup, Inc.	193	25,796
Tetra Tech, Inc.	770	25,703
Oshkosh Corp.	188	24,383
Saia, Inc.*	78	23,350
Ryder System, Inc.	120	22,637
Valmont Industries, Inc.	58	22,488
Watts Water Technologies, Inc. — Class A	80	22,342
Cognex Corp.	492	22,288
Eagle Materials, Inc.	95	22,139
Toro Co.	289	22,022
Simpson Manufacturing Company, Inc.	122	20,430
Flowserve Corp.	383	20,353
Fluor Corp.*	474	19,941
AGCO Corp.	182	19,487
Littelfuse, Inc.	73	18,908
Knight-Swift Transportation Holdings, Inc.	476	18,807
Fortune Brands Innovations, Inc.	352	18,793
Universal Display Corp.	130	18,672
Esab Corp.	167	18,661
MSA Safety, Inc.	108	18,584
AAON, Inc.	198	18,501
Arrow Electronics, Inc.*	151	18,271
Middleby Corp.*	137	18,211
GATX Corp.	104	18,179
Vontier Corp.	430	18,047
Graphic Packaging Holding Co.	868	16,987
Louisiana-Pacific Corp.	186	16,524
Trex Company, Inc.*	314	16,224
UFP Industries, Inc.	172	16,080
Hexcel Corp.	233	14,609
Timken Co.	186	13,983
Belden, Inc.	116	13,951
Kirby Corp.*	164	13,686
Sensata Technologies Holding plc	427	13,045
Avnet, Inc.	246	12,861
Knife River Corp.*	166	12,761
Landstar System, Inc.	102	12,501
Sonoco Products Co.	289	12,453
EnerSys	110	12,425
Silgan Holdings, Inc.	260	11,183
Novanta, Inc.*	105	10,516
Exponent, Inc.	148	10,283
Terex Corp.	192	9,850
Greif, Inc. — Class A	77	4,601
Total Industrial		2,064,814

Consumer, Non-cyclical - 11.1%
United Therapeutics Corp.*	133	55,755
Tenet Healthcare Corp.*	259	52,587
US Foods Holding Corp.*	660	50,569
TransUnion	571	47,838
Performance Food Group Co.*	459	47,754
Illumina, Inc.*	450	42,736
Neurocrine Biosciences, Inc.*	291	40,851
Encompass Health Corp.	295	37,471
API Group Corp.*	1,085	37,292
Service Corporation International	411	34,203
Medpace Holdings, Inc.*	65	33,420
Exelixis, Inc.*	789	32,586
Sprouts Farmers Market, Inc.*	286	31,117
BioMarin Pharmaceutical, Inc.*	563	30,492
Elanco Animal Health, Inc.*	1,456	29,324
Ensign Group, Inc.	168	29,025
Penumbra, Inc.*	114	28,879
Celsius Holdings, Inc.*	469	26,963
Halozyme Therapeutics, Inc.*	343	25,155
Avantor, Inc.*	1,998	24,935
HealthEquity, Inc.*	253	23,977
Jazz Pharmaceuticals plc*	178	23,460
elf Beauty, Inc.*	174	23,051
Ingredion, Inc.	188	22,957
Paylocity Holding Corp.*	131	20,864
Repligen Corp.*	155	20,719
Albertsons Companies, Inc. — Class A	1,181	20,679
Coca-Cola Consolidated, Inc.	176	20,620
Masimo Corp.*	135	19,919
H&R Block, Inc.	392	19,823
Cytokinetics, Inc.*	351	19,291
Chemed Corp.	43	19,253
Roivant Sciences Ltd.*	1,261	19,079
Globus Medical, Inc. — Class A*	330	18,899
Grand Canyon Education, Inc.*	81	17,781
GXO Logistics, Inc.*	336	17,771
Morningstar, Inc.	72	16,705
WEX, Inc.*	100	15,753
Shift4 Payments, Inc. — Class A*	197	15,248
Post Holdings, Inc.*	140	15,047
FTI Consulting, Inc.*	93	15,034
Bio-Rad Laboratories, Inc. — Class A*	53	14,861
Darling Ingredients, Inc.*	464	14,324
Brink’s Co.	122	14,257
BellRing Brands, Inc.*	369	13,413
Valvoline, Inc.*	373	13,394
Option Care Health, Inc.*	476	13,214
Graham Holdings Co. — Class B	10	11,773

140 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Bruker Corp.	325	$10,559
Marzetti Co.	60	10,368
Lantheus Holdings, Inc.*	199	10,207
Euronet Worldwide, Inc.*	113	9,923
Envista Holdings Corp.*	487	9,920
Perrigo Company plc	403	8,975
LivaNova plc*	160	8,381
Sotera Health Co.*	516	8,117
Flowers Foods, Inc.	619	8,078
Avis Budget Group, Inc.*	50	8,029
Dentsply Sirona, Inc.	585	7,424
Haemonetics Corp.*	141	6,872
Insperity, Inc.	105	5,166
Pilgrim’s Pride Corp.	125	5,090
Boston Beer Company, Inc. — Class A*	23	4,863
Coty, Inc. — Class A*	1,074	4,339
Total Consumer, Non-cyclical		1,366,429

Consumer, Cyclical - 10.5%
Casey’s General Stores, Inc.	109	61,620
RB Global, Inc.	544	58,948
Somnigroup International, Inc.	615	51,863
Burlington Stores, Inc.*	183	46,573
Dick’s Sporting Goods, Inc.	196	43,555
Watsco, Inc.	102	41,239
Toll Brothers, Inc.	288	39,784
BJ’s Wholesale Club Holdings, Inc.*	387	36,088
GameStop Corp. — Class A*	1,206	32,900
Texas Roadhouse, Inc. — Class A	195	32,399
WESCO International, Inc.	143	30,244
Core & Main, Inc. — Class A*	556	29,929
Aramark	770	29,568
Autoliv, Inc.	207	25,565
Planet Fitness, Inc. — Class A*	246	25,535
Five Below, Inc.*	161	24,907
Lithia Motors, Inc. — Class A	75	23,700
Floor & Decor Holdings, Inc. — Class A*	316	23,289
Ollie’s Bargain Outlet Holdings, Inc.*	180	23,112
American Airlines Group, Inc.*	1,934	21,738
Light & Wonder, Inc. — Class A*	246	20,649
Wingstop, Inc.	82	20,638
Murphy USA, Inc.	51	19,801
Taylor Morrison Home Corp. — Class A*	290	19,143
Churchill Downs, Inc.	195	18,917
Gentex Corp.	643	18,197
AutoNation, Inc.*	83	18,158
FirstCash Holdings, Inc.	114	18,060
Wyndham Hotels & Resorts, Inc.	224	17,898
Cava Group, Inc.*	292	17,640
Hyatt Hotels Corp. — Class A	124	17,599
Alaska Air Group, Inc.*	338	16,826
Vail Resorts, Inc.	109	16,303
Thor Industries, Inc.	156	16,176
Bath & Body Works, Inc.	620	15,971
Mattel, Inc.*	944	15,888
Lear Corp.	156	15,695
Boyd Gaming Corp.	174	15,042
Warner Music Group Corp. — Class A	428	14,578
Macy’s, Inc.	796	14,272
Gap, Inc.	667	14,267
VF Corp.	962	13,882
Crocs, Inc.*	160	13,368
Dolby Laboratories, Inc. — Class A	179	12,954
Whirlpool Corp.	164	12,891
KB Home	199	12,664
MSC Industrial Direct Company, Inc. — Class A	134	12,347
Brunswick Corp.	191	12,079
Abercrombie & Fitch Co. — Class A*	140	11,977
PVH Corp.	141	11,812
Travel + Leisure Co.	190	11,303
Harley-Davidson, Inc.	356	9,932
Visteon Corp.	80	9,589
Penske Automotive Group, Inc.	54	9,391
RH*	45	9,142
Polaris, Inc.	157	9,126
YETI Holdings, Inc.*	238	7,897
Hilton Grand Vacations, Inc.*	181	7,568
Scotts Miracle-Gro Co. — Class A	130	7,404
Capri Holdings Ltd.*	349	6,952
Choice Hotels International, Inc.	61	6,521
Goodyear Tire & Rubber Co.*	838	6,268
Marriott Vacations Worldwide Corp.	81	5,391
Columbia Sportswear Co.	75	3,922
Under Armour, Inc. — Class A*	553	2,759
Under Armour, Inc. — Class C*	355	1,715
Total Consumer, Cyclical		1,293,128

Technology - 8.4%
Pure Storage, Inc. — Class A*	910	76,267
Nutanix, Inc. — Class A*	786	58,471
Guidewire Software, Inc.*	247	56,775
Twilio, Inc. — Class A*	450	45,041
Okta, Inc.*	490	44,933
Dynatrace, Inc.*	884	42,830
DocuSign, Inc.*	592	42,677
Entegris, Inc.	444	41,052
Duolingo, Inc.*	116	37,333
Manhattan Associates, Inc.*	177	36,281
Lumentum Holdings, Inc.*	205	33,355
Rambus, Inc.*	315	32,823
CACI International, Inc. — Class A*	64	31,922
Lattice Semiconductor Corp.*	401	29,401
Doximity, Inc. — Class A*	400	29,260
CommVault Systems, Inc.*	130	24,541
MKS, Inc.	197	24,383
MACOM Technology Solutions Holdings, Inc.*	188	23,404
ExlService Holdings, Inc.*	473	20,826
Kyndryl Holdings, Inc.*	677	20,330
Genpact Ltd.	475	19,898
Cirrus Logic, Inc.*	150	18,794
Onto Innovation, Inc.*	144	18,608
Appfolio, Inc. — Class A*	67	18,469

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
KBR, Inc.	378	$17,876
Dropbox, Inc. — Class A*	542	16,374
Pegasystems, Inc.	271	15,583
Maximus, Inc.	165	15,076
BILL Holdings, Inc.*	269	14,249
Qualys, Inc.*	106	14,027
Science Applications International Corp.	137	13,614
Parsons Corp.*	156	12,935
Silicon Laboratories, Inc.*	96	12,589
Allegro MicroSystems, Inc.*	363	10,600
Crane NXT Co.	145	9,725
Amkor Technology, Inc.	333	9,457
ZoomInfo Technologies, Inc. — Class A*	822	8,968
Synaptics, Inc.*	113	7,722
Blackbaud, Inc.*	109	7,010
Power Integrations, Inc.	164	6,594
ASGN, Inc.*	128	6,061
Concentrix Corp.	131	6,046
IPG Photonics Corp.*	74	5,860
Total Technology		1,038,040

Energy - 3.2%
TechnipFMC plc	1,205	47,537
DT Midstream, Inc.	298	33,692
NEXTracker, Inc. — Class A*	434	32,112
Ovintiv, Inc.	753	30,406
Antero Resources Corp.*	860	28,862
Range Resources Corp.	698	26,273
Permian Resources Corp.	2,049	26,227
HF Sinclair Corp.	466	24,390
Antero Midstream Corp.	982	19,090
Viper Energy, Inc. — Class A	494	18,881
Chord Energy Corp.	168	16,694
Matador Resources Co.	343	15,411
Weatherford International plc	211	14,439
NOV, Inc.	1,088	14,416
CNX Resources Corp.*	414	13,298
Murphy Oil Corp.	393	11,165
Valaris Ltd.*	194	9,461
Civitas Resources, Inc.	244	7,930
PBF Energy, Inc. — Class A	241	7,271
Total Energy		397,555

Basic Materials - 2.7%
RPM International, Inc.	376	44,323
Reliance, Inc.	154	43,248
Royal Gold, Inc.	193	38,712
Carpenter Technology Corp.	146	35,849
MP Materials Corp.*	394	26,426
Alcoa Corp.	759	24,963
NewMarket Corp.	23	19,049
Commercial Metals Co.	328	18,788
Axalta Coating Systems Ltd.*	635	18,174
Cleveland-Cliffs, Inc.*	1,450	17,690
Cabot Corp.	156	11,864
Avient Corp.	268	8,830
Olin Corp.	336	8,396
Westlake Corp.	98	7,552
Ashland, Inc.	134	6,420
Total Basic Materials		330,284

Utilities - 2.6%
Talen Energy Corp.*	134	57,001
Essential Utilities, Inc.	822	32,798
OGE Energy Corp.	590	27,299
National Fuel Gas Co.	265	24,478
UGI Corp.	630	20,954
IDACORP, Inc.	158	20,880
Ormat Technologies, Inc.	178	17,132
TXNM Energy, Inc.	278	15,721
Southwest Gas Holdings, Inc.	188	14,728
ONE Gas, Inc.	176	14,245
New Jersey Resources Corp.	294	14,156
Portland General Electric Co.	321	14,124
Spire, Inc.	173	14,103
Black Hills Corp.	214	13,180
ALLETE, Inc.	170	11,288
Northwestern Energy Group, Inc.	180	10,550
Total Utilities		322,637

Communications - 2.0%
Ciena Corp.*	414	60,307
Hims & Hers Health, Inc.*	606	34,372
EchoStar Corp. — Class A*	394	30,086
Frontier Communications Parent, Inc.*	734	27,415
New York Times Co. — Class A	475	27,265
Chewy, Inc. — Class A*	653	26,414
Maplebear, Inc.*	540	19,851
Nexstar Media Group, Inc. — Class A	84	16,610
Iridium Communications, Inc.	311	5,430
Total Communications		247,750

Total Common Stocks
(Cost $6,294,121)		9,143,080

MUTUAL FUNDS† - 9.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	88,750	893,717
Guggenheim Strategy Fund II1	9,844	244,909
Total Mutual Funds
(Cost $1,123,599)		1,138,626

MONEY MARKET FUND***,† - 0.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[2]	4,000	4,000
Total Money Market Fund
(Cost $4,000)		4,000

142 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILL†† - 0.8%
U.S. Treasury Bills
3.88% due 12/18/25[3,4]	$100,000	$99,162
Total U.S. Treasury Bill
(Cost $99,158)		99,162

REPURCHASE AGREEMENTS††,5 - 5.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	392,784	392,784
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	282,634	282,634
Total Repurchase Agreements
(Cost $675,418)		675,418

Total Investments - 89.5%
(Cost $8,196,296)		$11,060,286
Other Assets & Liabilities, net - 10.5%		1,292,045
Total Net Assets - 100.0%		$12,352,331

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	Pay	4.98% (SOFR + 0.85%)	At Maturity	11/20/25	310	$1,012,219	$2,828
BNP Paribas	S&P MidCap 400 Index	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	267	870,885	2,429
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.34% (Federal Funds Rate + 0.25%)	At Maturity	11/19/25	2,292	7,481,827	(30,248)
							$9,364,931	$(24,991)

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,143,080	$—	$—	$9,143,080
Mutual Funds	1,138,626	—	—	1,138,626
Money Market Fund	4,000	—	—	4,000
U.S. Treasury Bill	—	99,162	—	99,162
Repurchase Agreements	—	675,418	—	675,418
Equity Index Swap Agreements**	—	5,257	—	5,257
Total Assets	$10,285,706	$779,837	$—	$11,065,543

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$30,248	$—	$30,248

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$244,712	$—	$—	$—	$197	$244,909	9,844	$6,552
Guggenheim Ultra Short Duration Fund — Institutional Class	890,167	—	—	—	3,550	893,717	88,750	19,513
	$1,134,879	$—	$—	$—	$3,747	$1,138,626		$26,065

144 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $6,397,279)	$9,246,242
Investments in affiliated issuers, at value (cost $1,123,599)	1,138,626
Repurchase agreements, at value (cost $675,418)	675,418
Cash	58
Segregated cash with broker	1,150,211
Unrealized appreciation on OTC swap agreements	5,257
Receivables:
Fund shares sold	185,477
Dividends	12,194
Interest	79
Securities lending income	8
Total assets	12,413,570

Liabilities:
Unrealized depreciation on OTC swap agreements	30,248
Payable for:
Management fees	8,355
Transfer agent fees	3,567
Fund shares redeemed	2,732
Swap settlement	2,654
Distribution and service fees	2,541
Portfolio accounting and administration fees	498
Trustees’ fees*	118
Miscellaneous	10,526
Total liabilities	61,239
Net assets	$12,352,331

Net assets consist of:
Paid in capital	$9,544,605
Total distributable earnings (loss)	2,807,726
Net assets	$12,352,331
Class A:
Net assets	$3,031,030
Capital shares outstanding	22,134
Net asset value per share	$136.94
Maximum offering price per share (Net asset value divided by 95.25%)	$143.77
Class C:
Net assets	$318,706
Capital shares outstanding	2,923
Net asset value per share	$109.03
Class H:
Net assets	$9,002,595
Capital shares outstanding	65,439
Net asset value per share	$137.57

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $50)	$62,701
Dividends from securities of affiliated issuers	26,065
Interest	44,244
Income from securities lending, net	70
Total investment income	133,080

Expenses:
Management fees	52,314
Distribution and service fees:
Class A	4,249
Class C	1,347
Class H	9,946
Transfer agent fees	12,352
Portfolio accounting and administration fees	8,864
Registration fees	7,521
Professional fees	2,818
Interest expense	2,490
Trustees’ fees*	823
Custodian fees	819
Miscellaneous	1,934
Total expenses	105,477
Less:
Expenses reimbursed by Adviser	(5,813)
Expenses waived by Adviser	(1,117)
Total waived/ reimbursed expenses	(6,930)
Net expenses	98,547
Net investment income	34,533

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	271,756
Swap agreements	578,203
Futures contracts	4,104
Net realized gain	854,063
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	652,354
Investments in affiliated issuers	3,747
Swap agreements	207,781
Futures contracts	10,192
Net change in unrealized appreciation (depreciation)	874,074
Net realized and unrealized gain	1,728,137
Net increase in net assets resulting from operations	$1,762,670

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 145

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$34,533	$88,886
Net realized gain (loss) on investments	854,063	(2,026)
Net change in unrealized appreciation (depreciation) on investments	874,074	(1,031,117)
Net increase (decrease) in net assets resulting from operations	1,762,670	(944,257)

Distributions to shareholders:
Class A	—	(22,755)
Class C	—	(3,515)
Class H	—	(78,204)
Total distributions to shareholders	—	(104,474)

Capital share transactions:
Proceeds from sale of shares
Class A	34,360	890,937
Class C	71,122	276,211
Class H	6,698,565	31,074,590
Distributions reinvested
Class A	—	22,729
Class C	—	3,106
Class H	—	76,993
Cost of shares redeemed
Class A	(888,112)	(1,170,454)
Class C	(35,844)	(207,027)
Class H	(6,701,315)	(32,196,305)
Net decrease from capital share transactions	(821,224)	(1,229,220)
Net increase (decrease) in net assets	941,446	(2,277,951)

Net assets:
Beginning of period	11,410,885	13,688,836
End of period	$12,352,331	$11,410,885

Capital share activity:
Shares sold
Class A	259	6,760
Class C	679	2,655
Class H	53,527	232,970
Shares issued from reinvestment of distributions
Class A	—	159
Class C	—	27
Class H	—	536
Shares redeemed
Class A	(6,630)	(9,106)
Class C	(355)	(2,033)
Class H	(53,744)	(239,921)
Net decrease in shares	(6,264)	(7,953)

146 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$118.20	$130.78	$100.88	$115.54	$131.92	$56.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.86	.96	.41	(.72)	(.68)
Net gain (loss) on investments (realized and unrealized)	18.36	(12.49)	29.35	(15.07)	6.46	77.00
Total from investment operations	18.74	(11.63)	30.31	(14.66)	5.74	76.32
Less distributions from:
Net investment income	—	(.95)	(.41)	—	—	(.42)
Net realized gains	—	—	—	—	(22.12)	—
Total distributions	—	(.95)	(.41)	—	(22.12)	(.42)
Net asset value, end of period	$136.94	$118.20	$130.78	$100.88	$115.54	$131.92

Total Return[c]	15.85%	(9.02%)	30.15%	(12.69%)	3.49%	136.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,031	$3,369	$4,014	$3,736	$4,017	$4,337
Ratios to average net assets:
Net investment income (loss)	0.61%	0.67%	0.90%	0.41%	(0.54%)	(0.75%)
Total expenses[d]	1.80%	1.77%	1.78%	1.70%	1.66%	1.75%
Net expenses[e]	1.68%	1.65%	1.68%	1.65%	1.65%	1.72%
Portfolio turnover rate	6%	94%	57%	44%	159%	501%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$94.44	$105.47	$82.02	$94.68	$112.55	$48.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.10)	.15	(.34)	(1.48)	(1.12)
Net gain (loss) on investments (realized and unrealized)	14.65	(9.98)	23.71	(12.32)	5.73	65.91
Total from investment operations	14.59	(10.08)	23.86	(12.66)	4.25	64.79
Less distributions from:
Net investment income	—	(.95)	(.41)	—	—	(.42)
Net realized gains	—	—	—	—	(22.12)	—
Total distributions	—	(.95)	(.41)	—	(22.12)	(.42)
Net asset value, end of period	$109.03	$94.44	$105.47	$82.02	$94.68	$112.55

Total Return[c]	15.45%	(9.70%)	29.20%	(13.37%)	2.71%	134.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$319	$245	$206	$113	$231	$653
Ratios to average net assets:
Net investment income (loss)	(0.12%)	(0.09%)	0.17%	(0.42%)	(1.31%)	(1.59%)
Total expenses[d]	2.55%	2.53%	2.54%	2.45%	2.41%	2.52%
Net expenses[e]	2.43%	2.41%	2.44%	2.40%	2.39%	2.50%
Portfolio turnover rate	6%	94%	57%	44%	159%	501%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 147

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$118.74	$131.39	$101.34	$116.07	$132.43	$56.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.87	.98	.36	(.76)	(.60)
Net gain (loss) on investments (realized and unrealized)	18.44	(12.57)	29.48	(15.09)	6.52	77.21
Total from investment operations	18.83	(11.70)	30.46	(14.73)	5.76	76.61
Less distributions from:
Net investment income	—	(.95)	(.41)	—	—	(.42)
Net realized gains	—	—	—	—	(22.12)	—
Total distributions	—	(.95)	(.41)	—	(22.12)	(.42)
Net asset value, end of period	$137.57	$118.74	$131.39	$101.34	$116.07	$132.43

Total Return	15.86%	(9.03%)	30.16%	(12.69%)	3.49%	136.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,003	$7,796	$9,469	$6,917	$10,327	$12,089
Ratios to average net assets:
Net investment income (loss)	0.61%	0.66%	0.92%	0.36%	(0.57%)	(0.64%)
Total expenses[d]	1.80%	1.77%	1.79%	1.70%	1.66%	1.74%
Net expenses[e]	1.68%	1.66%	1.68%	1.65%	1.65%	1.72%
Portfolio turnover rate	6%	94%	57%	44%	159%	501%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

148 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 43.7%
Guggenheim Strategy Fund II1	1,417	$35,251
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,141	31,625
Total Mutual Funds
(Cost $66,045)		66,876

	Face Amount
U.S. TREASURY BILL†† - 19.4%
U.S. Treasury Bills
3.88% due 12/18/25[2,3]	$30,000	29,749
Total U.S. Treasury Bill
(Cost $29,747)		29,749

REPURCHASE AGREEMENTS††,4 - 32.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	28,590	28,590
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	20,572	20,572
Total Repurchase Agreements
(Cost $49,162)		49,162

Total Investments - 95.2%
(Cost $144,954)		$145,787
Other Assets & Liabilities, net - 4.8%		7,393
Total Net Assets - 100.0%		$153,180

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.04% (Federal Funds Rate - 0.05%)	At Maturity	11/19/25	20	$63,879	$248
BNP Paribas	S&P MidCap 400 Index	Receive	4.24% (Federal Funds Rate + 0.15%)	At Maturity	11/20/25	10	31,918	(87)
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.68% (SOFR + 0.55%)	At Maturity	11/20/25	18	60,226	(169)
							$156,023	$(8)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 149

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$66,876	$—	$—	$66,876
U.S. Treasury Bill	—	29,749	—	29,749
Repurchase Agreements	—	49,162	—	49,162
Equity Index Swap Agreements**	—	248	—	248
Total Assets	$66,876	$79,159	$—	$146,035

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$256	$—	$256

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$50,217	$—	$(15,000)	$121	$(87)	$35,251	1,417	$1,329
Guggenheim Ultra Short Duration Fund — Institutional Class	46,439	—	(15,000)	253	(67)	31,625	3,141	1,005
	$96,656	$—	$(30,000)	$374	$(154)	$66,876		$2,334

150 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $29,747)	$29,749
Investments in affiliated issuers, at value (cost $66,045)	66,876
Repurchase agreements, at value (cost $49,162)	49,162
Segregated cash with broker	14,994
Unrealized appreciation on OTC swap agreements	248
Receivables:
Dividends	349
Fund shares sold	120
Interest	5
Total assets	161,503

Liabilities:
Overdraft due to custodian bank	46
Unrealized depreciation on OTC swap agreements	256
Payable for:
Transfer agent fees	1,275
Fund shares redeemed	1,028
Management fees	1,027
Printing fees	982
Professional fees	942
Registration fees	768
Distribution and service fees	290
Portfolio accounting and administration fees	60
Trustees’ fees*	58
Swap settlement	3
Miscellaneous	1,588
Total liabilities	8,323
Net assets	$153,180

Net assets consist of:
Paid in capital	$8,124,317
Total distributable earnings (loss)	(7,971,137)
Net assets	$153,180
Class A:
Net assets	$13,244
Capital shares outstanding	345
Net asset value per share	$38.41
Maximum offering price per share (Net asset value divided by 95.25%)	$40.33
Class C:
Net assets	$3,112
Capital shares outstanding	96
Net asset value per share	$32.26
Class H:
Net assets	$136,824
Capital shares outstanding	3,549
Net asset value per share	$38.56

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$2,334
Interest	115,176
Total investment income	117,510

Expenses:
Management fees	23,805
Distribution and service fees:
Class A	22
Class C	17
Class H	6,587
Transfer agent fees	4,899
Portfolio accounting and administration fees	4,033
Professional fees	613
Custodian fees	411
Trustees’ fees*	144
Interest expense	14
Miscellaneous	4.868
Total expenses	45,413
Less:
Expenses reimbursed by Adviser	(2,645)
Expenses waived by Adviser	(58)
Total waived/reimbursed expenses	(2,703)
Net expenses	42,710
Net investment income	74,800

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	129
Investments in affiliated issuers	374
Swap agreements	(1,247,082)
Futures contracts	(559,219)
Net realized loss	(1,805,798)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2
Investments in affiliated issuers	(154)
Swap agreements	(4,087)
Net change in unrealized appreciation (depreciation)	(4,239)
Net realized and unrealized loss	(1,810,037)
Net decrease in net assets resulting from operations	$(1,735,237)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 151

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$74,800	$13,303
Net realized gain (loss) on investments	(1,805,798)	55,350
Net change in unrealized appreciation (depreciation) on investments	(4,239)	18,389
Net increase (decrease) in net assets resulting from operations	(1,735,237)	87,042

Distributions to shareholders:
Class A	—	(4,006)
Class C	—	(644)
Class H	—	(30,749)
Total distributions to shareholders	—	(35,399)

Capital share transactions:
Proceeds from sale of shares
Class A	23,842	486,117
Class C	—	380,462
Class H	87,677,987	3,771,347
Distributions reinvested
Class A	—	4,006
Class C	—	644
Class H	—	30,749
Cost of shares redeemed
Class A	(33,133)	(546,389)
Class C	—	(405,685)
Class H	(85,977,813)	(4,140,131)
Net increase (decrease) from capital share transactions	1,690,883	(418,880)
Net decrease in net assets	(44,354)	(367,237)

Net assets:
Beginning of period	197,534	564,771
End of period	$153,180	$197,534

Capital share activity:
Shares sold
Class A	561	12,446
Class C	—	11,881
Class H	2,198,799	77,603
Shares issued from reinvestment of distributions
Class A	—	107
Class C	—	21
Class H	—	823
Shares redeemed
Class A	(804)	(12,975)
Class C	—	(11,808)
Class H	(2,199,221)	(85,221)
Net decrease in shares	(665)	(7,123)

152 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$42.60	$47.91	$59.40	$57.57	$63.60	$127.90
Income (loss) from investment operations:
Net investment income (loss)[b]	1.23	1.21	2.02	.90	(.75)	(.45)
Net gain (loss) on investments (realized and unrealized)	(5.42)	1.98	(9.45)	.93 [f]	(5.28)	(63.36)
Total from investment operations	(4.19)	3.19	(7.43)	1.83	(6.03)	(63.81)
Less distributions from:
Net investment income	—	(8.50)	(4.06)	—	—	(.49)
Total distributions	—	(8.50)	(4.06)	—	—	(.49)
Net asset value, end of period	$38.41	$42.60	$47.91	$59.40	$57.57	$63.60

Total Return[c]	(9.84%)	9.15%	(13.31%)	3.18%	(9.48%)	(49.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13	$25	$48	$58	$61	$100
Ratios to average net assets:
Net investment income (loss)	6.03%	2.87%	3.52%	1.48%	(1.25%)	(1.29%)
Total expenses[d]	1.86%	1.79%	1.73%	1.66%	1.66%	1.76%
Net expenses[e]	1.70%	1.67%	1.64%	1.61%	1.63%	1.73%
Portfolio turnover rate	—	—	—	—	24%	42%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$35.91	$41.44	$51.61	$50.06	$55.65	$112.07
Income (loss) from investment operations:
Net investment income (loss)[b]	1.03	.59	1.67	(.54)	(1.10)	(.83)
Net gain (loss) on investments (realized and unrealized)	(4.68)	2.38	(7.78)	2.09 [f]	(4.49)	(55.10)
Total from investment operations	(3.65)	2.97	(6.11)	1.55	(5.59)	(55.93)
Less distributions from:
Net investment income	—	(8.50)	(4.06)	—	—	(.49)
Total distributions	—	(8.50)	(4.06)	—	—	(.49)
Net asset value, end of period	$32.26	$35.91	$41.44	$51.61	$50.06	$55.65

Total Return[c]	(10.16%)	10.23%	(12.73%)	3.10%	(10.04%)	(50.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3	$3	$— [g]	$— [g]	$— [g]	$3
Ratios to average net assets:
Net investment income (loss)	6.05%	1.79%	3.97%	(0.94%)	(2.11%)	(1.95%)
Total expenses[d]	2.63%	2.55%	1.59%	2.39%	2.39%	2.49%
Net expenses[e]	2.44%	2.44%	1.59%	2.39%	2.39%	2.46%
Portfolio turnover rate	—	—	—	—	24%	42%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 153

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$42.57	$47.96	$59.44	$57.62	$63.65	$128.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.55	1.62	2.08	.81	(.84)	(.42)
Net gain (loss) on investments (realized and unrealized)	(4.56)	1.49	(9.50)	1.01 [f]	(5.19)	(63.44)
Total from investment operations	(4.01)	3.11	(7.42)	1.82	(6.03)	(63.86)
Less distributions from:
Net investment income	—	(8.50)	(4.06)	—	—	(.49)
Total distributions	—	(8.50)	(4.06)	—	—	(.49)
Net asset value, end of period	$38.56	$42.57	$47.96	$59.44	$57.62	$63.65

Total Return	(9.42%)	8.94%	(13.30%)	3.16%	(9.47%)	(49.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137	$169	$516	$2,589	$291	$779
Ratios to average net assets:
Net investment income (loss)	2.82%	3.43%	3.54%	1.32%	(1.40%)	(1.38%)
Total expenses[d]	1.72%	1.77%	1.71%	1.71%	1.66%	1.77%
Net expenses[e]	1.61%	1.64%	1.64%	1.67%	1.64%	1.75%
Portfolio turnover rate	—	—	—	—	24%	42%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Less than $1,000 in Net Assets.

154 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 86.4%

Technology - 44.1%
NVIDIA Corp.	438,448	$81,805,628
Microsoft Corp.	134,118	69,466,418
Apple, Inc.	267,767	68,181,511
Broadcom, Inc.	140,360	46,306,168
Palantir Technologies, Inc. — Class A*	100,956	18,416,394
Advanced Micro Devices, Inc.*	72,039	11,655,190
Intuit, Inc.	12,383	8,456,475
Micron Technology, Inc.	49,679	8,312,290
QUALCOMM, Inc.	47,898	7,968,311
Lam Research Corp.	56,182	7,522,770
Texas Instruments, Inc.	40,357	7,414,792
Applied Materials, Inc.	35,364	7,240,425
Adobe, Inc.*	18,831	6,642,635
Intel Corp.*	194,298	6,518,698
KLA Corp.	5,858	6,318,439
Crowdstrike Holdings, Inc. — Class A*	11,140	5,462,833
Analog Devices, Inc.	21,839	5,365,842
Cadence Design Systems, Inc.*	12,096	4,248,841
Synopsys, Inc.*	8,214	4,052,705
Strategy, Inc. — Class A*	11,715	3,774,690
ASML Holding N.V. — Class G	3,761	3,640,987
Marvell Technology, Inc.	38,269	3,217,275
Autodesk, Inc.*	9,500	3,017,865
Fortinet, Inc.*	34,015	2,859,981
NXP Semiconductor N.V.	11,192	2,548,754
Roper Technologies, Inc.	4,777	2,382,242
Workday, Inc. — Class A*	9,633	2,318,952
Electronic Arts, Inc.	11,107	2,240,282
Take-Two Interactive Software, Inc.*	8,189	2,115,710
Zscaler, Inc.*	6,912	2,071,250
Datadog, Inc. — Class A*	14,350	2,043,440
Paychex, Inc.	15,964	2,023,597
Microchip Technology, Inc.	23,957	1,538,519
Cognizant Technology Solutions Corp. — Class A	21,681	1,454,145
Atlassian Corp. — Class A*	7,382	1,178,905
ON Semiconductor Corp.*	18,155	895,223
GLOBALFOUNDRIES, Inc.*	24,636	882,954
ARM Holdings plc ADR*	6,064	857,995
Total Technology		422,419,131

Communications - 23.9%
Amazon.com, Inc.*	192,429	42,251,636
Meta Platforms, Inc. — Class A	39,135	28,739,961
Alphabet, Inc. — Class A	104,957	25,515,047
Alphabet, Inc. — Class C	97,975	23,861,811
Netflix, Inc.*	18,863	22,615,228
Cisco Systems, Inc.	175,787	12,027,347
T-Mobile US, Inc.	49,958	11,958,946
AppLovin Corp. — Class A*	13,657	9,813,101
Shopify, Inc. — Class A*	54,176	8,051,095
Booking Holdings, Inc.	1,439	7,769,550
Palo Alto Networks, Inc.*	29,693	6,046,089
MercadoLibre, Inc.*	2,251	5,260,452
Comcast Corp. — Class A	163,481	5,136,573
DoorDash, Inc. — Class A*	17,862	4,858,285
PDD Holdings, Inc. ADR*	29,650	3,918,840
Thomson Reuters Corp.	20,007	3,107,687
Airbnb, Inc. — Class A*	19,048	2,312,808
Warner Bros Discovery, Inc.*	109,901	2,146,366
Charter Communications, Inc. — Class A*	6,063	1,667,962
Trade Desk, Inc. — Class A*	19,784	969,614
CDW Corp.	5,818	926,691
Total Communications		228,955,089

Consumer, Cyclical - 7.2%
Tesla, Inc.*	65,763	29,246,122
Costco Wholesale Corp.	19,686	18,221,952
Starbucks Corp.	50,459	4,268,831
O’Reilly Automotive, Inc.*	37,665	4,060,664
Marriott International, Inc. — Class A	12,050	3,138,302
Fastenal Co.	50,945	2,498,343
PACCAR, Inc.	23,310	2,291,839
Ross Stores, Inc.	14,519	2,212,550
Copart, Inc.*	42,924	1,930,292
Lululemon Athletica, Inc.*	5,093	906,198
Total Consumer, Cyclical		68,775,093

Consumer, Non-cyclical - 7.1%
PepsiCo, Inc.	60,775	8,535,241
Intuitive Surgical, Inc.*	15,914	7,117,218
Amgen, Inc.	23,899	6,744,298
Gilead Sciences, Inc.	55,080	6,113,880
Automatic Data Processing, Inc.	17,980	5,277,130
Vertex Pharmaceuticals, Inc.*	11,382	4,457,646
Cintas Corp.	17,889	3,671,896
Mondelez International, Inc. — Class A	57,440	3,588,277
Monster Beverage Corp.*	43,344	2,917,485
PayPal Holdings, Inc.*	42,410	2,844,015
Regeneron Pharmaceuticals, Inc.	4,624	2,599,936
IDEXX Laboratories, Inc.*	3,552	2,269,337
AstraZeneca plc ADR	26,078	2,000,704
Coca-Cola Europacific Partners plc	20,340	1,838,939
Verisk Analytics, Inc. — Class A	6,202	1,559,865
Keurig Dr Pepper, Inc.	60,302	1,538,304
GE HealthCare Technologies, Inc.	20,267	1,522,052
Kraft Heinz Co.	52,541	1,368,167
Dexcom, Inc.*	17,408	1,171,385
Biogen, Inc.*	6,508	911,641
Total Consumer, Non-cyclical		68,047,416

Industrial - 1.3%
Honeywell International, Inc.	28,184	5,932,732
CSX Corp.	82,757	2,938,701
Axon Enterprise, Inc.*	3,485	2,500,975
Old Dominion Freight Line, Inc.	9,330	1,313,478
Total Industrial		12,685,886

Utilities - 1.2%
Constellation Energy Corp.	13,868	4,563,543
American Electric Power Company, Inc.	23,740	2,670,750

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 155

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Xcel Energy, Inc.	26,254	$2,117,385
Exelon Corp.	44,835	2,018,023
Total Utilities		11,369,701

Basic Materials - 1.0%
Linde plc	20,816	9,887,600

Energy - 0.4%
Baker Hughes Co.	43,764	2,132,182
Diamondback Energy, Inc.	12,851	1,838,978
Total Energy		3,971,160

Financial - 0.2%
CoStar Group, Inc.*	18,806	1,586,662

Total Common Stocks
(Cost $649,833,957)		827,697,738

MUTUAL FUNDS† - 0.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	301,467	3,035,776
Guggenheim Strategy Fund II1	115,431	2,871,935
Total Mutual Funds
(Cost $5,770,077)		5,907,711

	Face Amount
U.S. TREASURY BILLS†† - 9.5%
U.S. Treasury Bills
4.05% due 10/28/25[2,3]	$50,000,000	49,848,328
3.93% due 10/14/25[3,4]	35,294,000	35,242,516
3.88% due 12/18/25[2,3]	5,100,000	5,057,272
3.85% due 12/18/25[3]	150,000	148,743
Total U.S. Treasury Bills
(Cost $90,293,251)		90,296,859

REPURCHASE AGREEMENTS††,5 - 0.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	3,943,342	3,943,342
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	2,837,492	2,837,492
Total Repurchase Agreements
(Cost $6,780,834)		6,780,834

Total Investments - 97.2%
(Cost $752,678,119)		$930,683,142
Other Assets & Liabilities, net - 2.8%		27,058,794
Total Net Assets - 100.0%		$957,741,936

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1,059	Dec 2025	$527,339,640	$6,370,063

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	4.99% (Federal Funds Rate + 0.90%)	At Maturity	11/20/25	10,610	$261,866,007	$1,871,900
Goldman Sachs International	NASDAQ-100 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	9,908	244,531,392	833,271
Barclays Bank plc	NASDAQ-100 Index	Pay	5.13% (SOFR + 1.00%)	At Maturity	11/20/25	2,207	54,459,066	389,307
							$560,856,465	$3,094,478

156 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[5]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$827,697,738	$—	$—	$827,697,738
Mutual Funds	5,907,711	—	—	5,907,711
U.S. Treasury Bills	—	90,296,859	—	90,296,859
Repurchase Agreements	—	6,780,834	—	6,780,834
Equity Futures Contracts**	6,370,063	—	—	6,370,063
Equity Index Swap Agreements**	—	3,094,478	—	3,094,478
Total Assets	$839,975,512	$100,172,171	$—	$940,147,683

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 157

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,869,626	$—	$—	$—	$2,309	$2,871,935	115,431	$76,836
Guggenheim Ultra Short Duration Fund — Institutional Class	3,023,718	—	—	—	12,058	3,035,776	301,467	66,280
	$5,893,344	$—	$—	$—	$14,367	$5,907,711		$143,116

158 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $740,127,208)	$917,994,597
Investments in affiliated issuers, at value (cost $5,770,077)	5,907,711
Repurchase agreements, at value (cost $6,780,834)	6,780,834
Segregated cash with broker	23,207,275
Unrealized appreciation on OTC swap agreements	3,094,478
Receivables:
Securities sold	25,054,660
Fund shares sold	2,067,578
Variation margin on futures contracts	1,185,411
Investment Adviser	273,988
Dividends	133,727
Interest	790
Total assets	985,701,049

Liabilities:
Overdraft due to custodian bank	3,454,990
Segregated cash due to broker	970,000
Payable for:
Fund shares redeemed	20,790,402
Swap settlement	768,426
Management fees	682,484
Transfer agent fees	254,493
Distribution and service fees	191,268
Portfolio accounting and administration fees	16,742
Trustees’ fees*	8,357
Miscellaneous	821,951
Total liabilities	27,959,113
Net assets	$957,741,936

Net assets consist of:
Paid in capital	$702,739,442
Total distributable earnings (loss)	255,002,494
Net assets	$957,741,936
Class A:
Net assets	$10,137,444
Capital shares outstanding	15,248
Net asset value per share	$664.84
Maximum offering price per share (Net asset value divided by 95.25%)	$697.99
Class C:
Net assets	$2,642,992
Capital shares outstanding	4,450
Net asset value per share	$593.93
Class H:
Net assets	$944,961,500
Capital shares outstanding	1,377,813
Net asset value per share	$685.84

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $5,340)	$2,458,183
Dividends from securities of affiliated issuers	143,116
Interest	2,748,105
Income from securities lending, net	316
Total investment income	5,349,720

Expenses:
Management fees	3,597,768
Distribution and service fees:
Class A	10,371
Class C	10,670
Class H	986,341
Transfer agent fees	816,331
Interest expense	603,606
Portfolio accounting and administration fees	502,600
Professional fees	209,875
Custodian fees	55,689
Trustees’ fees*	42,362
Line of credit fees	551
Miscellaneous	785,486
Total expenses	7,621,650
Less:
Expenses reimbursed by Adviser	(399,749)
Expenses waived by Adviser	(1,742,435)
Total waived expenses	(2,142,184)
Net expenses	5,479,466
Net investment loss	(129,746)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,418,004
Swap agreements	128,590,985
Futures contracts	56,882,372
Net realized gain	191,891,361
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	149,520,373
Investments in affiliated issuers	14,367
Swap agreements	11,983,793
Futures contracts	10,605,682
Net change in unrealized appreciation (depreciation)	172,124,215
Net realized and unrealized gain	364,015,576
Net increase in net assets resulting from operations	$363,885,830

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 159

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(129,746)	$2,486,968
Net realized gain on investments	191,891,361	74,740,826
Net change in unrealized appreciation (depreciation) on investments	172,124,215	(148,348,801)
Net increase (decrease) in net assets resulting from operations	363,885,830	(71,121,007)

Distributions to shareholders:
Class A	—	(1,883,172)
Class C	—	(457,837)
Class H	—	(71,272,450)
Total distributions to shareholders	—	(73,613,459)

Capital share transactions:
Proceeds from sale of shares
Class A	4,174,647	8,288,204
Class C	790,871	1,778,829
Class H	4,549,679,746	7,640,922,633
Distributions reinvested
Class A	—	1,827,807
Class C	—	387,048
Class H	—	71,235,810
Cost of shares redeemed
Class A	(4,646,777)	(9,143,336)
Class C	(524,341)	(2,019,721)
Class H	(4,267,013,431)	(7,905,285,093)
Net increase (decrease) from capital share transactions	282,460,715	(192,007,819)
Net increase (decrease) in net assets	646,346,545	(336,742,285)

Net assets:
Beginning of period	311,395,391	648,137,676
End of period	$957,741,936	$311,395,391

Capital share activity:
Shares sold
Class A	8,188	15,238
Class C	1,745	3,697
Class H	8,758,384	13,988,627
Shares issued from reinvestment of distributions
Class A	—	3,368
Class C	—	794
Class H	—	127,239
Shares redeemed
Class A	(9,320)	(16,663)
Class C	(1,108)	(4,396)
Class H	(8,077,287)	(14,645,505)
Net increase (decrease) in shares	680,602	(527,601)

160 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$421.60	$508.07	$298.90	$429.31	$355.42	$141.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	2.41	1.04	.32	(3.11)	(1.74)
Net gain (loss) on investments (realized and unrealized)	243.02	44.25 [g]	224.62	(130.73)	88.53	233.57
Total from investment operations	243.24	46.66	225.66	(130.41)	85.42	231.83
Less distributions from:
Net investment income	—	(1.60)	(.60)	—	—	—
Net realized gains	—	(131.53)	(15.89)	—	(11.53)	(18.27)
Total distributions	—	(133.13)	(16.49)	—	(11.53)	(18.27)
Net asset value, end of period	$664.84	$421.60	$508.07	$298.90	$429.31	$355.42

Total Return[c]	57.69%	3.34%	76.76%	(30.38%)	23.48%	164.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,137	$6,906	$7,335	$4,614	$8,376	$5,504
Ratios to average net assets:
Net investment income (loss)	0.08%	0.44%	0.26%	0.12%	(0.70%)	(0.60%)
Total expenses[d]	1.92%	1.82%	1.95%	1.77%	1.69%	1.77%
Net expenses[e,f]	1.35%	1.26%	1.42%	1.31%	1.32%	1.33%
Portfolio turnover rate	500%	1,036%	334%	1,054%	922%	509%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$378.06	$469.27	$278.89	$403.95	$337.38	$136.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.70)	(1.55)	(1.79)	(1.56)	(6.08)	(3.70)
Net gain (loss) on investments (realized and unrealized)	217.57	43.47 [g]	208.66	(123.50)	84.18	223.29
Total from investment operations	215.87	41.92	206.87	(125.06)	78.10	219.59
Less distributions from:
Net investment income	—	(1.60)	(.60)	—	—	—
Net realized gains	—	(131.53)	(15.89)	—	(11.53)	(18.27)
Total distributions	—	(133.13)	(16.49)	—	(11.53)	(18.27)
Net asset value, end of period	$593.93	$378.06	$469.27	$278.89	$403.95	$337.38

Total Return[c]	57.10%	2.57%	75.44%	(30.96%)	22.55%	162.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,643	$1,442	$1,745	$951	$1,433	$1,751
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.31%)	(0.49%)	(0.61%)	(1.44%)	(1.34%)
Total expenses[d]	2.66%	2.56%	2.71%	2.52%	2.44%	2.52%
Net expenses[e,f]	2.10%	2.01%	2.17%	2.06%	2.07%	2.08%
Portfolio turnover rate	500%	1,036%	334%	1,054%	922%	509%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 161

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$434.97	$521.10	$306.31	$440.25	$364.34	$145.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	2.07	.96	.27	(3.35)	(1.81)
Net gain (loss) on investments (realized and unrealized)	250.96	44.93 [g]	230.32	(134.21)	90.79	239.19
Total from investment operations	250.87	47.00	231.28	(133.94)	87.44	237.38
Less distributions from:
Net investment income	—	(1.60)	(.60)	—	—	—
Net realized gains	—	(131.53)	(15.89)	—	(11.53)	(18.27)
Total distributions	—	(133.13)	(16.49)	—	(11.53)	(18.27)
Net asset value, end of period	$685.84	$434.97	$521.10	$306.31	$440.25	$364.34

Total Return	57.68%	3.32%	76.74%	(30.42%)	23.46%	164.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$944,962	$303,048	$639,058	$380,489	$113,538	$90,776
Ratios to average net assets:
Net investment income (loss)	(0.03%)	0.37%	0.24%	0.10%	(0.71%)	(0.60%)
Total expenses[d]	1.90%	1.80%	1.95%	1.77%	1.69%	1.77%
Net expenses[e,f]	1.37%	1.27%	1.43%	1.32%	1.33%	1.33%
Portfolio turnover rate	500%	1,036%	334%	1,054%	922%	509%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/25[a]	03/31/25	03/31/24	03/31/23	03/31/22	03/31/21
Class A	1.19%	1.21%	1.22%	1.27%	1.32%	1.33%
Class C	1.94%	1.96%	1.97%	2.02%	2.06%	2.08%
Class H	1.22%	1.23%	1.24%	1.28%	1.33%	1.33%

[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

162 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 96.2%

Technology - 49.1%
NVIDIA Corp.	1,061,345	$198,025,750
Microsoft Corp.	324,657	168,156,093
Apple, Inc.	648,180	165,046,073
Broadcom, Inc.	339,766	112,092,201
Palantir Technologies, Inc. — Class A*	244,382	44,580,165
Advanced Micro Devices, Inc.*	174,384	28,213,587
Intuit, Inc.	29,975	20,470,227
Micron Technology, Inc.	120,257	20,121,401
QUALCOMM, Inc.	115,945	19,288,610
Lam Research Corp.	135,999	18,210,266
Texas Instruments, Inc.	97,692	17,948,951
Applied Materials, Inc.	85,604	17,526,563
Adobe, Inc.*	45,583	16,079,403
Intel Corp.*	470,333	15,779,672
KLA Corp.	14,180	15,294,548
Crowdstrike Holdings, Inc. — Class A*	26,967	13,224,077
Analog Devices, Inc.	52,864	12,988,685
Cadence Design Systems, Inc.*	29,281	10,285,244
Synopsys, Inc.*	19,884	9,810,567
Strategy, Inc. — Class A*	28,358	9,137,231
ASML Holding N.V. — Class G	9,104	8,813,491
Marvell Technology, Inc.	92,638	7,788,077
Autodesk, Inc.*	22,996	7,305,139
Fortinet, Inc.*	82,340	6,923,147
NXP Semiconductor N.V.	27,091	6,169,434
Roper Technologies, Inc.	11,564	5,766,851
Workday, Inc. — Class A*	23,318	5,613,342
Electronic Arts, Inc.	26,886	5,422,906
Take-Two Interactive Software, Inc.*	19,822	5,121,212
Zscaler, Inc.*	16,730	5,013,312
Datadog, Inc. — Class A*	34,737	4,946,549
Paychex, Inc.	38,642	4,898,260
Microchip Technology, Inc.	57,992	3,724,246
Cognizant Technology Solutions Corp. — Class A	52,481	3,519,901
Atlassian Corp. — Class A*	17,868	2,853,520
ON Semiconductor Corp.*	43,947	2,167,027
GLOBALFOUNDRIES, Inc.*	59,635	2,137,319
ARM Holdings plc ADR*	14,676	2,076,507
Total Technology		1,022,539,554

Communications - 26.6%
Amazon.com, Inc.*	465,807	102,277,243
Meta Platforms, Inc. — Class A	94,733	69,570,021
Alphabet, Inc. — Class A	254,068	61,763,931
Alphabet, Inc. — Class C	237,165	57,761,536
Netflix, Inc.*	45,661	54,743,886
Cisco Systems, Inc.	425,526	29,114,489
T-Mobile US, Inc.	120,933	28,948,941
AppLovin Corp. — Class A*	33,057	23,752,777
Shopify, Inc. — Class A*	131,141	19,488,864
Booking Holdings, Inc.	3,483	18,805,657
Palo Alto Networks, Inc.*	71,877	14,635,595
MercadoLibre, Inc.*	5,448	12,731,649
Comcast Corp. — Class A	395,735	12,433,994
DoorDash, Inc. — Class A*	43,236	11,759,760
PDD Holdings, Inc. ADR*	71,773	9,486,237
Thomson Reuters Corp.	48,429	7,522,476
Airbnb, Inc. — Class A*	46,107	5,598,312
Warner Bros Discovery, Inc.*	266,037	5,195,703
Charter Communications, Inc. — Class A*	14,677	4,037,716
Trade Desk, Inc. — Class A*	47,890	2,347,089
CDW Corp.	14,083	2,243,140
Total Communications		554,219,016

Consumer, Cyclical - 8.0%
Tesla, Inc.*	159,191	70,795,422
Costco Wholesale Corp.	47,654	44,109,972
Starbucks Corp.	122,145	10,333,467
O’Reilly Automotive, Inc.*	91,176	9,829,684
Marriott International, Inc. — Class A	29,170	7,597,035
Fastenal Co.	123,320	6,047,613
PACCAR, Inc.	56,426	5,547,804
Ross Stores, Inc.	35,146	5,355,899
Copart, Inc.*	103,903	4,672,518
Lululemon Athletica, Inc.*	12,328	2,193,521
Total Consumer, Cyclical		166,482,935

Consumer, Non-cyclical - 7.9%
PepsiCo, Inc.	147,116	20,660,971
Intuitive Surgical, Inc.*	38,520	17,227,300
Amgen, Inc.	57,850	16,325,270
Gilead Sciences, Inc.	133,332	14,799,852
Automatic Data Processing, Inc.	43,524	12,774,294
Vertex Pharmaceuticals, Inc.*	27,551	10,790,074
Cintas Corp.	43,302	8,888,168
Mondelez International, Inc. — Class A	139,042	8,685,954
Monster Beverage Corp.*	104,923	7,062,367
PayPal Holdings, Inc.*	102,661	6,884,447
Regeneron Pharmaceuticals, Inc.	11,194	6,294,050
IDEXX Laboratories, Inc.*	8,597	5,492,537
AstraZeneca plc ADR	63,126	4,843,027
Coca-Cola Europacific Partners plc	49,236	4,451,427
Verisk Analytics, Inc. — Class A	15,013	3,775,920
Keurig Dr Pepper, Inc.	145,972	3,723,746
GE HealthCare Technologies, Inc.	49,060	3,684,406
Kraft Heinz Co.	127,185	3,311,897
Dexcom, Inc.*	42,139	2,835,533
Biogen, Inc.*	15,755	2,206,960
Total Consumer, Non-cyclical		164,718,200

Industrial - 1.5%
Honeywell International, Inc.	68,223	14,360,941
CSX Corp.	200,328	7,113,647
Axon Enterprise, Inc.*	8,436	6,054,011
Old Dominion Freight Line, Inc.	22,584	3,179,376
Total Industrial		30,707,975

Utilities - 1.3%
Constellation Energy Corp.	33,570	11,046,880
American Electric Power Company, Inc.	57,467	6,465,038

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 163

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
NASDAQ-100® FUND

	Shares	Value
Xcel Energy, Inc.	63,551	$5,125,388
Exelon Corp.	108,529	4,884,890
Total Utilities		27,522,196

Basic Materials - 1.1%
Linde plc	50,387	23,933,825

Energy - 0.5%
Baker Hughes Co.	105,939	5,161,348
Diamondback Energy, Inc.	31,107	4,451,412
Total Energy		9,612,760

Financial - 0.2%
CoStar Group, Inc.*	45,524	3,840,860

Total Common Stocks
(Cost $440,755,082)		2,003,577,321

MUTUAL FUNDS† - 2.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,756,359	27,756,538
Guggenheim Strategy Fund II1	575,584	14,320,541
Guggenheim Strategy Fund III[1]	370,504	9,244,070
Total Mutual Funds
(Cost $51,083,879)		51,321,149

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	$1,276,000	1,274,138
3.88% due 12/18/25[3,4]	250,000	247,906
3.85% due 12/18/25[3,4]	200,000	198,324
Total U.S. Treasury Bills
(Cost $1,720,354)		1,720,368

REPURCHASE AGREEMENTS††,5 - 0.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	9,247,454	9,247,454
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	6,654,148	6,654,148
Total Repurchase Agreements
(Cost $15,901,602)		15,901,602

Total Investments - 99.6%
(Cost $509,460,917)		$2,072,520,440
Other Assets & Liabilities, net - 0.4%		8,981,085
Total Net Assets - 100.0%		$2,081,501,525

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	42	Dec 2025	$20,914,320	$289,344

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	1,806	$44,580,507	$153,712
BNP Paribas	NASDAQ-100 Index	Pay	4.99% (Federal Funds Rate + 0.90%)	At Maturity	11/20/25	343	8,461,930	60,489
Barclays Bank plc	NASDAQ-100 Index	Pay	5.13% (SOFR + 1.00%)	At Maturity	11/20/25	209	5,168,145	36,967
							$58,210,582	$251,168

164 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[5]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,003,577,321	$—	$—	$2,003,577,321
Mutual Funds	51,321,149	—	—	51,321,149
U.S. Treasury Bills	—	1,720,368	—	1,720,368
Repurchase Agreements	—	15,901,602	—	15,901,602
Equity Futures Contracts**	289,344	—	—	289,344
Equity Index Swap Agreements**	—	251,168	—	251,168
Total Assets	$2,055,187,814	$17,873,138	$—	$2,073,060,952

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 165

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,309,030	$—	$—	$—	$11,511	$14,320,541	575,584	$383,130
Guggenheim Strategy Fund III	9,236,660	—	—	—	7,410	9,244,070	370,504	253,279
Guggenheim Ultra Short Duration Fund — Institutional Class	27,646,283	—	—	—	110,255	27,756,538	2,756,359	606,009
	$51,191,973	$—	$—	$—	$129,176	$51,321,149		$1,242,418

166 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $442,475,436)	$2,005,297,689
Investments in affiliated issuers, at value (cost $51,083,879)	51,321,149
Repurchase agreements, at value (cost $15,901,602)	15,901,602
Cash	117,272
Segregated cash with broker	6,059,493
Unrealized appreciation on OTC swap agreements	251,168
Receivables:
Fund shares sold	6,273,052
Dividends	475,982
Investment Adviser	60,356
Variation margin on futures contracts	50,610
Interest	1,853
Securities lending income	12
Total assets	2,085,810,238

Liabilities:
Payable for:
Management fees	1,197,749
Fund shares redeemed	705,194
Transfer agent fees	577,096
Printing Fees	368,903
Registration Fees	357,917
Professional Fees	338,139
Portfolio accounting and administration fees	88,502
Distribution and service fees	87,370
Swap settlement	55,635
Trustees’ fees*	18,824
Miscellaneous	513,384
Total liabilities	4,308,713
Net assets	$2,081,501,525

Net assets consist of:
Paid in capital	$433,208,938
Total distributable earnings (loss)	1,648,292,587
Net assets	$2,081,501,525

Investor Class:
Net assets	$1,840,267,512
Capital shares outstanding	19,104,861
Net asset value per share	$96.32
Class A:
Net assets	$135,585,761
Capital shares outstanding	1,603,848
Net asset value per share	$84.54
Maximum offering price per share (Net asset value divided by 95.25%)	$88.76
Class C:
Net assets	$68,941,101
Capital shares outstanding	1,048,427
Net asset value per share	$65.76
Class H:
Net assets	$36,707,151
Capital shares outstanding	434,327
Net asset value per share	$84.52

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $12,865)	$6,460,626
Dividends from securities of affiliated issuers	1,242,418
Interest	376,063
Income from securities lending, net	1,285
Total investment income	8,080,392

Expenses:
Management fees	6,991,012
Distribution and service fees:
Class A	149,888
Class C	335,557
Class H	42,171
Transfer agent fees	1,959,240
Registration fees	1,082,948
Portfolio accounting and administration fees	992,452
Professional fees	437,353
Custodian fees	130,092
Trustees’ fees*	119,115
Interest expense	51,527
Line of credit fees	164
Miscellaneous	787,755
Total expenses	13,079,274
Less:
Expenses reimbursed by Adviser	(466,081)
Expenses waived by Adviser	(375,439)
Total waived/reimbursed expense	(841,520)
Net expenses	12,237,754
Net investment loss	(4,157,362)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	36,122,356
Swap agreements	10,950,497
Futures contracts	2,797,488
Net realized gain	49,870,341
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	401,779,126
Investments in affiliated issuers	129,176
Swap agreements	2,190,248
Futures contracts	872,668
Net change in unrealized appreciation (depreciation)	404,971,218
Net realized and unrealized gain	454,841,559
Net increase in net assets resulting from operations	$450,684,197

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 167

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(4,157,362)	$(5,769,056)
Net realized gain on investments	49,870,341	125,248,534
Net change in unrealized appreciation (depreciation) on investments	404,971,218	(16,323,644)
Net increase in net assets resulting from operations	450,684,197	103,155,834

Distributions to shareholders:
Investor Class	—	(113,208,401)
Class A	—	(8,532,921)
Class C	—	(7,570,215)
Class H	—	(3,238,974)
Total distributions to shareholders	—	(132,550,511)

Capital share transactions:
Proceeds from sale of shares
Investor Class	442,102,811	1,323,796,953
Class A	14,982,086	20,271,162
Class C	2,838,914	8,027,183
Class H	9,427,243	52,745,985
Distributions reinvested
Investor Class	—	109,280,454
Class A	—	7,780,644
Class C	—	6,620,660
Class H	—	3,238,968
Cost of shares redeemed
Investor Class	(461,905,790)	(1,509,846,946)
Class A	(10,591,388)	(17,094,626)
Class C	(16,746,109)	(25,353,295)
Class H	(11,774,807)	(60,863,209)
Net decrease from capital share transactions	(31,667,040)	(81,396,067)
Net increase (decrease) in net assets	419,017,157	(110,790,744)

Net assets:
Beginning of period	1,662,484,368	1,773,275,112
End of period	$2,081,501,525	$1,662,484,368

Capital share activity:
Shares sold
Investor Class	5,118,981	16,182,813
Class A	203,577	283,150
Class C	50,502	139,809
Class H	126,967	723,560
Shares issued from reinvestment of distributions
Investor Class	—	1,289,901
Class A	—	104,438
Class C	—	113,562
Class H	—	43,488
Shares redeemed
Investor Class	(5,397,695)	(18,405,963)
Class A	(144,314)	(236,163)
Class C	(292,517)	(445,701)
Class H	(160,490)	(839,297)
Net decrease in shares	(494,989)	(1,046,403)

168 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$75.44	$76.79	$55.65	$68.39	$63.43	$39.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.20)	(.07)	(.10)	(.37)	(.28)
Net gain (loss) on investments (realized and unrealized)	21.05	4.80	21.21	(8.57)	8.70	26.64
Total from investment operations	20.88	4.60	21.14	(8.67)	8.33	26.36
Less distributions from:
Net realized gains	—	(5.95)	—	(4.07)	(3.37)	(2.61)
Total distributions	—	(5.95)	—	(4.07)	(3.37)	(2.61)
Net asset value, end of period	$96.32	$75.44	$76.79	$55.65	$68.39	$63.43

Total Return	27.68%	5.15%	37.99%	(11.56%)	12.69%	66.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,840,268	$1,462,294	$1,560,083	$1,224,330	$1,424,456	$1,386,721
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.25%)	(0.11%)	(0.19%)	(0.53%)	(0.50%)
Total expenses[c]	1.35%	1.33%	1.34%	1.30%	1.25%	1.33%
Net expenses[d]	1.26%	1.24%	1.27%	1.27%	1.24%	1.33%
Portfolio turnover rate	16%	35%	70%	50%	44%	57%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$66.29	$68.25	$49.59	$61.69	$57.63	$36.29
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.36)	(.21)	(.21)	(.50)	(.39)
Net gain (loss) on investments (realized and unrealized)	18.49	4.35	18.87	(7.82)	7.93	24.34
Total from investment operations	18.25	3.99	18.66	(8.03)	7.43	23.95
Less distributions from:
Net realized gains	—	(5.95)	—	(4.07)	(3.37)	(2.61)
Total distributions	—	(5.95)	—	(4.07)	(3.37)	(2.61)
Net asset value, end of period	$84.54	$66.29	$68.25	$49.59	$61.69	$57.63

Total Return[e]	27.53%	4.89%	37.63%	(11.78%)	12.40%	66.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$135,586	$102,393	$95,089	$64,133	$74,179	$69,808
Ratios to average net assets:
Net investment income (loss)	(0.64%)	(0.50%)	(0.36%)	(0.43%)	(0.78%)	(0.75%)
Total expenses[c]	1.60%	1.58%	1.59%	1.54%	1.50%	1.58%
Net expenses[d]	1.51%	1.49%	1.51%	1.52%	1.49%	1.58%
Portfolio turnover rate	16%	35%	70%	50%	44%	57%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 169

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$51.76	$54.80	$40.11	$51.32	$48.76	$31.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.72)	(.52)	(.48)	(.82)	(.66)
Net gain (loss) on investments (realized and unrealized)	14.41	3.63	15.21	(6.66)	6.75	20.85
Total from investment operations	14.00	2.91	14.69	(7.14)	5.93	20.19
Less distributions from:
Net realized gains	—	(5.95)	—	(4.07)	(3.37)	(2.61)
Total distributions	—	(5.95)	—	(4.07)	(3.37)	(2.61)
Net asset value, end of period	$65.76	$51.76	$54.80	$40.11	$51.32	$48.76

Total Return[e]	27.05%	4.10%	36.62%	(12.45%)	11.57%	65.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,941	$66,791	$81,249	$72,314	$106,419	$115,315
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.25%)	(1.12%)	(1.19%)	(1.53%)	(1.50%)
Total expenses[c]	2.35%	2.33%	2.34%	2.29%	2.25%	2.33%
Net expenses[d]	2.26%	2.24%	2.27%	2.27%	2.24%	2.33%
Portfolio turnover rate	16%	35%	70%	50%	44%	57%

170 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$66.27	$68.24	$49.57	$61.67	$57.61	$36.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.36)	(.20)	(.21)	(.51)	(.38)
Net gain (loss) on investments (realized and unrealized)	18.49	4.34	18.87	(7.82)	7.94	24.32
Total from investment operations	18.25	3.98	18.67	(8.03)	7.43	23.94
Less distributions from:
Net realized gains	—	(5.95)	—	(4.07)	(3.37)	(2.61)
Total distributions	—	(5.95)	—	(4.07)	(3.37)	(2.61)
Net asset value, end of period	$84.52	$66.27	$68.24	$49.57	$61.67	$57.61

Total Return	27.54%	4.88%	37.66%	(11.77%)	12.41%	66.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,707	$31,006	$36,854	$22,333	$28,879	$24,532
Ratios to average net assets:
Net investment income (loss)	(0.64%)	(0.50%)	(0.35%)	(0.42%)	(0.79%)	(0.75%)
Total expenses[c]	1.60%	1.58%	1.59%	1.54%	1.50%	1.59%
Net expenses[d]	1.51%	1.49%	1.51%	1.52%	1.49%	1.59%
Portfolio turnover rate	16%	35%	70%	50%	44%	57%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 171

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 14.3%
Guggenheim Strategy Fund II1	49,399	$1,229,056
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	877,788
Total Mutual Funds
(Cost $2,033,556)		2,106,844

	Face Amount
U.S. TREASURY BILLS†† - 9.4%
U.S. Treasury Bills
3.88% due 12/18/25[2,3]	$700,000	694,135
3.85% due 12/18/25[3]	700,000	694,136
Total U.S. Treasury Bills
(Cost $1,388,268)		1,388,271

FEDERAL AGENCY NOTES†† - 2.7%
Federal Home Loan Bank
4.13% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	400,000	400,007
Total Federal Agency Notes
(Cost $400,000)		400,007

REPURCHASE AGREEMENTS††,4 - 69.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	5,922,603	5,922,603
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	4,261,700	4,261,700
Total Repurchase Agreements
(Cost $10,184,303)		10,184,303

Total Investments - 95.5%
(Cost $14,006,127)		$14,079,425
Other Assets & Liabilities, net - 4.5%		667,888
Total Net Assets - 100.0%		$14,747,313

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2025	$497,960	$(3,442)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.49% (Federal Funds Rate + 0.40%)	At Maturity	11/19/25	133	$3,279,186	$(13,248)
BNP Paribas	NASDAQ-100 Index	Receive	4.59% (Federal Funds Rate + 0.50%)	At Maturity	11/20/25	144	3,543,933	(25,319)
Barclays Bank plc	NASDAQ-100 Index	Receive	4.78% (SOFR + 0.65%)	At Maturity	11/20/25	303	7,479,495	(53,467)
							$14,302,614	$(92,034)

172 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
INVERSE NASDAQ-100® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,106,844	$—	$—	$2,106,844
U.S. Treasury Bills	—	1,388,271	—	1,388,271
Federal Agency Notes	—	400,007	—	400,007
Repurchase Agreements	—	10,184,303	—	10,184,303
Total Assets	$2,106,844	$11,972,581	$—	$14,079,425

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,442	$—	$—	$3,442
Equity Index Swap Agreements**	—	92,034	—	92,034
Total Liabilities	$3,442	$92,034	$—	$95,476

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 173

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE NASDAQ-100® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,228,068	$—	$—	$—	$988	$1,229,056	49,399	$32,882
Guggenheim Ultra Short Duration Fund — Institutional Class	874,301	—	—	—	3,487	877,788	87,169	19,165
	$2,102,369	$—	$—	$—	$4,475	$2,106,844		$52,047

174 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,788,268)	$1,788,278
Investments in affiliated issuers, at value (cost $2,033,556)	2,106,844
Repurchase agreements, at value (cost $10,184,303)	10,184,303
Segregated cash with broker	771,645
Receivables:
Fund shares sold	54,274
Swap settlement	9,265
Dividends	8,311
Interest	5,174
Total assets	14,928,094

Liabilities:
Overdraft due to custodian bank	20,000
Unrealized depreciation on OTC swap agreements	92,034
Payable for:
Fund shares redeemed	45,768
Management fees	7,950
Transfer agent fees	3,569
Variation margin on futures contracts	1,205
Distribution and service fees	509
Portfolio accounting and administration fees	474
Trustees’ fees*	112
Miscellaneous	9,160
Total liabilities	180,781
Net assets	$14,747,313

Net assets consist of:
Paid in capital	$100,282,508
Total distributable earnings (loss)	(85,535,195)
Net assets	$14,747,313

Investor Class:
Net assets	$13,178,102
Capital shares outstanding	107,035
Net asset value per share	$123.12
Class A:
Net assets	$443,408
Capital shares outstanding	3,798
Net asset value per share	$116.75
Maximum offering price per share (Net asset value divided by 95.25%)	122.57
Class C:
Net assets	$405,733
Capital shares outstanding	4,416
Net asset value per share	$91.88
Class H:
Net assets	$720,070
Capital shares outstanding	6,273
Net asset value per share	$114.79

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$52,047
Interest	248,452
Total investment income	300,499

Expenses:
Management fees	56,847
Distribution and service fees:
Class A	620
Class C	1,576
Class H	1,348
Transfer agent fees	14,110
Portfolio accounting and administration fees	9,632
Registration fees	9,567
Professional fees	3,230
Interest expense	1,481
Trustees’ fees*	981
Custodian fees	896
Miscellaneous	2,956
Total expenses	103,244
Less:
Expenses reimbursed by Adviser	(6,316)
Expenses waived by Adviser	(1,098)
Total waived/reimbursed expenses	(7,414)
Net expenses	95,830
Net investment income	204,669

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(618)
Swap agreements	(3,126,498)
Futures contracts	(207,151)
Net realized loss	(3,334,267)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	44
Investments in affiliated issuers	4,475
Swap agreements	(405,212)
Futures contracts	(87,189)
Net change in unrealized appreciation (depreciation)	(487,882)
Net realized and unrealized loss	(3,822,149)
Net decrease in net assets resulting from operations	$(3,617,480)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 175

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$204,669	$611,907
Net realized loss on investments	(3,334,267)	(1,410,604)
Net change in unrealized appreciation (depreciation) on investments	(487,882)	505,090
Net decrease in net assets resulting from operations	(3,617,480)	(293,607)

Distributions to shareholders:
Investor Class	—	(772,383)
Class A	—	(34,626)
Class C	—	(20,917)
Class H	—	(29,461)
Total distributions to shareholders	—	(857,387)

Capital share transactions:
Proceeds from sale of shares
Investor Class	48,322,215	51,947,510
Class A	371,443	617,988
Class C	1,319,006	644,819
Class H	20,547,897	2,556,464
Distributions reinvested
Investor Class	—	764,080
Class A	—	34,626
Class C	—	20,917
Class H	—	29,461
Cost of shares redeemed
Investor Class	(43,206,712)	(56,225,503)
Class A	(325,515)	(915,168)
Class C	(990,006)	(668,903)
Class H	(19,615,393)	(2,608,849)
Net increase (decrease) from capital share transactions	6,422,935	(3,802,558)
Net increase (decrease) in net assets	2,805,455	(4,953,552)

Net assets:
Beginning of period	11,941,858	16,895,410
End of period	$14,747,313	$11,941,858

Capital Share Activity:
Shares sold
Investor Class	332,134	2,707,794	*
Class A	2,604	40,298	*
Class C	12,684	44,377	*
Class H	150,831	150,444	*
Shares issued from reinvestment of distributions
Investor Class	—	54,773	*
Class A	—	2,611	*
Class C	—	1,994	*
Class H	—	2,261	*
Shares redeemed
Investor Class	(295,256)	(3,613,795	)*
Class A	(2,296)	(91,252	)*
Class C	(9,382)	(57,529	)*
Class H	(146,223)	(171,977	)*
Net increase (decrease) in shares	45,096	(930,001	)*

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 24, 2025.

176 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$157.42	$168.96	$230.51	$217.26	$261.66	$476.50
Income (loss) from investment operations:
Net investment income (loss)[b]	2.32	5.77	8.10	4.00	(2.80)	(4.00)
Net gain (loss) on investments (realized and unrealized)	(36.62)	(9.16)	(60.95)	9.25 [g]	(41.60)	(210.54)
Total from investment operations	(34.30)	(3.39)	(52.85)	13.25	(44.40)	(214.54)
Less distributions from:
Net investment income	—	(8.15)	(8.70)	—	—	(.30)
Total distributions	—	(8.15)	(8.70)	—	—	(.30)
Net asset value, end of period	$123.12	$157.42	$168.96	$230.51	$217.26	$261.66

Total Return	(21.79%)	(1.41%)	(23.27%)	6.07%	(16.97%)	(45.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,178	$11,044	$15,568	$29,762	$14,902	$26,018
Ratios to average net assets:
Net investment income (loss)	3.29%	3.68%	4.04%	1.55%	(1.22%)	(1.28%)
Total expenses[c]	1.58%	1.52%	1.54%	1.59%	1.46%	1.54%
Net expenses[d]	1.46%	1.41%	1.45%	1.55%	1.44%	1.52%
Portfolio turnover rate	—	—	—	—	23%	37%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$149.46	$161.23	$220.99	$208.82	$252.17	$460.40
Income (loss) from investment operations:
Net investment income (loss)[b]	2.05	5.14	7.40	3.30	(3.10)	(4.50)
Net gain (loss) on investments (realized and unrealized)	(34.76)	(8.76)	(58.46)	8.87 [g]	(40.25)	(203.43)
Total from investment operations	(32.71)	(3.62)	(51.06)	12.17	(43.35)	(207.93)
Less distributions from:
Net investment income	—	(8.15)	(8.70)	—	—	(.30)
Total distributions	—	(8.15)	(8.70)	—	—	(.30)
Net asset value, end of period	$116.75	$149.46	$161.23	$220.99	$208.82	$252.17

Total Return[e]	(21.89%)	(1.59%)	(23.51%)	5.84%	(17.21%)	(45.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$443	$522	$836	$1,311	$1,885	$1,489
Ratios to average net assets:
Net investment income (loss)	3.14%	3.44%	3.80%	1.35%	(1.41%)	(1.51%)
Total expenses[c]	1.81%	1.76%	1.78%	1.82%	1.70%	1.78%
Net expenses[d]	1.69%	1.65%	1.69%	1.78%	1.68%	1.76%
Portfolio turnover rate	—	—	—	—	23%	37%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 177

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$118.04	$130.31	$181.92	$173.13	$210.72	$387.64
Income (loss) from investment operations:
Net investment income (loss)[b]	1.26	3.20	4.80	(2.40)	(3.80)	(6.00)
Net gain (loss) on investments (realized and unrealized)	(27.42)	(7.32)	(47.71)	11.19 [g]	(33.79)	(170.62)
Total from investment operations	(26.16)	(4.12)	(42.91)	8.79	(37.59)	(176.62)
Less distributions from:
Net investment income	—	(8.15)	(8.70)	—	—	(.30)
Total distributions	—	(8.15)	(8.70)	—	—	(.30)
Net asset value, end of period	$91.88	$118.04	$130.31	$181.92	$173.13	$210.72

Total Return[e]	(22.16%)	(2.36%)	(24.06%)	5.08%	(17.85%)	(45.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$406	$131	$160	$40	$707	$73
Ratios to average net assets:
Net investment income (loss)	2.49%	2.69%	3.10%	(1.22%)	(2.16%)	(2.26%)
Total expenses[c]	2.54%	2.49%	2.55%	2.56%	2.45%	2.55%
Net expenses[d]	2.42%	2.38%	2.46%	2.55%	2.43%	2.54%
Portfolio turnover rate	—	—	—	—	23%	37%

178 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$146.94	$158.67	$217.68	$205.68	$248.31	$453.58
Income (loss) from investment operations:
Net investment income (loss)[b]	1.99	5.15	7.10	.90	(3.20)	(4.60)
Net gain (loss) on investments (realized and unrealized)	(34.14)	(8.73)	(57.41)	11.10 [g]	(39.43)	(200.37)
Total from investment operations	(32.15)	(3.58)	(50.31)	12.00	(42.63)	(204.97)
Less distributions from:
Net investment income	—	(8.15)	(8.70)	—	—	(.30)
Total distributions	—	(8.15)	(8.70)	—	—	(.30)
Net asset value, end of period	$114.79	$146.94	$158.67	$217.68	$205.68	$248.31

Total Return	(21.88%)	(1.66%)	(23.41%)	5.83%	(17.16%)	(45.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$720	$245	$332	$574	$2,567	$337
Ratios to average net assets:
Net investment income (loss)	2.97%	3.48%	3.79%	0.39%	(1.49%)	(1.51%)
Total expenses[c]	1.82%	1.79%	1.80%	1.83%	1.72%	1.79%
Net expenses[d]	1.71%	1.67%	1.71%	1.80%	1.71%	1.78%
Portfolio turnover rate	—	—	—	—	23%	37%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Reverse share split – Per share amounts have been restated to reflect a 1:10 reverse share split effective February 24, 2025.
[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 179

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 59.1%

Financial - 14.0%
UMB Financial Corp.	101	$11,953
Old National Bancorp	488	10,712
CareTrust REIT, Inc.	294	10,196
Jackson Financial, Inc. — Class A	100	10,123
Cadence Bank	260	9,760
MARA Holdings, Inc.*	517	9,440
American Healthcare REIT, Inc.	222	9,326
Riot Platforms, Inc.*	485	9,230
Essent Group Ltd.	136	8,644
Piper Sandler Cos.	24	8,328
Essential Properties Realty Trust, Inc. REIT	277	8,244
Glacier Bancorp, Inc.	166	8,079
Terreno Realty Corp. REIT	142	8,058
Ryman Hospitality Properties, Inc. REIT	86	7,705
Hancock Whitney Corp.	121	7,576
Moelis & Co. — Class A	104	7,417
Home BancShares, Inc.	262	7,415
United Bankshares, Inc.	197	7,330
Valley National Bancorp	675	7,155
Atlantic Union Bankshares Corp.	200	7,058
Core Scientific, Inc.*	387	6,943
Selective Insurance Group, Inc.	85	6,891
Kite Realty Group Trust REIT	307	6,846
Radian Group, Inc.	189	6,846
Ameris Bancorp	93	6,818
Macerich Co. REIT	354	6,443
Axos Financial, Inc.*	76	6,433
StoneX Group, Inc.*	63	6,358
StepStone Group, Inc. — Class A	97	6,335
First Financial Bankshares, Inc.	187	6,293
Sabra Health Care REIT, Inc.	331	6,170
Phillips Edison & Company, Inc. REIT	177	6,076
SL Green Realty Corp. REIT	101	6,041
Upstart Holdings, Inc.*	118	5,994
Associated Banc-Corp.	232	5,965
ServisFirst Bancshares, Inc.	72	5,798
PJT Partners, Inc. — Class A	32	5,687
Cleanspark, Inc.*	386	5,597
Texas Capital Bancshares, Inc.*	64	5,410
Independence Realty Trust, Inc. REIT	327	5,360
Tanger, Inc. REIT	157	5,313
CNO Financial Group, Inc.	134	5,300
United Community Banks, Inc.	169	5,298
International Bancshares Corp.	77	5,294
National Health Investors, Inc. REIT	65	5,167
Compass, Inc. — Class A*	639	5,131
HA Sustainable Infrastructure Capital, Inc.	167	5,127
Cushman & Wakefield plc*	322	5,126
Genworth Financial, Inc. — Class A*	573	5,100
PennyMac Financial Services, Inc.	41	5,079
Eastern Bankshares, Inc.	274	4,973
First BanCorp	225	4,961
Flagstar Financial, Inc.	423	4,886
Renasant Corp.	132	4,869
Bancorp, Inc.*	64	4,793
BGC Group, Inc. — Class A	503	4,758
Fulton Financial Corp.	254	4,732
Broadstone Net Lease, Inc. REIT	264	4,718
Independent Bank Corp.	68	4,704
COPT Defense Properties REIT	160	4,650
Cipher Mining, Inc.*	369	4,646
Hut 8 Corp.*	132	4,595
Cathay General Bancorp	95	4,561
Terawulf, Inc.*	395	4,511
PotlatchDeltic Corp. REIT	110	4,482
Community Financial System, Inc.	74	4,339
Palomar Holdings, Inc.*	37	4,320
WesBanco, Inc.	133	4,247
NMI Holdings, Inc. — Class A*	110	4,217
WSFS Financial Corp.	78	4,207
Lemonade, Inc.*	78	4,175
Blackstone Mortgage Trust, Inc. — Class A REIT	226	4,161
BankUnited, Inc.	106	4,045
Newmark Group, Inc. — Class A	216	4,028
Victory Capital Holdings, Inc. — Class A	62	4,015
McGrath RentCorp	34	3,988
First Interstate BancSystem, Inc. — Class A	124	3,952
Enova International, Inc.*	34	3,913
Walker & Dunlop, Inc.	46	3,847
Artisan Partners Asset Management, Inc. — Class A	88	3,819
Simmons First National Corp. — Class A	197	3,776
Apple Hospitality REIT, Inc.	312	3,747
Acadia Realty Trust REIT	185	3,728
Bread Financial Holdings, Inc.	66	3,681
BancFirst Corp.	29	3,667
LXP Industrial Trust REIT	406	3,638
Urban Edge Properties REIT	177	3,623
Seacoast Banking Corporation of Florida	119	3,621
Bank of Hawaii Corp.	55	3,610
Outfront Media, Inc. REIT	194	3,554
Douglas Emmett, Inc. REIT	226	3,519
CVB Financial Corp.	184	3,479
Provident Financial Services, Inc.	179	3,451
TowneBank	99	3,422
Four Corners Property Trust, Inc. REIT	140	3,416
Park National Corp.	21	3,413
First Financial Bancorp	134	3,383
WaFd, Inc.	110	3,332
FB Financial Corp.	59	3,289
Arbor Realty Trust, Inc. REIT	266	3,248
Mercury General Corp.	38	3,222
Burford Capital Ltd.	269	3,217
Trustmark Corp.	80	3,168
InvenTrust Properties Corp. REIT	110	3,148
Banner Corp.	48	3,144
First Merchants Corp.	82	3,091
Curbline Properties Corp. REIT	137	3,055
Enterprise Financial Services Corp.	52	3,015

180 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
First Bancorp	57	$3,015
NBT Bancorp, Inc.	72	3,007
Banc of California, Inc.	179	2,962
Stewart Information Services Corp.	39	2,859
Baldwin Insurance Group, Inc. — Class A*	99	2,793
First Busey Corp.	120	2,778
Beacon Financial Corp.	117	2,766
Customers Bancorp, Inc.*	42	2,746
OFG Bancorp	62	2,696
HCI Group, Inc.	14	2,687
St. Joe Co.	53	2,623
SiriusPoint Ltd.*	144	2,605
Dave, Inc.*	13	2,592
Stock Yards Bancorp, Inc.	37	2,590
Horace Mann Educators Corp.	57	2,575
Cohen & Steers, Inc.	39	2,559
Nicolet Bankshares, Inc.	19	2,555
Marex Group plc	75	2,521
Northwest Bancshares, Inc.	202	2,503
Pagseguro Digital Ltd. — Class A	249	2,490
Bank of NT Butterfield & Son Ltd.	58	2,489
Sunstone Hotel Investors, Inc. REIT	265	2,483
Veritex Holdings, Inc.	74	2,481
City Holding Co.	20	2,477
Goosehead Insurance, Inc. — Class A	33	2,456
Pathward Financial, Inc.	33	2,442
First Commonwealth Financial Corp.	142	2,421
LendingClub Corp.*	159	2,415
NETSTREIT Corp.	132	2,384
Skyward Specialty Insurance Group, Inc.*	50	2,378
LTC Properties, Inc. REIT	64	2,359
WisdomTree, Inc.	167	2,321
ARMOUR Residential REIT, Inc.	155	2,316
Lakeland Financial Corp.	36	2,311
DiamondRock Hospitality Co. REIT	287	2,285
Global Net Lease, Inc. REIT	278	2,260
Nelnet, Inc. — Class A	18	2,257
Trupanion, Inc.*	52	2,250
Dynex Capital, Inc. REIT	181	2,224
Farmer Mac — Class C	13	2,184
Bitdeer Technologies Group — Class A*	125	2,136
Elme Communities REIT	124	2,091
Innovative Industrial Properties, Inc. REIT	39	2,090
Hilltop Holdings, Inc.	62	2,072
National Bank Holdings Corp. — Class A	53	2,048
S&T Bancorp, Inc.	54	2,030
German American Bancorp, Inc.	51	2,003
Stellar Bancorp, Inc.	66	2,002
Apollo Commercial Real Estate Finance, Inc. REIT	194	1,965
Getty Realty Corp. REIT	73	1,959
Sila Realty Trust, Inc. REIT	78	1,958
Coastal Financial Corp.*	18	1,947
JBG SMITH Properties REIT	87	1,936
TriCo Bancshares	43	1,910
Xenia Hotels & Resorts, Inc. REIT	138	1,893
Pebblebrook Hotel Trust REIT	165	1,879
Alexander & Baldwin, Inc. REIT	103	1,874
Perella Weinberg Partners	86	1,834
Acadian Asset Management, Inc.	37	1,782
Hope Bancorp, Inc.	164	1,766
Live Oak Bancshares, Inc.	50	1,761
Ladder Capital Corp. — Class A REIT	160	1,746
QCR Holdings, Inc.	23	1,740
ProAssurance Corp.*	72	1,727
Virtus Investment Partners, Inc.	9	1,710
Paramount Group, Inc. REIT*	260	1,700
Westamerica BanCorp	34	1,700
Ellington Financial, Inc. REIT	130	1,687
Veris Residential, Inc. REIT	111	1,687
Dime Community Bancshares, Inc.	56	1,670
ConnectOne Bancorp, Inc.	67	1,662
1st Source Corp.	27	1,662
UMH Properties, Inc. REIT	110	1,633
Bank First Corp.	13	1,577
Enact Holdings, Inc.	41	1,572
Anywhere Real Estate, Inc.*	148	1,567
Hamilton Insurance Group Ltd. — Class B*	63	1,562
Piedmont Realty Trust, Inc. — Class A REIT	173	1,557
Triumph Financial, Inc.*	31	1,551
Preferred Bank/Los Angeles CA	17	1,537
Smartstop Self Storage REIT, Inc.	40	1,506
RLJ Lodging Trust REIT	208	1,498
Safety Insurance Group, Inc.	21	1,484
PennyMac Mortgage Investment Trust REIT	121	1,483
American Assets Trust, Inc. REIT	73	1,483
Cannae Holdings, Inc.	81	1,483
Chimera Investment Corp. REIT	112	1,481
Empire State Realty Trust, Inc. — Class A REIT	192	1,471
Fidelis Insurance Holdings Ltd.	81	1,470
Peoples Bancorp, Inc.	49	1,470
Apartment Investment and Management Co. — Class A REIT	185	1,467
Origin Bancorp, Inc.	42	1,450
Employers Holdings, Inc.	34	1,444
Two Harbors Investment Corp. REIT	145	1,431
Hudson Pacific Properties, Inc. REIT*	518	1,430
Centerspace REIT	24	1,414
OceanFirst Financial Corp.	80	1,406
Kennedy-Wilson Holdings, Inc.	168	1,398
Diversified Healthcare Trust REIT	306	1,349
Root, Inc. — Class A*	15	1,343
Encore Capital Group, Inc.*	32	1,336
Bit Digital, Inc.*	443	1,329
MFA Financial, Inc. REIT	143	1,314
Plymouth Industrial REIT, Inc.	58	1,295
Easterly Government Properties, Inc. REIT	56	1,284
Navient Corp.	97	1,276
Tompkins Financial Corp.	19	1,258
Franklin BSP Realty Trust, Inc. REIT	115	1,249

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 181

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Orchid Island Capital, Inc. REIT	178	$1,248
Community Trust Bancorp, Inc.	22	1,231
Patria Investments Ltd. — Class A	84	1,226
Safehold, Inc. REIT	79	1,224
Univest Financial Corp.	40	1,201
AMERISAFE, Inc.	27	1,184
eXp World Holdings, Inc.	110	1,173
Burke & Herbert Financial Services Corp.	19	1,172
Heritage Financial Corp.	48	1,161
Southside Bancshares, Inc.	41	1,158
Merchants Bancorp	36	1,145
Central Pacific Financial Corp.	37	1,123
First Mid Bancshares, Inc.	29	1,099
Capitol Federal Financial, Inc.	171	1,086
Brookfield Business Corp. — Class A	32	1,073
Redwood Trust, Inc. REIT	185	1,071
Old Second Bancorp, Inc.	61	1,054
Byline Bancorp, Inc.	38	1,054
Hanmi Financial Corp.	42	1,037
LendingTree, Inc.*	16	1,036
NexPoint Residential Trust, Inc. REIT	32	1,031
Esquire Financial Holdings, Inc.	10	1,021
Amerant Bancorp, Inc.	52	1,002
Northeast Bank	10	1,002
Brandywine Realty Trust REIT	240	1,001
Marcus & Millichap, Inc.	34	998
Mercantile Bank Corp.	22	990
BrightSpire Capital, Inc. REIT	181	983
Horizon Bancorp, Inc.	61	977
Metropolitan Bank Holding Corp.	13	973
Universal Insurance Holdings, Inc.	36	947
Business First Bancshares, Inc.	40	944
TrustCo Bank Corporation NY	26	944
CNB Financial Corp.	39	944
F&G Annuities & Life, Inc.	30	938
Camden National Corp.	24	926
United Fire Group, Inc.	30	913
Hippo Holdings, Inc.*	25	904
First Financial Corp.	16	903
HomeTrust Bancshares, Inc.	22	901
Ready Capital Corp. REIT	232	898
Amalgamated Financial Corp.	33	896
Orrstown Financial Services, Inc.	26	883
Independent Bank Corp.	28	867
Republic Bancorp, Inc. — Class A	12	867
NB Bancorp, Inc.	49	865
PRA Group, Inc.*	55	849
Summit Hotel Properties, Inc. REIT	154	845
Heritage Commerce Corp.	84	834
Adamas Trust, Inc. REIT	119	829
P10, Inc. — Class A	76	827
Equity Bancshares, Inc. — Class A	20	814
TPG RE Finance Trust, Inc. REIT	94	805
Mid Penn Bancorp, Inc.	28	802
CBL & Associates Properties, Inc. REIT	26	795
Capital City Bank Group, Inc.	19	794
Eagle Bancorp, Inc.	39	789
Gladstone Commercial Corp. REIT	64	788
Armada Hoffler Properties, Inc. REIT	112	785
Heritage Insurance Holdings, Inc.*	31	781
Washington Trust Bancorp, Inc.	27	780
Whitestone REIT — Class B	63	774
Aspen Insurance Holdings Ltd. — Class A*	21	771
First Community Bankshares, Inc.	22	766
Financial Institutions, Inc.	28	762
GCM Grosvenor, Inc. — Class A	62	748
Metrocity Bankshares, Inc.	27	748
Southern Missouri Bancorp, Inc.	14	736
Great Southern Bancorp, Inc.	12	735
Farmers National Banc Corp.	51	735
HarborOne Bancorp, Inc.	54	734
KKR Real Estate Finance Trust, Inc. REIT	80	720
SmartFinancial, Inc.	20	715
Alerus Financial Corp.	32	708
Five Star Bancorp	22	708
Shore Bancshares, Inc.	43	706
Universal Health Realty Income Trust REIT	18	705
Alexander’s, Inc. REIT	3	703
Invesco Mortgage Capital, Inc. REIT	93	703
CTO Realty Growth, Inc. REIT	43	701
Firstsun Capital Bancorp*	18	698
South Plains Financial, Inc.	18	696
Northrim BanCorp, Inc.	32	693
Third Coast Bancshares, Inc.*	18	683
Peakstone Realty Trust REIT	52	682
World Acceptance Corp.*	4	677
Arrow Financial Corp.	23	651
MidWestOne Financial Group, Inc.	23	651
Bar Harbor Bankshares	21	640
Guaranty Bancshares, Inc.	13	634
Tiptree, Inc. — Class A	33	633
Peoples Financial Services Corp.	13	632
Farmland Partners, Inc. REIT	58	631
SITE Centers Corp. REIT	70	631
NerdWallet, Inc. — Class A*	58	624
NET Lease Office Properties REIT	21	623
Real Brokerage, Inc.*	149	623
Compass Diversified Holdings	94	622
Flushing Financial Corp.	45	621
Carter Bankshares, Inc.*	32	621
ACNB Corp.	14	617
Peapack-Gladstone Financial Corp.	22	607
Global Medical REIT, Inc.	18	607
Northfield Bancorp, Inc.	51	602
FTAI Infrastructure, Inc.	137	597
Bowhead Specialty Holdings, Inc.*	22	595
Slide Insurance Holdings, Inc.*	37	584
Service Properties Trust REIT	215	583
Community Healthcare Trust, Inc. REIT	38	581
ChoiceOne Financial Services, Inc.	20	579
One Liberty Properties, Inc. REIT	26	575
Columbia Financial, Inc.*	38	570

182 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
First Business Financial Services, Inc.	11	$564
Diamond Hill Investment Group, Inc.	4	560
International Money Express, Inc.*	39	545
Home Bancorp, Inc.	10	543
Saul Centers, Inc. REIT	17	542
Investors Title Co.	2	536
California BanCorp*	32	534
Hingham Institution For Savings	2	528
Kearny Financial Corp.	80	526
Sierra Bancorp	18	520
GBank Financial Holdings, Inc.*	13	511
Bridgewater Bancshares, Inc.*	29	510
Capital Bancorp, Inc.	16	510
Bank of Marin Bancorp	21	510
Regional Management Corp.	13	506
Ambac Financial Group, Inc.*	60	500
Community West Bancshares	24	500
Midland States Bancorp, Inc.	29	497
First Foundation, Inc.*	89	496
First Bank/Hamilton NJ	30	489
Unity Bancorp, Inc.	10	489
Postal Realty Trust, Inc. — Class A REIT	31	486
Southern First Bancshares, Inc.*	11	485
MBIA, Inc.*	64	477
Greenlight Capital Re Ltd. — Class A*	37	470
Red River Bancshares, Inc.	7	454
RBB Bancorp	24	450
Farmers & Merchants Bancorp Incorporated/Archbold OH	18	450
Donegal Group, Inc. — Class A	23	446
Bankwell Financial Group, Inc.	10	442
Gladstone Land Corp. REIT	48	440
Industrial Logistics Properties Trust REIT	75	437
Chatham Lodging Trust REIT	65	436
Resolute Holdings Management, Inc.*	6	433
BayCom Corp.	15	431
West BanCorp, Inc.	21	427
Civista Bancshares, Inc.	21	426
Claros Mortgage Trust, Inc. REIT*	128	425
Citizens & Northern Corp.	21	416
Ponce Financial Group, Inc.*	28	412
Atlanticus Holdings Corp.*	7	410
Colony Bankcorp, Inc.	24	408
HBT Financial, Inc.	16	403
MVB Financial Corp.	16	401
NewtekOne, Inc.	35	401
First Bancorp, Inc.	15	394
Better Home & Finance Holding Co.*	7	393
FRP Holdings, Inc.*	16	390
American Coastal Insurance Corp.	34	387
OppFi, Inc.	34	385
City Office REIT, Inc.	55	383
Blue Ridge Bankshares, Inc.*	89	376
Selectquote, Inc.*	191	374
Kingsway Financial Services, Inc.*	25	365
Citizens Financial Services, Inc.	6	362
Onity Group, Inc.*	9	360
FS Bancorp, Inc.	9	359
John Marshall Bancorp, Inc.	18	357
loanDepot, Inc. — Class A*	114	350
Northeast Community Bancorp, Inc.	17	350
Mechanics Bancorp — Class A*	26	346
RMR Group, Inc. — Class A	22	346
Waterstone Financial, Inc.	22	343
FrontView REIT, Inc.	25	343
Ares Commercial Real Estate Corp. REIT	74	334
Timberland Bancorp, Inc.	10	333
Citizens, Inc.*	63	331
Legacy Housing Corp.*	12	330
Orange County Bancorp, Inc.	13	328
Abacus Global Management, Inc.*	56	321
Primis Financial Corp.	30	315
Chemung Financial Corp.	6	315
PCB Bancorp	15	315
Western New England Bancorp, Inc.	26	312
Chicago Atlantic Real Estate Finance, Inc. REIT	24	307
Fidelity D&D Bancorp, Inc.	7	307
Norwood Financial Corp.	12	305
Plumas Bancorp	7	302
Paysign, Inc.*	48	302
Investar Holding Corp.	13	302
Parke Bancorp, Inc.	14	302
FB Bancorp, Inc.*	25	300
Middlefield Banc Corp.	10	300
Sky Harbour Group Corp.*	30	296
First United Corp.	8	294
Douglas Elliman, Inc.*	102	292
Oportun Financial Corp.*	47	290
James River Group Holdings Ltd.	52	289
FVCBankcorp, Inc.	22	285
LCNB Corp.	19	285
AG Mortgage Investment Trust, Inc. REIT	39	282
First Community Corp.	10	282
Oak Valley Bancorp	10	282
Bank7 Corp.	6	278
First Western Financial, Inc.*	12	276
Jefferson Capital, Inc.	16	276
Franklin Financial Services Corp.	6	276
Provident Bancorp, Inc.*	22	276
Virginia National Bankshares Corp.	7	272
C&F Financial Corp.	4	269
National Bankshares, Inc.	9	265
Northpointe Bancshares, Inc.	15	256
Alpine Income Property Trust, Inc. REIT	18	255
Finwise Bancorp*	13	252
First Savings Financial Group, Inc.	8	251
First National Corp.	11	249
Hawthorn Bancshares, Inc.	8	248
First Internet Bancorp	11	247
Crawford & Co. — Class A	23	246
Blue Foundry Bancorp*	27	245

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 183

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
American Integrity Insurance Group, Inc.*	11	$245
RE/MAX Holdings, Inc. — Class A*	26	245
Ames National Corp.	12	243
OP Bancorp	17	237
Forge Global Holdings, Inc.*	14	237
Velocity Financial, Inc.*	13	236
Bakkt Holdings, Inc.*	7	236
Kingstone Companies, Inc.	16	235
BRT Apartments Corp. REIT	15	235
CB Financial Services, Inc.	7	232
Medallion Financial Corp.	23	232
Seaport Entertainment Group, Inc.*	10	229
First Capital, Inc.	5	229
Eagle Financial Services, Inc.	6	227
Braemar Hotels & Resorts, Inc. REIT	83	227
Greene County Bancorp, Inc.	10	226
Princeton Bancorp, Inc.	7	223
LINKBANCORP, Inc.	30	214
AlTi Global, Inc.*	60	214
Pioneer Bancorp, Inc.*	16	209
Citizens Community Bancorp, Inc.	13	209
MainStreet Bancshares, Inc.	10	208
Seven Hills Realty Trust REIT	20	206
Meridian Corp.	13	205
BV Financial, Inc.*	12	193
BankFinancial Corp.	16	192
BCB Bancorp, Inc.	22	191
Security National Financial Corp. — Class A*	22	191
Stratus Properties, Inc.*	9	190
ACRES Commercial Realty Corp. REIT*	9	190
Modiv Industrial, Inc. REIT	13	190
Maui Land & Pineapple Company, Inc.*	10	186
Ohio Valley Banc Corp.	5	185
Richmond Mutual BanCorp, Inc.	13	185
Peoples Bancorp of North Carolina, Inc.	6	184
Ategrity Specialty Holdings LLC*	9	178
United Security Bancshares	19	177
ECB Bancorp, Inc.*	11	175
NexPoint Diversified Real Estate Trust REIT	47	173
Silvercrest Asset Management Group, Inc. — Class A	11	173
Eagle Bancorp Montana, Inc.	10	173
eHealth, Inc.*	40	172
Franklin Street Properties Corp. REIT	107	171
SR Bancorp, Inc.	11	166
Westwood Holdings Group, Inc.	10	165
Finward Bancorp	5	160
Landmark Bancorp Incorporated/Manhattan KS	6	160
Angel Oak Mortgage REIT, Inc.	17	159
Hanover Bancorp, Inc.	7	157
Nexpoint Real Estate Finance, Inc. REIT	11	156
Riverview Bancorp, Inc.	29	156
SB Financial Group, Inc.	8	154
Sunrise Realty Trust, Inc. REIT	14	145
Rithm Property Trust, Inc. REIT	55	139
Transcontinental Realty Investors, Inc.*	3	139
Sound Financial Bancorp, Inc.	3	138
NI Holdings, Inc.*	10	136
Finance of America Companies, Inc. — Class A*	6	135
Lument Finance Trust, Inc. REIT	64	129
Union Bankshares, Inc.	5	124
Strawberry Fields REIT, Inc.	10	123
CF Bankshares, Inc.	5	120
Advanced Flower Capital, Inc. REIT	26	100
Chain Bridge Bancorp, Inc. — Class A*	3	98
Consumer Portfolio Services, Inc.*	13	98
Patriot National Bancorp, Inc.*	62	81
Clipper Realty, Inc. REIT	19	72
Mobile Infrastructure Corp.*	20	70
Rhinebeck Bancorp, Inc.*	6	68
Siebert Financial Corp.*	20	58
SWK Holdings Corp.	4	58
Kestrel Group Ltd.*	2	55
Vroom, Inc.*	2	54
GoHealth, Inc. — Class A*	7	34
American Realty Investors, Inc.*	2	34
Logistic Properties of The Americas*	4	19
Total Financial		937,877

Consumer, Non-cyclical - 12.6%
Ensign Group, Inc.	79	13,488
Madrigal Pharmaceuticals, Inc.*	26	11,925
Bridgebio Pharma, Inc.*	219	11,375
HealthEquity, Inc.*	119	11,278
Guardant Health, Inc.*	166	10,372
Cytokinetics, Inc.*	164	9,013
Stride, Inc.*	60	8,936
Adtalem Global Education, Inc.*	49	7,568
iRhythm Technologies, Inc.*	44	7,568
CRISPR Therapeutics AG*	115	7,453
Rhythm Pharmaceuticals, Inc.*	73	7,372
TG Therapeutics, Inc.*	202	7,297
RadNet, Inc.*	93	7,088
Axsome Therapeutics, Inc.*	57	6,923
Brink’s Co.	59	6,895
Merit Medical Systems, Inc.*	82	6,825
Alkermes plc*	226	6,780
PTC Therapeutics, Inc.*	109	6,689
StoneCo Ltd. — Class A*	350	6,619
Glaukos Corp.*	78	6,361
Option Care Health, Inc.*	229	6,357
Avidity Biosciences, Inc.*	142	6,187
Krystal Biotech, Inc.*	35	6,179
Cal-Maine Foods, Inc.	64	6,022
Arrowhead Pharmaceuticals, Inc.*	169	5,829
Vaxcyte, Inc.*	159	5,727
Laureate Education, Inc. — Class A*	179	5,646
Verra Mobility Corp.*	222	5,483
Protagonist Therapeutics, Inc.*	82	5,447
Herc Holdings, Inc.	46	5,366

184 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Crinetics Pharmaceuticals, Inc.*	127	$5,290
TransMedics Group, Inc.*	47	5,273
Nuvalent, Inc. — Class A*	60	5,189
Oscar Health, Inc. — Class A*	270	5,111
Korn Ferry	73	5,109
Integer Holdings Corp.*	48	4,960
Lantheus Holdings, Inc.*	95	4,872
Marzetti Co.	28	4,838
Ligand Pharmaceuticals, Inc. — Class B*	27	4,783
ADMA Biologics, Inc.*	323	4,735
Graham Holdings Co. — Class B	4	4,709
Akero Therapeutics, Inc.*	98	4,653
Prestige Consumer Healthcare, Inc.*	69	4,306
Xenon Pharmaceuticals, Inc.*	106	4,256
Scholar Rock Holding Corp.*	114	4,245
Mirum Pharmaceuticals, Inc.*	56	4,105
ICU Medical, Inc.*	34	4,079
Indivior plc*	169	4,075
LivaNova plc*	77	4,033
ABM Industries, Inc.	87	4,012
Privia Health Group, Inc.*	161	4,009
Kymera Therapeutics, Inc.*	70	3,962
Arcellx, Inc.*	48	3,941
Metsera, Inc.*	74	3,872
BrightSpring Health Services, Inc.*	131	3,872
GEO Group, Inc.*	188	3,852
Soleno Therapeutics, Inc.*	56	3,786
Remitly Global, Inc.*	232	3,782
Veracyte, Inc.*	110	3,776
WD-40 Co.	19	3,754
ACADIA Pharmaceuticals, Inc.*	173	3,692
CBIZ, Inc.*	69	3,654
Supernus Pharmaceuticals, Inc.*	76	3,632
Alarm.com Holdings, Inc.*	67	3,556
Huron Consulting Group, Inc.*	24	3,522
Concentra Group Holdings Parent, Inc.	164	3,433
Simply Good Foods Co.*	132	3,276
Haemonetics Corp.*	67	3,266
Beam Therapeutics, Inc.*	134	3,252
Perdoceo Education Corp.	86	3,239
Tarsus Pharmaceuticals, Inc.*	54	3,209
Premier, Inc. — Class A	115	3,197
CorVel Corp.*	41	3,174
Catalyst Pharmaceuticals, Inc.*	161	3,172
Agios Pharmaceuticals, Inc.*	79	3,171
Acuren Corp.*	238	3,168
United Natural Foods, Inc.*	84	3,160
CG oncology, Inc.*	78	3,142
Adaptive Biotechnologies Corp.*	208	3,112
CoreCivic, Inc.*	151	3,073
Amicus Therapeutics, Inc.*	387	3,050
Ideaya Biosciences, Inc.*	112	3,048
EVERTEC, Inc.	90	3,040
Chefs’ Warehouse, Inc.*	51	2,975
Travere Therapeutics, Inc.*	124	2,964
Addus HomeCare Corp.*	25	2,950
Strategic Education, Inc.	33	2,838
Arcutis Biotherapeutics, Inc.*	150	2,827
Marqeta, Inc. — Class A*	535	2,825
TriNet Group, Inc.	42	2,809
GeneDx Holdings Corp.*	26	2,801
QuidelOrtho Corp.*	94	2,768
Brookdale Senior Living, Inc. — Class A*	319	2,702
Denali Therapeutics, Inc.*	184	2,672
PROCEPT BioRobotics Corp.*	74	2,641
Cogent Biosciences, Inc.*	181	2,599
Vita Coco Company, Inc.*	61	2,590
89bio, Inc.*	175	2,572
Inter Parfums, Inc.	26	2,558
GRAIL, Inc.*	43	2,543
LeMaitre Vascular, Inc.	29	2,538
Insperity, Inc.	51	2,509
Recursion Pharmaceuticals, Inc. — Class A*	510	2,489
Enovis Corp.*	80	2,427
ICF International, Inc.	26	2,413
AtriCure, Inc.*	68	2,397
Intellia Therapeutics, Inc.*	138	2,383
ANI Pharmaceuticals, Inc.*	26	2,382
Celldex Therapeutics, Inc.*	92	2,380
Turning Point Brands, Inc.	24	2,373
Surgery Partners, Inc.*	109	2,359
Payoneer Global, Inc.*	388	2,347
John Wiley & Sons, Inc. — Class A	58	2,347
Alphatec Holdings, Inc.*	161	2,341
Arlo Technologies, Inc.*	138	2,339
Twist Bioscience Corp.*	83	2,336
Ocular Therapeutix, Inc.*	197	2,303
Artivion, Inc.*	54	2,286
Coursera, Inc.*	194	2,272
MannKind Corp.*	421	2,261
Progyny, Inc.*	105	2,260
Vericel Corp.*	71	2,234
BioCryst Pharmaceuticals, Inc.*	291	2,209
Flywire Corp.*	163	2,207
National Healthcare Corp.	18	2,187
Harrow, Inc.*	44	2,120
Grocery Outlet Holding Corp.*	132	2,119
Viridian Therapeutics, Inc.*	98	2,115
Disc Medicine, Inc.*	32	2,115
J & J Snack Foods Corp.	22	2,114
Cidara Therapeutics, Inc.*	22	2,107
Vera Therapeutics, Inc.*	72	2,092
Amneal Pharmaceuticals, Inc.*	209	2,092
Mineralys Therapeutics, Inc.*	55	2,086
CONMED Corp.	44	2,069
Central Garden & Pet Co. — Class A*	70	2,067
Universal Technical Institute, Inc.*	63	2,051
Liquidia Corp.*	90	2,047
Vital Farms, Inc.*	49	2,016
Select Medical Holdings Corp.	157	2,016
Pediatrix Medical Group, Inc.*	120	2,010

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 185

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
UFP Technologies, Inc.*	10	$1,996
Omnicell, Inc.*	65	1,979
Celcuity, Inc.*	40	1,976
Alight, Inc. — Class A	600	1,956
Willdan Group, Inc.*	20	1,934
Dyne Therapeutics, Inc.*	152	1,923
Avadel Pharmaceuticals plc*	125	1,909
Biohaven Ltd.*	127	1,906
Universal Corp.	34	1,900
Teladoc Health, Inc.*	245	1,894
STAAR Surgical Co.*	70	1,881
CRA International, Inc.	9	1,877
Syndax Pharmaceuticals, Inc.*	120	1,846
Andersons, Inc.	46	1,831
Novocure Ltd.*	141	1,822
PROG Holdings, Inc.	56	1,812
Ardelyx, Inc.*	328	1,807
Novavax, Inc.*	208	1,803
Aurinia Pharmaceuticals, Inc.*	162	1,790
Apogee Therapeutics, Inc.*	45	1,788
US Physical Therapy, Inc.	21	1,784
Upbound Group, Inc.	74	1,749
Neogen Corp.*	304	1,736
Spectrum Brands Holdings, Inc.	33	1,734
Clover Health Investments Corp.*	562	1,720
10X Genomics, Inc. — Class A*	147	1,718
Healthcare Services Group, Inc.*	102	1,717
Xeris Biopharma Holdings, Inc.*	210	1,709
First Advantage Corp.*	111	1,708
Harmony Biosciences Holdings, Inc.*	61	1,681
Pacira BioSciences, Inc.*	65	1,675
Sezzle, Inc.*	21	1,670
Weis Markets, Inc.	23	1,653
Azenta, Inc.*	57	1,637
Fresh Del Monte Produce, Inc.	47	1,632
Legalzoom.com, Inc.*	156	1,619
Astrana Health, Inc.*	57	1,616
Innoviva, Inc.*	88	1,606
Collegium Pharmaceutical, Inc.*	45	1,575
Barrett Business Services, Inc.	35	1,551
Immunovant, Inc.*	96	1,548
Edgewise Therapeutics, Inc.*	94	1,525
Ingles Markets, Inc. — Class A	21	1,461
Heidrick & Struggles International, Inc.	29	1,443
TreeHouse Foods, Inc.*	71	1,435
Dynavax Technologies Corp.*	144	1,430
NeoGenomics, Inc.*	181	1,397
Amphastar Pharmaceuticals, Inc.*	52	1,386
Stoke Therapeutics, Inc.*	58	1,363
Driven Brands Holdings, Inc.*	84	1,353
BioLife Solutions, Inc.*	53	1,352
Integra LifeSciences Holdings Corp.*	94	1,347
Janux Therapeutics, Inc.*	55	1,344
BrightView Holdings, Inc.*	100	1,340
Praxis Precision Medicines, Inc.*	25	1,325
Cimpress plc*	21	1,324
Arcus Biosciences, Inc.*	97	1,319
Amylyx Pharmaceuticals, Inc.*	96	1,305
CompoSecure, Inc. — Class A*	62	1,291
Nuvation Bio, Inc.*	347	1,284
Edgewell Personal Care Co.	63	1,283
National Beverage Corp.*	34	1,255
Dole plc	93	1,250
Mind Medicine MindMed, Inc.*	106	1,250
Utz Brands, Inc.	102	1,239
NPK International, Inc.*	109	1,233
Pennant Group, Inc.*	48	1,211
Immunome, Inc.*	103	1,206
Deluxe Corp.	62	1,200
Herbalife Ltd.*	142	1,199
Enliven Therapeutics, Inc.*	58	1,187
Zymeworks, Inc.*	69	1,179
Phibro Animal Health Corp. — Class A	29	1,173
Spyre Therapeutics, Inc.*	70	1,173
EyePoint Pharmaceuticals, Inc.*	82	1,168
AdaptHealth Corp.*	130	1,164
Xencor, Inc.*	99	1,161
MiMedx Group, Inc.*	166	1,159
Embecta Corp.	82	1,157
WaVe Life Sciences Ltd.*	157	1,149
Tourmaline Bio, Inc.*	24	1,148
Tandem Diabetes Care, Inc.*	94	1,141
CareDx, Inc.*	77	1,120
Hertz Global Holdings, Inc.*	164	1,115
Mercurity Fintech Holding, Inc.*	45	1,106
Axogen, Inc.*	62	1,106
Fortrea Holdings, Inc.*	127	1,069
Beta Bionics, Inc.*	53	1,053
Tootsie Roll Industries, Inc.	25	1,048
CorMedix, Inc.*	90	1,047
AMN Healthcare Services, Inc.*	54	1,045
Anavex Life Sciences Corp.*	117	1,041
Geron Corp.*	760	1,041
UroGen Pharma Ltd.*	52	1,037
LENZ Therapeutics, Inc.*	22	1,025
Matthews International Corp. — Class A	42	1,020
LifeStance Health Group, Inc.*	184	1,012
Green Dot Corp. — Class A*	75	1,007
Lincoln Educational Services Corp.*	42	987
Kura Oncology, Inc.*	111	982
Nurix Therapeutics, Inc.*	106	979
ORIC Pharmaceuticals, Inc.*	81	972
Trevi Therapeutics, Inc.*	106	970
Taysha Gene Therapies, Inc.*	296	968
Arbutus Biopharma Corp.*	212	962
Relay Therapeutics, Inc.*	184	960
Udemy, Inc.*	136	953
Transcat, Inc.*	13	952
Akebia Therapeutics, Inc.*	348	950
American Public Education, Inc.*	24	947
Myriad Genetics, Inc.*	128	925
Castle Biosciences, Inc.*	40	911

186 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Quanex Building Products Corp.	64	$910
Dianthus Therapeutics, Inc.*	23	905
Carriage Services, Inc. — Class A	20	891
Rezolute, Inc.*	93	874
Upstream Bio, Inc.*	46	865
PACS Group, Inc.*	62	851
Tango Therapeutics, Inc.*	100	840
AnaptysBio, Inc.*	27	827
Olema Pharmaceuticals, Inc.*	84	822
Helen of Troy Ltd.*	32	806
ClearPoint Neuro, Inc.*	37	806
Ginkgo Bioworks Holdings, Inc.*	55	802
Orthofix Medical, Inc.*	54	791
OPKO Health, Inc.*	508	787
ImmunityBio, Inc.*	320	787
SunOpta, Inc.*	134	785
Arvinas, Inc.*	92	784
iRadimed Corp.	11	783
Eton Pharmaceuticals, Inc.*	36	782
Iovance Biotherapeutics, Inc.*	360	781
SI-BONE, Inc.*	53	780
ARS Pharmaceuticals, Inc.*	77	774
Theravance Biopharma, Inc.*	53	774
Terns Pharmaceuticals, Inc.*	101	759
Bicara Therapeutics, Inc.*	48	758
Performant Healthcare, Inc.*	98	758
Monro, Inc.	42	755
Kodiak Sciences, Inc.*	46	753
Kforce, Inc.	25	749
Keros Therapeutics, Inc.*	47	744
Rapport Therapeutics, Inc.*	25	743
Mister Car Wash, Inc.*	139	741
Esperion Therapeutics, Inc.*	278	737
Oruka Therapeutics, Inc.*	38	731
Vestis Corp.	161	729
Avanos Medical, Inc.*	63	728
Zevra Therapeutics, Inc.*	76	723
Natural Grocers by Vitamin Cottage, Inc.	18	720
Zimvie, Inc.*	38	720
Varex Imaging Corp.*	58	719
Vir Biotechnology, Inc.*	125	714
Day One Biopharmaceuticals, Inc.*	101	712
Mission Produce, Inc.*	59	709
Rigel Pharmaceuticals, Inc.*	25	708
Guardian Pharmacy Services, Inc. — Class A*	27	708
John B Sanfilippo & Son, Inc.	11	707
Maze Therapeutics, Inc.*	27	700
Gossamer Bio, Inc.*	265	697
Phathom Pharmaceuticals, Inc.*	59	694
Precigen, Inc.*	209	688
Niagen Bioscience, Inc.*	73	681
Aquestive Therapeutics, Inc.*	121	676
Emergent BioSolutions, Inc.*	76	670
Cass Information Systems, Inc.	17	669
Hackett Group, Inc.	35	665
Sana Biotechnology, Inc.*	187	664
Arcturus Therapeutics Holdings, Inc.*	36	663
Fulgent Genetics, Inc.*	29	655
Seneca Foods Corp. — Class A*	6	648
KalVista Pharmaceuticals, Inc.*	53	646
Ennis, Inc.	35	640
REGENXBIO, Inc.*	66	637
Palvella Therapeutics, Inc.*	10	627
Cross Country Healthcare, Inc.*	44	625
Calavo Growers, Inc.	24	618
AngioDynamics, Inc.*	55	614
Surmodics, Inc.*	20	598
Paysafe Ltd.*	46	594
ArriVent Biopharma, Inc.*	32	590
Community Health Systems, Inc.*	182	584
Aveanna Healthcare Holdings, Inc.*	65	577
Cytek Biosciences, Inc.*	165	573
Repay Holdings Corp.*	109	570
Savara, Inc.*	159	568
Verastem, Inc.*	64	565
Septerna, Inc.*	30	564
Kelly Services, Inc. — Class A	43	564
Enhabit, Inc.*	70	561
Fulcrum Therapeutics, Inc.*	60	552
Custom Truck One Source, Inc.*	85	546
Corvus Pharmaceuticals, Inc.*	74	545
SIGA Technologies, Inc.	58	531
Erasca, Inc.*	242	528
Prothena Corporation plc*	54	527
Butterfly Network, Inc.*	268	517
Zenas Biopharma, Inc.*	23	511
Owens & Minor, Inc.*	106	509
Solid Biosciences, Inc.*	82	506
Mama’s Creations, Inc.*	48	504
XOMA Royalty Corp.*	13	501
Sionna Therapeutics, Inc.*	17	500
Pacific Biosciences of California, Inc.*	384	491
ACCO Brands Corp.	123	491
Monopar Therapeutics, Inc.*	6	490
4D Molecular Therapeutics, Inc.*	56	487
Village Super Market, Inc. — Class A	13	486
MGP Ingredients, Inc.	20	484
Honest Company, Inc.*	131	482
Monte Rosa Therapeutics, Inc.*	65	482
Tejon Ranch Co.*	30	479
B&G Foods, Inc.	108	478
MeiraGTx Holdings plc*	58	477
Tyra Biosciences, Inc.*	34	476
Absci Corp.*	153	465
Evolus, Inc.*	75	460
Tactile Systems Technology, Inc.*	33	457
Personalis, Inc.*	70	456
Strata Critical Medical, Inc.*	90	455
Prime Medicine, Inc.*	82	454
Compass Therapeutics, Inc.*	129	451
Delcath Systems, Inc.*	42	451

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 187

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Treace Medical Concepts, Inc.*	67	$450
OrthoPediatrics Corp.*	24	445
Nathan’s Famous, Inc.	4	443
Pulse Biosciences, Inc.*	25	442
agilon health, Inc.*	429	442
USANA Health Sciences, Inc.*	16	441
Inhibrx Biosciences, Inc.*	13	438
Ardent Health, Inc.*	33	437
Maravai LifeSciences Holdings, Inc. — Class A*	152	436
Bioventus, Inc. — Class A*	65	435
RxSight, Inc.*	48	431
Korro Bio, Inc.*	9	431
Spire Global, Inc.*	39	429
Kestra Medical Technologies Ltd.*	18	428
Cullinan Therapeutics, Inc.*	72	427
Central Garden & Pet Co.*	13	424
Distribution Solutions Group, Inc.*	14	421
Altimmune, Inc.*	109	411
Editas Medicine, Inc.*	118	409
Annexon, Inc.*	134	409
Cerus Corp.*	257	409
ADC Therapeutics S.A.*	102	408
Organogenesis Holdings, Inc.*	96	405
Ceribell, Inc.*	35	402
Jade Biosciences, Inc.	46	397
Aldeyra Therapeutics, Inc.*	76	397
Capricor Therapeutics, Inc.*	54	389
Vanda Pharmaceuticals, Inc.*	78	389
ZipRecruiter, Inc. — Class A*	92	388
Replimune Group, Inc.*	92	385
Rocket Pharmaceuticals, Inc.*	118	385
Target Hospitality Corp.*	45	382
SANUWAVE Health, Inc.*	10	375
Astria Therapeutics, Inc.*	51	371
MBX Biosciences, Inc.*	21	368
Bright Minds Biosciences, Inc.*	6	364
Cadiz, Inc.*	77	363
Semler Scientific, Inc.*	12	360
NeuroPace, Inc.*	34	350
Limoneira Co.	23	341
OraSure Technologies, Inc.*	106	340
Enanta Pharmaceuticals, Inc.*	28	335
Nano-X Imaging Ltd.*	90	333
Viemed Healthcare, Inc.*	49	333
Aura Biosciences, Inc.*	53	328
Nature’s Sunshine Products, Inc.*	21	326
Outset Medical, Inc.*	23	325
Omeros Corp.*	79	324
Abeona Therapeutics, Inc.*	61	322
Puma Biotechnology, Inc.*	60	319
Beauty Health Co.*	160	318
Atea Pharmaceuticals, Inc.*	108	313
Franklin Covey Co.*	16	311
Fennec Pharmaceuticals, Inc.*	33	309
Voyager Therapeutics, Inc.*	65	304
Humacyte, Inc.*	174	303
KinderCare Learning Companies, Inc.*	44	292
Ironwood Pharmaceuticals, Inc. — Class A*	223	292
Oncology Institute, Inc.*	83	290
Perspective Therapeutics, Inc.*	84	288
Lifecore Biomedical, Inc.*	39	287
Alector, Inc.*	96	284
Quanterix Corp.*	52	282
Information Services Group, Inc.	49	282
Benitec Biopharma, Inc.*	20	281
Candel Therapeutics, Inc.*	55	280
Quantum-Si, Inc.*	198	279
scPharmaceuticals, Inc.*	48	272
Alumis, Inc.*	68	271
Inogen, Inc.*	33	270
Heron Therapeutics, Inc.*	213	268
Tonix Pharmaceuticals Holding Corp.*	11	266
USCB Financial Holdings, Inc.	15	262
Allogene Therapeutics, Inc.*	211	262
Quad/Graphics, Inc.	41	257
Olaplex Holdings, Inc.*	195	255
DiaMedica Therapeutics, Inc.*	37	254
Utah Medical Products, Inc.	4	252
Stereotaxis, Inc.*	80	249
Design Therapeutics, Inc.*	33	248
Westrock Coffee Co.*	51	248
Electromed, Inc.*	10	245
TrueBlue, Inc.*	40	245
Coherus Oncology, Inc.*	149	244
Alico, Inc.	7	243
Neurogene, Inc.*	14	243
Priority Technology Holdings, Inc.*	35	240
Accuray, Inc.*	142	237
Tectonic Therapeutic, Inc.*	15	235
Resources Connection, Inc.	46	232
National Research Corp. — Class A	18	230
Aclaris Therapeutics, Inc.*	121	230
KORU Medical Systems, Inc.*	60	230
Entrada Therapeutics, Inc.*	39	226
Lexeo Therapeutics, Inc.*	34	226
Foghorn Therapeutics, Inc.*	46	225
MaxCyte, Inc.*	142	224
Sonida Senior Living, Inc.*	8	222
Protalix BioTherapeutics, Inc.*	97	215
SELLAS Life Sciences Group, Inc.*	133	214
Alta Equipment Group, Inc.	29	210
OmniAb, Inc.*	130	208
Acme United Corp.	5	206
Medifast, Inc.*	15	205
Eledon Pharmaceuticals, Inc.*	78	202
Hain Celestial Group, Inc.*	127	201
Joint Corp.*	21	200
MediWound Ltd.*	11	198
Protara Therapeutics, Inc.*	45	196
Tvardi Therapeutics, Inc.*	5	195

188 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Beyond Meat, Inc.*	103	$195
Lifeway Foods, Inc.*	7	194
BioAge Labs, Inc.*	33	194
Larimar Therapeutics, Inc.*	59	191
Fate Therapeutics, Inc.*	151	190
RCM Technologies, Inc.*	7	186
CVRx, Inc.*	23	186
Cardiff Oncology, Inc.*	87	179
DocGo, Inc.*	128	174
Forrester Research, Inc.*	16	170
European Wax Center, Inc. — Class A*	41	164
LENSAR, Inc.*	13	161
Anika Therapeutics, Inc.*	17	160
SoundThinking, Inc.*	13	157
Acacia Research Corp.*	48	156
HF Foods Group, Inc.*	56	155
Lifevantage Corp.	15	146
Innovage Holding Corp.*	28	144
AirSculpt Technologies, Inc.*	18	144
Neuronetics, Inc.*	51	139
Inhibikase Therapeutics, Inc.*	84	136
BRC, Inc. — Class A*	87	136
Anteris Technologies Global Corp.*	30	135
Cartesian Therapeutics, Inc.*	13	133
Sanara Medtech, Inc.*	4	127
Biote Corp. — Class A*	41	123
Nkarta, Inc.*	59	122
CPI Card Group, Inc.*	8	121
Journey Medical Corp.*	17	121
Zevia PBC — Class A*	44	120
Waldencast plc — Class A*	59	117
Nuvectis Pharma, Inc.*	18	108
Aardvark Therapeutics, Inc.*	8	106
TriSalus Life Sciences, Inc.*	22	102
Emerald Holding, Inc.	20	102
FitLife Brands, Inc.*	5	99
Gyre Therapeutics, Inc.*	13	97
Lucid Diagnostics, Inc.*	96	97
Alpha Teknova, Inc.*	15	93
Greenwich Lifesciences, Inc.*	9	90
TuHURA Biosciences, Inc.*	36	89
Pulmonx Corp.*	54	87
aTyr Pharma, Inc.*	121	87
Avita Medical, Inc.*	17	87
Solesence, Inc.*	26	84
HireQuest, Inc.	8	77
Ispire Technology, Inc.*	26	67
Nektar Therapeutics*	1	57
Actuate Therapeutics, Inc.*	8	54
MarketWise, Inc.	3	50
Inmune Bio, Inc.*	23	48
Atlantic International Corp.*	15	46
Forafric Global plc*	5	43
Myomo, Inc.*	43	38
SBC Medical Group Holdings, Inc.*	8	35
Tevogen Bio Holdings, Inc.*	40	31
Ligand Pharmaceuticals, Inc.* †††	24	—
Total Consumer, Non-cyclical		839,475

Industrial - 10.1%
Bloom Energy Corp. — Class A*	299	25,286
Kratos Defense & Security Solutions, Inc.*	232	21,198
Fabrinet*	50	18,231
Sterling Infrastructure, Inc.*	42	14,267
AeroVironment, Inc.*	44	13,855
Chart Industries, Inc.*	63	12,609
SPX Technologies, Inc.*	67	12,514
Dycom Industries, Inc.*	39	11,379
Watts Water Technologies, Inc. — Class A	38	10,613
Primoris Services Corp.	76	10,437
Modine Manufacturing Co.*	73	10,378
Joby Aviation, Inc.*	642	10,362
JBT Marel Corp.	73	10,253
Federal Signal Corp.	84	9,995
Zurn Elkay Water Solutions Corp.	209	9,829
Fluor Corp.*	228	9,592
Advanced Energy Industries, Inc.	53	9,017
GATX Corp.	50	8,740
Sanmina Corp.*	73	8,403
Construction Partners, Inc. — Class A*	66	8,382
Casella Waste Systems, Inc. — Class A*	88	8,350
TTM Technologies, Inc.*	141	8,122
Moog, Inc. — Class A	39	8,099
Itron, Inc.*	64	7,972
UFP Industries, Inc.	85	7,947
Mirion Technologies, Inc.*	327	7,606
ESCO Technologies, Inc.	36	7,600
Badger Meter, Inc.	41	7,322
Archer Aviation, Inc. — Class A*	764	7,319
Frontdoor, Inc.*	104	6,998
Granite Construction, Inc.	61	6,689
Belden, Inc.	55	6,615
Enpro, Inc.	29	6,554
Arcosa, Inc.	68	6,372
NuScale Power Corp.*	176	6,336
Knife River Corp.*	80	6,150
EnerSys	54	6,100
Golar LNG Ltd.	140	5,657
Mercury Systems, Inc.*	73	5,650
CSW Industrials, Inc.	23	5,583
Mueller Water Products, Inc. — Class A	217	5,538
Plexus Corp.*	38	5,498
OSI Systems, Inc.*	22	5,483
Franklin Electric Company, Inc.	56	5,331
Atmus Filtration Technologies, Inc.	117	5,276
IES Holdings, Inc.*	13	5,169
Novanta, Inc.*	51	5,108
Exponent, Inc.	71	4,933
Argan, Inc.	18	4,861
Kadant, Inc.	16	4,761
Terex Corp.	91	4,668
AZZ, Inc.	42	4,583
Matson, Inc.	46	4,535

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 189

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
AAR Corp.*	50	$4,484
MYR Group, Inc.*	21	4,369
Tutor Perini Corp.*	63	4,132
Boise Cascade Co.	53	4,098
Griffon Corp.	53	4,036
Powell Industries, Inc.	13	3,962
Cactus, Inc. — Class A	96	3,789
American Superconductor Corp.*	61	3,623
Standex International Corp.	17	3,602
Materion Corp.	29	3,503
RXO, Inc.*	226	3,476
Scorpio Tankers, Inc.	61	3,419
Xometry, Inc. — Class A*	61	3,323
Trinity Industries, Inc.	115	3,225
Enerpac Tool Group Corp.	76	3,116
Atkore, Inc.	48	3,012
Hub Group, Inc. — Class A	84	2,893
O-I Glass, Inc.*	214	2,776
Knowles Corp.*	119	2,774
Hillenbrand, Inc.	99	2,677
Alamo Group, Inc.	14	2,673
Gibraltar Industries, Inc.*	42	2,637
Vishay Intertechnology, Inc.	170	2,601
International Seaways, Inc.	56	2,580
Hillman Solutions Corp.*	276	2,534
Helios Technologies, Inc.	47	2,450
Worthington Enterprises, Inc.	44	2,442
PureCycle Technologies, Inc.*	182	2,393
Masterbrand, Inc.*	178	2,344
Energizer Holdings, Inc.	93	2,315
Enovix Corp.*	229	2,283
Tecnoglass, Inc.	34	2,275
Albany International Corp. — Class A	42	2,239
ArcBest Corp.	32	2,236
Kennametal, Inc.	106	2,219
Greif, Inc. — Class A	36	2,151
DXP Enterprises, Inc.*	18	2,143
Werner Enterprises, Inc.	81	2,132
Bel Fuse, Inc. — Class B	15	2,115
DHT Holdings, Inc.	177	2,115
Lindsay Corp.	15	2,108
Tennant Co.	26	2,108
Napco Security Technologies, Inc.	49	2,105
CECO Environmental Corp.*	41	2,099
Centuri Holdings, Inc.*	98	2,075
World Kinect Corp.	78	2,024
nLight, Inc.*	68	2,015
Greenbrier Companies, Inc.	43	1,985
Applied Optoelectronics, Inc.*	75	1,945
Benchmark Electronics, Inc.	50	1,927
Astronics Corp.*	42	1,916
Janus International Group, Inc.*	190	1,875
Ducommun, Inc.*	19	1,826
TriMas Corp.	47	1,816
Teekay Tankers Ltd. — Class A	34	1,719
CTS Corp.	42	1,677
NANO Nuclear Energy, Inc.*	43	1,658
Proto Labs, Inc.*	33	1,651
Vicor Corp.*	33	1,641
Intuitive Machines, Inc.*	153	1,610
Dorian LPG Ltd.	52	1,550
Astec Industries, Inc.	32	1,540
Cadre Holdings, Inc.	40	1,460
Limbach Holdings, Inc.*	15	1,457
American Woodmark Corp.*	21	1,402
Worthington Steel, Inc.	46	1,398
Amprius Technologies, Inc.*	130	1,368
Enviri Corp.*	107	1,358
Gorman-Rupp Co.	29	1,346
Apogee Enterprises, Inc.	30	1,307
SFL Corporation Ltd.	170	1,280
Montrose Environmental Group, Inc.*	46	1,263
Thermon Group Holdings, Inc.*	47	1,256
Uniti Group, Inc.*	200	1,224
Evolv Technologies Holdings, Inc.*	162	1,223
Energy Recovery, Inc.*	75	1,157
Great Lakes Dredge & Dock Corp.*	93	1,115
FLEX LNG Ltd.	44	1,109
Red Cat Holdings, Inc.*	104	1,076
Kimball Electronics, Inc.*	34	1,015
Sturm Ruger & Company, Inc.	23	1,000
Insteel Industries, Inc.	26	997
Allient, Inc.	20	895
Nordic American Tankers Ltd.	285	895
Power Solutions International, Inc.*	9	884
Myers Industries, Inc.	52	881
Marten Transport Ltd.	82	874
LSI Industries, Inc.	37	873
Ryerson Holding Corp.	38	869
Metallus, Inc.*	52	860
Bowman Consulting Group Ltd.*	20	847
Ichor Holdings Ltd.*	48	841
Genco Shipping & Trading Ltd.	47	837
Graham Corp.*	15	823
National Presto Industries, Inc.	7	785
Ardagh Metal Packaging S.A.	194	774
Forward Air Corp.*	29	744
NWPX Infrastructure, Inc.*	14	741
Costamare, Inc.	62	738
Navigator Holdings Ltd.	46	713
CryoPort, Inc.*	69	654
Aspen Aerogels, Inc.*	93	647
Redwire Corp.*	69	620
Smith & Wesson Brands, Inc.	62	609
LSB Industries, Inc.*	76	599
Teekay Corporation Ltd.	73	597
Hyster-Yale, Inc.	16	590
Aebi Schmidt Holding AG	47	586
JELD-WEN Holding, Inc.*	119	584
Columbus McKinnon Corp.	40	574
Eastman Kodak Co.*	89	570
Ardmore Shipping Corp.	48	570

190 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Voyager Technologies, Inc. — Class A*	19	$566
Byrna Technologies, Inc.*	25	554
Lightbridge Corp.*	26	551
Willis Lease Finance Corp.	4	549
Standard BioTools, Inc.*	416	541
Park Aerospace Corp.	26	529
Luxfer Holdings plc	38	528
Heartland Express, Inc.	62	520
Titan America S.A.*	34	508
Kopin Corp.*	209	508
Covenant Logistics Group, Inc. — Class A	23	498
Manitowoc Company, Inc.*	48	481
Latham Group, Inc.*	63	479
TSS, Inc.*	26	471
Mesa Laboratories, Inc.	7	469
NVE Corp.	7	457
Clearwater Paper Corp.*	22	457
Orion Group Holdings, Inc.*	53	441
Greif, Inc. — Class B	7	431
MicroVision, Inc.*	344	427
Olympic Steel, Inc.	14	426
Richtech Robotics, Inc. — Class B*	96	412
L B Foster Co. — Class A*	14	377
Ranpak Holdings Corp.*	66	371
AerSale Corp.*	45	369
Safe Bulkers, Inc.	78	346
Himalaya Shipping Ltd.*	42	346
Turtle Beach Corp.*	21	334
908 Devices, Inc.*	38	333
Arq, Inc.*	44	315
Pure Cycle Corp.*	28	310
Tredegar Corp.*	37	297
Palladyne AI Corp.*	33	283
Radiant Logistics, Inc.*	47	277
Park-Ohio Holdings Corp.	13	276
Mayville Engineering Company, Inc.*	20	275
Eve Holding, Inc.*	72	274
Karat Packaging, Inc.	10	252
Core Molding Technologies, Inc.*	12	247
Perma-Fix Environmental Services, Inc.*	24	242
Bel Fuse, Inc. — Class A	2	233
Proficient Auto Logistics, Inc.*	33	227
Mistras Group, Inc.*	23	226
Concrete Pumping Holdings, Inc.	32	226
Gencor Industries, Inc.*	15	219
Pangaea Logistics Solutions Ltd.	42	213
Universal Logistics Holdings, Inc.	9	211
Sight Sciences, Inc.*	58	199
AIRO Group Holdings, Inc.*	10	192
KULR Technology Group, Inc.*	46	191
Eastern Co.	8	188
Outdoor Holding Co.*	121	179
Energy Services of America Corp.	17	176
Costamare Bulkers Holdings Ltd.*	12	172
M-Tron Industries, Inc.*	3	166
Omega Flex, Inc.	5	156
Smith-Midland Corp.*	4	148
Net Power, Inc.*	48	145
Ascent Industries Co.*	11	142
AirJoule Technologies Corp.*	30	141
Pro-DEX, Inc.*	3	102
SKYX Platforms Corp.*	85	95
PAMT CORP*	8	91
NL Industries, Inc.	12	74
Southland Holdings, Inc.*	15	64
Neonode, Inc.*	15	52
Total Industrial		675,601

Consumer, Cyclical - 6.1%
Taylor Morrison Home Corp. — Class A*	135	8,911
FirstCash Holdings, Inc.	55	8,713
Resideo Technologies, Inc.*	192	8,291
Installed Building Products, Inc.	33	8,140
Group 1 Automotive, Inc.	18	7,875
Brinker International, Inc.*	62	7,854
Meritage Homes Corp.	100	7,243
Boot Barn Holdings, Inc.*	43	7,126
Asbury Automotive Group, Inc.*	27	6,600
Cavco Industries, Inc.*	11	6,388
Kontoor Brands, Inc.	77	6,142
Champion Homes, Inc.*	80	6,110
Dorman Products, Inc.*	39	6,079
Urban Outfitters, Inc.*	85	6,072
KB Home	92	5,855
SkyWest, Inc.*	57	5,735
Abercrombie & Fitch Co. — Class A*	66	5,646
Signet Jewelers Ltd.	56	5,371
Life Time Group Holdings, Inc.*	189	5,216
M/I Homes, Inc.*	36	5,200
Advance Auto Parts, Inc.	84	5,158
Shake Shack, Inc. — Class A*	55	5,149
Patrick Industries, Inc.	46	4,758
Peloton Interactive, Inc. — Class A*	518	4,662
VSE Corp.	28	4,655
Academy Sports & Outdoors, Inc.	93	4,652
Visteon Corp.	38	4,555
Rush Enterprises, Inc. — Class A	85	4,545
PriceSmart, Inc.	36	4,363
Polaris, Inc.	75	4,360
OPENLANE, Inc.*	149	4,288
Red Rock Resorts, Inc. — Class A	69	4,213
Tri Pointe Homes, Inc.*	120	4,076
Cinemark Holdings, Inc.	145	4,063
American Eagle Outfitters, Inc.	226	3,867
REV Group, Inc.	68	3,854
Warby Parker, Inc. — Class A*	138	3,806
Dana, Inc.	184	3,687
Cheesecake Factory, Inc.	65	3,552
UniFirst Corp.	21	3,511
Hilton Grand Vacations, Inc.*	80	3,345
LCI Industries	35	3,260
Green Brick Partners, Inc.*	44	3,250
Steven Madden Ltd.	97	3,248

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 191

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Capri Holdings Ltd.*	162	$3,227
Hanesbrands, Inc.*	489	3,222
National Vision Holdings, Inc.*	109	3,182
Phinia, Inc.	55	3,161
Wolverine World Wide, Inc.	113	3,101
Six Flags Entertainment Corp.*	135	3,067
Acushnet Holdings Corp.	38	2,983
HNI Corp.	63	2,951
Super Group SGHC Ltd.	222	2,930
Adient plc*	118	2,841
OneSpaWorld Holdings Ltd.	133	2,812
Goodyear Tire & Rubber Co.*	364	2,723
Brightstar Lottery plc	157	2,708
Atlanta Braves Holdings, Inc. — Class C*	65	2,703
Sonos, Inc.*	165	2,607
Victoria’s Secret & Co.*	96	2,605
Marriott Vacations Worldwide Corp.	39	2,596
Blue Bird Corp.*	45	2,590
Buckle, Inc.	44	2,581
Rush Street Interactive, Inc.*	125	2,560
Madison Square Garden Entertainment Corp.*	56	2,534
Garrett Motion, Inc.	177	2,411
Interface, Inc. — Class A	81	2,344
Kohl’s Corp.	152	2,336
Sally Beauty Holdings, Inc.*	141	2,295
Century Communities, Inc.	36	2,281
JetBlue Airways Corp.*	452	2,224
Papa John’s International, Inc.	46	2,215
Steelcase, Inc. — Class A	118	2,030
IMAX Corp.*	61	1,998
Winmark Corp.	4	1,991
La-Z-Boy, Inc.	58	1,991
United Parks & Resorts, Inc.*	38	1,965
Monarch Casino & Resort, Inc.	18	1,905
Lionsgate Studios Corp.*	269	1,856
Topgolf Callaway Brands Corp.*	185	1,757
AMC Entertainment Holdings, Inc. — Class A*	606	1,758
MRC Global, Inc.*	117	1,687
MillerKnoll, Inc.	95	1,685
Leggett & Platt, Inc.	186	1,652
Sonic Automotive, Inc. — Class A	21	1,598
LGI Homes, Inc.*	29	1,500
Gentherm, Inc.*	43	1,465
G-III Apparel Group Ltd.*	55	1,464
Fox Factory Holding Corp.*	59	1,433
Carter’s, Inc.	50	1,411
Cracker Barrel Old Country Store, Inc.	31	1,366
Camping World Holdings, Inc. — Class A	85	1,342
ScanSource, Inc.*	29	1,276
Winnebago Industries, Inc.	38	1,271
Standard Motor Products, Inc.	30	1,225
Allegiant Travel Co. — Class A*	20	1,216
ThredUp, Inc. — Class A*	128	1,210
Sweetgreen, Inc. — Class A*	145	1,157
Daktronics, Inc.*	54	1,130
XPEL, Inc.*	34	1,124
Build-A-Bear Workshop, Inc. — Class A	17	1,109
indie Semiconductor, Inc. — Class A*	270	1,099
Dream Finders Homes, Inc. — Class A*	42	1,089
ODP Corp.*	39	1,086
Pursuit Attractions and Hospitality, Inc.*	30	1,085
Microvast Holdings, Inc.*	277	1,067
Global Business Travel Group I*	131	1,058
Douglas Dynamics, Inc.	32	1,000
PC Connection, Inc.	16	992
American Axle & Manufacturing Holdings, Inc.*	162	974
Ethan Allen Interiors, Inc.	33	972
Beazer Homes USA, Inc.*	39	957
Sabre Corp.*	505	924
Hovnanian Enterprises, Inc. — Class A*	7	899
First Watch Restaurant Group, Inc.*	57	891
Cooper-Standard Holdings, Inc.*	24	886
Malibu Boats, Inc. — Class A*	27	876
BJ’s Restaurants, Inc.*	28	855
Sun Country Airlines Holdings, Inc.*	72	850
Bloomin’ Brands, Inc.	118	846
EVgo, Inc.*	178	842
Accel Entertainment, Inc.*	76	841
Nu Skin Enterprises, Inc. — Class A	69	841
Ermenegildo Zegna N.V.	86	813
Oxford Industries, Inc.	20	811
BlueLinx Holdings, Inc.*	11	804
Arhaus, Inc.*	72	765
Rush Enterprises, Inc. — Class B	13	746
Global Industrial Co.	20	733
Forestar Group, Inc.*	27	718
Solid Power, Inc.*	203	704
Savers Value Village, Inc.*	53	702
A-Mark Precious Metals, Inc.	27	699
Dave & Buster’s Entertainment, Inc.*	38	690
MarineMax, Inc.*	27	684
Lindblad Expeditions Holdings, Inc.*	53	678
Miller Industries, Inc.	16	647
Golden Entertainment, Inc.	27	637
Clean Energy Fuels Corp.*	242	624
Aeva Technologies, Inc.*	43	624
Potbelly Corp.*	36	613
Caleres, Inc.	46	600
Wabash National Corp.	58	572
Hudson Technologies, Inc.*	55	546
Kura Sushi USA, Inc. — Class A*	9	535
Frontier Group Holdings, Inc.*	119	525
Shoe Carnival, Inc.	25	520
Dine Brands Global, Inc.	21	519
Titan International, Inc.*	68	514
Jack in the Box, Inc.	26	514
Marcus Corp.	33	512
Portillo’s, Inc. — Class A*	79	510
MasterCraft Boat Holdings, Inc.*	23	494

192 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Arko Corp.	108	$494
Titan Machinery, Inc.*	29	485
Webtoon Entertainment, Inc.*	25	485
Petco Health & Wellness Company, Inc.*	110	426
Krispy Kreme, Inc.	108	418
Haverty Furniture Companies, Inc.	19	417
Atlanta Braves Holdings, Inc. — Class A*	9	409
Xperi, Inc.*	63	408
Genesco, Inc.*	14	406
Movado Group, Inc.	21	398
Zumiez, Inc.*	20	392
Denny’s Corp.*	71	371
RCI Hospitality Holdings, Inc.	12	366
El Pollo Loco Holdings, Inc.*	37	359
Methode Electronics, Inc.	46	347
Strattec Security Corp.*	5	340
Hyliion Holdings Corp.*	172	339
Inspired Entertainment, Inc.*	35	328
Biglari Holdings, Inc. — Class B*	1	324
Lovesac Co.*	19	322
America’s Car-Mart, Inc.*	11	321
Xponential Fitness, Inc. — Class A*	39	304
Rocky Brands, Inc.	10	298
Motorcar Parts of America, Inc.*	18	298
Johnson Outdoors, Inc. — Class A	7	283
Weyco Group, Inc.	9	271
Holley, Inc.*	84	264
OneWater Marine, Inc. — Class A*	16	253
Livewire Group, Inc.*	52	247
JAKKS Pacific, Inc.	13	243
Tile Shop Holdings, Inc.*	40	242
Reservoir Media, Inc.*	29	236
Starz Entertainment Corp.*	16	236
Flexsteel Industries, Inc.	5	232
EVI Industries, Inc.	7	221
Citi Trends, Inc.*	7	217
Barnes & Noble Education, Inc.*	21	209
Lakeland Industries, Inc.	13	192
Sleep Number Corp.*	27	189
Escalade, Inc.	14	176
Bassett Furniture Industries, Inc.	11	172
Superior Group of Companies, Inc.	16	171
J Jill, Inc.	10	171
Funko, Inc. — Class A*	49	169
Faraday Future Intelligent Electric, Inc.*	124	161
Designer Brands, Inc. — Class A	45	159
American Outdoor Brands, Inc.*	17	148
Hamilton Beach Brands Holding Co. — Class A	10	144
Clarus Corp.	41	144
Virco Mfg. Corp.	15	116
Bally’s Corp.*	10	111
Luminar Technologies, Inc.*	56	107
Marine Products Corp.	12	106
Envela Corp.*	9	70
Torrid Holdings, Inc.*	33	58
Traeger, Inc.*	44	54
CompX International, Inc.	2	47
Total Consumer, Cyclical		408,663

Technology - 6.1%
IonQ, Inc.*	385	23,677
Rambus, Inc.*	150	15,630
Rigetti Computing, Inc.*	445	13,257
CommVault Systems, Inc.*	62	11,704
D-Wave Quantum, Inc.*	430	10,625
SiTime Corp.*	30	9,039
Varonis Systems, Inc.*	155	8,908
Semtech Corp.*	122	8,717
SoundHound AI, Inc. — Class A*	510	8,201
ACI Worldwide, Inc.*	148	7,810
Maximus, Inc.	79	7,218
Qualys, Inc.*	51	6,749
Impinj, Inc.*	36	6,507
Box, Inc. — Class A*	197	6,357
Clearwater Analytics Holdings, Inc. — Class A*	343	6,181
Workiva, Inc.*	71	6,112
Silicon Laboratories, Inc.*	45	5,901
Waystar Holding Corp.*	152	5,764
SPS Commerce, Inc.*	53	5,519
Zeta Global Holdings Corp. — Class A*	259	5,146
Tenable Holdings, Inc.*	168	4,899
Ambarella, Inc.*	57	4,704
Insight Enterprises, Inc.*	39	4,423
Axcelis Technologies, Inc.*	45	4,394
Planet Labs PBC*	325	4,218
NCR Atleos Corp.*	103	4,049
FormFactor, Inc.*	109	3,970
WNS Holdings Ltd.*	52	3,966
Clear Secure, Inc. — Class A	116	3,872
BlackLine, Inc.*	72	3,823
Agilysys, Inc.*	36	3,789
Genius Sports Ltd.*	304	3,764
Synaptics, Inc.*	53	3,622
Alignment Healthcare, Inc.*	203	3,542
Blackbaud, Inc.*	54	3,473
Quantum Computing, Inc.*	187	3,443
Diodes, Inc.*	64	3,405
Innodata, Inc.*	43	3,314
Freshworks, Inc. — Class A*	280	3,296
Power Integrations, Inc.	80	3,217
Intapp, Inc.*	78	3,190
DigitalOcean Holdings, Inc.*	91	3,109
Braze, Inc. — Class A*	107	3,043
Kulicke & Soffa Industries, Inc.	73	2,967
C3.ai, Inc. — Class A*	170	2,948
ASGN, Inc.*	60	2,841
ACM Research, Inc. — Class A*	71	2,778
AvePoint, Inc.*	185	2,777
Pitney Bowes, Inc.	240	2,739
Progress Software Corp.*	60	2,636
BigBear.ai Holdings, Inc.*	404	2,634

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 193

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Five9, Inc.*	106	$2,565
Adeia, Inc.	151	2,537
NetScout Systems, Inc.*	98	2,531
CSG Systems International, Inc.	39	2,511
LiveRamp Holdings, Inc.*	91	2,470
NCR Voyix Corp.*	195	2,447
Life360, Inc.*	23	2,445
Veeco Instruments, Inc.*	80	2,434
Alkami Technology, Inc.*	96	2,385
AvidXchange Holdings, Inc.*	238	2,368
ACV Auctions, Inc. — Class A*	234	2,319
Vertex, Inc. — Class A*	91	2,256
PAR Technology Corp.*	56	2,216
Diebold Nixdorf, Inc.*	36	2,053
PagerDuty, Inc.*	118	1,949
Ouster, Inc.*	71	1,921
Donnelley Financial Solutions, Inc.*	37	1,903
Pagaya Technologies Ltd. — Class A*	64	1,900
Porch Group, Inc.*	113	1,896
Penguin Solutions, Inc.*	72	1,892
Sapiens International Corporation N.V.	44	1,892
Digi International, Inc.*	51	1,859
Photronics, Inc.*	81	1,859
Phreesia, Inc.*	79	1,858
MaxLinear, Inc. — Class A*	115	1,849
NextNav, Inc.*	124	1,773
Ultra Clean Holdings, Inc.*	63	1,717
Verint Systems, Inc.*	84	1,701
Rapid7, Inc.*	90	1,687
Appian Corp. — Class A*	55	1,681
Fastly, Inc. — Class A*	192	1,642
Asana, Inc. — Class A*	121	1,617
Vimeo, Inc.*	206	1,597
Schrodinger Incorporated/United States*	79	1,585
PROS Holdings, Inc.*	61	1,398
V2X, Inc.*	24	1,394
Evolent Health, Inc. — Class A*	163	1,379
Navitas Semiconductor Corp.*	186	1,343
Amplitude, Inc. — Class A*	122	1,308
Cohu, Inc.*	64	1,301
Aehr Test Systems*	40	1,204
Yext, Inc.*	141	1,201
PDF Solutions, Inc.*	45	1,162
Integral Ad Science Holding Corp.*	107	1,088
Blend Labs, Inc. — Class A*	292	1,066
I3 Verticals, Inc. — Class A*	32	1,039
Jamf Holding Corp.*	95	1,016
Rezolve AI plc*	204	1,016
GigaCloud Technology, Inc. — Class A*	35	994
Alpha & Omega Semiconductor Ltd.*	35	979
Sprout Social, Inc. — Class A*	73	943
Daily Journal Corp.*	2	930
Digital Turbine, Inc.*	143	915
MeridianLink, Inc.*	45	897
CEVA, Inc.*	33	872
Red Violet, Inc.	16	836
OneSpan, Inc.	51	810
Consensus Cloud Solutions, Inc.*	27	793
Cantaloupe, Inc.*	75	793
N-able, Inc.*	101	788
Grid Dynamics Holdings, Inc.*	93	717
Domo, Inc. — Class B*	45	713
Cerence, Inc.*	56	698
SkyWater Technology, Inc.*	37	690
Climb Global Solutions, Inc.	5	674
Bandwidth, Inc. — Class A*	38	633
Xerox Holdings Corp.	165	620
Mitek Systems, Inc.*	62	606
Corsair Gaming, Inc.*	66	589
Claritev Corp.*	11	584
Conduent, Inc.*	207	580
IBEX Holdings Ltd.*	14	567
Weave Communications, Inc.*	82	548
Vishay Precision Group, Inc.*	17	545
3D Systems Corp.*	183	531
Nutex Health, Inc.*	5	517
Telos Corp.*	75	513
Ibotta, Inc. — Class A*	18	501
PubMatic, Inc. — Class A*	59	489
Talkspace, Inc.*	173	477
SEMrush Holdings, Inc. — Class A*	65	460
Commerce.com, Inc.*	92	459
McGraw Hill, Inc.*	33	414
Cricut, Inc. — Class A	65	409
Arteris, Inc.*	40	404
8x8, Inc.*	183	388
Unisys Corp.*	94	367
VTEX — Class A*	81	355
Blaize Holdings, Inc.*	102	352
Simulations Plus, Inc.*	23	347
Rimini Street, Inc.*	68	318
Playtika Holding Corp.	79	307
ON24, Inc.*	53	303
Omada Health, Inc.*	13	287
Asure Software, Inc.*	35	287
Immersion Corp.	39	286
TruBridge, Inc.*	14	282
Vuzix Corp.*	89	279
Health Catalyst, Inc.*	95	271
ReposiTrak, Inc.	16	237
EverCommerce, Inc.*	21	234
eGain Corp.*	26	226
CoreCard Corp.*	8	215
Digimarc Corp.*	22	215
CS Disco, Inc.*	33	213
Aeluma, Inc.*	13	209
Definitive Healthcare Corp.*	50	203
Atomera, Inc.*	41	181
Ambiq Micro, Inc.*	6	180
Richardson Electronics Ltd.	17	166
Rackspace Technology, Inc.*	117	165
Kaltura, Inc.*	114	164

194 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Viant Technology, Inc. — Class A*	19	$164
Expensify, Inc. — Class A*	84	155
Airship AI Holdings, Inc.*	28	145
WM Technology, Inc.*	123	143
Playstudios, Inc.*	124	119
CSP, Inc.	10	115
TTEC Holdings, Inc.*	28	94
Synchronoss Technologies, Inc.*	15	91
Teads Holding Co.*	51	84
Skillsoft Corp.*	6	78
Silvaco Group, Inc.*	11	60
Golden Matrix Group, Inc.*	20	23
Zspace, Inc.*	3	3
Total Technology		406,896

Communications - 3.1%
Credo Technology Group Holding Ltd.*	206	29,996
Hims & Hers Health, Inc.*	265	15,031
EchoStar Corp. — Class A*	190	14,508
InterDigital, Inc.	36	12,428
Lumen Technologies, Inc.*	1,328	8,127
Applied Digital Corp.*	298	6,836
Q2 Holdings, Inc.*	87	6,298
Telephone & Data Systems, Inc.	138	5,415
Calix, Inc.*	83	5,094
Viasat, Inc.*	159	4,659
CommScope Holding Company, Inc.*	297	4,598
TEGNA, Inc.	224	4,554
Cargurus, Inc.*	116	4,319
Magnite, Inc.*	195	4,247
Viavi Solutions, Inc.*	308	3,909
Extreme Networks, Inc.*	185	3,820
Upwork, Inc.*	171	3,175
DigitalBridge Group, Inc.	239	2,796
Yelp, Inc. — Class A*	87	2,714
TripAdvisor, Inc.*	162	2,634
ePlus, Inc.	37	2,627
Globalstar, Inc.*	70	2,547
Sphere Entertainment Co.*	39	2,423
Cogent Communications Holdings, Inc.	63	2,416
Ziff Davis, Inc.*	58	2,210
fuboTV, Inc.*	464	1,926
A10 Networks, Inc.	100	1,815
Harmonic, Inc.*	158	1,608
Liberty Latin America Ltd. — Class C*	176	1,485
RealReal, Inc.*	134	1,424
NETGEAR, Inc.*	39	1,263
Cable One, Inc.	7	1,239
Revolve Group, Inc.*	57	1,214
IDT Corp. — Class B	23	1,203
Sprinklr, Inc. — Class A*	155	1,197
QuinStreet, Inc.*	76	1,176
Rumble, Inc.*	148	1,071
Cars.com, Inc.*	80	978
ADTRAN Holdings, Inc.*	104	975
HealthStream, Inc.	34	960
Shenandoah Telecommunications Co.	71	953
Angi, Inc.*	57	927
Stagwell, Inc.*	162	912
Powerfleet Incorporated NJ*	174	912
Liquidity Services, Inc.*	33	905
Altice USA, Inc. — Class A*	365	880
EverQuote, Inc. — Class A*	38	869
Figs, Inc. — Class A*	124	830
Gogo, Inc.*	96	825
Groupon, Inc.*	35	817
Sinclair, Inc.	54	815
Gannett Company, Inc.*	196	810
BlackSky Technology, Inc.*	39	786
Serve Robotics, Inc.*	66	768
Scholastic Corp.	28	767
Bed Bath & Beyond, Inc.*	77	754
Gray Media, Inc.	123	711
Shutterstock, Inc.	34	709
Grindr, Inc.*	47	706
Backblaze, Inc. — Class A*	75	696
Stitch Fix, Inc. — Class A*	149	648
Thryv Holdings, Inc.*	52	627
Bumble, Inc. — Class A*	102	621
Nextdoor Holdings, Inc.*	295	617
Preformed Line Products Co.	3	588
Clearfield, Inc.*	16	550
MediaAlpha, Inc. — Class A*	47	535
Ribbon Communications, Inc.*	132	502
Spok Holdings, Inc.	29	500
Nexxen International Ltd.*	53	490
iHeartMedia, Inc. — Class A*	167	479
OptimizeRx Corp.*	22	451
Ooma, Inc.*	36	432
National CineMedia, Inc.	90	406
Boston Omaha Corp. — Class A*	31	406
AMC Networks, Inc. — Class A*	45	371
Aviat Networks, Inc.*	16	367
WideOpenWest, Inc.*	71	366
LifeMD, Inc.*	52	353
Anterix, Inc.*	16	344
Liberty Latin America Ltd. — Class A*	41	340
BK Technologies Corp.*	4	338
Satellogic, Inc. — Class A*	96	315
Frequency Electronics, Inc.*	9	305
Open Lending Corp. — Class A*	144	304
Getty Images Holdings, Inc.*	153	303
Eventbrite, Inc. — Class A*	104	262
Inseego Corp.*	17	254
Lands’ End, Inc.*	17	240
CuriosityStream, Inc.	45	239
EW Scripps Co. — Class A*	88	216
TechTarget, Inc.*	37	215
ATN International, Inc.	14	210
Entravision Communications Corp. — Class A	87	203
Advantage Solutions, Inc.*	132	202
Gambling.com Group Ltd.*	23	188

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 195

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Tucows, Inc. — Class A*	9	$167
AudioEye, Inc.*	11	152
1-800-Flowers.com, Inc. — Class A*	31	143
Gaia, Inc.*	24	142
Newsmax, Inc.*	11	136
Crexendo, Inc.*	20	130
Triller Group, Inc.*	144	120
BARK, Inc.*	129	107
Nerdy, Inc.*	81	102
Arena Group Holdings, Inc.*	18	98
Travelzoo*	9	88
Vivid Seats, Inc. — Class A*	4	66
Value Line, Inc.	1	39
Total Communications		208,544

Energy - 2.8%
NEXTracker, Inc. — Class A*	203	15,020
Magnolia Oil & Gas Corp. — Class A	259	6,182
CNX Resources Corp.*	190	6,103
Core Natural Resources, Inc.	73	6,094
Archrock, Inc.	230	6,051
Murphy Oil Corp.	188	5,341
Sunrun, Inc.*	292	5,049
Noble Corporation plc	177	5,006
California Resources Corp.	92	4,893
Warrior Met Coal, Inc.	73	4,646
Peabody Energy Corp.	170	4,508
Valaris Ltd.*	89	4,340
Eos Energy Enterprises, Inc.*	354	4,032
SM Energy Co.	160	3,995
Gulfport Energy Corp.*	22	3,982
Transocean Ltd.*	1,185	3,697
Tidewater, Inc.*	68	3,627
PBF Energy, Inc. — Class A	118	3,560
Plug Power, Inc.*	1,520	3,542
Kodiak Gas Services, Inc.	90	3,327
Oceaneering International, Inc.*	132	3,271
Northern Oil & Gas, Inc.	130	3,224
Helmerich & Payne, Inc.	136	3,004
Liberty Energy, Inc. — Class A	220	2,715
Delek US Holdings, Inc.	83	2,678
Seadrill Ltd.*	88	2,658
Kinetik Holdings, Inc. — Class A	62	2,650
Alpha Metallurgical Resources, Inc.*	16	2,625
Patterson-UTI Energy, Inc.	492	2,549
Par Pacific Holdings, Inc.*	71	2,515
Crescent Energy Co. — Class A	249	2,221
DNOW, Inc.*	145	2,211
Comstock Resources, Inc.*	104	2,062
Solaris Energy Infrastructure, Inc. — Class A	51	2,039
Sable Offshore Corp.*	106	1,851
Shoals Technologies Group, Inc. — Class A*	234	1,734
Expro Group Holdings N.V.*	145	1,723
Array Technologies, Inc.*	211	1,720
Talos Energy, Inc.*	169	1,621
CVR Energy, Inc.*	43	1,569
Bristow Group, Inc.*	40	1,443
Select Water Solutions, Inc. — Class A	131	1,400
Ramaco Resources, Inc. — Class A*	40	1,328
REX American Resources Corp.*	42	1,286
Helix Energy Solutions Group, Inc.*	194	1,273
NextDecade Corp.*	186	1,263
Atlas Energy Solutions, Inc.	109	1,239
Fluence Energy, Inc.*	107	1,155
Kosmos Energy Ltd.*	660	1,096
Diversified Energy Company plc	77	1,079
Aris Water Solutions, Inc. — Class A	43	1,060
ASP Isotopes, Inc.*	107	1,029
TETRA Technologies, Inc.*	178	1,024
Innovex International, Inc.*	54	1,001
SunCoke Energy, Inc.	119	971
Vitesse Energy, Inc.	41	952
National Energy Services Reunited Corp.*	85	872
Hallador Energy Co.*	44	861
Borr Drilling Ltd.*	312	839
Nabors Industries Ltd.*	20	817
Core Laboratories, Inc.	66	816
Excelerate Energy, Inc. — Class A	32	806
Green Plains, Inc.*	90	791
Vital Energy, Inc.*	42	709
Gevo, Inc.*	323	633
RPC, Inc.	125	595
ProPetro Holding Corp.*	112	587
VAALCO Energy, Inc.	145	583
SandRidge Energy, Inc.	51	575
BKV Corp.*	24	555
New Fortress Energy, Inc.*	236	521
Oil States International, Inc.*	82	497
Riley Exploration Permian, Inc.	18	488
Matrix Service Co.*	37	484
Forum Energy Technologies, Inc.*	16	427
Granite Ridge Resources, Inc.	76	411
Berry Corp.	108	408
Natural Gas Services Group, Inc.	14	392
Flowco Holdings, Inc. — Class A	26	386
T1 Energy, Inc.*	155	338
Ranger Energy Services, Inc. — Class A	24	337
Flotek Industries, Inc.*	20	292
Summit Midstream Corp.*	14	288
Infinity Natural Resources, Inc. — Class A*	21	275
W&T Offshore, Inc.	139	253
NACCO Industries, Inc. — Class A	6	253
DMC Global, Inc.*	27	228
Kolibri Global Energy, Inc.*	41	228
Evolution Petroleum Corp.	44	212
Montauk Renewables, Inc.*	94	189
SEACOR Marine Holdings, Inc.*	29	188
HighPeak Energy, Inc.	26	184
PrimeEnergy Resources Corp.*	1	167
Complete Solaria, Inc.*	84	148
Epsilon Energy Ltd.	27	136
FutureFuel Corp.	35	136

196 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Empire Petroleum Corp.*	21	$95
Mammoth Energy Services, Inc.*	34	78
OPAL Fuels, Inc. — Class A*	30	66
ProFrac Holding Corp. — Class A*	17	63
Prairie Operating Co.*	30	60
NextNRG, Inc.*	25	46
Verde Clean Fuels, Inc.*	6	18
Total Energy		186,565

Basic Materials - 2.3%
Coeur Mining, Inc.*	891	16,715
Hecla Mining Co.	835	10,103
Commercial Metals Co.	159	9,108
Uranium Energy Corp.*	592	7,897
SSR Mining, Inc.*	283	6,911
Balchem Corp.	46	6,903
Centrus Energy Corp. — Class A*	22	6,821
Cabot Corp.	76	5,780
Sensient Technologies Corp.	59	5,537
Hawkins, Inc.	27	4,933
HB Fuller Co.	77	4,565
Energy Fuels, Inc.*	292	4,482
Perimeter Solutions, Inc.*	195	4,366
Avient Corp.	129	4,250
Novagold Resources, Inc.*	422	3,714
Chemours Co.	211	3,342
Constellium SE*	198	2,946
Ingevity Corp.*	51	2,815
Minerals Technologies, Inc.	45	2,795
Innospec, Inc.	35	2,701
Quaker Chemical Corp.	20	2,635
Century Aluminum Co.*	73	2,143
Perpetua Resources Corp.*	105	2,124
Sylvamo Corp.	48	2,122
Rogers Corp.*	26	2,092
United States Lime & Minerals, Inc.	15	1,973
Kaiser Aluminum Corp.	23	1,775
Calumet, Inc.*	96	1,752
Ivanhoe Electric Incorporated / US*	120	1,506
Stepan Co.	30	1,431
Ecovyst, Inc.*	152	1,331
MAC Copper Ltd. — Class A*	86	1,050
Compass Minerals International, Inc.*	49	941
Mativ Holdings, Inc.	76	860
Oil-Dri Corporation of America	14	855
Caledonia Mining Corporation plc	23	833
Encore Energy Corp.*	256	822
US Antimony Corp.*	128	794
Ferroglobe plc	167	760
Koppers Holdings, Inc.	27	756
AdvanSix, Inc.	37	717
Tronox Holdings plc — Class A	166	667
Rayonier Advanced Materials, Inc.*	90	650
Idaho Strategic Resources, Inc.*	18	608
Orion S.A.	78	591
Magnera Corp.*	47	551
Dakota Gold Corp.*	121	551
American Battery Technology Co.*	113	549
NioCorp Developments Ltd.*	73	488
Intrepid Potash, Inc.*	15	459
Contango ORE, Inc.*	12	299
Codexis, Inc.*	115	281
Critical Metals Corp.*	45	280
US Gold Corp.*	15	247
Vox Royalty Corp.	56	241
Lifezone Metals Ltd.*	39	214
American Vanguard Corp.*	37	212
Friedman Industries, Inc.	9	197
Kronos Worldwide, Inc.	31	178
Trinseo plc	48	113
Valhi, Inc.	3	47
US Goldmining, Inc.*	2	26
Total Basic Materials		153,405

Utilities - 2.0%
Oklo, Inc.*	151	16,856
Ormat Technologies, Inc.	86	8,278
TXNM Energy, Inc.	136	7,691
Southwest Gas Holdings, Inc.	91	7,129
Brookfield Infrastructure Corp. — Class A	169	6,949
New Jersey Resources Corp.	142	6,838
Portland General Electric Co.	155	6,820
ONE Gas, Inc.	84	6,799
Spire, Inc.	81	6,603
Black Hills Corp.	102	6,282
ALLETE, Inc.	82	5,445
Northwestern Energy Group, Inc.	87	5,099
Otter Tail Corp.	54	4,426
MGE Energy, Inc.	52	4,377
Chesapeake Utilities Corp.	32	4,310
Avista Corp.	113	4,273
American States Water Co.	54	3,959
California Water Service Group	84	3,855
Hawaiian Electric Industries, Inc.*	243	2,683
Northwest Natural Holding Co.	57	2,561
H2O America	45	2,192
Ameresco, Inc. — Class A*	45	1,511
Middlesex Water Co.	25	1,353
Unitil Corp.	23	1,101
Consolidated Water Company Ltd.	21	741
York Water Co.	20	608
Genie Energy Ltd. — Class B	30	448
RGC Resources, Inc.	12	269
Global Water Resources, Inc.	17	175
Total Utilities		129,631

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	41	1,885

Total Common Stocks
(Cost $3,359,860)		3,948,542

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 197

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
RIGHTS†† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	179	$—
Sanofi SA	52	—
Tobira Therapeutics, Inc.*,†††	14	—
Novartis AG*,†††	100	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $39)		—

MUTUAL FUNDS† - 15.9%
Guggenheim Strategy Fund II1	25,618	637,370
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	42,083	423,779
Total Mutual Funds
(Cost $1,044,011)		1,061,149

	Face Amount
U.S. TREASURY BILL†† - 0.8%
U.S. Treasury Bill
3.85% due 12/18/25[2,3]	$50,000	49,581
Total U.S. Treasury Bill
(Cost $49,583)		49,581

REPURCHASE AGREEMENTS††,4 - 12.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	495,039	495,039
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	356,213	356,213
Total Repurchase Agreements
(Cost $851,252)		851,252

Total Investments - 88.5%
(Cost $5,304,745)		$5,910,524
Other Assets & Liabilities, net - 11.5%		770,823
Total Net Assets - 100.0%		$6,681,347

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	986	$2,401,638	$1,482
Barclays Bank plc	Russell 2000 Index	Pay	4.88% (SOFR + 0.75%)	At Maturity	11/20/25	319	777,299	481
Goldman Sachs International	Russell 2000 Index	Pay	4.44% (Federal Funds Rate + 0.35%)	At Maturity	11/19/25	1,184	2,884,883	(24,521)
							$6,063,820	$(22,558)

198 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,948,542	$—		$—	*	$3,948,542
Rights	—	—	*	—	*	—
Mutual Funds	1,061,149	—		—		1,061,149
U.S. Treasury Bill	—	49,581		—		49,581
Repurchase Agreements	—	851,252		—		851,252
Equity Index Swap Agreements**	—	1,963		—		1,963
Total Assets	$5,009,691	$902,796		$—		$5,912,487

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$24,521	$—	$24,521

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 199

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$636,857	$—	$—	$—	$513	$637,370	25,618	$17,052
Guggenheim Ultra Short Duration Fund — Institutional Class	562,295	—	(140,000)	639	845	423,779	42,083	9,356
	$1,199,152	$—	$(140,000)	$639	$1,358	$1,061,149		$26,408

200 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $3,409,482)	$3,998,123
Investments in affiliated issuers, at value (cost $1,044,011)	1,061,149
Repurchase agreements, at value (cost $851,252)	851,252
Cash	221,172
Segregated cash with broker	585,341
Unrealized appreciation on OTC swap agreements	1,963
Receivables:
Dividends	7,633
Fund shares sold	1,672
Interest	100
Securities lending income	38
Total assets	6,728,443

Liabilities:
Unrealized depreciation on OTC swap agreements	24,521
Payable for:
Management fees	4,570
Swap settlement	3,599
Licensing fees	2,890
Fund shares redeemed	2,201
Transfer agent fees	1,843
Distribution and service fees	1,299
Securities purchased	535
Portfolio accounting and administration fees	271
Trustees’ fees*	60
Miscellaneous	5,307
Total liabilities	47,096
Net assets	$6,681,347

Net assets consist of:
Paid in capital	$8,441,249
Total distributable earnings (loss)	(1,759,902)
Net assets	$6,681,347
Class A:
Net assets	$1,231,629
Capital shares outstanding	19,590
Net asset value per share	$62.87
Maximum offering price per share (Net asset value divided by 95.25%)	$66.01
Class C:
Net assets	$10,698
Capital shares outstanding	240
Net asset value per share	$44.58
Class H:
Net assets	$5,439,020
Capital shares outstanding	87,084
Net asset value per share	$62.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $58)	$24,110
Dividends from securities of affiliated issuers	26,408
Interest	26,012
Income from securities lending, net	546
Total investment income	77,076

Expenses:
Management fees	26,253
Distribution and service fees:
Class A	1,292
Class C	37
Class H	5,991
Transfer agent fees	6,147
Portfolio accounting and administration fees	4,449
Registration fees	3,686
Professional fees	1,580
Interest expense	1,277
Custodian fees	534
Trustees’ fees*	406
Miscellaneous	1,782
Total expenses	53,434
Less:
Expenses reimbursed by Adviser	(2,917)
Expenses waived by Adviser	(538)
Total waived/reimbursed expenses	(3,455)
Net expenses	49,979
Net investment income	27,097

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	71,158
Investments in affiliated issuers	639
Swap agreements	634,920
Futures contracts	47,460
Net realized gain	754,177
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	622,275
Investments in affiliated issuers	1,358
Swap agreements	120,213
Futures contracts	8,446
Net change in unrealized appreciation (depreciation)	752,292
Net realized and unrealized gain	1,506,469
Net increase in net assets resulting from operations	$1,533,566

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 201

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,097	$74,257
Net realized gain (loss) on investments	754,177	(385,282)
Net change in unrealized appreciation (depreciation) on investments	752,292	(635,845)
Net increase (decrease) in net assets resulting from operations	1,533,566	(946,870)

Distributions to shareholders:
Class A	—	(13,953)
Class C	—	(187)
Class H	—	(83,177)
Total distributions to shareholders	—	(97,317)

Capital share transactions:
Proceeds from sale of shares
Class A	42,913	140,218
Class C	6,676	14,182
Class H	2,504,223	7,405,182
Distributions reinvested
Class A	—	13,482
Class C	—	187
Class H	—	82,955
Cost of shares redeemed
Class A	(27,672)	(57,091)
Class C	(7,581)	(134,719)
Class H	(2,599,544)	(8,313,410)
Net decrease from capital share transactions	(80,985)	(849,014)
Net increase (decrease) in net assets	1,452,581	(1,893,201)

Net assets:
Beginning of period	5,228,766	7,121,967
End of period	$6,681,347	$5,228,766

Capital share activity:
Shares sold
Class A	701	2,269
Class C	164	378
Class H	47,400	125,316
Shares issued from reinvestment of distributions
Class A	—	218
Class C	—	4
Class H	—	1,350
Shares redeemed
Class A	(459)	(1,053)
Class C	(202)	(3,512)
Class H	(49,931)	(147,108)
Net decrease in shares	(2,327)	(22,138)

202 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$48.16	$54.91	$44.36	$56.57	$101.22	$39.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.62	.61	.22	(1.02)	(.94)
Net gain (loss) on investments (realized and unrealized)	14.46	(6.64)	10.05	(12.43)	(7.02)	63.25
Total from investment operations	14.71	(6.02)	10.66	(12.21)	(8.04)	62.31
Less distributions from:
Net investment income	—	(.73)	(.11)	—	—	(.25)
Net realized gains	—	—	—	—	(36.61)	—
Total distributions	—	(.73)	(.11)	—	(36.61)	(.25)
Net asset value, end of period	$62.87	$48.16	$54.91	$44.36	$56.57	$101.22

Total Return[c]	30.54%	(11.26%)	24.07%	(21.58%)	(11.85%)	159.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,232	$932	$984	$879	$1,268	$1,749
Ratios to average net assets:
Net investment income (loss)	0.93%	1.12%	1.32%	0.48%	(1.18%)	(1.40%)
Total expenses[d]	1.83%	1.80%	1.77%	1.75%	1.71%	1.79%
Net expenses[e]	1.71%	1.68%	1.67%	1.69%	1.68%	1.77%
Portfolio turnover rate	7%	10%	8%	9%	62%	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$34.31	$39.56	$32.26	$41.41	$84.58	$32.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.17	.29	(.09)	(1.28)	(1.27)
Net gain (loss) on investments (realized and unrealized)	10.23	(4.69)	7.12	(9.06)	(5.28)	53.12
Total from investment operations	10.27	(4.52)	7.41	(9.15)	(6.56)	51.85
Less distributions from:
Net investment income	—	(.73)	(.11)	—	—	(.25)
Net realized gains	—	—	—	—	(36.61)	—
Total distributions	—	(.73)	(.11)	—	(36.61)	(.25)
Net asset value, end of period	$44.58	$34.31	$39.56	$32.26	$41.41	$84.58

Total Return[c]	29.93%	(11.94%)	23.13%	(22.10%)	(12.52%)	157.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11	$10	$135	$23	$35	$75
Ratios to average net assets:
Net investment income (loss)	0.19%	0.46%	0.82%	(0.27%)	(1.93%)	(2.16%)
Total expenses[d]	2.59%	2.48%	2.49%	2.50%	2.46%	2.52%
Net expenses[e]	2.48%	2.35%	2.38%	2.44%	2.43%	2.50%
Portfolio turnover rate	7%	10%	8%	9%	62%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 203

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$47.84	$54.55	$44.08	$56.20	$100.81	$39.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.62	.61	.21	(.98)	(.98)
Net gain (loss) on investments (realized and unrealized)	14.37	(6.60)	9.97	(12.33)	(7.02)	63.04
Total from investment operations	14.62	(5.98)	10.58	(12.12)	(8.00)	62.06
Less distributions from:
Net investment income	—	(.73)	(.11)	—	—	(.25)
Net realized gains	—	—	—	—	(36.61)	—
Total distributions	—	(.73)	(.11)	—	(36.61)	(.25)
Net asset value, end of period	$62.46	$47.84	$54.55	$44.08	$56.20	$100.81

Total Return	30.56%	(11.26%)	24.07%	(21.57%)	(11.86%)	159.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,439	$4,287	$6,004	$5,300	$8,683	$9,482
Ratios to average net assets:
Net investment income (loss)	0.93%	1.12%	1.34%	0.46%	(1.17%)	(1.42%)
Total expenses[d]	1.83%	1.80%	1.77%	1.75%	1.71%	1.78%
Net expenses[e]	1.71%	1.68%	1.67%	1.69%	1.68%	1.76%
Portfolio turnover rate	7%	10%	8%	9%	62%	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

204 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
COMMON STOCKS† - 53.2%

Financial - 12.7%
UMB Financial Corp.	169	$20,001
Old National Bancorp	815	17,889
CareTrust REIT, Inc.	490	16,993
Jackson Financial, Inc. — Class A	167	16,905
Cadence Bank	434	16,292
MARA Holdings, Inc.*	864	15,777
American Healthcare REIT, Inc.	370	15,544
Riot Platforms, Inc.*	811	15,433
Essent Group Ltd.	227	14,428
Piper Sandler Cos.	41	14,227
Essential Properties Realty Trust, Inc. REIT	462	13,749
Glacier Bancorp, Inc.	278	13,530
Terreno Realty Corp. REIT	238	13,507
Ryman Hospitality Properties, Inc. REIT	144	12,901
Hancock Whitney Corp.	200	12,522
Moelis & Co. — Class A	174	12,410
Home BancShares, Inc.	438	12,395
United Bankshares, Inc.	329	12,242
Valley National Bancorp	1,128	11,957
Atlantic Union Bankshares Corp.	332	11,716
Core Scientific, Inc.*	647	11,607
Kite Realty Group Trust REIT	514	11,462
Selective Insurance Group, Inc.	141	11,431
Radian Group, Inc.	315	11,409
Ameris Bancorp	155	11,363
Macerich Co. REIT	591	10,756
Axos Financial, Inc.*	127	10,750
StoneX Group, Inc.*	106	10,697
StepStone Group, Inc. — Class A	162	10,580
First Financial Bankshares, Inc.	313	10,532
Sabra Health Care REIT, Inc.	553	10,308
Phillips Edison & Company, Inc.	296	10,162
Associated Banc-Corp.	390	10,027
SL Green Realty Corp. REIT	167	9,988
Upstart Holdings, Inc.*	196	9,957
ServisFirst Bancshares, Inc.	120	9,664
Cleanspark, Inc.*	651	9,440
PJT Partners, Inc. — Class A	53	9,420
Texas Capital Bancshares, Inc.*	106	8,960
Independence Realty Trust, Inc. REIT	546	8,949
United Community Banks, Inc.	283	8,872
Tanger, Inc. REIT	262	8,866
CNO Financial Group, Inc.	224	8,859
International Bancshares Corp.	127	8,731
Cushman & Wakefield plc*	543	8,645
Genworth Financial, Inc. — Class A*	966	8,597
National Health Investors, Inc. REIT	108	8,586
Compass, Inc. — Class A*	1,068	8,576
HA Sustainable Infrastructure Capital, Inc.	279	8,565
PennyMac Financial Services, Inc.	68	8,424
Eastern Bankshares, Inc.	461	8,367
First BanCorp	379	8,357
Flagstar Financial, Inc.	712	8,224
Renasant Corp.	221	8,153
Bancorp, Inc.*	107	8,013
Fulton Financial Corp.	428	7,974
BGC Group, Inc. — Class A	841	7,956
Broadstone Net Lease, Inc. REIT	445	7,952
Cipher Mining, Inc.*	621	7,818
Independent Bank Corp.	113	7,816
COPT Defense Properties REIT	267	7,759
Hut 8 Corp.*	221	7,693
Cathay General Bancorp	158	7,586
Terawulf, Inc.*	660	7,537
PotlatchDeltic Corp. REIT	184	7,498
Community Financial System, Inc.	124	7,271
Palomar Holdings, Inc.*	61	7,122
WesBanco, Inc.	222	7,088
Blackstone Mortgage Trust, Inc. — Class A REIT	382	7,033
NMI Holdings, Inc. — Class A*	183	7,016
WSFS Financial Corp.	130	7,011
Lemonade, Inc.*	129	6,905
BankUnited, Inc.	177	6,754
Newmark Group, Inc. — Class A	362	6,751
Victory Capital Holdings, Inc. — Class A	104	6,735
McGrath RentCorp	57	6,686
First Interstate BancSystem, Inc. — Class A	207	6,597
Enova International, Inc.*	56	6,445
Walker & Dunlop, Inc.	77	6,439
Artisan Partners Asset Management, Inc. — Class A	147	6,380
Simmons First National Corp. — Class A	330	6,326
Apple Hospitality REIT, Inc.	525	6,305
Acadia Realty Trust REIT	310	6,247
BancFirst Corp.	49	6,196
LXP Industrial Trust REIT	684	6,129
Urban Edge Properties REIT	298	6,100
Seacoast Banking Corporation of Florida	200	6,086
Bread Financial Holdings, Inc.	109	6,079
Bank of Hawaii Corp.	92	6,039
Outfront Media, Inc. REIT	327	5,991
Douglas Emmett, Inc. REIT	380	5,917
CVB Financial Corp.	310	5,862
Provident Financial Services, Inc.	302	5,823
TowneBank	166	5,739
Four Corners Property Trust, Inc. REIT	234	5,710
First Financial Bancorp	224	5,656
WaFd, Inc.	183	5,543
Park National Corp.	34	5,526
Arbor Realty Trust, Inc. REIT	448	5,470
Burford Capital Ltd.	450	5,382
FB Financial Corp.	96	5,351
Mercury General Corp.	63	5,341
Trustmark Corp.	133	5,267
Banner Corp.	80	5,240
InvenTrust Properties Corp. REIT	183	5,237
First Merchants Corp.	137	5,165
Curbline Properties Corp. REIT	228	5,084
First Bancorp	95	5,025

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 205

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
NBT Bancorp, Inc.	120	$5,011
Enterprise Financial Services Corp.	86	4,986
Banc of California, Inc.	299	4,948
Stewart Information Services Corp.	65	4,766
Baldwin Insurance Group, Inc. — Class A*	165	4,655
First Busey Corp.	201	4,653
Beacon Financial Corp.	196	4,636
HCI Group, Inc.	24	4,606
OFG Bancorp	104	4,523
Customers Bancorp, Inc.*	69	4,511
St. Joe Co.	89	4,404
Dave, Inc.*	22	4,386
SiriusPoint Ltd.*	240	4,342
Stock Yards Bancorp, Inc.	62	4,339
Horace Mann Educators Corp.	96	4,336
Cohen & Steers, Inc.	65	4,265
Marex Group plc	125	4,202
Northwest Bancshares, Inc.	339	4,200
Nicolet Bankshares, Inc.	31	4,170
Goosehead Insurance, Inc. — Class A	56	4,168
Bank of NT Butterfield & Son Ltd.	97	4,163
Pagseguro Digital Ltd. — Class A	416	4,160
Veritex Holdings, Inc.	124	4,158
Sunstone Hotel Investors, Inc. REIT	443	4,151
City Holding Co.	33	4,088
Pathward Financial, Inc.	55	4,071
First Commonwealth Financial Corp.	238	4,058
LendingClub Corp.*	266	4,041
Skyward Specialty Insurance Group, Inc.*	84	3,995
NETSTREIT Corp. REIT	221	3,991
LTC Properties, Inc. REIT	107	3,944
WisdomTree, Inc.	282	3,920
DiamondRock Hospitality Co. REIT	480	3,821
Global Net Lease, Inc. REIT	464	3,772
Trupanion, Inc.*	87	3,765
Nelnet, Inc. — Class A	30	3,761
Lakeland Financial Corp.	58	3,724
Dynex Capital, Inc. REIT	302	3,712
Farmer Mac — Class C	22	3,696
Bitdeer Technologies Group — Class A*	210	3,589
ARMOUR Residential REIT, Inc. REIT	237	3,541
Innovative Industrial Properties, Inc. REIT	65	3,483
Hilltop Holdings, Inc.	104	3,476
Elme Communities REIT	206	3,473
National Bank Holdings Corp. — Class A	89	3,439
S&T Bancorp, Inc.	90	3,383
German American Bancorp, Inc.	85	3,338
Stellar Bancorp, Inc.	110	3,337
Apollo Commercial Real Estate Finance, Inc. REIT	328	3,323
Getty Realty Corp. REIT	122	3,273
Sila Realty Trust, Inc. REIT	130	3,263
Coastal Financial Corp.*	30	3,245
JBG SMITH Properties REIT	145	3,226
TriCo Bancshares	72	3,198
Xenia Hotels & Resorts, Inc. REIT	230	3,156
Pebblebrook Hotel Trust REIT	276	3,144
Alexander & Baldwin, Inc. REIT	171	3,110
Perella Weinberg Partners	143	3,049
Acadian Asset Management, Inc.	62	2,986
Hope Bancorp, Inc.	274	2,951
QCR Holdings, Inc.	39	2,950
Ladder Capital Corp. — Class A REIT	268	2,924
Live Oak Bancshares, Inc.	83	2,923
ProAssurance Corp.*	120	2,879
Paramount Group, Inc. REIT*	438	2,865
Virtus Investment Partners, Inc.	15	2,850
Westamerica BanCorp	57	2,849
Ellington Financial, Inc. REIT	217	2,817
Veris Residential, Inc. REIT	185	2,812
Dime Community Bancshares, Inc.	94	2,804
ConnectOne Bancorp, Inc.	112	2,779
UMH Properties, Inc. REIT	183	2,718
Triumph Financial, Inc.*	53	2,652
1st Source Corp.	43	2,647
Hamilton Insurance Group Ltd. — Class B*	106	2,629
Piedmont Realty Trust, Inc. — Class A REIT*	292	2,628
Anywhere Real Estate, Inc.*	247	2,616
Enact Holdings, Inc.	68	2,607
Bank First Corp.	21	2,548
PennyMac Mortgage Investment Trust REIT	205	2,513
RLJ Lodging Trust REIT	348	2,506
Smartstop Self Storage REIT, Inc.	66	2,484
Empire State Realty Trust, Inc. — Class A REIT	324	2,482
American Assets Trust, Inc. REIT	122	2,479
Safety Insurance Group, Inc.	35	2,474
Chimera Investment Corp. REIT	187	2,472
Cannae Holdings, Inc.	135	2,472
Peoples Bancorp, Inc.	82	2,459
Apartment Investment and Management Co. — Class A REIT	310	2,458
Fidelis Insurance Holdings Ltd.	135	2,450
Preferred Bank/Los Angeles CA	27	2,441
Employers Holdings, Inc.	57	2,421
Two Harbors Investment Corp. REIT	245	2,418
Origin Bancorp, Inc.	70	2,416
Kennedy-Wilson Holdings, Inc.	284	2,363
Centerspace REIT	40	2,356
OceanFirst Financial Corp.	134	2,354
Diversified Healthcare Trust REIT	515	2,271
Encore Capital Group, Inc.*	54	2,254
Root, Inc. — Class A*	25	2,238
MFA Financial, Inc. REIT	242	2,224
Bit Digital, Inc.*	740	2,220
Navient Corp.	165	2,170
Plymouth Industrial REIT, Inc.	96	2,144
Easterly Government Properties, Inc. REIT	93	2,132
Tompkins Financial Corp.	32	2,119
Franklin BSP Realty Trust, Inc. REIT	192	2,085

206 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Community Trust Bancorp, Inc.	37	$2,070
Hudson Pacific Properties, Inc. REIT*	749	2,067
Patria Investments Ltd. — Class A	141	2,059
Safehold, Inc. REIT	132	2,045
Univest Financial Corp.	68	2,041
Burke & Herbert Financial Services Corp.	32	1,974
AMERISAFE, Inc.	45	1,973
eXp World Holdings, Inc.	184	1,961
Merchants Bancorp	61	1,940
Heritage Financial Corp.	80	1,935
Southside Bancshares, Inc.	68	1,921
Central Pacific Financial Corp.	62	1,881
Brookfield Business Corp. — Class A	56	1,878
First Mid Bancshares, Inc.	49	1,856
Capitol Federal Financial, Inc.	289	1,835
Redwood Trust, Inc. REIT	312	1,806
Byline Bancorp, Inc.	64	1,775
Orchid Island Capital, Inc. REIT	253	1,774
Old Second Bancorp, Inc.	102	1,763
Esquire Financial Holdings, Inc.	17	1,735
Hanmi Financial Corp.	70	1,728
NexPoint Residential Trust, Inc. REIT	53	1,708
Northeast Bank	17	1,703
Brandywine Realty Trust REIT	404	1,685
LendingTree, Inc.*	26	1,683
Amerant Bancorp, Inc.	87	1,676
Mercantile Bank Corp.	37	1,665
BrightSpire Capital, Inc. REIT	303	1,645
Marcus & Millichap, Inc.	56	1,644
Horizon Bancorp, Inc.	102	1,633
CNB Financial Corp.	66	1,597
TrustCo Bank Corporation NY	44	1,597
Business First Bancshares, Inc.	67	1,582
Universal Insurance Holdings, Inc.	60	1,578
Metropolitan Bank Holding Corp.	21	1,571
F&G Annuities & Life, Inc.	50	1,564
HomeTrust Bancshares, Inc.	38	1,556
First Financial Corp.	27	1,524
Hippo Holdings, Inc.*	42	1,519
Ready Capital Corp. REIT	391	1,513
Camden National Corp.	39	1,505
Orrstown Financial Services, Inc.	44	1,495
Amalgamated Financial Corp.	55	1,493
United Fire Group, Inc.	49	1,491
Independent Bank Corp.	47	1,456
NB Bancorp, Inc.	82	1,447
Republic Bancorp, Inc. — Class A	20	1,445
PRA Group, Inc.*	93	1,436
Summit Hotel Properties, Inc. REIT	258	1,416
Heritage Commerce Corp.	141	1,400
Adamas Trust, Inc. REIT	200	1,394
P10, Inc. — Class A	128	1,393
Capital City Bank Group, Inc.	33	1,379
TPG RE Finance Trust, Inc. REIT	161	1,378
Mid Penn Bancorp, Inc.	47	1,346
Equity Bancshares, Inc. — Class A	33	1,343
Heritage Insurance Holdings, Inc.*	53	1,335
Aspen Insurance Holdings Ltd. — Class A*	36	1,322
Gladstone Commercial Corp. REIT	107	1,318
Armada Hoffler Properties, Inc. REIT	188	1,318
CBL & Associates Properties, Inc. REIT	43	1,315
Eagle Bancorp, Inc.	65	1,314
Whitestone REIT — Class B REIT	106	1,302
Washington Trust Bancorp, Inc.	45	1,301
First Community Bankshares, Inc.	37	1,288
Financial Institutions, Inc.	47	1,278
Metrocity Bankshares, Inc.	46	1,274
GCM Grosvenor, Inc. — Class A	104	1,255
Farmers National Banc Corp.	86	1,239
Great Southern Bancorp, Inc.	20	1,225
HarborOne Bancorp, Inc.	90	1,224
SmartFinancial, Inc.	34	1,215
Southern Missouri Bancorp, Inc.	23	1,209
KKR Real Estate Finance Trust, Inc. REIT	134	1,206
Five Star Bancorp	37	1,191
Shore Bancshares, Inc.	72	1,182
Universal Health Realty Income Trust REIT	30	1,175
Alerus Financial Corp.	53	1,173
Alexander’s, Inc. REIT	5	1,172
Invesco Mortgage Capital, Inc. REIT	155	1,172
Firstsun Capital Bancorp*	30	1,164
South Plains Financial, Inc.	30	1,160
CTO Realty Growth, Inc. REIT	71	1,157
Third Coast Bancshares, Inc.*	30	1,139
Peakstone Realty Trust REIT	86	1,128
Northrim BanCorp, Inc.	52	1,126
Arrow Financial Corp.	39	1,104
MidWestOne Financial Group, Inc.	38	1,075
Peoples Financial Services Corp.	22	1,069
Bar Harbor Bankshares	35	1,066
SITE Centers Corp. REIT	118	1,063
ACNB Corp.	24	1,057
Farmland Partners, Inc. REIT	97	1,055
Hingham Institution For Savings	4	1,055
Tiptree, Inc. — Class A	55	1,054
Flushing Financial Corp.	76	1,049
Peapack-Gladstone Financial Corp.	38	1,049
Carter Bankshares, Inc.*	54	1,048
Compass Diversified Holdings*	158	1,046
NerdWallet, Inc. — Class A*	97	1,044
Real Brokerage, Inc.*	249	1,041
Northfield Bancorp, Inc.	88	1,038
NET Lease Office Properties REIT	35	1,038
Guaranty Bancshares, Inc.	21	1,024
World Acceptance Corp.*	6	1,015
Global Medical REIT, Inc.	30	1,011
Bowhead Specialty Holdings, Inc.*	37	1,000
FTAI Infrastructure, Inc.	229	999
ChoiceOne Financial Services, Inc.	34	985
Service Properties Trust REIT	363	984
Community Healthcare Trust, Inc. REIT	64	979
Slide Insurance Holdings, Inc.*	62	979

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 207

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
First Business Financial Services, Inc.	19	$974
Columbia Financial, Inc.*	64	961
One Liberty Properties, Inc. REIT	43	951
Saul Centers, Inc. REIT	29	924
International Money Express, Inc.*	66	922
California BanCorp*	53	884
Kearny Financial Corp.	134	880
Home Bancorp, Inc.	16	869
Bridgewater Bancshares, Inc.*	49	862
Capital Bancorp, Inc.	27	861
Regional Management Corp.	22	857
Bank of Marin Bancorp	35	850
Diamond Hill Investment Group, Inc.	6	840
Sierra Bancorp	29	838
Ambac Financial Group, Inc.*	100	834
Postal Realty Trust, Inc. — Class A REIT	53	832
First Bank/Hamilton NJ	51	831
Unity Bancorp, Inc.	17	831
First Foundation, Inc.*	149	830
GBank Financial Holdings, Inc.*	21	825
Midland States Bancorp, Inc.	48	823
Community West Bancshares	39	813
Investors Title Co.	3	803
MBIA, Inc.*	107	797
Southern First Bancshares, Inc.*	18	794
Greenlight Capital Re Ltd. — Class A*	62	787
Atlanticus Holdings Corp.*	13	762
Bankwell Financial Group, Inc.	17	752
RBB Bancorp	40	750
Farmers & Merchants Bancorp Incorporated/Archbold OH	30	750
Donegal Group, Inc. — Class A	38	737
Gladstone Land Corp. REIT	80	733
Chatham Lodging Trust REIT	109	731
Civista Bancshares, Inc.	36	731
Industrial Logistics Properties Trust REIT	125	729
Resolute Holdings Management, Inc.*	10	721
Claros Mortgage Trust, Inc. REIT*	216	717
Red River Bancshares, Inc.	11	713
West BanCorp, Inc.	35	711
Citizens & Northern Corp.	35	693
BayCom Corp.	24	690
HBT Financial, Inc.	27	680
Colony Bankcorp, Inc.	40	680
MVB Financial Corp.	27	677
Ponce Financial Group, Inc.*	46	676
Better Home & Finance Holding Co.*	12	674
NewtekOne, Inc.	58	664
Citizens Financial Services, Inc.	11	663
FRP Holdings, Inc.*	27	658
First Bancorp, Inc.	25	656
American Coastal Insurance Corp.	57	649
OppFi, Inc.	57	646
City Office REIT, Inc.	92	640
Onity Group, Inc.*	16	639
FS Bancorp, Inc.	16	639
Blue Ridge Bankshares, Inc.*	150	634
Selectquote, Inc.*	322	631
Kingsway Financial Services, Inc.*	43	629
Northeast Community Bancorp, Inc.	29	597
John Marshall Bancorp, Inc.	30	595
loanDepot, Inc. — Class A*	190	583
Waterstone Financial, Inc.	37	577
Mechanics Bancorp — Class A*	43	572
RMR Group, Inc. — Class A	36	566
Timberland Bancorp, Inc.	17	566
FrontView REIT, Inc.	41	562
Ares Commercial Real Estate Corp. REIT	124	559
Citizens, Inc.*	106	556
Orange County Bancorp, Inc.	22	555
Legacy Housing Corp.*	20	550
PCB Bancorp	26	546
Abacus Global Management, Inc.*	94	539
Chemung Financial Corp.	10	525
Chicago Atlantic Real Estate Finance, Inc. REIT	41	524
Plumas Bancorp	12	518
Western New England Bancorp, Inc.	43	516
Primis Financial Corp.	49	515
First United Corp.	14	515
Middlefield Banc Corp.	17	510
Paysign, Inc.*	81	509
Norwood Financial Corp.	20	508
FB Bancorp, Inc.*	42	505
Parke Bancorp, Inc.	23	496
Sky Harbour Group Corp.*	50	493
Douglas Elliman, Inc.*	171	489
Oportun Financial Corp.*	79	487
Investar Holding Corp.	21	487
Fidelity D&D Bancorp, Inc.	11	482
FVCBankcorp, Inc.	37	480
First Community Corp.	17	480
LCNB Corp.	32	480
James River Group Holdings Ltd.	86	477
Provident Bancorp, Inc.*	38	476
AG Mortgage Investment Trust, Inc. REIT	65	471
C&F Financial Corp.	7	470
Jefferson Capital, Inc.	27	466
Bank7 Corp.	10	463
Franklin Financial Services Corp.	10	460
Oak Valley Bancorp	16	451
National Bankshares, Inc.	15	442
First Western Financial, Inc.*	19	437
Hawthorn Bancshares, Inc.	14	435
Northpointe Bancshares, Inc.	25	427
Virginia National Bankshares Corp.	11	427
Alpine Income Property Trust, Inc. REIT	30	425
Ames National Corp.	21	425
American Integrity Insurance Group, Inc.*	19	424
Eagle Financial Services, Inc.	11	416
Seaport Entertainment Group, Inc.*	18	412
Blue Foundry Bancorp*	45	409

208 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
First Savings Financial Group, Inc.	13	$409
First National Corp.	18	408
Finwise Bancorp*	21	407
Crawford & Co. — Class A	38	407
Forge Global Holdings, Inc.*	24	406
RE/MAX Holdings, Inc. — Class A*	43	405
Bakkt Holdings, Inc.*	12	404
First Internet Bancorp	18	404
Velocity Financial, Inc.*	22	399
BRT Apartments Corp. REIT	25	392
OP Bancorp	28	390
Medallion Financial Corp.	38	384
Kingstone Companies, Inc.	26	382
Princeton Bancorp, Inc.	12	382
Braemar Hotels & Resorts, Inc. REIT	138	377
Citizens Community Bancorp, Inc.	23	370
First Capital, Inc.	8	366
CB Financial Services, Inc.	11	365
Greene County Bancorp, Inc.	16	362
LINKBANCORP, Inc.	50	357
AlTi Global, Inc.*	100	356
Seven Hills Realty Trust REIT	34	351
Pioneer Bancorp, Inc.*	26	340
Stratus Properties, Inc.*	16	339
MainStreet Bancshares, Inc.	16	333
Ohio Valley Banc Corp.	9	333
Meridian Corp.	21	332
BV Financial, Inc.*	20	322
Modiv Industrial, Inc. REIT	22	322
BankFinancial Corp.	26	313
BCB Bancorp, Inc.	36	312
Security National Financial Corp. — Class A*	36	312
Peoples Bancorp of North Carolina, Inc.	10	307
NexPoint Diversified Real Estate Trust REIT	83	306
Silvercrest Asset Management Group, Inc. — Class A	19	299
United Security Bancshares	32	299
Richmond Mutual BanCorp, Inc.	21	298
Maui Land & Pineapple Company, Inc.*	16	298
ACRES Commercial Realty Corp. REIT*	14	296
Eagle Bancorp Montana, Inc.	17	294
Landmark Bancorp Incorporated/Manhattan KS	11	294
eHealth, Inc.*	67	289
ECB Bancorp, Inc.*	18	286
Franklin Street Properties Corp. REIT	178	285
Westwood Holdings Group, Inc.	17	280
Angel Oak Mortgage REIT, Inc.	29	272
SR Bancorp, Inc.	18	272
SB Financial Group, Inc.	14	270
Riverview Bancorp, Inc.	48	258
Finward Bancorp	8	257
Nexpoint Real Estate Finance, Inc. REIT	18	255
Rithm Property Trust, Inc. REIT	99	249
Sunrise Realty Trust, Inc. REIT	24	249
Hanover Bancorp, Inc.	11	247
Sound Financial Bancorp, Inc.	5	230
Finance of America Companies, Inc. — Class A*	10	224
Union Bankshares, Inc.	9	223
NI Holdings, Inc.*	16	217
Lument Finance Trust, Inc. REIT	107	216
CF Bankshares, Inc.	9	215
Strawberry Fields REIT, Inc. REIT	17	209
Transcontinental Realty Investors, Inc.*	4	185
Consumer Portfolio Services, Inc.*	22	166
Advanced Flower Capital, Inc. REIT	43	165
Chain Bridge Bancorp, Inc. — Class A*	5	164
Patriot National Bancorp, Inc.*	103	134
Rhinebeck Bancorp, Inc.*	11	125
Clipper Realty, Inc. REIT	32	122
Mobile Infrastructure Corp.*	34	120
Kestrel Group Ltd.*	4	109
SWK Holdings Corp.	7	102
Siebert Financial Corp.*	33	96
Vroom, Inc.*	3	81
GoHealth, Inc. — Class A*	11	53
American Realty Investors, Inc.*	3	50
Logistic Properties of The Americas*	7	33
Total Financial		1,566,430

Consumer, Non-cyclical - 11.3%
Ensign Group, Inc.	131	22,633
Madrigal Pharmaceuticals, Inc.*	43	19,722
Bridgebio Pharma, Inc.*	364	18,906
HealthEquity, Inc.*	198	18,764
Guardant Health, Inc.*	278	17,369
Cytokinetics, Inc.*	272	14,949
Stride, Inc.*	100	14,894
Adtalem Global Education, Inc.*	83	12,819
iRhythm Technologies, Inc.*	74	12,727
CRISPR Therapeutics AG*	193	12,508
Rhythm Pharmaceuticals, Inc.*	121	12,220
TG Therapeutics, Inc.*	338	12,210
RadNet, Inc.*	156	11,889
Brink’s Co.	98	11,452
Axsome Therapeutics, Inc.*	94	11,416
Merit Medical Systems, Inc.*	137	11,403
Alkermes plc*	380	11,400
PTC Therapeutics, Inc.*	182	11,169
StoneCo Ltd. — Class A*	569	10,760
Glaukos Corp.*	131	10,683
Option Care Health, Inc.*	383	10,632
Avidity Biosciences, Inc.*	237	10,326
Krystal Biotech, Inc.*	58	10,239
Cal-Maine Foods, Inc.	107	10,069
Arrowhead Pharmaceuticals, Inc.*	283	9,761
Vaxcyte, Inc.*	266	9,581
Laureate Education, Inc. — Class A*	302	9,525
Verra Mobility Corp.*	371	9,164
Protagonist Therapeutics, Inc.*	135	8,968
Herc Holdings, Inc.	76	8,866

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 209

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Crinetics Pharmaceuticals, Inc.*	212	$8,830
Nuvalent, Inc. — Class A*	100	8,648
TransMedics Group, Inc.*	77	8,639
Oscar Health, Inc. — Class A*	451	8,537
Korn Ferry	121	8,468
Integer Holdings Corp.*	80	8,266
Graham Holdings Co. — Class B	7	8,241
Marzetti Co.	47	8,121
Lantheus Holdings, Inc.*	158	8,104
ADMA Biologics, Inc.*	539	7,902
Ligand Pharmaceuticals, Inc. — Class B*	44	7,794
Akero Therapeutics, Inc.*	164	7,787
Prestige Consumer Healthcare, Inc.*	116	7,239
Xenon Pharmaceuticals, Inc.*	177	7,107
Scholar Rock Holding Corp.*	190	7,076
Mirum Pharmaceuticals, Inc.*	94	6,891
Indivior plc*	283	6,823
Privia Health Group, Inc.*	270	6,723
ICU Medical, Inc.*	56	6,718
LivaNova plc*	128	6,705
ABM Industries, Inc.	145	6,687
Kymera Therapeutics, Inc.*	117	6,622
Arcellx, Inc.*	80	6,568
Metsera, Inc.*	124	6,489
GEO Group, Inc.*	315	6,454
BrightSpring Health Services, Inc.*	218	6,444
Soleno Therapeutics, Inc.*	94	6,354
Remitly Global, Inc.*	388	6,324
WD-40 Co.	32	6,323
Veracyte, Inc.*	184	6,317
ACADIA Pharmaceuticals, Inc.*	292	6,231
CBIZ, Inc.*	115	6,090
Supernus Pharmaceuticals, Inc.*	127	6,069
Alarm.com Holdings, Inc.*	112	5,945
Huron Consulting Group, Inc.*	40	5,871
Concentra Group Holdings Parent, Inc.	274	5,735
Simply Good Foods Co.*	220	5,460
Haemonetics Corp.*	112	5,459
Beam Therapeutics, Inc.*	224	5,436
Perdoceo Education Corp.	144	5,423
Tarsus Pharmaceuticals, Inc.*	91	5,408
Catalyst Pharmaceuticals, Inc.*	271	5,339
Premier, Inc. — Class A	192	5,338
United Natural Foods, Inc.*	141	5,304
Agios Pharmaceuticals, Inc.*	132	5,298
Acuren Corp.*	398	5,297
CG oncology, Inc.*	131	5,277
CorVel Corp.*	68	5,265
Adaptive Biotechnologies Corp.*	350	5,236
CoreCivic, Inc.*	253	5,149
Amicus Therapeutics, Inc.*	653	5,146
EVERTEC, Inc.	151	5,101
Ideaya Biosciences, Inc.*	187	5,088
Chefs’ Warehouse, Inc.*	85	4,958
Addus HomeCare Corp.*	42	4,956
Travere Therapeutics, Inc.*	207	4,947
Marqeta, Inc. — Class A*	902	4,763
GeneDx Holdings Corp.*	44	4,741
Arcutis Biotherapeutics, Inc.*	251	4,731
TriNet Group, Inc.	70	4,682
QuidelOrtho Corp.*	158	4,653
Strategic Education, Inc.	54	4,645
Brookdale Senior Living, Inc. — Class A*	538	4,557
Denali Therapeutics, Inc.*	311	4,516
PROCEPT BioRobotics Corp.*	123	4,390
Cogent Biosciences, Inc.*	302	4,337
89bio, Inc.*	293	4,307
LeMaitre Vascular, Inc.	49	4,288
GRAIL, Inc.*	72	4,257
Inter Parfums, Inc.	43	4,230
Insperity, Inc.	85	4,182
Enovis Corp.*	133	4,035
Vita Coco Company, Inc.*	94	3,992
ICF International, Inc.	43	3,990
Intellia Therapeutics, Inc.*	231	3,989
Celldex Therapeutics, Inc.*	154	3,984
AtriCure, Inc.*	113	3,983
Alphatec Holdings, Inc.*	272	3,955
Turning Point Brands, Inc.	40	3,954
Payoneer Global, Inc.*	653	3,951
Arlo Technologies, Inc.*	233	3,949
ANI Pharmaceuticals, Inc.*	43	3,939
John Wiley & Sons, Inc. — Class A	97	3,926
Surgery Partners, Inc.*	181	3,917
Twist Bioscience Corp.*	139	3,911
Recursion Pharmaceuticals, Inc. — Class A*	795	3,880
Ocular Therapeutix, Inc.*	330	3,858
MannKind Corp.*	710	3,813
Coursera, Inc.*	324	3,794
Artivion, Inc.*	89	3,768
BioCryst Pharmaceuticals, Inc.*	491	3,727
Flywire Corp.*	275	3,723
Vericel Corp.*	118	3,713
National Healthcare Corp.	30	3,645
Disc Medicine, Inc.*	54	3,568
Harrow, Inc.*	74	3,565
Grocery Outlet Holding Corp.*	221	3,547
Amneal Pharmaceuticals, Inc.*	353	3,533
Viridian Therapeutics, Inc.*	163	3,518
Vera Therapeutics, Inc.*	121	3,516
Mineralys Therapeutics, Inc.*	92	3,489
Progyny, Inc.*	161	3,465
J & J Snack Foods Corp.	36	3,459
Central Garden & Pet Co. — Class A*	117	3,455
Cidara Therapeutics, Inc.*	36	3,447
Liquidia Corp.*	151	3,434
CONMED Corp.	73	3,433
Universal Technical Institute, Inc.*	105	3,418
UFP Technologies, Inc.*	17	3,393
Select Medical Holdings Corp.	262	3,364
Pediatrix Medical Group, Inc.*	200	3,350

210 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Vital Farms, Inc.*	81	$3,333
Omnicell, Inc.*	109	3,319
Celcuity, Inc.*	67	3,310
Alight, Inc. — Class A	1,012	3,299
Dyne Therapeutics, Inc.*	254	3,213
Avadel Pharmaceuticals plc*	210	3,207
Teladoc Health, Inc.*	412	3,185
Universal Corp.	57	3,185
Biohaven Ltd.*	212	3,182
STAAR Surgical Co.*	117	3,144
CRA International, Inc.	15	3,128
Willdan Group, Inc.*	32	3,094
Syndax Pharmaceuticals, Inc.*	200	3,077
Novocure Ltd.*	238	3,075
Andersons, Inc.	77	3,065
Aurinia Pharmaceuticals, Inc.*	276	3,050
Ardelyx, Inc.*	553	3,047
Novavax, Inc.*	351	3,043
Apogee Therapeutics, Inc.*	75	2,980
US Physical Therapy, Inc.	35	2,973
PROG Holdings, Inc.	91	2,945
Neogen Corp.*	513	2,929
Upbound Group, Inc.	123	2,906
Spectrum Brands Holdings, Inc.	55	2,889
10X Genomics, Inc. — Class A*	247	2,887
Clover Health Investments Corp.*	943	2,886
Healthcare Services Group, Inc.*	171	2,878
Xeris Biopharma Holdings, Inc.*	352	2,865
First Advantage Corp.*	186	2,863
Harmony Biosciences Holdings, Inc.*	103	2,839
Weis Markets, Inc.	39	2,803
Sezzle, Inc.*	35	2,784
Pacira BioSciences, Inc.*	108	2,783
Azenta, Inc.*	96	2,757
Astrana Health, Inc.*	96	2,722
Fresh Del Monte Produce, Inc.	78	2,708
Innoviva, Inc.*	148	2,701
Legalzoom.com, Inc.*	260	2,699
Collegium Pharmaceutical, Inc.*	75	2,624
Immunovant, Inc.*	160	2,579
Barrett Business Services, Inc.	58	2,571
Edgewise Therapeutics, Inc.*	157	2,547
Dynavax Technologies Corp.*	247	2,453
Heidrick & Struggles International, Inc.	48	2,389
TreeHouse Foods, Inc.*	118	2,385
Ingles Markets, Inc. — Class A	34	2,365
NeoGenomics, Inc.*	303	2,339
Amphastar Pharmaceuticals, Inc.*	87	2,319
BioLife Solutions, Inc.*	89	2,270
Stoke Therapeutics, Inc.*	96	2,256
Driven Brands Holdings, Inc.*	140	2,255
Integra LifeSciences Holdings Corp.*	157	2,250
Janux Therapeutics, Inc.*	92	2,248
BrightView Holdings, Inc.*	167	2,238
Praxis Precision Medicines, Inc.*	42	2,226
Cimpress plc*	35	2,206
Arcus Biosciences, Inc.*	162	2,203
Amylyx Pharmaceuticals, Inc.*	162	2,202
Nuvation Bio, Inc.*	584	2,161
Edgewell Personal Care Co.	106	2,158
CompoSecure, Inc. — Class A*	103	2,144
Dole plc	156	2,097
Mind Medicine MindMed, Inc.*	177	2,087
NPK International, Inc.*	183	2,070
National Beverage Corp.*	56	2,068
Utz Brands, Inc.	170	2,066
Immunome, Inc.*	173	2,026
Deluxe Corp.	104	2,013
Enliven Therapeutics, Inc.*	98	2,006
Herbalife Ltd.*	237	2,000
Pennant Group, Inc.*	79	1,992
Zymeworks, Inc.*	115	1,964
Tourmaline Bio, Inc.*	41	1,961
Spyre Therapeutics, Inc.*	117	1,961
AdaptHealth Corp.*	217	1,942
Phibro Animal Health Corp. — Class A	48	1,942
MiMedx Group, Inc.*	278	1,940
EyePoint Pharmaceuticals, Inc.*	136	1,937
Xencor, Inc.*	165	1,935
Embecta Corp.	137	1,933
WaVe Life Sciences Ltd.*	263	1,925
Tandem Diabetes Care, Inc.*	157	1,906
Hertz Global Holdings, Inc.*	277	1,884
CareDx, Inc.*	128	1,861
Mercurity Fintech Holding, Inc.*	75	1,844
Axogen, Inc.*	103	1,838
Fortrea Holdings, Inc.*	213	1,793
LENZ Therapeutics, Inc.*	38	1,770
Beta Bionics, Inc.*	89	1,768
CorMedix, Inc.*	151	1,756
Anavex Life Sciences Corp.*	196	1,744
AMN Healthcare Services, Inc.*	90	1,742
Geron Corp.*	1,270	1,740
UroGen Pharma Ltd.*	87	1,736
Tootsie Roll Industries, Inc.	41	1,719
LifeStance Health Group, Inc.*	311	1,710
Matthews International Corp. — Class A	70	1,700
Green Dot Corp. — Class A*	126	1,692
Kura Oncology, Inc.*	185	1,637
Nurix Therapeutics, Inc.*	177	1,635
Trevi Therapeutics, Inc.*	178	1,629
Relay Therapeutics, Inc.*	311	1,623
Lincoln Educational Services Corp.*	69	1,621
American Public Education, Inc.*	41	1,618
Arbutus Biopharma Corp.*	355	1,612
Transcat, Inc.*	22	1,610
Akebia Therapeutics, Inc.*	586	1,600
Udemy, Inc.*	228	1,598
Quanex Building Products Corp.	111	1,578
Myriad Genetics, Inc.*	214	1,547
Castle Biosciences, Inc.*	67	1,526
Dianthus Therapeutics, Inc.*	38	1,495

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 211

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Carriage Services, Inc. — Class A	33	$1,470
Rezolute, Inc.*	156	1,466
Upstream Bio, Inc.*	76	1,430
PACS Group, Inc.*	103	1,414
AnaptysBio, Inc.*	46	1,409
Tango Therapeutics, Inc.*	167	1,403
Olema Pharmaceuticals, Inc.*	140	1,371
Helen of Troy Ltd.*	54	1,361
iRadimed Corp.	19	1,352
Orthofix Medical, Inc.*	91	1,332
ClearPoint Neuro, Inc.*	61	1,329
Ginkgo Bioworks Holdings, Inc.*	91	1,327
ImmunityBio, Inc.*	538	1,323
SunOpta, Inc.*	225	1,319
OPKO Health, Inc.*	847	1,313
Arvinas, Inc.*	154	1,312
SI-BONE, Inc.*	89	1,310
Iovance Biotherapeutics, Inc.*	601	1,304
Eton Pharmaceuticals, Inc.*	60	1,304
Theravance Biopharma, Inc.*	89	1,299
ARS Pharmaceuticals, Inc.*	129	1,296
Terns Pharmaceuticals, Inc.*	170	1,277
Taysha Gene Therapies, Inc.*	389	1,272
Performant Healthcare, Inc.*	164	1,268
Bicara Therapeutics, Inc.*	80	1,263
Kodiak Sciences, Inc.*	77	1,260
ORIC Pharmaceuticals, Inc.*	105	1,260
Kforce, Inc.	42	1,259
Monro, Inc.	70	1,258
Keros Therapeutics, Inc.*	79	1,250
Mister Car Wash, Inc.*	233	1,242
Esperion Therapeutics, Inc.*	468	1,240
Oruka Therapeutics, Inc.*	64	1,231
Vestis Corp.*	270	1,223
Rapport Therapeutics, Inc.*	41	1,218
Avanos Medical, Inc.*	105	1,214
Zimvie, Inc.*	64	1,212
Zevra Therapeutics, Inc.*	127	1,208
Natural Grocers by Vitamin Cottage, Inc.	30	1,200
Vir Biotechnology, Inc.*	209	1,193
Day One Biopharmaceuticals, Inc.*	169	1,191
Varex Imaging Corp.*	96	1,190
Mission Produce, Inc.*	99	1,190
Seneca Foods Corp. — Class A*	11	1,187
Guardian Pharmacy Services, Inc. — Class A*	45	1,180
Maze Therapeutics, Inc.*	45	1,167
Phathom Pharmaceuticals, Inc.*	99	1,165
Gossamer Bio, Inc.*	443	1,165
Rigel Pharmaceuticals, Inc.*	41	1,162
Precigen, Inc.*	352	1,158
John B Sanfilippo & Son, Inc.	18	1,157
Niagen Bioscience, Inc.*	122	1,138
Aquestive Therapeutics, Inc.*	202	1,129
Hackett Group, Inc.	59	1,122
Emergent BioSolutions, Inc.*	126	1,111
Sana Biotechnology, Inc.*	313	1,111
Fulgent Genetics, Inc.*	49	1,107
Cass Information Systems, Inc.	28	1,101
Arcturus Therapeutics Holdings, Inc.*	59	1,087
KalVista Pharmaceuticals, Inc.*	89	1,084
REGENXBIO, Inc.*	110	1,062
Ennis, Inc.	58	1,060
Cross Country Healthcare, Inc.*	73	1,037
AngioDynamics, Inc.*	91	1,017
Calavo Growers, Inc.	39	1,004
Palvella Therapeutics, Inc.*	16	1,003
ArriVent Biopharma, Inc.*	54	996
Surmodics, Inc.*	33	986
Paysafe Ltd.*	76	982
Community Health Systems, Inc.*	305	979
Aveanna Healthcare Holdings, Inc.*	108	958
Cytek Biosciences, Inc.*	276	958
Repay Holdings Corp.*	183	957
Savara, Inc.*	266	950
Septerna, Inc.*	50	941
Verastem, Inc.*	106	936
Kelly Services, Inc. — Class A	71	932
Enhabit, Inc.*	116	929
Fulcrum Therapeutics, Inc.*	100	920
Custom Truck One Source, Inc.*	141	905
Corvus Pharmaceuticals, Inc.*	122	899
Prothena Corporation plc*	91	888
Erasca, Inc.*	407	887
SIGA Technologies, Inc.	96	878
Butterfly Network, Inc.*	448	865
Sionna Therapeutics, Inc.*	29	853
Solid Biosciences, Inc.*	138	851
Owens & Minor, Inc.*	177	850
XOMA Royalty Corp.*	22	848
Zenas Biopharma, Inc.*	38	844
Mama’s Creations, Inc.*	80	841
Pacific Biosciences of California, Inc.*	648	829
ACCO Brands Corp.	205	818
4D Molecular Therapeutics, Inc.*	94	817
Monte Rosa Therapeutics, Inc.*	109	808
MeiraGTx Holdings plc*	98	807
Honest Company, Inc.*	219	806
B&G Foods, Inc.	181	802
MGP Ingredients, Inc.	33	798
Village Super Market, Inc. — Class A	21	785
Tyra Biosciences, Inc.*	56	783
Tejon Ranch Co.*	49	783
RxSight, Inc.*	87	782
Absci Corp.*	256	778
Evolus, Inc.*	125	768
Korro Bio, Inc.*	16	766
Delcath Systems, Inc.*	71	763
Personalis, Inc.*	117	763
Tactile Systems Technology, Inc.*	55	761
Strata Critical Medical, Inc.*	150	759
Prime Medicine, Inc.*	137	759

212 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Compass Therapeutics, Inc.*	215	$753
Treace Medical Concepts, Inc.*	112	752
agilon health, Inc.*	724	746
Pulse Biosciences, Inc.*	42	743
OrthoPediatrics Corp.*	40	741
Kestra Medical Technologies Ltd.*	31	737
Maravai LifeSciences Holdings, Inc. — Class A*	255	732
Bioventus, Inc. — Class A*	108	723
USANA Health Sciences, Inc.*	26	716
Ardent Health, Inc.*	54	715
Cullinan Therapeutics, Inc.*	120	712
Inhibrx Biosciences, Inc.*	21	707
Spire Global, Inc.*	64	703
MBX Biosciences, Inc.*	40	700
Distribution Solutions Group, Inc.*	23	692
Cerus Corp.*	433	689
Editas Medicine, Inc.*	198	687
Annexon, Inc.*	225	686
Altimmune, Inc.*	181	682
ADC Therapeutics S.A.*	170	680
Organogenesis Holdings, Inc.*	160	675
Bright Minds Biosciences, Inc.*	11	667
Ceribell, Inc.*	58	666
Nathan’s Famous, Inc.	6	664
Aldeyra Therapeutics, Inc.*	127	663
Jade Biosciences, Inc.	76	656
Vanda Pharmaceuticals, Inc.*	131	654
Monopar Therapeutics, Inc.*	8	653
Central Garden & Pet Co.*	20	653
ZipRecruiter, Inc. — Class A*	154	650
Capricor Therapeutics, Inc.*	90	649
Replimune Group, Inc.*	154	645
Rocket Pharmaceuticals, Inc.*	197	642
Target Hospitality Corp.*	75	636
Astria Therapeutics, Inc.*	85	619
Cadiz, Inc.*	129	609
Semler Scientific, Inc.*	20	600
SANUWAVE Health, Inc.*	16	600
Outset Medical, Inc.*	42	593
Limoneira Co.	39	579
NeuroPace, Inc.*	56	577
OraSure Technologies, Inc.*	176	565
Enanta Pharmaceuticals, Inc.*	47	563
Nano-X Imaging Ltd.*	151	559
Viemed Healthcare, Inc.*	82	557
Aura Biosciences, Inc.*	88	544
Omeros Corp.*	132	541
Abeona Therapeutics, Inc.*	102	539
Beauty Health Co.*	268	533
Nature’s Sunshine Products, Inc.*	34	528
Puma Biotechnology, Inc.*	99	526
Atea Pharmaceuticals, Inc.*	180	522
Fennec Pharmaceuticals, Inc.*	55	515
Humacyte, Inc.*	294	512
Voyager Therapeutics, Inc.*	109	509
Franklin Covey Co.*	26	505
KinderCare Learning Companies, Inc.*	74	491
Ironwood Pharmaceuticals, Inc. — Class A*	375	491
Perspective Therapeutics, Inc.*	140	480
Alector, Inc.*	162	479
Lifecore Biomedical, Inc.*	65	478
Oncology Institute, Inc.*	137	478
Information Services Group, Inc.	83	477
Benitec Biopharma, Inc.*	34	477
Candel Therapeutics, Inc.*	92	469
Quanterix Corp.*	86	467
Quantum-Si, Inc.*	331	467
Inogen, Inc.*	56	458
scPharmaceuticals, Inc.*	80	454
Heron Therapeutics, Inc.*	359	452
Alumis, Inc.*	113	451
Alico, Inc.	13	451
Allogene Therapeutics, Inc.*	356	441
Utah Medical Products, Inc.	7	441
USCB Financial Holdings, Inc.	25	436
Tonix Pharmaceuticals Holding Corp.*	18	435
Olaplex Holdings, Inc.*	329	431
DiaMedica Therapeutics, Inc.*	62	426
Quad/Graphics, Inc.	68	426
Design Therapeutics, Inc.*	56	422
Stereotaxis, Inc.*	134	417
Westrock Coffee Co.*	85	413
TrueBlue, Inc.*	67	411
Coherus Oncology, Inc.*	249	408
Tectonic Therapeutic, Inc.*	26	408
Priority Technology Holdings, Inc.*	59	405
Aclaris Therapeutics, Inc.*	212	403
Neurogene, Inc.*	23	399
Accuray, Inc.*	238	398
Electromed, Inc.*	16	393
Resources Connection, Inc.	76	384
National Research Corp. — Class A	30	383
KORU Medical Systems, Inc.*	100	383
Entrada Therapeutics, Inc.*	66	383
Foghorn Therapeutics, Inc.*	77	377
OmniAb, Inc.*	235	376
MaxCyte, Inc.*	237	375
Lexeo Therapeutics, Inc.*	56	372
Protalix BioTherapeutics, Inc.*	163	362
Sonida Senior Living, Inc.*	13	360
SELLAS Life Sciences Group, Inc.*	223	359
Eledon Pharmaceuticals, Inc.*	136	352
Alta Equipment Group, Inc.	48	348
Medifast, Inc.*	25	342
Hain Celestial Group, Inc.*	212	335
Joint Corp.*	35	334
Lifeway Foods, Inc.*	12	333
Protara Therapeutics, Inc.*	76	331
Acme United Corp.	8	330
BioAge Labs, Inc.*	56	329

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 213

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Beyond Meat, Inc.*	173	$327
MediWound Ltd.*	18	324
Fate Therapeutics, Inc.*	255	321
Larimar Therapeutics, Inc.*	99	320
RCM Technologies, Inc.*	12	319
Tvardi Therapeutics, Inc.*	8	312
CVRx, Inc.*	38	307
Cardiff Oncology, Inc.*	145	299
DocGo, Inc.*	214	291
Forrester Research, Inc.*	27	286
Anika Therapeutics, Inc.*	29	273
LENSAR, Inc.*	22	272
European Wax Center, Inc. — Class A*	68	271
SoundThinking, Inc.*	22	265
Acacia Research Corp.*	80	260
HF Foods Group, Inc.*	94	259
Nkarta, Inc.*	125	259
Lifevantage Corp.	25	243
Innovage Holding Corp.*	47	243
AirSculpt Technologies, Inc.*	30	241
Neuronetics, Inc.*	85	232
Inhibikase Therapeutics, Inc.*	141	228
BRC, Inc. — Class A*	145	226
Anteris Technologies Global Corp.*	50	225
Cartesian Therapeutics, Inc.*	22	225
Sanara Medtech, Inc.*	7	222
CPI Card Group, Inc.*	14	212
Biote Corp. — Class A*	68	204
Zevia PBC — Class A*	74	201
Journey Medical Corp.*	28	199
Waldencast plc — Class A*	99	196
Nuvectis Pharma, Inc.*	30	181
FitLife Brands, Inc.*	9	179
Aardvark Therapeutics, Inc.*	13	173
TriSalus Life Sciences, Inc.*	37	172
Emerald Holding, Inc.	33	168
Lucid Diagnostics, Inc.*	161	163
Gyre Therapeutics, Inc.*	21	157
Alpha Teknova, Inc.*	25	155
TuHURA Biosciences, Inc.*	60	149
aTyr Pharma, Inc.*	203	146
Pulmonx Corp.*	90	146
Avita Medical, Inc.*	28	143
Solesence, Inc.*	44	142
Greenwich Lifesciences, Inc.*	14	139
HireQuest, Inc.	13	125
Ispire Technology, Inc.*	44	113
Forafric Global plc*	12	104
Actuate Therapeutics, Inc.*	14	94
MarketWise, Inc.	5	83
Inmune Bio, Inc.*	39	81
Atlantic International Corp.*	25	76
Myomo, Inc.*	76	68
Nektar Therapeutics*	1	57
SBC Medical Group Holdings, Inc.*	13	56
Tevogen Bio Holdings, Inc.*	66	52
Scilex Holding Co.*	1	14
Ligand Pharmaceuticals, Inc.*,†††	42	—
Ligand Pharmaceuticals, Inc.*,†††	42	—
Total Consumer, Non-cyclical		1,400,906

Industrial - 9.1%
Bloom Energy Corp. — Class A*	499	42,200
Kratos Defense & Security Solutions, Inc.*	387	35,360
Fabrinet*	84	30,628
Sterling Infrastructure, Inc.*	69	23,438
AeroVironment, Inc.*	74	23,302
Chart Industries, Inc.*	105	21,016
SPX Technologies, Inc.*	112	20,919
Dycom Industries, Inc.*	65	18,964
Watts Water Technologies, Inc. — Class A	64	17,874
Modine Manufacturing Co.*	122	17,344
Joby Aviation, Inc.*	1,073	17,318
Primoris Services Corp.	126	17,304
JBT Marel Corp.	122	17,135
Federal Signal Corp.	140	16,658
Zurn Elkay Water Solutions Corp.	350	16,461
Fluor Corp.*	382	16,071
Advanced Energy Industries, Inc.	88	14,972
GATX Corp.	84	14,683
Sanmina Corp.*	122	14,043
Casella Waste Systems, Inc. — Class A*	146	13,852
Construction Partners, Inc. — Class A*	109	13,843
Moog, Inc. — Class A	65	13,499
TTM Technologies, Inc.*	234	13,478
Itron, Inc.*	106	13,203
UFP Industries, Inc.	140	13,089
Mirion Technologies, Inc.*	547	12,723
ESCO Technologies, Inc.	60	12,667
Badger Meter, Inc.	69	12,322
Archer Aviation, Inc. — Class A*	1,277	12,234
Frontdoor, Inc.*	173	11,641
Granite Construction, Inc.	102	11,184
Enpro, Inc.	49	11,074
Belden, Inc.	92	11,065
NuScale Power Corp.*	295	10,620
Arcosa, Inc.	113	10,589
Knife River Corp.*	134	10,301
EnerSys	89	10,053
Golar LNG Ltd.	234	9,456
Mercury Systems, Inc.*	122	9,443
Mueller Water Products, Inc. — Class A	366	9,340
CSW Industrials, Inc.	38	9,224
OSI Systems, Inc.*	37	9,222
Plexus Corp.*	63	9,116
Franklin Electric Company, Inc.	93	8,853
Atmus Filtration Technologies, Inc.	194	8,747
Novanta, Inc.*	84	8,413
Argan, Inc.	31	8,372
IES Holdings, Inc.*	21	8,351
Exponent, Inc.	119	8,268
Kadant, Inc.	27	8,035
Terex Corp.	150	7,695

214 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
AAR Corp.*	84	$7,532
AZZ, Inc.	69	7,530
Matson, Inc.	76	7,493
MYR Group, Inc.*	36	7,489
Tutor Perini Corp.*	104	6,821
Boise Cascade Co.	88	6,804
Griffon Corp.	89	6,777
Powell Industries, Inc.	22	6,706
Cactus, Inc. — Class A	161	6,355
American Superconductor Corp.*	102	6,058
Standex International Corp.	28	5,933
RXO, Inc.*	381	5,860
Materion Corp.	48	5,799
Scorpio Tankers, Inc.	102	5,717
Xometry, Inc. — Class A*	102	5,556
Trinity Industries, Inc.	192	5,384
Enerpac Tool Group Corp.	127	5,207
Atkore, Inc.	78	4,894
Hub Group, Inc. — Class A	140	4,822
O-I Glass, Inc.*	361	4,682
Knowles Corp.*	199	4,639
Alamo Group, Inc.	24	4,582
Hillenbrand, Inc.	166	4,489
Gibraltar Industries, Inc.*	70	4,396
Vishay Intertechnology, Inc.	284	4,345
International Seaways, Inc.	94	4,332
Hillman Solutions Corp.*	465	4,269
Worthington Enterprises, Inc.	74	4,106
Helios Technologies, Inc.	78	4,066
PureCycle Technologies, Inc.*	305	4,011
Masterbrand, Inc.*	298	3,925
Energizer Holdings, Inc.	155	3,858
Enovix Corp.*	386	3,848
Tecnoglass, Inc.	57	3,814
Albany International Corp. — Class A	71	3,784
ArcBest Corp.	54	3,773
Kennametal, Inc.	177	3,705
DHT Holdings, Inc.	299	3,573
DXP Enterprises, Inc.*	30	3,572
Tennant Co.	44	3,567
Werner Enterprises, Inc.	135	3,553
Greif, Inc. — Class A	59	3,526
Lindsay Corp.	25	3,514
CECO Environmental Corp.*	68	3,482
Centuri Holdings, Inc.*	163	3,451
Napco Security Technologies, Inc.	80	3,436
Bel Fuse, Inc. — Class B	24	3,385
World Kinect Corp.	130	3,374
nLight, Inc.*	113	3,348
Applied Optoelectronics, Inc.*	126	3,267
Astronics Corp.*	71	3,238
Benchmark Electronics, Inc.	84	3,238
Greenbrier Companies, Inc.	70	3,232
Janus International Group, Inc.*	318	3,139
Ducommun, Inc.*	32	3,076
TriMas Corp.	78	3,014
Teekay Tankers Ltd. — Class A	56	2,831
Proto Labs, Inc.*	56	2,802
NANO Nuclear Energy, Inc.*	72	2,776
CTS Corp.	69	2,756
Vicor Corp.*	55	2,735
Intuitive Machines, Inc.*	256	2,693
Astec Industries, Inc.	54	2,599
Dorian LPG Ltd.	87	2,593
Cadre Holdings, Inc.	67	2,446
Limbach Holdings, Inc.*	25	2,428
Worthington Steel, Inc.	77	2,340
Amprius Technologies, Inc.*	218	2,294
Gorman-Rupp Co.	49	2,274
American Woodmark Corp.*	34	2,270
Enviri Corp.*	178	2,259
Apogee Enterprises, Inc.	50	2,178
SFL Corporation Ltd.	285	2,146
Montrose Environmental Group, Inc.*	76	2,087
Thermon Group Holdings, Inc.*	78	2,084
Uniti Group, Inc.*	335	2,050
Evolv Technologies Holdings, Inc.*	271	2,046
Energy Recovery, Inc.*	125	1,927
Great Lakes Dredge & Dock Corp.*	156	1,870
FLEX LNG Ltd.	73	1,840
Red Cat Holdings, Inc.*	175	1,811
Kimball Electronics, Inc.*	57	1,702
Insteel Industries, Inc.	44	1,687
Sturm Ruger & Company, Inc.	38	1,652
Allient, Inc.	34	1,522
Nordic American Tankers Ltd.	481	1,510
Myers Industries, Inc.	87	1,474
Power Solutions International, Inc.*	15	1,473
LSI Industries, Inc.	62	1,464
Ryerson Holding Corp.	64	1,463
Marten Transport Ltd.	137	1,460
Metallus, Inc.*	86	1,422
Genco Shipping & Trading Ltd.	79	1,406
Ichor Holdings Ltd.*	80	1,402
Bowman Consulting Group Ltd.*	33	1,398
National Presto Industries, Inc.	12	1,346
Graham Corp.*	24	1,317
Ardagh Metal Packaging S.A.	327	1,305
Forward Air Corp.*	49	1,256
Costamare, Inc.	104	1,239
NWPX Infrastructure, Inc.*	23	1,217
Navigator Holdings Ltd.	77	1,193
CryoPort, Inc.*	115	1,090
Aspen Aerogels, Inc.*	155	1,079
Hyster-Yale, Inc.	28	1,032
Smith & Wesson Brands, Inc.	103	1,012
Teekay Corporation Ltd.	122	998
LSB Industries, Inc.*	126	993
Aebi Schmidt Holding AG	79	985
JELD-WEN Holding, Inc.*	199	977
Ardmore Shipping Corp.	81	961
Willis Lease Finance Corp.	7	960

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 215

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Eastman Kodak Co.*	149	$955
Voyager Technologies, Inc. — Class A*	32	953
Columbus McKinnon Corp.	66	946
Lightbridge Corp.*	44	933
Byrna Technologies, Inc.*	42	931
Standard BioTools, Inc.*	702	913
Luxfer Holdings plc	63	876
Park Aerospace Corp.	43	874
Heartland Express, Inc.	103	863
Titan America S.A.	57	852
Kopin Corp.*	349	848
Covenant Logistics Group, Inc. — Class A	38	823
Manitowoc Company, Inc.*	81	811
Mesa Laboratories, Inc.	12	804
Latham Group, Inc.*	105	799
TSS, Inc.*	43	779
Clearwater Paper Corp.*	37	768
Orion Group Holdings, Inc.*	88	732
NVE Corp.	11	718
MicroVision, Inc.*	575	713
Redwire Corp.*	79	710
Olympic Steel, Inc.	23	700
Richtech Robotics, Inc. — Class B*	161	691
Greif, Inc. — Class B	11	678
L B Foster Co. — Class A*	24	647
Ranpak Holdings Corp.*	110	618
AerSale Corp.*	75	614
Safe Bulkers, Inc.	135	599
Himalaya Shipping Ltd.	70	576
908 Devices, Inc.*	64	561
Turtle Beach Corp.*	35	557
Arq, Inc.*	74	530
Palladyne AI Corp.*	60	515
Pure Cycle Corp.*	46	509
Tredegar Corp.*	63	506
Park-Ohio Holdings Corp.	23	488
Bel Fuse, Inc. — Class A	4	465
Radiant Logistics, Inc.*	78	460
Eve Holding, Inc.*	120	457
Mayville Engineering Company, Inc.*	33	454
Perma-Fix Environmental Services, Inc.*	41	414
Core Molding Technologies, Inc.*	20	411
Karat Packaging, Inc.	16	403
Mistras Group, Inc.*	39	384
Proficient Auto Logistics, Inc.*	55	379
Universal Logistics Holdings, Inc.	16	375
Concrete Pumping Holdings, Inc.	53	374
Pangaea Logistics Solutions Ltd.	70	356
Gencor Industries, Inc.*	24	351
Sight Sciences, Inc.*	97	334
M-Tron Industries, Inc.*	6	333
KULR Technology Group, Inc.*	77	320
Eastern Co.	13	305
Outdoor Holding Co.*	206	305
Energy Services of America Corp.	28	290
Costamare Bulkers Holdings Ltd.*	20	287
Omega Flex, Inc.	8	249
Ascent Industries Co.*	19	245
Net Power, Inc.*	80	241
AirJoule Technologies Corp.*	50	234
Smith-Midland Corp.*	6	221
Pro-DEX, Inc.*	5	169
SKYX Platforms Corp.*	143	160
PAMT CORP*	14	160
NL Industries, Inc.	20	123
Southland Holdings, Inc.*	25	107
Neonode, Inc.*	25	87
Total Industrial		1,126,981

Consumer, Cyclical - 5.5%
Taylor Morrison Home Corp. — Class A*	226	14,918
FirstCash Holdings, Inc.	92	14,575
Resideo Technologies, Inc.*	321	13,861
Installed Building Products, Inc.	55	13,566
Brinker International, Inc.*	103	13,048
Group 1 Automotive, Inc.	29	12,688
Meritage Homes Corp.	165	11,951
Boot Barn Holdings, Inc.*	72	11,932
Asbury Automotive Group, Inc.*	46	11,245
Cavco Industries, Inc.*	18	10,453
Kontoor Brands, Inc.	129	10,290
Champion Homes, Inc.*	133	10,157
Urban Outfitters, Inc.*	142	10,143
Dorman Products, Inc.*	64	9,976
KB Home	154	9,801
SkyWest, Inc.*	94	9,458
Abercrombie & Fitch Co. — Class A*	110	9,411
Signet Jewelers Ltd.	93	8,921
M/I Homes, Inc.*	61	8,811
Life Time Group Holdings, Inc.*	318	8,777
Advance Auto Parts, Inc.	140	8,596
Shake Shack, Inc. — Class A*	91	8,519
Patrick Industries, Inc.	76	7,861
VSE Corp.	47	7,813
Peloton Interactive, Inc. — Class A*	865	7,785
Academy Sports & Outdoors, Inc.	154	7,703
Visteon Corp.	64	7,671
Rush Enterprises, Inc. — Class A	142	7,593
PriceSmart, Inc.	60	7,271
Polaris, Inc.	124	7,208
OPENLANE, Inc.*	249	7,166
Red Rock Resorts, Inc. — Class A	114	6,961
Tri Pointe Homes, Inc.*	201	6,828
Cinemark Holdings, Inc.	242	6,781
American Eagle Outfitters, Inc.	381	6,519
REV Group, Inc.	113	6,404
Warby Parker, Inc. — Class A*	230	6,343
Dana, Inc.	311	6,232
Cheesecake Factory, Inc.	108	5,901
UniFirst Corp.	35	5,852
Hilton Grand Vacations, Inc.*	134	5,602
Steven Madden Ltd.	163	5,457
Hanesbrands, Inc.*	824	5,430

216 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Capri Holdings Ltd.*	272	$5,418
LCI Industries	58	5,403
Green Brick Partners, Inc.*	73	5,392
National Vision Holdings, Inc.*	183	5,342
Wolverine World Wide, Inc.	189	5,186
Phinia, Inc.	90	5,173
Six Flags Entertainment Corp.*	225	5,112
Acushnet Holdings Corp.	64	5,023
Super Group SGHC Ltd.	374	4,937
HNI Corp.	105	4,919
Adient plc*	197	4,744
OneSpaWorld Holdings Ltd.	222	4,693
Goodyear Tire & Rubber Co.*	613	4,585
Brightstar Lottery plc	262	4,519
Atlanta Braves Holdings, Inc. — Class C*	108	4,492
Victoria’s Secret & Co.*	161	4,370
Sonos, Inc.*	276	4,361
Buckle, Inc.	74	4,341
Marriott Vacations Worldwide Corp.	65	4,326
Rush Street Interactive, Inc.*	208	4,260
Blue Bird Corp.*	74	4,259
Madison Square Garden Entertainment Corp.*	93	4,207
Garrett Motion, Inc.	297	4,045
Interface, Inc. — Class A	136	3,936
Kohl’s Corp.	255	3,919
Century Communities, Inc.	61	3,866
Sally Beauty Holdings, Inc.*	235	3,826
JetBlue Airways Corp.*	755	3,715
Papa John’s International, Inc.	77	3,708
Winmark Corp.	7	3,484
Steelcase, Inc. — Class A	197	3,388
La-Z-Boy, Inc.	97	3,329
United Parks & Resorts, Inc.*	64	3,309
IMAX Corp.*	101	3,308
Monarch Casino & Resort, Inc.	30	3,175
Lionsgate Studios Corp.*	450	3,105
AMC Entertainment Holdings, Inc. — Class A*	1,021	2,961
Topgolf Callaway Brands Corp.*	310	2,945
MRC Global, Inc.*	200	2,884
MillerKnoll, Inc.	159	2,821
Leggett & Platt, Inc.	312	2,770
Sonic Automotive, Inc. — Class A	35	2,663
LGI Homes, Inc.*	49	2,534
G-III Apparel Group Ltd.*	92	2,448
Gentherm, Inc.*	71	2,418
Fox Factory Holding Corp.*	99	2,405
Carter’s, Inc.	84	2,371
Cracker Barrel Old Country Store, Inc.	52	2,291
Camping World Holdings, Inc. — Class A	141	2,226
ScanSource, Inc.*	49	2,156
Winnebago Industries, Inc.	64	2,140
Allegiant Travel Co. — Class A*	34	2,066
Standard Motor Products, Inc.	50	2,041
ThredUp, Inc. — Class A*	213	2,013
Sweetgreen, Inc. — Class A*	243	1,939
Build-A-Bear Workshop, Inc. — Class A	29	1,891
Daktronics, Inc.*	90	1,883
XPEL, Inc.*	56	1,852
indie Semiconductor, Inc. — Class A*	455	1,852
Dream Finders Homes, Inc. — Class A*	71	1,840
ODP Corp.*	65	1,810
Pursuit Attractions and Hospitality, Inc.*	50	1,809
Global Business Travel Group I*	222	1,794
Microvast Holdings, Inc.*	465	1,790
Beazer Homes USA, Inc.*	68	1,669
Douglas Dynamics, Inc.	53	1,657
American Axle & Manufacturing Holdings, Inc.*	271	1,629
PC Connection, Inc.	26	1,612
Ethan Allen Interiors, Inc.	54	1,591
Sabre Corp.*	851	1,557
First Watch Restaurant Group, Inc.*	96	1,501
Cooper-Standard Holdings, Inc.*	40	1,477
BJ’s Restaurants, Inc.*	47	1,435
Malibu Boats, Inc. — Class A*	44	1,428
EVgo, Inc.*	301	1,424
Sun Country Airlines Holdings, Inc.*	120	1,417
Hovnanian Enterprises, Inc. — Class A*	11	1,413
Bloomin’ Brands, Inc.	197	1,412
Accel Entertainment, Inc.*	127	1,406
Nu Skin Enterprises, Inc. — Class A	115	1,402
Ermenegildo Zegna N.V.	144	1,361
Oxford Industries, Inc.	33	1,338
BlueLinx Holdings, Inc.*	18	1,315
Arhaus, Inc.*	120	1,276
Global Industrial Co.	34	1,247
Forestar Group, Inc.*	45	1,197
Solid Power, Inc.*	340	1,180
Savers Value Village, Inc.*	89	1,179
A-Mark Precious Metals, Inc.	45	1,164
Dave & Buster’s Entertainment, Inc.*	64	1,162
Rush Enterprises, Inc. — Class B	20	1,148
Lindblad Expeditions Holdings, Inc.*	88	1,126
MarineMax, Inc.*	44	1,115
Golden Entertainment, Inc.	46	1,085
Clean Energy Fuels Corp.*	413	1,066
Miller Industries, Inc.	26	1,051
Aeva Technologies, Inc.*	72	1,044
Potbelly Corp.*	60	1,022
Caleres, Inc.	77	1,004
Wabash National Corp.	97	957
Hudson Technologies, Inc.*	91	904
Shoe Carnival, Inc.	43	894
Kura Sushi USA, Inc. — Class A*	15	891
Dine Brands Global, Inc.	36	890
Frontier Group Holdings, Inc.*	199	879
Jack in the Box, Inc.*	44	870
Marcus Corp.	56	869
Titan International, Inc.*	114	862
Portillo’s, Inc. — Class A*	132	851

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 217

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Arko Corp.	180	$823
Titan Machinery, Inc.*	49	820
MasterCraft Boat Holdings, Inc.*	38	815
Webtoon Entertainment, Inc.*	42	815
Atlanta Braves Holdings, Inc. — Class A*	16	727
Petco Health & Wellness Company, Inc.*	184	712
Haverty Furniture Companies, Inc.	32	702
Krispy Kreme, Inc.*	181	700
Genesco, Inc.*	24	696
Movado Group, Inc.	36	683
Xperi, Inc.*	105	680
Biglari Holdings, Inc. — Class B*	2	647
Zumiez, Inc.*	33	647
Denny’s Corp.*	118	617
Strattec Security Corp.*	9	613
El Pollo Loco Holdings, Inc.*	62	601
Hyliion Holdings Corp.*	304	599
Methode Electronics, Inc.	79	596
RCI Hospitality Holdings, Inc.	19	580
Inspired Entertainment, Inc.*	59	553
Lovesac Co.*	32	542
America’s Car-Mart, Inc.*	18	526
Motorcar Parts of America, Inc.*	31	513
Rocky Brands, Inc.	17	506
Xponential Fitness, Inc. — Class A*	64	499
Johnson Outdoors, Inc. — Class A	12	485
Starz Entertainment Corp.*	30	442
Holley, Inc.*	140	440
Weyco Group, Inc.	14	421
Flexsteel Industries, Inc.	9	417
OneWater Marine, Inc. — Class A*	26	412
Tile Shop Holdings, Inc.*	68	411
Livewire Group, Inc.*	86	409
JAKKS Pacific, Inc.	21	393
Reservoir Media, Inc.*	48	391
EVI Industries, Inc.	12	379
Barnes & Noble Education, Inc.*	35	348
Sleep Number Corp.*	49	344
Citi Trends, Inc.*	11	341
Lakeland Industries, Inc.	21	311
Escalade, Inc.	24	302
Bassett Furniture Industries, Inc.	19	297
J Jill, Inc.	17	292
Superior Group of Companies, Inc.	27	290
Funko, Inc. — Class A*	82	282
Faraday Future Intelligent Electric, Inc.*	208	270
Designer Brands, Inc. — Class A	75	266
American Outdoor Brands, Inc.*	29	252
Hamilton Beach Brands Holding Co. — Class A	17	244
Clarus Corp.	69	241
Virco Mfg. Corp.	26	202
Bally’s Corp.*	17	189
Marine Products Corp.	21	186
Luminar Technologies, Inc.*	94	179
Envela Corp.*	16	125
Torrid Holdings, Inc.*	56	98
CompX International, Inc.	4	94
Traeger, Inc.*	74	90
Total Consumer, Cyclical		682,298

Technology - 5.5%
IonQ, Inc.*	643	39,545
Rambus, Inc.*	251	26,154
Rigetti Computing, Inc.*	743	22,134
CommVault Systems, Inc.*	104	19,633
D-Wave Quantum, Inc.*	719	17,766
SiTime Corp.*	50	15,066
Varonis Systems, Inc.*	257	14,770
Semtech Corp.*	203	14,504
SoundHound AI, Inc. — Class A*	852	13,700
ACI Worldwide, Inc.*	247	13,034
Maximus, Inc.	132	12,061
Qualys, Inc.*	85	11,248
Impinj, Inc.*	60	10,845
Box, Inc. — Class A*	327	10,552
Clearwater Analytics Holdings, Inc. — Class A*	574	10,344
Workiva, Inc.*	117	10,071
Silicon Laboratories, Inc.*	75	9,835
Waystar Holding Corp.*	254	9,632
SPS Commerce, Inc.*	89	9,268
Zeta Global Holdings Corp. — Class A*	433	8,604
Tenable Holdings, Inc.*	280	8,165
Ambarella, Inc.*	95	7,839
Insight Enterprises, Inc.*	65	7,372
Axcelis Technologies, Inc.*	75	7,323
Planet Labs PBC*	543	7,048
NCR Atleos Corp.*	172	6,761
FormFactor, Inc.*	183	6,665
WNS Holdings Ltd.*	87	6,635
Clear Secure, Inc. — Class A	196	6,543
BlackLine, Inc.*	121	6,425
Agilysys, Inc.*	60	6,315
Genius Sports Ltd.*	509	6,301
Synaptics, Inc.*	89	6,082
Alignment Healthcare, Inc.*	340	5,933
Blackbaud, Inc.*	90	5,788
Diodes, Inc.*	108	5,747
Quantum Computing, Inc.*	312	5,744
Freshworks, Inc. — Class A*	467	5,497
Innodata, Inc.*	71	5,472
Power Integrations, Inc.	133	5,348
Intapp, Inc.*	130	5,317
DigitalOcean Holdings, Inc.*	152	5,192
Braze, Inc. — Class A*	179	5,091
C3.ai, Inc. — Class A*	284	4,925
Kulicke & Soffa Industries, Inc.	120	4,877
ASGN, Inc.*	100	4,735
AvePoint, Inc.*	312	4,683
ACM Research, Inc. — Class A*	119	4,656
Pitney Bowes, Inc.	401	4,575
BigBear.ai Holdings, Inc.*	677	4,414

218 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Progress Software Corp.*	100	$4,393
Five9, Inc.*	178	4,308
Adeia, Inc.	255	4,284
NetScout Systems, Inc.*	164	4,236
CSG Systems International, Inc.	65	4,185
LiveRamp Holdings, Inc.*	152	4,125
NCR Voyix Corp.*	326	4,091
Veeco Instruments, Inc.*	134	4,078
Life360, Inc.*	38	4,039
AvidXchange Holdings, Inc.*	401	3,990
Alkami Technology, Inc.*	160	3,974
ACV Auctions, Inc. — Class A*	394	3,905
Vertex, Inc. — Class A*	153	3,793
PAR Technology Corp.*	94	3,721
Diebold Nixdorf, Inc.*	60	3,422
PagerDuty, Inc.*	198	3,271
Ouster, Inc.*	119	3,219
Donnelley Financial Solutions, Inc.*	62	3,189
Penguin Solutions, Inc.*	121	3,180
Pagaya Technologies Ltd. — Class A*	107	3,177
Porch Group, Inc.*	189	3,171
Sapiens International Corporation N.V.	73	3,139
Phreesia, Inc.*	133	3,128
Digi International, Inc.*	85	3,099
Photronics, Inc.*	135	3,098
MaxLinear, Inc. — Class A*	191	3,071
NextNav, Inc.*	206	2,946
Ultra Clean Holdings, Inc.*	105	2,861
Verint Systems, Inc.*	140	2,835
Rapid7, Inc.*	150	2,813
Appian Corp. — Class A*	92	2,812
Fastly, Inc. — Class A*	321	2,745
Asana, Inc. — Class A*	201	2,685
Vimeo, Inc.*	344	2,666
Schrodinger Incorporated/United States*	132	2,648
PROS Holdings, Inc.*	103	2,360
Evolent Health, Inc. — Class A*	275	2,327
V2X, Inc.*	40	2,324
Navitas Semiconductor Corp.*	314	2,267
Amplitude, Inc. — Class A*	204	2,187
Cohu, Inc.*	107	2,175
Yext, Inc.*	242	2,062
Aehr Test Systems*	67	2,017
PDF Solutions, Inc.*	75	1,937
Integral Ad Science Holding Corp.*	179	1,820
Blend Labs, Inc. — Class A*	492	1,796
I3 Verticals, Inc. — Class A*	54	1,753
Rezolve AI plc*	341	1,698
Jamf Holding Corp.*	158	1,691
GigaCloud Technology, Inc. — Class A*	58	1,647
Alpha & Omega Semiconductor Ltd.*	58	1,622
Sprout Social, Inc. — Class A*	121	1,563
Digital Turbine, Inc.*	239	1,530
MeridianLink, Inc.*	75	1,495
CEVA, Inc.*	55	1,453
Daily Journal Corp.*	3	1,395
Red Violet, Inc.	26	1,359
Consensus Cloud Solutions, Inc.*	46	1,351
OneSpan, Inc.	85	1,351
Cantaloupe, Inc.*	125	1,321
N-able, Inc.*	169	1,318
Climb Global Solutions, Inc.	9	1,214
Grid Dynamics Holdings, Inc.*	155	1,195
Domo, Inc. — Class B*	75	1,188
Cerence, Inc.*	94	1,171
SkyWater Technology, Inc.*	62	1,157
Bandwidth, Inc. — Class A*	63	1,050
Xerox Holdings Corp.	276	1,038
Mitek Systems, Inc.*	104	1,016
Conduent, Inc.*	350	980
Corsair Gaming, Inc.*	109	972
Claritev Corp.*	18	955
IBEX Holdings Ltd.*	23	932
Weave Communications, Inc.*	137	915
Vishay Precision Group, Inc.*	28	897
3D Systems Corp.*	309	896
Telos Corp.*	129	882
Ibotta, Inc. — Class A*	31	863
Nutex Health, Inc.*	8	827
PubMatic, Inc. — Class A*	98	811
Talkspace, Inc.*	289	798
Commerce.com, Inc.*	154	768
SEMrush Holdings, Inc. — Class A*	108	765
McGraw Hill, Inc.*	55	690
Cricut, Inc. — Class A	108	679
Arteris, Inc.*	66	667
8x8, Inc.*	306	649
Unisys Corp.*	156	608
Simulations Plus, Inc.*	39	588
VTEX — Class A*	134	587
Blaize Holdings, Inc.*	170	587
Rimini Street, Inc.*	114	534
Playtika Holding Corp.	131	510
Immersion Corp.	69	506
ON24, Inc.*	88	503
Asure Software, Inc.*	58	476
Vuzix Corp.*	150	470
Omada Health, Inc.*	21	464
TruBridge, Inc.*	23	464
Health Catalyst, Inc.*	159	453
ReposiTrak, Inc.	26	385
EverCommerce, Inc.*	34	378
eGain Corp.*	43	375
Aeluma, Inc.*	23	370
CS Disco, Inc.*	56	362
Digimarc Corp.*	37	362
CoreCard Corp.*	13	350
Definitive Healthcare Corp.*	83	337
Ambiq Micro, Inc.*	11	329
Viant Technology, Inc. — Class A*	37	319
Atomera, Inc.*	69	305
Rackspace Technology, Inc.*	196	276

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 219

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Kaltura, Inc.*	191	$275
Richardson Electronics Ltd.	28	274
Expensify, Inc. — Class A*	139	257
Airship AI Holdings, Inc.*	47	243
WM Technology, Inc.*	205	238
Playstudios, Inc.*	207	199
CSP, Inc.	16	185
TTEC Holdings, Inc.*	47	158
Synchronoss Technologies, Inc.*	25	152
Teads Holding Co.*	85	140
Skillsoft Corp.*	10	130
Silvaco Group, Inc.*	18	97
Golden Matrix Group, Inc.*	34	38
Zspace, Inc.*	5	5
Total Technology		679,614

Communications - 2.8%
Credo Technology Group Holding Ltd.*	344	50,090
Hims & Hers Health, Inc.*	443	25,127
EchoStar Corp. — Class A*	315	24,053
InterDigital, Inc.	60	20,714
Lumen Technologies, Inc.*	2,219	13,580
Applied Digital Corp.*	498	11,424
Q2 Holdings, Inc.*	145	10,497
Telephone & Data Systems, Inc.	230	9,025
Calix, Inc.*	138	8,469
Viasat, Inc.*	266	7,794
CommScope Holding Company, Inc.*	496	7,678
TEGNA, Inc.	377	7,664
Cargurus, Inc.*	193	7,185
Magnite, Inc.*	328	7,144
Viavi Solutions, Inc.*	519	6,586
Extreme Networks, Inc.*	310	6,402
Upwork, Inc.*	286	5,311
DigitalBridge Group, Inc.	402	4,703
Yelp, Inc. — Class A*	145	4,524
TripAdvisor, Inc.*	272	4,423
ePlus, Inc.	62	4,403
Globalstar, Inc.*	118	4,294
Cogent Communications Holdings, Inc.	106	4,065
Sphere Entertainment Co.*	65	4,038
Ziff Davis, Inc.*	97	3,696
fuboTV, Inc.*	783	3,249
A10 Networks, Inc.	167	3,031
Harmonic, Inc.*	264	2,688
Liberty Latin America Ltd. — Class C*	294	2,481
RealReal, Inc.*	223	2,370
Cable One, Inc.*	12	2,125
NETGEAR, Inc.*	65	2,105
Revolve Group, Inc.*	95	2,023
Sprinklr, Inc. — Class A*	258	1,992
IDT Corp. — Class B	38	1,988
QuinStreet, Inc.*	128	1,980
Rumble, Inc.*	248	1,795
Cars.com, Inc.*	136	1,662
ADTRAN Holdings, Inc.*	174	1,632
HealthStream, Inc.	57	1,610
Shenandoah Telecommunications Co.	119	1,597
Angi, Inc.*	95	1,545
Powerfleet Incorporated NJ*	292	1,530
Stagwell, Inc.*	271	1,526
Liquidity Services, Inc.*	55	1,509
Altice USA, Inc. — Class A*	610	1,470
EverQuote, Inc. — Class A*	64	1,464
Figs, Inc. — Class A*	208	1,391
Gogo, Inc.*	161	1,383
Groupon, Inc.*	59	1,378
Sinclair, Inc.	91	1,374
Gannett Company, Inc.*	331	1,367
BlackSky Technology, Inc.*	66	1,330
Scholastic Corp.	47	1,287
Serve Robotics, Inc.*	109	1,268
Bed Bath & Beyond, Inc.*	129	1,263
Gray Media, Inc.	206	1,191
Preformed Line Products Co.	6	1,177
Grindr, Inc.*	78	1,172
Backblaze, Inc. — Class A*	126	1,169
Shutterstock, Inc.	56	1,168
Stitch Fix, Inc. — Class A*	249	1,083
Thryv Holdings, Inc.*	87	1,049
Bumble, Inc. — Class A*	171	1,041
Nextdoor Holdings, Inc.*	496	1,037
Clearfield, Inc.*	28	963
MediaAlpha, Inc. — Class A*	78	888
Ribbon Communications, Inc.*	220	836
Spok Holdings, Inc.	48	828
Nexxen International Ltd.*	89	823
iHeartMedia, Inc. — Class A*	280	804
OptimizeRx Corp.*	37	758
Ooma, Inc.*	60	719
National CineMedia, Inc.	150	677
Boston Omaha Corp. — Class A*	51	667
AMC Networks, Inc. — Class A*	76	626
Aviat Networks, Inc.*	27	619
WideOpenWest, Inc.*	119	614
LifeMD, Inc.*	86	584
Liberty Latin America Ltd. — Class A*	68	564
Anterix, Inc.*	26	558
Satellogic, Inc. — Class A*	161	528
Getty Images Holdings, Inc.*	258	511
Frequency Electronics, Inc.*	15	509
BK Technologies Corp.*	6	507
Open Lending Corp. — Class A*	240	506
Eventbrite, Inc. — Class A*	175	441
Inseego Corp.*	29	434
CuriosityStream, Inc.	75	397
Lands’ End, Inc.*	28	395
EW Scripps Co. — Class A*	147	362
TechTarget, Inc.*	62	360
ATN International, Inc.	23	344
Entravision Communications Corp. — Class A	146	340
Advantage Solutions, Inc.*	221	338
Gambling.com Group Ltd.*	39	319

220 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Tucows, Inc. — Class A*	16	$297
AudioEye, Inc.*	19	263
Gaia, Inc.*	40	237
1-800-Flowers.com, Inc. — Class A*	51	235
Newsmax, Inc.*	18	223
Crexendo, Inc.*	34	221
BARK, Inc.*	250	208
Triller Group, Inc.*	241	200
Nerdy, Inc.*	136	171
Arena Group Holdings, Inc.*	30	164
Travelzoo*	15	147
Vivid Seats, Inc. — Class A*	7	116
Value Line, Inc.	2	78
Total Communications		348,768

Energy - 2.5%
NEXTracker, Inc. — Class A*	339	25,083
Magnolia Oil & Gas Corp. — Class A	433	10,336
CNX Resources Corp.*	318	10,214
Archrock, Inc.	388	10,208
Core Natural Resources, Inc.	121	10,101
Murphy Oil Corp.	317	9,006
Sunrun, Inc.*	492	8,507
Noble Corporation plc	296	8,371
California Resources Corp.	153	8,137
Warrior Met Coal, Inc.	122	7,764
Peabody Energy Corp.	287	7,611
Valaris Ltd.*	148	7,218
Eos Energy Enterprises, Inc.*	592	6,743
SM Energy Co.	268	6,692
Gulfport Energy Corp.*	36	6,515
Transocean Ltd.*	1,979	6,174
Tidewater, Inc.*	114	6,080
PBF Energy, Inc. — Class A	197	5,944
Plug Power, Inc.*	2,539	5,916
Kodiak Gas Services, Inc.	150	5,545
Oceaneering International, Inc.*	220	5,452
Northern Oil & Gas, Inc.	217	5,382
Helmerich & Payne, Inc.	227	5,014
Liberty Energy, Inc. — Class A	371	4,578
Delek US Holdings, Inc.	139	4,486
Kinetik Holdings, Inc. — Class A	104	4,445
Seadrill Ltd.*	147	4,441
Alpha Metallurgical Resources, Inc.*	27	4,430
Patterson-UTI Energy, Inc.	829	4,294
Par Pacific Holdings, Inc.*	118	4,180
Crescent Energy Co. — Class A	420	3,746
DNOW, Inc.*	242	3,690
Comstock Resources, Inc.*	174	3,450
Solaris Energy Infrastructure, Inc. — Class A	86	3,437
Sable Offshore Corp.*	177	3,090
Shoals Technologies Group, Inc. — Class A*	394	2,920
Array Technologies, Inc.*	356	2,901
Expro Group Holdings N.V.*	242	2,875
Talos Energy, Inc.*	282	2,704
CVR Energy, Inc.*	73	2,663
Bristow Group, Inc.*	67	2,417
Select Water Solutions, Inc. — Class A	219	2,341
Ramaco Resources, Inc. — Class A*	67	2,224
REX American Resources Corp.*	70	2,143
NextDecade Corp.*	314	2,132
Helix Energy Solutions Group, Inc.*	323	2,119
Atlas Energy Solutions, Inc.	182	2,069
Fluence Energy, Inc.*	178	1,922
Kosmos Energy Ltd.*	1,113	1,848
Diversified Energy Company plc	129	1,807
Aris Water Solutions, Inc. — Class A	72	1,776
TETRA Technologies, Inc.*	298	1,713
ASP Isotopes, Inc.*	178	1,712
Innovex International, Inc.*	91	1,687
SunCoke Energy, Inc.	199	1,624
Vitesse Energy, Inc.	69	1,603
National Energy Services Reunited Corp.*	142	1,457
Hallador Energy Co.*	73	1,429
Borr Drilling Ltd.*	522	1,404
Excelerate Energy, Inc. — Class A	54	1,360
Core Laboratories, Inc.	110	1,360
Nabors Industries Ltd.*	33	1,349
Green Plains, Inc.*	151	1,327
Vital Energy, Inc.*	70	1,182
Gevo, Inc.*	541	1,060
RPC, Inc.	210	1,000
ProPetro Holding Corp.*	188	985
VAALCO Energy, Inc.	243	977
SandRidge Energy, Inc.	85	959
BKV Corp.*	39	902
New Fortress Energy, Inc.*	395	873
Riley Exploration Permian, Inc.	31	840
Oil States International, Inc.*	137	830
Matrix Service Co.*	63	824
Forum Energy Technologies, Inc.*	26	694
Granite Ridge Resources, Inc.	127	687
Berry Corp.	181	684
Natural Gas Services Group, Inc.	24	672
Flowco Holdings, Inc. — Class A	43	639
T1 Energy, Inc.*	262	571
Ranger Energy Services, Inc. — Class A	40	562
Flotek Industries, Inc.*	33	482
Summit Midstream Corp.*	23	473
Infinity Natural Resources, Inc. — Class A*	34	446
W&T Offshore, Inc.	233	424
Kolibri Global Energy, Inc.*	70	389
DMC Global, Inc.*	45	380
NACCO Industries, Inc. — Class A	9	379
Evolution Petroleum Corp.	73	352
Montauk Renewables, Inc.*	158	318
SEACOR Marine Holdings, Inc.*	48	312
HighPeak Energy, Inc.	43	304
Complete Solaria, Inc.*	140	246
FutureFuel Corp.	59	229
Epsilon Energy Ltd.	45	227
PrimeEnergy Resources Corp.*	1	167

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 221

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
Empire Petroleum Corp.*	34	$154
Mammoth Energy Services, Inc.*	57	131
OPAL Fuels, Inc. — Class A*	50	110
ProFrac Holding Corp. — Class A*	29	107
Prairie Operating Co.*	51	101
NextNRG, Inc.*	41	75
Verde Clean Fuels, Inc.*	10	31
Total Energy		311,944

Basic Materials - 2.1%
Coeur Mining, Inc.*	1,489	27,934
Hecla Mining Co.	1,395	16,879
Commercial Metals Co.	264	15,122
Uranium Energy Corp.*	990	13,207
SSR Mining, Inc.*	474	11,575
Centrus Energy Corp. — Class A*	37	11,473
Balchem Corp.	76	11,405
Cabot Corp.	127	9,658
Sensient Technologies Corp.	99	9,291
Hawkins, Inc.	45	8,222
HB Fuller Co.	128	7,588
Energy Fuels, Inc.*	488	7,491
Perimeter Solutions, Inc.*	327	7,322
Avient Corp.	216	7,117
Novagold Resources, Inc.*	705	6,204
Chemours Co.	351	5,560
Constellium SE*	334	4,970
Ingevity Corp.*	86	4,746
Innospec, Inc.	59	4,552
Minerals Technologies, Inc.	73	4,535
Quaker Chemical Corp.	33	4,348
Century Aluminum Co.*	123	3,611
Sylvamo Corp.	81	3,582
Perpetua Resources Corp.*	175	3,540
Rogers Corp.*	44	3,540
United States Lime & Minerals, Inc.	25	3,289
Calumet, Inc.*	161	2,938
Kaiser Aluminum Corp.	38	2,932
Ivanhoe Electric Incorporated / US*	201	2,523
Stepan Co.	51	2,433
Ecovyst, Inc.*	253	2,216
MAC Copper Ltd. — Class A*	143	1,746
Compass Minerals International, Inc.*	81	1,555
Mativ Holdings, Inc.	127	1,436
Caledonia Mining Corporation plc	39	1,412
Oil-Dri Corporation of America	23	1,404
Encore Energy Corp.*	432	1,387
US Antimony Corp.*	214	1,327
Ferroglobe plc	279	1,269
Koppers Holdings, Inc.	45	1,260
AdvanSix, Inc.	62	1,202
Tronox Holdings plc — Class A	280	1,126
Rayonier Advanced Materials, Inc.*	151	1,090
Orion S.A.	130	985
Idaho Strategic Resources, Inc.*	29	980
Dakota Gold Corp.*	202	919
American Battery Technology Co.*	189	918
Magnera Corp.*	78	914
NioCorp Developments Ltd.*	120	802
Intrepid Potash, Inc.*	25	765
Contango ORE, Inc.*	20	499
Critical Metals Corp.*	76	473
Codexis, Inc.*	192	469
US Gold Corp.*	26	428
Vox Royalty Corp.	94	404
Lifezone Metals Ltd.*	65	356
Friedman Industries, Inc.	16	350
American Vanguard Corp.*	61	350
Kronos Worldwide, Inc.	51	293
Trinseo plc	80	188
Valhi, Inc.	6	95
US Goldmining, Inc.*	4	51
Total Basic Materials		256,256

Utilities - 1.7%
Oklo, Inc.*	253	28,242
Ormat Technologies, Inc.	143	13,764
TXNM Energy, Inc.	227	12,837
Southwest Gas Holdings, Inc.	151	11,829
Brookfield Infrastructure Corp. — Class A	280	11,514
New Jersey Resources Corp.	235	11,315
Portland General Electric Co.	256	11,264
ONE Gas, Inc.	139	11,251
Spire, Inc.	135	11,005
Black Hills Corp.	169	10,409
ALLETE, Inc.	137	9,097
Northwestern Energy Group, Inc.	144	8,440
Otter Tail Corp.	90	7,377
MGE Energy, Inc.	86	7,239
Avista Corp.	189	7,146
Chesapeake Utilities Corp.	53	7,139
American States Water Co.	91	6,672
California Water Service Group	140	6,425
Hawaiian Electric Industries, Inc.*	409	4,515
Northwest Natural Holding Co.	95	4,268
H2O America	75	3,652
Ameresco, Inc. — Class A*	75	2,518
Middlesex Water Co.	42	2,273
Unitil Corp.	38	1,819
Consolidated Water Company Ltd.	35	1,235
York Water Co.	34	1,034
Genie Energy Ltd. — Class B	50	748
RGC Resources, Inc.	19	427
Global Water Resources, Inc.	29	299
Total Utilities		215,753

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	66	3,034

Total Common Stocks
(Cost $4,972,562)		6,591,984

222 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

	Shares	Value
RIGHTS†† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.	881	$—
Sanofi SA	261	—
Oncternal Therapeutics, Inc.†††	7	—
Tobira Therapeutics, Inc.†††	141	—
Novartis AG†††	429	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $271)		—

EXCHANGE-TRADED FUNDS***,† - 24.8%
Vanguard Russell 2000 ETF	15,743	1,539,980
iShares Russell 2000 Index ETF	6,356	1,537,898
Total Exchange-Traded Funds
(Cost $2,799,130)		3,077,878

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
3.92% due 10/14/25[1,2]	$9,000	8,987
Total U.S. Treasury Bills
(Cost $8,987)		8,987

REPURCHASE AGREEMENTS††,3 - 21.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	1,562,009	1,562,009
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,123,968	1,123,968
Total Repurchase Agreements
(Cost $2,685,977)		2,685,977

Total Investments - 99.8%
(Cost $10,466,927)		$12,364,826
Other Assets & Liabilities, net - 0.2%		25,532
Total Net Assets - 100.0%		$12,390,358

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	501	$1,221,352	$752
Barclays Bank plc	Russell 2000 Index	Pay	4.88% (SOFR + 0.75%)	At Maturity	11/20/25	124	301,005	184
Goldman Sachs International	Russell 2000 Index	Pay	4.44% (Federal Funds Rate + 0.35%)	At Maturity	11/19/25	492	1,198,612	(8,120)
							$2,720,969	$(7,184)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 223

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
EUR — Euro
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

224 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
RUSSELL 2000® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,591,984	$—		$—	*	$6,591,984
Rights	—	—	*	—	*	—
Exchange-Traded Funds	3,077,878	—		—		3,077,878
U.S. Treasury Bills	—	8,987		—		8,987
Repurchase Agreements	—	2,685,977		—		2,685,977
Equity Index Swap Agreements**	—	936		—		936
Total Assets	$9,669,862	$2,695,900		$—		$12,365,762

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$8,120	$—	$8,120

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 225

RUSSELL 2000® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $7,780,950)	$9,678,849
Repurchase agreements, at value (cost $2,685,977)	2,685,977
Segregated cash with broker	303,237
Unrealized appreciation on OTC swap agreements	936
Receivables:
Dividends	5,737
Fund shares sold	1,665
Interest	313
Securities lending income	260
Total assets	12,676,974

Liabilities:
Overdraft due to custodian bank	241,303
Unrealized depreciation on OTC swap agreements	8,120
Payable for:
Management fees	7,556
Transfer agent fees	3,790
Swap settlement	3,427
Distribution and service fees	3,150
Fund shares redeemed	1,745
Portfolio accounting and administration fees	1,562
Securities purchased	907
Trustees’ fees*	122
Miscellaneous	14,934
Total liabilities	286,616
Net assets	$12,390,358

Net assets consist of:
Paid in capital	$14,852,805
Total distributable earnings (loss)	(2,462,447)
Net assets	$12,390,358
Class A:
Net assets	$4,818,399
Capital shares outstanding	82,189
Net asset value per share	$58.63
Maximum offering price per share (Net asset value divided by 95.25%)	$61.55
Class C:
Net assets	$979,050
Capital shares outstanding	20,123
Net asset value per share	$48.65
Class H:
Net assets	$6,592,909
Capital shares outstanding	112,708
Net asset value per share	$58.50

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $97)	$57,572
Interest	69,108
Income from securities lending, net	1,800
Total investment income	128,480

Expenses:
Management fees	44,534
Distribution and service fees:
Class A	5,576
Class C	5,440
Class H	7,910
Transfer agent fees	13,072
Portfolio accounting and administration fees	12,174
Registration fees	8,356
Professional fees	3,336
Trustees’ fees*	919
Custodian fees	844
Interest expense	366
Miscellaneous	2,544
Total expenses	105,071
Less:
Expenses reimbursed by Adviser	(2,968)
Net expenses	102,103
Net investment income	26,377

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	165,369
Swap agreements	386,012
Futures contracts	40,364
Net realized gain	591,745
Net change in unrealized appreciation (depreciation) on:
Investments	1,534,232
Swap agreements	97,543
Futures contracts	6,757
Net change in unrealized appreciation (depreciation)	1,638,532
Net realized and unrealized gain	2,230,277
Net increase in net assets resulting from operations	$2,256,654

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

226 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$26,377	$203,102
Net realized gain (loss) on investments	591,745	(1,921,918)
Net change in unrealized appreciation (depreciation) on investments	1,638,532	(546,974)
Net increase (decrease) in net assets resulting from operations	2,256,654	(2,265,790)

Distributions to shareholders:
Class A	—	(50,973)
Class C	—	(15,825)
Class H	—	(272,709)
Total distributions to shareholders	—	(339,507)

Capital share transactions:
Proceeds from sale of shares
Class A	1,483,767	3,234,650
Class C	324,229	1,330,822
Class H	7,860,179	111,915,479
Distributions reinvested
Class A	—	50,064
Class C	—	12,847
Class H	—	270,851
Cost of shares redeemed
Class A	(1,928,117)	(5,680,556)
Class C	(647,792)	(4,072,639)
Class H	(8,477,691)	(129,084,032)
Net decrease from capital share transactions	(1,385,425)	(22,022,514)
Net increase (decrease) in net assets	871,229	(24,627,811)

Net assets:
Beginning of period	11,519,129	36,146,940
End of period	$12,390,358	$11,519,129

Capital share activity:
Shares sold
Class A	29,116	61,393
Class C	7,740	30,275
Class H	141,236	2,123,445
Shares issued from reinvestment of distributions
Class A	—	879
Class C	—	270
Class H	—	4,769
Shares redeemed
Class A	(37,598)	(110,262)
Class C	(14,829)	(93,568)
Class H	(153,206)	(2,487,887)
Net decrease in shares	(27,541)	(470,686)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 227

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$48.46	$51.81	$44.08	$50.66	$61.82	$32.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.52	.40	.13	(.69)	(.77)
Net gain (loss) on investments (realized and unrealized)	10.04	(3.32)	7.42	(6.71)	(3.41)	30.35
Total from investment operations	10.17	(2.80)	7.82	(6.58)	(4.10)	29.58
Less distributions from:
Net investment income	—	(.55)	(.09)	—	—	—
Net realized gains	—	—	—	—	(7.06)	—
Total distributions	—	(.55)	(.09)	—	(7.06)	—
Net asset value, end of period	$58.63	$48.46	$51.81	$44.08	$50.66	$61.82

Total Return[c]	20.99%	(5.57%)	17.77%	(12.99%)	(7.29%)	91.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,818	$4,394	$7,184	$3,806	$5,781	$12,421
Ratios to average net assets:
Net investment income (loss)	0.51%	0.99%	0.87%	0.28%	(1.14%)	(1.53%)
Total expenses[d]	1.70%	1.68%	1.66%	1.65%	1.60%	1.67%
Net expenses[e]	1.65%	1.63%	1.63%	1.65%	1.60%	1.67%
Portfolio turnover rate	7%	22%	12%	25%	76%	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$40.36	$43.55	$37.35	$43.24	$54.24	$28.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	.12	.05	(.21)	(.98)	(.95)
Net gain (loss) on investments (realized and unrealized)	8.34	(2.76)	6.24	(5.68)	(2.96)	26.69
Total from investment operations	8.29	(2.64)	6.29	(5.89)	(3.94)	25.74
Less distributions from:
Net investment income	—	(.55)	(.09)	—	—	—
Net realized gains	—	—	—	—	(7.06)	—
Total distributions	—	(.55)	(.09)	—	(7.06)	—
Net asset value, end of period	$48.65	$40.36	$43.55	$37.35	$43.24	$54.24

Total Return[c]	20.54%	(6.26%)	16.91%	13.62%	(8.05%)	90.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$979	$1,098	$3,930	$1,535	$1,904	$3,717
Ratios to average net assets:
Net investment income (loss)	(0.25%)	0.27%	0.12%	(0.56%)	(1.89%)	(2.28%)
Total expenses[d]	2.45%	2.41%	2.42%	2.40%	2.36%	2.43%
Net expenses[e]	2.40%	2.36%	2.38%	2.40%	2.36%	2.43%
Portfolio turnover rate	7%	22%	12%	25%	76%	—

228 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$48.34	$51.68	$43.97	$50.53	$61.68	$32.17
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.58	.42	.09	(.66)	(.75)
Net gain (loss) on investments (realized and unrealized)	10.02	(3.37)	7.38	(6.65)	(3.43)	30.26
Total from investment operations	10.16	(2.79)	7.80	(6.56)	(4.09)	29.51
Less distributions from:
Net investment income	—	(.55)	(.09)	—	—	—
Net realized gains	—	—	—	—	(7.06)	—
Total distributions	—	(.55)	(.09)	—	(7.06)	—
Net asset value, end of period	$58.50	$48.34	$51.68	$43.97	$50.53	$61.68

Total Return	21.02%	(5.56%)	17.77%	(12.98%)	(7.29%)	91.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,593	$6,027	$25,033	$15,761	$18,432	$29,743
Ratios to average net assets:
Net investment income (loss)	0.52%	1.11%	0.92%	0.21%	(1.12%)	(1.52%)
Total expenses[d]	1.70%	1.67%	1.67%	1.65%	1.61%	1.67%
Net expenses[e]	1.65%	1.62%	1.63%	1.65%	1.61%	1.67%
Portfolio turnover rate	7%	22%	12%	25%	76%	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 229

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 63.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,544	$448,553
Guggenheim Strategy Fund II1	17,889	445,088
Total Mutual Funds
(Cost $868,958)		893,641

	Face Amount
U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
3.88% due 12/18/25[2,3]	$50,000	49,581
3.92% due 10/14/25[3,4]	8,000	7,989
Total U.S. Treasury Bills
(Cost $57,568)		57,570

REPURCHASE AGREEMENTS††,5 - 22.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	186,163	186,163
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	133,956	133,956
Total Repurchase Agreements
(Cost $320,119)		320,119

Total Investments - 90.4%
(Cost $1,246,645)		$1,271,330
Other Assets & Liabilities, net - 9.6%		135,608
Total Net Assets - 100.0%		$1,406,938

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	1	Dec 2025	$122,785	$(1,517)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.19% (Federal Funds Rate + 0.10%)	At Maturity	11/19/25	190	$462,639	$3,145
BNP Paribas	Russell 2000 Index	Receive	4.24% (Federal Funds Rate + 0.15%)	At Maturity	11/20/25	68	166,011	(103)
Barclays Bank plc	Russell 2000 Index	Receive	4.48% (SOFR + 0.35%)	At Maturity	11/20/25	269	656,254	(406)
							$1,284,904	$2,636

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

230 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$893,641	$—	$—	$893,641
U.S. Treasury Bills	—	57,570	—	57,570
Repurchase Agreements	—	320,119	—	320,119
Equity Index Swap Agreements**	—	3,145	—	3,145
Total Assets	$893,641	$380,834	$—	$1,274,475

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,517	$—	$—	$1,517
Equity Index Swap Agreements**	—	509	—	509
Total Liabilities	$1,517	$509	$—	$2,026

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$444,730	$—	$—	$—	$358	$445,088	17,889	$11,908
Guggenheim Ultra Short Duration Fund — Institutional Class	446,771	—	—	—	1,782	448,553	44,544	9,793
	$891,501	$—	$—	$—	$2,140	$893,641		$21,701

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 231

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $57,568)	$57,570
Investments in affiliated issuers, at value (cost $868,958)	893,641
Repurchase agreements, at value (cost $320,119)	320,119
Segregated cash with broker	140,895
Unrealized appreciation on OTC swap agreements	3,145
Receivables:
Dividends	3,475
Fund shares sold	3,119
Swap settlement	131
Interest	37
Total assets	1,422,132

Liabilities:
Overdraft due to custodian bank	10,000
Unrealized depreciation on OTC swap agreements	509
Payable for:
Licensing fees	1,100
Management fees	939
Transfer agent fees	613
Distribution and service fees	285
Variation margin on futures contracts	245
Portfolio accounting and administration fees	60
Trustees’ fees*	20
Miscellaneous	1,423
Total liabilities	15,194
Net assets	$1,406,938

Net assets consist of:
Paid in capital	$45,316,399
Total distributable earnings (loss)	(43,909,461)
Net assets	$1,406,938
Class A:
Net assets	$91,418
Capital shares outstanding	731
Net asset value per share	$125.12
Maximum offering price per share (Net asset value divided by 95.25%)	$131.36
Class C:
Net assets	$123
Capital shares outstanding	1
Net asset value per share	$104.10
Class H:
Net assets	$1,315,397
Capital shares outstanding	10,437
Net asset value per share	$126.03

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$21,701
Interest	50,395
Total investment income	72,096

Expenses:
Management fees	12,762
Distribution and service fees:
Class A	128
Class C	33
Class H	3,409
Transfer agent fees	3,242
Portfolio accounting and administration fees	2,163
Registration fees	1,736
Professional fees	652
Custodian fees	196
Trustees’ fees*	148
Miscellaneous	1,331
Total expenses	25,800
Less:
Expenses reimbursed by Adviser	(1,418)
Expenses waived by Adviser	(561)
Total waived/reimbursed expenses	(1,979)
Net expenses	23,821
Net investment income	48,275

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	15
Swap agreements	(1,195,495)
Futures contracts	(149,397)
Net realized loss	(1,344,877)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1
Investments in affiliated issuers	2,140
Swap agreements	(46,071)
Futures contracts	(1,517)
Net change in unrealized appreciation (depreciation)	(45,447)
Net realized and unrealized loss	(1,390,324)
Net decrease in net assets resulting from operations	$(1,342,049)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

232 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$48,275	$77,069
Net realized loss on investments	(1,344,877)	(115,973)
Net change in unrealized appreciation (depreciation) on investments	(45,447)	116,621
Net increase (decrease) in net assets resulting from operations	(1,342,049)	77,717

Distributions to shareholders:
Class A	—	(11,413)
Class C	—	(9)
Class H	—	(100,434)
Total distributions to shareholders	—	(111,856)

Capital share transactions:
Proceeds from sale of shares
Class A	295,489	853,356
Class C	114,898	15,944
Class H	50,463,613	6,992,607
Distributions reinvested
Class A	—	11,413
Class C	—	9
Class H	—	100,434
Cost of shares redeemed
Class A	(389,345)	(1,023,942)
Class C	(122,725)	(8,117)
Class H	(49,725,697)	(7,009,781)
Net increase (decrease) from capital share transactions	636,233	(68,077)
Net decrease in net assets	(705,816)	(102,216)

Net assets:
Beginning of period	2,112,754	2,214,970
End of period	$1,406,938	$2,112,754

Capital share activity:
Shares sold
Class A	2,004	5,826	*
Class C	938	136	*
Class H	312,091	47,580	*
Shares issued from reinvestment of distributions
Class A	—	89	*
Class C	—	—	*
Class H	—	778	*
Shares redeemed
Class A	(2,549)	(7,115	)*
Class C	(1,013)	(61*	)
Class H	(314,171)	(48,294	)*
Net decrease in shares	(2,700)	(1,061	)*

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 233

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$151.85	$147.82	$180.41	$165.40	$165.85	$361.82
Income (loss) from investment operations:
Net investment income (loss)[b]	2.68	5.38	6.48	2.01	(1.92)	(1.35)
Net gain (loss) on investments (realized and unrealized)	(29.41)	6.76	(26.20)	13.00 [f]	1.47	(194.47)
Total from investment operations	(26.73)	12.14	(19.72)	15.01	(.45)	(195.82)
Less distributions from:
Net investment income	—	(8.11)	(12.87)	—	—	(.15)
Total distributions	—	(8.11)	(12.87)	—	—	(.15)
Net asset value, end of period	$125.12	$151.85	$147.82	$180.41	$165.40	$165.85
Total Return[c]	(17.60%)	9.22%	(11.70%)	9.07%	(0.27%)	(54.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91	$194	$366	$501	$443	$320
Ratios to average net assets:
Net investment income (loss)	3.76%	3.65%	3.73%	1.13%	(1.17%)	(1.38%)
Total expenses[d]	1.80%	1.77%	1.75%	1.80%	1.71%	1.80%
Net expenses[e]	1.64%	1.62%	1.62%	1.75%	1.66%	1.78%
Portfolio turnover rate	—	—	—	—	—	14%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$126.46	$125.28	$156.00	$144.15	$145.52	$320.19
Income (loss) from investment operations:
Net investment income (loss)[b]	2.26	2.51	4.50	.90	(2.67)	(1.83)
Net gain (loss) on investments (realized and unrealized)	(24.62)	6.78	(22.35)	10.95 [f]	1.30	(172.69)
Total from investment operations	(22.36)	9.29	(17.85)	11.85	(1.37)	(174.52)
Less distributions from:
Net investment income	—	(8.11)	(12.87)	—	—	(.15)
Total distributions	—	(8.11)	(12.87)	—	—	(.15)
Net asset value, end of period	$104.10	$126.46	$125.28	$156.00	$144.15	$145.52
Total Return[c]	(17.68%)	8.57%	(12.35%)	8.18%	(0.91%)	(54.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$0 [h]	$10	$0 [h]	$55	$28	$26
Ratios to average net assets:
Net investment income (loss)	3.63%	2.15%	2.92%	0.58%	(1.88%)	(2.15%)
Total expenses[d]	2.60%	2.56%	2.49%	2.55%	2.46%	2.57%
Net expenses[e]	2.45%	2.39%	2.38%	2.49%	2.40%	2.54%
Portfolio turnover rate	—	—	—	—	—	14%

234 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$152.55	$148.46	$181.13	$166.06	$166.52	$363.26
Income (loss) from investment operations:
Net investment income (loss)b	2.53	5.28	6.48	1.92	(1.92)	(1.32)
Net gain (loss) on investments (realized and unrealized)	(29.05)	6.92	(26.28)	13.15 [f]	1.46	(195.27)
Total from investment operations	(26.52)	12.20	(19.80)	15.07	(.46)	(196.59)
Less distributions from:
Net investment income	—	(8.11)	(12.87)	—	—	(.15)
Total distributions	—	(8.11)	(12.87)	—	—	(.15)
Net asset value, end of period	$126.03	$152.55	$148.46	$181.13	$166.06	$166.52
Total Return	(17.38%)	9.22%	(11.70%)	9.09%	(0.29%)	(54.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,315	$1,909	$1,849	$5,454	$5,396	$5,087
Ratios to average net assets:
Net investment income (loss)	3.39%	3.60%	3.69%	1.06%	(1.17%)	(1.42%)
Total expenses[d]	1.82%	1.78%	1.74%	1.78%	1.71%	1.81%
Net expenses[e]	1.68%	1.62%	1.62%	1.72%	1.66%	1.79%
Portfolio turnover rate	—	—	—	—	—	14%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025.
[h]	Less than $1,000 in Net Assets.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 235

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
NOVA FUND

	Shares	Value
COMMON STOCKS† - 77.5%

Technology - 25.6%
NVIDIA Corp.	87,054	$16,242,535
Microsoft Corp.	26,520	13,736,034
Apple, Inc.	52,948	13,482,149
Broadcom, Inc.	16,781	5,536,220
Oracle Corp.	5,913	1,662,972
Palantir Technologies, Inc. — Class A*	8,114	1,480,156
International Business Machines Corp.	3,323	937,618
Advanced Micro Devices, Inc.*	5,790	936,764
Salesforce, Inc.	3,411	808,407
ServiceNow, Inc.*	742	682,848
Intuit, Inc.	995	679,495
Micron Technology, Inc.	3,993	668,109
QUALCOMM, Inc.	3,848	640,153
Lam Research Corp.	4,515	604,558
Texas Instruments, Inc.	3,244	596,020
Applied Materials, Inc.	2,863	586,171
Accenture plc — Class A	2,222	547,945
Adobe, Inc.*	1,513	533,711
Intel Corp.*	15,616	523,917
KLA Corp.	471	508,021
Crowdstrike Holdings, Inc. — Class A*	889	435,948
Analog Devices, Inc.	1,771	435,135
Cadence Design Systems, Inc.*	972	341,425
Synopsys, Inc.*	660	325,637
Fiserv, Inc.*	1,939	249,995
Autodesk, Inc.*	764	242,700
NXP Semiconductor N.V.	899	204,729
Fortinet, Inc.*	2,324	195,402
Roper Technologies, Inc.	384	191,497
Workday, Inc. — Class A*	771	185,603
Seagate Technology Holdings plc	759	179,169
Datadog, Inc. — Class A*	1,153	164,187
Electronic Arts, Inc.	803	161,965
Take-Two Interactive Software, Inc.*	619	159,925
Monolithic Power Systems, Inc.	171	157,429
MSCI, Inc. — Class A	276	156,605
Dell Technologies, Inc. — Class C	1,082	153,395
Western Digital Corp.	1,238	148,634
Paychex, Inc.	1,157	146,661
Fair Isaac Corp.*	86	128,702
Microchip Technology, Inc.	1,925	123,624
Fidelity National Information Services, Inc.	1,864	122,912
Cognizant Technology Solutions Corp. — Class A	1,743	116,903
Hewlett Packard Enterprise Co.	4,682	114,990
Broadridge Financial Solutions, Inc.	418	99,555
HP, Inc.	3,351	91,248
PTC, Inc.*	427	86,690
Leidos Holdings, Inc.	458	86,544
Super Micro Computer, Inc.*	1,789	85,765
NetApp, Inc.	714	84,580
Tyler Technologies, Inc.*	154	80,567
Teradyne, Inc.	568	78,180
ON Semiconductor Corp.*	1,459	71,943
Gartner, Inc.*	270	70,975
Zebra Technologies Corp. — Class A*	181	53,786
Skyworks Solutions, Inc.	530	40,799
Dayforce, Inc.*	570	39,267
Akamai Technologies, Inc.*	512	38,789
Jack Henry & Associates, Inc.	260	38,722
Paycom Software, Inc.	179	37,257
EPAM Systems, Inc.*	199	30,007
Total Technology		67,351,649

Communications - 12.9%
Amazon.com, Inc.*	34,626	7,602,831
Meta Platforms, Inc. — Class A	7,738	5,682,632
Alphabet, Inc. — Class A	20,754	5,045,297
Alphabet, Inc. — Class C	16,661	4,057,787
Netflix, Inc.*	1,516	1,817,563
Cisco Systems, Inc.	14,128	966,638
Walt Disney Co.	6,415	734,517
Uber Technologies, Inc.*	7,440	728,897
AT&T, Inc.	25,511	720,431
AppLovin Corp. — Class A*	966	694,110
Verizon Communications, Inc.	15,043	661,140
Booking Holdings, Inc.	116	626,315
Arista Networks, Inc.*	3,677	535,776
Palo Alto Networks, Inc.*	2,383	485,226
T-Mobile US, Inc.	1,727	413,409
Comcast Corp. — Class A	13,139	412,827
Robinhood Markets, Inc. — Class A*	2,761	395,320
DoorDash, Inc. — Class A*	1,321	359,299
Motorola Solutions, Inc.	594	271,630
Corning, Inc.	2,781	228,125
Airbnb, Inc. — Class A*	1,531	185,894
Warner Bros Discovery, Inc.*	8,833	172,508
eBay, Inc.	1,630	148,248
Charter Communications, Inc. — Class A*	331	91,060
Expedia Group, Inc.	422	90,203
VeriSign, Inc.	300	83,871
Trade Desk, Inc. — Class A*	1,590	77,926
CDW Corp.	468	74,543
GoDaddy, Inc. — Class A*	494	67,594
F5, Inc.*	205	66,254
Gen Digital, Inc.	2,000	56,780
Omnicom Group, Inc.	691	56,337
Fox Corp. — Class A	749	47,232
News Corp. — Class A	1,343	41,244
FactSet Research Systems, Inc.	135	38,676
Interpublic Group of Companies, Inc.	1,307	36,478
Fox Corp. — Class B	530	30,364
Match Group, Inc.	858	30,305
Paramount Skydance Corp. — Class B	1,102	20,850
News Corp. — Class B	444	15,340
Total Communications		33,871,477

Financial - 11.1%
Berkshire Hathaway, Inc. — Class B*	6,542	3,288,925
JPMorgan Chase & Co.	9,811	3,094,684
Visa, Inc. — Class A	6,061	2,069,104

236 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
NOVA FUND

	Shares	Value
Mastercard, Inc. — Class A	2,945	$1,675,146
Bank of America Corp.	24,312	1,254,256
Wells Fargo & Co.	11,429	957,979
Goldman Sachs Group, Inc.	1,080	860,058
Morgan Stanley	4,329	688,138
Citigroup, Inc.	6,568	666,652
American Express Co.	1,937	643,394
Blackrock, Inc.	514	599,257
Charles Schwab Corp.	6,088	581,221
Progressive Corp.	2,091	516,372
Capital One Financial Corp.	2,282	485,108
Blackstone, Inc. — Class A	2,630	449,335
Welltower, Inc. REIT	2,386	425,042
Prologis, Inc. REIT	3,311	379,176
Chubb Ltd.	1,323	373,417
Marsh & McLennan Companies, Inc.	1,754	353,484
CME Group, Inc. — Class A	1,286	347,464
Intercontinental Exchange, Inc.	2,042	344,036
American Tower Corp. — Class A REIT	1,671	321,367
KKR & Company, Inc. — Class A	2,448	318,118
Arthur J Gallagher & Co.	915	283,412
PNC Financial Services Group, Inc.	1,405	282,307
Aon plc — Class A	769	274,210
Bank of New York Mellon Corp.	2,516	274,143
Equinix, Inc. REIT	349	273,351
Coinbase Global, Inc. — Class A*	807	272,355
U.S. Bancorp	5,552	268,328
Travelers Companies, Inc.	803	224,214
Apollo Global Management, Inc.	1,642	218,829
Simon Property Group, Inc. REIT	1,165	218,635
Truist Financial Corp.	4,600	210,312
Allstate Corp.	940	201,771
Realty Income Corp. REIT	3,262	198,297
Digital Realty Trust, Inc. REIT	1,144	197,775
Aflac, Inc.	1,717	191,789
Ameriprise Financial, Inc.	336	165,060
CBRE Group, Inc. — Class A*	1,046	164,808
MetLife, Inc.	1,993	164,163
Public Storage REIT	563	162,622
American International Group, Inc.	1,977	155,274
Crown Castle, Inc. REIT	1,554	149,945
Nasdaq, Inc.	1,617	143,024
Hartford Insurance Group, Inc.	1,003	133,790
Prudential Financial, Inc.	1,256	130,297
CoStar Group, Inc.*	1,511	127,483
VICI Properties, Inc. REIT	3,805	124,081
Arch Capital Group Ltd.	1,326	120,308
Willis Towers Watson plc	348	120,217
State Street Corp.	1,012	117,402
Ventas, Inc. REIT	1,621	113,454
M&T Bank Corp.	558	110,272
Interactive Brokers Group, Inc. — Class A	1,589	109,339
Raymond James Financial, Inc.	633	109,256
Iron Mountain, Inc. REIT	1,054	107,445
Extra Space Storage, Inc. REIT	757	106,691
Fifth Third Bancorp	2,361	105,183
Brown & Brown, Inc.	1,045	98,010
AvalonBay Communities, Inc. REIT	507	97,937
Synchrony Financial	1,327	94,283
Northern Trust Corp.	682	91,797
Cboe Global Markets, Inc.	373	91,478
Huntington Bancshares, Inc.	5,230	90,322
Cincinnati Financial Corp.	558	88,220
Regions Financial Corp.	3,184	83,962
W R Berkley Corp.	1,069	81,907
Citizens Financial Group, Inc.	1,539	81,813
T. Rowe Price Group, Inc.	784	80,470
Equity Residential REIT	1,240	80,265
SBA Communications Corp. REIT	383	74,053
Weyerhaeuser Co. REIT	2,574	63,809
KeyCorp	3,325	62,144
Essex Property Trust, Inc. REIT	230	61,562
Loews Corp.	607	60,937
Principal Financial Group, Inc.	723	59,944
Invitation Homes, Inc. REIT	2,012	59,012
Mid-America Apartment Communities, Inc. REIT	418	58,407
Kimco Realty Corp. REIT	2,416	52,790
Everest Group Ltd.	150	52,534
Healthpeak Properties, Inc. REIT	2,479	47,473
Alexandria Real Estate Equities, Inc. REIT	555	46,254
Regency Centers Corp. REIT	583	42,501
Globe Life, Inc.	289	41,318
Camden Property Trust REIT	381	40,683
UDR, Inc. REIT	1,076	40,092
BXP, Inc. REIT	525	39,028
Assurant, Inc.	180	38,988
Host Hotels & Resorts, Inc. REIT	2,281	38,823
Invesco Ltd.	1,591	36,498
Erie Indemnity Co. — Class A	91	28,953
Federal Realty Investment Trust REIT	280	28,367
Franklin Resources, Inc.	1,093	25,281
Total Financial		29,181,490

Consumer, Non-cyclical - 10.5%
Eli Lilly & Co.	2,836	2,163,868
Johnson & Johnson	8,592	1,593,128
AbbVie, Inc.	6,303	1,459,396
Procter & Gamble Co.	8,357	1,284,053
UnitedHealth Group, Inc.	3,231	1,115,664
Coca-Cola Co.	13,819	916,476
Philip Morris International, Inc.	5,554	900,859
Abbott Laboratories	6,210	831,767
Merck & Company, Inc.	8,912	747,984
PepsiCo, Inc.	4,885	686,050
Thermo Fisher Scientific, Inc.	1,347	653,322
Intuitive Surgical, Inc.*	1,279	572,007
S&P Global, Inc.	1,115	542,682
Amgen, Inc.	1,921	542,106
Pfizer, Inc.	20,285	516,862
Boston Scientific Corp.*	5,287	516,170
Gilead Sciences, Inc.	4,427	491,397
Stryker Corp.	1,228	453,955

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 237

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
NOVA FUND

	Shares	Value
Danaher Corp.	2,274	$450,843
Medtronic plc	4,571	435,342
Automatic Data Processing, Inc.	1,445	424,108
Altria Group, Inc.	5,994	395,964
Vertex Pharmaceuticals, Inc.*	915	358,351
McKesson Corp.	444	343,008
CVS Health Corp.	4,525	341,140
Bristol-Myers Squibb Co.	7,262	327,516
Mondelez International, Inc. — Class A	4,617	288,424
Cigna Group	952	274,414
Moody’s Corp.	550	262,064
Elevance Health, Inc.	803	259,465
Cintas Corp.	1,222	250,828
HCA Healthcare, Inc.	584	248,901
Zoetis, Inc.	1,581	231,332
Colgate-Palmolive Co.	2,884	230,547
PayPal Holdings, Inc.*	3,409	228,608
Quanta Services, Inc.	532	220,471
United Rentals, Inc.	230	219,572
Cencora, Inc. — Class A	692	216,271
Regeneron Pharmaceuticals, Inc.	363	204,104
Becton Dickinson & Co.	1,023	191,475
IDEXX Laboratories, Inc.*	285	182,084
Monster Beverage Corp.*	2,543	171,169
Corteva, Inc.	2,423	163,867
Edwards Lifesciences Corp.*	2,095	162,928
Kimberly-Clark Corp.	1,184	147,219
Kroger Co.	2,170	146,280
ResMed, Inc.	522	142,887
Block, Inc. — Class A*	1,961	141,721
Sysco Corp.	1,704	140,307
Cardinal Health, Inc.	852	133,730
Agilent Technologies, Inc.	1,013	130,019
Verisk Analytics, Inc. — Class A	498	125,252
Keurig Dr Pepper, Inc.	4,847	123,647
GE HealthCare Technologies, Inc.	1,629	122,338
IQVIA Holdings, Inc.*	607	115,294
Equifax, Inc.	442	113,386
Humana, Inc.	429	111,613
Kenvue, Inc.	6,847	111,127
Archer-Daniels-Midland Co.	1,714	102,394
Hershey Co.	528	98,762
General Mills, Inc.	1,908	96,201
Dexcom, Inc.*	1,399	94,139
STERIS plc	351	86,851
Labcorp Holdings, Inc.	296	84,970
Kraft Heinz Co.	3,040	79,162
Kellanova	959	78,657
Insulet Corp.*	251	77,491
Church & Dwight Company, Inc.	869	76,150
Quest Diagnostics, Inc.	399	76,041
Estee Lauder Companies, Inc. — Class A	836	73,668
Biogen, Inc.*	523	73,262
Corpay, Inc.*	252	72,591
Global Payments, Inc.	866	71,947
Zimmer Biomet Holdings, Inc.	707	69,639
Constellation Brands, Inc. — Class A	509	68,547
West Pharmaceutical Services, Inc.	257	67,419
Waters Corp.*	212	63,560
McCormick & Company, Inc.	903	60,420
Centene Corp.*	1,665	59,407
Rollins, Inc.	1,003	58,916
Tyson Foods, Inc. — Class A	1,020	55,386
Clorox Co.	436	53,759
Hologic, Inc.*	794	53,587
Incyte Corp.*	585	49,614
Cooper Companies, Inc.*	712	48,815
Avery Dennison Corp.	278	45,083
Baxter International, Inc.	1,832	41,715
J M Smucker Co.	381	41,377
Viatris, Inc.	4,160	41,184
Universal Health Services, Inc. — Class B	201	41,093
Bunge Global S.A.	500	40,625
Solventum Corp.*	526	38,398
Molina Healthcare, Inc.*	193	36,933
Revvity, Inc.	414	36,287
Moderna, Inc.*	1,235	31,900
Conagra Brands, Inc.	1,709	31,292
Bio-Techne Corp.	559	31,097
Align Technology, Inc.*	241	30,178
Lamb Weston Holdings, Inc.	497	28,866
Charles River Laboratories International, Inc.*	176	27,537
Molson Coors Beverage Co. — Class B	604	27,331
Hormel Foods Corp.	1,040	25,729
Henry Schein, Inc.*	368	24,424
The Campbell’s Co.	702	22,169
DaVita, Inc.*	128	17,007
Brown-Forman Corp. — Class B	628	17,006
Total Consumer, Non-cyclical		27,503,948

Consumer, Cyclical - 6.5%
Tesla, Inc.*	10,012	4,452,537
Walmart, Inc.	15,660	1,613,920
Costco Wholesale Corp.	1,582	1,464,347
Home Depot, Inc.	3,550	1,438,424
McDonald’s Corp.	2,546	773,704
TJX Companies, Inc.	3,980	575,269
Lowe’s Companies, Inc.	2,000	502,620
Starbucks Corp.	4,056	343,138
O’Reilly Automotive, Inc.*	3,027	326,341
NIKE, Inc. — Class B	4,239	295,586
Royal Caribbean Cruises Ltd.	901	291,546
AutoZone, Inc.*	60	257,414
Hilton Worldwide Holdings, Inc.	839	217,670
Marriott International, Inc. — Class A	804	209,394
Cummins, Inc.	492	207,806
General Motors Co.	3,397	207,115
Fastenal Co.	4,095	200,819
Chipotle Mexican Grill, Inc. — Class A*	4,784	187,485
PACCAR, Inc.	1,873	184,153
Ross Stores, Inc.	1,167	177,839
DR Horton, Inc.	989	167,606

238 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
NOVA FUND

	Shares	Value
Ford Motor Co.	13,947	$166,806
Yum! Brands, Inc.	990	150,480
WW Grainger, Inc.	157	149,614
Target Corp.	1,621	145,404
Copart, Inc.*	3,174	142,735
Delta Air Lines, Inc.	2,314	131,319
Carnival Corp.*	3,874	111,997
United Airlines Holdings, Inc.*	1,155	111,458
Tractor Supply Co.	1,891	107,541
Lennar Corp. — Class A	812	102,344
PulteGroup, Inc.	704	93,019
Live Nation Entertainment, Inc.*	563	91,994
Ulta Beauty, Inc.*	160	87,480
Williams-Sonoma, Inc.	439	85,802
Tapestry, Inc.	743	84,123
Dollar General Corp.	785	81,130
NVR, Inc.*	10	80,347
Darden Restaurants, Inc.	418	79,570
Lululemon Athletica, Inc.*	389	69,215
Genuine Parts Co.	496	68,746
Aptiv plc*	777	66,993
Dollar Tree, Inc.*	692	65,304
Southwest Airlines Co.	1,874	59,799
Las Vegas Sands Corp.	1,102	59,277
Deckers Outdoor Corp.*	529	53,625
Best Buy Company, Inc.	701	53,010
TKO Group Holdings, Inc.	246	49,682
Domino’s Pizza, Inc.	111	47,920
Ralph Lauren Corp. — Class A	138	43,271
Norwegian Cruise Line Holdings Ltd.*	1,612	39,704
Wynn Resorts Ltd.	301	38,609
Pool Corp.	117	36,278
Hasbro, Inc.	475	36,029
LKQ Corp.	918	28,036
MGM Resorts International*	728	25,232
CarMax, Inc.*	535	24,005
Total Consumer, Cyclical		16,962,631

Industrial - 5.7%
General Electric Co.	3,783	1,138,002
RTX Corp.	4,776	799,168
Caterpillar, Inc.	1,671	797,318
GE Vernova, Inc.	971	597,068
Boeing Co.*	2,698	582,309
Amphenol Corp. — Class A	4,356	539,055
Eaton Corporation plc	1,389	519,833
Union Pacific Corp.	2,116	500,159
Honeywell International, Inc.	2,265	476,782
Deere & Co.	899	411,077
Lockheed Martin Corp.	733	365,921
Parker-Hannifin Corp.	456	345,716
Trane Technologies plc	794	335,036
General Dynamics Corp.	901	307,241
3M Co.	1,900	294,842
Northrop Grumman Corp.	480	292,474
Waste Management, Inc.	1,322	291,937
Howmet Aerospace, Inc.	1,438	282,179
TransDigm Group, Inc.	201	264,922
Emerson Electric Co.	2,008	263,409
Johnson Controls International plc	2,335	256,733
Illinois Tool Works, Inc.	946	246,679
Norfolk Southern Corp.	800	240,328
CSX Corp.	6,651	236,177
TE Connectivity plc	1,054	231,385
United Parcel Service, Inc. — Class B	2,626	219,350
L3Harris Technologies, Inc.	668	204,014
Axon Enterprise, Inc.*	280	200,939
FedEx Corp.	774	182,517
Carrier Global Corp.	2,854	170,384
Republic Services, Inc. — Class A	724	166,143
AMETEK, Inc.	824	154,912
Vulcan Materials Co.	471	144,889
Garmin Ltd.	584	143,792
Rockwell Automation, Inc.	401	140,161
Martin Marietta Materials, Inc.	215	135,510
Xylem, Inc.	868	128,030
Otis Worldwide Corp.	1,400	128,002
Westinghouse Air Brake Technologies Corp.	610	122,287
Keysight Technologies, Inc.*	614	107,401
Ingersoll Rand, Inc.	1,290	106,580
EMCOR Group, Inc.	160	103,927
Teledyne Technologies, Inc.*	167	97,869
Veralto Corp.	885	94,350
Old Dominion Freight Line, Inc.	660	92,915
Mettler-Toledo International, Inc.*	73	89,616
Jabil, Inc.	383	83,176
Hubbell, Inc.	190	81,759
Dover Corp.	489	81,580
Smurfit WestRock plc	1,863	79,308
Packaging Corporation of America	319	69,520
Trimble, Inc.*	849	69,321
Amcor plc	8,225	67,280
Pentair plc	585	64,795
Snap-on, Inc.	186	64,455
Jacobs Solutions, Inc.	426	63,840
Lennox International, Inc.	114	60,347
Expeditors International of Washington, Inc.	484	59,334
Fortive Corp.	1,207	59,131
CH Robinson Worldwide, Inc.	421	55,740
Allegion plc	306	54,269
Textron, Inc.	636	53,736
Masco Corp.	747	52,581
Ball Corp.	971	48,958
Builders FirstSource, Inc.*	394	47,773
IDEX Corp.	269	43,782
Nordson Corp.	192	43,574
Stanley Black & Decker, Inc.	552	41,030
Huntington Ingalls Industries, Inc.	140	40,307
J.B. Hunt Transport Services, Inc.	273	36,628
Generac Holdings, Inc.*	209	34,987
A O Smith Corp.	408	29,951
Mohawk Industries, Inc.*	186	23,979
Total Industrial		15,060,479

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 239

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
NOVA FUND

	Shares	Value
Energy - 2.3%
Exxon Mobil Corp.	15,210	$1,714,927
Chevron Corp.	6,866	1,066,221
ConocoPhillips	4,456	421,493
Williams Companies, Inc.	4,357	276,016
EOG Resources, Inc.	1,948	218,410
Marathon Petroleum Corp.	1,085	209,123
Kinder Morgan, Inc.	6,977	197,519
Phillips 66	1,442	196,141
Valero Energy Corp.	1,108	188,648
Schlumberger N.V.	5,323	182,952
Baker Hughes Co.	3,517	171,348
ONEOK, Inc.	2,247	163,963
Targa Resources Corp.	768	128,671
Equities Corp.	2,227	121,216
Occidental Petroleum Corp.	2,564	121,149
Diamondback Energy, Inc.	671	96,020
Expand Energy Corp.	850	90,304
First Solar, Inc.*	383	84,463
Devon Energy Corp.	2,265	79,411
Halliburton Co.	3,042	74,833
Texas Pacific Land Corp.	69	64,421
Coterra Energy, Inc. — Class A	2,723	64,399
APA Corp.	1,277	31,006
Total Energy		5,962,654

Utilities - 1.8%
NextEra Energy, Inc.	7,347	554,625
Southern Co.	3,925	371,972
Constellation Energy Corp.	1,115	366,913
Duke Energy Corp.	2,774	343,283
Vistra Corp.	1,136	222,565
American Electric Power Company, Inc.	1,908	214,650
Sempra	2,328	209,473
Dominion Energy, Inc.	3,045	186,263
Xcel Energy, Inc.	2,110	170,172
Exelon Corp.	3,603	162,171
Public Service Enterprise Group, Inc.	1,781	148,642
Entergy Corp.	1,593	148,452
WEC Energy Group, Inc.	1,148	131,549
Consolidated Edison, Inc.	1,287	129,369
PG&E Corp.	7,841	118,242
NRG Energy, Inc.	690	111,746
DTE Energy Co.	741	104,800
Ameren Corp.	965	100,727
PPL Corp.	2,638	98,028
Atmos Energy Corp.	573	97,840
American Water Works Company, Inc.	696	96,876
Eversource Energy	1,324	94,189
CenterPoint Energy, Inc.	2,329	90,365
FirstEnergy Corp.	1,854	84,950
CMS Energy Corp.	1,068	78,242
Edison International	1,373	75,900
NiSource, Inc.	1,680	72,744
Evergy, Inc.	821	62,412
Alliant Energy Corp.	917	61,815
Pinnacle West Capital Corp.	426	38,195
AES Corp.	2,540	33,426
Total Utilities		4,780,596

Basic Materials - 1.1%
Linde plc	1,673	794,675
Newmont Corp.	3,919	330,411
Sherwin-Williams Co.	827	286,357
Ecolab, Inc.	911	249,486
Air Products and Chemicals, Inc.	794	216,540
Freeport-McMoRan, Inc.	5,123	200,924
DuPont de Nemours, Inc.	1,494	116,383
Nucor Corp.	819	110,917
International Paper Co.	1,884	87,418
PPG Industries, Inc.	805	84,613
Steel Dynamics, Inc.	494	68,878
Dow, Inc.	2,529	57,990
International Flavors & Fragrances, Inc.	914	56,247
CF Industries Holdings, Inc.	578	51,847
LyondellBasell Industries N.V. — Class A	918	45,019
Mosaic Co.	1,132	39,258
Albemarle Corp.	420	34,054
Eastman Chemical Co.	410	25,850
Total Basic Materials		2,856,867

Total Common Stocks
(Cost $163,692,483)		203,531,791

MUTUAL FUNDS† - 6.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	733,906	7,390,436
Guggenheim Strategy Fund II1	225,195	5,602,848
Guggenheim Strategy Fund III[1]	184,563	4,604,838
Total Mutual Funds
(Cost $17,418,465)		17,598,122

	Face Amount
U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bills
4.05% due 10/28/25[2,3]	$5,000,000	4,984,833
3.88% due 12/18/25[2,3]	2,550,000	2,528,636
3.93% due 10/14/25[3,4]	630,000	629,081
3.85% due 12/18/25[2,3]	100,000	99,162
Total U.S. Treasury Bills
(Cost $8,241,309)		8,241,712

240 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
NOVA FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,5 - 2.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$3,188,368	$3,188,368
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	2,294,239	2,294,239
Total Repurchase Agreements
(Cost $5,482,607)		5,482,607

Total Investments - 89.4%
(Cost $194,834,864)		$234,854,232
Other Assets & Liabilities, net - 10.6%		27,909,793
Total Net Assets - 100.0%		$262,764,025

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	125	Dec 2025	$42,106,250	$(1,260)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	13,837	$92,548,605	$221,417
Barclays Bank plc	S&P 500 Index	Pay	5.03% (SOFR + 0.90%)	At Maturity	11/20/25	4,275	28,590,466	215,824
BNP Paribas	S&P 500 Index	Pay	4.94% (Federal Funds Rate + 0.85%)	At Maturity	11/20/25	4,117	27,535,842	207,867
							$148,674,913	$645,108

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 241

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$203,531,791	$—	$—	$203,531,791
Mutual Funds	17,598,122	—	—	17,598,122
U.S. Treasury Bills	—	8,241,712	—	8,241,712
Repurchase Agreements	—	5,482,607	—	5,482,607
Equity Index Swap Agreements**	—	645,108	—	645,108
Total Assets	$221,129,913	$14,369,427	$—	$235,499,340

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,260	$—	$—	$1,260

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,598,344	$—	$—	$—	$4,504	$5,602,848	225,195	$149,898
Guggenheim Strategy Fund III	4,601,147	—	—	—	3,691	4,604,838	184,563	126,168
Guggenheim Ultra Short Duration Fund — Institutional Class	7,361,079	—	—	—	29,357	7,390,436	733,906	161,356
	$17,560,570	$—	$—	$—	$37,552	$17,598,122		$437,422

242 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $171,933,792)	$211,773,503
Investments in affiliated issuers, at value (cost $17,418,465)	17,598,122
Repurchase agreements, at value (cost $5,482,607)	5,482,607
Segregated cash with broker	3,118,798
Unrealized appreciation on OTC swap agreements	645,108
Receivables:
Fund shares sold	127,854,284
Dividends	121,089
Interest	639
Securities lending income	3
Total assets	366,594,153

Liabilities:
Overdraft due to custodian bank	936,483
Payable for:
Securities purchased	102,299,563
Fund shares redeemed	126,741
Management fees	102,139
Swap settlement	70,599
Transfer agent fees	63,091
Portfolio accounting and administration fees	14,098
Variation margin on futures contracts	9,791
Distribution and service fees	4,660
Trustees’ fees*	2,189
Miscellaneous	200,774
Total liabilities	103,830,128
Net assets	$262,764,025

Net assets consist of:
Paid in capital	$287,556,940
Total distributable earnings (loss)	(24,792,915)
Net assets	$262,764,025

Investor Class:
Net assets	$240,208,746
Capital shares outstanding	1,379,711
Net asset value per share	$174.10
Class A:
Net assets	$17,920,046
Capital shares outstanding	116,369
Net asset value per share	$153.99
Maximum offering price per share (Net asset value divided by 95.25%)	$161.67
Class C:
Net assets	$742,028
Capital shares outstanding	6,103
Net asset value per share	$121.57
Class H:
Net assets	$3,893,205
Capital shares outstanding	25,245
Net asset value per share	$154.22

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 243

NOVA FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $234)	$1,148,996
Dividends from securities of affiliated issuers	437,422
Interest	568,884
Income from securities lending, net	1,235
Total investment income	2,156,537

Expenses:
Management fees	805,370
Distribution and service fees:
Class A	18,068
Class C	3,110
Class H	5,063
Transfer agent fees	229,553
Portfolio accounting and administration fees	163,477
Registration fees	145,915
Interest expense	81,656
Professional fees	37,580
Trustees’ fees*	16,159
Custodian fees	15,246
Miscellaneous	41,669
Total expenses	1,562,866
Less:
Expenses reimbursed by Adviser	(53,693)
Expenses waived by Adviser	(9,240)
Total waived expenses	(62,933)
Net expenses	1,499,933
Net investment income	656,604

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$14,433,406
Swap agreements	11,601,666
Futures contracts	3,671,350
Net realized gain	29,706,422
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	8,705,297
Investments in affiliated issuers	37,552
Swap agreements	3,619,521
Futures contracts	257,448
Net change in unrealized appreciation (depreciation)	12,619,818
Net realized and unrealized gain	42,326,240
Net increase in net assets resulting from operations	$42,982,844

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

244 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$656,604	$1,605,159
Net realized gain on investments	29,706,422	20,250,739
Net change in unrealized appreciation (depreciation) on investments	12,619,818	(4,479,018)
Net increase in net assets resulting from operations	42,982,844	17,376,880

Distributions to shareholders:
Investor Class	—	(1,510,151)
Class A	—	(103,582)
Class C	—	(6,447)
Class H	—	(33,965)
Total distributions to shareholders	—	(1,654,145)

Capital share transactions:
Proceeds from sale of shares
Investor Class	537,507,744	700,566,889
Class A	2,098,997	871,834
Class C	115,976	150,779
Class H	2,879,121	5,946,783
Distributions reinvested
Investor Class	—	1,487,435
Class A	—	101,813
Class C	—	6,447
Class H	—	33,965
Cost of shares redeemed
Investor Class	(554,060,396)	(750,720,159)
Class A	(630,920)	(1,637,985)
Class C	(133,409)	(630,342)
Class H	(3,449,839)	(10,082,078)
Net decrease from capital share transactions	(15,672,726)	(53,904,619)
Net increase (decrease) in net assets	27,310,118	(38,181,884)

Net assets:
Beginning of period	235,453,907	273,635,791
End of period	$262,764,025	$235,453,907

Capital share activity:
Shares sold
Investor Class	3,652,691	4,931,419
Class A	14,287	6,979
Class C	1,009	1,498
Class H	22,272	47,460
Shares issued from reinvestment of distributions
Investor Class	—	9,651
Class A	—	745
Class C	—	59
Class H	—	248
Shares redeemed
Investor Class	(3,875,094)	(5,311,951)
Class A	(4,680)	(13,332)
Class C	(1,304)	(6,514)
Class H	(25,912)	(83,008)
Net decrease in shares	(216,731)	(416,746)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 245

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$136.35	$127.98	$91.30	$133.16	$120.51	$63.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.48	.88	1.04	.77	(.16)	.05
Net gain (loss) on investments (realized and unrealized)	37.27	8.46	36.30	(24.31)	25.92	57.43
Total from investment operations	37.75	9.34	37.34	(23.54)	25.76	57.48
Less distributions from:
Net investment income	—	(.97)	(.66)	—	—	(.59)
Net realized gains	—	—	—	(18.32)	(13.11)	—
Total distributions	—	(.97)	(.66)	(18.32)	(13.11)	(.59)
Net asset value, end of period	$174.10	$136.35	$127.98	$91.30	$133.16	$120.51

Total Return	27.69%	7.21%	41.05%	(16.18%)	20.83%	90.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$240,209	$218,455	$252,513	$225,298	$380,170	$326,237
Ratios to average net assets:
Net investment income (loss)	0.64%	0.63%	0.99%	0.74%	(0.12%)	0.05%
Total expenses[c]	1.43%	1.36%	1.43%	1.30%	1.25%	1.33%
Net expenses[d]	1.37%	1.31%	1.39%	1.29%	1.23%	1.32%
Portfolio turnover rate	198%	180%	1,047%	973%	1,027%	785%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$120.77	$113.73	$81.37	$121.63	$111.23	$58.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.46	.73	.62	(.45)	(.18)
Net gain (loss) on investments (realized and unrealized)	32.95	7.55	32.29	(22.56)	23.96	53.11
Total from investment operations	33.22	8.01	33.02	(21.94)	23.51	52.93
Less distributions from:
Net investment income	—	(.97)	(.66)	—	—	(.59)
Net realized gains	—	—	—	(18.32)	(13.11)	—
Total distributions	—	(.97)	(.66)	(18.32)	(13.11)	(.59)
Net asset value, end of period	$153.99	$120.77	$113.73	$81.37	$121.63	$111.23

Total Return[e]	27.51%	6.95%	40.75%	(16.42%)	20.54%	90.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,920	$12,894	$12,780	$18,585	$21,403	$18,596
Ratios to average net assets:
Net investment income (loss)	0.40%	0.37%	0.79%	0.67%	(0.35%)	(0.20%)
Total expenses[c]	1.69%	1.62%	1.70%	1.55%	1.50%	1.59%
Net expenses[d]	1.63%	1.56%	1.66%	1.53%	1.48%	1.58%
Portfolio turnover rate	198%	180%	1,047%	973%	1,027%	785%

246 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$95.70	$90.97	$65.69	$103.59	$96.96	$51.77
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.36)	.05	(.06)	(1.19)	(.74)
Net gain (loss) on investments (realized and unrealized)	26.06	6.06	25.89	(19.52)	20.93	46.52
Total from investment operations	25.87	5.70	25.94	(19.58)	19.74	45.78
Less distributions from:
Net investment income	—	(.97)	(.66)	—	—	(.59)
Net realized gains	—	—	—	(18.32)	(13.11)	—
Total distributions	—	(.97)	(.66)	(18.32)	(13.11)	(.59)
Net asset value, end of period	$121.57	$95.70	$90.97	$65.69	$103.59	$96.96

Total Return[e]	27.03%	6.14%	39.70%	(17.04%)	19.64%	88.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$742	$612	$1,033	$1,021	$1,929	$3,576
Ratios to average net assets:
Net investment income (loss)	(0.35%)	(0.37%)	0.07%	(0.08%)	(1.09%)	(0.97%)
Total expenses[c]	2.44%	2.36%	2.46%	2.30%	2.25%	2.35%
Net expenses[d]	2.38%	2.30%	2.41%	2.27%	2.23%	2.33%
Portfolio turnover rate	198%	180%	1,047%	973%	1,027%	785%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 247

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$120.94	$113.89	$81.50	$121.73	$111.34	$58.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.43	.72	.37	(.48)	(.18)
Net gain (loss) on investments (realized and unrealized)	33.04	7.59	32.33	(22.28)	23.98	53.17
Total from investment operations	33.28	8.02	33.05	(21.91)	23.50	52.99
Less distributions from:
Net investment income	—	(.97)	(.66)	—	—	(.59)
Net realized gains	—	—	—	(18.32)	(13.11)	—
Total distributions	—	(.97)	(.66)	(18.32)	(13.11)	(.59)
Net asset value, end of period	$154.22	$120.94	$113.89	$81.50	$121.73	$111.34

Total Return	27.52%	6.95%	40.73%	(16.38%)	20.51%	90.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,893	$3,493	$7,310	$11,996	$40,702	$53,660
Ratios to average net assets:
Net investment income (loss)	0.36%	0.35%	0.77%	0.39%	(0.37%)	(0.20%)
Total expenses[c]	1.68%	1.61%	1.69%	1.55%	1.50%	1.59%
Net expenses[d]	1.63%	1.55%	1.65%	1.54%	1.48%	1.58%
Portfolio turnover rate	198%	180%	1,047%	973%	1,027%	785%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

248 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
S&P 500® FUND

	Shares	Value
COMMON STOCKS† - 96.1%

Technology - 31.8%
NVIDIA Corp.	68,069	$12,700,314
Microsoft Corp.	20,736	10,740,211
Apple, Inc.	41,400	10,541,682
Broadcom, Inc.	13,121	4,328,749
Oracle Corp.	4,623	1,300,172
Palantir Technologies, Inc. — Class A*	6,345	1,157,455
International Business Machines Corp.	2,599	733,334
Advanced Micro Devices, Inc.*	4,527	732,423
Salesforce, Inc.	2,667	632,079
ServiceNow, Inc.*	580	533,762
Intuit, Inc.	778	531,304
Micron Technology, Inc.	3,122	522,373
QUALCOMM, Inc.	3,009	500,577
Lam Research Corp.	3,531	472,801
Texas Instruments, Inc.	2,536	465,939
Applied Materials, Inc.	2,239	458,413
Accenture plc — Class A	1,738	428,591
Adobe, Inc.*	1,183	417,303
Intel Corp.*	12,211	409,679
KLA Corp.	368	396,925
Crowdstrike Holdings, Inc. — Class A*	695	340,814
Analog Devices, Inc.	1,384	340,049
Cadence Design Systems, Inc.*	760	266,958
Synopsys, Inc.*	516	254,589
Fiserv, Inc.*	1,516	195,458
Autodesk, Inc.*	597	189,649
NXP Semiconductor N.V.	703	160,094
Fortinet, Inc.*	1,817	152,773
Roper Technologies, Inc.	300	149,607
Workday, Inc. — Class A*	603	145,160
Seagate Technology Holdings plc	593	139,984
Datadog, Inc. — Class A*	902	128,445
Electronic Arts, Inc.	628	126,668
Take-Two Interactive Software, Inc.*	484	125,046
Monolithic Power Systems, Inc.	134	123,366
MSCI, Inc. — Class A	216	122,560
Dell Technologies, Inc. — Class C	846	119,937
Western Digital Corp.	968	116,218
Paychex, Inc.	904	114,591
Fair Isaac Corp.*	67	100,267
Microchip Technology, Inc.	1,506	96,715
Fidelity National Information Services, Inc.	1,457	96,075
Cognizant Technology Solutions Corp. — Class A	1,362	91,349
Hewlett Packard Enterprise Co.	3,661	89,914
Broadridge Financial Solutions, Inc.	327	77,882
HP, Inc.	2,620	71,343
PTC, Inc.*	334	67,809
Leidos Holdings, Inc.	358	67,648
Super Micro Computer, Inc.*	1,399	67,068
NetApp, Inc.	558	66,101
Tyler Technologies, Inc.*	121	63,302
Teradyne, Inc.	444	61,112
ON Semiconductor Corp.*	1,141	56,263
Gartner, Inc.*	211	55,466
Zebra Technologies Corp. — Class A*	142	42,197
Skyworks Solutions, Inc.	414	31,870
Dayforce, Inc.*	445	30,656
Akamai Technologies, Inc.*	400	30,304
Jack Henry & Associates, Inc.	203	30,233
Paycom Software, Inc.	140	29,140
EPAM Systems, Inc.*	155	23,372
Total Technology		52,662,138

Communications - 16.0%
Amazon.com, Inc.*	27,074	5,944,638
Meta Platforms, Inc. — Class A	6,051	4,443,733
Alphabet, Inc. — Class A	16,228	3,945,027
Alphabet, Inc. — Class C	13,027	3,172,726
Netflix, Inc.*	1,185	1,420,720
Cisco Systems, Inc.	11,047	755,836
Walt Disney Co.	5,016	574,332
Uber Technologies, Inc.*	5,818	569,989
AT&T, Inc.	19,947	563,303
AppLovin Corp. — Class A*	755	542,498
Verizon Communications, Inc.	11,762	516,940
Booking Holdings, Inc.	90	485,934
Arista Networks, Inc.*	2,875	418,916
Palo Alto Networks, Inc.*	1,863	379,344
T-Mobile US, Inc.	1,350	323,163
Comcast Corp. — Class A	10,274	322,809
Robinhood Markets, Inc. — Class A*	2,159	309,126
DoorDash, Inc. — Class A*	1,033	280,966
Motorola Solutions, Inc.	465	212,640
Corning, Inc.	2,175	178,415
Airbnb, Inc. — Class A*	1,197	145,340
Warner Bros Discovery, Inc.*	6,907	134,894
eBay, Inc.	1,275	115,961
Charter Communications, Inc. — Class A*	259	71,252
Expedia Group, Inc.	330	70,538
VeriSign, Inc.	235	65,699
Trade Desk, Inc. — Class A*	1,243	60,920
CDW Corp.	366	58,296
GoDaddy, Inc. — Class A*	386	52,816
F5, Inc.*	160	51,710
Gen Digital, Inc.	1,563	44,374
Omnicom Group, Inc.	540	44,026
Fox Corp. — Class A	586	36,953
News Corp. — Class A	1,050	32,246
FactSet Research Systems, Inc.	105	30,081
Interpublic Group of Companies, Inc.	1,022	28,524
Fox Corp. — Class B	414	23,718
Match Group, Inc.	671	23,700
Paramount Skydance Corp. — Class B	861	16,290
News Corp. — Class B	347	11,989
Total Communications		26,480,382

Financial - 13.8%
Berkshire Hathaway, Inc. — Class B*	5,116	2,572,018
JPMorgan Chase & Co.	7,671	2,419,664
Visa, Inc. — Class A	4,739	1,617,800

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 249

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P 500® FUND

	Shares	Value
Mastercard, Inc. — Class A	2,303	$1,309,969
Bank of America Corp.	19,010	980,726
Wells Fargo & Co.	8,937	749,099
Goldman Sachs Group, Inc.	845	672,916
Morgan Stanley	3,385	538,080
Citigroup, Inc.	5,136	521,304
American Express Co.	1,514	502,890
Blackrock, Inc.	402	468,680
Charles Schwab Corp.	4,760	454,437
Progressive Corp.	1,635	403,763
Capital One Financial Corp.	1,784	379,243
Blackstone, Inc. — Class A	2,056	351,268
Welltower, Inc. REIT	1,866	332,409
Prologis, Inc. REIT	2,589	296,492
Chubb Ltd.	1,034	291,847
Marsh & McLennan Companies, Inc.	1,371	276,298
CME Group, Inc. — Class A	1,005	271,541
Intercontinental Exchange, Inc.	1,597	269,063
American Tower Corp. — Class A REIT	1,306	251,170
KKR & Company, Inc. — Class A	1,914	248,724
Arthur J Gallagher & Co.	715	221,464
PNC Financial Services Group, Inc.	1,099	220,822
Aon plc — Class A	602	214,661
Bank of New York Mellon Corp.	1,967	214,324
Equinix, Inc. REIT	273	213,825
Coinbase Global, Inc. — Class A*	631	212,956
U.S. Bancorp	4,341	209,801
Travelers Companies, Inc.	628	175,350
Apollo Global Management, Inc.	1,284	171,119
Simon Property Group, Inc. REIT	911	170,967
Truist Financial Corp.	3,597	164,455
Allstate Corp.	735	157,768
Realty Income Corp. REIT	2,551	155,075
Digital Realty Trust, Inc. REIT	894	154,555
Aflac, Inc.	1,343	150,013
Ameriprise Financial, Inc.	263	129,199
CBRE Group, Inc. — Class A*	818	128,884
MetLife, Inc.	1,558	128,332
Public Storage REIT	441	127,383
American International Group, Inc.	1,546	121,423
Crown Castle, Inc. REIT	1,215	117,235
Nasdaq, Inc.	1,265	111,889
Hartford Insurance Group, Inc.	784	104,578
Prudential Financial, Inc.	982	101,873
CoStar Group, Inc.*	1,182	99,726
VICI Properties, Inc. REIT	2,975	97,015
Arch Capital Group Ltd.	1,037	94,087
Willis Towers Watson plc	272	93,962
State Street Corp.	791	91,764
Ventas, Inc. REIT	1,268	88,747
M&T Bank Corp.	436	86,162
Interactive Brokers Group, Inc. — Class A	1,242	85,462
Raymond James Financial, Inc.	495	85,437
Iron Mountain, Inc. REIT	824	83,999
Extra Space Storage, Inc. REIT	592	83,436
Fifth Third Bancorp	1,846	82,239
AvalonBay Communities, Inc. REIT	397	76,688
Brown & Brown, Inc.	817	76,626
Synchrony Financial	1,038	73,750
Northern Trust Corp.	533	71,742
Cboe Global Markets, Inc.	292	71,613
Huntington Bancshares, Inc.	4,089	70,617
Cincinnati Financial Corp.	436	68,932
Regions Financial Corp.	2,489	65,635
W R Berkley Corp.	836	64,054
Citizens Financial Group, Inc.	1,203	63,951
T. Rowe Price Group, Inc.	613	62,918
Equity Residential REIT	969	62,723
SBA Communications Corp. REIT	300	58,005
Weyerhaeuser Co. REIT	2,013	49,902
KeyCorp	2,600	48,594
Essex Property Trust, Inc. REIT	180	48,179
Loews Corp.	474	47,585
Principal Financial Group, Inc.	566	46,927
Invitation Homes, Inc. REIT	1,573	46,136
Mid-America Apartment Communities, Inc. REIT	327	45,692
Kimco Realty Corp. REIT	1,889	41,275
Everest Group Ltd.	117	40,977
Healthpeak Properties, Inc. REIT	1,939	37,132
Alexandria Real Estate Equities, Inc. REIT	434	36,170
Regency Centers Corp. REIT	456	33,242
Globe Life, Inc.	226	32,311
Camden Property Trust REIT	298	31,820
UDR, Inc. REIT	841	31,336
BXP, Inc. REIT	411	30,554
Assurant, Inc.	141	30,541
Host Hotels & Resorts, Inc. REIT	1,784	30,364
Invesco Ltd.	1,244	28,537
Erie Indemnity Co. — Class A	71	22,589
Federal Realty Investment Trust REIT	219	22,187
Franklin Resources, Inc.	855	19,776
Total Financial		22,818,468

Consumer, Non-cyclical - 13.0%
Eli Lilly & Co.	2,218	1,692,334
Johnson & Johnson	6,719	1,245,837
AbbVie, Inc.	4,928	1,141,029
Procter & Gamble Co.	6,535	1,004,103
UnitedHealth Group, Inc.	2,527	872,573
Coca-Cola Co.	10,805	716,588
Philip Morris International, Inc.	4,342	704,272
Abbott Laboratories	4,855	650,279
Merck & Company, Inc.	6,968	584,824
PepsiCo, Inc.	3,819	536,340
Thermo Fisher Scientific, Inc.	1,053	510,726
Intuitive Surgical, Inc.*	1,000	447,230
S&P Global, Inc.	872	424,411
Amgen, Inc.	1,502	423,864
Pfizer, Inc.	15,861	404,138
Boston Scientific Corp.*	4,134	403,602
Gilead Sciences, Inc.	3,461	384,171
Stryker Corp.	960	354,883

250 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P 500® FUND

	Shares	Value
Danaher Corp.	1,778	$352,506
Medtronic plc	3,574	340,388
Automatic Data Processing, Inc.	1,130	331,655
Altria Group, Inc.	4,686	309,557
Vertex Pharmaceuticals, Inc.*	715	280,022
McKesson Corp.	347	268,071
CVS Health Corp.	3,538	266,730
Bristol-Myers Squibb Co.	5,678	256,078
Mondelez International, Inc. — Class A	3,610	225,517
Cigna Group	745	214,746
Moody’s Corp.	430	204,886
Elevance Health, Inc.	628	202,920
Cintas Corp.	956	196,229
HCA Healthcare, Inc.	457	194,774
Zoetis, Inc.	1,236	180,852
Colgate-Palmolive Co.	2,255	180,265
PayPal Holdings, Inc.*	2,665	178,715
Quanta Services, Inc.	416	172,399
United Rentals, Inc.	179	170,884
Cencora, Inc. — Class A	541	169,079
Regeneron Pharmaceuticals, Inc.	284	159,685
Becton Dickinson & Co.	800	149,736
IDEXX Laboratories, Inc.*	223	142,473
Monster Beverage Corp.*	1,988	133,812
Corteva, Inc.	1,894	128,091
Edwards Lifesciences Corp.*	1,638	127,387
Kimberly-Clark Corp.	926	115,139
Kroger Co.	1,697	114,395
ResMed, Inc.	408	111,682
Block, Inc. — Class A*	1,533	110,790
Sysco Corp.	1,332	109,677
Cardinal Health, Inc.	666	104,535
Agilent Technologies, Inc.	792	101,653
Verisk Analytics, Inc. — Class A	390	98,089
Keurig Dr Pepper, Inc.	3,790	96,683
GE HealthCare Technologies, Inc.	1,274	95,677
IQVIA Holdings, Inc.*	474	90,032
Equifax, Inc.	345	88,503
Humana, Inc.	336	87,417
Kenvue, Inc.	5,354	86,895
Archer-Daniels-Midland Co.	1,340	80,052
Hershey Co.	413	77,252
General Mills, Inc.	1,492	75,227
Dexcom, Inc.*	1,094	73,615
STERIS plc	275	68,046
Labcorp Holdings, Inc.	232	66,598
Kraft Heinz Co.	2,377	61,897
Kellanova	750	61,515
Insulet Corp.*	196	60,511
Church & Dwight Company, Inc.	680	59,589
Quest Diagnostics, Inc.	312	59,461
Estee Lauder Companies, Inc. — Class A	653	57,542
Biogen, Inc.*	409	57,293
Corpay, Inc.*	197	56,748
Global Payments, Inc.	677	56,245
Zimmer Biomet Holdings, Inc.	553	54,471
Constellation Brands, Inc. — Class A	398	53,599
West Pharmaceutical Services, Inc.	201	52,728
Waters Corp.*	166	49,769
McCormick & Company, Inc.	706	47,238
Centene Corp.*	1,302	46,455
Rollins, Inc.	784	46,052
Tyson Foods, Inc. — Class A	797	43,277
Clorox Co.	341	42,045
Hologic, Inc.*	620	41,844
Incyte Corp.*	458	38,843
Cooper Companies, Inc.*	557	38,188
Avery Dennison Corp.	218	35,353
Baxter International, Inc.	1,433	32,629
J M Smucker Co.	298	32,363
Viatris, Inc.	3,252	32,195
Universal Health Services, Inc. — Class B	157	32,097
Bunge Global S.A.	391	31,769
Solventum Corp.*	411	30,003
Molina Healthcare, Inc.*	151	28,895
Revvity, Inc.	324	28,399
Moderna, Inc.*	966	24,952
Conagra Brands, Inc.	1,336	24,462
Bio-Techne Corp.	437	24,310
Align Technology, Inc.*	188	23,541
Lamb Weston Holdings, Inc.	389	22,593
Charles River Laboratories International, Inc.*	137	21,435
Molson Coors Beverage Co. — Class B	473	21,403
Hormel Foods Corp.	813	20,113
Henry Schein, Inc.*	288	19,115
The Campbell’s Co.	549	17,337
Brown-Forman Corp. — Class B	491	13,296
DaVita, Inc.*	100	13,287
Total Consumer, Non-cyclical		21,505,475

Consumer, Cyclical - 8.0%
Tesla, Inc.*	7,828	3,481,268
Walmart, Inc.	12,245	1,261,970
Costco Wholesale Corp.	1,237	1,145,004
Home Depot, Inc.	2,776	1,124,807
McDonald’s Corp.	1,991	605,045
TJX Companies, Inc.	3,112	449,808
Lowe’s Companies, Inc.	1,563	392,798
Starbucks Corp.	3,171	268,267
O’Reilly Automotive, Inc.*	2,367	255,186
NIKE, Inc. — Class B	3,314	231,085
Royal Caribbean Cruises Ltd.	705	228,124
AutoZone, Inc.*	47	201,641
Hilton Worldwide Holdings, Inc.	656	170,193
Marriott International, Inc. — Class A	629	163,817
Cummins, Inc.	384	162,190
General Motors Co.	2,656	161,936
Fastenal Co.	3,202	157,026
Chipotle Mexican Grill, Inc. — Class A*	3,741	146,610
PACCAR, Inc.	1,465	144,039
Ross Stores, Inc.	912	138,980
DR Horton, Inc.	773	131,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 251

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P 500® FUND

	Shares	Value
Ford Motor Co.	10,905	$130,424
Yum! Brands, Inc.	774	117,648
WW Grainger, Inc.	123	117,214
Target Corp.	1,268	113,740
Copart, Inc.*	2,482	111,616
Delta Air Lines, Inc.	1,809	102,661
Carnival Corp.*	3,029	87,568
United Airlines Holdings, Inc.*	903	87,139
Tractor Supply Co.	1,478	84,054
Lennar Corp. — Class A	635	80,035
PulteGroup, Inc.	550	72,672
Live Nation Entertainment, Inc.*	440	71,896
Ulta Beauty, Inc.*	125	68,344
Williams-Sonoma, Inc.	343	67,039
Tapestry, Inc.	581	65,781
NVR, Inc.*	8	64,277
Dollar General Corp.	614	63,457
Darden Restaurants, Inc.	326	62,057
Lululemon Athletica, Inc.*	304	54,091
Genuine Parts Co.	388	53,777
Aptiv plc*	607	52,336
Dollar Tree, Inc.*	541	51,054
Southwest Airlines Co.	1,465	46,748
Las Vegas Sands Corp.	862	46,367
Deckers Outdoor Corp.*	414	41,967
Best Buy Company, Inc.	548	41,440
TKO Group Holdings, Inc.	192	38,776
Domino’s Pizza, Inc.	87	37,559
Ralph Lauren Corp. — Class A	108	33,865
Norwegian Cruise Line Holdings Ltd.*	1,261	31,059
Wynn Resorts Ltd.	236	30,272
Pool Corp.	92	28,526
Hasbro, Inc.	372	28,216
LKQ Corp.	718	21,928
MGM Resorts International*	569	19,721
CarMax, Inc.*	419	18,800
Total Consumer, Cyclical		13,264,918

Industrial - 7.1%
General Electric Co.	2,958	889,826
RTX Corp.	3,734	624,810
Caterpillar, Inc.	1,307	623,635
GE Vernova, Inc.	759	466,709
Boeing Co.*	2,109	455,186
Amphenol Corp. — Class A	3,406	421,492
Eaton Corporation plc	1,086	406,435
Union Pacific Corp.	1,654	390,956
Honeywell International, Inc.	1,771	372,795
Deere & Co.	703	321,454
Lockheed Martin Corp.	573	286,047
Parker-Hannifin Corp.	356	269,901
Trane Technologies plc	621	262,037
General Dynamics Corp.	704	240,064
3M Co.	1,486	230,598
Northrop Grumman Corp.	375	228,495
Waste Management, Inc.	1,034	228,338
Howmet Aerospace, Inc.	1,125	220,759
TransDigm Group, Inc.	157	206,929
Emerson Electric Co.	1,570	205,953
Johnson Controls International plc	1,826	200,769
Illinois Tool Works, Inc.	740	192,962
Norfolk Southern Corp.	626	188,057
CSX Corp.	5,201	184,687
TE Connectivity plc	824	180,893
United Parcel Service, Inc. — Class B	2,053	171,487
L3Harris Technologies, Inc.	522	159,424
Axon Enterprise, Inc.*	219	157,163
FedEx Corp.	605	142,665
Carrier Global Corp.	2,232	133,250
Republic Services, Inc. — Class A	566	129,886
AMETEK, Inc.	644	121,072
Vulcan Materials Co.	369	113,512
Garmin Ltd.	456	112,276
Rockwell Automation, Inc.	314	109,752
Martin Marietta Materials, Inc.	168	105,887
Xylem, Inc.	679	100,152
Otis Worldwide Corp.	1,095	100,116
Westinghouse Air Brake Technologies Corp.	477	95,624
Keysight Technologies, Inc.*	480	83,962
Ingersoll Rand, Inc.	1,009	83,364
EMCOR Group, Inc.	125	81,193
Teledyne Technologies, Inc.*	131	76,771
Veralto Corp.	692	73,774
Old Dominion Freight Line, Inc.	516	72,642
Mettler-Toledo International, Inc.*	57	69,974
Jabil, Inc.	299	64,934
Dover Corp.	383	63,896
Hubbell, Inc.	148	63,686
Smurfit WestRock plc	1,457	62,024
Packaging Corporation of America	249	54,265
Trimble, Inc.*	664	54,216
Amcor plc	6,431	52,606
Pentair plc	457	50,617
Snap-on, Inc.	146	50,593
Jacobs Solutions, Inc.	333	49,903
Lennox International, Inc.	89	47,113
Expeditors International of Washington, Inc.	379	46,462
Fortive Corp.	944	46,246
CH Robinson Worldwide, Inc.	329	43,560
Allegion plc	239	42,387
Textron, Inc.	497	41,992
Masco Corp.	584	41,108
Ball Corp.	759	38,269
Builders FirstSource, Inc.*	308	37,345
IDEX Corp.	210	34,180
Nordson Corp.	150	34,042
Stanley Black & Decker, Inc.	432	32,111
Huntington Ingalls Industries, Inc.	109	31,382
J.B. Hunt Transport Services, Inc.	213	28,578
Generac Holdings, Inc.*	164	27,454
A O Smith Corp.	319	23,418

252 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P 500® FUND

	Shares	Value
Mohawk Industries, Inc.*	146	$18,822
Total Industrial		11,774,942

Energy - 2.8%
Exxon Mobil Corp.	11,893	1,340,936
Chevron Corp.	5,369	833,752
ConocoPhillips	3,484	329,552
Williams Companies, Inc.	3,407	215,834
EOG Resources, Inc.	1,523	170,759
Marathon Petroleum Corp.	848	163,443
Kinder Morgan, Inc.	5,455	154,431
Phillips 66	1,127	153,295
Valero Energy Corp.	867	147,615
Schlumberger N.V.	4,162	143,048
Baker Hughes Co.	2,750	133,980
ONEOK, Inc.	1,757	128,208
Targa Resources Corp.	600	100,524
Equities Corp.	1,741	94,763
Occidental Petroleum Corp.	2,005	94,736
Diamondback Energy, Inc.	525	75,127
Expand Energy Corp.	664	70,543
First Solar, Inc.*	299	65,939
Devon Energy Corp.	1,771	62,091
Halliburton Co.	2,379	58,523
Texas Pacific Land Corp.	54	50,417
Coterra Energy, Inc. — Class A	2,129	50,351
APA Corp.	998	24,231
Total Energy		4,662,098

Utilities - 2.3%
NextEra Energy, Inc.	5,745	433,690
Southern Co.	3,069	290,849
Constellation Energy Corp.	872	286,949
Duke Energy Corp.	2,169	268,414
Vistra Corp.	888	173,977
American Electric Power Company, Inc.	1,492	167,850
Sempra	1,820	163,764
Dominion Energy, Inc.	2,381	145,646
Xcel Energy, Inc.	1,650	133,072
Exelon Corp.	2,818	126,838
Public Service Enterprise Group, Inc.	1,392	116,176
Entergy Corp.	1,245	116,022
WEC Energy Group, Inc.	898	102,902
Consolidated Edison, Inc.	1,006	101,123
PG&E Corp.	6,131	92,455
NRG Energy, Inc.	540	87,453
DTE Energy Co.	579	81,888
Ameren Corp.	754	78,702
PPL Corp.	2,063	76,661
Atmos Energy Corp.	448	76,496
American Water Works Company, Inc.	544	75,719
Eversource Energy	1,035	73,630
CenterPoint Energy, Inc.	1,821	70,655
FirstEnergy Corp.	1,450	66,439
CMS Energy Corp.	835	61,172
Edison International	1,074	59,371
NiSource, Inc.	1,314	56,896
Evergy, Inc.	642	48,805
Alliant Energy Corp.	717	48,333
Pinnacle West Capital Corp.	333	29,857
AES Corp.	1,986	26,136
Total Utilities		3,737,940

Basic Materials - 1.3%
Linde plc	1,308	621,300
Newmont Corp.	3,064	258,326
Sherwin-Williams Co.	647	224,030
Ecolab, Inc.	712	194,988
Air Products and Chemicals, Inc.	621	169,359
Freeport-McMoRan, Inc.	4,005	157,076
DuPont de Nemours, Inc.	1,168	90,987
Nucor Corp.	640	86,675
International Paper Co.	1,473	68,347
PPG Industries, Inc.	630	66,219
Steel Dynamics, Inc.	386	53,820
Dow, Inc.	1,977	45,333
International Flavors & Fragrances, Inc.	715	44,001
CF Industries Holdings, Inc.	452	40,545
LyondellBasell Industries N.V. — Class A	718	35,211
Mosaic Co.	885	30,692
Albemarle Corp.	328	26,594
Eastman Chemical Co.	320	20,176
Total Basic Materials		2,233,679

Total Common Stocks
(Cost $69,548,562)		159,140,040

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
3.88% due 12/18/25[1,2]	$150,000	148,744
Total U.S. Treasury Bills
(Cost $148,738)		148,744

REPURCHASE AGREEMENTS††,3 - 3.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	3,259,428	3,259,428
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	2,345,371	2,345,371
Total Repurchase Agreements
(Cost $5,604,799)		5,604,799

Total Investments - 99.6%
(Cost $75,302,099)		$164,893,583
Other Assets & Liabilities, net - 0.4%		620,547
Total Net Assets - 100.0%		$165,514,130

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 253

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P 500® FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	2	Dec 2025	$673,700	$2,196

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	449	$3,005,850	$19,825
Barclays Bank plc	S&P 500 Index	Pay	5.03% (SOFR + 0.90%)	At Maturity	11/20/25	280	1,873,008	14,137
BNP Paribas	S&P 500 Index	Pay	4.94% (Federal Funds Rate + 0.85%)	At Maturity	11/20/25	121	811,860	6,124
							$5,690,718	$40,086

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

254 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
S&P 500® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$159,140,040	$—	$—	$159,140,040
U.S. Treasury Bills	—	148,744	—	148,744
Repurchase Agreements	—	5,604,799	—	5,604,799
Equity Futures Contracts**	2,196	—	—	2,196
Equity Index Swap Agreements**	—	40,086	—	40,086
Total Assets	$159,142,236	$5,793,629	$—	$164,935,865

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 255

S&P 500® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $69,697,300)	$159,288,784
Repurchase agreements, at value (cost $5,604,799)	5,604,799
Segregated cash with broker	621,495
Unrealized appreciation on OTC swap agreements	40,086
Receivables:
Fund shares sold	399,561
Dividends	66,235
Variation margin on futures contracts	2,350
Interest	653
Securities lending income	3
Total assets	166,023,966

Liabilities:
Overdraft due to custodian bank	15,469
Payable for:
Fund shares redeemed	144,156
Management fees	96,836
Transfer agent fees	51,282
Distribution and service fees	39,380
Printing fees	29,728
Professional fees	27,249
Portfolio accounting and administration fees	20,013
Swap settlement	3,081
Trustees’ fees*	1,684
Miscellaneous	80,958
Total liabilities	509,836
Net assets	$165,514,130

Net assets consist of:
Paid in capital	$92,739,610
Total distributable earnings (loss)	72,774,520
Net assets	$165,514,130
Class A:
Net assets	$23,457,514
Capital shares outstanding	232,024
Net asset value per share	$101.10
Maximum offering price per share (Net asset value divided by 95.25%)	$106.14
Class C:
Net assets	$11,991,953
Capital shares outstanding	142,951
Net asset value per share	$83.89
Class H:
Net assets	$130,064,663
Capital shares outstanding	1,286,358
Net asset value per share	$101.11

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $242)	$1,006,433
Interest	164,838
Income from securities lending, net	2,293
Total investment income	1,173,564

Expenses:
Management fees	608,639
Distribution and service fees:
Class A	27,094
Class C	56,472
Class H	161,670
Transfer agent fees	178,820
Portfolio accounting and administration fees	166,362
Registration fees	116,096
Professional fees	39,245
Trustees’ fees*	12,806
Custodian fees	11,568
Interest expense	1,994
Miscellaneous	13,352
Total expenses	1,394,118
Less:
Expenses reimbursed by Adviser	(40,576)
Net expenses	1,353,542
Net investment loss	(179,978)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,444,729
Swap agreements	937,522
Futures contracts	(57,936)
Net realized gain	6,324,315
Net change in unrealized appreciation (depreciation) on:
Investments	20,510,381
Swap agreements	316,715
Futures contracts	8,758
Net change in unrealized appreciation (depreciation)	20,835,854
Net realized and unrealized gain	27,160,169
Net increase in net assets resulting from operations	$26,980,191

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

256 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(179,978)	$(228,706)
Net realized gain on investments	6,324,315	14,704,676
Net change in unrealized appreciation (depreciation) on investments	20,835,854	(820,670)
Net increase in net assets resulting from operations	26,980,191	13,655,300

Distributions to shareholders:
Class A	—	(222,695)
Class C	—	(142,130)
Class H	—	(1,635,048)
Total distributions to shareholders	—	(1,999,873)

Capital share transactions:
Proceeds from sale of shares
Class A	2,320,294	12,354,215
Class C	2,003,710	10,598,694
Class H	292,278,203	683,286,578
Distributions reinvested
Class A	—	216,203
Class C	—	132,659
Class H	—	1,623,439
Cost of shares redeemed
Class A	(2,888,403)	(10,000,899)
Class C	(2,260,497)	(7,811,267)
Class H	(311,761,826)	(760,150,692)
Net decrease from capital share transactions	(20,308,519)	(69,751,070)
Net increase (decrease) in net assets	6,671,672	(58,095,643)

Net assets:
Beginning of period	158,842,458	216,938,101
End of period	$165,514,130	$158,842,458

Capital share activity:
Shares sold
Class A	26,490	146,271
Class C	27,313	146,527
Class H	3,228,734	7,950,359
Shares issued from reinvestment of distributions
Class A	—	2,357
Class C	—	1,732
Class H	—	17,696
Shares redeemed
Class A	(32,419)	(118,717)
Class C	(30,004)	(109,998)
Class H	(3,452,510)	(8,849,525)
Net decrease in shares	(232,396)	(813,298)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 257

S&P 500® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$84.96	$80.64	$63.54	$70.89	$63.06	$46.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.05)	.15	.18	(.18)	(.08)
Net gain (loss) on investments (realized and unrealized)	16.23	5.34	17.39	(6.83)	8.94	24.50
Total from investment operations	16.14	5.29	17.54	(6.65)	8.76	24.42
Less distributions from:
Net investment income	—	(.14)	(.09)	—	—	(.02)
Net realized gains	—	(.83)	(.35)	(.70)	(.93)	(7.98)
Total distributions	—	(.97)	(.44)	(.70)	(.93)	(8.00)
Net asset value, end of period	$101.10	$84.96	$80.64	$63.54	$70.89	$63.06

Total Return[c]	19.00%	6.46%	27.72%	(9.32%)	13.82%	53.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,458	$20,217	$16,777	$15,703	$18,856	$18,653
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.06%)	0.21%	0.30%	(0.25%)	(0.13%)
Total expenses	1.67%	1.66%	1.66%	1.60%	1.56%	1.65%
Net expenses[d]	1.62%	1.61%	1.62%	1.60%	1.56%	1.65%
Portfolio turnover rate	92%	137%	243%	701%	268%	284%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$70.76	$67.81	$53.89	$60.71	$54.52	$41.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.59)	(.31)	(.30)	(.60)	(.46)
Net gain (loss) on investments (realized and unrealized)	13.49	4.51	14.67	(5.82)	7.72	21.61
Total from investment operations	13.13	3.92	14.36	(6.12)	7.12	21.15
Less distributions from:
Net investment income	—	(.14)	(.09)	—	—	(.02)
Net realized gains	—	(.83)	(.35)	(.70)	(.93)	(7.98)
Total distributions	—	(.97)	(.44)	(.70)	(.93)	(8.00)
Net asset value, end of period	$83.89	$70.76	$67.81	$53.89	$60.71	$54.52

Total Return[c]	18.56%	5.66%	26.78%	(10.02%)	12.99%	52.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,992	$10,306	$7,282	$7,494	$10,273	$12,040
Ratios to average net assets:
Net investment income (loss)	(0.94%)	(0.82%)	(0.53%)	(0.57%)	(1.00%)	(0.88%)
Total expenses	2.42%	2.41%	2.41%	2.36%	2.31%	2.39%
Net expenses[d]	2.37%	2.36%	2.38%	2.36%	2.31%	2.39%
Portfolio turnover rate	92%	137%	243%	701%	268%	284%

258 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$84.97	$80.65	$63.54	$70.90	$63.07	$46.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.06)	.14	.15	(.18)	(.08)
Net gain (loss) on investments (realized and unrealized)	16.22	5.35	17.41	(6.81)	8.94	24.51
Total from investment operations	16.14	5.29	17.55	(6.66)	8.76	24.43
Less distributions from:
Net investment income	—	(.14)	(.09)	—	—	(.02)
Net realized gains	—	(.83)	(.35)	(.70)	(.93)	(7.98)
Total distributions	—	(.97)	(.44)	(.70)	(.93)	(8.00)
Net asset value, end of period	$101.11	$84.97	$80.65	$63.54	$70.90	$63.07

Total Return	18.99%	6.46%	27.71%	(9.32%)	13.84%	53.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,065	$128,319	$192,879	$77,419	$130,055	$123,613
Ratios to average net assets:
Net investment income (loss)	(0.16%)	(0.07%)	0.21%	0.23%	(0.25%)	(0.13%)
Total expenses	1.67%	1.65%	1.65%	1.61%	1.56%	1.65%
Net expenses[d]	1.62%	1.60%	1.62%	1.61%	1.56%	1.65%
Portfolio turnover rate	92%	137%	243%	701%	268%	284%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 259

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 28.1%
Guggenheim Strategy Fund II1	262,625	$6,534,113
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,299,791
Total Mutual Funds
(Cost $10,738,043)		10,833,904

MONEY MARKET FUND***,† - 0.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[2]	240,000	240,000
Total Money Market Fund
(Cost $240,000)		240,000

	Face Amount
FEDERAL AGENCY NOTES†† - 9.1%
Federal Home Loan Bank
4.18% (SOFR + 0.05%, Rate Floor: 0.00%) due 07/20/26◊	$2,000,000	2,000,298
4.13% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	1,500,000	1,500,027
Total Federal Agency Notes
(Cost $3,500,000)		3,500,325

U.S. TREASURY BILLS†† - 3.3%
U.S. Treasury Bills
3.88% due 12/18/25[3,4]	1,020,000	1,011,454
3.93% due 10/14/25[4,5]	241,000	240,649
Total U.S. Treasury Bills
(Cost $1,252,064)		1,252,103

REPURCHASE AGREEMENTS††,6 - 50.2%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	11,247,738	11,247,738
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	8,093,483	8,093,483
Total Repurchase Agreements
(Cost $19,341,221)		19,341,221

Total Investments - 91.3%
(Cost $35,071,328)		$35,167,553
Other Assets & Liabilities, net - 8.7%		3,341,878
Total Net Assets - 100.0%		$38,509,431

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	17	Dec 2025	$5,726,450	$(40,277)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	4.73% (SOFR + 0.60%)	At Maturity	11/20/25	897	$6,001,001	$(45,300)
BNP Paribas	S&P 500 Index	Receive	4.54% (Federal Funds Rate + 0.45%)	At Maturity	11/20/25	961	6,426,104	(48,506)
Goldman Sachs International	S&P 500 Index	Receive	4.49% (Federal Funds Rate + 0.40%)	At Maturity	11/19/25	3,045	20,368,449	(96,049)
							$32,795,554	$(189,855)

260 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
INVERSE S&P 500® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[6]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,833,904	$—	$—	$10,833,904
Money Market Fund	240,000	—	—	240,000
Federal Agency Notes	—	3,500,325	—	3,500,325
U.S. Treasury Bills	—	1,252,103	—	1,252,103
Repurchase Agreements	—	19,341,221	—	19,341,221
Total Assets	$11,073,904	$24,093,649	$—	$35,167,553

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$40,277	$—	$—	$40,277
Equity Index Swap Agreements**	—	189,855	—	189,855
Total Liabilities	$40,277	$189,855	$—	$230,132

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 261

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,528,860	$—	$—	$—	$5,253	$6,534,113	262,625	$174,813
Guggenheim Ultra Short Duration Fund — Institutional Class	4,282,712	—	—	—	17,079	4,299,791	426,990	93,877
	$10,811,572	$—	$—	$—	$22,332	$10,833,904		$268,690

262 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $4,992,064)	$4,992,428
Investments in affiliated issuers, at value (cost $10,738,043)	10,833,904
Repurchase agreements, at value (cost $19,341,221)	19,341,221
Segregated cash with broker	3,554,903
Receivables:
Dividends	42,878
Fund shares sold	28,992
Interest	27,383
Swap settlement	13,080
Total assets	38,834,789

Liabilities:
Unrealized depreciation on OTC swap agreements	189,855
Payable for:
Management fees	33,797
Fund shares redeemed	30,717
Variation margin on futures contracts	19,975
Transfer agent fees	13,669
Portfolio accounting and administration fees	2,021
Trustees’ fees*	426
Distribution and service fees	336
Miscellaneous	34,562
Total liabilities	325,358
Net assets	$38,509,431

Net assets consist of:
Paid in capital	$331,346,158
Total distributable earnings (loss)	(292,836,727)
Net assets	$38,509,431

Investor Class:
Net assets	$37,067,955
Capital shares outstanding	372,388
Net asset value per share	$99.54
Class A:
Net assets	$991,038
Capital shares outstanding	11,090
Net asset value per share	$89.36
Maximum offering price per share (Net asset value divided by 95.25%)	$93.82
Class C:
Net assets	$120,884
Capital shares outstanding	1,617
Net asset value per share	$74.76
Class H:
Net assets	$329,554
Capital shares outstanding	3,683
Net asset value per share	$89.48

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$268,690
Interest	866,067
Total investment income	1,134,757

Expenses:
Management fees	216,757
Distribution and service fees:
Class A	1,247
Class C	389
Class H	546
Transfer agent fees	52,326
Portfolio accounting and administration fees	36,728
Registration fees	27,225
Professional fees	11,411
Interest expense	6,004
Custodian fees	3,323
Trustees’ fees*	2,733
Miscellaneous	14,257
Total expenses	372,946
Less:
Expenses reimbursed by Adviser	(24,084)
Expenses waived by Adviser	(5,376)
Total waived/reimbursed expenses	(29,460)
Net expenses	343,486
Net investment income	791,271

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(699)
Swap agreements	(11,473,454)
Futures contracts	(644,549)
Net realized loss	(12,118,702)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	187
Investments in affiliated issuers	22,332
Swap agreements	(991,949)
Futures contracts	(66,015)
Net change in unrealized appreciation (depreciation)	(1,035,445)
Net realized and unrealized loss	(13,154,147)
Net decrease in net assets resulting from operations	$(12,362,876)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 263

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$791,271	$1,529,055
Net realized loss on investments	(12,118,702)	(4,583,624)
Net change in unrealized appreciation (depreciation) on investments	(1,035,445)	1,306,702
Net decrease in net assets resulting from operations	(12,362,876)	(1,747,867)

Distributions to shareholders:
Investor Class	—	(1,856,228)
Class A	—	(75,345)
Class C	—	(9,595)
Class H	—	(35,316)
Total distributions to shareholders	—	(1,976,484)

Capital share transactions:
Proceeds from sale of shares
Investor Class	196,503,652	207,933,965
Class A	592,537	9,283,518
Class C	199,764	45,011
Class H	426,658	6,834,787
Distributions reinvested
Investor Class	—	1,830,048
Class A	—	72,970
Class C	—	9,594
Class H	—	35,284
Cost of shares redeemed
Investor Class	(190,887,738)	(198,498,907)
Class A	(554,202)	(9,262,090)
Class C	(133,790)	(378,268)
Class H	(703,943)	(7,351,092)
Net increase from capital share transactions	5,442,938	10,554,820
Net increase (decrease) in net assets	(6,919,938)	6,830,469

Net assets:
Beginning of period	45,429,369	38,598,900
End of period	$38,509,431	$45,429,369

Capital share activity:
Shares sold
Investor Class	1,793,767	1,726,560	*
Class A	5,852	80,604	*
Class C	2,457	480	*
Class H	4,032	59,213	*
Shares issued from reinvestment of distributions
Investor Class	—	17,008	*
Class A	—	754	*
Class C	—	118	*
Class H	—	364	*
Shares redeemed
Investor Class	(1,791,876)	(1,655,465	)*
Class A	(5,191)	(81,486	)*
Class C	(1,616)	(4,060	)*
Class H	(6,791)	(63,977	)*
Net increase in shares	634	80,113	*

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025.

264 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$117.62	$126.51	$155.00	$144.39	$172.31	$284.62
Income (loss) from investment operations:
Net investment income (loss)[b]	1.81	4.50	5.85	2.10	(1.40)	(2.35)
Net gain (loss) on investments (realized and unrealized)	(19.89)	(5.86)	(30.54)	8.51	(26.52)	(109.21)
Total from investment operations	(18.08)	(1.36)	(24.69)	10.61	(27.92)	(111.56)
Less distributions from:
Net investment income	—	(7.53)	(3.80)	—	—	(.75)
Total distributions	—	(7.53)	(3.80)	—	—	(.75)
Net asset value, end of period	$99.54	$117.62	$126.51	$155.00	$144.39	$172.31

Total Return	(15.37%)	(0.51%)	(16.19%)	7.34%	(16.19%)	(39.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,068	$43,576	$35,725	$56,203	$47,555	$53,937
Ratios to average net assets:
Net investment income (loss)	3.29%	3.76%	4.04%	1.31%	(0.91%)	(1.12%)
Total expenses[c]	1.54%	1.52%	1.50%	1.54%	1.41%	1.51%
Net expenses[d]	1.42%	1.39%	1.40%	1.49%	1.39%	1.50%
Portfolio turnover rate	—	—	—	—	—	—

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$105.72	$114.76	$141.35	$132.01	$157.92	$261.65
Income (loss) from investment operations:
Net investment income (loss)[b]	1.53	3.91	5.10	2.00	(1.60)	(2.80)
Net gain (loss) on investments (realized and unrealized)	(17.89)	(5.42)	(27.89)	7.34	(24.31)	(100.18)
Total from investment operations	(16.36)	(1.51)	(22.79)	9.34	(25.91)	(102.98)
Less distributions from:
Net investment income	—	(7.53)	(3.80)	—	—	(.75)
Total distributions	—	(7.53)	(3.80)	—	—	(.75)
Net asset value, end of period	$89.36	$105.72	$114.76	$141.35	$132.01	$157.92

Total Return[e]	(15.47%)	(0.70%)	(16.38%)	7.08%	(16.40%)	(39.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$991	$1,103	$1,211	$4,164	$1,829	$1,540
Ratios to average net assets:
Net investment income (loss)	3.14%	3.58%	3.77%	1.34%	(1.15%)	(1.39%)
Total expenses[c]	1.78%	1.77%	1.76%	1.79%	1.66%	1.78%
Net expenses[d]	1.65%	1.64%	1.66%	1.74%	1.64%	1.77%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 265

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$88.78	$98.46	$122.73	$115.49	$139.19	$232.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.98	2.81	3.50	.45	(2.30)	(4.00)
Net gain (loss) on investments (realized and unrealized)	(15.00)	(4.96)	(23.97)	6.79	(21.40)	(88.50)
Total from investment operations	(14.02)	(2.15)	(20.47)	7.24	(23.70)	(92.50)
Less distributions from:
Net investment income	—	(7.53)	(3.80)	—	—	(.75)
Total distributions	—	(7.53)	(3.80)	—	—	(.75)
Net asset value, end of period	$74.76	$88.78	$98.46	$122.73	$115.49	$139.19

Total Return[e]	(15.79%)	(1.50%)	(16.99%)	6.28%	(17.03%)	(39.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121	$69	$417	$801	$762	$449
Ratios to average net assets:
Net investment income (loss)	2.40%	2.96%	3.03%	0.35%	(1.92%)	(2.16%)
Total expenses[c]	2.53%	2.50%	2.49%	2.53%	2.41%	2.54%
Net expenses[d]	2.40%	2.37%	2.39%	2.48%	2.39%	2.53%
Portfolio turnover rate	—	—	—	—	—	—

266 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$105.84	$114.88	$141.46	$132.04	$157.92	$261.62
Income (loss) from investment operations:
Net investment income (loss)[b]	1.53	4.02	5.00	1.25	(1.60)	(2.80)
Net gain (loss) on investments (realized and unrealized)	(17.89)	(5.53)	(27.78)	8.17	(24.28)	(100.15)
Total from investment operations	(16.36)	(1.51)	(22.78)	9.42	(25.88)	(102.95)
Less distributions from:
Net investment income	—	(7.53)	(3.80)	—	—	(.75)
Total distributions	—	(7.53)	(3.80)	—	—	(.75)
Net asset value, end of period	$89.48	$105.84	$114.88	$141.46	$132.04	$157.92

Total Return	(15.46%)	(0.72%)	(16.36%)	7.12%	(16.37%)	(39.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$330	$682	$1,246	$1,600	$2,618	$933
Ratios to average net assets:
Net investment income (loss)	3.08%	3.64%	3.81%	0.86%	(1.15%)	(1.38%)
Total expenses[c]	1.80%	1.76%	1.75%	1.78%	1.66%	1.78%
Net expenses[d]	1.67%	1.63%	1.64%	1.74%	1.64%	1.76%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Reverse share split – Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 267

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 25.7%
Royal Caribbean Cruises Ltd.	2,254	$729,350
Carnival Corp.*	21,797	630,151
Norwegian Cruise Line Holdings Ltd.*	23,405	576,465
United Airlines Holdings, Inc.*	5,860	565,490
TKO Group Holdings, Inc.	2,679	541,051
Live Nation Entertainment, Inc.*	3,084	503,925
Tapestry, Inc.	4,334	490,696
Delta Air Lines, Inc.	7,539	427,838
Wynn Resorts Ltd.	3,107	398,535
Hilton Worldwide Holdings, Inc.	1,412	366,329
Ralph Lauren Corp. — Class A	1,074	336,764
Tesla, Inc.*	689	306,412
PulteGroup, Inc.	2,318	306,277
Marriott International, Inc. — Class A	1,151	299,766
Cummins, Inc.	628	265,248
Las Vegas Sands Corp.	4,873	262,119
Deckers Outdoor Corp.*	1,865	189,055
WW Grainger, Inc.	154	146,756
Williams-Sonoma, Inc.	693	135,447
Costco Wholesale Corp.	142	131,440
Chipotle Mexican Grill, Inc. — Class A*	2,627	102,952
Total Consumer, Cyclical		7,712,066

Technology - 17.1%
Palantir Technologies, Inc. — Class A*	4,806	876,710
NVIDIA Corp.	3,626	676,539
Broadcom, Inc.	1,483	489,257
Crowdstrike Holdings, Inc. — Class A*	942	461,938
Fortinet, Inc.*	4,452	374,324
Datadog, Inc. — Class A*	2,378	338,627
Super Micro Computer, Inc.*	6,549	313,959
Oracle Corp.	903	253,960
ServiceNow, Inc.*	267	245,715
Fair Isaac Corp.*	153	228,969
Paycom Software, Inc.	1,038	216,049
International Business Machines Corp.	631	178,043
Fiserv, Inc.*	1,146	147,754
Tyler Technologies, Inc.*	239	125,035
Dayforce, Inc.*	1,613	111,120
Salesforce, Inc.	360	85,320
Total Technology		5,123,319

Communications - 15.2%
Arista Networks, Inc.*	4,404	641,707
AppLovin Corp. — Class A*	740	531,720
DoorDash, Inc. — Class A*	1,751	476,255
Uber Technologies, Inc.*	4,785	468,786
Booking Holdings, Inc.	78	421,143
Expedia Group, Inc.	1,757	375,559
Trade Desk, Inc. — Class A*	6,779	332,239
Meta Platforms, Inc. — Class A	440	323,127
Netflix, Inc.*	262	314,117
GoDaddy, Inc. — Class A*	1,611	220,433
Palo Alto Networks, Inc.*	922	187,738
Airbnb, Inc. — Class A*	1,132	137,447
Motorola Solutions, Inc.	294	134,443
Total Communications		4,564,714

Industrial - 14.9%
Howmet Aerospace, Inc.	3,053	599,090
Axon Enterprise, Inc.*	744	533,924
EMCOR Group, Inc.	714	463,772
GE Vernova, Inc.	647	397,840
Trane Technologies plc	756	319,002
Amphenol Corp. — Class A	2,371	293,411
Caterpillar, Inc.	600	286,290
Westinghouse Air Brake Technologies Corp.	1,171	234,750
Hubbell, Inc.	507	218,167
Parker-Hannifin Corp.	254	192,570
TransDigm Group, Inc.	146	192,431
Garmin Ltd.	730	179,741
Eaton Corporation plc	415	155,314
Ingersoll Rand, Inc.	1,747	144,337
Republic Services, Inc. — Class A	595	136,541
Lennox International, Inc.	246	130,222
Total Industrial		4,477,402

Financial - 11.4%
Interactive Brokers Group, Inc. — Class A	5,783	397,928
Apollo Global Management, Inc.	2,712	361,428
American Express Co.	1,079	358,401
Synchrony Financial	4,284	304,378
CBRE Group, Inc. — Class A*	1,750	275,730
Arch Capital Group Ltd.	3,022	274,186
Progressive Corp.	1,039	256,581
Iron Mountain, Inc. REIT	2,343	238,845
Ameriprise Financial, Inc.	472	231,870
Brown & Brown, Inc.	2,022	189,643
Erie Indemnity Co. — Class A	568	180,715
Visa, Inc. — Class A	510	174,104
Mastercard, Inc. — Class A	303	172,350
Total Financial		3,416,159

Consumer, Non-cyclical - 8.5%
Quanta Services, Inc.	1,253	519,268
United Rentals, Inc.	487	464,920
Insulet Corp.*	1,009	311,509
Corpay, Inc.*	808	232,753
ResMed, Inc.	725	198,454
Intuitive Surgical, Inc.*	437	195,439
Cintas Corp.	886	181,860
Boston Scientific Corp.*	1,855	181,104
DaVita, Inc.*	1,168	155,192
Eli Lilly & Co.	151	115,213
Total Consumer, Non-cyclical		2,555,712

Utilities - 4.9%
Vistra Corp.	3,586	702,569
NRG Energy, Inc.	3,111	503,827
Constellation Energy Corp.	833	274,115
Total Utilities		1,480,511

268 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
S&P 500® PURE GROWTH FUND

	Shares	Value
Energy - 1.8%
Texas Pacific Land Corp.	373	$348,248
Targa Resources Corp.	1,202	201,383
Total Energy		549,631

Total Common Stocks
(Cost $19,706,120)		29,879,514

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$62,540	62,540
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	45,002	45,002
Total Repurchase Agreements
(Cost $107,542)		107,542

Total Investments - 99.9%
(Cost $19,813,662)		$29,987,056
Other Assets & Liabilities, net - 0.1%		42,432
Total Net Assets - 100.0%		$30,029,488

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,879,514	$—	$—	$29,879,514
Repurchase Agreements	—	107,542	—	107,542
Total Assets	$29,879,514	$107,542	$—	$29,987,056

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 269

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $19,706,120)	$29,879,514
Repurchase agreements, at value (cost $107,542)	107,542
Receivables:
Securities sold	176,615
Dividends	7,062
Fund shares sold	1,367
Interest	13
Total assets	30,172,113

Liabilities:
Payable for:
Fund shares redeemed	69,010
Management fees	17,879
Transfer agent fees	11,347
Distribution and service fees	7,009
Printing fees	5,479
Professional fees	5,022
Portfolio accounting and administration fees	2,443
Trustees’ fees*	416
Miscellaneous	24,020
Total liabilities	142,625
Net assets	$30,029,488

Net assets consist of:
Paid in capital	$22,629,519
Total distributable earnings (loss)	7,399,969
Net assets	$30,029,488
Class A:
Net assets	$9,789,197
Capital shares outstanding	84,418
Net asset value per share	$115.96
Maximum offering price per share (Net asset value divided by 95.25%)	$121.74
Class C:
Net assets	$1,744,043
Capital shares outstanding	18,381
Net asset value per share	$94.88
Class H:
Net assets	$18,496,248
Capital shares outstanding	159,575
Net asset value per share	$115.91

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends	$126,757
Interest	5,599
Income from securities lending, net	46
Total investment income	132,402

Expenses:
Management fees	141,526
Distribution and service fees:
Class A	11,554
Class C	8,247
Class H	33,560
Transfer agent fees	40,583
Portfolio accounting and administration fees	28,776
Professional fees	16,938
Registration fees	6,491
Trustees’ fees*	3,978
Custodian fees	2,795
Line of credit fees	5
Miscellaneous	13,676
Total expenses	308,129
Less:
Expenses reimbursed by Adviser	(9,436)
Net expenses	298,693
Net investment loss	(166,291)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,352,994)
Net realized loss	(2,352,994)
Net change in unrealized appreciation (depreciation) on:
Investments	6,716,023
Net change in unrealized appreciation (depreciation)	6,716,023
Net realized and unrealized gain	4,363,029
Net increase in net assets resulting from operations	$4,196,738

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

270 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(166,291)	$(654,716)
Net realized gain (loss) on investments	(2,352,994)	19,682,649
Net change in unrealized appreciation (depreciation) on investments	6,716,023	(2,984,242)
Net increase in net assets resulting from operations	4,196,738	16,043,691

Capital share transactions:
Proceeds from sale of shares
Class A	637,977	2,026,656
Class C	365,737	568,333
Class H	239,006,329	718,963,766
Cost of shares redeemed
Class A	(1,355,661)	(2,863,382)
Class C	(537,494)	(1,227,000)
Class H	(236,292,630)	(741,025,931)
Net increase (decrease) from capital share transactions	1,824,258	(23,557,558)
Net increase (decrease) in net assets	6,020,996	(7,513,867)

Net assets:
Beginning of period	24,008,492	31,522,359
End of period	$30,029,488	$24,008,492

Capital share activity:
Shares sold
Class A	5,828	20,269
Class C	4,051	7,019
Class H	2,253,881	7,217,940
Shares redeemed
Class A	(13,225)	(30,757)
Class C	(6,239)	(15,798)
Class H	(2,242,263)	(7,291,103)
Net increase (decrease) in shares	2,033	(92,428)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 271

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$93.55	$90.66	$74.81	$90.73	$84.03	$53.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.45)	(.86)	(.15)	(.05)	(1.11)	(.80)
Net gain (loss) on investments (realized and unrealized)	22.86	3.75	16.00	(15.87)	10.27	34.07
Total from investment operations	22.41	2.89	15.85	(15.92)	9.16	33.27
Less distributions from:
Net realized gains	—	—	—	—	(2.46)	(3.15)
Total distributions	—	—	—	—	(2.46)	(3.15)
Net asset value, end of period	$115.96	$93.55	$90.66	$74.81	$90.73	$84.03

Total Return[c]	23.96%	3.19%	21.19%	(17.55%)	10.53%	61.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,789	$8,590	$9,275	$7,799	$10,104	$9,724
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.90%)	(0.20%)	(0.06%)	(1.15%)	(1.06%)
Total expenses	1.60%	1.59%	1.59%	1.55%	1.51%	1.60%
Net expenses[d]	1.55%	1.54%	1.55%	1.55%	1.51%	1.60%
Portfolio turnover rate	792%	1,148%	649%	434%	727%	240%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$76.83	$75.02	$62.37	$76.21	$71.42	$46.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.70)	(1.30)	(.58)	(.55)	(1.55)	(1.16)
Net gain (loss) on investments (realized and unrealized)	18.75	3.11	13.23	(13.29)	8.80	29.26
Total from investment operations	18.05	1.81	12.65	(13.84)	7.25	28.10
Less distributions from:
Net realized gains	—	—	—	—	(2.46)	(3.15)
Total distributions	—	—	—	—	(2.46)	(3.15)
Net asset value, end of period	$94.88	$76.83	$75.02	$62.37	$76.21	$71.42

Total Return[c]	23.49%	2.41%	20.28%	(18.16%)	9.71%	60.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,744	$1,580	$2,202	$3,097	$5,339	$7,314
Ratios to average net assets:
Net investment income (loss)	(1.60%)	(1.66%)	(0.91%)	(0.85%)	(1.91%)	(1.80%)
Total expenses	2.35%	2.34%	2.34%	2.30%	2.26%	2.35%
Net expenses[d]	2.30%	2.29%	2.30%	2.30%	2.26%	2.35%
Portfolio turnover rate	792%	1,148%	649%	434%	727%	240%

272 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$93.53	$90.65	$74.79	$90.70	$84.00	$53.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.46)	(.94)	—	(.02)	(1.19)	(.77)
Net gain (loss) on investments (realized and unrealized)	22.84	3.82	15.86	(15.89)	10.35	34.03
Total from investment operations	22.38	2.88	15.86	(15.91)	9.16	33.26
Less distributions from:
Net realized gains	—	—	—	—	(2.46)	(3.15)
Total distributions	—	—	—	—	(2.46)	(3.15)
Net asset value, end of period	$115.91	$93.53	$90.65	$74.79	$90.70	$84.00

Total Return	23.93%	3.18%	21.21%	(17.54%)	10.53%	61.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,496	$13,839	$20,046	$23,313	$27,751	$22,141
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(0.95%)	(0.00)%[e]	(0.03%)	(1.21%)	(1.03%)
Total expenses	1.60%	1.60%	1.59%	1.55%	1.51%	1.61%
Net expenses[d]	1.55%	1.55%	1.55%	1.55%	1.51%	1.61%
Portfolio turnover rate	792%	1,148%	649%	434%	727%	240%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than (0.01)%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 273

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Consumer, Non-cyclical - 29.2%
CVS Health Corp.	66,820	$5,037,560
Archer-Daniels-Midland Co.	60,239	3,598,678
Bunge Global S.A.	37,221	3,024,206
Kroger Co.	35,930	2,422,041
Humana, Inc.	9,071	2,360,002
Cardinal Health, Inc.	14,499	2,275,763
Cencora, Inc. — Class A	7,240	2,262,717
McKesson Corp.	2,913	2,250,409
Tyson Foods, Inc. — Class A	40,186	2,182,100
Centene Corp.*	58,035	2,070,689
Cigna Group	6,485	1,869,301
Kraft Heinz Co.	60,771	1,582,477
Viatris, Inc.	156,861	1,552,924
Molson Coors Beverage Co. — Class B	29,045	1,314,286
Elevance Health, Inc.	4,008	1,295,065
Universal Health Services, Inc. — Class B	5,291	1,081,692
Sysco Corp.	12,452	1,025,298
Molina Healthcare, Inc.*	5,021	960,819
J M Smucker Co.	7,215	783,549
Henry Schein, Inc.*	10,808	717,327
Conagra Brands, Inc.	38,413	703,342
Biogen, Inc.*	4,962	695,077
Global Payments, Inc.	6,515	541,266
Baxter International, Inc.	20,311	462,481
Total Consumer, Non-cyclical		42,069,069

Financial - 19.0%
Citigroup, Inc.	28,400	2,882,600
Invesco Ltd.	103,323	2,370,230
Loews Corp.	18,621	1,869,362
American International Group, Inc.	21,451	1,684,762
Franklin Resources, Inc.	71,528	1,654,443
Everest Group Ltd.	4,602	1,611,758
Citizens Financial Group, Inc.	28,544	1,517,399
Prudential Financial, Inc.	14,096	1,462,319
State Street Corp.	9,561	1,109,172
MetLife, Inc.	12,550	1,033,743
Capital One Financial Corp.	4,720	1,003,377
Allstate Corp.	4,001	858,815
Assurant, Inc.	3,718	805,319
Bank of America Corp.	15,376	793,248
Alexandria Real Estate Equities, Inc. REIT	9,014	751,227
Travelers Companies, Inc.	2,635	735,745
Truist Financial Corp.	15,814	723,016
VICI Properties, Inc. REIT	21,318	695,180
M&T Bank Corp.	3,286	649,379
Principal Financial Group, Inc.	7,824	648,688
Regions Financial Corp.	24,484	645,643
Chubb Ltd.	2,214	624,901
KeyCorp	33,373	623,741
Huntington Bancshares, Inc.	36,057	622,705
Total Financial		27,376,772

Consumer, Cyclical - 15.9%
General Motors Co.	68,742	4,191,200
Ford Motor Co.	335,677	4,014,697
Dollar General Corp.	24,023	2,482,777
Aptiv plc*	25,892	2,232,408
Dollar Tree, Inc.*	20,356	1,920,996
Southwest Airlines Co.	35,591	1,135,709
LKQ Corp.	37,022	1,130,652
Best Buy Company, Inc.	14,790	1,118,420
CarMax, Inc.*	19,657	882,010
Genuine Parts Co.	6,174	855,716
MGM Resorts International*	24,184	838,217
Target Corp.	8,052	722,264
Lennar Corp. — Class A	5,559	700,657
DR Horton, Inc.	3,860	654,154
Total Consumer, Cyclical		22,879,877

Energy - 10.0%
Valero Energy Corp.	19,386	3,300,660
Marathon Petroleum Corp.	13,329	2,569,031
Phillips 66	17,914	2,436,662
APA Corp.	56,945	1,382,625
Devon Energy Corp.	21,307	747,023
Equities Corp.	13,422	730,560
Exxon Mobil Corp.	6,216	700,854
Occidental Petroleum Corp.	14,465	683,471
Chevron Corp.	4,268	662,778
Diamondback Energy, Inc.	4,435	634,649
Coterra Energy, Inc. — Class A	23,373	552,771
Total Energy		14,401,084

Communications - 7.6%
Paramount Skydance Corp. — Class B	221,688	4,194,337
Warner Bros Discovery, Inc.*	180,173	3,518,779
AT&T, Inc.	37,118	1,048,212
Verizon Communications, Inc.	16,264	714,803
Fox Corp. — Class A	9,506	599,448
Comcast Corp. — Class A	18,679	586,894
Fox Corp. — Class B	5,667	324,663
Total Communications		10,987,136

Industrial - 5.9%
Huntington Ingalls Industries, Inc.	7,436	2,140,899
Mohawk Industries, Inc.*	13,668	1,762,078
Jabil, Inc.	6,498	1,411,171
Stanley Black & Decker, Inc.	13,544	1,006,725
Smurfit WestRock plc	18,409	783,671
Textron, Inc.	8,044	679,638
FedEx Corp.	2,860	674,417
Total Industrial		8,458,599

Basic Materials - 5.7%
Mosaic Co.	101,641	3,524,910
LyondellBasell Industries N.V. — Class A	17,880	876,835
Nucor Corp.	6,463	875,284
Dow, Inc.	32,189	738,094
Steel Dynamics, Inc.	4,428	617,396

274 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
S&P 500® PURE VALUE FUND

	Shares	Value
DuPont de Nemours, Inc.	7,505	$584,639
International Paper Co.	11,397	528,821
Eastman Chemical Co.	6,713	423,255
Total Basic Materials		8,169,234

Utilities - 3.8%
Exelon Corp.	23,239	1,045,987
AES Corp.	71,924	946,520
Evergy, Inc.	11,196	851,120
Consolidated Edison, Inc.	6,964	700,021
Eversource Energy	9,810	697,883
Pinnacle West Capital Corp.	7,580	679,623
PG&E Corp.	33,297	502,119
Total Utilities		5,423,273

Technology - 2.2%
Hewlett Packard Enterprise Co.	67,701	1,662,737
Intel Corp.*	45,775	1,535,751
Total Technology		3,198,488

Total Common Stocks
(Cost $139,116,242)		142,963,532

MONEY MARKET FUND***,† - 0.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	268,545	268,545
Total Money Market Fund
(Cost $268,545)		268,545

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$290,783	290,783
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	209,238	209,238
Total Repurchase Agreements
(Cost $500,021)		500,021

Total Investments - 99.8%
(Cost $139,884,808)		$143,732,098
Other Assets & Liabilities, net - 0.2%		262,552
Total Net Assets - 100.0%		$143,994,650

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$142,963,532	$—	$—	$142,963,532
Money Market Fund	268,545	—	—	268,545
Repurchase Agreements	—	500,021	—	500,021
Total Assets	$143,232,077	$500,021	$—	$143,732,098

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 275

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $139,384,787)	$143,232,077
Repurchase agreements, at value (cost $500,021)	500,021
Receivables:
Fund shares sold	463,072
Dividends	72,970
Interest	60
Securities lending income	12
Total assets	144,268,212

Liabilities:
Payable for:
Fund shares redeemed	180,490
Management fees	41,543
Distribution and service fees	14,199
Transfer agent fees	10,956
Portfolio accounting and administration fees	5,677
Trustees’ fees*	247
Miscellaneous	20,450
Total liabilities	273,562
Net assets	$143,994,650

Net assets consist of:
Paid in capital	$167,547,708
Total distributable earnings (loss)	(23,553,058)
Net assets	$143,994,650
Class A:
Net assets	$3,092,243
Capital shares outstanding	26,469
Net asset value per share	$116.83
Maximum offering price per share (Net asset value divided by 95.25%)	$122.66
Class C:
Net assets	$598,532
Capital shares outstanding	6,437
Net asset value per share	$92.98
Class H:
Net assets	$140,303,875
Capital shares outstanding	1,194,962
Net asset value per share	$117.41

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $5)	$195,711
Interest	2,845
Income from securities lending, net	41
Total investment income	198,597

Expenses:
Management fees	90,780
Distribution and service fees:
Class A	3,564
Class C	2,886
Class H	25,975
Transfer agent fees	24,229
Portfolio accounting and administration fees	18,458
Registration fees	14,643
Professional fees	5,541
Custodian fees	1,628
Trustees’ fees*	1,345
Line of credit fees	177
Miscellaneous	5,329
Total expenses	194,555
Less:
Expenses reimbursed by Adviser	(6,052)
Net expenses	188,503
Net investment income	10,094

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,871,786)
Net realized loss	(6,871,786)
Net change in unrealized appreciation on:
Investments	2,085,558
Net change in unrealized appreciation	2,085,558
Net realized and unrealized loss	(4,786,228)
Net decrease in net assets resulting from operations	$(4,776,134)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

276 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,094	$200,516
Net realized loss on investments	(6,871,786)	(2,302,557)
Net change in unrealized appreciation (depreciation) on investments	2,085,558	(234,145)
Net decrease in net assets resulting from operations	(4,776,134)	(2,336,186)

Distributions to shareholders:
Class A	—	(29,793)
Class C	—	(9,570)
Class H	—	(92,347)
Total distributions to shareholders	—	(131,710)

Capital share transactions:
Proceeds from sale of shares
Class A	162,333	1,041,087
Class C	84,339	382,569
Class H	378,825,344	561,165,916
Distributions reinvested
Class A	—	29,230
Class C	—	9,195
Class H	—	85,957
Cost of shares redeemed
Class A	(121,739)	(1,357,816)
Class C	(109,489)	(803,076)
Class H	(252,925,831)	(545,625,391)
Net increase from capital share transactions	125,914,957	14,927,671
Net increase in net assets	121,138,823	12,459,775

Net assets:
Beginning of period	22,855,827	10,396,052
End of period	$143,994,650	$22,855,827

Capital share activity:
Shares sold
Class A	1,504	10,265
Class C	994	4,754
Class H	3,505,231	5,257,267
Shares issued from reinvestment of distributions
Class A	—	271
Class C	—	107
Class H	—	794
Shares redeemed
Class A	(1,116)	(13,435)
Class C	(1,287)	(9,853)
Class H	(2,490,610)	(5,140,084)
Net increase in shares	1,014,716	110,086

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 277

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$107.46	$102.82	$88.84	$101.27	$89.23	$48.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	1.15	1.03	1.05	.89	.70
Net gain (loss) on investments (realized and unrealized)	8.77 [c]	4.46 [c]	14.67	(11.35)	13.43	40.58
Total from investment operations	9.37	5.61	15.70	(10.30)	14.32	41.28
Less distributions from:
Net investment income	—	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Total distributions	—	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Net asset value, end of period	$116.83	$107.46	$102.82	$88.84	$101.27	$89.23

Total Return[d]	8.72%	5.45%	17.93%	(10.20%)	16.26%	85.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,092	$2,803	$2,980	$3,456	$3,600	$2,925
Ratios to average net assets:
Net investment income (loss)	1.12%	1.12%	1.14%	1.11%	0.94%	1.06%
Total expenses	1.61%	1.59%	1.59%	1.55%	1.51%	1.60%
Net expenses[e]	1.56%	1.54%	1.55%	1.55%	1.51%	1.60%
Portfolio turnover rate	833%	2,642%	1,099%	594%	823%	1,207%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$85.85	$82.95	$72.52	$83.72	$74.69	$41.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.29	.27	.30	.14	.18
Net gain (loss) on investments (realized and unrealized)	6.98 [c]	3.58 [c]	11.88	(9.37)	11.17	34.10
Total from investment operations	7.13	3.87	12.15	(9.07)	11.31	34.28
Less distributions from:
Net investment income	—	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Total distributions	—	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Net asset value, end of period	$92.98	$85.85	$82.95	$72.52	$83.72	$74.69

Total Return[d]	8.31%	4.67%	17.07%	(10.89%)	15.40%	83.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$599	$578	$972	$1,264	$1,484	$1,805
Ratios to average net assets:
Net investment income (loss)	0.35%	0.35%	0.37%	0.39%	0.17%	0.32%
Total expenses	2.36%	2.34%	2.34%	2.30%	2.26%	2.35%
Net expenses[e]	2.31%	2.29%	2.31%	2.30%	2.26%	2.35%
Portfolio turnover rate	833%	2,642%	1,099%	594%	823%	1,207%

278 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$107.99	$103.33	$89.26	$101.75	$89.64	$48.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	1.04	.47	.98	.98	.84
Net gain (loss) on investments (realized and unrealized)	9.46 [c]	4.59 [c]	15.32	(11.34)	13.41	40.63
Total from investment operations	9.42	5.63	15.79	(10.36)	14.39	41.47
Less distributions from:
Net investment income	—	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Total distributions	—	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Net asset value, end of period	$117.41	$107.99	$103.33	$89.26	$101.75	$89.64

Total Return	8.72%	5.44%	17.95%	(10.22%)	16.26%	85.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$140,304	$19,475	$6,444	$12,723	$164,615	$52,797
Ratios to average net assets:
Net investment income (loss)	(0.07%)	0.99%	0.51%	1.01%	1.01%	1.17%
Total expenses	1.59%	1.60%	1.60%	1.55%	1.52%	1.58%
Net expenses[e]	1.54%	1.55%	1.56%	1.55%	1.52%	1.58%
Portfolio turnover rate	833%	2,642%	1,099%	594%	823%	1,207%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 279

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Industrial - 28.3%
Comfort Systems USA, Inc.	1,219	$1,005,894
MasTec, Inc.*	2,442	519,682
ATI, Inc.*	5,454	443,628
Chart Industries, Inc.*	2,060	412,309
AAON, Inc.	4,322	403,848
RBC Bearings, Inc.*	978	381,704
Curtiss-Wright Corp.	622	337,709
BWX Technologies, Inc.	1,686	310,848
Clean Harbors, Inc.*	1,306	303,280
Fabrinet*	817	297,894
nVent Electric plc	2,990	294,934
Eagle Materials, Inc.	1,188	276,851
TopBuild Corp.*	701	273,993
AeroVironment, Inc.*	853	268,601
Woodward, Inc.	1,035	261,555
Acuity, Inc.	745	256,571
Kirby Corp.*	2,763	230,573
Applied Industrial Technologies, Inc.	870	227,114
Mueller Industries, Inc.	2,194	221,835
Esab Corp.	1,830	204,484
Belden, Inc.	1,605	193,033
Coherent Corp.*	1,702	183,339
Tetra Tech, Inc.	5,085	169,737
Knife River Corp.*	2,096	161,119
Owens Corning	1,107	156,596
Carlisle Companies, Inc.	402	132,242
Louisiana-Pacific Corp.	1,233	109,540
Saia, Inc.*	334	99,986
Total Industrial		8,138,899

Consumer, Non-cyclical - 23.3%
Roivant Sciences Ltd.*	52,032	787,244
Exelixis, Inc.*	11,276	465,699
Medpace Holdings, Inc.*	898	461,716
Halozyme Therapeutics, Inc.*	6,293	461,529
Shift4 Payments, Inc. — Class A*	4,836	374,306
Globus Medical, Inc. — Class A*	6,385	365,669
Masimo Corp.*	2,450	361,497
United Therapeutics Corp.*	840	352,136
TransUnion	3,451	289,125
Pilgrim’s Pride Corp.	6,826	277,955
Grand Canyon Education, Inc.*	1,229	269,790
Paylocity Holding Corp.*	1,656	263,751
Neurocrine Biosciences, Inc.*	1,877	263,493
Valvoline, Inc.*	6,701	240,633
Sprouts Farmers Market, Inc.*	2,182	237,401
elf Beauty, Inc.*	1,730	229,191
H&R Block, Inc.	4,463	225,694
Coca-Cola Consolidated, Inc.	1,787	209,365
Ensign Group, Inc.	1,143	197,476
Lantheus Holdings, Inc.*	3,747	192,184
HealthEquity, Inc.*	1,790	169,638
Total Consumer, Non-cyclical		6,695,492

Consumer, Cyclical - 14.7%
Planet Fitness, Inc. — Class A*	3,851	399,734
RB Global, Inc.	3,289	356,396
Hyatt Hotels Corp. — Class A	2,502	355,109
Texas Roadhouse, Inc. — Class A	2,078	345,260
Toll Brothers, Inc.	2,432	335,957
Travel + Leisure Co.	5,236	311,490
Hilton Grand Vacations, Inc.*	7,375	308,349
Alaska Air Group, Inc.*	6,179	307,591
American Airlines Group, Inc.*	26,227	294,791
Wingstop, Inc.	1,058	266,277
Abercrombie & Fitch Co. — Class A*	3,070	262,638
Murphy USA, Inc.	575	223,250
Churchill Downs, Inc.	1,786	173,260
Crocs, Inc.*	1,906	159,246
Choice Hotels International, Inc.	1,027	109,796
Total Consumer, Cyclical		4,209,144

Technology - 11.8%
Guidewire Software, Inc.*	1,851	425,471
Appfolio, Inc. — Class A*	1,301	358,634
Twilio, Inc. — Class A*	3,258	326,093
ExlService Holdings, Inc.*	7,323	322,432
CommVault Systems, Inc.*	1,678	316,773
Doximity, Inc. — Class A*	3,762	275,190
Parsons Corp.*	3,144	260,700
Pegasystems, Inc.	4,310	247,825
DocuSign, Inc.*	3,236	233,283
Nutanix, Inc. — Class A*	2,849	211,937
Okta, Inc.*	1,813	166,252
Dynatrace, Inc.*	2,808	136,048
Manhattan Associates, Inc.*	588	120,528
Total Technology		3,401,166

Financial - 8.5%
RenaissanceRe Holdings Ltd.	1,696	430,665
Hamilton Lane, Inc. — Class A	2,437	328,483
Kinsale Capital Group, Inc.	764	324,899
East West Bancorp, Inc.	2,835	301,786
Western Alliance Bancorporation	3,468	300,745
Ryan Specialty Holdings, Inc.	4,212	237,388
Equitable Holdings, Inc.	3,514	178,441
SLM Corp.	6,379	176,571
Houlihan Lokey, Inc.	769	157,891
Total Financial		2,436,869

Energy - 6.4%
Valaris Ltd.*	12,256	597,725
Permian Resources Corp.	23,094	295,603
CNX Resources Corp.*	7,598	244,048
Viper Energy, Inc. — Class A	6,267	239,525
TechnipFMC plc	5,995	236,503
DT Midstream, Inc.	2,024	228,833
Total Energy		1,842,237

280 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
Communications - 4.2%
Hims & Hers Health, Inc.*	15,418	$874,509
Chewy, Inc. — Class A*	8,079	326,796
Total Communications		1,201,305

Basic Materials - 2.5%
Carpenter Technology Corp.	2,876	706,173

Total Common Stocks
(Cost $22,646,356)		28,631,285

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$97,276	97,276
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	69,996	69,996
Total Repurchase Agreements
(Cost $167,272)		167,272

Total Investments - 100.3%
(Cost $22,813,628)		$28,798,557
Other Assets & Liabilities, net - (0.3)%		(73,523)
Total Net Assets - 100.0%		$28,725,034

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,631,285	$—	$—	$28,631,285
Repurchase Agreements	—	167,272	—	167,272
Total Assets	$28,631,285	$167,272	$—	$28,798,557

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 281

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $22,646,356)	$28,631,285
Repurchase agreements, at value (cost $167,272)	167,272
Cash	678
Receivables:
Dividends	5,482
Fund shares sold	819
Foreign tax reclaims	462
Securities lending income	26
Interest	19
Total assets	28,806,043

Liabilities:
Payable for:
Fund shares redeemed	19,537
Management fees	17,252
Transfer agent fees	9,361
Distribution and service fees	5,895
Professional fees	5,352
Printing fees	5,294
Portfolio accounting and administration fees	2,358
Trustees’ fees*	324
Miscellaneous	15,636
Total liabilities	81,009
Net assets	$28,725,034

Net assets consist of:
Paid in capital	$25,658,527
Total distributable earnings (loss)	3,066,507
Net assets	$28,725,034
Class A:
Net assets	$7,260,628
Capital shares outstanding	140,679
Net asset value per share	$51.61
Maximum offering price per share (Net asset value divided by 95.25%)	$54.18
Class C:
Net assets	$242,232
Capital shares outstanding	6,487
Net asset value per share	$37.34
Class H:
Net assets	$21,222,174
Capital shares outstanding	410,516
Net asset value per share	$51.70

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $297)	$151,890
Interest	3,974
Income from securities lending, net	600
Total investment income	156,464

Expenses:
Management fees	118,796
Distribution and service fees:
Class A	8,750
Class C	992
Class H	30,600
Transfer agent fees	32,930
Portfolio accounting and administration fees	24,155
Registration fees	17,782
Professional fees	7,138
Custodian fees	2,227
Trustees’ fees*	2,037
Line of credit fees	49
Miscellaneous	8,372
Total expenses	253,828
Less:
Expenses reimbursed by Adviser	(7,920)
Net expenses	245,908
Net investment loss	(89,444)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,261,988)
Net realized loss	(2,261,988)
Net change in unrealized appreciation (depreciation) on:
Investments	5,219,822
Net change in unrealized appreciation (depreciation)	5,219,822
Net realized and unrealized gain	2,957,834
Net increase in net assets resulting from operations	$2,868,390

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

282 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(89,444)	$(352,504)
Net realized gain (loss) on investments	(2,261,988)	3,337,266
Net change in unrealized appreciation (depreciation) on investments	5,219,822	(12,716,976)
Net increase (decrease) in net assets resulting from operations	2,868,390	(9,732,214)

Distributions to shareholders:
Class A	—	(1,061,081)
Class C	—	(46,264)
Class H	—	(3,118,586)
Total distributions to shareholders	—	(4,225,931)

Capital share transactions:
Proceeds from sale of shares
Class A	580,313	1,082,201
Class C	98,326	329,317
Class H	91,162,737	356,524,051
Distributions reinvested
Class A	—	1,040,995
Class C	—	43,313
Class H	—	3,065,800
Cost of shares redeemed
Class A	(779,342)	(2,908,565)
Class C	(58,006)	(861,886)
Class H	(90,274,109)	(543,306,886)
Net increase (decrease) from capital share transactions	729,919	(184,991,660)
Net increase (decrease) in net assets	3,598,309	(198,949,805)

Net assets:
Beginning of period	25,126,725	224,076,530
End of period	$28,725,034	$25,126,725

Capital share activity:
Shares sold
Class A	11,605	19,284
Class C	2,680	7,826
Class H	1,821,371	6,217,548
Shares issued from reinvestment of distributions
Class A	—	19,791
Class C	—	1,131
Class H	—	58,197
Shares redeemed
Class A	(15,995)	(53,108)
Class C	(1,626)	(20,333)
Class H	(1,825,394)	(9,459,708)
Net decrease in shares	(7,359)	(3,209,372)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 283

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$44.54	$59.38	$43.18	$53.47	$64.65	$33.77
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.42)	(.16)	(.18)	(.69)	(.57)
Net gain (loss) on investments (realized and unrealized)	7.22	(6.92)	16.36	(5.43)	(3.86)	32.09
Total from investment operations	7.07	(7.34)	16.20	(5.61)	(4.55)	31.52
Less distributions from:
Net realized gains	—	(7.50)	—	(4.68)	(6.63)	(.64)
Total distributions	—	(7.50)	—	(4.68)	(6.63)	(.64)
Net asset value, end of period	$51.61	$44.54	$59.38	$43.18	$53.47	$64.65

Total Return[c]	15.87%	(14.29%)	37.52%	(10.32%)	(8.07%)	93.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,261	$6,461	$9,447	$6,319	$7,895	$11,272
Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.77%)	(0.34%)	(0.39%)	(1.09%)	(1.08%)
Total expenses	1.60%	1.59%	1.59%	1.55%	1.51%	1.59%
Net expenses[d]	1.55%	1.54%	1.55%	1.55%	1.51%	1.59%
Portfolio turnover rate	345%	716%	570%	372%	125%	407%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$32.34	$45.47	$33.32	$42.78	$53.41	$28.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.64)	(.41)	(.43)	(.96)	(.78)
Net gain (loss) on investments (realized and unrealized)	5.24	(4.99)	12.56	(4.35)	(3.04)	26.66
Total from investment operations	5.00	(5.63)	12.15	(4.78)	(4.00)	25.88
Less distributions from:
Net realized gains	—	(7.50)	—	(4.68)	(6.63)	(.64)
Total distributions	—	(7.50)	—	(4.68)	(6.63)	(.64)
Net asset value, end of period	$37.34	$32.34	$45.47	$33.32	$42.78	$53.41

Total Return[c]	15.46%	(14.91%)	36.46%	(11.00%)	(8.76%)	92.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$242	$176	$764	$1,214	$2,023	$4,005
Ratios to average net assets:
Net investment income (loss)	(1.37%)	(1.52%)	(1.15%)	(1.16%)	(1.85%)	(1.82%)
Total expenses	2.35%	2.33%	2.33%	2.30%	2.26%	2.35%
Net expenses[d]	2.30%	2.28%	2.30%	2.30%	2.26%	2.35%
Portfolio turnover rate	345%	716%	570%	372%	125%	407%

284 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$44.60	$59.43	$43.24	$53.54	$64.74	$33.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.45)	(.13)	(.17)	(.70)	(.56)
Net gain (loss) on investments (realized and unrealized)	7.23	(6.88)	16.32	(5.45)	(3.87)	32.12
Total from investment operations	7.10	(7.33)	16.19	(5.62)	(4.57)	31.56
Less distributions from:
Net realized gains	—	(7.50)	—	(4.68)	(6.63)	(.64)
Total distributions	—	(7.50)	—	(4.68)	(6.63)	(.64)
Net asset value, end of period	$51.70	$44.60	$59.43	$43.24	$53.54	$64.74

Total Return	15.92%	(14.27%)	37.44%	(10.32%)	(8.09%)	93.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,222	$18,490	$213,865	$20,247	$29,225	$50,599
Ratios to average net assets:
Net investment income (loss)	(0.54%)	(0.80%)	(0.26%)	(0.36%)	(1.10%)	(1.06%)
Total expenses	1.60%	1.57%	1.57%	1.55%	1.51%	1.59%
Net expenses[d]	1.55%	1.52%	1.53%	1.55%	1.51%	1.59%
Portfolio turnover rate	345%	716%	570%	372%	125%	407%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 285

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 26.4%
Macy’s, Inc.	11,676	$209,350
Lear Corp.	1,877	188,845
Goodyear Tire & Rubber Co.*	22,357	167,230
AutoNation, Inc.*	735	160,796
Lithia Motors, Inc. — Class A	427	134,932
Penske Automotive Group, Inc.	770	133,911
WESCO International, Inc.	471	99,617
Thor Industries, Inc.	887	91,973
Whirlpool Corp.	1,112	87,403
Visteon Corp.	680	81,505
PVH Corp.	930	77,906
Harley-Davidson, Inc.	2,594	72,372
Taylor Morrison Home Corp. — Class A*	1,013	66,868
Polaris, Inc.	1,121	65,164
Capri Holdings Ltd.*	2,840	56,573
Gap, Inc.	2,328	49,796
Aramark	1,055	40,512
Marriott Vacations Worldwide Corp.	578	38,472
Under Armour, Inc. — Class A*	2,547	12,709
Under Armour, Inc. — Class C*	1,773	8,564
Total Consumer, Cyclical		1,844,498

Industrial - 16.8%
TD SYNNEX Corp.	1,468	240,385
Avnet, Inc.	3,842	200,860
Arrow Electronics, Inc.*	1,595	192,995
Oshkosh Corp.	673	87,288
AGCO Corp.	756	80,945
Flex Ltd.*	1,294	75,013
Greif, Inc. — Class A	1,243	74,282
Terex Corp.	1,300	66,690
CNH Industrial N.V.	4,861	52,742
Sonoco Products Co.	991	42,702
Knight-Swift Transportation Holdings, Inc.	815	32,201
Fluor Corp.*	705	29,659
Total Industrial		1,175,762

Financial - 14.6%
Brighthouse Financial, Inc.*	2,259	119,908
Valley National Bancorp	7,849	83,199
Reinsurance Group of America, Inc. — Class A	414	79,542
Ally Financial, Inc.	1,902	74,558
Unum Group	882	68,602
Kilroy Realty Corp. REIT	1,520	64,220
CNO Financial Group, Inc.	1,513	59,839
Associated Banc-Corp.	2,284	58,722
FNB Corp.	3,453	55,628
Old Republic International Corp.	1,288	54,701
Bank OZK	1,035	52,764
Essent Group Ltd.	812	51,611
Hanover Insurance Group, Inc.	251	45,589
First American Financial Corp.	694	44,583
Kemper Corp.	746	38,456
Starwood Property Trust, Inc. REIT	1,966	38,081
Prosperity Bancshares, Inc.	490	32,512
Total Financial		1,022,515

Energy - 13.7%
HF Sinclair Corp.	5,808	303,991
PBF Energy, Inc. — Class A	7,430	224,163
NOV, Inc.	7,953	105,377
Civitas Resources, Inc.	2,722	88,465
Murphy Oil Corp.	2,931	83,270
Chord Energy Corp.	799	79,396
Ovintiv, Inc.	1,757	70,948
Total Energy		955,610

Consumer, Non-cyclical - 13.0%
Avis Budget Group, Inc.*	944	151,583
Performance Food Group Co.*	1,353	140,766
Graham Holdings Co. — Class B	105	123,617
Albertsons Companies, Inc. — Class A	5,269	92,260
Perrigo Company plc	3,974	88,501
US Foods Holding Corp.*	1,052	80,604
Elanco Animal Health, Inc.*	3,812	76,774
GXO Logistics, Inc.*	1,065	56,328
Darling Ingredients, Inc.*	1,464	45,194
Insperity, Inc.	586	28,831
Coty, Inc. — Class A*	6,048	24,434
Total Consumer, Non-cyclical		908,892

Technology - 6.0%
Concentrix Corp.	5,566	256,871
BILL Holdings, Inc.*	1,121	59,379
Amkor Technology, Inc.	1,983	56,317
Maximus, Inc.	536	48,975
Total Technology		421,542

Basic Materials - 4.6%
Cleveland-Cliffs, Inc.*	17,365	211,853
Commercial Metals Co.	933	53,442
Ashland, Inc.	606	29,033
Olin Corp.	1,048	26,190
Total Basic Materials		320,518

Utilities - 4.4%
UGI Corp.	2,143	71,276
Northwestern Energy Group, Inc.	897	52,573
Spire, Inc.	610	49,727
Southwest Gas Holdings, Inc.	590	46,221
Portland General Electric Co.	1,045	45,980
Black Hills Corp.	638	39,294
Total Utilities		305,071

Total Common Stocks
(Cost $5,577,023)		6,954,408

286 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
MONEY MARKET FUND***,† - 0.1%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	9,051	$9,051
Total Money Market Fund
(Cost $9,051)		9,051

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$20,393	20,393
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	14,674	14,674
Total Repurchase Agreements
(Cost $35,067)		35,067

Total Investments - 100.1%
(Cost $5,621,141)		$6,998,526
Other Assets & Liabilities, net - (0.1)%		(6,431)
Total Net Assets - 100.0%		$6,992,095

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,954,408	$—	$—	$6,954,408
Money Market Fund	9,051	—	—	9,051
Repurchase Agreements	—	35,067	—	35,067
Total Assets	$6,963,459	$35,067	$—	$6,998,526

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 287

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $5,586,074)	$6,963,459
Repurchase agreements, at value (cost $35,067)	35,067
Receivables:
Dividends	8,002
Fund shares sold	978
Securities lending income	39
Interest	4
Total assets	7,007,549

Liabilities:
Payable for:
Management fees	4,274
Transfer agent fees	2,363
Professional fees	1,503
Distribution and service fees	1,501
Printing fees	1,312
Licensing fees	875
Portfolio accounting and administration fees	584
Trustees’ fees*	79
Fund shares redeemed	40
Miscellaneous	2,923
Total liabilities	15,454
Net assets	$6,992,095

Net assets consist of:
Paid in capital	$4,987,394
Total distributable earnings (loss)	2,004,701
Net assets	$6,992,095
Class A:
Net assets	$2,074,790
Capital shares outstanding	26,722
Net asset value per share	$77.64
Maximum offering price per share (Net asset value divided by 95.25%)	$81.51
Class C:
Net assets	$122,732
Capital shares outstanding	1,995
Net asset value per share	$61.52
Class H:
Net assets	$4,794,573
Capital shares outstanding	61,888
Net asset value per share	$77.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends	$87,368
Interest	1,013
Income from securities lending, net	212
Total investment income	88,593

Expenses:
Management fees	27,515
Distribution and service fees:
Class A	2,453
Class C	649
Class H	6,556
Transfer agent fees	7,914
Portfolio accounting and administration fees	5,595
Professional fees	3,058
Trustees’ fees*	759
Custodian fees	536
Line of credit fees	118
Miscellaneous	4,213
Total expenses	59,366
Less:
Expenses reimbursed by Adviser	(1,834)
Net expenses	57,532
Net investment income	31,061

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,365,958
Net realized gain	1,365,958
Net change in unrealized appreciation (depreciation) on:
Investments	819,937
Net change in unrealized appreciation (depreciation)	819,937
Net realized and unrealized gain	2,185,895
Net increase in net assets resulting from operations	$2,216,956

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

288 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$31,061	$23,032
Net realized gain (loss) on investments	1,365,958	(89,367)
Net change in unrealized appreciation (depreciation) on investments	819,937	(661,321)
Net increase (decrease) in net assets resulting from operations	2,216,956	(1,127,656)

Distributions to shareholders:
Class A	—	(148,965)
Class C	—	(24,013)
Class H	—	(510,807)
Total distributions to shareholders	—	(683,785)

Capital share transactions:
Proceeds from sale of shares
Class A	275,345	1,545,927
Class C	12,496	256,794
Class H	45,658,719	264,655,856
Distributions reinvested
Class A	—	148,338
Class C	—	20,887
Class H	—	504,414
Cost of shares redeemed
Class A	(427,094)	(1,194,037)
Class C	(52,405)	(420,920)
Class H	(46,637,412)	(264,107,166)
Net increase (decrease) from capital share transactions	(1,170,351)	1,410,093
Net increase (decrease) in net assets	1,046,605	(401,348)

Net assets:
Beginning of period	5,945,490	6,346,838
End of period	$6,992,095	$5,945,490

Capital share activity:
Shares sold
Class A	3,635	20,661
Class C	201	4,173
Class H	653,051	3,438,555
Shares issued from reinvestment of distributions
Class A	—	1,946
Class C	—	344
Class H	—	6,627
Shares redeemed
Class A	(5,907)	(16,135)
Class C	(940)	(7,043)
Class H	(646,590)	(3,446,097)
Net increase in shares	3,450	3,031

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 289

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$68.73	$76.40	$60.65	$70.65	$70.16	$30.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.35	.04	.49	.40	.20
Net gain (loss) on investments (realized and unrealized)	8.58	(3.24)	16.00	(1.88)	4.22	39.45
Total from investment operations	8.91	(2.89)	16.04	(1.39)	4.62	39.65
Less distributions from:
Net investment income	—	—	(.29)	(.08)	(.86)	(.02)
Net realized gains	—	(4.78)	—	(8.53)	(3.27)	—
Total distributions	—	(4.78)	(.29)	(8.61)	(4.13)	(.02)
Net asset value, end of period	$77.64	$68.73	$76.40	$60.65	$70.65	$70.16

Total Return[c]	12.96%	(4.39%)	26.51%	(1.32%)	6.67%	129.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,075	$1,993	$1,721	$2,241	$1,400	$1,868
Ratios to average net assets:
Net investment income (loss)	0.92%	0.46%	0.07%	0.75%	0.55%	0.41%
Total expenses	1.61%	1.60%	1.59%	1.55%	1.51%	1.59%
Net expenses[d]	1.56%	1.55%	1.55%	1.55%	1.51%	1.59%
Portfolio turnover rate	763%	3,996%	868%	1,064%	252%	454%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$54.66	$62.15	$49.75	$60.04	$60.66	$26.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	(.24)	(.40)	(.02)	(.13)	(.13)
Net gain (loss) on investments (realized and unrealized)	6.82	(2.47)	13.09	(1.66)	3.64	34.22
Total from investment operations	6.86	(2.71)	12.69	(1.68)	3.51	34.09
Less distributions from:
Net investment income	—	—	(.29)	(.08)	(.86)	(.02)
Net realized gains	—	(4.78)	—	(8.53)	(3.27)	—
Total distributions	—	(4.78)	(.29)	(8.61)	(4.13)	(.02)
Net asset value, end of period	$61.52	$54.66	$62.15	$49.75	$60.04	$60.66

Total Return[c]	12.55%	(5.11%)	25.58%	(2.06%)	5.86%	128.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$123	$149	$327	$1,768	$493	$1,690
Ratios to average net assets:
Net investment income (loss)	0.14%	(0.39%)	(0.77%)	(0.03%)	(0.21%)	(0.30%)
Total expenses	2.36%	2.34%	2.33%	2.30%	2.26%	2.34%
Net expenses[d]	2.31%	2.29%	2.31%	2.30%	2.26%	2.34%
Portfolio turnover rate	763%	3,996%	868%	1,064%	252%	454%

290 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$68.62	$76.31	$60.56	$70.54	$70.05	$30.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.15	—	.49	.35	.31
Net gain (loss) on investments (realized and unrealized)	8.55	(3.06)	16.04	(1.86)	4.27	39.28
Total from investment operations	8.85	(2.91)	16.04	(1.37)	4.62	39.59
Less distributions from:
Net investment income	—	—	(.29)	(.08)	(.86)	(.02)
Net realized gains	—	(4.78)	—	(8.53)	(3.27)	—
Total distributions	—	(4.78)	(.29)	(8.61)	(4.13)	(.02)
Net asset value, end of period	$77.47	$68.62	$76.31	$60.56	$70.54	$70.05

Total Return	12.90%	(4.43%)	26.57%	(1.30%)	6.68%	129.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,795	$3,803	$4,299	$7,749	$28,139	$154,269
Ratios to average net assets:
Net investment income (loss)	0.84%	0.20%	0.01%	0.74%	0.48%	0.51%
Total expenses	1.60%	1.61%	1.59%	1.55%	1.51%	1.54%
Net expenses[d]	1.55%	1.56%	1.55%	1.55%	1.51%	1.54%
Portfolio turnover rate	763%	3,996%	868%	1,064%	252%	454%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 291

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 28.1%
Protagonist Therapeutics, Inc.*	1,600	$106,288
Adtalem Global Education, Inc.*	550	84,947
Corcept Therapeutics, Inc.*	1,003	83,359
TG Therapeutics, Inc.*	2,002	72,322
Veracyte, Inc.*	1,917	65,811
Chefs’ Warehouse, Inc.*	1,053	61,421
Krystal Biotech, Inc.*	326	57,549
TransMedics Group, Inc.*	485	54,417
Cal-Maine Foods, Inc.	568	53,449
Sarepta Therapeutics, Inc.*	2,553	49,196
Phibro Animal Health Corp. — Class A	1,171	47,379
ADMA Biologics, Inc.*	3,163	46,370
Catalyst Pharmaceuticals, Inc.*	2,163	42,611
UFP Technologies, Inc.*	196	39,122
Stride, Inc.*	258	38,427
Collegium Pharmaceutical, Inc.*	1,022	35,760
ICU Medical, Inc.*	243	29,150
Artivion, Inc.*	687	29,088
Harmony Biosciences Holdings, Inc.*	1,041	28,690
LeMaitre Vascular, Inc.	324	28,353
ANI Pharmaceuticals, Inc.*	302	27,663
BioLife Solutions, Inc.*	1,022	26,071
Astrana Health, Inc.*	903	25,600
Verra Mobility Corp.*	999	24,675
Arcus Biosciences, Inc.*	1,632	22,195
CorVel Corp.*	278	21,523
PROG Holdings, Inc.	664	21,487
RadNet, Inc.*	247	18,824
Integer Holdings Corp.*	181	18,703
Inspire Medical Systems, Inc.*	195	14,469
GEO Group, Inc.*	692	14,179
Vericel Corp.*	443	13,941
Glaukos Corp.*	167	13,619
Inter Parfums, Inc.	114	11,215
Payoneer Global, Inc.*	1,551	9,384
Ligand Pharmaceuticals, Inc.*,†††	107	—
Ligand Pharmaceuticals, Inc.*,†††	107	—
Total Consumer, Non-cyclical		1,337,257

Industrial - 20.7%
DXP Enterprises, Inc.*	748	89,064
Powell Industries, Inc.	230	70,106
AZZ, Inc.	615	67,115
Dycom Industries, Inc.*	215	62,728
Sterling Infrastructure, Inc.*	184	62,501
SPX Technologies, Inc.*	269	50,244
Mirion Technologies, Inc.*	2,148	49,963
Armstrong World Industries, Inc.	232	45,474
Zurn Elkay Water Solutions Corp.	947	44,538
Greenbrier Companies, Inc.	860	39,706
Trinity Industries, Inc.	1,285	36,031
Granite Construction, Inc.	321	35,198
Cactus, Inc. — Class A	761	30,037
ESCO Technologies, Inc.	138	29,133
Federal Signal Corp.	232	27,606
OSI Systems, Inc.*	110	27,416
Frontdoor, Inc.*	398	26,782
Griffon Corp.	342	26,043
CSW Industrials, Inc.	107	25,974
Itron, Inc.*	191	23,791
Badger Meter, Inc.	125	22,323
Mueller Water Products, Inc. — Class A	862	21,998
Enerpac Tool Group Corp.	492	20,172
Moog, Inc. — Class A	87	18,067
Kadant, Inc.	58	17,260
Apogee Enterprises, Inc.	384	16,731
Total Industrial		986,001

Financial - 20.1%
Acadian Asset Management, Inc.	1,692	81,487
Palomar Holdings, Inc.*	533	62,228
Axos Financial, Inc.*	711	60,186
HCI Group, Inc.	287	55,084
Enova International, Inc.*	437	50,294
MARA Holdings, Inc.*	2,648	48,352
Bancorp, Inc.*	601	45,009
Cleanspark, Inc.*	2,987	43,312
Mercury General Corp.	507	42,983
Trupanion, Inc.*	971	42,025
Pathward Financial, Inc.	543	40,187
WisdomTree, Inc.	2,889	40,157
PJT Partners, Inc. — Class A	196	34,835
DiamondRock Hospitality Co. REIT	4,158	33,098
Xenia Hotels & Resorts, Inc. REIT	2,319	31,817
Preferred Bank/Los Angeles CA	327	29,558
Sunstone Hotel Investors, Inc. REIT	2,842	26,629
Ryman Hospitality Properties, Inc. REIT	293	26,250
NMI Holdings, Inc. — Class A*	582	22,314
Goosehead Insurance, Inc. — Class A	264	19,647
ServisFirst Bancshares, Inc.	231	18,602
Virtu Financial, Inc. — Class A	488	17,324
Outfront Media, Inc. REIT	906	16,598
Essential Properties Realty Trust, Inc. REIT	536	15,951
BancFirst Corp.	108	13,657
City Holding Co.	107	13,254
Curbline Properties Corp. REIT	583	13,001
NexPoint Residential Trust, Inc. REIT	375	12,082
Total Financial		955,921

Consumer, Cyclical - 15.3%
Cinemark Holdings, Inc.	2,130	59,683
OPENLANE, Inc.*	1,893	54,481
Dorman Products, Inc.*	328	51,129
Cavco Industries, Inc.*	81	47,039
Green Brick Partners, Inc.*	621	45,867
SkyWest, Inc.*	443	44,575
Boot Barn Holdings, Inc.*	243	40,270
Madison Square Garden Sports Corp. — Class A*	167	37,909
Pursuit Attractions and Hospitality, Inc.*	997	36,071
Installed Building Products, Inc.	146	36,013
Brinker International, Inc.*	268	33,950

292 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Dream Finders Homes, Inc. — Class A*	1,309	$33,929
Shake Shack, Inc. — Class A*	358	33,513
Interface, Inc. — Class A	1,058	30,618
Freshpet, Inc.*	521	28,712
Sabre Corp.*	11,553	21,142
Monarch Casino & Resort, Inc.	198	20,956
Six Flags Entertainment Corp.*	740	16,813
Dave & Buster’s Entertainment, Inc.*	869	15,781
Champion Homes, Inc.*	192	14,663
Kontoor Brands, Inc.	161	12,843
XPEL, Inc.*	319	10,549
Total Consumer, Cyclical		726,506

Technology - 4.5%
Impinj, Inc.*	314	56,755
Clear Secure, Inc. — Class A	1,235	41,224
ACI Worldwide, Inc.*	665	35,092
Agilysys, Inc.*	219	23,050
DigitalOcean Holdings, Inc.*	537	18,344
Semtech Corp.*	247	17,648
Box, Inc. — Class A*	465	15,006
SPS Commerce, Inc.*	73	7,602
Total Technology		214,721

Energy - 4.4%
Warrior Met Coal, Inc.	541	34,429
Kodiak Gas Services, Inc.	809	29,909
Archrock, Inc.	1,108	29,152
Core Natural Resources, Inc.	342	28,550
Tidewater, Inc.*	519	27,678
Atlas Energy Solutions, Inc.	1,784	20,284
Northern Oil & Gas, Inc.	816	20,237
Oceaneering International, Inc.*	750	18,585
Total Energy		208,824

Communications - 4.0%
InterDigital, Inc.	319	110,128
Q2 Holdings, Inc.*	417	30,187
Cargurus, Inc.*	560	20,849
QuinStreet, Inc.*	1,324	20,482
Cogent Communications Holdings, Inc.	300	11,505
Total Communications		193,151

Basic Materials - 2.4%
Hawkins, Inc.	274	50,065
Century Aluminum Co.*	1,646	48,327
Sylvamo Corp.	388	17,157
Total Basic Materials		115,549

Total Common Stocks
(Cost $3,848,471)		4,737,930

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$19,306	19,306
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	13,892	13,892
Total Repurchase Agreements
(Cost $33,198)		33,198

Total Investments - 100.2%
(Cost $3,881,669)		$4,771,128
Other Assets & Liabilities, net - (0.2)%		(11,457)
Total Net Assets - 100.0%		$4,759,671

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 293

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,737,930	$—	$—	*	$4,737,930
Repurchase Agreements	—	33,198	—		33,198
Total Assets	$4,737,930	$33,198	$—		$4,771,128

*	Security has a market value of $0.

294 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $3,848,471)	$4,737,930
Repurchase agreements, at value (cost $33,198)	33,198
Receivables:
Dividends	1,987
Fund shares sold	759
Interest	4
Securities lending income	2
Total assets	4,773,880

Liabilities:
Payable for:
Fund shares redeemed	4,788
Management fees	2,776
Transfer agent fees	1,335
Distribution and service fees	991
Printing fees	852
Professional fees	781
Portfolio accounting and administration fees	379
Trustees’ fees*	44
Miscellaneous	2,263
Total liabilities	14,209
Net assets	$4,759,671

Net assets consist of:
Paid in capital	$7,310,170
Total distributable earnings (loss)	(2,550,499)
Net assets	$4,759,671
Class A:
Net assets	$1,514,236
Capital shares outstanding	27,314
Net asset value per share	$55.44
Maximum offering price per share (Net asset value divided by 95.25%)	$58.20
Class C:
Net assets	$111,054
Capital shares outstanding	2,658
Net asset value per share	$41.78
Class H:
Net assets	$3,134,381
Capital shares outstanding	56,633
Net asset value per share	$55.35

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends	$14,437
Interest	535
Income from securities lending, net	39
Total investment income	15,011

Expenses:
Management fees	13,333
Distribution and service fees:
Class A	1,409
Class C	289
Class H	2,963
Transfer agent fees	3,864
Portfolio accounting and administration fees	2,711
Professional fees	2,551
Trustees’ fees*	517
Custodian fees	277
Line of credit fees	37
Miscellaneous	679
Total expenses	28,630
Less:
Expenses reimbursed by Adviser	(889)
Net expenses	27,741
Net investment loss	(12,730)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(802)
Net realized loss	(802)
Net change in unrealized appreciation (depreciation) on:
Investments	481,778
Net change in unrealized appreciation (depreciation)	481,778
Net realized and unrealized gain	480,976
Net increase in net assets resulting from operations	$468,246

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 295

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(12,730)	$(46,831)
Net realized loss on investments	(802)	(3,269,964)
Net change in unrealized appreciation (depreciation) on investments	481,778	(343,874)
Net increase (decrease) in net assets resulting from operations	468,246	(3,660,669)

Distributions to shareholders:
Class A	—	(94,860)
Class C	—	(19,501)
Class H	—	(260,296)
Total distributions to shareholders	—	(374,657)

Capital share transactions:
Proceeds from sale of shares
Class A	537,672	1,392,943
Class C	86,210	408,424
Class H	1,534,161	350,976,377
Distributions reinvested
Class A	—	91,158
Class C	—	17,244
Class H	—	253,278
Cost of shares redeemed
Class A	(130,972)	(1,393,245)
Class C	(21,391)	(663,558)
Class H	(958,390)	(347,849,282)
Net increase from capital share transactions	1,047,290	3,233,339
Net increase (decrease) in net assets	1,515,536	(801,987)

Net assets:
Beginning of period	3,244,135	4,046,122
End of period	$4,759,671	$3,244,135

Capital share activity:
Shares sold
Class A	10,053	25,198
Class C	2,108	9,233
Class H	28,530	6,447,990
Shares issued from reinvestment of distributions
Class A	—	1,668
Class C	—	416
Class H	—	4,645
Shares redeemed
Class A	(2,761)	(25,912)
Class C	(574)	(16,043)
Class H	(18,832)	(6,453,879)
Net increase (decrease) in shares	18,524	(6,684)

296 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$47.90	$55.36	$44.74	$53.16	$89.23	$43.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.15)	(.02)	.13	(.70)	(.62)
Net gain (loss) on investments (realized and unrealized)	7.72	(1.71)	10.64	(8.55)[e]	(5.41)	46.00
Total from investment operations	7.54	(1.86)	10.62	(8.42)	(6.11)	45.38
Less distributions from:
Net investment income	—	(.02)	—	—	—	—
Net realized gains	—	(5.58)	—	—	(29.96)	—
Total distributions	—	(5.60)	—	—	(29.96)	—
Net asset value, end of period	$55.44	$47.90	$55.36	$44.74	$53.16	$89.23

Total Return[c]	15.74%	(4.62%)	23.74%	(15.84%)	(11.08%)	103.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,514	$959	$1,056	$948	$1,406	$3,448
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.28%)	(0.05%)	0.29%	(0.88%)	(0.86%)
Total expenses	1.60%	1.60%	1.59%	1.55%	1.51%	1.58%
Net expenses[d]	1.55%	1.55%	1.55%	1.55%	1.51%	1.58%
Portfolio turnover rate	28%	3,105%	942%	812%	707%	752%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$36.23	$43.46	$35.39	$42.35	$77.59	$38.41
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.41)	(.31)	(.20)	(1.17)	(.96)
Net gain (loss) on investments (realized and unrealized)	5.84	(1.22)	8.38	(6.76)[e]	(4.11)	40.14
Total from investment operations	5.55	(1.63)	8.07	(6.96)	(5.28)	39.18
Less distributions from:
Net investment income	—	(.02)	—	—	—	—
Net realized gains	—	(5.58)	—	—	(29.96)	—
Total distributions	—	(5.60)	—	—	(29.96)	—
Net asset value, end of period	$41.78	$36.23	$43.46	$35.39	$42.35	$77.59

Total Return[c]	15.32%	(5.33%)	22.80%	(16.43%)	(11.75%)	102.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111	$41	$327	$278	$483	$2,329
Ratios to average net assets:
Net investment income (loss)	(1.46%)	(0.96%)	(0.83%)	(0.54%)	(1.69%)	(1.59%)
Total expenses	2.33%	2.34%	2.34%	2.30%	2.26%	2.33%
Net expenses[d]	2.28%	2.29%	2.30%	2.30%	2.26%	2.33%
Portfolio turnover rate	28%	3,105%	942%	812%	707%	752%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 297

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$47.82	$55.29	$44.67	$53.15	$89.21	$43.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.22)	.04	.02	(.81)	(.86)
Net gain (loss) on investments (realized and unrealized)	7.71	(1.65)	10.58	(8.50)[e]	(5.29)	46.23
Total from investment operations	7.53	(1.87)	10.62	(8.48)	(6.10)	45.37
Less distributions from:
Net investment income	—	(.02)	—	—	—	—
Net realized gains	—	(5.58)	—	—	(29.96)	—
Total distributions	—	(5.60)	—	—	(29.96)	—
Net asset value, end of period	$55.35	$47.82	$55.29	$44.67	$53.15	$89.21

Total Return	15.75%	(4.63%)	23.77%	(15.95%)	(11.06%)	103.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,134	$2,244	$2,664	$3,401	$3,312	$25,071
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.39%)	0.09%	0.05%	(0.97%)	(1.05%)
Total expenses	1.60%	1.61%	1.57%	1.55%	1.51%	1.54%
Net expenses[d]	1.55%	1.56%	1.55%	1.55%	1.51%	1.54%
Portfolio turnover rate	28%	3,105%	942%	812%	707%	752%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

298 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Cyclical - 31.2%
National Vision Holdings, Inc.*	2,519	$73,530
Dana, Inc.	3,642	72,986
Adient plc*	2,931	70,578
Advance Auto Parts, Inc.	1,087	66,742
Kohl’s Corp.	4,179	64,231
Topgolf Callaway Brands Corp.*	6,592	62,624
BorgWarner, Inc.	1,124	49,411
Titan International, Inc.*	6,365	48,119
MarineMax, Inc.*	1,827	46,278
Guess?, Inc.	2,263	37,815
Asbury Automotive Group, Inc.*	152	37,156
Standard Motor Products, Inc.	907	37,024
American Axle & Manufacturing Holdings, Inc.*	6,083	36,559
Sonic Automotive, Inc. — Class A	477	36,295
G-III Apparel Group Ltd.*	1,252	33,316
Sally Beauty Holdings, Inc.*	2,030	33,048
Resideo Technologies, Inc.*	723	31,219
ScanSource, Inc.*	653	28,725
JetBlue Airways Corp.*	5,579	27,449
Penn Entertainment, Inc.*	1,241	23,902
Cracker Barrel Old Country Store, Inc.	484	21,325
Caesars Entertainment, Inc.*	729	19,701
Century Communities, Inc.	290	18,377
MillerKnoll, Inc.	1,029	18,255
Allegiant Travel Co. — Class A*	277	16,833
PriceSmart, Inc.	138	16,724
Caleres, Inc.	1,175	15,322
Academy Sports & Outdoors, Inc.	304	15,206
Bloomin’ Brands, Inc.	1,762	12,634
Sun Country Airlines Holdings, Inc.*	1,060	12,519
Winnebago Industries, Inc.	369	12,339
Signet Jewelers Ltd.	125	11,990
Fox Factory Holding Corp.*	441	10,712
Newell Brands, Inc.	1,792	9,390
Shoe Carnival, Inc.	437	9,085
Meritage Homes Corp.	119	8,619
LGI Homes, Inc.*	109	5,637
Total Consumer, Cyclical		1,151,675

Financial - 20.9%
Lincoln National Corp.	1,430	57,672
Genworth Financial, Inc. — Class A*	6,387	56,844
EZCORP, Inc. — Class A*	2,794	53,198
ProAssurance Corp.*	2,183	52,370
Millrose Properties, Inc. — Class A REIT	1,546	51,961
Air Lease Corp. — Class A	471	29,979
Cushman & Wakefield plc*	1,768	28,146
United Fire Group, Inc.	918	27,926
PRA Group, Inc.*	1,634	25,229
SiriusPoint Ltd.*	1,290	23,336
Navient Corp.	1,676	22,039
Adamas Trust, Inc. REIT	3,078	21,454
JBG SMITH Properties REIT	939	20,893
Jackson Financial, Inc. — Class A	196	19,841
PennyMac Mortgage Investment Trust REIT	1,575	19,310
Global Net Lease, Inc. REIT	2,252	18,309
Bread Financial Holdings, Inc.	301	16,787
Safehold, Inc. REIT	1,051	16,280
Hilltop Holdings, Inc.	461	15,407
Hope Bancorp, Inc.	1,425	15,347
SITE Centers Corp. REIT	1,677	15,110
Apollo Commercial Real Estate Finance, Inc. REIT	1,480	14,992
Ellington Financial, Inc. REIT	1,089	14,135
Redwood Trust, Inc. REIT	2,380	13,780
Renasant Corp.	370	13,649
ARMOUR Residential REIT, Inc.	851	12,714
Capitol Federal Financial, Inc.	1,993	12,655
Eagle Bancorp, Inc.	589	11,910
Horace Mann Educators Corp.	260	11,744
Stewart Information Services Corp.	149	10,925
Franklin BSP Realty Trust, Inc. REIT	940	10,208
Simmons First National Corp. — Class A	511	9,796
KKR Real Estate Finance Trust, Inc. REIT	1,077	9,693
Encore Capital Group, Inc.*	230	9,600
Ready Capital Corp. REIT	1,946	7,531
Total Financial		770,770

Consumer, Non-cyclical - 15.7%
United Natural Foods, Inc.*	1,710	64,330
Fresh Del Monte Produce, Inc.	1,443	50,101
ManpowerGroup, Inc.	1,163	44,078
Andersons, Inc.	949	37,780
AdaptHealth Corp.*	3,896	34,869
Universal Corp.	616	34,416
AMN Healthcare Services, Inc.*	1,697	32,854
Healthcare Services Group, Inc.*	1,404	23,629
Select Medical Holdings Corp.	1,784	22,907
Acadia Healthcare Company, Inc.*	827	20,476
Deluxe Corp.	960	18,586
ABM Industries, Inc.	395	18,217
Grocery Outlet Holding Corp.*	1,117	17,928
Avanos Medical, Inc.*	1,454	16,808
Enovis Corp.*	535	16,232
TreeHouse Foods, Inc.*	749	15,137
Pacira BioSciences, Inc.*	540	13,916
Monro, Inc.	656	11,788
Upbound Group, Inc.	497	11,744
Central Garden & Pet Co. — Class A*	380	11,221
Edgewell Personal Care Co.	548	11,157
USANA Health Sciences, Inc.*	372	10,249
Matthews International Corp. — Class A	421	10,222
Helen of Troy Ltd.*	285	7,182
Fortrea Holdings, Inc.*	833	7,014
MGP Ingredients, Inc.	289	6,991
Neogen Corp.*	1,199	6,846
Central Garden & Pet Co.*	70	2,286
Total Consumer, Non-cyclical		578,964

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 299

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Energy - 11.4%
Par Pacific Holdings, Inc.*	3,499	$123,935
CVR Energy, Inc.*	1,413	51,546
Peabody Energy Corp.	1,550	41,106
Sunrun, Inc.*	2,083	36,015
Innovex International, Inc.*	1,916	35,523
Talos Energy, Inc.*	3,067	29,412
Vital Energy, Inc.*	1,328	22,430
Crescent Energy Co. — Class A	2,290	20,427
Bristow Group, Inc.*	480	17,318
REX American Resources Corp.*	505	15,463
Patterson-UTI Energy, Inc.	2,871	14,872
SunCoke Energy, Inc.	1,742	14,215
Total Energy		422,262

Communications - 8.2%
Viasat, Inc.*	5,082	148,902
Scholastic Corp.	1,669	45,697
Angi, Inc.*	1,832	29,789
IAC, Inc.*	633	21,566
Telephone & Data Systems, Inc.	525	20,601
TEGNA, Inc.	907	18,439
Shenandoah Telecommunications Co.	1,290	17,312
Total Communications		302,306

Industrial - 7.1%
Enviri Corp.*	5,011	63,589
World Kinect Corp.	1,957	50,784
O-I Glass, Inc.*	2,769	35,914
Metallus, Inc.*	1,683	27,820
Astec Industries, Inc.	406	19,541
Dorian LPG Ltd.	579	17,254
Vishay Intertechnology, Inc.	872	13,342
American Woodmark Corp.*	156	10,415
Heartland Express, Inc.	1,040	8,715
Masterbrand, Inc.*	631	8,310
ArcBest Corp.	110	7,686
Total Industrial		263,370

Basic Materials - 3.2%
Koppers Holdings, Inc.	999	27,972
Celanese Corp. — Class A	532	22,386
Kaiser Aluminum Corp.	284	21,914
AdvanSix, Inc.	863	16,725
Chemours Co.	713	11,294
FMC Corp.	297	9,988
Stepan Co.	171	8,157
Total Basic Materials		118,436

Technology - 1.4%
DXC Technology Co.*	1,809	24,657
Corsair Gaming, Inc.*	2,271	20,257
Insight Enterprises, Inc.*	64	7,258
Total Technology		52,172

Utilities - 0.3%
MDU Resources Group, Inc.	721	12,841

Total Common Stocks
(Cost $2,680,414)		3,672,796

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$29,692	29,692
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	21,366	21,366
Total Repurchase Agreements
(Cost $51,058)		51,058

Total Investments - 100.8%
(Cost $2,731,472)		$3,723,854
Other Assets & Liabilities, net - (0.8)%		(29,622)
Total Net Assets - 100.0%		$3,694,232

300 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
S&P SMALLCAP 600® PURE VALUE FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,672,796	$—	$—	$3,672,796
Repurchase Agreements	—	51,058	—	51,058
Total Assets	$3,672,796	$51,058	$—	$3,723,854

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 301

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $2,680,414)	$3,672,796
Repurchase agreements, at value (cost $51,058)	51,058
Receivables:
Securities sold	71,933
Dividends	11,460
Fund shares sold	1,971
Securities lending income	57
Interest	6
Total assets	3,809,281

Liabilities:
Overdraft due to custodian bank	122
Payable for:
Fund shares redeemed	69,903
Management fees	19,692
Distribution and service fees	6,568
Transfer agent fees	5,102
Portfolio accounting and administration fees	2,691
Trustees’ fees*	131
Miscellaneous	10,840
Total liabilities	115,049
Net assets	$3,694,232

Net assets consist of:
Paid in capital	$29,011,268
Total distributable earnings (loss)	(25,317,036)
Net assets	$3,694,232
Class A:
Net assets	$1,406,344
Capital shares outstanding	6,414
Net asset value per share	$219.26
Maximum offering price per share (Net asset value divided by 95.25%)	$230.19
Class C:
Net assets	$5,818
Capital shares outstanding	33
Net asset value per share	$176.48
Class H:
Net assets	$2,282,070
Capital shares outstanding	10,440
Net asset value per share	$218.59

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends	$92,816
Interest	1,085
Income from securities lending, net	457
Total investment income	94,358

Expenses:
Management fees	39,278
Distribution and service fees:
Class A	1,586
Class C	35
Class H	11,498
Transfer agent fees	9,619
Portfolio accounting and administration fees	7,986
Professional fees	6,993
Custodian fees	824
Trustees’ fees*	487
Line of credit fees	84
Miscellaneous	3,827
Total expenses	82,217
Less:
Expenses reimbursed by Adviser	(2,618)
Net expenses	79,599
Net investment income	14,759

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,916,550)
Net realized loss	(1,916,550)
Net change in unrealized appreciation (depreciation) on:
Investments	932,983
Net change in unrealized appreciation (depreciation)	932,983
Net realized and unrealized loss	(983,567)
Net decrease in net assets resulting from operations	$(968,808)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

302 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,759	$6,359
Net realized loss on investments	(1,916,550)	(3,142,620)
Net change in unrealized appreciation (depreciation) on investments	932,983	(619,719)
Net decrease in net assets resulting from operations	(968,808)	(3,755,980)

Capital share transactions:
Proceeds from sale of shares
Class A	4,781	1,509,737
Class C	—	430,296
Class H	144,916,331	230,533,406
Cost of shares redeemed
Class A	(93,355)	(1,418,061)
Class C	(6,494)	(429,545)
Class H	(143,622,115)	(227,753,142)
Net increase from capital share transactions	1,199,148	2,872,691
Net increase (decrease) in net assets	230,340	(883,289)

Net assets:
Beginning of period	3,463,892	4,347,181
End of period	$3,694,232	$3,463,892

Capital share activity:
Shares sold
Class A	28	7,486
Class C	—	2,594
Class H	671,488	1,160,801
Shares redeemed
Class A	(555)	(6,953)
Class C	(44)	(2,677)
Class H	(672,915)	(1,164,114)
Net decrease in shares	(1,998)	(2,863)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 303

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$183.88	$200.53	$170.77	$182.48	$167.98	$67.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.97	.43	(.23)	.25	(.34)	(.14)
Net gain (loss) on investments (realized and unrealized)	34.41 [e]	(17.08)	31.89 [e]	(11.96)	14.84 [e]	100.67 [e]
Total from investment operations	35.38	(16.65)	31.66	(11.71)	14.50	100.53
Less distributions from:
Net investment income	—	—	(1.90)	—	—	—
Total distributions	—	—	(1.90)	—	—	—
Net asset value, end of period	$219.26	$183.88	$200.53	$170.77	$182.48	$167.98

Total Return[c]	19.24%	(8.30%)	18.65%	(6.42%)	8.63%	149.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,406	$1,276	$1,285	$1,212	$4,732	$3,242
Ratios to average net assets:
Net investment income (loss)	0.99%	0.22%	(0.13%)	0.15%	(0.19%)	(0.31%)
Total expenses	1.61%	1.60%	1.59%	1.55%	1.51%	1.59%
Net expenses[d]	1.56%	1.55%	1.56%	1.55%	1.51%	1.59%
Portfolio turnover rate	3,423%	1,587%	1,058%	1,520%	892%	1,503%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$150.26	$165.10	$141.95	$152.84	$141.75	$57.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	(.95)	(1.46)	(.85)	(1.65)	(.40)
Net gain (loss) on investments (realized and unrealized)	26.11 [e]	(13.89)	26.51 [e]	(10.04)	12.74 [e]	84.84 [e]
Total from investment operations	26.22	(14.84)	25.05	(10.89)	11.09	84.44
Less distributions from:
Net investment income	—	—	(1.90)	—	—	—
Total distributions	—	—	(1.90)	—	—	—
Net asset value, end of period	$176.48	$150.26	$165.10	$141.95	$152.84	$141.75

Total Return[c]	17.45%	(8.99%)	17.76%	(7.13%)	7.82%	147.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6	$12	$26	$80	$140	$1,472
Ratios to average net assets:
Net investment income (loss)	0.14%	(0.59%)	(0.98%)	(0.60%)	(1.11%)	(1.07%)
Total expenses	2.37%	2.35%	2.35%	2.29%	2.26%	2.34%
Net expenses[d]	2.31%	2.30%	2.32%	2.29%	2.26%	2.34%
Portfolio turnover rate	3,423%	1,587%	1,058%	1,520%	892%	1,503%

304 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$183.37	$199.98	$170.34	$182.04	$167.56	$67.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.05	(.16)	.49	(.53)	(.13)
Net gain (loss) on investments (realized and unrealized)	35.03 [e]	(16.66)	31.71 [e]	(12.19)	15.01 [e]	100.44 [e]
Total from investment operations	35.22	(16.61)	31.55	(11.70)	14.48	100.31
Less distributions from:
Net investment income	—	—	(1.91)	—	—	—
Total distributions	—	—	(1.91)	—	—	—
Net asset value, end of period	$218.59	$183.37	$199.98	$170.34	$182.04	$167.56

Total Return	19.21%	(8.31%)	18.63%	(6.43%)	8.64%	149.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,282	$2,176	$3,036	$7,449	$18,001	$35,499
Ratios to average net assets:
Net investment income (loss)	0.18%	0.02%	(0.09%)	0.29%	(0.29%)	(0.18%)
Total expenses	1.56%	1.60%	1.59%	1.55%	1.51%	1.55%
Net expenses[d]	1.52%	1.55%	1.56%	1.55%	1.51%	1.55%
Portfolio turnover rate	3,423%	1,587%	1,058%	1,520%	892%	1,503%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 305

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
EMERGING MARKETS BOND STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILL†† - 0.5%
U.S. Treasury Bill
3.92% due 10/14/25[1,2]	$8,000	$7,988
Total U.S. Treasury Bills
(Cost $7,988)		7,988

REPURCHASE AGREEMENTS††,3 - 85.3%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	801,040	801,040
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	576,401	576,401
Total Repurchase Agreements
(Cost $1,377,441)		1,377,441

Total Investments - 85.8%
(Cost $1,385,429)		$1,385,429
Other Assets & Liabilities, net - 14.2%		229,581
Total Net Assets - 100.0%		$1,615,010

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	6	Dec 2025	$655,078	$(1,555)
U.S. Treasury 10 Year Note Futures Contracts	4	Dec 2025	450,000	(3,570)
			$1,105,078	$(5,125)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.44.V1	1.00%	Quarterly	12/20/30	$1,300,000	$(28,438)	$(29,068)	$630

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	4.84% (Federal Funds Rate + 0.75%)	At Maturity	10/29/25	21,516	$463,885	$1,291

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
CDX.EM.44.V1 — Credit Default Swap Emerging Markets Series 44 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

306 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
EMERGING MARKETS BOND STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$7,988	$—	$7,988
Repurchase Agreements	—	1,377,441	—	1,377,441
Credit Default Swap Agreements**	—	630	—	630
Credit Index Swap Agreements**	—	1,291	—	1,291
Total Assets	$—	$1,387,350	$—	$1,387,350

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$5,125	$—	$—	$5,125

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 307

EMERGING MARKETS BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $7,988)	$7,988
Repurchase agreements, at value (cost $1,377,441)	1,377,441
Segregated cash with broker	251,962
Unrealized appreciation on OTC swap agreements	1,291
Receivables:
Fund shares sold	12,936
Protection fees on credit default swap agreements	325
Investment Adviser	186
Interest	117
Variation margin on futures contracts	78
Total assets	1,652,324

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	29,068
Payable for:
Fund shares redeemed	5,787
Management fees	633
Swap settlement	417
Variation margin on credit default swap agreements	373
Distribution and service fees	241
Transfer agent fees	222
Portfolio accounting and administration fees	131
Trustees’ fees*	6
Miscellaneous	436
Total liabilities	37,314
Net assets	$1,615,010

Net assets consist of:
Paid in capital	$2,180,188
Total distributable earnings (loss)	(565,178)
Net assets	$1,615,010
Class A:
Net assets	$47,846
Capital shares outstanding	803
Net asset value per share	$59.58
Maximum offering price per share (Net asset value divided by 95.25%)	$62.55
Class C:
Net assets	$44,986
Capital shares outstanding	858
Net asset value per share	$52.44
Class H:
Net assets	$1,522,178
Capital shares outstanding	25,707
Net asset value per share	$59.21

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$11,240
Total investment income	11,240

Expenses:
Management fees	2,158
Distribution and service fees:
Class A	62
Class C	145
Class H	623
Transfer agent fees	601
Portfolio accounting and administration fees	592
Registration fees	298
Professional fees	230
Custodian fees	40
Trustees’ fees*	32
Miscellaneous	66
Total expenses	4,847
Less:
Expenses reimbursed by Adviser	(143)
Net expenses	4,704
Net investment income	6,536

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	18,278
Futures contracts	3,566
Net realized gain	21,844
Net change in unrealized appreciation (depreciation) on:
Swap agreements	2,990
Futures contracts	(6,267)
Net change in unrealized appreciation (depreciation)	(3,277)
Net realized and unrealized gain	18,567
Net increase in net assets resulting from operations	$25,103

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

308 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,536	$16,841
Net realized gain on investments	21,844	6,985
Net change in unrealized appreciation (depreciation) on investments	(3,277)	(833)
Net increase in net assets resulting from operations	25,103	22,993

Distributions to shareholders:
Class A	—	(2,668)
Class C	—	(1,568)
Class H	—	(32,719)
Total distributions to shareholders	—	(36,955)

Capital share transactions:
Proceeds from sale of shares
Class A	69,381	12,525
Class C	96,487	26,540
Class H	2,065,005	3,140,505
Distributions reinvested
Class A	—	2,668
Class C	—	960
Class H	—	31,822
Cost of shares redeemed
Class A	(60,600)	(47,694)
Class C	(63,198)	(25,369)
Class H	(906,233)	(3,337,267)
Capital contribution from administrator
Class H	—	186
Net increase (decrease) from capital share transactions	1,200,842	(195,124)
Net increase (decrease) in net assets	1,225,945	(209,086)

Net assets:
Beginning of period	389,065	598,151
End of period	$1,615,010	$389,065

Capital share activity:
Shares sold
Class A	1,195	207
Class C	1,887	488
Class H	35,297	54,137
Shares issued from reinvestment of distributions
Class A	—	48
Class C	—	19
Class H	—	573
Shares redeemed
Class A	(1,034)	(846)
Class C	(1,229)	(490)
Class H	(15,732)	(57,591)
Net increase (decrease) in shares	20,384	(3,455)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 309

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$56.20	$57.69	$58.60	$62.44	$70.11	$63.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.70	1.67	1.79	.60	(1.07)	(1.14)
Net gain (loss) on investments (realized and unrealized)	2.68	.82	3.08	(4.44)	(6.60)	8.16
Total from investment operations	3.38	2.49	4.87	(3.84)	(7.67)	7.02
Less distributions from:
Net investment income	—	(3.98)	(5.78)	—	—	(.84)
Total distributions	—	(3.98)	(5.78)	—	—	(.84)
Net asset value, end of period	$59.58	$56.20	$57.69	$58.60	$62.44	$70.11

Total Return[c]	6.01%	4.38%	8.63%	(6.15%)	(10.98%)	10.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48	$36	$71	$266	$46	$48
Ratios to average net assets:
Net investment income (loss)	2.42%	2.91%	3.07%	1.06%	(1.54%)	(1.72%)
Total expenses	1.65%	1.66%	1.64%	1.61%	1.57%	1.74%
Net expenses[d]	1.60%	1.61%	1.62%	1.61%	1.57%	1.74%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$49.65	$51.80	$53.59	$57.52	$65.07	$59.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	1.09	1.35	(.04)	(1.47)	(1.56)
Net gain (loss) on investments (realized and unrealized)	2.38	.74	2.64	(3.89)	(6.08)	7.65
Total from investment operations	2.79	1.83	3.99	(3.93)	(7.55)	6.09
Less distributions from:
Net investment income	—	(3.98)	(5.78)	—	—	(.84)
Total distributions	—	(3.98)	(5.78)	—	—	(.84)
Net asset value, end of period	$52.44	$49.65	$51.80	$53.59	$57.52	$65.07

Total Return[c]	5.62%	3.58%	7.81%	(6.83%)	(11.62%)	10.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45	$10	$9	$22	$63	$52
Ratios to average net assets:
Net investment income (loss)	1.60%	2.10%	2.53%	(0.07%)	(2.28%)	(2.36%)
Total expenses	2.39%	2.41%	2.37%	2.35%	2.31%	2.40%
Net expenses[d]	2.34%	2.37%	2.34%	2.35%	2.31%	2.40%
Portfolio turnover rate	—	—	—	—	—	—

310 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$55.85	$57.36	$58.30	$62.03	$69.64	$63.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.66	1.67	1.65	.40	(1.07)	(1.14)
Net gain (loss) on investments (realized and unrealized)	2.70	.78	3.19	(4.13)	(6.54)	8.12
Total from investment operations	3.36	2.45	4.84	(3.73)	(7.61)	6.98
Less distributions from:
Net investment income	—	(3.98)	(5.78)	—	—	(.84)
Total distributions	—	(3.98)	(5.78)	—	—	(.84)
Capital contribution from administrator	—	.02	—	—	—	—
Net asset value, end of period	$59.21	$55.85	$57.36	$58.30	$62.03	$69.64

Total Return	6.02%	4.39%	8.62%	(6.01%)	(10.93%)	10.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,522	$343	$518	$389	$494	$343
Ratios to average net assets:
Net investment income (loss)	2.30%	2.93%	2.85%	0.70%	(1.52%)	(1.61%)
Total expenses	1.65%	1.65%	1.64%	1.61%	1.56%	1.65%
Net expenses[d]	1.60%	1.60%	1.62%	1.61%	1.56%	1.65%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

On May 17, 2024, the Fund’s administrator made a capital contribution to the Fund’s Class H shares, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2025 was 0.04% for Class H.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 311

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	51,284	$516,434
Guggenheim Strategy Fund II1	20,287	504,752
Total Mutual Funds
(Cost $1,011,485)		1,021,186

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 84.9%
U.S. Treasury Bonds
4.75% due 08/15/55	$11,000,000	11,039,531
Total U.S. Government Securities
(Cost $10,678,503)		11,039,531

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	201,000	200,707
Total U.S. Treasury Bills
(Cost $200,705)		200,707

REPURCHASE AGREEMENTS††,4 - 2.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	184,202	184,202
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	132,546	132,546
Total Repurchase Agreements
(Cost $316,748)		316,748

Total Investments - 96.7%
(Cost $12,207,441)		$12,578,172
Other Assets & Liabilities, net - 3.3%		427,599
Total Net Assets - 100.0%		$13,005,771

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	39	Dec 2025	$4,687,313	$118,713

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

312 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,021,186	$—	$—	$1,021,186
U.S. Government Securities	—	11,039,531	—	11,039,531
U.S. Treasury Bills	—	200,707	—	200,707
Repurchase Agreements	—	316,748	—	316,748
Interest Rate Futures Contracts**	118,713	—	—	118,713
Total Assets	$1,139,899	$11,556,986	$—	$12,696,885

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$504,345	$—	$—	$—	$407	$504,752	20,287	$13,504
Guggenheim Ultra Short Duration Fund — Institutional Class	514,383	—	—	—	2,051	516,434	51,284	11,275
	$1,018,728	$—	$—	$—	$2,458	$1,021,186		$24,779

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 313

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $10,879,208)	$11,240,238
Investments in affiliated issuers, at value (cost $1,011,485)	1,021,186
Repurchase agreements, at value (cost $316,748)	316,748
Receivables:
Securities sold	1,706,109
Fund shares sold	267,808
Interest	77,083
Dividends	3,968
Total assets	14,633,140

Liabilities:
Payable for:
Fund shares redeemed	1,584,685
Variation margin on futures contracts	16,066
Management fees	5,639
Transfer agent fees	5,193
Portfolio accounting and administration fees	1,177
Distributions to shareholders	869
Distribution and service fees	570
Trustees’ fees*	179
Miscellaneous	12,991
Total liabilities	1,627,369
Net assets	$13,005,771

Net assets consist of:
Paid in capital	$80,667,235
Total distributable earnings (loss)	(67,661,464)
Net assets	$13,005,771

Investor Class:
Net assets	$11,142,188
Capital shares outstanding	107,285
Net asset value per share	$103.86
Class A:
Net assets	$171,652
Capital shares outstanding	1,637
Net asset value per share	$104.86
Maximum offering price per share (Net asset value divided by 95.25%)	$110.09
Class C:
Net assets	$229,759
Capital shares outstanding	2,167
Net asset value per share	$106.03
Class H:
Net assets	$1,462,172
Capital shares outstanding	13,906
Net asset value per share	$105.15

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$24,779
Interest	496,847
Total investment income	521,626

Expenses:
Management fees	54,649
Distribution and service fees:
Class A	284
Class C	1,245
Class H	4,712
Transfer agent fees	21,083
Portfolio accounting and administration fees	16,668
Professional fees	7,706
Trustees’ fees*	1,658
Custodian fees	1,541
Line of credit fees	61
Miscellaneous	15,463
Total expenses	125,070
Less:
Expenses reimbursed by Adviser	(5,465)
Expenses waived by Adviser	(646)
Total waived/reimbursed expenses	(6,111)
Net expenses	118,959
Net investment income	402,667

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,929,090
Futures contracts	417,095
Net realized gain	2,346,185
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(882,725)
Investments in affiliated issuers	2,458
Futures contracts	(356,809)
Net change in unrealized appreciation (depreciation)	(1,237,076)
Net realized and unrealized gain	1,109,109
Net increase in net assets resulting from operations	$1,511,776

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

314 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$402,667	$861,346
Net realized gain (loss) on investments	2,346,185	(2,447,235)
Net change in unrealized appreciation (depreciation) on investments	(1,237,076)	1,427,425
Net increase (decrease) in net assets resulting from operations	1,511,776	(158,464)

Distributions to shareholders:
Investor Class	(328,970)	(760,182)
Class A	(4,006)	(21,908)
Class C	(3,460)	(5,915)
Class H	(66,231)	(73,297)
Total distributions to shareholders	(402,667)	(861,302)

Capital share transactions:
Proceeds from sale of shares
Investor Class	187,672,969	468,874,976
Class A	88,794	2,164,865
Class C	38,043	683,093
Class H	38,094,624	70,012,097
Distributions reinvested
Investor Class	326,562	745,393
Class A	3,723	21,311
Class C	3,460	5,471
Class H	66,222	72,782
Cost of shares redeemed
Investor Class	(259,449,144)	(401,536,533)
Class A	(196,609)	(2,135,465)
Class C	(56,081)	(531,025)
Class H	(38,466,747)	(69,409,817)
Net increase (decrease) from capital share transactions	(71,874,184)	68,967,148
Net increase (decrease) in net assets	(70,765,075)	67,947,382

Net assets:
Beginning of period	83,770,846	15,823,464
End of period	$13,005,771	$83,770,846

Capital Share Activity:
Shares sold
Investor Class	1,828,675	4,300,980	*
Class A	851	18,658	*
Class C	344	5,924	*
Class H	369,062	642,834	*
Shares issued from reinvestment of distributions
Investor Class	3,177	6,797	*
Class A	36	190	*
Class C	33	49	*
Class H	642	665	*
Shares redeemed
Investor Class	(2,486,959)	(3,671,393	)*
Class A	(1,928)	(18,978	)*
Class C	(550)	(4,664	)*
Class H	(370,718)	(637,022	)*
Net increase (decrease) in shares	(657,335)	644,040	*

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 315

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$107.04	$114.30	$133.97	$184.71	$189.64	$370.56
Income (loss) from investment operations:
Net investment income (loss)[b]	1.92	3.90	4.00	3.20	1.95	1.25
Net gain (loss) on investments (realized and unrealized)	(3.17)[g]	(7.24)	(19.67)	(50.54)	(4.98)	(72.97)
Total from investment operations	(1.25)	(3.34)	(15.67)	(47.34)	(3.03)	(71.72)
Less distributions from:
Net investment income	(1.93)	(3.92)	(4.00)	(3.40)	(1.90)	(1.25)
Net realized gains	—	—	—	—	—	(107.95)
Total distributions	(1.93)	(3.92)	(4.00)	(3.40)	(1.90)	(109.20)
Net asset value, end of period	$103.86	$107.04	$114.30	$133.97	$184.71	$189.64

Total Return	(1.12%)	(2.94%)	(11.71%)	(25.66%)	(1.71%)	(24.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,142	$81,609	$14,403	$17,260	$11,904	$69,360
Ratios to average net assets:
Net investment income (loss)	3.74%	3.54%	3.42%	2.15%	0.95%	0.40%
Total expenses[c]	1.09%	1.05%	1.05%	1.01%	0.96%	1.07%
Net expenses[d]	1.03%	1.00%	1.00%	0.99%	0.95%	1.05%
Portfolio turnover rate	590%	1,616%	1,573%	2,562%	2,153%	1,938%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$108.07	$115.37	$135.34	$186.69	$191.72	$373.52
Income (loss) from investment operations:
Net investment income (loss)[b]	1.82	3.66	3.65	3.10	1.40	.55
Net gain (loss) on investments (realized and unrealized)	(3.21)[g]	(7.30)	(19.87)	(51.40)	(5.03)	(73.90)
Total from investment operations	(1.39)	(3.64)	(16.22)	(48.30)	(3.63)	(73.35)
Less distributions from:
Net investment income	(1.82)	(3.66)	(3.75)	(3.05)	(1.40)	(.50)
Net realized gains	—	—	—	—	—	(107.95)
Total distributions	(1.82)	(3.66)	(3.75)	(3.05)	(1.40)	(108.45)
Net asset value, end of period	$104.86	$108.07	$115.37	$135.34	$186.69	$191.72

Total Return[e]	(1.24%)	(3.14%)	(12.04%)	(25.88%)	(1.96%)	(24.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172	$289	$324	$2,648	$2,231	$1,610
Ratios to average net assets:
Net investment income (loss)	3.52%	3.23%	2.93%	2.18%	0.66%	0.18%
Total expenses[c]	1.33%	1.30%	1.29%	1.25%	1.21%	1.30%
Net expenses[d]	1.27%	1.24%	1.26%	1.24%	1.19%	1.29%
Portfolio turnover rate	590%	1,616%	1,573%	2,562%	2,153%	1,938%

316 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$109.25	$116.66	$134.62	$183.07	$188.15	$370.73
Income (loss) from investment operations:
Net investment income (loss)[b]	1.45	2.84	2.85	2.00	(.25)	(1.65)
Net gain (loss) on investments (realized and unrealized)	(3.22)[g]	(7.38)	(19.86)	(50.45)	(4.83)	(72.98)
Total from investment operations	(1.77)	(4.54)	(17.01)	(48.45)	(5.08)	(74.63)
Less distributions from:
Net investment income	(1.45)	(2.87)	(.95)	—	—	—
Net realized gains	—	—	—	—	—	(107.95)
Total distributions	(1.45)	(2.87)	(.95)	—	—	(107.95)
Net asset value, end of period	$106.03	$109.25	$116.66	$134.62	$183.07	$188.15

Total Return[e]	(1.61%)	(3.89%)	(12.67%)	(26.47%)	(2.71%)	(25.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$230	$256	$120	$384	$149	$169
Ratios to average net assets:
Net investment income (loss)	2.78%	2.51%	2.36%	1.41%	(0.12%)	(0.55%)
Total expenses[c]	2.07%	2.06%	2.05%	2.01%	1.96%	2.05%
Net expenses[d]	2.01%	2.00%	2.00%	1.99%	1.94%	2.03%
Portfolio turnover rate	590%	1,616%	1,573%	2,562%	2,153%	1,938%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 317

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$108.37	$115.69	$135.49	$186.86	$191.89	$373.77
Income (loss) from investment operations:
Net investment income (loss)[b]	1.81	3.64	3.65	3.00	1.40	.65
Net gain (loss) on investments (realized and unrealized)	(3.20)[g]	(7.29)	(19.70)	(51.32)	(5.03)	(74.13)
Total from investment operations	(1.39)	(3.65)	(16.05)	(48.32)	(3.63)	(73.48)
Less distributions from:
Net investment income	(1.83)	(3.67)	(3.75)	(3.05)	(1.40)	(.45)
Net realized gains	—	—	—	—	—	(107.95)
Total distributions	(1.83)	(3.67)	(3.75)	(3.05)	(1.40)	(108.40)
Net asset value, end of period	$105.15	$108.37	$115.69	$135.49	$186.86	$191.89

Total Return	(1.24%)	(3.18%)	(11.87%)	(25.87%)	(1.95%)	(24.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,462	$1,617	$977	$24,223	$49,287	$85,087
Ratios to average net assets:
Net investment income (loss)	3.51%	3.31%	2.87%	2.05%	0.69%	0.23%
Total expenses[c]	1.35%	1.31%	1.28%	1.25%	1.21%	1.29%
Net expenses[d]	1.29%	1.25%	1.26%	1.24%	1.19%	1.28%
Portfolio turnover rate	590%	1,616%	1,573%	2,562%	2,153%	1,938%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025.
[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

318 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 42.3%
Guggenheim Strategy Fund II1	137,556	$3,422,386
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	326,794	3,290,818
Total Mutual Funds
(Cost $6,642,019)		6,713,204

MONEY MARKET FUND***,† - 0.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[2]	5,905	5,905
Total Money Market Fund
(Cost $5,905)		5,905

	Face Amount
FEDERAL AGENCY NOTES†† - 11.3%
Federal Farm Credit Bank
4.15% (SOFR + 0.02%, Rate Floor: 0.00%) due 11/06/25◊	$1,000,000	1,000,017
Federal Home Loan Bank
4.13% (SOFR - —%, Rate Floor: 0.00%) due 01/09/26◊	800,000	800,014
Total Federal Agency Notes
(Cost $1,800,000)		1,800,031

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
3.93% due 10/14/25[3,4]	139,000	138,797
Total U.S. Treasury Bills
(Cost $138,796)		138,797

REPURCHASE AGREEMENTS††,5 - 115.2%
Individual Repurchase Agreements
Barclays Capital, Inc. issued 09/30/25 at 3.75% due 10/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.75% and maturing 08/15/2055 as collateral, with a value of $7,095,375) to be repurchased at $6,956,975	6,956,250	6,956,250
Mizuho Securities USA LLC issued 09/30/25 at 3.90% due 10/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.75% and maturing 08/15/2055 as collateral, with a value of $4,961,250) to be repurchased at $4,863,971	4,863,971	4,863,971
Joint Repurchase Agreements
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	3,777,366	3,777,366
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	2,718,062	2,718,062
Total Repurchase Agreements
(Cost $18,315,649)		18,315,649

Total Investments - 169.7%
(Cost $26,902,369)		26,973,586

U.S. Government Securities Sold Short† - (82.7)%
U.S. Treasury Bonds
4.75% due 08/15/55††	13,100,000	(13,147,078)
Total U.S. Government Securities Sold Short - (82.7)%
(Proceeds $12,864,742)		$(13,147,078)
Other Assets & Liabilities, net - 13.0%		2,073,387
Total Net Assets - 100.0%		$15,899,895

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	24	Dec 2025	$2,884,500	$(20,283)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 319

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,713,204	$—	$—	$6,713,204
Money Market Fund	5,905	—	—	5,905
Federal Agency Notes	—	1,800,031	—	1,800,031
U.S. Treasury Bills	—	138,797	—	138,797
Repurchase Agreements	—	18,315,649	—	18,315,649
Total Assets	$6,719,109	$20,254,477	$—	$26,973,586

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$13,147,078	$—	$13,147,078
Interest Rate Futures Contracts**	20,283	—	—	20,283
Total Liabilities	$20,283	$13,147,078	$—	$13,167,361

**	This derivative is reported as unrealized appreciation/depreciation at period end.

320 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,419,634	$—	$—	$—	$2,752	$3,422,386	137,556	$91,562
Guggenheim Ultra Short Duration Fund — Institutional Class	3,277,747	—	—	—	13,071	3,290,818	326,794	71,849
	$6,697,381	$—	$—	$—	$15,823	$6,713,204		$163,411

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 321

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,944,701)	$1,944,733
Investments in affiliated issuers, at value (cost $6,642,019)	6,713,204
Repurchase agreements, at value (cost $18,315,649)	18,315,649
Receivables:
Securities sold	1,204,313
Fund shares sold	1,081,045
Dividends	26,155
Interest	24,017
Variation margin on futures contracts	10,500
Total assets	29,319,616

Liabilities:
Securities sold short, at value (proceeds $12,864,742)	13,147,078
Overdraft due to custodian bank	134,459
Payable for:
Interest on short sales	79,472
Fund shares redeemed	28,377
Management fees	10,713
Transfer agent fees	5,119
Distribution and service fees	1,444
Portfolio accounting and administration fees	663
Trustees’ fees*	169
Miscellaneous	12,227
Total liabilities	13,419,721
Net assets	$15,899,895

Net assets consist of:
Paid in capital	$251,061,499
Total distributable earnings (loss)	(235,161,604)
Net assets	$15,899,895

Investor Class:
Net assets	$9,979,394
Capital shares outstanding	50,456
Net asset value per share	$197.78
Class A:
Net assets	$2,250,486
Capital shares outstanding	12,124
Net asset value per share	$185.62
Maximum offering price per share (Net asset value divided by 95.25%)	$194.88
Class C:
Net assets	$474,177
Capital shares outstanding	3,148
Net asset value per share	$150.65
Class H:
Net assets	$3,195,838
Capital shares outstanding	17,134
Net asset value per share	$186.52

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$163,411
Interest	518,140
Total investment income	681,551

Expenses:
Management fees	79,788
Distribution and service fees:
Class A	3,094
Class C	2,446
Class H	3,914
Transfer agent fees	19,176
Interest expense	329,692
Portfolio accounting and administration fees	13,520
Professional fees	4,189
Custodian fees	1,240
Trustees’ fees*	1,196
Miscellaneous	14,426
Total expenses	472,681
Less:
Expenses reimbursed by Adviser	(8,865)
Expenses waived by Adviser	(4,115)
Total waived/reimbursed expenses	(12,980)
Net expenses	459,701
Net investment income	221,850

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,165
Investments sold short	369,452
Futures contracts	60,075
Net realized gain	431,692
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1)
Investments in affiliated issuers	15,823
Investments sold short	(172,466)
Futures contracts	(50,091)
Net change in unrealized appreciation (depreciation)	(206,735)
Net realized and unrealized gain	224,957
Net increase in net assets resulting from operations	$446,807

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

322 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$221,850	$677,926
Net realized gain on investments	431,692	80,942
Net change in unrealized appreciation (depreciation) on investments	(206,735)	282,010
Net increase in net assets resulting from operations	446,807	1,040,878

Distributions to shareholders:
Investor Class	—	(679,462)
Class A	—	(209,796)
Class C	—	(46,981)
Class H	—	(228,988)
Total distributions to shareholders	—	(1,165,227)

Capital share transactions:
Proceeds from sale of shares
Investor Class	44,774,682	93,688,545
Class A	161,346	1,199,372
Class C	2,799	75,313
Class H	1,586,523	5,762,410
Distributions reinvested
Investor Class	—	649,543
Class A	—	188,189
Class C	—	46,981
Class H	—	228,318
Cost of shares redeemed
Investor Class	(45,236,861)	(97,187,867)
Class A	(510,276)	(1,709,139)
Class C	(20,462)	(215,257)
Class H	(1,616,660)	(5,608,246)
Net decrease from capital share transactions	(858,909)	(2,881,838)
Net decrease in net assets	(412,102)	(3,006,187)

Net assets:
Beginning of period	16,311,997	19,318,184
End of period	$15,899,895	$16,311,997

Capital share activity:
Shares sold
Investor Class	224,228	472,974
Class A	843	6,419
Class C	18	493
Class H	8,388	30,333
Shares issued from reinvestment of distributions
Investor Class	—	3,423
Class A	—	1,055
Class C	—	322
Class H	—	1,273
Shares redeemed
Investor Class	(226,737)	(491,543)
Class A	(2,675)	(9,232)
Class C	(131)	(1,382)
Class H	(8,608)	(29,390)
Net decrease in shares	(4,674)	(15,255)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 323

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$191.99	$192.41	$166.83	$133.30	$139.52	$114.58
Income (loss) from investment operations:
Net investment income (loss)[b]	2.62	7.65	8.64	(.15)	(3.89)	(1.30)
Net gain (loss) on investments (realized and unrealized)	3.17	7.22	19.22	33.68	(2.33)	26.68
Total from investment operations	5.79	14.87	27.86	33.53	(6.22)	25.38
Less distributions from:
Net investment income	—	(15.29)	(2.28)	—	—	(.44)
Total distributions	—	(15.29)	(2.28)	—	—	(.44)
Net asset value, end of period	$197.78	$191.99	$192.41	$166.83	$133.30	$139.52

Total Return	3.02%	7.82%	16.72%	25.15%	(4.46%)	22.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,979	$10,169	$13,105	$29,663	$78,436	$36,863
Ratios to average net assets:
Net investment income (loss)	2.61%	3.87%	4.62%	(0.09%)	(3.02%)	(2.46%)
Total expenses[c]	5.23%	5.10%	4.75%	4.32%	3.31%	2.75%
Net expenses[d,e]	5.08%	4.95%	4.63%	4.28%	3.29%	2.73%
Portfolio turnover rate	309%	643%	662%	1,076%	2,058%	2,159%

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$180.41	$182.11	$158.40	$126.88	$133.13	$109.61
Income (loss) from investment operations:
Net investment income (loss)[b]	2.23	6.88	7.77	.56	(3.77)	(1.09)
Net gain (loss) on investments (realized and unrealized)	2.98	6.71	18.22	30.96	(2.48)	25.05
Total from investment operations	5.21	13.59	25.99	31.52	(6.25)	23.96
Less distributions from:
Net investment income	—	(15.29)	(2.28)	—	—	(.44)
Total distributions	—	(15.29)	(2.28)	—	—	(.44)
Net asset value, end of period	$185.62	$180.41	$182.11	$158.40	$126.88	$133.13

Total Return[f]	2.89%	7.56%	16.42%	24.84%	(4.69%)	21.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,250	$2,518	$2,862	$3,677	$4,385	$4,798
Ratios to average net assets:
Net investment income (loss)	2.36%	3.69%	4.40%	0.37%	(3.11%)	(2.59%)
Total expenses[c]	5.48%	5.34%	5.01%	4.61%	3.47%	2.97%
Net expenses[d,e]	5.33%	5.18%	4.88%	4.56%	3.45%	2.94%
Portfolio turnover rate	309%	643%	662%	1,076%	2,058%	2,159%

324 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$146.97	$152.14	$133.62	$107.86	$114.03	$94.64
Income (loss) from investment operations:
Net investment income (loss)[b]	1.24	4.57	5.42	(1.03)	(4.01)	(1.11)
Net gain (loss) on investments (realized and unrealized)	2.44	5.55	15.38	26.79	(2.16)	20.94
Total from investment operations	3.68	10.12	20.80	25.76	(6.17)	19.83
Less distributions from:
Net investment income	—	(15.29)	(2.28)	—	—	(.44)
Total distributions	—	(15.29)	(2.28)	—	—	(.44)
Net asset value, end of period	$150.65	$146.97	$152.14	$133.62	$107.86	$114.03

Total Return[f]	2.50%	6.75%	15.56%	23.88%	(5.41%)	21.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$474	$479	$582	$886	$1,048	$1,500
Ratios to average net assets:
Net investment income (loss)	1.61%	2.97%	3.64%	(0.79%)	(3.85%)	(3.32%)
Total expenses[c]	6.23%	6.08%	5.76%	5.35%	4.22%	3.70%
Net expenses[d,e]	6.08%	5.93%	5.64%	5.31%	4.19%	3.68%
Portfolio turnover rate	309%	643%	662%	1,076%	2,058%	2,159%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 325

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$181.29	$182.92	$159.09	$127.42	$133.70	$109.85
Income (loss) from investment operations:
Net investment income (loss)[b]	2.24	6.80	7.67	(.55)	(3.95)	(.98)
Net gain (loss) on investments (realized and unrealized)	2.99	6.86	18.44	32.22	(2.33)	25.27
Total from investment operations	5.23	13.66	26.11	31.67	(6.28)	24.29
Less distributions from:
Net investment income	—	(15.29)	(2.28)	—	—	(.44)
Total distributions	—	(15.29)	(2.28)	—	—	(.44)
Net asset value, end of period	$186.52	$181.29	$182.92	$159.09	$127.42	$133.70

Total Return	2.89%	7.56%	16.43%	24.85%	(4.70%)	22.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,196	$3,146	$2,769	$14,072	$11,922	$7,472
Ratios to average net assets:
Net investment income (loss)	2.36%	3.64%	4.37%	(0.36%)	(3.20%)	(2.62%)
Total expenses[c]	5.47%	5.34%	4.99%	4.55%	3.49%	2.94%
Net expenses[d,e]	5.33%	5.19%	4.88%	4.51%	3.47%	2.92%
Portfolio turnover rate	309%	643%	662%	1,076%	2,058%	2,159%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expense may include expenses related to short sales. Excluding these expenses, the net expense ratios for the periods presented would be:

	09/30/25[a]	03/31/25	03/31/24	03/31/23	03/31/22	03/31/21
Investor Class	1.36%	1.33%	1.37%	1.40%	1.39%	1.47%
Class A	1.61%	1.58%	1.61%	1.64%	1.63%	1.73%
Class C	2.35%	2.33%	2.36%	2.40%	2.38%	2.48%
Class H	1.60%	1.59%	1.62%	1.65%	1.64%	1.73%

[f]	Total return does not reflect the impact of any applicable sales charges.

326 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 20.5%
Guggenheim Strategy Fund III[1]	79,841	$1,992,035
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,341,817
Guggenheim Strategy Fund II1	53,173	1,322,938
Total Mutual Funds
(Cost $4,578,426)		4,656,790

	Face Amount
FEDERAL AGENCY NOTES†† - 29.0%
Federal Farm Credit Bank
4.15% (SOFR + 0.02%, Rate Floor: 0.00%) due 11/06/25◊	$2,000,000	2,000,034
4.13% (Fed Funds Effective Rate + 0.04%, Rate Floor: 0.00%) due 01/06/26◊	1,500,000	1,499,911
4.29% (SOFR + 0.16%, Rate Floor: 0.00%) due 10/27/25◊	1,300,000	1,300,147
Federal Home Loan Bank
4.13% (SOFR - —%, Rate Floor: 0.00%) due 01/09/26◊	1,500,000	1,500,027
4.28% (SOFR + 0.15%, Rate Floor: 0.00%) due 12/08/25◊	275,000	275,082
Total Federal Agency Notes
(Cost $6,575,282)		6,575,201

FEDERAL AGENCY DISCOUNT NOTES†† - 9.5%
Federal Home Loan Bank
4.00% due 10/08/25[2]	2,150,000	2,148,355
Total Federal Agency Discount Notes
(Cost $2,148,328)		2,148,355

U.S. TREASURY BILLS†† - 3.4%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	770,000	768,877
Total U.S. Treasury Bills
(Cost $768,870)		768,877

REPURCHASE AGREEMENTS††,4 - 32.2%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	4,254,420	4,254,420
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	3,061,333	3,061,333
Total Repurchase Agreements
(Cost $7,315,753)		7,315,753

Total Investments - 94.6%
(Cost $21,386,659)		$21,464,976
Other Assets & Liabilities, net - 5.4%		1,230,257
Total Net Assets - 100.0%		$22,695,233

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	204	Dec 2025	$22,272,656	$(1,945)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	$13,150,000	$1,016,738	$997,046	$19,692
Goldman Sachs International	ICE	CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	6,700,000	518,034	508,336	9,698
							$1,534,772	$1,505,382	$29,390

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 327

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.09% (Federal Funds Rate)	At Maturity	10/29/25	16,337	$1,326,401	$653
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	1,222	99,230	49
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	1,788	175,216	18
							$1,600,847	$720

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures and credit default swap collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 6.
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,656,790	$—	$—	$4,656,790
Federal Agency Notes	—	6,575,201	—	6,575,201
Federal Agency Discount Notes	—	2,148,355	—	2,148,355
U.S. Treasury Bills	—	768,877	—	768,877
Repurchase Agreements	—	7,315,753	—	7,315,753
Credit Default Swap Agreements**	—	29,390	—	29,390
Credit Index Swap Agreements**	—	720	—	720
Total Assets	$4,656,790	$16,838,296	$—	$21,495,086

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$1,945	$—	$—	$1,945

**	This derivative is reported as unrealized appreciation/depreciation at period end.

328 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
HIGH YIELD STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,321,874	$—	$—	$—	$1,064	$1,322,938	53,173	$35,394
Guggenheim Strategy Fund III	1,990,438	—	—	—	1,597	1,992,035	79,841	54,580
Guggenheim Ultra Short Duration Fund — Institutional Class	1,336,487	—	—	—	5,330	1,341,817	133,249	29,296
	$4,648,799	$—	$—	$—	$7,991	$4,656,790		$119,270

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 329

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $9,492,480)	$9,492,433
Investments in affiliated issuers, at value (cost $4,578,426)	4,656,790
Repurchase agreements, at value (cost $7,315,753)	7,315,753
Segregated cash with broker	682,037
Unamortized upfront premiums paid on credit default swap agreements	1,505,382
Unrealized appreciation on OTC swap agreements	720
Receivables:
Swap settlement	1,555,783
Interest	56,503
Protection fees on credit default swap agreements	24,812
Dividends	19,440
Variation margin on futures contracts	3,756
Fund shares sold	3,418
Total assets	25,316,827

Liabilities:
Overdraft due to custodian bank	45,797
Segregated cash due to broker	364,048
Payable for:
Securities purchased	1,505,382
Variation margin on credit default swap agreements	630,273
Fund shares redeemed	27,092
Management fees	14,753
Transfer agent fees	7,797
Distribution and service fees	5,259
Portfolio accounting and administration fees	2,053
Trustees’ fees*	260
Miscellaneous	18,880
Total liabilities	2,621,594
Net assets	$22,695,233

Net assets consist of:
Paid in capital	$32,826,987
Total distributable earnings (loss)	(10,131,754)
Net assets	$22,695,233
Class A:
Net assets	$3,100,506
Capital shares outstanding	23,998
Net asset value per share	$129.20
Maximum offering price per share (Net asset value divided by 95.25%)	$135.64
Class C:
Net assets	$426,643
Capital shares outstanding	4,075
Net asset value per share	$104.69
Class H:
Net assets	$19,168,084
Capital shares outstanding	148,444
Net asset value per share	$129.13

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$119,270
Interest	409,171
Total investment income	528,441

Expenses:
Management fees	92,805
Distribution and service fees:
Class A	4,090
Class C	2,177
Class H	26,300
Transfer agent fees	26,536
Portfolio accounting and administration fees	18,870
Registration fees	18,373
Professional fees	4,770
Trustees’ fees*	2,099
Custodian fees	1,769
Line of credit fees	8
Miscellaneous	1,882
Total expenses	199,679
Less:
Expenses reimbursed by Adviser	(6,187)
Expenses waived by Adviser	(1,678)
Total waived expenses	(7,865)
Net expenses	191,814
Net investment income	336,627

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	13,360
Swap agreements	905,754
Futures contracts	104,900
Net realized gain	1,024,014
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(353)
Investments in affiliated issuers	7,991
Swap agreements	222,208
Futures contracts	(149,483)
Net change in unrealized appreciation (depreciation)	80,363
Net realized and unrealized gain	1,104,377
Net increase in net assets resulting from operations	$1,441,004

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

330 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$336,627	$1,169,162
Net realized gain on investments	1,024,014	1,148,791
Net change in unrealized appreciation (depreciation) on investments	80,363	(151,637)
Net increase in net assets resulting from operations	1,441,004	2,166,316

Distributions to shareholders:
Class A	—	(198,754)
Class C	—	(34,933)
Class H	—	(2,091,935)
Total distributions to shareholders	—	(2,325,622)

Capital share transactions:
Proceeds from sale of shares
Class A	153,527	1,452,134
Class C	69,129	351,315
Class H	81,066,065	201,007,649
Distributions reinvested
Class A	—	198,011
Class C	—	33,671
Class H	—	2,083,585
Cost of shares redeemed
Class A	(809,127)	(1,111,779)
Class C	(146,586)	(315,389)
Class H	(86,950,250)	(211,912,158)
Net decrease from capital share transactions	(6,617,242)	(8,212,961)
Net decrease in net assets	(5,176,238)	(8,372,267)

Net assets:
Beginning of period	27,871,471	36,243,738
End of period	$22,695,233	$27,871,471

Capital share activity:
Shares sold
Class A	1,251	11,911
Class C	691	3,479
Class H	653,634	1,613,119
Shares issued from reinvestment of distributions
Class A	—	1,644
Class C	—	343
Class H	—	17,313
Shares redeemed
Class A	(6,537)	(8,919)
Class C	(1,482)	(3,091)
Class H	(703,601)	(1,702,902)
Net decrease in shares	(56,044)	(67,103)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 331

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$120.38	$121.29	$114.48	$117.11	$122.60	$108.68
Income (loss) from investment operations:
Net investment income (loss)[b]	1.73	3.92	3.96	1.41	(1.36)	(.55)
Net gain (loss) on investments (realized and unrealized)	7.09	3.87	7.66	(3.68)	(4.13)	14.47 [f]
Total from investment operations	8.82	7.79	11.62	(2.27)	(5.49)	13.92
Less distributions from:
Net investment income	—	(8.70)	(4.81)	(.36)	—	—
Total distributions	—	(8.70)	(4.81)	(.36)	—	—
Net asset value, end of period	$129.20	$120.38	$121.29	$114.48	$117.11	$122.60

Total Return[c]	7.33%	6.41%	10.33%	(1.89%)	(4.48%)	12.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,101	$3,525	$2,990	$2,524	$2,962	$4,021
Ratios to average net assets:
Net investment income (loss)	2.77%	3.18%	3.40%	1.28%	(1.10%)	(1.21%)
Total expenses[d]	1.60%	1.59%	1.59%	1.54%	1.51%	1.60%
Net expenses[e]	1.54%	1.53%	1.54%	1.52%	1.49%	1.57%
Portfolio turnover rate	—	—	—	—	40%	134%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$97.91	$100.93	$96.73	$99.75	$105.21	$93.96
Income (loss) from investment operations:
Net investment income (loss)[b]	1.02	2.48	2.49	.50	(1.97)	(.81)
Net gain (loss) on investments (realized and unrealized)	5.76	3.20	6.52	(3.16)	(3.49)	12.06 [f]
Total from investment operations	6.78	5.68	9.01	(2.66)	(5.46)	11.25
Less distributions from:
Net investment income	—	(8.70)	(4.81)	(.36)	—	—
Total distributions	—	(8.70)	(4.81)	(.36)	—	—
Net asset value, end of period	$104.69	$97.91	$100.93	$96.73	$99.75	$105.21

Total Return[c]	6.91%	5.62%	9.51%	(2.62%)	(5.19%)	11.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$427	$476	$417	$1,251	$1,313	$2,136
Ratios to average net assets:
Net investment income (loss)	2.02%	2.44%	2.55%	0.53%	(1.86%)	(1.96%)
Total expenses[d]	2.35%	2.34%	2.33%	2.29%	2.26%	2.34%
Net expenses[e]	2.29%	2.28%	2.30%	2.27%	2.24%	2.32%
Portfolio turnover rate	—	—	—	—	40%	134%

332 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$120.31	$121.22	$114.41	$117.03	$122.51	$108.54
Income (loss) from investment operations:
Net investment income (loss)[b]	1.70	3.95	3.98	1.61	(1.41)	(.47)
Net gain (loss) on investments (realized and unrealized)	7.12	3.84	7.64	(3.87)	(4.07)	14.44 [f]
Total from investment operations	8.82	7.79	11.62	(2.26)	(5.48)	13.97
Less distributions from:
Net investment income	—	(8.70)	(4.81)	(.36)	—	—
Total distributions	—	(8.70)	(4.81)	(.36)	—	—
Net asset value, end of period	$129.13	$120.31	$121.22	$114.41	$117.03	$122.51

Total Return	7.34%	6.41%	10.32%	(1.88%)	(4.47%)	12.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,168	$23,870	$32,837	$14,924	$16,947	$19,835
Ratios to average net assets:
Net investment income (loss)	2.73%	3.20%	3.41%	1.45%	(1.14%)	(1.23%)
Total expenses[d]	1.60%	1.59%	1.58%	1.55%	1.51%	1.61%
Net expenses[e]	1.54%	1.53%	1.54%	1.53%	1.49%	1.59%
Portfolio turnover rate	—	—	—	—	40%	134%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 333

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 48.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	16,720	$168,368
Guggenheim Strategy Fund II1	6,753	168,013
Total Mutual Funds
(Cost $331,495)		336,381

	Face Amount
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
3.92% due 10/14/25[2,3]	$7,000	6,989
Total U.S. Treasury Bills
(Cost $6,990)		6,989

REPURCHASE AGREEMENTS††,4 - 45.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	182,111	182,111
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	131,041	131,041
Total Repurchase Agreements
(Cost $313,152)		313,152

Total Investments - 95.4%
(Cost $651,637)		$656,522
Other Assets & Liabilities, net - 4.6%		31,691
Total Net Assets - 100.0%		$688,213

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	6	Dec 2025	$655,078	$(424)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	$650,000	$(50,257)	$(49,227)	$(1,030)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

334 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$336,381	$—	$—	$336,381
U.S. Treasury Bills	—	6,989	—	6,989
Repurchase Agreements	—	313,152	—	313,152
Total Assets	$336,381	$320,141	$—	$656,522

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$424	$—	$—	$424
Credit Default Swap Agreements**	—	1,030	—	1,030
Total Liabilities	$424	$1,030	$—	$1,454

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$227,829	$—	$(60,000)	$844	$(660)	$168,013	6,753	$5,994
Guggenheim Ultra Short Duration Fund — Institutional Class	227,461	—	(60,000)	893	14	168,368	16,720	4,895
	$455,290	$—	$(120,000)	$1,737	$(646)	$336,381		$10,889

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 335

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $6,990)	$6,989
Investments in affiliated issuers, at value (cost $331,495)	336,381
Repurchase agreements, at value (cost $313,152)	313,152
Segregated cash with broker	72,871
Receivables:
Variation margin on credit default swap agreements	11,628
Dividends	1,577
Interest	37
Fund shares sold	30
Total assets	742,665

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	49,227
Payable for:
Swap settlement	1,802
Protection fees on credit default swap agreements	812
Transfer agent fees	531
Management fees	382
Distribution and service fees	144
Variation margin on futures contracts	141
Fund shares redeemed	64
Portfolio accounting and administration fees	58
Trustees’ fees*	17
Miscellaneous	1,274
Total liabilities	54,452
Net assets	$688,213

Net assets consist of:
Paid in capital	$12,176,612
Total distributable earnings (loss)	(11,488,399)
Net assets	$688,213
Class A:
Net assets	$231,655
Capital shares outstanding	4,960
Net asset value per share	$46.70
Maximum offering price per share (Net asset value divided by 95.25%)	$49.03
Class C:
Net assets	$3,932
Capital shares outstanding	98
Net asset value per share	$40.49
Class H:
Net assets	$452,626
Capital shares outstanding	9,455
Net asset value per share	$47.88

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$10,889
Interest	46,087
Total investment income	56,976

Expenses:
Management fees	10,157
Distribution and service fees:
Class A	1,039
Class C	26
Class H	2,340
Transfer agent fees	3,307
Registration fees	2,341
Portfolio accounting and administration fees	2,065
Professional fees	612
Trustees’ fees*	230
Custodian fees	194
Miscellaneous	6
Total expenses	22,317
Less:
Expenses reimbursed by Adviser:	(677)
Expenses waived by Adviser	(281)
Total waived expenses	(958)
Net expenses	21,359
Net investment income	35,617

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,737
Swap agreements	(445,617)
Futures contracts	66,518
Net realized loss	(377,362)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(646)
Swap agreements	(22,795)
Futures contracts	18,606
Net change in unrealized appreciation (depreciation)	(4,835)
Net realized and unrealized loss	(382,197)
Net decrease in net assets resulting from operations	$(346,580)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

336 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$35,617	$166,771
Net realized loss on investments	(377,362)	(215,352)
Net change in unrealized appreciation (depreciation) on investments	(4,835)	41,897
Net decrease in net assets resulting from operations	(346,580)	(6,684)

Capital share transactions:
Proceeds from sale of shares
Class A	5,565,621	189,227
Class C	1,674	19,378
Class H	14,598,678	37,379,350
Cost of shares redeemed
Class A	(5,593,237)	(92,138)
Class C	(5,907)	(34,610)
Class H	(17,413,356)	(39,938,489)
Net decrease from capital share transactions	(2,846,527)	(2,477,282)
Net decrease in net assets	(3,193,107)	(2,483,966)

Net assets:
Beginning of period	3,881,320	6,365,286
End of period	$688,213	$3,881,320

Capital share activity:
Shares sold
Class A	112,462	3,901
Class C	39	454
Class H	288,155	747,220
Shares redeemed
Class A	(114,293)	(1,904)
Class C	(140)	(826)
Class H	(349,607)	(799,089)
Net decrease in shares	(63,384)	(50,244)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 337

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$48.74	$48.49	$49.81	$49.19	$50.15	$62.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.65	1.62	1.72	(.01)	(.64)	(.68)
Net gain (loss) on investments (realized and unrealized)	(2.69)	(1.37)	(3.04)	.63 [f]	.82	(7.31)
Total from investment operations	(2.04)	.25	(1.32)	.62	.18	(7.99)
Less distributions from:
Net investment income	—	—	—	—	(1.14)	(3.87)
Total distributions	—	—	—	—	(1.14)	(3.87)
Net asset value, end of period	$46.70	$48.74	$48.49	$49.81	$49.19	$50.15

Total Return[c]	(4.19%)	0.52%	(2.65%)	1.26%	0.47%	(12.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$232	$331	$232	$351	$238	$5,612
Ratios to average net assets:
Net investment income (loss)	2.62%	3.34%	3.43%	(0.02%)	(1.31%)	(1.28%)
Total expenses[d]	1.64%	1.56%	1.58%	1.55%	1.50%	1.56%
Net expenses[e]	1.57%	1.48%	1.54%	1.55%	1.49%	1.54%
Portfolio turnover rate	—	—	—	—	344%	438%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$42.41	$42.50	$44.00	$43.75	$44.74	$56.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	1.14	1.17	.01	(.81)	(.90)
Net gain (loss) on investments (realized and unrealized)	(2.33)	(1.23)	(2.67)	.24 [f]	.96	(7.11)
Total from investment operations	(1.92)	(.09)	(1.50)	.25	.15	(8.01)
Less distributions from:
Net investment income	—	—	—	—	(1.14)	(3.87)
Total distributions	—	—	—	—	(1.14)	(3.87)
Net asset value, end of period	$40.49	$42.41	$42.50	$44.00	$43.75	$44.74

Total Return[c]	(4.53%)	(0.21%)	(3.41%)	0.57%	0.45%	(14.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4	$8	$24	$85	$119	$162
Ratios to average net assets:
Net investment income (loss)	1.94%	2.69%	2.64%	0.01%	(1.88%)	(1.78%)
Total expenses[d]	2.37%	2.32%	2.33%	2.29%	2.26%	2.36%
Net expenses[e]	2.25%	2.25%	2.29%	2.29%	2.22%	2.31%
Portfolio turnover rate	—	—	—	—	344%	438%

338 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$49.95	$49.75	$51.12	$50.44	$50.99	$63.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.66	1.72	1.75	.47	(.68)	(.74)
Net gain (loss) on investments (realized and unrealized)	(2.73)	(1.52)	(3.12)	.21 [f]	1.27	(7.85)
Total from investment operations	(2.07)	.20	(1.37)	.68	.59	(8.59)
Less distributions from:
Net investment income	—	—	—	—	(1.14)	(3.87)
Total distributions	—	—	—	—	(1.14)	(3.87)
Net asset value, end of period	$47.88	$49.95	$49.75	$51.12	$50.44	$50.99

Total Return	(4.14%)	0.40%	(2.68%)	1.35%	1.27%	(13.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$453	$3,542	$6,109	$17,927	$6,706	$3,719
Ratios to average net assets:
Net investment income (loss)	2.63%	3.44%	3.39%	0.88%	(1.35%)	(1.26%)
Total expenses[d]	1.65%	1.56%	1.58%	1.54%	1.52%	1.62%
Net expenses[e]	1.58%	1.50%	1.55%	1.53%	1.51%	1.60%
Portfolio turnover rate	—	—	—	—	344%	438%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 339

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 41.2%

Communications - 15.6%
Alibaba Group Holding Ltd. ADR	5,603	$1,001,424
PDD Holdings, Inc. ADR*	1,616	213,587
JD.com, Inc. ADR	3,617	126,523
Trip.com Group Ltd. ADR	1,517	114,078
Baidu, Inc. ADR*	694	91,448
America Movil SAB de CV ADR	2,260	47,460
Chunghwa Telecom Company Ltd. ADR	949	41,395
Tencent Music Entertainment Group ADR	1,234	28,802
Full Truck Alliance Company Ltd. ADR	2,063	26,757
Kanzhun Ltd. ADR	922	21,538
Telkom Indonesia Persero Tbk PT ADR	1,137	21,398
Bilibili, Inc. ADR*	720	20,225
Total Communications		1,754,635

Technology - 11.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,437	959,920
Infosys Ltd. ADR	8,813	143,387
NetEase, Inc. ADR	853	129,648
ASE Technology Holding Company Ltd. ADR	4,359	48,341
United Microelectronics Corp. ADR	5,891	44,654
Wipro Ltd. ADR	7,587	19,954
Total Technology		1,345,904

Financial - 6.7%
HDFC Bank Ltd. ADR	8,876	303,204
ICICI Bank Ltd. ADR	6,364	192,384
KB Financial Group, Inc. ADR	885	73,375
Shinhan Financial Group Company Ltd. ADR	1,151	57,976
Banco Bradesco S.A. ADR	13,197	44,606
Woori Financial Group, Inc. ADR	568	31,893
KE Holdings, Inc. ADR	1,655	31,445
Banco de Chile ADR	580	17,574
Total Financial		752,457

Basic Materials - 2.5%
Vale S.A. ADR	8,949	97,186
Gold Fields Ltd. ADR	2,234	93,739
POSCO Holdings, Inc. ADR	751	36,957
Harmony Gold Mining Company Ltd. ADR	1,362	24,720
Suzano S.A. ADR	1,672	15,717
Sociedad Quimica y Minera de Chile S.A. ADR*	356	15,301
Total Basic Materials		283,620

Consumer, Non-cyclical - 1.5%
BeOne Medicines Ltd. ADR*	181	61,667
Fomento Economico Mexicano SAB de CV ADR	424	41,819
Ambev S.A. ADR	10,621	23,685
Dr Reddy’s Laboratories Ltd. ADR	1,520	21,249
New Oriental Education & Technology Group, Inc. ADR*	326	17,301
Total Consumer, Non-cyclical		165,721

Consumer, Cyclical - 1.0%
XPeng, Inc. ADR*	1,827	42,789
Li Auto, Inc. ADR*	1,492	37,807
NIO, Inc. ADR*	3,871	29,497
Total Consumer, Cyclical		110,093

Industrial - 0.9%
Cemex SAB de CV ADR	3,778	33,964
Embraer S.A. ADR	434	26,235
Grupo Aeroportuario del Pacifico SAB de CV ADR	102	24,194
ZTO Express Cayman, Inc. ADR	1,045	20,064
Total Industrial		104,457

Utilities - 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,143	28,449
Centrais Eletricas Brasileiras S.A. ADR	2,278	22,598
Korea Electric Power Corp. ADR	1,282	16,730
Total Utilities		67,777

Energy - 0.5%
Petroleo Brasileiro S.A. - Petrobras ADR	4,643	58,780

Total Common Stocks
(Cost $3,285,265)		4,643,444

PREFERRED STOCKS† - 1.4%
Financial - 0.8%
Itau Unibanco Holding S.A. ADR	13,303	97,644

Energy - 0.6%
Petroleo Brasileiro S.A. - Petrobras ADR	5,505	65,069
Total Preferred Stocks
(Cost $131,551)		162,713

MONEY MARKET FUND***,† - 1.9%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	210,000	210,000
Total Money Market Fund
(Cost $210,000)		210,000

340 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 27.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$1,815,324	$1,815,324
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,306,244	1,306,244
Total Repurchase Agreements
(Cost $3,121,568)		3,121,568

Total Investments - 72.2%
(Cost $6,748,384)		$8,137,725
Other Assets & Liabilities, net - 27.8%		3,132,367
Total Net Assets - 100.0%		$11,270,092

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	4.59% (Federal Funds Rate + 0.50%)	At Maturity	11/19/25	2,599	$10,592,958	$159,286
BNP Paribas	S&P Emerging 50 ADR Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/20/25	1,743	7,104,184	6,554
							$17,697,142	$165,840

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 341

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,643,444	$—	$—	$4,643,444
Preferred Stocks	162,713	—	—	162,713
Money Market Fund	210,000	—	—	210,000
Repurchase Agreements	—	3,121,568	—	3,121,568
Equity Index Swap Agreements**	—	165,840	—	165,840
Total Assets	$5,016,157	$3,287,408	$—	$8,303,565

**	This derivative is reported as unrealized appreciation/depreciation at period end.

342 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $3,626,816)	$5,016,157
Repurchase agreements, at value (cost $3,121,568)	3,121,568
Segregated cash with broker	2,959,702
Unrealized appreciation on OTC swap agreements	165,840
Receivables:
Fund shares sold	631,339
Dividends	5,676
Interest	364
Securities lending income	96
Total assets	11,900,742

Liabilities:
Payable for:
Fund shares redeemed	591,394
Swap settlement	13,118
Management fees	6,992
Transfer agent fees	3,478
Distribution and service fees	2,047
Portfolio accounting and administration fees	816
Trustees’ fees*	114
Miscellaneous	12,691
Total liabilities	630,650
Net assets	$11,270,092

Net assets consist of:
Paid in capital	$22,604,671
Total distributable earnings (loss)	(11,334,579)
Net assets	$11,270,092
Class A:
Net assets	$303,770
Capital shares outstanding	2,940
Net asset value per share	$103.32
Maximum offering price per share (Net asset value divided by 95.25%)	$108.47
Class C:
Net assets	$172,291
Capital shares outstanding	1,855
Net asset value per share	$92.89
Class H:
Net assets	$10,794,031
Capital shares outstanding	104,996
Net asset value per share	$102.80

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $3,589)	$92,504
Interest	122,982
Income from securities lending, net	6,789
Total investment income	222,275

Expenses:
Management fees	57,568
Distribution and service fees:
Class A	275
Class C	887
Class H	15,495
Transfer agent fees	14,493
Portfolio accounting and administration fees	13,114
Interest expense	10,315
Registration fees	4,458
Professional fees	2,287
Custodian fees	859
Trustees’ fees*	593
Miscellaneous	10,109
Total expenses	130,453
Less:
Expenses reimbursed by Adviser	(6,395)
Net expenses	124,058
Net investment income	98,217

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	815,060
Swap agreements	3,068,574
Net realized gain	3,883,634
Net change in unrealized appreciation (depreciation) on:
Investments	869,032
Swap agreements	388,520
Net change in unrealized appreciation (depreciation)	1,257,552
Net realized and unrealized gain	5,141,186
Net increase in net assets resulting from operations	$5,239,403

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 343

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$98,217	$80,099
Net realized gain (loss) on investments	3,883,634	(865,855)
Net change in unrealized appreciation (depreciation) on investments	1,257,552	(76,864)
Net increase (decrease) in net assets resulting from operations	5,239,403	(862,620)

Distributions to shareholders:
Class A	—	(6,735)
Class C	—	(5,198)
Class H	—	(85,935)
Total distributions to shareholders	—	(97,868)

Capital share transactions:
Proceeds from sale of shares
Class A	1,284,347	570,811
Class C	713,470	189,933
Class H	92,798,820	132,228,865
Distributions reinvested
Class A	—	6,735
Class C	—	4,275
Class H	—	83,123
Cost of shares redeemed
Class A	(1,232,535)	(640,770)
Class C	(759,824)	(204,354)
Class H	(93,273,299)	(127,773,393)
Net increase (decrease) from capital share transactions	(469,021)	4,465,225
Net increase in net assets	4,770,382	3,504,737

Net assets:
Beginning of period	6,499,710	2,994,973
End of period	$11,270,092	$6,499,710

Capital share activity:
Shares sold
Class A	18,635	9,093
Class C	11,808	3,409
Class H	1,319,194	2,082,667
Shares issued from reinvestment of distributions
Class A	—	109
Class C	—	76
Class H	—	1,350
Shares redeemed
Class A	(18,100)	(10,337)
Class C	(12,447)	(3,125)
Class H	(1,308,858)	(2,037,183)
Net increase in shares	10,232	46,059

344 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$65.70	$56.30	$54.39	$68.28	$116.33	$44.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.78	1.61	1.36	.89	(.03)	(.94)
Net gain (loss) on investments (realized and unrealized)	36.84	10.04 [e]	1.76	(14.78)	(48.02)	72.98
Total from investment operations	37.62	11.65	3.12	(13.89)	(48.05)	72.04
Less distributions from:
Net investment income	—	(2.25)	(1.21)	—	—	—
Total distributions	—	(2.25)	(1.21)	—	—	—
Net asset value, end of period	$103.32	$65.70	$56.30	$54.39	$68.28	$116.33

Total Return[c]	57.26%	20.96%	5.93%	(20.35%)	(41.30%)	162.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$304	$158	$199	$370	$193	$647
Ratios to average net assets:
Net investment income (loss)	2.06%	2.55%	2.58%	1.67%	(0.03%)	(1.10%)
Total expenses	1.98%	1.89%	1.91%	1.85%	1.75%	1.83%
Net expenses[d]	1.88%	1.79%	1.84%	1.82%	1.75%	1.83%
Portfolio turnover rate	150%	925%	905%	416%	266%	632%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$59.30	$51.39	$50.17	$63.47	$108.94	$41.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	.99	.79	.69	(.48)	(1.69)
Net gain (loss) on investments (realized and unrealized)	33.14	9.17 [e]	1.64	(13.99)	(44.99)	68.84
Total from investment operations	33.59	10.16	2.43	(13.30)	(45.47)	67.15
Less distributions from:
Net investment income	—	(2.25)	(1.21)	—	—	—
Total distributions	—	(2.25)	(1.21)	—	—	—
Net asset value, end of period	$92.89	$59.30	$51.39	$50.17	$63.47	$108.94

Total Return[c]	56.64%	20.05%	5.07%	(20.97%)	(41.74%)	160.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172	$148	$110	$132	$311	$449
Ratios to average net assets:
Net investment income (loss)	1.35%	1.73%	1.64%	1.43%	(0.55%)	(1.95%)
Total expenses	2.73%	2.64%	2.68%	2.57%	2.50%	2.57%
Net expenses[d]	2.64%	2.54%	2.60%	2.54%	2.50%	2.57%
Portfolio turnover rate	150%	925%	905%	416%	266%	632%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 345

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$65.43	$56.16	$54.34	$68.26	$116.30	$44.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.55	1.34	1.32	1.20	.01	(1.28)
Net gain (loss) on investments (realized and unrealized)	36.82	10.18 [e]	1.71	(15.12)	(48.05)	73.29
Total from investment operations	37.37	11.52	3.03	(13.92)	(48.04)	72.01
Less distributions from:
Net investment income	—	(2.25)	(1.21)	—	—	—
Total distributions	—	(2.25)	(1.21)	—	—	—
Net asset value, end of period	$102.80	$65.43	$56.16	$54.34	$68.26	$116.30

Total Return	57.11%	20.75%	5.78%	(20.41%)	(41.31%)	162.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,794	$6,194	$2,686	$2,597	$2,810	$6,808
Ratios to average net assets:
Net investment income (loss)	1.53%	2.16%	2.53%	2.35%	0.01%	(1.29%)
Total expenses	2.03%	1.90%	1.93%	1.82%	1.75%	1.81%
Net expenses[d]	1.93%	1.80%	1.85%	1.79%	1.75%	1.81%
Portfolio turnover rate	150%	925%	905%	416%	266%	632%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

346 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 62.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$38,687	$38,687
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	27,838	27,838
Total Repurchase Agreements
(Cost $66,525)		66,525

Total Investments - 62.9%
(Cost $66,525)		$66,525
Other Assets & Liabilities, net - 37.1%		39,260
Total Net Assets - 100.0%		$105,785

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	3.59% (Federal Funds Rate - 0.50%)	At Maturity	11/19/25	11	$43,793	$(66)
BNP Paribas	S&P Emerging 50 ADR Index	Receive	3.89% (Federal Funds Rate - 0.20%)	At Maturity	11/20/25	41	165,417	(152)
							$209,210	$(218)

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 347

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$66,525	$—	$66,525
Total Assets	$—	$66,525	$—	$66,525

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$218	$—	$218

**	This derivative is reported as unrealized appreciation/depreciation at period end.

348 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Repurchase agreements, at value (cost $66,525)	66,525
Segregated cash with broker	64,068
Receivables:
Fund shares sold	2,100
Swap settlement	706
Interest	7
Total assets	133,406

Liabilities:
Unrealized depreciation on OTC swap agreements	218
Payable for:
Fund shares redeemed	26,961
Management fees	124
Transfer agent fees	66
Distribution and service fees	37
Portfolio accounting and administration fees	15
Trustees’ fees*	2
Miscellaneous	198
Total liabilities	27,621
Net assets	$105,785

Net assets consist of:
Paid in capital	$20,342,620
Total distributable earnings (loss)	(20,236,835)
Net assets	$105,785
Class A:
Net assets	$2,481
Capital shares outstanding	30
Net asset value per share	$83.71
Maximum offering price per share (Net asset value divided by 95.25%)	$87.88
Class C:
Net assets	$2,027
Capital shares outstanding	25
Net asset value per share	$81.08
Class H:
Net assets	$101,277
Capital shares outstanding	1,198
Net asset value per share	$84.52

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$4,839
Total investment income	4,839

Expenses:
Management fees	920
Distribution and service fees:
Class A	11
Class C	26
Class H	240
Transfer agent fees	235
Interest expense	358
Portfolio accounting and administration fees	211
Professional fees	100
Trustees’ fees*	22
Custodian fees	15
Line of credit fees	10
Miscellaneous	142
Total expenses	2,290
Less:
Expenses reimbursed by Adviser
Total waived expenses	(101)
Net expenses	2,189
Net investment income	2,650

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(110,452)
Net realized loss	(110,452)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(5,641)
Net change in unrealized appreciation (depreciation)	(5,641)
Net realized and unrealized loss	(116,093)
Net decrease in net assets resulting from operations	$(113,443)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 349

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,650	$11,700
Net realized loss on investments	(110,452)	(109,206)
Net change in unrealized appreciation (depreciation) on investments	(5,641)	(10,844)
Net decrease in net assets resulting from operations	(113,443)	(108,350)

Distributions to shareholders:
Class A	—	(249)
Class C	—	(223)
Class H	—	(10,862)
Total distributions to shareholders	—	(11,334)

Capital share transactions:
Proceeds from sale of shares
Class A	405,533	777,225
Class C	185,665	85,770
Class H	17,252,488	21,195,738
Distributions reinvested
Class A	—	249
Class C	—	223
Class H	—	10,752
Cost of shares redeemed
Class A	(427,222)	(810,540)
Class C	(200,250)	(85,277)
Class H	(17,135,318)	(21,280,410)
Net increase (decrease) from capital share transactions	80,896	(106,270)
Net decrease in net assets	(32,547)	(225,954)

Net assets:
Beginning of period	138,332	364,286
End of period	$105,785	$138,332

Capital share activity:
Shares sold
Class A	2,464	4,463 *
Class C	1,057	547 *
Class H	140,266	119,452 *
Shares issued from reinvestment of distributions
Class A	—	2 *
Class C	—	1 *
Class H	—	65 *
Shares redeemed
Class A	(2,461)	(4,713)*
Class C	(1,057)	(547)*
Class H	(139,958)	(119,976)*
Net increase (decrease) in shares	311	(706)*

*	Reverse share split - Capital share activity has been restated to reflect a 1:20 reverse share split effective February 24, 2025.

350 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[b]	Year Ended March 31, 2024[b]	Year Ended March 31, 2023[b]	Year Ended March 31, 2022[b]	Year Ended March 31, 2021[b]
Per Share Data
Net asset value, beginning of period	$147.89	$219.27	$265.61	$300.57	$248.83	$934.09
Income (loss) from investment operations:
Net investment income (loss)[c]	2.55	5.37	9.40	2.20	(4.60)	(10.80)
Net gain (loss) on investments (realized and unrealized)	(66.73)	(67.30)	(48.34)	(37.16)	56.34	(674.46)
Total from investment operations	(64.18)	(61.93)	(38.94)	(34.96)	51.74	(685.26)
Less distributions from:
Net investment income (loss)	—	(9.45)	(7.40)	—	—	—
Total distributions	—	(9.45)	(7.40)	—	—	—
Net asset value, end of period	$83.71	$147.89	$219.27	$265.61	$300.57	$248.83

Total Return[d]	(42.45%)	(29.83%)	(15.06%)	(11.64%)	20.82%	(73.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2	$4	$60	$7	$14	$2
Ratios to average net assets:
Net investment income (loss)	2.88%	3.21%	3.72%	0.65%	(1.86%)	(1.81%)
Total expenses	2.21%	1.86%	1.82%	2.00%	1.87%	1.86%
Net expenses[e]	2.13%	1.76%	1.75%	1.97%	1.87%	1.86%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[b]	Year Ended March 31, 2024[b]	Year Ended March 31, 2023[b]	Year Ended March 31, 2022[b]	Year Ended March 31, 2021[b]
Per Share Data
Net asset value, beginning of period	$141.84	$215.46	$262.83	$300.43	$248.01	$936.48
Income (loss) from investment operations:
Net investment income (loss)[c]	1.94	4.78	7.80	.20	(7.20)	(13.80)
Net gain (loss) on investments (realized and unrealized)	(62.70)	(68.95)	(47.77)	(37.80)	59.62	(674.67)
Total from investment operations	(60.76)	(64.17)	(39.97)	(37.60)	52.42	(688.47)
Less distributions from:
Net investment income (loss)	—	(9.45)	(7.40)	—	—	—
Total distributions	—	(9.45)	(7.40)	—	—	—
Net asset value, end of period	$81.08	$141.84	$215.46	$262.83	$300.43	$248.01

Total Return[d]	(42.75%)	(30.36%)	(15.60%)	(12.52%)	21.13%	(73.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2	$4	$5	$6	$7	$6
Ratios to average net assets:
Net investment income (loss)	2.36%	2.79%	3.08%	0.08%	(2.44%)	(2.62%)
Total expenses	2.95%	2.62%	2.59%	2.76%	2.48%	2.66%
Net expenses[e]	2.87%	2.53%	2.51%	2.73%	2.48%	2.66%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 351

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[b]	Year Ended March 31, 2024[b]	Year Ended March 31, 2023[b]	Year Ended March 31, 2022[b]	Year Ended March 31, 2021[b]
Per Share Data
Net asset value, beginning of period	$146.96	$221.54	$269.12	$303.40	$250.77	$927.73
Income (loss) from investment operations:
Net investment income (loss)[c]	1.09	5.60	8.60	2.20	(4.60)	(8.40)
Net gain (loss) on investments (realized and unrealized)	(63.53)	(70.73)	(48.78)	(36.48)	57.23	(668.56)
Total from investment operations	(62.44)	(65.13)	(40.18)	(34.28)	52.63	(676.96)
Less distributions from:
Net investment income (loss)	—	(9.45)	(7.40)	—	—	—
Total distributions	—	(9.45)	(7.40)	—	—	—
Net asset value, end of period	$84.52	$146.96	$221.54	$269.12	$303.40	$250.77

Total Return[d]	(42.50%)	(29.89%)	(15.24%)	(11.27%)	20.97%	(72.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101	$131	$299	$465	$1,265	$400
Ratios to average net assets:
Net investment income (loss)	2.59%	3.31%	3.61%	0.66%	(1.70%)	(1.85%)
Total expenses	2.23%	1.82%	1.83%	2.01%	1.75%	1.89%
Net expenses[e]	2.13%	1.72%	1.75%	1.97%	1.75%	1.89%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Reverse share split – Per share amounts have been restated to reflect a 1:20 reverse share split effective February 24, 2025.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

352 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 54.3%

Consumer, Non-cyclical - 16.2%
Novartis AG ADR	321	$41,165
AstraZeneca plc ADR	515	39,511
Nestle S.A. ADR	429	39,369
Roche Holding AG ADR	937	39,176
Novo Nordisk A/S ADR	537	29,798
Unilever plc ADR	419	24,838
British American Tobacco plc ADR	365	19,374
Sanofi S.A. ADR	379	17,889
L’Oreal S.A. ADR	200	17,328
EssilorLuxottica S.A. ADR	104	16,952
RELX plc ADR	314	14,997
GSK plc ADR	337	14,545
Anheuser-Busch InBev S.A. ADR	171	10,193
Diageo plc ADR	92	8,780
Total Consumer, Non-cyclical		333,915

Financial - 12.4%
HSBC Holdings plc ADR	575	40,813
Allianz SE ADR	643	26,987
Banco Santander S.A. ADR	2,474	25,928
UBS Group AG*	522	21,402
UniCredit SpA ADR	520	19,729
Banco Bilbao Vizcaya Argentaria S.A. ADR	961	18,499
Zurich Insurance Group AG ADR	486	17,384
BNP Paribas S.A. ADR	355	16,160
Intesa Sanpaolo SpA ADR	406	16,114
AXA S.A. ADR	305	14,622
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	1,086	13,890
ING Groep N.V. ADR	503	13,118
London Stock Exchange Group plc ADR	338	9,785
Total Financial		254,431

Industrial - 7.8%
Siemens AG ADR	250	33,752
Schneider Electric SE ADR	481	26,945
Airbus SE ADR	393	22,880
Rolls-Royce Holdings plc ADR	1,393	22,567
Safran S.A. ADR	250	22,078
ABB Ltd. ADR	263	18,923
Vinci S.A. ADR	389	13,483
Total Industrial		160,628

Technology - 5.3%
ASML Holding N.V. — Class G	65	62,926
SAP SE ADR	170	45,426
Total Technology		108,352

Energy - 3.6%
Shell plc ADR	488	34,907
TotalEnergies SE ADR	380	22,682
BP plc ADR	457	15,748
Total Energy		73,337

Consumer, Cyclical - 2.8%
LVMH Moet Hennessy Louis Vuitton SE ADR	211	25,807
Cie Financiere Richemont S.A. ADR	896	17,123
Hermes International SCA ADR	58	14,217
Total Consumer, Cyclical		57,147

Utilities - 2.1%
Iberdrola S.A. ADR	255	19,395
National Grid plc ADR	172	12,499
Enel SpA ADR	1,299	12,289
Total Utilities		44,183

Communications - 1.7%
Deutsche Telekom AG ADR	584	19,944
Prosus N.V. ADR	1,046	14,769
Total Communications		34,713

Basic Materials - 1.5%
Air Liquide S.A. ADR	483	20,011
Rio Tinto plc ADR	179	11,816
Total Basic Materials		31,827

Common Stocks - 0.9%
Rheinmetall AG ADR	38	17,698

Total Common Stocks
(Cost $785,698)		1,116,231

MUTUAL FUNDS† - 6.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,027	70,763
Guggenheim Strategy Fund II1	2,760	68,680
Total Mutual Funds
(Cost $138,225)		139,443

	Face Amount
U.S. TREASURY BILLS†† - 6.8%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	$139,000	138,797
Total U.S. Treasury Bills
(Cost $138,796)		138,797

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 353

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
EUROPE 1.25x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 29.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$352,793	$352,793
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	253,858	253,858
Total Repurchase Agreements
(Cost $606,651)		606,651

Total Investments - 97.4%
(Cost $1,669,370)		$2,001,122
Other Assets & Liabilities, net - 2.6%		53,624
Total Net Assets - 100.0%		$2,054,746

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	27	Dec 2025	$1,478,405	$20,144
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	10	Dec 2025	1,473,875	6,637

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

354 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,116,231	$—	$—	$1,116,231
Mutual Funds	139,443	—	—	139,443
U.S. Treasury Bills	—	138,797	—	138,797
Repurchase Agreements	—	606,651	—	606,651
Equity Futures Contracts**	20,144	—	—	20,144
Currency Futures Contracts**	6,637	—	—	6,637
Total Assets	$1,282,455	$745,448	$—	$2,027,903

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$68,625	$—	$—	$—	$55	$68,680	2,760	$1,837
Guggenheim Ultra Short Duration Fund — Institutional Class	70,482	—	—	—	281	70,763	7,027	1,545
	$139,107	$—	$—	$—	$336	$139,443		$3,382

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 355

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $924,494)	$1,255,028
Investments in affiliated issuers, at value (cost $138,225)	139,443
Repurchase agreements, at value (cost $606,651)	606,651
Cash	6,859
Segregated cash with broker	551
Receivables:
Fund shares sold	24,098
Foreign tax reclaims	17,141
Variation margin on futures contracts	11,546
Dividends	2,863
Investment Adviser	156
Securities lending income	77
Interest	71
Total assets	2,064,484

Liabilities:
Payable for:
Management fees	2,935
Licensing fees	1,450
Transfer agent fees	1,168
Distribution and service fees	846
Fund shares redeemed	528
Trustees’ fees*	38
Miscellaneous	2,773
Total liabilities	9,738
Net assets	$2,054,746

Net assets consist of:
Paid in capital	$3,464,007
Total distributable earnings (loss)	(1,409,261)
Net assets	$2,054,746
Class A:
Net assets	$415,496
Capital shares outstanding	3,357
Net asset value per share	$123.77
Maximum offering price per share (Net asset value divided by 95.25%)	$129.94
Class C:
Net assets	$26,676
Capital shares outstanding	281
Net asset value per share	$95.04
Class H:
Net assets	$1,612,574
Capital shares outstanding	13,216
Net asset value per share	$122.02

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $4,290)	$19,318
Dividends from securities of affiliated issuers	3,382
Interest	43,864
Income from securities lending, net	2,683
Total investment income	69,247

Expenses:
Management fees	18,106
Distribution and service fees:
Class A	529
Class C	357
Class H	4,411
Transfer agent fees	4,290
Portfolio accounting and administration fees	3,068
Registration fees	2,440
Professional fees	614
Custodian fees	280
Trustees’ fees*	257
Line of credit fees	90
Miscellaneous	2,141
Total expenses	36,583
Less:
Expenses reimbursed by Adviser	(4,024)
Expenses waived by Adviser	(88)
Total waived/reimbursed expenses	(4,112)
Net expenses	32,471
Net investment income	36,776

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(468,501)
Futures contracts	(831,904)
Foreign currency transactions	(22,381)
Net realized loss	(1,322,786)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	200,895
Investments in affiliated issuers	336
Futures contracts	237,435
Foreign currency translations	115
Net change in unrealized appreciation (depreciation)	438,781
Net realized and unrealized loss	(884,005)
Net decrease in net assets resulting from operations	$(847,229)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

356 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$36,776	$106,047
Net realized gain (loss) on investments	(1,322,786)	314,299
Net change in unrealized appreciation (depreciation) on investments	438,781	(335,157)
Net increase (decrease) in net assets resulting from operations	(847,229)	85,189

Distributions to shareholders:
Class A	—	(7,614)
Class C	—	(4,147)
Class H	—	(149,240)
Total distributions to shareholders	—	(161,001)

Capital share transactions:
Proceeds from sale of shares
Class A	902,984	886,834
Class C	88,640	229,601
Class H	53,171,142	261,867,521
Distributions reinvested
Class A	—	7,566
Class C	—	1,527
Class H	—	145,260
Cost of shares redeemed
Class A	(783,845)	(1,142,580)
Class C	(192,321)	(277,719)
Class H	(65,146,920)	(249,215,568)
Net increase (decrease) from capital share transactions	(11,960,320)	12,502,442
Net increase (decrease) in net assets	(12,807,549)	12,426,630

Net assets:
Beginning of period	14,862,295	2,435,665
End of period	$2,054,746	$14,862,295

Capital share activity:
Shares sold
Class A	7,748	7,501
Class C	995	2,478
Class H	460,843	2,200,191
Shares issued from reinvestment of distributions
Class A	—	73
Class C	—	19
Class H	—	1,419
Shares redeemed
Class A	(6,772)	(9,481)
Class C	(2,222)	(2,856)
Class H	(577,642)	(2,086,128)
Net increase (decrease) in shares	(117,050)	113,216

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 357

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$113.14	$121.23	$106.74	$101.20	$94.56	$69.30
Income (loss) from investment operations:
Net investment income (loss)[b]	1.00	4.03	2.61	1.76	(.96)	(.93)
Net gain (loss) on investments (realized and unrealized)	9.63 [f]	(.15)	12.63	3.78 [f]	7.60 [f]	30.74
Total from investment operations	10.63	3.88	15.24	5.54	6.64	29.81
Less distributions from:
Net investment income	—	(11.97)	(.75)	—	—	(4.55)
Total distributions	—	(11.97)	(.75)	—	—	(4.55)
Net asset value, end of period	$123.77	$113.14	$121.23	$106.74	$101.20	$94.56

Total Return[c]	9.40%	4.06%	14.35%	5.48%	7.02%	43.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$415	$269	$520	$388	$482	$130
Ratios to average net assets:
Net investment income (loss)	1.70%	3.33%	2.41%	1.84%	(0.93%)	(1.10%)
Total expenses[d]	1.80%	1.74%	1.74%	1.79%	1.72%	1.75%
Net expenses[e]	1.59%	1.61%	1.66%	1.74%	1.70%	1.73%
Portfolio turnover rate	840%	4,585%	1,595%	231%	517%	534%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$87.20	$96.99	$86.21	$82.72	$77.88	$58.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	2.49	1.28	.94	(1.18)	(.96)
Net gain (loss) on investments (realized and unrealized)	7.24 [f]	(.31)	10.25	2.55 [f]	6.02 [f]	25.15
Total from investment operations	7.84	2.18	11.53	3.49	4.84	24.19
Less distributions from:
Net investment income	—	(11.97)	(.75)	—	—	(4.55)
Total distributions	—	(11.97)	(.75)	—	—	(4.55)
Net asset value, end of period	$95.04	$87.20	$96.99	$86.21	$82.72	$77.88

Total Return[c]	8.99%	3.27%	13.48%	4.22%	6.21%	41.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27	$131	$181	$165	$483	$142
Ratios to average net assets:
Net investment income (loss)	1.35%	2.59%	1.47%	1.17%	(1.41%)	(1.50%)
Total expenses[d]	2.57%	2.50%	2.51%	2.53%	2.48%	2.58%
Net expenses[e]	2.37%	2.36%	2.42%	2.48%	2.46%	2.55%
Portfolio turnover rate	840%	4,585%	1,595%	231%	517%	534%

358 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$111.23	$119.37	$105.14	$100.11	$93.56	$68.79
Income (loss) from investment operations:
Net investment income (loss)[b]	1.05	2.93	3.64	1.01	(.93)	(.74)
Net gain (loss) on investments (realized and unrealized)	9.74 [f]	.90 [f]	11.34	4.02 [f]	7.48 [f]	30.06
Total from investment operations	10.79	3.83	14.98	5.03	6.55	29.32
Less distributions from:
Net investment income	—	(11.97)	(.75)	—	—	(4.55)
Total distributions	—	(11.97)	(.75)	—	—	(4.55)
Net asset value, end of period	$122.02	$111.23	$119.37	$105.14	$100.11	$93.56

Total Return	9.70%	4.08%	14.32%	5.01%	7.00%	42.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,613	$14,461	$1,735	$13,479	$4,182	$1,410
Ratios to average net assets:
Net investment income (loss)	1.85%	2.49%	3.37%	1.08%	(0.90%)	(0.88%)
Total expenses[d]	1.81%	1.77%	1.76%	1.77%	1.71%	1.77%
Net expenses[e]	1.60%	1.59%	1.69%	1.73%	1.69%	1.74%
Portfolio turnover rate	840%	4,585%	1,595%	231%	517%	534%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 359

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
JAPAN 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 36.5%
U.S. Treasury Bills
3.93% due 10/14/25[1,2]	$727,000	$725,940
Total U.S. Treasury Bills
(Cost $725,933)		725,940

REPURCHASE AGREEMENTS††,3 - 54.6%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	630,833	630,833
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	453,925	453,925
Total Repurchase Agreements
(Cost $1,084,758)		1,084,758

Total Investments - 91.1%
(Cost $1,810,691)		$1,810,698
Other Assets & Liabilities, net - 8.9%		177,702
Total Net Assets - 100.0%		$1,988,400

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	15	Dec 2025	$3,370,875	$102,033
Micro Nikkei Stock Average Futures Contracts	28	Dec 2025	629,230	11,198
			$4,000,105	$113,231
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	47	Dec 2025	$4,003,225	$(11,715)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

360 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$725,940	$—	$725,940
Repurchase Agreements	—	1,084,758	—	1,084,758
Equity Futures Contracts**	113,231	—	—	113,231
Total Assets	$113,231	$1,810,698	$—	$1,923,929

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$11,715	$—	$—	$11,715

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 361

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $725,933)	$725,940
Repurchase agreements, at value (cost $1,084,758)	1,084,758
Cash	8,138
Segregated cash with broker	35,666
Receivables:
Fund shares sold	147,218
Interest	127
Total assets	2,001,847

Liabilities:
Payable for:
Variation margin on futures contracts	6,873
Fund shares redeemed	3,582
Management fees	1,075
Transfer agent fees	427
Distribution and service fees	359
Portfolio accounting and administration fees	147
Trustees’ fees*	13
Miscellaneous	971
Total liabilities	13,447
Net assets	$1,988,400

Net assets consist of:
Paid in capital	$3,746,780
Total distributable earnings (loss)	(1,758,380)
Net assets	$1,988,400
Class A:
Net assets	$398,324
Capital shares outstanding	2,324
Net asset value per share	$171.40
Maximum offering price per share (Net asset value divided by 95.25%)	$179.95
Class C:
Net assets	$636
Capital shares outstanding	4
Net asset value per share	$148.43
Class H:
Net assets	$1,589,440
Capital shares outstanding	9,195
Net asset value per share	$172.86

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$26,528
Total investment income	26,528

Expenses:
Management fees	4,715
Distribution and service fees:
Class A	388
Class C	3
Class H	1,183
Transfer agent fees	1,291
Portfolio accounting and administration fees	959
Registration fees	712
Professional fees	447
Custodian fees	87
Trustees’ fees*	80
Miscellaneous	136
Total expenses	10,001
Less:
Expenses reimbursed by Adviser	(314)
Net expenses	9,687
Net investment income	16,841

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	354,811
Net realized gain	354,811
Net change in unrealized appreciation (depreciation) on:
Investments	8
Futures contracts	127,326
Net change in unrealized appreciation (depreciation)	127,334
Net realized and unrealized gain	482,145
Net increase in net assets resulting from operations	$498,986

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

362 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,841	$55,177
Net realized gain (loss) on investments	354,811	(733,749)
Net change in unrealized appreciation (depreciation) on investments	127,334	27,072
Net increase (decrease) in net assets resulting from operations	498,986	(651,500)

Distributions to shareholders:
Class A	—	(12,545)
Class C	—	(28)
Class H	—	(51,240)
Total distributions to shareholders	—	(63,813)

Capital share transactions:
Proceeds from sale of shares
Class A	100,430	143,799
Class C	—	6,497
Class H	4,500,960	3,550,004
Distributions reinvested
Class A	—	12,545
Class C	—	28
Class H	—	49,842
Cost of shares redeemed
Class A	(73,821)	(241,379)
Class C	(134)	(24,310)
Class H	(3,898,421)	(4,731,495)
Net increase (decrease) from capital share transactions	629,014	(1,234,469)
Net increase (decrease) in net assets	1,128,000	(1,949,782)

Net assets:
Beginning of period	860,400	2,810,182
End of period	$1,988,400	$860,400

Capital share activity:
Shares sold
Class A	835	1,083
Class C	—	55
Class H	30,304	26,288
Shares issued from reinvestment of distributions
Class A	—	93
Class C	—	—
Class H	—	367
Shares redeemed
Class A	(689)	(1,828)
Class C	(1)	(205)
Class H	(26,497)	(35,841)
Net increase (decrease) in shares	3,952	(9,988)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 363

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$112.97	$159.13	$117.27	$142.84	$201.08	$94.96
Income (loss) from investment operations:
Net investment income (loss)[b]	1.89	4.71	4.91	1.39	(2.21)	(1.95)
Net gain (loss) on investments (realized and unrealized)	56.54	(45.29)	44.41	(26.96)	(56.03)	109.13
Total from investment operations	58.43	(40.58)	49.32	(25.57)	(58.24)	107.18
Less distributions from:
Net investment income	—	(5.58)	(7.46)	—	—	(1.06)
Total distributions	—	(5.58)	(7.46)	—	—	(1.06)
Net asset value, end of period	$171.40	$112.97	$159.13	$117.27	$142.84	$201.08

Total Return[c]	51.72%	(26.07%)	44.34%	(17.90%)	(28.96%)	112.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$398	$246	$450	$207	$207	$255
Ratios to average net assets:
Net investment income (loss)	2.71%	3.50%	3.77%	1.27%	(1.22%)	(1.26%)
Total expenses[d]	1.59%	1.58%	1.57%	1.50%	1.51%	1.58%
Net expenses[e]	1.54%	1.53%	1.54%	1.49%	1.49%	1.56%
Portfolio turnover rate	—	—	—	—	—	15%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$98.18	$140.30	$104.92	$128.84	$182.53	$87.00
Income (loss) from investment operations:
Net investment income (loss)[b]	1.20	4.00	3.51	.39	(3.48)	(2.98)
Net gain (loss) on investments (realized and unrealized)	49.05	(40.54)	39.33	(24.31)	(50.21)	99.57
Total from investment operations	50.25	(36.54)	42.84	(23.92)	(53.69)	96.59
Less distributions from:
Net investment income	—	(5.58)	(7.46)	—	—	(1.06)
Total distributions	—	(5.58)	(7.46)	—	—	(1.06)
Net asset value, end of period	$148.43	$98.18	$140.30	$104.92	$128.84	$182.53

Total Return[c]	51.18%	(26.70%)	43.33%	(18.57%)	(29.41%)	111.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$— [f]	$— [f]	$22	$4	$5	$53
Ratios to average net assets:
Net investment income (loss)	1.93%	3.25%	3.05%	0.40%	(2.00%)	(2.02%)
Total expenses[d]	2.26%	2.29%	2.30%	2.30%	2.25%	2.32%
Net expenses[e]	2.26%	2.25%	2.27%	2.30%	2.24%	2.30%
Portfolio turnover rate	—	—	—	—	—	15%

364 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$113.93	$160.43	$118.13	$143.98	$202.65	$95.70
Income (loss) from investment operations:
Net investment income (loss)[b]	1.91	4.83	4.48	1.64	(2.25)	(2.07)
Net gain (loss) on investments (realized and unrealized)	57.02	(45.75)	45.28	(27.49)	(56.42)	110.08
Total from investment operations	58.93	(40.92)	49.76	(25.85)	(58.67)	108.01
Less distributions from:
Net investment income	—	(5.58)	(7.46)	—	—	(1.06)
Total distributions	—	(5.58)	(7.46)	—	—	(1.06)
Net asset value, end of period	$172.86	$113.93	$160.43	$118.13	$143.98	$202.65

Total Return	51.72%	(26.07%)	44.34%	(17.95%)	(28.95%)	112.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,589	$614	$2,338	$7,347	$1,049	$1,560
Ratios to average net assets:
Net investment income (loss)	2.67%	3.53%	3.54%	1.48%	(1.22%)	(1.27%)
Total expenses[d]	1.59%	1.58%	1.58%	1.54%	1.51%	1.58%
Net expenses[e]	1.54%	1.53%	1.56%	1.53%	1.49%	1.56%
Portfolio turnover rate	—	—	—	—	—	15%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Less than $1,000 in Net Assets.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 365

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
3.93% due 10/14/25[1,2]	$57,000	$56,916
Total U.S. Treasury Bills
(Cost $56,916)		56,916

REPURCHASE AGREEMENTS††,3 - 93.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	1,877,762	1,877,762
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,351,173	1,351,173
Total Repurchase Agreements
(Cost $3,228,935)		3,228,935

Total Investments - 95.0%
(Cost $3,285,851)		$3,285,851
Other Assets & Liabilities, net - 5.0%		172,572
Total Net Assets - 100.0%		$3,458,423

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	54	Dec 2025	$5,263,380	$880

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	12/19/25	16,759	$1,633,746	$5,337

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

366 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$56,916	$—	$56,916
Repurchase Agreements	—	3,228,935	—	3,228,935
Currency Futures Contracts**	880	—	—	880
Currency Index Swap Agreements**	—	5,337	—	5,337
Total Assets	$880	$3,291,188	$—	$3,292,068

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 367

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $56,916)	$56,916
Repurchase agreements, at value (cost $3,228,935)	3,228,935
Segregated cash with broker	209,971
Unrealized appreciation on OTC swap agreements	5,337
Receivables:
Fund shares sold	153,181
Swap settlement	1,294
Interest	376
Total assets	3,656,010

Liabilities:
Payable for:
Fund shares redeemed	178,601
Variation margin on futures contracts	6,156
Management fees	1,605
Transfer agent fees	666
Distribution and service fees	503
Portfolio accounting and administration fees	94
Trustees’ fees*	22
Miscellaneous	9,940
Total liabilities	197,587
Net assets	$3,458,423

Net assets consist of:
Paid in capital	$24,541,556
Total distributable earnings (loss)	(21,083,133)
Net assets	$3,458,423
Class A:
Net assets	$339,371
Capital shares outstanding	5,921
Net asset value per share	$57.32
Maximum offering price per share (Net asset value divided by 95.25%)	$60.18
Class C:
Net assets	$96,159
Capital shares outstanding	1,992
Net asset value per share	$48.27
Class H:
Net assets	$3,022,893
Capital shares outstanding	52,946
Net asset value per share	$57.09

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$42,686
Total investment income	42,686

Expenses:
Management fees	8,783
Distribution and service fees:
Class A	456
Class C	340
Class H	1,899
Transfer agent fees	2,061
Licensing fees	2,497
Portfolio accounting and administration fees	1,488
Registration fees	816
Professional fees	736
Trustees’ fees*	184
Custodian fees	142
Miscellaneous	250
Total expenses	19,652
Less:
Expenses reimbursed by Adviser	(975)
Net expenses	18,677
Net investment income	24,009

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(81)
Swap agreements	(63,897)
Futures contracts	(157,911)
Net realized loss	(221,889)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(2,728)
Futures contracts	(20,556)
Net change in unrealized appreciation (depreciation)	(23,284)
Net realized and unrealized loss	(245,173)
Net decrease in net assets resulting from operations	$(221,164)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

368 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,009	$91,521
Net realized loss on investments	(221,889)	(425,633)
Net change in unrealized appreciation (depreciation) on investments	(23,284)	(43,490)
Net decrease in net assets resulting from operations	(221,164)	(377,602)

Distributions to shareholders:
Class A	—	(13,671)
Class C	—	(131)
Class H	—	(150,721)
Total distributions to shareholders	—	(164,523)

Capital share transactions:
Proceeds from sale of shares
Class A	288,652	660,718
Class C	105,919	35,194
Class H	20,676,552	117,911,292
Distributions reinvested
Class A	—	12,913
Class C	—	131
Class H	—	140,209
Cost of shares redeemed
Class A	(320,768)	(689,981)
Class C	(11,375)	(42,351)
Class H	(19,235,573)	(117,748,091)
Net increase from capital share transactions	1,503,407	280,034
Net increase (decrease) in net assets	1,282,243	(262,091)

Net assets:
Beginning of period	2,176,180	2,438,271
End of period	$3,458,423	$2,176,180

Capital share activity:
Shares sold
Class A	5,001	10,173
Class C	2,183	636
Class H	361,323	1,810,989
Shares issued from reinvestment of distributions
Class A	—	195
Class C	—	2
Class H	—	2,130
Shares redeemed
Class A	(5,543)	(10,677)
Class C	(233)	(766)
Class H	(336,292)	(1,817,243)
Net increase (decrease) in shares	26,439	(4,561)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 369

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$63.44	$62.78	$58.06	$52.63	$48.47	$55.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.73	1.97	2.11	.38	(.64)	(.64)
Net gain (loss) on investments (realized and unrealized)	(6.85)	1.03 [e]	3.88 [e]	5.05 [e]	4.80	(5.95)
Total from investment operations	(6.12)	3.00	5.99	5.43	4.16	(6.59)
Less distributions from:
Net investment income	—	(2.34)	(1.27)	—	—	(.28)
Total distributions	—	(2.34)	(1.27)	—	—	(.28)
Net asset value, end of period	$57.32	$63.44	$62.78	$58.06	$52.63	$48.47

Total Return[c]	(9.65%)	4.61%	10.36%	10.32%	8.58%	(11.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$339	$410	$425	$624	$1,023	$1,464
Ratios to average net assets:
Net investment income (loss)	2.51%	3.06%	3.50%	0.64%	(1.32%)	(1.26%)
Total expenses	2.00%	2.02%	1.91%	1.82%	1.89%	1.91%
Net expenses[d]	1.90%	1.92%	1.83%	1.79%	1.86%	1.87%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$54.07	$53.82	$50.31	$45.94	$42.62	$49.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	1.28	1.38	.23	(.87)	(.90)
Net gain (loss) on investments (realized and unrealized)	(6.23)	1.31 [e]	3.40 [e]	4.14 [e]	4.19	(5.28)
Total from investment operations	(5.80)	2.59	4.78	4.37	3.32	(6.18)
Less distributions from:
Net investment income	—	(2.34)	(1.27)	—	—	(.28)
Total distributions	—	(2.34)	(1.27)	—	—	(.28)
Net asset value, end of period	$48.27	$54.07	$53.82	$50.31	$45.94	$42.62

Total Return[c]	(10.73%)	3.83%	9.57%	9.51%	7.79%	(12.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96	$2	$9	$38	$34	$35
Ratios to average net assets:
Net investment income (loss)	1.75%	2.34%	2.66%	0.43%	(2.07%)	(2.00%)
Total expenses	2.72%	2.82%	2.64%	2.56%	2.66%	2.67%
Net expenses[d]	2.62%	2.67%	2.57%	2.52%	2.62%	2.63%
Portfolio turnover rate	—	—	—	—	—	—

370 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$63.19	$62.55	$57.86	$52.44	$48.29	$55.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.72	1.90	2.07	.67	(.66)	(.70)
Net gain (loss) on investments (realized and unrealized)	(6.82)	1.08 [e]	3.89 [e]	4.75 [e]	4.81	(5.85)
Total from investment operations	(6.10)	2.98	5.96	5.42	4.15	(6.55)
Less distributions from:
Net investment income	—	(2.34)	(1.27)	—	—	(.28)
Total distributions	—	(2.34)	(1.27)	—	—	(.28)
Net asset value, end of period	$57.09	$63.19	$62.55	$57.86	$52.44	$48.29

Total Return	(9.65%)	4.61%	10.35%	10.34%	8.59%	(11.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,023	$1,764	$2,004	$6,596	$4,190	$2,437
Ratios to average net assets:
Net investment income (loss)	2.48%	2.92%	3.46%	1.08%	(1.36%)	(1.36%)
Total expenses	1.98%	2.01%	1.90%	1.81%	1.89%	1.94%
Net expenses[d]	1.88%	1.91%	1.83%	1.77%	1.85%	1.90%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
d e

Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable. The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 371

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
WEAKENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
3.93% due 10/14/25[1,2]	$39,000	$38,943
Total U.S. Treasury Bills
(Cost $38,943)		38,943

REPURCHASE AGREEMENTS††,3 - 93.2%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	749,147	749,147
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	539,060	539,060
Total Repurchase Agreements
(Cost $1,288,207)		1,288,207

Total Investments - 96.0%
(Cost $1,327,150)		$1,327,150
Other Assets & Liabilities, net - 4.0%		54,700
Total Net Assets - 100.0%		$1,381,850

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	22	Dec 2025	$2,144,340	$278

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	12/19/25	6,306	$614,731	$(2,042)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

372 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$38,943	$—	$38,943
Repurchase Agreements	—	1,288,207	—	1,288,207
Currency Futures Contracts**	278	—	—	278
Total Assets	$278	$1,327,150	$—	$1,327,428

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Index Swap Agreements**	$—	$2,042	$—	$2,042

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 373

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $38,943)	$38,943
Repurchase agreements, at value (cost $1,288,207)	1,288,207
Segregated cash with broker	67,963
Receivables:
Fund shares sold	8,417
Variation margin on futures contracts	2,508
Interest	150
Total assets	1,406,188

Liabilities:
Overdraft due to custodian bank	10,911
Unrealized depreciation on OTC swap agreements	2,042
Payable for:
Licensing fees	4,257
Swap settlement	4,166
Management fees	1,022
Transfer agent fees	443
Distribution and service fees	320
Portfolio accounting and administration fees	60
Fund shares redeemed	50
Trustees’ fees*	14
Miscellaneous	1,053
Total liabilities	24,338
Net assets	$1,381,850

Net assets consist of:
Paid in capital	$11,736,555
Total distributable earnings (loss)	(10,354,705)
Net assets	$1,381,850
Class A:
Net assets	$209,948
Capital shares outstanding	1,421
Net asset value per share	$147.75
Maximum offering price per share (Net asset value divided by 95.25%)	$155.12
Class C:
Net assets	$59,913
Capital shares outstanding	485
Net asset value per share	$123.59
Class H:
Net assets	$1,111,989
Capital shares outstanding	7,539
Net asset value per share	$147.50

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$34,654
Total investment income	34,654

Expenses:
Management fees	7,211
Distribution and service fees:
Class A	261
Class C	247
Class H	1,681
Transfer agent fees	1,728
Licensing fees	2,056
Portfolio accounting and administration fees	1,222
Registration fees	867
Professional fees	355
Custodian fees	110
Trustees’ fees*	91
Miscellaneous	488
Total expenses	16,317
Less:
Expenses reimbursed by Adviser	(801)
Net expenses	15,516
Net investment income	19,138

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	53
Swap agreements	32,295
Futures contracts	122,883
Net realized gain	155,231
Net change in unrealized appreciation (depreciation) on:
Swap agreements	880
Futures contracts	14,101
Net change in unrealized appreciation (depreciation)	14,981
Net realized and unrealized gain	170,212
Net increase in net assets resulting from operations	$189,350

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

374 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,138	$38,524
Net realized gain (loss) on investments	155,231	(127,751)
Net change in unrealized appreciation (depreciation) on investments	14,981	10,364
Net increase (decrease) in net assets resulting from operations	189,350	(78,863)

Distributions to shareholders:
Class A	—	(7,608)
Class C	—	(19)
Class H	—	(39,911)
Total distributions to shareholders	—	(47,538)

Capital share transactions:
Proceeds from sale of shares
Class A	114,257	86,458
Class C	57,500	500
Class H	10,227,537	51,979,406
Distributions reinvested
Class A	—	7,603
Class C	—	19
Class H	—	39,070
Cost of shares redeemed
Class A	(96,025)	(123,981)
Class C	(282)	(364)
Class H	(10,217,568)	(51,700,123)
Net increase from capital share transactions	85,419	288,588
Net increase in net assets	274,769	162,187

Net assets:
Beginning of period	1,107,081	944,894
End of period	$1,381,850	$1,107,081

Capital Share Activity:
Shares sold
Class A	799	653	*
Class C	483	4	*
Class H	71,068	370,718	*
Shares issued from reinvestment of distributions
Class A	—	60	*
Class C	—	1	*
Class H	—	311	*
Shares redeemed
Class A	(667)		(920)*
Class C	(2)	(3*	)
Class H	(70,609)	(369,279	)*
Net increase in shares	1,072	1,545	*

*	Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 375

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025 [f]	Year Ended March 31, 2024 [f]	Year Ended March 31, 2023 [f]	Year Ended March 31, 2022 [f]	Year Ended March 31, 2021 [f]
Per Share Data
Net asset value, beginning of period	$132.43	$138.60	$146.87	$166.41	$191.12	$173.56
Income (loss) from investment operations:
Net investment income (loss)[b]	1.77	4.22	4.98	1.56	(2.22)	(2.52)
Net gain (loss) on investments (realized and unrealized)	13.55	(4.85)	(11.78)	(21.10)	(22.49)	20.44
Total from investment operations	15.32	(.63)	(6.80)	(19.54)	(24.71)	17.92
Less distributions from:
Net investment income	—	(5.54)	(1.47)	—	—	(.36)
Total distributions	—	(5.54)	(1.47)	—	—	(.36)
Net asset value, end of period	$147.75	$132.43	$138.60	$146.87	$166.41	$191.12

Total Return[c]	11.57%	(0.25%)	(4.65%)	(11.72%)	(12.95%)	10.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$210	$171	$207	$225	$192	$387
Ratios to average net assets:
Net investment income (loss)	2.42%	3.11%	3.48%	1.10%	(1.18%)	(1.30%)
Total expenses[d]	2.01%	2.02%	1.91%	1.74%	1.90%	1.90%
Net expenses[e]	1.91%	1.92%	1.83%	1.69%	1.84%	1.86%
Portfolio turnover rate	—	—	—	—	—	48%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025 [f]	Year Ended March 31, 2024 [f]	Year Ended March 31, 2023 [f]	Year Ended March 31, 2022 [f]	Year Ended March 31, 2021 [f]
Per Share Data
Net asset value, beginning of period	$99.50	$118.40	$126.79	$144.70	$167.43	$153.22
Income (loss) from investment operations:
Net investment income (loss)[b]	1.03	2.56	3.60	.96	(3.18)	(3.51)
Net gain (loss) on investments (realized and unrealized)	23.06	(15.92)	(10.52)	(18.87)	(19.55)	18.08
Total from investment operations	24.09	(13.36)	(6.92)	(17.91)	(22.73)	14.57
Less distributions from:
Net investment income	—	(5.54)	(1.47)	—	—	(.36)
Total distributions	—	(5.54)	(1.47)	—	—	(.36)
Net asset value, end of period	$123.59	$99.50	$118.40	$126.79	$144.70	$167.43

Total Return[c]	11.15%	(1.14%)	(5.51%)	(12.38%)	(13.57%)	9.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60	$0	$0	$6	$15	$37
Ratios to average net assets:
Net investment income (loss)	1.68%	2.23%	2.87%	0.81%	(1.93%)	(2.04%)
Total expenses[d]	2.74%	2.73%	2.53%	2.37%	2.66%	2.66%
Net expenses[e]	2.64%	2.73%	2.46%	2.32%	2.59%	2.62%
Portfolio turnover rate	—	—	—	—	—	48%

376 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025 [f]	Year Ended March 31, 2024 [f]	Year Ended March 31, 2023 [f]	Year Ended March 31, 2022 [f]	Year Ended March 31, 2021 [f]
Per Share Data
Net asset value, beginning of period	$132.20	$138.35	$146.60	$166.11	$190.78	$173.29
Income (loss) from investment operations:
Net investment income (loss)[b]	1.75	4.20	5.04	1.65	(2.19)	(2.79)
Net gain (loss) on investments (realized and unrealized)	13.55	(4.81)	(11.82)	(21.16)	(22.48)	20.64
Total from investment operations	15.30	(.61)	(6.78)	(19.51)	(24.67)	17.85
Less distributions from:
Net investment income	—	(5.54)	(1.47)	—	—	(.36)
Total distributions	—	(5.54)	(1.47)	—	—	(.36)
Net asset value, end of period	$147.50	$132.20	$138.35	$146.60	$166.11	$190.78

Total Return	11.57%	(0.24%)	(4.64%)	(11.74%)	(12.93%)	10.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,112	$936	$737	$1,363	$1,005	$1,063
Ratios to average net assets:
Net investment income (loss)	2.41%	3.07%	3.50%	1.18%	(1.17%)	(1.47%)
Total expenses[d]	2.02%	2.01%	1.89%	1.74%	1.90%	1.88%
Net expenses[e]	1.92%	1.91%	1.81%	1.69%	1.84%	1.86%
Portfolio turnover rate	—	—	—	—	—	48%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 377

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 25.1%
Federal Farm Credit Bank
4.15% (SOFR + 0.02%, Rate Floor: 0.00%) due 11/06/25◊	$15,000,000	$15,000,000
4.26% (U.S. Prime Rate - 2.99%, Rate Floor: 0.00%) due 06/18/26◊	10,000,000	10,004,908
4.21% (U.S. Prime Rate - 3.04%, Rate Floor: 0.00%) due 05/21/26◊	10,000,000	10,001,644
4.13% (Fed Funds Effective Rate + 0.04%, Rate Floor: 0.00%) due 01/06/26◊	10,000,000	10,000,412
Federal Home Loan Bank
4.18% (SOFR + 0.05%, Rate Floor: 0.00%) due 07/20/26◊	10,000,000	10,000,000
4.13% (SOFR, Rate Floor: 0.00%) due 11/20/25◊	10,000,000	9,999,887
Total Federal Agency Notes
(Cost $65,006,851)		65,006,851

FEDERAL AGENCY DISCOUNT NOTES†† - 16.9%
Federal Home Loan Bank
4.11% due 10/31/25[1]	8,600,000	8,570,545
4.25% due 10/03/25[1]	8,500,000	8,497,993
4.27% due 10/08/25[1]	8,000,000	7,993,366
4.15% due 11/10/25[1]	4,600,000	4,578,789
4.13% due 12/19/25[1]	3,500,000	3,468,279
4.14% due 10/10/25[1]	3,000,000	2,996,895
Freddie Mac
4.03% due 10/23/25[1]	7,858,000	7,838,647
Total Federal Agency Discount Notes
(Cost $43,944,514)		43,944,514

U.S. TREASURY BILLS†† - 14.8%
U.S. Treasury Bills
4.01% due 10/21/25[1]	15,000,000	14,966,595
4.00% due 11/06/25[1]	15,000,000	14,940,022
4.03% due 12/04/25[1]	8,500,000	8,439,173
Total U.S. Treasury Bills
(Cost $38,345,790)		38,345,790

U.S. GOVERNMENT SECURITIES†† - 6.4%
United States Treasury Floating Rate Note
4.07% (3 Month U.S. Treasury Bill Rate + 0.17%, Rate Floor: 0.00%) due 10/31/25◊	10,500,000	10,500,595
4.14% (3 Month U.S. Treasury Bill Rate + 0.25%, Rate Floor: 0.00%) due 01/31/26◊	6,000,000	6,003,622
Total U.S. Government Securities
(Cost $16,504,217)		16,504,217

REPURCHASE AGREEMENTS††,2 - 54.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	82,579,006	82,579,006
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	59,420,994	59,420,994
Total Repurchase Agreements
(Cost $142,000,000)		142,000,000

Total Investments - 118.0%
(Cost $305,801,372)		$305,801,372
Other Assets & Liabilities, net - (18.0)%		(46,741,176)
Total Net Assets - 100.0%		$259,060,196

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

378 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$65,006,851	$—	$65,006,851
Federal Agency Discount Notes	—	43,944,514	—	43,944,514
U.S. Treasury Bills	—	38,345,790	—	38,345,790
U.S. Government Securities	—	16,504,217	—	16,504,217
Repurchase Agreements	—	142,000,000	—	142,000,000
Total Assets	$—	$305,801,372	$—	$305,801,372

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U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $163,801,372)	$163,801,372
Repurchase agreements, at value (cost $142,000,000)	142,000,000
Cash	2,869,800
Receivables:
Fund shares sold	8,369,011
Interest	511,193
Total assets	317,551,376

Liabilities:
Payable for:
Fund shares redeemed	58,091,279
Management fees	104,729
Transfer agent fees	71,779
Portfolio accounting and administration fees	31,605
Distributions to shareholders	3,929
Trustees’ fees*	2,551
Miscellaneous	185,308
Total liabilities	58,491,180
Net assets	$259,060,196

Net assets consist of:
Paid in capital	$258,907,201
Total distributable earnings (loss)	152,995
Net assets	$259,060,196
Capital shares outstanding	258,885,450
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$5,835,381
Total investment income	5,835,381

Expenses:
Management fees	669,164
Transfer agent fees	240,990
Portfolio accounting and administration fees	201,545
Registration fees	163,361
Professional fees	52,807
Custodian fees	18,686
Trustees’ fees*	17,633
Miscellaneous	64,272
Total expenses	1,428,458
Net investment income	4,406,923

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,638
Net realized gain	15,638
Net increase in net assets resulting from operations	$4,422,561

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

380 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,406,923	$10,300,337
Net realized gain on investments	15,638	2,129
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	4,422,561	10,302,466

Distributions to shareholders	(4,406,924)	(10,300,331)

Capital share transactions:
Proceeds from sale of shares	3,229,840,491	5,458,985,385
Distributions reinvested	4,364,484	10,212,588
Cost of shares redeemed	(3,263,580,374)	(5,456,429,907)
Net increase (decrease) from capital share transactions	(29,375,399)	12,768,066
Net increase (decrease) in net assets	(29,359,762)	12,770,201

Net assets:
Beginning of period	288,419,958	275,649,757
End of period	$259,060,196	$288,419,958

Capital share activity:
Shares sold	3,229,840,490	5,458,985,385
Shares issued from reinvestment of distributions	4,364,784	10,212,748
Shares redeemed	(3,263,580,374)	(5,456,429,908)
Net increase (decrease) in shares	(29,375,100)	12,768,225

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U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	.04	.02	— [d]	— [d]
Net gain (loss) on investments (realized and unrealized)	— [d]	— [d]	— [d]	— [d]	— [d]	— [d]
Total from investment operations	.02	.04	.04	.02	— [d]	— [d]
Less distributions from:
Net investment income	(.02)	(.04)	(.04)	(.02)	—	—
Net realized gains	— [d]	— [d]	— [d]	—	—	—
Total distributions	(.02)	(.04)	(.04)	(.02)	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.66%	3.98%	4.33%	1.86%	0.00%[c]	0.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$259,060	$288,420	$275,650	$311,699	$356,201	$348,971
Ratios to average net assets:
Net investment income (loss)	3.29%	3.91%	4.26%	1.81%	(0.04%)	0.00%[e]
Total expenses	1.07%	1.05%	1.05%	0.99%	0.95%	1.04%
Net expenses[c]	1.07%	1.05%	1.05%	0.86%	0.12%	0.16%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than 0.01% per share.
[e]	Less than 0.01%.

382 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”).

The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but are subject to a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares are subject to a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2025, the Trust consisted of fifty-one Funds.

This report covers the following Funds:

Fund Name	Diversification Status
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
U.S. Government Money Market Fund	Diversified

At September 30, 2025, Investor Class, Class A, Class C, Class H and Money Market Class shares have been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Each of the Sector Funds invests in a specific industry sector. To the extent that the investments of a Sector Fund are concentrated in a single sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Sector Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in the sector referenced in each Fund’s name.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Russell 2000® Fund, S&P 500® Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2025, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Dividends from net investment income are declared daily and paid monthly for the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the

386 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(k) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.09% at September 30, 2025.

(l) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$699,576	$—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	262,400	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	1,846,710
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	334,420,565	—
NASDAQ-100® Fund	Index exposure, Liquidity	14,493,693	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	78,243	1,590,301
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	277,739	18,500
Russell 2000® Fund	Index exposure, Liquidity	210,357	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	19,757	124,496
Nova Fund	Index exposure, Leverage, Liquidity	37,061,438	—
S&P 500® Fund	Index exposure, Liquidity	1,407,971	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	3,122,360
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	456,384	—
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	9,937,552	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	4,238,068
High Yield Strategy Fund	Duration, Index exposure, Liquidity	21,117,616	—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—	1,618,517
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	5,239,638	—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,463,424	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,897,887	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	2,277,771

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$1,709,573	$—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	8,535,412	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	4,453,796
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	597,962,955	—
NASDAQ-100® Fund	Index exposure, Liquidity	50,696,997	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	12,445,544
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	5,042,876	—
Russell 2000® Fund	Index exposure, Liquidity	2,899,530	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	1,573,984
Nova Fund	Index exposure, Leverage, Liquidity	119,883,924	—
S&P 500® Fund	Index exposure, Liquidity	9,317,080	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	38,733,409
High Yield Strategy Fund	Duration, Index Exposure, Liquidity	1,581,327	—
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	221,746	—
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	23,450,959	—
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	303,450

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$1,217,851	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	994,594

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$508,333	$—
High Yield Strategy Fund	Duration, Index exposure, Liquidity	19,800,000	—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—	1,550,000

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit/Currency/Equity swap agreements	Unamortized upfront premiums paid on credit default swap agreements Unrealized appreciation on OTC swap agreements Variation margin on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements Unrealized depreciation on OTC swap agreements Variation margin on credit default swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2025:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2025
Dow Jones Industrial Average® Fund	$4,236	$11,001	$—	$—	$—	$—	$15,237
Mid-Cap 1.5x Strategy Fund	—	5,257	—	—	—	—	5,257
Inverse Mid-Cap Strategy Fund	—	248	—	—	—	—	248
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	6,370,063	3,094,478	—	—	—	—	9,464,541
NASDAQ-100® Fund	289,344	251,168	—	—	—	—	540,512
Russell 2000® 1.5x Strategy Fund	—	1,963	—	—	—	—	1,963
Russell 2000® Fund	—	936	—	—	—	—	936
Inverse Russell 2000® Strategy Fund	—	3,145	—	—	—	—	3,145
Nova Fund	—	645,108	—	—	—	—	645,108
S&P 500® Fund	2,196	40,086	—	—	—	—	42,282
Emerging Markets Bond Strategy Fund	—	—	—	—	—	1,921	1,921
Government Long Bond 1.2x Strategy Fund	—	—	—	—	118,713	—	118,713
High Yield Strategy Fund	—	—	—	—	—	30,110	30,110
Emerging Markets 2x Strategy Fund	—	165,840	—	—	—	—	165,840
Europe 1.25x Strategy Fund	20,144	—	6,637	—	—	—	26,781
Japan 2x Strategy Fund	113,231	—	—	—	—	—	113,231

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2025
Strengthening Dollar 2x Strategy Fund	$—	$—	$880	$5,337	$—	$—	$6,217
Weakening Dollar 2x Strategy Fund	—	—	278	—	—	—	278

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2025
Mid-Cap 1.5x Strategy Fund	$—	$30,248	$—	$—	$—	$—	$30,248
Inverse Mid-Cap Strategy Fund	—	256	—	—	—	—	256
Inverse NASDAQ-100® Strategy Fund	3,442	92,034	—	—	—	—	95,476
Russell 2000® 1.5x Strategy Fund	—	24,521	—	—	—	—	24,521
Russell 2000® Fund	—	8,120	—	—	—	—	8,120
Inverse Russell 2000® Strategy Fund	1,517	509	—	—	—	—	2,026
Nova Fund	1,260	—	—	—	—	—	1,260
Inverse S&P 500® Strategy Fund	40,277	189,855	—	—	—	—	230,132
Emerging Markets Bond Strategy Fund	—	—	—	—	5,125	—	5,125
Inverse Government Long Bond Strategy Fund	—	—	—	—	20,283	—	20,283
High Yield Strategy Fund	—	—	—	—	1,945	—	1,945
Inverse High Yield Strategy Fund	—	—	—	—	424	1,030	1,454
Inverse Emerging Markets 2x Strategy Fund	—	218	—	—	—	—	218
Japan 2x Strategy Fund	—	—	11,715	—	—	—	11,715
Weakening Dollar 2x Strategy Fund	—	—	—	2,042	—	—	2,042

*

Includes cumulative appreciation (depreciation) of futures contracts and centrally-cleared swaps as reported on the Funds’ Schedules of Investments. Variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit/Currency/Equity swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended September 30, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Dow Jones Industrial Average® Fund	$30,487	$(30,354)	$—	$—	$—	$—	$133
Mid-Cap 1.5x Strategy Fund	4,104	578,203	—	—	—	—	582,307
Inverse Mid-Cap Strategy Fund	(559,219)	(1,247,082)	—	—	—	—	(1,806,301)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	56,882,372	128,590,985	—	—	—	—	185,473,357
NASDAQ-100® Fund	2,797,488	10,950,497	—	—	—	—	13,747,985
Inverse NASDAQ-100® Strategy Fund	(207,151)	(3,126,498)	—	—	—	—	(3,333,649)
Russell 2000® 1.5x Strategy Fund	47,460	634,920	—	—	—	—	682,380
Russell 2000® Fund	40,364	386,012	—	—	—	—	426,376
Inverse Russell 2000® Strategy Fund	(149,397)	(1,195,495)	—	—	—	—	(1,344,892)
Nova Fund	3,671,350	11,601,666	—	—	—	—	15,273,016
S&P 500® Fund	(57,936)	937,522	—	—	—	—	879,586
Inverse S&P 500® Strategy Fund	(644,549)	(11,473,454)	—	—	—	—	(12,118,003)
Emerging Markets Bond Strategy Fund	—	—	—	—	3,566	18,278	21,844
Government Long Bond 1.2x Strategy Fund	—	—	—	—	417,095	—	417,095
Inverse Government Long Bond Strategy Fund	—	—	—	—	60,075	—	60,075
High Yield Strategy Fund	—	—	—	—	104,900	905,754	1,010,654
Inverse High Yield Strategy Fund	—	—	—	—	66,518	(445,617)	(379,099)
Emerging Markets 2x Strategy Fund	—	3,068,574	—	—	—	—	3,068,574
Inverse Emerging Markets 2x Strategy Fund	—	(110,452)	—	—	—	—	(110,452)
Europe 1.25x Strategy Fund	(1,271,508)	—	439,604	—	—	—	(831,904)
Japan 2x Strategy Fund	417,523	—	(62,712)	—	—	—	354,811
Strengthening Dollar 2x Strategy Fund	—	—	(157,911)	(63,897)	—	—	(221,808)
Weakening Dollar 2x Strategy Fund	—	—	122,883	32,295	—	—	155,178

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Dow Jones Industrial Average® Fund	$(8,533)	$51,990	$—	$—	$—	$—	$43,457
Mid-Cap 1.5x Strategy Fund	10,192	207,781	—	—	—	—	217,973
Inverse Mid-Cap Strategy Fund	—	(4,087)	—	—	—	—	(4,087)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	10,605,682	11,983,793	—	—	—	—	22,589,475
NASDAQ-100® Fund	872,668	2,190,248	—	—	—	—	3,062,916
Inverse NASDAQ-100® Strategy Fund	(87,189)	(405,212)	—	—	—	—	(492,401)
Russell 2000® 1.5x Strategy Fund	8,446	120,213	—	—	—	—	128,659
Russell 2000® Fund	6,757	97,543	—	—	—	—	104,300
Inverse Russell 2000® Strategy Fund	(1,517)	(46,071)	—	—	—	—	(47,588)
Nova Fund	257,448	3,619,521	—	—	—	—	3,876,969
S&P 500® Fund	8,758	316,715	—	—	—	—	325,473
Inverse S&P 500® Strategy Fund	(66,015)	(991,949)	—	—	—	—	(1,057,964)
Emerging Markets Bond Strategy Fund	—	—	—	—	(6,267)	2,990	(3,277)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(356,809)	—	(356,809)
Inverse Government Long Bond Strategy Fund	—	—	—	—	(50,091)	—	(50,091)
High Yield Strategy Fund	—	—	—	—	(149,483)	222,208	72,725
Inverse High Yield Strategy Fund	—	—	—	—	18,606	(22,795)	(4,189)
Emerging Markets 2x Strategy Fund	—	388,520	—	—	—	—	388,520
Inverse Emerging Markets 2x Strategy Fund	—	(5,641)	—	—	—	—	(5,641)
Europe 1.25x Strategy Fund	262,480	—	(25,045)	—	—	—	237,435
Japan 2x Strategy Fund	127,331	—	(5)	—	—	—	127,326
Strengthening Dollar 2x Strategy Fund	—	—	(20,556)	(2,728)	—	—	(23,284)
Weakening Dollar 2x Strategy Fund	—	—	14,101	880	—	—	14,981

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

394 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Dow Jones Industrial Average® Fund	Equity index swap agreements	$11,001	$—	$11,001	$—	$—	$11,001
Mid-Cap 1.5x Strategy Fund	Equity index swap agreements	5,257	—	5,257	—	—	5,257
Inverse Mid-Cap Strategy Fund	Equity index swap agreements	248	—	248	—	—	248
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Equity index swap agreements	3,094,478	—	3,094,478	—	—	3,094,478
NASDAQ-100® Fund	Equity index swap agreements	251,168	—	251,168	—	—	251,168
Russell 2000® 1.5x Strategy Fund	Equity index swap agreements	1,963	—	1,963	—	—	1,963
Russell 2000® Fund	Equity index swap agreements	936	—	936	—	—	936
Inverse Russell 2000® Strategy Fund	Equity index swap agreements	3,145	—	3,145	—	—	3,145
Nova Fund	Equity index swap agreements	645,108	—	645,108	—	—	645,108
S&P 500® Fund	Equity index swap agreements	40,086	—	40,086	—	—	40,086
Emerging Markets Bond Strategy Fund	Credit index swap agreements	1,291	—	1,291	—	—	1,291
High Yield Strategy Fund	Index Swaps	720	—	720	—	—	720
Emerging Markets 2x Strategy Fund	Equity index swap agreements	165,840	—	165,840	—	—	165,840
Strengthening Dollar 2x Strategy Fund	Currency swap agreements	5,337	—	5,337	—	—	5,337

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Mid-Cap 1.5x Strategy Fund	Equity index swap agreements	$30,248	$—	$30,248	$—	$(30,248)	$—
Inverse Mid-Cap Strategy Fund	Equity index swap agreements	256	—	256	(169)	(87)	—
Inverse NASDAQ-100® Strategy Fund	Equity index swap agreements	92,034	—	92,034	(53,467)	(38,567)	—
Russell 2000® 1.5x Strategy Fund	Equity index swap agreements	24,521	—	24,521	—	(24,521)	—
Russell 2000® Fund	Equity index swap agreements	8,120	—	8,120	—	(8,120)	—
Inverse Russell 2000® Strategy Fund	Equity index swap agreements	509	—	509	—	(509)	—
Inverse S&P 500® Strategy Fund	Equity index swap agreements	189,855	—	189,855	(45,300)	(144,555)	—
Inverse Emerging Markets 2x Strategy Fund	Equity index swap agreements	218	—	218	—	(218)	—
Weakening Dollar 2x Strategy Fund	Currency index swap agreements	2,042	—	2,042	—	(2,042)	—

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Dow Jones Industrial Average® Fund	Barclays Bank plc	Total return swap agreements	$22,982	$—
	BNP Paribas	Total return swap agreements	40,231	—
	Goldman Sachs International	Futures contracts	154	—
			63,367	—
Mid-Cap 1.5x Strategy Fund	BNP Paribas	Total return swap agreements	50,210	—
	Goldman Sachs International	Total return swap agreements	1,100,001	—
			1,150,211	—
Inverse Mid-Cap Strategy Fund	BNP Paribas	Total return swap agreements	4,994	—
	Goldman Sachs International	Total return swap agreements	10,000	—
			14,994	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	344,444	—
	BNP Paribas	Total return swap agreements	13,005,724	970,000
	Goldman Sachs International	Futures contracts	9,857,107	—
			23,207,275	970,000
NASDAQ-100® Fund	Barclays Bank plc	Total return swap agreements	77,273	—
	BNP Paribas	Total return swap agreements	428,109	—
	Goldman Sachs International	Futures contracts	4,111	—
	Goldman Sachs International	Total return swap agreements	5,550,000	—
			6,059,493	—
Inverse NASDAQ-100® Strategy Fund	BNP Paribas	Total return swap agreements	198,168	—
	Goldman Sachs International	Futures contracts	29,572	—
	Goldman Sachs International	Total return swap agreements	543,905	—
			771,645	—

396 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	$37,465	$—
	BNP Paribas	Total return swap agreements	127,876	—
	Goldman Sachs International	Total return swap agreements	420,000	—
			585,341	—
Russell 2000® Fund	Barclays Bank plc	Total return swap agreements	40,000	—
	BNP Paribas	Total return swap agreements	63,237	—
	Goldman Sachs International	Total return swap agreements	200,000	—
			303,237	—
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	20,000	—
	BNP Paribas	Total return swap agreements	10,275	—
	Goldman Sachs International	Futures contracts	620	—
	Goldman Sachs International	Total return swap agreements	110,000	—
			140,895	—
Nova Fund	Barclays Bank plc	Total return swap agreements	235,000	—
	BNP Paribas	Total return swap agreements	1,373,798	—
	Goldman Sachs International	Total return swap agreements	1,510,000	—
			3,118,798	—
S&P 500® Fund	Barclays Bank plc	Total return swap agreements	45,472	—
	BNP Paribas	Total return swap agreements	44,154	—
	Goldman Sachs International	Futures contracts	41,869	—
	Goldman Sachs International	Total return swap agreements	490,000	—
			621,495	—
Inverse S&P 500® Strategy Fund	BNP Paribas	Total return swap agreements	353,389	—
	Goldman Sachs International	Futures contracts	101,514	—
	Goldman Sachs International	Total return swap agreements	3,100,000	—
			3,554,903	—
Emerging Markets Bond Strategy Fund	Barclays Bank plc	Credit default swap agreements	194,909	—
	Goldman Sachs International	Futures contracts	7,053	—
	Goldman Sachs International	Total return swap agreements	50,000	—
			251,962	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	—	55,590
	BNP Paribas	Total return swap agreements	14,024	—
	Goldman Sachs International	Credit default swap agreements	—	308,458
	Goldman Sachs International	Total return swap agreements	668,013	—
			682,037	364,048
Inverse High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	72,325	—
	Goldman Sachs International	Futures contracts	546	—
			72,871	—
Emerging Markets 2x Strategy Fund	BNP Paribas	Total return swap agreements	359,702	—
	Goldman Sachs International	Total return swap agreements	2,600,000	—
			2,959,702	—
Inverse Emerging Markets 2x Strategy Fund	BNP Paribas	Total return swap agreements	14,068	—
	Goldman Sachs International	Total return swap agreements	50,000	—
			64,068	—
Europe 1.25x Strategy Fund	Goldman Sachs International	Futures contracts	551	—
Japan 2x Strategy Fund	Goldman Sachs International	Futures contracts	35,666	—
Strengthening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	49,971	—
	Goldman Sachs International	Total return swap agreements	160,000	—
			209,971	—
Weakening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	4,684	—
	Goldman Sachs International	Total return swap agreements	63,279	—
			67,963	—

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 397

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%
Dow Jones Industrial Average® Fund	0.75%

398 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Management Fees (as a % of Net Assets)
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Emerging Markets Bond Strategy Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
U.S. Government Money Market Fund	0.50%

When the aggregate assets of each series of the Trust (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class A shares and Class H shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 399

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended September 30, 2025, GFD retained sales charges of $55,449 relating to sales of Class A shares of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2025, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Dow Jones Industrial Average® Fund	$855
Mid-Cap 1.5x Strategy Fund	1,117
Inverse Mid-Cap Strategy Fund	58
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	3,796
NASDAQ-100® Fund	34,704
Inverse NASDAQ-100® Strategy Fund	1,098
Russell 2000® 1.5x Strategy Fund	538
Inverse Russell 2000® Strategy Fund	561
Nova Fund	9,240
Inverse S&P 500® Strategy Fund	5,376
Government Long Bond 1.2x Strategy Fund	646
Inverse Government Long Bond Strategy Fund	4,115
High Yield Strategy Fund	1,678
Inverse High Yield Strategy Fund	281
Europe 1.25x Strategy Fund	88

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

GI has contractually agreed to reduce fees and/or reimburse expenses for the Monthly Rebalance NASDAQ-100 2x Strategy Fund to the extent necessary to keep net operating expenses for Class A, Class C and Class H shares (including Rule 12b-1 fees if any) (excluding brokerage, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) from exceeding 1.35%, 2.10% and 1.35% of the Fund’s Class A, Class C and Class H shares average daily net assets, respectively. The Total Annual Fund Operating Expenses After Fee Waiver and /or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.35%, 2.10% and 1.35%, respectively. This agreement may be terminated only with the approval of the Fund’s Board.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the Inverse S&P 500® Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse Government Long Bond Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the NASDAQ-100® Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

400 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Effective August 1, 2023, GI has contractually agreed to waive and/or reimburse expenses for the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow Jones Industrial Average® Fund, Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P 600® Pure Value Fund, Emerging Markets Bond Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2025, GI has agreed to waive and/or reimburse, in addition to any other contractual wavier and/or reimbursement arrangements, expenses for Europe 1.25x Strategy Fund in an amount equal to an annual percentage rate of 0.10% of the Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon (“BNY”) serves as the Funds’ custodian. Prior to September 29, 2025, U.S. Bank, N.A. (“U.S. Bank”) served as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 401

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.20%			1.88% - 4.63%
Due 10/01/25	$151,063,649	$151,081,273	Due 02/28/27 - 05/15/35	$151,842,800	$154,085,015

BofA Securities, Inc.			U.S. Treasury Strips
4.19%			0.00%
Due 10/01/25	108,700,171	108,712,823	Due 05/15/32 - 05/15/41	97,714,689	46,519,447

			U.S. Treasury Notes
			3.88% - 4.88%
			Due 05/31/26 - 09/30/32	64,544,400	64,352,713

			U.S. Treasury Floating Rate Note
			4.08%
			Due 07/31/26	2,000	2,014
				$162,261,089	$110,874,174

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, BNY acts as the lending agent (prior to September 29, 2025, U.S. Bank acted as the lending agent), and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2025, none of the Funds participated in securities lending transactions.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

402 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At September 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$9,086,767	$2,094,231	$(30,883)	$2,063,348
Basic Materials Fund	16,469,862	10,050,023	(383,896)	9,666,127
Biotechnology Fund	55,808,516	37,640,251	(3,286,505)	34,353,746
Consumer Products Fund	21,723,105	14,443,783	(969,874)	13,473,909
Electronics Fund	51,591,408	54,523,100	(668,440)	53,854,660
Energy Fund	16,862,281	1,996,584	(9,608)	1,986,976
Energy Services Fund	5,439,323	—	(1,010,937)	(1,010,937)
Financial Services Fund	12,297,809	1,762,938	(51,700)	1,711,238
Health Care Fund	18,726,995	4,547,502	(123,723)	4,423,779
Internet Fund	28,864,903	12,061,732	(157,939)	11,903,793
Leisure Fund	7,736,643	3,131,708	(67,732)	3,063,976
Precious Metals Fund	117,120,932	66,788,690	(249,869)	66,538,821
Real Estate Fund	1,787,547	185,326	(697)	184,629
Retailing Fund	4,048,605	2,493,866	(32,967)	2,460,899
Technology Fund	48,140,501	36,936,040	(223,710)	36,712,330
Telecommunications Fund	8,889,651	1,582,064	(98,688)	1,483,376
Transportation Fund	4,140,313	2,138,570	(42,453)	2,096,117
Utilities Fund	21,351,071	5,339,255	(680)	5,338,575
Dow Jones Industrial Average® Fund	15,662,872	5,548,199	(63,124)	5,485,075
Mid-Cap 1.5x Strategy Fund	8,901,151	2,432,051	(297,907)	2,134,144
Inverse Mid-Cap Strategy Fund	144,954	1,081	(256)	825
Monthly Rebalance Nasdaq-100 2x Strategy Fund	902,290,626	39,372,856	(1,515,799)	37,857,057
NASDAQ-100® Fund	555,985,081	1,526,893,054	(9,817,183)	1,517,075,871
Inverse NASDAQ-100® Strategy Fund	14,027,981	51,444	(95,476)	(44,032)
Russell 2000® 1.5x Strategy Fund	5,421,692	1,175,314	(709,040)	466,274
Russell 2000® Fund	10,743,849	2,127,568	(513,775)	1,613,793
Inverse Russell 2000® Strategy Fund	1,246,645	27,830	(2,026)	25,804
Nova Fund	219,454,481	16,204,927	(161,328)	16,043,599
S&P 500® Fund	96,446,490	68,741,642	(252,267)	68,489,375
Inverse S&P 500® Strategy Fund	35,071,329	96,224	(230,132)	(133,908)

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 403

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® Pure Growth Fund	$21,956,276	$8,335,930	$(305,150)	$8,030,780
S&P 500® Pure Value Fund	140,826,229	4,143,830	(1,237,961)	2,905,869
S&P MidCap 400® Pure Growth Fund	24,228,807	5,101,495	(531,745)	4,569,750
S&P MidCap 400® Pure Value Fund	5,621,141	1,460,094	(82,709)	1,377,385
S&P SmallCap 600® Pure Growth Fund	4,099,522	880,835	(209,229)	671,606
S&P SmallCap 600® Pure Value Fund	3,094,087	653,082	(23,315)	629,767
Emerging Markets Bond Strategy Fund	1,385,429	1,921	(5,125)	(3,204)
Government Long Bond 1.2x Strategy Fund	12,234,952	461,933	—	461,933
Inverse Government Long Bond Strategy Fund	14,211,385	36,217	(441,377)	(405,160)
High Yield Strategy Fund	21,408,542	86,741	(2,142)	84,599
Inverse High Yield Strategy Fund	652,397	4,125	(1,454)	2,671
Emerging Markets 2x Strategy Fund	6,920,408	1,383,454	(297)	1,383,157
Inverse Emerging Markets 2x Strategy Fund	66,525	—	(218)	(218)
Europe 1.25x Strategy Fund	1,870,559	157,455	(111)	157,344
Japan 2x Strategy Fund	1,810,691	113,238	(11,715)	101,523
Strengthening Dollar 2x Strategy Fund	3,285,851	6,217	—	6,217
Weakening Dollar 2x Strategy Fund	1,327,150	278	(2,042)	(1,764)
U.S. Government Money Market Fund	305,801,372	—	—	—

Note 9 – Securities Transactions

For the period ended September 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$14,526,650	$32,855,636
Basic Materials Fund	19,644,517	20,579,238
Biotechnology Fund	22,849,456	31,848,696
Consumer Products Fund	6,456,313	9,981,176
Electronics Fund	17,585,542	20,419,325
Energy Fund	77,229,254	77,832,052
Energy Services Fund	13,179,596	13,578,055
Financial Services Fund	30,687,736	49,628,212
Health Care Fund	34,941,308	32,237,480
Internet Fund	23,257,297	3,852,480
Leisure Fund	11,852,238	11,210,408
Precious Metals Fund	280,197,717	243,803,094
Real Estate Fund	14,984,685	15,205,601
Retailing Fund	7,775,459	8,293,430
Technology Fund	57,171,506	31,803,751
Telecommunications Fund	18,819,967	36,873,576
Transportation Fund	4,461,043	5,866,793
Utilities Fund	61,835,098	54,742,227

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Purchases	Sales
Dow Jones Industrial Average® Fund	$11,514,683	$17,651,310
Mid-Cap 1.5x Strategy Fund	630,417	1,295,455
Inverse Mid-Cap Strategy Fund	—	30,000
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	3,666,210,929	3,208,115,448
NASDAQ-100® Fund	295,710,946	323,684,776
Inverse NASDAQ-100® Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	344,002	588,193
Russell 2000® Fund	567,784	696,458
Inverse Russell 2000® Strategy Fund	—	—
Nova Fund	428,880,264	442,487,240
S&P 500® Fund	137,945,422	149,603,697
Inverse S&P 500® Strategy Fund	—	—
S&P 500® Pure Growth Fund	231,499,469	229,908,890
S&P 500® Pure Value Fund	373,679,554	248,596,455
S&P MidCap 400® Pure Growth Fund	92,897,986	92,359,546
S&P MidCap 400® Pure Value Fund	45,287,464	46,434,444
S&P SmallCap 600® Pure Growth Fund	2,044,112	1,018,873
S&P SmallCap 600® Pure Value Fund	143,138,656	141,915,263

Fund	Purchases	Sales
Emerging Markets Bond Strategy Fund	$—	$—
Government Long Bond 1.2x Strategy Fund	—	3,968
Inverse Government Long Bond Strategy Fund	—	—
High Yield Strategy Fund	—	19,440
Inverse High Yield Strategy Fund	—	121,577
Emerging Markets 2x Strategy Fund	17,187,200	17,170,728
Inverse Emerging Markets 2x Strategy Fund	—	—
Europe 1.25x Strategy Fund	20,607,121	25,858,893
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
U.S. Government Money Market Fund	—	—

For the period ended September 30, 2025, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$182,406,484	$243,879,595
Inverse Government Long Bond Strategy Fund	61,577,297	61,028,016

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended September 30, 2025, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$1,997,917	$557,765	$(1,767)
Basic Materials Fund	2,059,773	1,936,385	213,851
Biotechnology Fund	576,786	1,931,455	271,723
Consumer Products Fund	593,398	516,731	149,249
Electronics Fund	1,812,734	3,101,761	630,458
Energy Fund	11,457,282	9,569,608	162,824
Energy Services Fund	2,220,307	3,394,320	88,142
Financial Services Fund	4,944,034	2,310,667	127,929
Health Care Fund	4,466,358	2,325,771	2,766
Internet Fund	7,111,385	124,120	(4,758)
Leisure Fund	1,367,971	1,418,468	(9,487)
Precious Metals Fund	7,980,477	3,143,966	4,586
Real Estate Fund	2,285,706	1,136,309	10,060
Retailing Fund	736,889	1,060,055	37,535
Technology Fund	14,310,480	6,067,203	137,214
Telecommunications Fund	2,054,387	2,634,929	2,753
Transportation Fund	318,149	1,023,390	80,765
Utilities Fund	6,769,827	5,827,461	(122,868)

Fund	Purchases	Sales	Realized Gain (Loss)
Dow Jones Industrial Average® Fund	$3,352,278	$3,685,299	$(47,612)
Mid-Cap 1.5x Strategy Fund	—	94,454	62,323
Monthly Rebalance Nasdaq-100® 2x Strategy Fund	527,111,274	837,735,506	4,751,560
Nova Fund	160,277,631	99,984,022	1,587,733
S&P 500® Fund	105,249,349	125,083,513	5,350,930
S&P 500® Pure Growth Fund	5,810,130	8,040,003	279,692
S&P 500® Pure Value Fund	5,667,416	4,071,559	(129,747)
S&P MidCap 400 Pure Growth Fund	1,654,438	1,865,892	190,491
S&P MidCap 400 Pure Value Fund	290,335	276,346	1,030
S&P SmallCap 600 Pure Growth Fund	92,740	173,707	1,322
S&P SmallCap 600 Pure Value Fund	3,335,603	249,001	(20,978)

Fund	Purchases	Sales	Realized Gain (Loss)
Europe 1.25x Strategy Fund	$91,211	$112,159	$(2,822)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, previously secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. that terminated on September 23, 2025. On September 26, 2025, a new, uncommitted $200,000,000 line of credit agreement was entered into with BNY, which expires on September 25, 2026. This line of credit is reserved for temporary or emergency purposes, and the Funds’ general business purposes. Borrowings, if any, under this arrangement bear interest which varies between the greater of BNY’s “overnight rate”, SOFR, the Federal Funds Rate, or 0%, plus 1%, which shall be paid monthly. The effective interest rate averaged 5.48% for the period ended September 30, 2025. The Funds did not have any borrowings outstanding under this agreement at September 30, 2025.

406 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended September 30, 2025, were as follows:

Fund	Average Daily Balance
Basic Materials Fund	$378
Biotechnology Fund	2,482
Consumer Products Fund	68
Energy Fund	214
Energy Services Fund	389
Internet Fund	263
Precious Metals Fund	25,701
Real Estate Fund	488
Retailing Fund	8
Telecommunications Fund	1,652
Transportation Fund	422
Utilities Fund	1,112
Monthly Rebalance Nasdaq-100® 2x Strategy Fund	9,885
NASDAQ-100® Fund	2,945
S&P 500® Pure Growth Fund	85
S&P 500® Pure Value Fund	3,173
S&P MidCap 400® Pure Growth Fund	874
S&P MidCap 400® Pure Value Fund	2,118
S&P SmallCap 600® Pure Growth Fund	668
S&P SmallCap 600® Pure Value Fund	1,507
Government Long Bond 1.2x Strategy Fund	1,085
High Yield Strategy Fund	134
Inverse Emerging Markets 2x Strategy Fund	181
Europe 1.25x Strategy Fund	1,614

Note 11 – Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 12 – Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (the “2023 ASU”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

rate reconciliation and disaggregation of income taxes paid. The 2023 ASU is effective for fiscal years beginning after December 15, 2024. At this time, management is evaluating the implications of these changes on the financial statements, though adoption of the new standard is expected to impact financial statement disclosures only and not affect any Fund’s financial position or the results of its operations.

Note 13 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

408 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

A Brief Note on The Compounding of Returns

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

410 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

412 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Rydex Series Funds Board of Trustees

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund*
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Managed Futures Strategy Fund**	●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

414 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 15, 2025 (the “April Meeting”) and on May 22, 2025 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. FUSE also made a presentation at the April Meeting. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE, including, among other things, a discussion of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports

[1]

Security Investors also serves as investment adviser to each of Rydex Series Funds Commodities Strategy CFC, Rydex Managed Futures Strategy CFC and Rydex Series Funds Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board unanimously approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2026 at a meeting held on May 21-22, 2025 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2024, 2023 and 2022. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2024 and 2023, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered management’s view that the Tradable Funds continue to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

416 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB and its indirect subsidiary Guggenheim Investments Holdings, LLC.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2024, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2024, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2024, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2025. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund slightly underperformed the comparable peer fund and that the Fund’s performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year periods ended December 31, 2024.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of the Managed Futures Strategy Fund’s Institutional Class shares ranked in the third quartile or better of its performance universe for each of the five-year and three-year periods considered. In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The returns of the Fund’s Institutional Class shares ranked in the 77th and 96th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2024, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year and three-year time periods was largely driven by a wide range of uncorrelated strategies following the first quarter of 2024, including underperformance in the Equity Market Neutral strategy due to net short exposures to multi-family residential REITs and industrial REITs and net long exposures to health care REITs and underperformance in the Long/Short Equity strategy due to tilts toward quality and value. The Committee considered management’s statement that, in light of this underperformance, the investment management team was temporarily reducing its risk target for the Fund and prioritizing research and the potential implementation of new strategies for the Fund. The Committee took into account management’s discussions at the April Meeting and the May Board Meeting regarding the Fund’s performance and the Adviser’s planned enhancements to the Fund’s investment strategies and processes.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites (which also employs a daily rebalance feature) is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite (which employs a monthly rebalance feature) is directly comparable. The Committee noted that the contractual advisory fee for each Fund’s Class H shares, other than the Monthly Rebalance NASDAQ-100 2x Strategy Fund, was equal to or lower than the contractual advisory fee charged to the comparable peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to those of the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

418 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and the total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee and total net expense ratio were higher than those of the comparable peer fund, but noted management’s statement that it believes that the peer fund’s unique structural arrangement of investing in a master portfolio managed by an unaffiliated investment adviser may result in the peer fund’s stated advisory fees being understated.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee also considered the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee further noted the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2022 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets3 by 0.05% of its average daily net assets and, with respect to NASDAQ-100 Fund, to reduce the total net expense ratio of the Fund by 0.05% of its average daily net assets in excess of $500 million, through expense reimbursement and/or waiver agreements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2024, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2023 and December 31, 2022. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds.

[3]

Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s increase in overall expenses in 2024 was attributable to increases in operating and administration expenses, income tax and depreciation, and non-recurring items.

With respect to the Tradable Funds, the Committee noted that, in addition to the expense reimbursement and/or waiver arrangement implemented in August 2022 for the NASDAQ-100 Fund on average daily net assets in excess of $500 million, the Adviser has agreed to a contractual advisory fee breakpoint schedule for the Funds that is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds, a separate trust, equal or exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profitability; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 4, 2025

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer, and Treasurer

Date	December 4, 2025

*	Print the name and title of each signing officer under his or her signature.